UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

                Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O’Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

BMO Funds	August 31, 2017

Annual report

Equity Funds

International & Global Funds

Alternative Funds

Fixed Income Funds

Money Market Funds

Commentaries

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	2	BMO Ultra Short Tax-Free Fund	18
BMO Dividend Income Fund	3	BMO Short Tax-Free Fund	19
BMO Large-Cap Value Fund	4	BMO Short-Term Income Fund	20
BMO Large-Cap Growth Fund	5	BMO Intermediate Tax-Free Fund	21
BMO Mid-Cap Value Fund	6	BMO Strategic Income Fund	22
BMO Mid-Cap Growth Fund	7	BMO TCH Corporate Income Fund	23
BMO Small-Cap Value Fund	8	BMO TCH Core Plus Bond Fund	24
BMO Small-Cap Core Fund	9	BMO High Yield Bond Fund	25
BMO Small-Cap Growth Fund	10	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	26
BMO Global Low Volatility Equity Fund	11	BMO Tax-Free Money Market Fund	27
BMO Disciplined International Equity Fund	12	BMO Prime Money Market Fund	28
BMO Pyrford International Stock Fund	13	BMO Institutional Prime Money Market Fund	29
BMO LGM Emerging Markets Equity Fund	14	Explanation of the Indices and Notes in the Commentary	30
BMO TCH Emerging Markets Bond Fund	15
Alternative Funds:
BMO Alternative Strategies Fund	16
BMO Global Long/Short Equity Fund	17

Financial Information

Expense Example			34

Schedules of Investments:

Equity Funds:		Fixed Income Funds:
BMO Low Volatility Equity Fund	38	BMO Ultra Short Tax-Free Fund	76
BMO Dividend Income Fund	39	BMO Short Tax-Free Fund	79
BMO Large-Cap Value Fund	41	BMO Short-Term Income Fund	82
BMO Large-Cap Growth Fund	43	BMO Intermediate Tax-Free Fund	86
BMO Mid-Cap Value Fund	44	BMO Strategic Income Fund	91
BMO Mid-Cap Growth Fund	46	BMO TCH Corporate Income Fund	95
BMO Small-Cap Value Fund	48	BMO TCH Core Plus Bond Fund	99
BMO Small-Cap Core Fund	50	BMO High Yield Bond Fund	103
BMO Small Cap Growth Fund	53	Money Market Funds:
International and Global Funds:		BMO Government Money Market Fund	105
BMO Global Low Volatility Equity Fund	55	BMO Tax-Free Money Market Fund	107
BMO Disciplined International Equity Fund	57	BMO Prime Money Market Fund	109
BMO Pyrford International Stock Fund	60	BMO Institutional Prime Money Market Fund	112
BMO LGM Emerging Markets Equity Fund	61
BMO TCH Emerging Markets Bond Fund	62
Alternative Funds:
BMO Alternative Strategies Fund	64
BMO Global Long/Short Equity Fund	73

Notes to Schedules of Investments			114
Statements of Assets and Liabilities			115
Statements of Operations			122
Statements of Changes in Net Assets			128
Financial Highlights			136
Notes to Financial Statements			147

Results of the Special Meetings of Shareholders			176

Report of Independent Registered Public Accounting Firm			177

Directors and Officers of the Funds (Unaudited)			178

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)			180

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report	BMO Low Volatility Equity Fund

Average annual total returns (%)
	1-year	Since inception*
Advisor Class (A) NAV	6.94	8.69
Advisor Class (A) OFFER	1.57	7.00
Institutional Class (I)	7.24	11.82
Russell 1000® Index	16.16	14.01
Lipper Multi-Cap Core Funds Index	14.49	12.76

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

Consistent with our long term objective, the Fund provided upside participation during another positive year for equities. Our emphasis on stocks with attractive valuations was a detractor from performance, as investors favored more expensive growth companies. Sector positioning largely reflected our emphasis on risk reduction with significant weight in sectors like Consumer Staples and Utilities. An overweight to Consumer Staples and underweight to Information Technology were significant detractors from returns. An underweight position in Energy, however, was a positive contributor as a sudden pull back in oil prices caused the sector to trade lower.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BLVAX	09658W105	5/27/2014	1.06	0.91
Institutional (I)	MLVEX	09658L208	9/28/2012	0.81	0.66

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	8.4
Consumer Staples	17.9
Energy	2.3
Financials	18.1
Healthcare	18.7
Industrials	7.1
Information Technology	7.8
Real Estate	3.2
Telecommunication Services	1.7
Utilities	12.8
Other Assets & Liabilities, Net	2.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Dividend Income Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Advisor Class (A) NAV	14.80	—	8.63
Advisor Class (A) OFFER	9.07	—	6.95
Institutional Class (I)	15.15	12.52	12.74
Russell 1000® Value Index	11.58	13.25	14.02
Standard & Poor’s 500® Index	16.23	14.34	15.00
Lipper Equity Income Funds Index	12.26	11.77	12.20

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

The Fund benefited from strong stock selection within the Industrials sector. After the U.S. presidential election, industrial stocks performed well on the expectation of increased federal infrastructure spending. Boeing Co. (2.7% of the Fund, 90.8%) benefited from global growth and has thus seen demand for its airplanes grow. Investors have been attracted to the company’s cash flow generation and healthy capital return growth.

The Fund’s performance was hampered by weak stock selection and an underweight position within the Information Technology sector. The Fund’s Information Technology holdings are typically mature companies that offer less growth, yet higher capital returns via dividends. During the fiscal year, investors preferred Information Technology companies that offered above average growth and little or no dividend. Investors rewarded Apple, Inc. (1.1% of the Fund, 57.3%) ahead of its newest iPhone launch. Unfortunately, the company is held at a relative underweight due to its below market average dividend yield and was the Fund’s largest detractor from performance.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

Kenneth M. Conrad, Ph.D., CFA; since 2000

Casey J. Sambs, CFA; since 2004

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BADIX	09658W204	5/27/2014	1.08	0.90
Institutional (I)	MDIVX	09658L604	12/29/2011	0.83	0.65

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	8.3
Consumer Staples	7.7
Energy	6.6
Financials	14.3
Healthcare	11.1
Industrials	9.1
Information Technology	18.2
Materials	4.7
Real Estate	5.4
Telecommunication Services	4.8
Utilities	8.0
Other Assets & Liabilities, Net	1.8
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Large-Cap Value Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Advisor Class (A) NAV	14.33	—	7.32
Advisor Class (A) OFFER	8.64	—	5.65
Institutional Class (I)	14.66	13.06	6.60
Retirement Class (R-6)	14.75	—	10.97
Russell 1000® Value Index	11.58	13.25	6.97
Lipper Multi-Cap Value Funds Index	12.58	12.63	6.58

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

The Fund outperformed its benchmark due to our preference for companies with positive or improving investor interest. Additionally, our focus on fundamentals was rewarded as high-quality companies outperformed lower quality counterparts. The Fund’s performance also was enhanced by strong stock selection, as sector allocation was a modest contributor to returns. The Fund’s underweight position in Telecommunication Services added to performance, while an underweight position in Financials detracted. Stock selection was particularly strong in Industrials while selection in Consumer Staples detracted from performance. Within Industrials, Boeing Co. (1.9% of the Fund, 90.8%) was the top contributor to returns. Top detractors included Tyson Foods, Inc., Class A (0.0% of the Fund, -22.4%) and CVS Health Corp. (2.3% of the Fund, -15.2%) in Consumer Staples.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BALVX	09658W303	5/27/2014	1.03	1.00
Institutional (I)	MLVIX	09658L844	1/31/2008	0.78	0.75
Retirement (R-6)	BLCRX	09658W568	12/28/2015	0.63	0.60

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	6.4
Consumer Staples	9.5
Energy	9.3
Financials	22.5
Healthcare	11.8
Industrials	11.4
Information Technology	9.3
Materials	4.0
Real Estate	7.7
Telecommunication Services	0.2
Utilities	6.3
Other Assets & Liabilities, Net	1.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class and Retirement R-6 shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

4

Annual Report	BMO Large-Cap Growth Fund

Average annual total returns (%)
	1-year	5-year	10-year	Since inception
Investor Class (Y)	21.30	16.07	9.00	—
Advisor Class (A) NAV	21.30	—	—	13.21
Advisor Class (A) OFFER	15.21	—	—	11.45
Institutional Class (I)	21.63	16.37	—	10.31
Retirement Class (R-6)	21.83	—	—	15.83
Russell 1000® Growth Index	20.82	15.41	9.39	—
Lipper Multi-Cap Growth Funds Index	20.14	14.45	7.96	—

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

The Fund outperformed its benchmark due to our preference for companies with positive or improving investor interest. Additionally, our focus on fundamentals was rewarded as high-quality companies outperformed lower quality counterparts. The Fund’s performance also was enhanced by strong stock selection, as sector allocation was a modest detractor to returns. The Fund’s underweight position in Consumer Staples added to performance, while an overweight position in Telecommunication Services detracted. Stock selection was particularly strong in Consumer Discretionary while selection in Real Estate detracted from performance. Within Consumer Discretionary, Wyndham Worldwide Corp. (1.8% of the Fund, 44.5%) and Sirius XM Holdings, Inc. (2.0% of the Fund, 40.1%) were top contributors to returns. Top detractors included EPR Properties (0.6% of the Fund, -6.0%) in Real Estate.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Jason C. Hans, CFA; since 1999

Ernesto Ramos, Ph.D.; since 1988

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MASTX	09658L745	11/20/1992	1.06	1.00
Advisor (A)	BALGX	09658W402	5/27/2014	1.06	1.00
Institutional (I)	MLCIX	09658L752	1/31/2008	0.81	0.75
Retirement (R-6)	BLGRX	09658W576	12/28/2015	0.66	0.60

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	16.2
Consumer Staples	4.3
Financials	6.3
Healthcare	16.2
Industrials	11.5
Information Technology	35.4
Materials	2.4
Real Estate	5.0
Telecommunication Services	1.3
Other Assets & Liabilities, Net	1.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Institutional Class, Advisor Class and Retirement R-6 shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Mid-Cap Value Fund

Average annual total returns (%)
	1-year	5-year	Since inception
Advisor Class (A) NAV	12.88	—	6.86
Advisor Class (A) OFFER	7.22	—	5.20
Institutional Class (I)	13.10	13.76	8.67
Retirement Class (R-3)	12.60	—	6.58
Retirement Class (R-6)	13.31	—	7.26
Russell Midcap® Value Index	10.82	14.22	9.35
Lipper Mid-Cap Value Funds Index	10.18	12.84	8.05

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

The Fund outperformed its benchmark due to our preference for companies with positive or improving investor interest. Additionally, our focus on fundamentals was rewarded as high-quality companies outperformed lower quality counterparts. The Fund’s performance also was enhanced via strong stock selection, as sector allocation was a modest contributor to returns. The Fund’s overweight position in Information Technology added to performance, while an overweight position in Consumer Staples detracted. Stock selection was particularly strong in Information Technology while selection in Consumer Discretionary slightly detracted from performance. Within Information Technology, Western Digital Corp. (1.2% of the Fund, 94.4%) and Lam Research Corp. (1.5% of the Fund, 80.4%) were top contributors to returns. Top detractors included Brinker International, Inc. (0.0% of the Fund, -17.6%) and American Eagle Outfitters, Inc. (0.0% of the Fund, -21.8%) in Consumer Discretionary.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAMCX	09658W501	5/27/2014	1.23	1.23
Institutional (I)	MRVIX	09658L711	1/31/2008	0.98	0.98
Retirement (R-3)	BMVDX	09658V446	5/27/2014	1.48	1.48
Retirement (R-6)	BMVGX	09658V438	5/27/2014	0.83	0.83

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	9.5
Consumer Staples	4.6
Energy	7.3
Financials	17.5
Healthcare	6.2
Industrials	14.5
Information Technology	9.2
Materials	5.9
Real Estate	13.1
Utilities	11.2
Other Assets & Liabilities, Net	1.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class, Retirement R-3 and Retirement R-6 Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Mid-Cap Growth Fund

Average annual total returns (%)
	1-year	5-year	Since inception
Advisor Class (A) NAV	16.73	—	3.96
Advisor Class (A) OFFER	10.87	—	2.34
Institutional Class (I)	17.07	9.73	7.51
Retirement Class (R-3)	16.47	—	3.71
Retirement Class (R-6)	17.22	—	4.37
Russell Midcap® Growth Index	14.52	13.99	9.57
Lipper Mid-Cap Growth Funds Index	16.89	13.12	8.25

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

The Fund outperformed its benchmark due to our preference for companies with positive or improving investor interest. Additionally, our focus on fundamentals was rewarded as high-quality companies outperformed lower quality counterparts. The Fund’s performance also was enhanced by strong stock selection, as sector allocation was a modest contributor to returns. The Fund’s overweight position in Information Technology added to performance, while an overweight position in Energy detracted. Stock selection was particularly strong in Healthcare while selection in Real Estate slightly detracted from performance. Within Healthcare, Align Technology, Inc. (1.7% of the Fund, 90.3%) and WellCare Health Plans, Inc. (1.8% of the Fund, 55.0%) were top contributors to returns. Top detractors included Boston Properties, Inc. (1.5% of the Fund, -12.0%) and EPR Properties (0.0% of the Fund, -1.8%) in Real Estate.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BGMAX	09658W600	5/27/2014	1.30	1.25
Institutional (I)	MRMIX	09658L737	1/31/2008	1.05	1.00
Retirement (R-3)	BMGDX	09658V420	5/27/2014	1.55	1.50
Retirement (R-6)	BMGGX	09658V412	5/27/2014	0.90	0.85

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	15.6
Consumer Staples	2.8
Energy	1.7
Financials	6.0
Healthcare	15.2
Industrials	16.2
Information Technology	28.9
Materials	5.4
Real Estate	5.2
Telecommunication Services	1.3
Other Assets & Liabilities, Net	1.7
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class, Retirement R-3 and Retirement R-6 Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Small-Cap Value Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Advisor Class (A) NAV	11.58	—	4.83
Advisor Class (A) OFFER	5.96	—	3.18
Institutional Class (I)	11.87	12.38	10.22
Retirement Class (R-3)	11.32	—	4.56
Retirement Class (R-6)	12.05	—	5.25
Russell 2000® Value Index	13.47	12.51	9.36
Lipper Small-Cap Core Funds Index	13.79	12.71	9.64

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

The Fund underperformed its benchmark due to stock selection, as sector allocation was a modest contributor to returns. The Fund’s underweight position in Energy added to performance, while an underweight position in Real Estate detracted. Stock selection was particularly strong in Industrials while selection in Health Care detracted from performance. Within Industrials, Brink’s Company (0.9% of the Fund, 116.9%) and ArcBest Corp. (0.9% of the fund, 64.3%) were top contributors to returns. Top detractors included Lannett Company, Inc. (0.2% of the Fund, -42.1%) and Acorda Therapeutics, Inc. (0.3% of the Fund, -33.1%) in Health Care.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BACVX	09658W709	5/27/2014	1.40	1.25
Institutional (I)	MRSNX	09658L596	2/28/2011	1.15	1.00
Retirement (R-3)	BSVDX	09658V396	5/27/2014	1.65	1.50
Retirement (R-6)	BSVGX	09658V388	5/27/2014	1.00	0.85

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	7.4
Consumer Staples	1.8
Energy	4.9
Financials	27.0
Healthcare	9.1
Industrials	14.6
Information Technology	10.8
Materials	7.1
Real Estate	10.2
Utilities	6.3
Other Assets & Liabilities, Net	0.8
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class, Retirement R-3 and Retirement R-6 Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Small-Cap Core Fund

Average annual total returns (%)
	1-year	Since inception*
Advisor Class (A) NAV	16.09	9.44
Advisor Class (A) OFFER	10.28	7.74
Institutional Class (I)	16.33	8.85
Russell 2000® Index	14.92	6.75
Lipper Small-Cap Core Funds Index	13.79	6.56

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

The Fund outperformed its benchmark due to strong stock selection, as sector allocation was a modest contributor to returns. The Fund’s overweight position in Health Care added to performance, with no significant detractors in terms of sector allocation. Stock selection was particularly strong in Industrials while selection in Consumer Discretionary detracted from performance. Within Industrials, Brink’s Company (0.9% of the Fund, 116.9%) and ArcBest Corp. (0.9% of the Fund, 64.3%) were top contributors to returns. Top detractors included Francesca’s Holding Corporation (0.4% of the Fund, -54.6%) and Express, Inc. (0.5% of the Fund, -46.2%) in Consumer Discretionary.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BCCAX	09658W808	5/27/2014	2.54	1.15
Institutional (I)	BSCNX	09658V537	12/27/2013	2.29	0.90

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	9.3
Consumer Staples	2.2
Energy	2.0
Financials	15.6
Healthcare	18.6
Industrials	14.8
Information Technology	20.3
Materials	6.0
Real Estate	5.9
Telecommunication Services	0.8
Utilities	2.6
Other Assets & Liabilities, Net	1.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Small-Cap Growth Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Advisor Class (A) NAV	—	—	3.26
Advisor Class (A) OFFER	—	—	(1.92)
Institutional Class (I)	14.32	10.51	8.47
Russell 2000® Growth Index	16.39	13.75	9.82
Lipper Small-Cap Growth Funds Index	14.49	12.26	8.19

*	Cumulative for periods less than one year. Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

The Fund underperformed its benchmark due to stock selection, as sector allocation was a positive contributor to returns. The Fund’s overweight position in Healthcare added to performance, with no significant detractors in terms of sector allocation. Stock selection was particularly strong in Energy while selection in Consumer Discretionary detracted from performance. Within Energy, Sanchez Energy Corp. (0.0% of the Fund, 52.1%) was the top contributor to returns. Top detractors included Francesca’s Holding Corp. (0.4% of the Fund, -56.3%) and MarineMax, Inc. (0.8% of the Fund, -23.8%) in Consumer Discretionary.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

David A. Corris, CFA; since 1999

Thomas Lettenberger, CFA; since 1994

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BSLAX	09658V339	5/31/2017	1.17	1.17
Institutional (I)	MSGIX	09658L620	1/31/2008	0.92	0.92

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	10.8
Consumer Staples	2.8
Energy	1.1
Financials	4.5
Healthcare	24.6
Industrials	17.3
Information Technology	27.0
Materials	6.2
Real Estate	2.5
Telecommunication Services	1.0
Utilities	1.0
Other Assets & Liabilities, Net	1.2
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Global Low Volatility Equity Fund

Average annual total returns (%)
	1-year	Since inception*
Advisor Class (A) NAV	6.59	6.52
Advisor Class (A) OFFER	1.29	4.85
Institutional Class (I)	6.76	8.56
Morgan Stanley Capital International All Country World Index	17.75	8.05
Lipper Global Multi-Cap Value Funds Index	15.70	6.32

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations.

Consistent with our long term objective, the Fund provided upside participation during another positive year for equities. Our emphasis on stocks with attractive valuations was a detractor from performance, as investors favored more expensive growth companies. Sector positioning largely reflects our emphasis on risk reduction with significant weight in sectors like Consumer Staples and Utilities. An overweight to Consumer Staples and underweight to Information Technology were significant detractors from returns. An underweight position in Energy, however, was a positive contributor as a sudden pull back in oil prices caused the sector to trade lower.

Heading into the next fiscal year, we believe several themes will influence equity markets. From a policy standpoint, tax reform and infrastructure spending could support economic growth. These factors, combined with continued corporate earnings growth, could lead to positive stock market returns. However, markets could react negatively if fiscal or monetary policy falls short of expectations, including a more aggressive Federal Reserve. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAEGX	09658W873	5/27/2014	1.64	1.11
Institutional (I)	BGLBX	09658V768	9/30/2013	1.39	0.86

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	4.7
Consumer Staples	16.2
Financials	20.0
Healthcare	21.4
Industrials	4.2
Information Technology	7.3
Real Estate	6.2
Telecommunication Services	6.3
Utilities	11.8
Other Assets & Liabilities, Net	1.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Disciplined International Equity Fund

Average annual total returns (%)
	1-year	Since inception*
Advisor Class (A) NAV	19.97	7.26
Advisor Class (A) OFFER	14.01	4.47
Institutional Class (I)	20.30	7.52
Morgan Stanley Capital International Europe, Australasia, Far East Index	17.64	8.69
Lipper International Multi-Cap Core Funds Index	17.28	9.36

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, international stocks in both developed and emerging markets outpaced U.S. stocks as corporate earnings and economic growth stabilized in international markets.

The Fund outperformed its benchmark due to our preference for fundamentally strong companies with reasonable valuations. The Fund’s relative performance was mostly driven by stock selection. An overweight position in Healthcare detracted from performance, while an underweight position in Real Estate contributed positively. In terms of country weights, an overweight position in France added to performance while an underweight position in Spain detracted. Stock selection was particularly strong in Financials, where Societe Generale SA (1.6% of the Fund, 61.0%) was a top contributor. Within Industrials, Royal Mail PLC (0.6% of the Fund, -20.5%) was the biggest detractor from returns.

As we look ahead, continued corporate earnings growth should lead to positive stock market returns. Any tax reform and infrastructure spending could further support economic growth, although with more uncertainty around these drivers. However, markets could react negatively with a slowdown in corporate earnings, or fiscal or monetary policy falls short of expectations. We also recognize a seeming disconnect between the equity and bond market that we continue to monitor. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2007

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BDAQX	09658W667	9/17/2015	1.45	1.15
Institutional (I)	BDIQX	09658W659	9/17/2015	1.20	0.90

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	10.2
Consumer Staples	11.0
Energy	2.6
Financials	19.4
Healthcare	14.7
Industrials	15.4
Information Technology	7.9
Materials	9.4
Telecommunication Services	3.7
Utilities	2.8
Real Estate	1.6
Other Assets & Liabilities, Net	1.3
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Pyrford International Stock Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Investor Class (Y)	10.38	6.63	7.19
Advisor Class (A) NAV	10.38	—	1.59
Advisor Class (A) OFFER	4.87	—	0.00
Institutional Class (I)	10.68	6.90	7.47
Retirement Class (R-3)	10.17	—	1.34
Retirement Class (R-6)	10.85	—	1.98
Class F-3	—	—	0.08
Morgan Stanley Capital International Europe, Australasia, Far East Index	17.64	8.48	8.96
Lipper International Multi-Cap Core Funds Index	17.28	8.44	9.03

*	Cumulative for periods less than one year. Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

International equity markets were marked by a reflation trade over the second half of 2016 as investors looked to rotate out of defensive sectors into more cyclical areas of the market. Since the turn of the year, European equities have performed strongly though a strengthening Euro has the potential to tighten conditions. Concerns on economic growth remain with forecasts steadily being revised downward, though market sentiment has been helped by supportive central bank policy from Japan, Europe, and the U.S. Ordinarily, this liquidity would have translated into robust credit growth in the real economy, but in a world where banks are reluctant to lend because of capital constraints and asset quality concerns and the private sector is unwilling to borrow because of already high existing levels of debt, this traditional transmission mechanism is broken.

We maintained a very defensive stance during the year, concentrating on characteristics of value and quality—high dividend yield, low financial leverage, and high return on equity. The Fund underperformed during the period under review. Underperformance was predominantly driven by underweight financials and stock selection within Europe. Low quality cyclical stocks in peripheral Europe were buoyed by the potential for reflation and a steeper yield curve over the second half of 2016, an area we are underweight. We continue to be underweight as we remain concerned with asset quality. We strongly believe that the European debt crisis has not gone away and banks remain the most exposed when the structural problems of peripheral southern Europe resurface. Indeed, Italian banks have been the focus of the market given high levels of bad debts.

In Asia, Hong Kong stock selection was positive led by Information Technology names. The Hong Kong market has performed strongly year-to-date, leading us to reduce our country allocation on valuation concerns. Currency contribution was positive by being underweight the Japanese Yen, despite the best efforts of the Bank of Japan, the currency depreciated by more than 6% over the period.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Pyrford International Ltd.

Fund Managers; Investment Experience

Tony Cousins, CFA; since 1985

Daniel McDonagh, CFA; since 1997

Paul Simons, CFA; since 1996

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MISYX	09658L497	12/29/2011	1.31	1.19
Advisor (A)	BPIAX	09658W840	5/27/2014	1.31	1.19
Institutional (I)	MISNX	09658L513	12/29/2011	1.06	0.94
Retirement (R-3)	BISDX	09658V370	5/27/2014	1.56	1.44
Retirement (R-6)	BISGX	09658V362	5/27/2014	0.91	0.79
Class F-3	BISBX	09658V321	5/31/2017	0.91	0.79

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	3.0
Consumer Staples	13.0
Energy	9.9
Financials	8.8
Healthcare	9.9
Industrials	18.5
Information Technology	6.2
Materials	4.1
Telecommunication Services	11.9
Utilities	6.5
Other Assets & Liabilities, Net	8.2
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class, Advisor Class, Retirement R-3, Retirement R-6 and F-3 Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

13

Annual Report	BMO LGM Emerging Markets Equity Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Advisor Class (A) NAV	14.03	—	5.60
Advisor Class (A) OFFER	8.32	—	3.96
Institutional Class (I)	14.36	5.70	9.72
Morgan Stanley Capital International Emerging Markets Index	24.53	5.30	10.69
Lipper Emerging Markets Funds Index	23.67	5.65	10.88

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

Two major events occurred in the fourth quarter of 2016, demonetization in India and the impact of Trump’s election on certain emerging market countries, in particular Mexico. The Fund has several investments in both markets. While both caused a significant spike in volatility, we believed they did not diminish the investment case for the Fund’s holdings and, as such, we added to conviction positions. This action materially benefited the Fund’s return in 2017.

The Fund’s relative underperformance was primarily due to negative allocation effects from underweighting China and security selection in Indonesia, Vietnam, and the Philippines. In the Philippines, Universal Robina Corp. (URC) (3.6% of the Fund, -37.7%) was the largest detractor to the Fund’s performance. We raised our concerns with the stock in conversations with company management while in Manila in 2017. Our concerns included the high cost of recent acquisitions, the overall competitive environment, and lingering problems caused by product recalls in Vietnam. We came away greatly reassured, even though the competitive environment is likely to remain tough over the medium term. With URC’s market-leading brands in underpenetrated categories, superior distribution, robust balance sheet, and great management team, we remain confident in the long-term outlook for this business.

Adding to performance included security selection in India, South Africa, and Turkey. BIM Birlesik Magazalar AS (BIM), a Turkish discount retailer, (3.5% of the Fund, 31.7%) has a focus on the long-term and a ruthless attention to cost efficiency. BIM only operates in non-prime locations, has a narrow product offering (roughly 600 products of which about 70% are private label), and has a first-mover advantage, allowing them to build scale. This scale gives BIM bargaining power with suppliers and, combined with lower real estate costs and fewer product offerings, provides BIM with a much lower cost base than competitors.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

LGM Investments Limited

Fund Managers; Investment Experience

Damian Bird, CFA; since 2008

Irina Hunter; since 1994

Rishikesh Patel; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAEMX	09658W824	5/27/2014	1.64	1.40
Institutional (I)	MIEMX	09658L489	12/22/2008	1.39	1.15

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Consumer Discretionary	11.7
Consumer Staples	39.0
Financials	32.7
Healthcare	1.5
Industrials	1.6
Information Technology	1.9
Materials	1.0
Utilities	1.7
Common Stock Units	2.4
Participation Notes	2.6
Other Assets & Liabilities, Net	3.9
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO TCH Emerging Markets Bond Fund

Average annual total returns (%)
	1-year	Since inception*
Advisor Class (A) NAV	4.92	3.91
Advisor Class (A) OFFER	1.23	2.78
Institutional Class (I)	5.07	5.75
JP Morgan Emerging Markets Bond Global Diversified Index	5.02	7.44
Lipper Emerging Markets Hard Currency Debt Funds Index	7.67	5.40

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

In our view, the moderate approach the Federal Reserve (the Fed) appears to be taking with regard to their balance sheet is positive for the emerging market debt sector. Many investors had feared that eventual policy normalization would withdraw liquidity and hurt the sector, but the slow, deliberate course the Fed is charting projects more stability for the sector. Emerging market debt performance has been more positive than many expected and with spread tightening in other sectors even more in the second quarter, emerging market debt continues to appear attractive on a relative basis. The dollar continued to weaken in the second quarter, erasing almost all of the rise post-election in 2016, despite the second rate hike of 2017. This weakening should benefit hard currency emerging market debt.

The Fund delivered strong absolute returns for the fiscal year, outperforming the benchmark, but lagged the peer group. The period was characterized by meaningful rate increases and spread compression that left overall yields in a similar position after a strong year of performance for the sector.

The Fund is diversified to various sectors relative to its benchmark, which is comprised primarily of sovereign and fully owned quasi-sovereign issuers. Corporate and quasi-sovereign sectors outperformed the sovereign benchmark, adding to the Fund’s relative returns. The Fund maintains a higher quality bias versus the benchmark. For the trailing period, non-investment grade outperformed investment grade emerging market debt by nearly 600 basis points, detracting from relative performance.

Regional allocations contributed to Fund performance. Below benchmark allocations to Asia benefited performance for the trailing twelve months, and increasing allocations to the Middle East and North Africa from approximately benchmark weight to overweight benefited the Fund as that was the top performing region for the Fund’s fiscal year. By country, the Fund was overweight Mexico which underperformed, but underweight Philippines, which underperformed.

While U.S. policy priorities appear less focused on trade than several months ago, potential further volatility around U.S. political rhetoric could continue to create opportunities. As a whole, current emerging market yields remain attractive and we expect sub-sector and security selection opportunities to be important drivers of returns in the coming quarters.

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Taplin, Canida & Habacht, LLC

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Daniela Mardarovici, CFA; since 2000

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAMEX	09658W816	5/27/2014	2.84	1.00
Institutional (I)	MEBIX	09658L448	9/30/2013	2.59	0.85

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	55.0
International Bonds	41.5
Other Assets & Liabilities, Net	3.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Alternative Strategies Fund

Average annual total returns (%)
	1-year	Since inception*
Advisor Class (A) NAV	4.27	3.03
Advisor Class (A) OFFER	(0.92)	1.08
Institutional Class (I)	4.65	3.31
Bank of America Merrill Lynch 3-Month T-Bill Index	0.62	0.32
HFRX Global Hedge Fund Index	5.57	1.59
Lipper Alternative Multi-Strategy Funds Index	3.75	1.66

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year began with strength across global markets as China maintained a pro-growth stance and the markets welcomed Donald Trump’s unexpected victory. U.S. stocks led developed markets higher, while rising commodity prices fueled emerging markets. Global equities rallied into 2017 as strong corporate earnings growth and improving economic data continued in the United States, Europe and Japan. Several market indexes hit new highs, fueled by expectations that Trump would deliver business-friendly policies, including tax cuts and regulatory reforms. Fixed income also traded higher despite tightening U.S. monetary policy. The fiscal year ended with increased volatility as geopolitical concerns grew as mounting tension with both North Korea and Russia caused bouts of weakness in equity markets. U.S. and German government bonds ended on a strong note as demand for safe haven assets increased.

The Fund achieved its results with an average volatility that was approximately 40% of the market as measured by Morgan Stanley Capital International (MSCI) All Country World Index (ACWI). As such, the portfolio provided good downside protection in periods of stress while lagging in an upward moving market.

Given a relatively strong equity market during most of the year, equity hedged strategies were among the strongest contributors to portfolio performance. Our higher beta manager contributed significantly to returns while the lower beta manager provided protection in the more recent down drafts.

The relative value allocation turned in mixed results for the portfolio. Our volatility manager continued to capitalize predominantly on U.S. based returns where the relationship between implied volatility and realized remained the most attractive. The other manager in this allocation continued to struggle and was replaced at the end of February with a global long/short mandate.

The credit hedged sleeve of the portfolio enhanced performance as bank loans and long equities were strong. This manager continued to monitor the geopolitical environment and continued to look for opportunities that are more insulated from market turmoil and remain relatively defensively positioned.

Our macro allocation also managed to add value during this time period. Equity positioning was additive with long positions in U.S., China and Japan indices among the largest contributors to performance in this strategy.

Investment Adviser:

BMO Asset Management Corp.

Sub-advisers:

CTC myCFO, LLC

Capstone Investment Advisors, LLC

Cramer Rosenthan McGlynn, LLC

Graham Capital Management, L.P.

Iridian Asset Management LLC

Sound Point Capital Management, L.P.

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BMATX	09658W683	12/16/2014	3.73	2.92
Institutional (I)	BMASX	09658W675	12/16/2014	3.48	2.67

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
	Short	Long
Common Stocks Sold Short or Purchased Long
Consumer Discretionary	(3.5)	8.9
Consumer Staples	(1.4)	2.6
Energy	(0.2)	0.7
Financials	(0.7)	2.9
Healthcare	(1.2)	5.4
Industrials	(2.4)	8.7
Information Technology	(1.6)	5.6
Materials	(0.8)	4.9
Real Estate	(1.0)	0.5
Telecommunication Services	(0.1)	0.9
Utilities	(0.7)	1.3

Total Common Stocks	(13.6)	42.4
Total Common Stocks Sold Short		(13.6)

Total Net Sold Short and Purchased Long Common Stocks		28.8
Other investments Purchased Long*		7.9
Other investments Sold Short*		(6.1)
Short-Term Investments		51.9
Other Assets & Liabilities		17.5
Total		100.0

*	See Schedules of Investments for additional detail on investment type.

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Global Long/Short Equity Fund

Average annual total returns (%)
	1-year	Since inception*
Advisor Class (A) NAV	15.77	11.46
Advisor Class (A) OFFER	10.00	8.55
Institutional Class (I)	16.10	11.73
Morgan Stanley Capital International All Country World Index	17.75	12.01
Lipper Alternative Long/Short Equity Funds Index	6.48	3.55

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The fiscal year featured two distinct market environments. Immediately following the unanticipated outcome of the U.S. election, expectations of fiscal spending, deregulation, and tax cuts for individuals and corporations inspired a new sense of optimism among investors. That renewed outlook for future economic growth and inflation led to an increase in U.S. 10 year treasury yields, the repricing of expensive “bond proxy” stocks, and outperformance of more attractively valued pro-cyclical stocks. Since the end of 2016, however, the market experienced a partial reversal of post-election themes; with growth becoming scarce in the market, investors preferred stocks with higher growth rates over company valuations. Contrary to expectations heading into 2017, international stocks in both developed and emerging markets outpaced U.S. stocks as corporate earnings and economic growth have stabilized in international markets.

Within the global investment universe, our emphasis on stock valuations detracted from returns in what was predominantly a growth-oriented market. However, the portfolio continues to display the intended risk characteristics, with volatility and drawdowns at a fraction of those of the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI).

The Fund’s sector and country allocations had a modest impact on performance, as relative returns were mostly driven by stock selection. An underweight position in Information Technology detracted from performance, while a net short position in Energy contributed positively. In terms of country weights, a net short position in the United Kingdom added to performance while an underweight position in China detracted.

As we look ahead, continued corporate earnings growth should lead to positive stock market returns. Any tax reform and infrastructure spending could further support economic growth, although with more uncertainty around these drivers. However, markets could react negatively with a slowdown in corporate earnings, or fiscal or monetary policy falls short of expectations. We also recognize the seeming disconnect between the equity and bond market that we continue to monitor. Accordingly, we have positioned your portfolio to participate in up markets while managing downside risks.

Fund Managers; Investment Experience

Jay Kaufman, CFA; since 2006

Ernesto Ramos, Ph.D.; since 1988

David Rosenblatt, CFA; since 2006

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BGAQX	09658W626	9/17/2015	9.50	2.40
Institutional (I)	BGIQX	09658W618	9/17/2015	9.25	2.15

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
	Short	Long
Common Stocks Sold Short or Purchased Long
Consumer Discretionary	(5.1)	9.9
Consumer Staples	(1.6)	9.4
Energy	(0.2)	—
Financials	(2.8)	11.7
Healthcare	(1.6)	19.9
Industrials	(8.0)	18.3
Information Technology	(7.5)	11.2
Materials	(3.3)	5.1
Real Estate	(4.9)	5.4
Telecommunication Services	(0.6)	2.2
Utilities	—	5.7

Total Common Stocks	(35.6)	98.8
Total Common Stocks Sold Short		(35.6)

Total Net Sold Short and Purchased Long Common Stocks		63.2
Short-Term Investments		40.1
Other Assets & Liabilities		(3.3)
Total		100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Ultra Short Tax-Free Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Advisor Class (A) NAV	0.80	—	0.51
Advisor Class (A) OFFER	(1.26)	—	(0.12)
Institutional Class (I)	1.15	0.83	1.19
Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index)	0.66	0.43	0.52
Lipper Short Municipal Debt Funds Index	0.77	0.78	1.18

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

Looking back over the past year, interest rates increased dramatically following the election of President Trump—the “reflation” trade—before rallying back towards pre-election levels. Fixed income yields moved higher with forecasted increases in Gross Domestic Product and inflation due to aggressive fiscal policies proposed by the new Trump Administration. Ultimately, this put some pressure on the Federal Reserve (the Fed) to move interest rates higher. However, hurdles to enacting looser fiscal policy, as well as choppy economic data and lower inflation, limited the Fed’s actions over the past year. As of August 31, only four interest rate hikes have been made by the Fed in the current tightening cycle. Since December 2015, the Federal Open Market Committee (FOMC) has increased the Fed Funds target rate by 100 basis points from 0.25% to the current 1.25%. The probability for a widely anticipated rate hike in the fourth quarter of 2017 has fallen as inflation has drifted lower over the year and global political tensions have risen.

Municipal yields increased across the curve for the year. The long end experienced the largest increase with the thirty-year yield higher by about 60 basis points from August 2016. On the short end of the curve, one- and five-year yields increased by 25 basis points, and the ten-year yield increased by 45 basis points. Despite higher yields, returns were positive for all spots along the municipal yield curve, albeit with a wide range of outcomes. According to the Bloomberg Barclays Municipal Bond Index, the long bond index returned 0.42%, the ten-year bond index returned 1.06% the five-year bond index returned 1.44%, and the one year bond index returned 1.04%.

The Fund outperformed its blended benchmark and peer group over the period. Performance was helped by an overweight of lower quality bonds as spreads tightened with investors stretching for yield in the low interest rate environment. Additionally, the Fund had an overweight of municipal floating rate notes which performed well in the rising interest rate environment. The Fund’s performance was hindered by its selection of bonds within the lower quality rating sectors.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BAUSX	09658W790	5/27/2014	0.64	0.55
Institutional (I)	MUISX	09658L539	9/30/2009	0.39	0.30

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 14.1%
School District	5.4
State or Local	8.7
Revenue Bonds — 89.2%
Appropriation	16.8
Education	6.4
General Revenue	1.2
Healthcare	23.2
Housing	7.8
Industrial Revenue	8.1
Power	2.9
Special Tax	3.4
Tobacco	0.8
Transportation	9.4
Water & Sewer	9.2
Other Assets & Liabilities, Net	(3.3)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Short Tax-Free Fund

Average annual total returns (%)
	1-year	Since inception*
Advisor Class (A) NAV	1.08	1.42
Advisor Class (A) OFFER	(0.95)	0.78
Institutional Class (I)	1.14	1.87
Bloomberg Barclays Short (1-5 Year) Municipal Index	1.13	1.29
Lipper Short Municipal Debt Funds Index	0.77	0.74

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

Looking back over the past year, interest rates increased dramatically following the election of President Trump—the “reflation” trade—before rallying back towards pre-election levels. Fixed income yields moved higher with forecasted increases in Gross Domestic Product and inflation due to aggressive fiscal policies proposed by the new Trump Administration. Ultimately, this put some pressure on the Federal Reserve (the Fed) to move interest rates higher. However, hurdles to enacting looser fiscal policy, as well as choppy economic data and lower inflation, limited the Fed’s actions over the past year. As of August 31, only four interest rate hikes have been made by the Fed in the current tightening cycle. Since December 2015, the Federal Open Market Committee (FOMC) has increased the Fed Funds target rate by 100 basis points from 0.25% to the current 1.25%. The probability for a widely anticipated rate hike in the fourth quarter of 2017 has fallen as inflation has drifted lower over the year and global political tensions have risen.

Municipal yields increased across the curve for the year. The long end experienced the largest increase with the thirty-year yield higher by about 60 basis points from August 2016. On the short end of the curve, one- and five-year yields increased by 25 basis points, and the ten-year yield increased by 45 basis points. Despite higher yields, returns were positive for all spots along the municipal yield curve, albeit with a wide range of outcomes. According to the Bloomberg Barclays Municipal Bond Index, the long bond index returned 0.42%, the ten-year bond index returned 1.06% the five-year bond index returned 1.44%, and the one year bond index returned 1.04%.

The Fund performed in line with the benchmark and outperformed the peer group over the period. Performance was helped by an overweight of lower quality bonds as spreads tightened with investors stretching for yield in the low interest rate environment. The Fund’s barbell structure also was additive as the yield curve rose. The Fund’s performance was hindered by its selection of bonds within the lower quality rating sectors.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BASFX	09658W782	5/27/2014	0.78	0.56
Institutional (I)	MTFIX	09658L646	11/29/2012	0.53	0.41

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 19.0%
School District	7.2
State or Local	11.8
Revenue Bonds — 76.3%
Appropriation	14.2
Education	12.3
General Revenue	1.5
Healthcare	22.3
Housing	3.4
Industrial Revenue	3.2
Power	2.9
Special Tax	2.3
Student Loan	0.3
Tobacco	2.0
Transportation	7.8
Water & Sewer	4.1
Other Assets & Liabilities, Net	4.7
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Short-Term Income Fund

Average annual total returns (%)
	1-year	5-year	10-year	Since inception
Advisor Class (A) NAV	1.46	—	—	1.18
Advisor Class (A) OFFER	(0.55)	—	—	0.57
Institutional Class (I)	1.60	1.43	2.93	—
Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index	0.88	0.98	2.18	—
Lipper Short Investment-Grade Debt Funds Index	1.60	1.36	2.30	—

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The Federal Open Market Committee (FOMC) and the surprise election of Donald Trump were significant factors in the bond market’s significant volatility over the past year. While three interest rate increases by the FOMC since December 2016 spurred yields dramatically higher, the Presidential election ignited market participants’ hopes for deregulation and tax reform. These beliefs reinforced a “risk-on” mentality in the marketplace, which drove sales of Treasury bonds and increased the buying of credit bonds. While interest rates climbed all across the yield curve, the most dramatic increases were seen in maturities of 1 year and shorter.

An overweight in percentage and duration exposure to the Corporate, Asset-Backed Securities (ABS) and Commercial Mortgage Securities (CMS) sectors, as compared to the benchmark index, benefited performance, as they were the top performers for the year. Conversely, exposure to longer-dated U.S. Government securities detracted from performance, as interest rates rose dramatically all across the yield curve. A barbell term structure was beneficial as the yield curve flattened in maturities greater than one year. Thanks in large part to the anticipation of regulatory and tax reform, the security selection of financial versus industrial corporate issues also proved to be additive to performance.

After a rebound in growth for the second quarter of 2017, economists anticipate that the economy will finish the year at 2% to 2.5% Gross Domestic Product. The U.S. Federal Reserve continues to be concerned with inflation persisting well below its targeted level of 2%; however, the employment data remains strong and has shown resilience in the face of economic uncertainty. As of August 31, 2017 the futures market reflected only a 33% chance of a policy tightening occurring by the end of 2017.

The trends of rising rates out to five years and a flatter yield curve beyond six months are likely to remain in place. As the fiscal year drew to a close, and as efforts to swiftly implement agenda items have reached an impasse, Congress and the new administration will remain significant wildcards in the marketplace. A few items of focus in the near-term include raising the debt ceiling, passing a budget and any potential tax or regulatory reform. Exogenous items that affect market confidence, like weather-related emergencies and/or increasing tension in Asia will also bear watching.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BTMAX	09658W774	5/27/2014	0.72	0.62
Institutional (I)	MSIFX	09658L570	5/31/2007	0.47	0.37

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	21.6
Collateralized Mortgage Obligations	3.0
Commercial Mortgage Securities	7.0
Corporate Bonds & Notes	41.7
Mutual Funds	1.9
U.S. Government & U.S. Government Agency Obligations	15.9
U.S. Government Agency—Mortgage Securities	0.5
Other Assets & Liabilities, Net	8.4
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Intermediate Tax-Free Fund

Average annual total returns (%)
	1-year	5-year	10-year	Since inception
Investor Class (Y)	0.78	2.79	4.75	—
Advisor Class (A) NAV	0.79	—	—	3.10
Advisor Class (A) OFFER	(2.73)	—	—	2.00
Institutional Class (I)	1.11	3.04	—	4.44
Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	1.07	2.73	4.32	—
Lipper Intermediate Municipal Debt Funds Index	0.63	2.48	3.87	—

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

Looking back over the past year, interest rates increased dramatically following the election of President Trump—the “reflation” trade—before rallying back towards pre-election levels. Fixed income yields moved higher with forecasted increases in Gross Domestic Product and inflation due to aggressive fiscal policies proposed by the new Trump Administration. Ultimately, this put some pressure on the Federal Reserve (the Fed) to move interest rates higher. However, hurdles to enacting looser fiscal policy, as well as choppy economic data and lower inflation, limited the Fed’s actions over the past year. As of August 31, only four interest rate hikes have been made by the Fed in the current tightening cycle. Since December 2015, the Federal Open Market Committee (FOMC) has increased the Fed Funds target rate by 100 basis points from 0.25% to the current 1.25%. The probability for a widely anticipated rate hike in the fourth quarter of 2017 has fallen as inflation has drifted lower over the year and global political tensions have risen.

Municipal yields increased across the curve for the year. The long end experienced the largest increase with the thirty-year yield higher by about 60 basis points from August 2016. On the short end of the curve, one- and five-year yields increased by 25 basis points, and the ten-year yield increased by 45 basis points. Despite higher yields, returns were positive for all spots along the municipal yield curve, albeit with a wide range of outcomes. According to the Bloomberg Barclays Municipal Bond Index, the long bond index returned 0.42%, the ten-year bond index returned 1.06% the five-year bond index returned 1.44%, and the one year bond index returned 1.04%.

The Fund outperformed its benchmark and peer group over the period. Performance was helped by an overweight of lower quality bonds as spreads tightened with investors stretching for yield in the low interest rate environment. The Fund’s barbell structure also was additive as the yield curve rose. The Fund’s performance was hindered by the selection of bonds in the 15 year portion of the yield curve.

Fund Managers; Investment Experience

Thomas Byron; since 1981

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MITFX	09658L760	2/1/1994	0.58	0.56
Advisor (A)	BITAX	09658W766	5/27/2014	0.58	0.56
Institutional (I)	MIITX	09658L778	12/27/2010	0.33	0.33

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 23.0%
School District	13.2
State or Local	9.8
Revenue Bonds — 75.5%
Appropriation	18.7
Education	8.1
General Revenue	0.9
Healthcare	18.4
Housing	4.0
Industrial Revenue	0.7
Power	2.7
Special Tax	1.3
Student Loan	0.7
Tobacco	0.7
Transportation	11.4
Water & Sewer	7.9
Other Assets & Liabilities, Net	1.5
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Investor Class shares of the Fund. Performance for the Institutional Class and Advisor Class shares will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Investor Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Strategic Income Fund

Average annual total returns (%)
	1-year	5-year	10-year	Since inception
Investor Class (Y)	3.32	2.34	4.31	—
Advisor Class (A) NAV	3.32	—	—	3.27
Advisor Class (A) OFFER	(0.28)	—	—	2.15
Institutional Class (I)	3.58	2.59	4.56	—
Bloomberg Barclays U.S. Aggregate Bond Index*	0.49	2.19	4.40	—
Bloomberg Barclays U.S. Mortgage Backed Securities Index	0.80	2.05	4.24	—
Lipper Multi-Sector Income Funds Index	5.51	3.87	5.61	—

*	The Bloomberg Barclays U.S. Aggregate Bond Index is replacing the Bloomberg Barclays U.S. Mortgage Backed Securities Index as the Fund’s benchmark. The Fund has changed the broad-based securities market index to which it compares its performance. The Bloomberg Barclays U.S. Mortgage Back Securities Index will be excluded from this comparison in the future.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

Since the end of May, the Fund has performed approximately in-line with its new benchmark, benefitting from the strength of security selection and the performance of non-government securities, but interest rate and yield curve impacts offset these contributions. In this timeframe, security selection within Mining and Chemicals was particularly additive, while selection within Energy names detracted from performance.

The Fund outperformed the new benchmark, but underperformed the new peer group for the full fiscal period. Relative to the benchmark, the Fund was overweight non-agency mortgages, which performed well and contributed meaningful income to the portfolio. The Fund’s outperformance was significantly benefited by a litigation settlement from a crisis-era investment received during the first quarter. Relative to the new peer group, the Fund had a significant overweight to agency mortgages in a period when agency mortgages underperformed higher yielding securities typically held in multi-sector fixed income portfolios, such as emerging market debt, credit and high yield corporates.

Looking forward, when the Federal Reserve begins its long awaited balance sheet reduction plan, the deliberate and methodical approach should ease the direct impact to Treasuries and broader fixed income, though implementation should be monitored closely. U.S. fixed income has benefited from significant international flows, a continuing support given yield differentials. Those factors notwithstanding, Treasury markets have priced in moderating economic data to a greater degree than other asset classes and sectors. Whether credit, priced near historical median levels, or Treasuries are better reflective of near term economic outcomes will help define the coming quarters for fixed income investors. As markets respond to U.S. fiscal policy and global monetary policy shifts, we see opportunities and risks across the spectrum of fixed income sectors and expect sub-sector and security selection opportunities to be important drivers of returns for the upcoming period.

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Daniela Mardarovici, CFA; since 2000

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MRGIX	09658L810	12/13/1992	0.86	0.80
Advisor (A)	BMTAX	09658W758	5/27/2014	0.86	0.80
Institutional (I)	MGIIX	09658L828	5/31/2007	0.61	0.55

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Asset-Backed Securities	0.2
Collateralized Mortgage Obligations	10.6
Commercial Mortgage Securities	6.0
Corporate Bonds & Notes	66.0
U.S. Government Agency—Mortgage Securities	15.6
Other Assets & Liabilities, Net	1.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO TCH Corporate Income Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Investor Class (Y)	3.86	4.64	8.22
Advisor Class (A) NAV	3.86	—	4.27
Advisor Class (A) OFFER	0.21	—	3.14
Institutional Class (I)	4.07	4.79	8.40
Bloomberg Barclays U.S. Credit Index	1.90	3.39	6.61
Lipper Corporate Debt Funds BBB-Rated Index	3.35	4.45	10.50

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The Fund outperformed its benchmark and peer group in a period when rates rose significantly and economic expectations improved.

Interest rates on the 10 year U.S. Treasury rose from 1.58% on August 31, 2016 to 2.12% on August 31, 2017, resulting in a -0.95% return for Treasuries. The Fund had tactically reduced portfolio duration in 2016 and that positioning contributed to strong relative performance against the benchmark as yields rose sharply in the later part of 2016. Floating rate notes, also part of the yield curve positioning, benefited the portfolio as the Federal Reserve hiked rates three times (December, March, June) during the period.

Individual security selection within corporate credit was the largest driver of positive performance. In particular, names within Information Technology, Healthcare, and Metals & Mining, contributed to returns while other sectors such as Retail mildly detracted from returns.

Sector and quality selection was positive. The portfolio was overweight credit, which outperformed duration-matched Treasuries by 309 basis points as spreads tightened. Within credit, the Fund was overweight lower quality investment grade securities which outperformed higher quality securities with BBB bonds outperforming AAA equivalents by over 360 basis points of excess return. The portfolio was overweight corporate credit, which outperformed non-corporate credit by 150 basis points, adding to relative performance.

Looking forward, duration positioning has been brought closer to benchmark given the adjustment in rates and the Fund is positioning for continued flattening of the yield curve as the rate hike cycle proceeds. The Fund remains modestly constructive credit relative to government securities in light of fundamental underpinnings as the corporate backdrop remains benign, but this view is balanced against tightening credit spreads. To date, earnings and strong demand continue to be supportive of spread levels. We expect security selection and idiosyncratic opportunities to remain key drivers in the coming quarters as uncertainty regarding U.S. policy implementation (Healthcare, Financials) and Merger & Acquisition activity continue to create opportunities, while other sectors undergo secular changes (Retail, Telecommunications).

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Taplin, Canida & Habacht, LLC

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Daniela Mardarovici, CFA; since 2000

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MCIYX	09658L851	12/22/2008	0.73	0.60
Advisor (A)	BATIX	09658W733	5/27/2014	0.73	0.60
Institutional (I)	MCIIX	09658L869	12/22/2008	0.48	0.48

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	93.7
Municipals	0.2
U.S. Government & U.S. Government Agency Obligations	3.3
Other Assets & Liabilities, Net	2.8
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO TCH Core Plus Bond Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Investor Class (Y)	1.91	3.22	6.00
Advisor Class (A) NAV	1.91	—	2.96
Advisor Class (A) OFFER	(1.65)	—	1.84
Institutional Class (I)	2.08	3.46	6.25
Bloomberg Barclays U.S. Aggregate Bond Index	0.49	2.19	4.04
Lipper Core Plus Bond Funds Index	1.16	2.58	6.03

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

The Fund outperformed its benchmark meaningfully, but modestly underperformed the peer group in a period when rates rose significantly and economic expectations improved.

Interest rates on the 10 year U.S. Treasury rose from 1.58% on August 31, 2016 to 2.12% on August 31, 2017, resulting in a -0.95% return for Treasuries. The Fund had tactically reduced portfolio duration in 2016 and that positioning contributed to strong relative performance against the benchmark as yields rose sharply in the later part of 2016. Floating rate notes, also part of the yield curve positioning, benefited the portfolio as the Federal Reserve hiked rates three times (December, March, June) during the period.

Sector and quality selection was positive. The portfolio was overweight credit, which outperformed duration-matched Treasuries by 309 basis points as spreads tightened. Within credit, the Fund was overweight lower quality investment grade securities which outperformed higher quality securities with BBB bonds outperforming AAA equivalents by over 360 basis points of excess return. The portfolio was overweight corporate credit, which outperformed non-corporate credit by 150 basis points, adding to relative performance. However, the overweight to mortgage backed securities (MBS) detracted from relative returns as that sector underperformed in the period and mortgage duration extended with the increase in Treasury yields.

Individual security selection within corporate credit contributed to performance, in particular names within Information Technology and Metals & Mining, while other sectors such as Retail mildly detracted from returns.

Looking forward, duration positioning has been brought closer to benchmark given the adjustment in rates and the Fund is positioning for continued flattening of the yield curve as the rate hike cycle proceeds. The Fund remains modestly constructive credit relative to government securities in light of fundamental underpinnings as the corporate backdrop remains benign, but this view is balanced against tightening credit spreads. To date, earnings and strong demand continue to be supportive of spread levels. We expect security selection and idiosyncratic opportunities to remain key drivers in the coming quarters as uncertainty regarding U.S. policy implementation (Healthcare, Financials) and Merger & Acquisition activity continue to create opportunities, while other sectors undergo secular changes (Retail, Telecommunications).

Investment Adviser:

BMO Asset Management Corp.

Sub-adviser:

Taplin, Canida & Habacht, LLC

Fund Managers; Investment Experience

Scott M. Kimball, CFA; since 2004

Daniela Mardarovici, CFA; since 2000

Frank J. Reda, CMT; since 2001

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MCYBX	09658L877	12/22/2008	0.60	0.60
Advisor (A)	BATCX	09658W725	5/27/2014	0.60	0.60
Institutional (I)	MCBIX	09658L885	12/22/2008	0.35	0.35

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	46.0
U.S. Government & U.S. Government Agency Obligations	12.7
U.S. Government Agency—Mortgage Securities	36.2
Other Assets & Liabilities, Net	5.1
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Investor Class and Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO High Yield Bond Fund

Average annual total returns (%)
	1-year	5-year	Since inception*
Advisor Class (A) NAV	6.37	—	3.13
Advisor Class (A) OFFER	2.70	—	2.01
Institutional Class (I)	6.53	4.86	5.52
Bank of America Merrill Lynch U.S. High Yield, Master II Constrained Index	8.78	6.50	7.58
Bank of America Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	7.58	6.26	7.25
Lipper High Yield Bond Funds Index	8.67	5.88	7.00

*	Benchmarks since inception reflect the inception date of the Institutional Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

Commentary

For the full fiscal year, lower quality high yield outperformed with CCC rated bonds producing more than double the return of B rate securities—over 14% vs. approximately 7%. This difference in returns by quality segment led the Fund to underperform given its higher quality bias. Of note, during the first six months of the fiscal year, when the Fund had more of a high quality bias, CCC rated bonds returned approximately 12% versus 3% for BB rated. However, in the second half of the fiscal year, as the benchmark changed and the Fund incorporated lower quality assets, BB rated securities outperformed CCC rated by over 1%. Since the end of March, high yield spreads have remained unchanged with rates moving modestly lower impacting overall yields.

For the second quarter of calendar year 2017, security selection within certain Energy sub-sectors, Consumer Products and niche Retail sectors detracted from performance. Companies within the Telecommunication sector were the largest positive contributors, offsetting some of the impact from Energy. Cable sector performance was due to fundamental strength and idiosyncratic company factors.

Since the end of the second quarter of calendar year 2017, security selection within the Mining and Transportation sectors were positive contributors while Telecommunications and Consumer, Non-Cyclical were the largest detractors.

We continue to expect returns for full year 2017 to be approximately 5-7%, driven primarily by interest income and continued spread compression, partially offset by rising rates. High yield continues to be an attractive asset class for investors due to its diversification benefits and short duration, which should benefit from reinvestment activity when rates increase.

Fund Managers; Investment Experience

Ronald J. Salinas, CFA; since 2000

Eduardo J. Simpson, CFA; since 1999

Janelle Woodward, CFA; since 2003

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Advisor (A)	BMHAX	09658W717	5/27/2014	1.22	0.91
Institutional (I)	MHBNX	09658L406	12/29/2011	0.97	0.66

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Corporate Bonds & Notes	96.0
Other Assets & Liabilities, Net	4.0
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Institutional Class shares of the Fund. Performance for the Advisor Class shares will vary from the performance of the Institutional Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Institutional Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Government Money Market Fund

Average annual total returns (%)
	7-day current yield	1-year	5-year	10-year
Investor Class (Y)	0.62	0.24	0.06	0.40
Premier Class	0.87	0.45	0.12	0.49
iMoneyNet, Inc. Government Money Market Index		0.03	0.02	0.29
Lipper U.S. Government Money Market Funds Index		0.18	0.05	0.35

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The Federal Open Market Committee (FOMC) and the surprise election of Donald Trump were significant factors in the bond market’s significant volatility over the past year. While three interest rate increases, by the FOMC, since December 2016, spurred yields dramatically higher, the Presidential election ignited market participants’ hopes for deregulation and tax reform. These beliefs reinforced a “risk-on” mentality in the marketplace, which drove sales of Treasury bonds and increased the buying of credit bonds. While interest rates climbed all across the yield curve, the most dramatic increases were seen in maturities of one year and shorter.

Due to a rising interest rate environment, the Fund’s low Weighted Average Maturity and increased allocation to floating rate securities were strong contributors to performance during the fiscal year. Following the Money Market Reform implemented last October, strong demand for short-dated Government instruments has continued unabated, and as a result, short government yields remain under pressure. Nearly one year later, assets have still not begun shifting back to the Prime Funds as expected, as clients continue to rely on Government Funds for liquidity and many investors are content to keep the status quo amid uncertainty regarding fiscal policy and regulatory reform.

Thanks to the December 2016, March and June 2017 interest rate increases, yields climbed dramatically during the fiscal year, most noticeably on maturities of one year and less. Floating rate instruments remain attractive as the FOMC projects a further reduction in policy accommodation in the remainder of 2017 and 2018.

The trends of rising rates out to five years and a flatter yield curve beyond six months are likely to remain in place. As the fiscal year drew to a close, and as efforts to swiftly implement agenda items have reached an impasse, Congress and the Trump administration will remain significant wildcards in the marketplace. A few items of focus in the near-term include raising the debt ceiling, passing a budget and any potential tax or regulatory reform. Exogenous items that affect market confidence, like weather-related emergencies and/or increasing tension in Asia also will bear watching.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MGYXX	09658L786	5/17/2004	0.54	0.46
Premier	MGNXX	09658L794	5/28/2004	0.29	0.21

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Mutual Funds	5.5
Repurchase Agreements	19.7
U.S. Government & U.S. Government Agency Obligations	86.2
Other Assets & Liabilities, Net	(11.4)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Tax-Free Money Market Fund

Average annual total returns (%)
	7-day current yield	1-year	5-year	10-year
Investor Class (Y)	0.42	0.37	0.10	0.49
Premier Class	0.67	0.62	0.19	0.66
iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index		0.28	0.07	0.34
Lipper Tax-Exempt Money Market Funds Index		0.39	0.10	0.35

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

Looking back over the past year, interest rates increased dramatically following the election of President Trump—the “reflation” trade—before rallying back towards pre-election levels. Fixed income yields moved higher with forecasted increases in Gross Domestic Product and inflation due to aggressive fiscal policies proposed by the new Trump Administration. Ultimately, this put some pressure on the Federal Reserve (the Fed) to move interest rates higher. However, hurdles to enacting looser fiscal policy, as well as choppy economic data and lower inflation, limited the Fed’s actions over the past year. As of August 31 only four interest rate hikes have been made by the Fed in the current tightening cycle. Since December 2015, the Federal Open Market Committee (FOMC) has increased the Fed Funds target rate by 100 basis points from 0.25% to the current 1.25%. The probability for a widely anticipated rate hike in the fourth quarter of 2017 has fallen as inflation has drifted lower over the year and global political tensions have risen.

Municipal yields increased across the curve for the year. The long end experienced the largest increase with the thirty-year yield higher by about 60 basis points from August 2016. On the short end of the curve, one- and five-year yields increased by 25 basis points, and the ten-year yield increased by 45 basis points. Despite higher yields, returns were positive for all spots along the municipal yield curve, albeit with a wide range of outcomes. According to the Bloomberg Barclays Municipal Bond Index, the long bond index returned 0.42%, the ten-year bond index returned 1.06% the five-year bond index returned 1.44%, and the one year bond index returned 1.04%.

The Fund outperformed its benchmark and peer group over the period. Duration for the Fund has stayed short with the Weighted Average Maturity fluctuating between 13 and 30 days. The Fund has a large allocation to variable rate demand bonds with daily or weekly liquidity and management made purchases in fixed rate bonds when the Fund was adequately compensated. Use of commercial paper has allowed the Fund to pick up some fixed interest rate exposure in the one to three month space as a way to diversify interest rate exposure while allowing flexibility for additional rate increases by the Fed.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Thomas Byron; since 1981

Boyd R. Eager; since 1997

Brian Sipich, CFA; since 1998

Robert Wimmel; since 1992

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MTFXX	09658L547	9/22/2004	0.54	0.46
Premier	MFIXX	09658L554	6/29/2005	0.29	0.21

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Municipal Issuance/Industry Type
Issuance/Industry	Fund (%)
General Obligation — 15.9%
State or Local	15.9
Revenue Bonds — 85.5%
Appropriation	8.3
Education	8.8
General Revenue	2.5
Healthcare	16.3
Housing	8.7
Industrial Revenue	7.4
Special Tax	13.5
Transportation	8.6
Water & Sewer	11.4
Other Assets & Liabilities, Net	(1.4)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Prime Money Market Fund

Average annual total returns (%)
	7-day current yield	1-year	5-year	10-year
Investor Class (Y)	0.81	0.42	0.10	0.53
Premier Class	1.06	0.67	0.20	0.69
iMoneyNet, Inc. Money Fund Report Averages		0.14	0.05	0.40
Lipper Money Market Instrument Funds Index		0.44	0.11	0.47

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The Federal Open Market Committee (FOMC) and the surprise election of Donald Trump were significant factors in the bond market’s significant volatility over the past year. While three interest rate increases, by the FOMC, since December 2016, spurred yields dramatically higher, the Presidential election ignited market participants’ hopes for deregulation and tax reform. These beliefs reinforced a “risk-on” mentality in the marketplace, which drove sales of Treasury bonds and increased the buying of credit bonds. While interest rates climbed all across the yield curve, the most dramatic increases were seen in maturities of one year and shorter.

Due to a rising interest rate environment, the Fund’s low Weighted Average Maturity and increased allocation to floating rate securities were strong contributors to performance during the fiscal year. Higher yields on commercial paper, particularly in financial and asset-backed names, also helped performance. Following the Money Market Reform implemented last October, strong demand for short-dated Government instruments has continued unabated, and as a result, short government yields remain under pressure. Nearly one year later, assets have still not begun shifting back to the Prime Funds as expected, as clients continue to rely on Government Funds for liquidity, and many investors are content to keep the status quo amid uncertainty regarding fiscal policy and regulatory reform.

Thanks to the December 2016, March and June 2017 interest rate increases, yields climbed dramatically during the fiscal year, most noticeably on maturities of one year and less. Floating rate instruments remain attractive as the FOMC projects a further reduction in policy accommodation in the remainder of 2017 and 2018.

The trends of rising rates out to five years and a flatter yield curve beyond six months are likely to remain in place. As the fiscal year drew to a close, and as efforts to swiftly implement agenda items have reached an impasse, Congress and the Trump administration will remain significant wildcards in the marketplace. A few items of focus in the near-term include raising the debt ceiling, passing a budget and any potential tax or regulatory reform. Exogenous items that affect market confidence, like weather-related emergencies and/or increasing tension in Asia also will bear watching.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	MARXX	09658L679	11/23/1992	0.46	0.46
Premier	MAIXX	09658L687	4/3/2000	0.21	0.21

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Certificates of Deposit	25.7
Commercial Paper	57.4
Municipals	4.3
Mutual Funds	7.0
Repurchase Agreements	5.6
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Annual Report	BMO Institutional Prime Money Market Fund

Average annual total returns (%)
	7-day current yield	1-year	Since inception*
Investor Class (Y)	0.83	0.50	0.43
Premier Class	1.08	0.75	0.68
iMoneyNet, Inc. Money Fund Report Averages		0.14	0.14
Lipper Institutional Money Market Funds Index		0.86	0.69

*	Benchmarks since inception reflect the inception date of the Premier Class.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Commentary

The Federal Open Market Committee (FOMC) and the surprise election of Donald Trump were significant factors in the bond market’s significant volatility over the past year. While three interest rate increases by the FOMC, since December 2016, spurred yields dramatically higher, the Presidential election ignited market participants’ hopes for deregulation and tax reform. These beliefs reinforced a “risk-on” mentality in the marketplace, which drove sales of Treasury bonds and increased the buying of credit bonds. While interest rates climbed all across the yield curve, the most dramatic increases were seen in maturities of one year and shorter.

Due to a rising interest rate environment, the Fund’s low Weighted Average Maturity and increased allocation to floating rate securities were strong contributors to performance during the fiscal year. Higher yields on commercial paper, particularly in financial and asset-backed names, also helped performance. The Fund had substantial liquidity and considerably short-weighted average maturity relative to its peers, which weighed on performance relative to the Index. Following the Money Market Reform implemented last October, strong demand for short-dated Government instruments has continued unabated, and as a result, short government yields remain under pressure. Nearly one year later, assets have still not begun shifting back to the Prime Funds as expected, as clients continue to rely on Government Funds for liquidity, and many investors are content to keep the status quo amid uncertainty regarding fiscal policy and regulatory reform.

Thanks to the December 2016, March and June 2017 interest rate increases, yields climbed dramatically during the fiscal year, most noticeably on maturities of one year and less. Floating rate instruments remain attractive as the FOMC projects a further reduction in policy accommodation in the remainder of 2017 and 2018.

The trends of rising rates out to five years and a flatter yield curve beyond six months are likely to remain in place. As the fiscal year drew to a close, and as efforts to swiftly implement agenda items have reached an impasse, Congress and the Trump administration will remain significant wildcards in the marketplace. A few items of focus in the near-term include raising the debt ceiling, passing a budget and any potential tax or regulatory reform. Exogenous items that affect market confidence, like weather-related emergencies and/or increasing tension in Asia also will bear watching.

Fund Managers; Investment Experience

Peter J. Arts; since 1992

Boyd R. Eager; since 1997

			Inception date	Expenses (%)
Share class	Ticker	Cusip		Gross	Net
Investor (Y)	BYFXX	09658V354	6/3/2016	0.54	0.45
Premier	BPFXX	09658L347	6/3/2016	0.29	0.20

The net expense ratio shown reflects contractual expense limitations made by the Adviser, currently through December 31, 2017. The Adviser has committed to continue this arrangement through December 31, 2018. The Fund’s return would have been lower without these contractual expense limitations.

Portfolio sector allocation
Sector	Fund (%)
Certificates of Deposit	17.6
Commercial Paper	59.1
Mutual Funds	6.0
Repurchase Agreements	17.4
Other Assets & Liabilities, Net	(0.1)
Total	100.0

Portfolio composition will change due to the ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Growth of an assumed $10,000 investment

See Explanation of the Indices and Notes in the Commentary for additional information. The above graph relates to the Premier Class shares of the Fund. Performance for the Investor Class shares will vary from the performance of the Premier Class shares shown above due to differences in charges and expenses. This graph illustrates the hypothetical investment of $10,000 in the Premier Class shares of the Fund from the lesser of the Fund’s inception date or August 31, 2007 to August 31, 2017.

Explanation of the Indices and Notes in the Commentary

The views expressed in the commentary are as of August 31, 2017 and are those of the Funds’ investment adviser and/or portfolio manager(s). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of the Funds or any individual security, industry, market sector or the markets generally. Statements involving predictions, assessments, analyses or outlook for individual securities, industries, market sectors and/or markets involve risks and uncertainties. In addition to the general risks described for the Funds in their current Prospectuses, other factors bearing on these commentaries include the accuracy of the investment adviser’s or portfolio manager’s forecasts and predictions and the appropriateness of the investment programs designed by the investment adviser or portfolio managers to implement their strategies efficiently and effectively. Any one, or more, of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of a Fund to differ materially as compared to benchmarks associated with that Fund. The line graphs and tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The gross and net expense ratios are based on expenses incurred by a Fund as disclosed in the Funds’ Prospectus dated December 29, 2016. Each Fund’s performance assumes the reinvestment of all dividends and distributions. Performance returns for all benchmark comparisons assume dividends and distributions were reinvested for the entire period. All indices are unmanaged and are not available for direct investment.

Fund/Benchmark Comparison per Fund		Explanation
Low Volatility Equity Fund	Russell 1000® Index	The Russell 1000® Index consists of approximately 1,000 of the largest companies in the U.S. equity markets.(4)
	Lipper Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Dividend Income Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Standard & Poor’s 500® Index	The S&P 500® is an unmanaged index of large-cap common stocks.
	Lipper Equity Income Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Value Fund	Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Large-Cap Growth Fund	Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper Multi-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Value Fund	Russell Midcap® Value Index	This index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.(4)
	Lipper Mid-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Mid-Cap Growth Fund	Russell Midcap® Growth Index	This index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.(4)
	Lipper Mid-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Value Fund(1)	Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.(4)
	Lipper Small-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Small-Cap Core Fund(1)	Russell 2000® Index	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.(4)
	Lipper Small-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Small-Cap Growth Fund(1)	Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.(4)
	Lipper Small-Cap Growth Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Global Low Volatility Equity Fund(3)	Morgan Stanley Capital International All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.(4)
	Lipper Global Multi-Cap Value Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Disciplined International Equity Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Pyrford International Stock Fund(3)	Morgan Stanley Capital International Europe, Australasia, Far East Index	The MSCI Europe, Australasia and Far East Index is a standard unmanaged foreign securities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International.(4)
	Lipper International Multi-Cap Core Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
LGM Emerging Markets Equity Fund(3)	Morgan Stanley Capital International Emerging Markets Index	The MSCI Emerging Markets Index is a market capitalization weighted index comprised of over 800 companies representative of the market structure of the emerging countries in Europe, Latin America, Africa, Middle East and Asia, as monitored by Morgan Stanley Capital International.(4)
	Lipper Emerging Markets Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
TCH Emerging Markets Bond Fund(3)(6)	JP Morgan Emerging Markets Bond Global Diversified Index	The JP Morgan Emerging Markets Bond Global Diversified Index tracks total returns for traded external debt instruments (external meaning foreign currency denominated fixed income) in the emerging markets and limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries eligible current face amounts of debt outstanding.(4)
	Lipper Emerging Markets Hard Currency Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Alternative Strategies Fund(3)	Bank of America Merrill Lynch 3-Month T-Bill Index	Bank of America Merrill Lynch 3-Month T-Bill Index comprises a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.(4)
	HFRX Global Hedge Fund Index	HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It comprises all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.
	Lipper Alternative Multi-Strategy Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Global Long/Short Equity Fund(3)	Morgan Stanley Capital International All Country World Index	The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.(4)
	Lipper Alternative Long/Short Equity Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Ultra Short Tax-Free Fund(2)(6)	Blended Index (50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet, Inc. Money Market Fund Tax-Free National Retail Index)	The blended index consists of 50% Bloomberg Barclays 1 Year Municipal Bond Index and 50% iMoneyNet Money Market Fund Tax-Free National Retail Index. The Bloomberg Barclays 1 Year Municipal Bond Index is the 1 year component of the Bloomberg Barclays Capital Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. The iMoneyNet Money Market Fund Tax-Free National Retail Index is an average of money funds with investment objectives similar to that of the Fund.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Short Tax-Free Fund(2)(6)	Bloomberg Barclays Short (1-5 Year) Municipal Index	The Bloomberg Barclays Short (1-5 Year) Municipal Index includes invetment-grade tax-exempt bonds that are issued by state and local governments and have maturities of 1 to 5 years.(4)
	Lipper Short Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Short-Term Income Fund(6)	Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index	This is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith.(4)
	Lipper Short Investment-Grade Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Intermediate Tax-Free Fund(2)(6)	Bloomberg Barclays 1-15 Year Blend Municipal Bond Index	This index is the 1-15 year Blend component of the Bloomberg Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa and a range of maturities between 1-17 years. To qualify for inclusion, a bond or security must have outstanding par value of at least $7 million, issued as part of a transaction of at least $75 million, fixed rate, dated-date after December 31, 1990 and must have at least one year from final maturity.(4)
	Lipper Intermediate Municipal Debt Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Strategic Income Fund(6)	Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.(4)
	Bloomberg Barclays U.S. Mortgage Backed Securities Index	This index is an unmanaged index that includes 15 and 30 year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corp. (FHLMC) and the Federal National Mortgage Corporation (FNMC).(4)
	Lipper Multi-Sector Income Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
TCH Corporate Income Fund(6)	Bloomberg Barclays U.S. Credit Index	Bloomberg Barclays U.S. Credit Index represents securities that are SEC registered, taxable and U.S. dollar denominated. The index covers U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity and quality requirements.(4)
	Lipper Corporate Debt Funds BBB-Rated Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
TCH Core Plus Bond Fund(6)	Bloomberg Barclays U.S Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities. To qualify for inclusion, a bond or security must have at least one year to final maturity, rated investment grade Baa3 or better, dollar denominated, non-convertible, fixed rate and be publicly issued.(4)
	Lipper Core Plus Bond Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
High Yield Bond Fund(3)(6)	Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index	This is an Index that tracks the performance of U.S. dollar denominated below investment grade rated corporate debt publically issued in the U.S. domestic market.(4)
	Bank of America Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	This is a benchmark index for high yield corporate bonds which excludes lower-rated securities and caps exposure to any one issuer at 2% and is administrated by Merrill Lynch.(4)
	Lipper High Yield Bond Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Government Money Market Fund	iMoneyNet, Inc. Government Money Market Index	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper U.S. Government Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

Explanation of the Indices and Notes in the Commentary (continued)

Fund/Benchmark Comparison per Fund		Explanation
Tax-Free Money Market Fund	iMoneyNet, Inc. Fund Report/Tax-Free National Retail Index	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Tax-Exempt Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Prime Money Market Fund	iMoneyNet, Inc. Money Fund Report Averages	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Money Market Instrument Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)
Institutional Prime Money Market Fund	iMoneyNet, Inc. Money Fund Report Averages	This index is an average of money funds with investment objectives similar to that of the Fund.
	Lipper Institutional Money Market Funds Index	Lipper indices are comprised of a certain number of eligible mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.(5)

(1)	Small-Cap stocks are less liquid and more volatile than large-cap stocks.
(2)	Income generated by the Fund may be subject to the federal alternative minimum tax.
(3)	International investing involves special risks including currency risk, political risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(4)	Performance returns do not reflect the deduction of sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in a mutual fund’s performance.
(5)	Performance returns do not reflect the deduction of sales charges of component funds, or taxes, but do reflect the deduction of fund expenses.
(6)	Investors should be aware that in an environment of rising interest rates, they may expect to see declining bond prices.

Expense Example (Unaudited)

For the Six Months Ended August 31, 2017

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2017 (3/1/17-8/31/17).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor				Advisor				Institutional
Fund	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)
Low Volatility Equity Fund
Actual					$1,000.00	$1,015.20	0.90%	$4.57	$1,000.00	$1,017.10	0.65%	$3.31
Hypothetical (5% return before expenses)					1,000.00	1,020.46	0.90	4.58	1,000.00	1,021.72	0.65	3.31
Dividend Income Fund
Actual					1,000.00	1,035.60	0.90	4.62	1,000.00	1,037.00	0.65	3.34
Hypothetical (5% return before expenses)					1,000.00	1,020.46	0.90	4.58	1,000.00	1,021.72	0.65	3.31
Large-Cap Value Fund
Actual					1,000.00	1,014.40	1.00	5.08	1,000.00	1,016.40	0.75	3.81
Hypothetical (5% return before expenses)					1,000.00	1,019.96	1.00	5.09	1,000.00	1,021.22	0.75	3.82
Large-Cap Growth Fund
Actual	$1,000.00	$1,093.90	1.00%	$5.27	1,000.00	1,093.90	1.00	5.25	1,000.00	1,095.20	0.75	3.95
Hypothetical (5% return before expenses)	1,000.00	1,019.96	1.00	5.09	1,000.00	1,019.96	1.00	5.09	1,000.00	1,021.22	0.75	3.82

Expense Example (Unaudited) (continued)

	Investor				Advisor						Institutional
Fund	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)		Expenses paid during period 3/1/17- 8/31/17(1)		Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)
Mid-Cap Value Fund
Actual					$1,000.00	$1,003.40	1.24%		$6.26		$1,000.00	$1,004.20	0.99%	$5.00
Hypothetical (5% return before expenses)					1,000.00	1,018.75	1.24		6.31		1,000.00	1,020.01	0.99	5.04
Mid-Cap Growth Fund
Actual					1,000.00	1,064.80	1.24		6.48		1,000.00	1,066.50	0.99	5.15
Hypothetical (5% return before expenses)					1,000.00	1,018.75	1.24		6.31		1,000.00	1,020.01	0.99	5.04
Small-Cap Value Fund
Actual					1,000.00	973.60	1.24		6.18		1,000.00	974.00	0.99	4.92
Hypothetical (5% return before expenses)					1,000.00	1,018.75	1.24		6.31		1,000.00	1,020.01	0.99	5.04
Small-Cap Core Fund
Actual					1,000.00	1,004.60	1.15		5.80		1,000.00	1,006.10	0.90	4.56
Hypothetical (5% return before expenses)					1,000.00	1,019.20	1.15		5.85		1,000.00	1,020.46	0.90	4.58
Small-Cap Growth Fund
Actual					1,000.00	1,032.60	1.24	(2)	3.19	(2)	1,000.00	1,057.30	0.99	5.16
Hypothetical (5% return before expenses)					1,000.00	1,018.72	1.24	(3)	6.33	(3)	1,000.00	1,020.01	0.99	5.04
Global Low Volatility Equity Fund
Actual					1,000.00	1,060.40	1.10		5.70		1,000.00	1,061.90	0.85	4.41
Hypothetical (5% return before expenses)					1,000.00	1,019.46	1.10		5.60		1,000.00	1,020.72	0.85	4.33
Disciplined International Equity Fund
Actual					1,000.00	1,124.90	1.15		6.15		1,000.00	1,126.90	0.90	4.81
Hypothetical (5% return before expenses)					1,000.00	1,019.20	1.15		5.85		1,000.00	1,020.46	0.90	4.58
Pyrford International Stock Fund
Actual	$1,000.00	$1,090.30	1.19%	$6.24	1,000.00	1,090.30	1.19		6.30		1,000.00	1,091.70	0.94	4.94
Hypothetical (5% return before expenses)	1,000.00	1,019.00	1.19	6.06	1,000.00	1,019.00	1.19		6.06		1,000.00	1,020.26	0.94	4.79
LGM Emerging Markets Equity Fund
Actual					1,000.00	1,187.90	1.40		7.75		1,000.00	1,190.00	1.15	6.32
Hypothetical (5% return before expenses)					1,000.00	1,017.94	1.40		7.12		1,000.00	1,019.20	1.15	5.85
TCH Emerging Markets Bond Fund
Actual					1,000.00	1,045.10	1.00		5.13		1,000.00	1,046.50	0.85	4.41
Hypothetical (5% return before expenses)					1,000.00	1,019.96	1.00		5.09		1,000.00	1,020.72	0.85	4.33
Alternative Strategies Fund
Actual					1,000.00	1,018.00	2.97		15.12		1,000.00	1,020.80	2.72	13.87
Hypothetical (5% return before expenses)					1,000.00	1,010.03	2.97		15.05		1,000.00	1,011.29	2.72	13.79
Global Long/Short Equity Fund
Actual					1,000.00	1,034.70	2.49		12.76		1,000.00	1,036.40	2.24	11.49
Hypothetical (5% return before expenses)					1,000.00	1,012.45	2.49		12.63		1,000.00	1,013.71	2.24	11.37
Ultra Short Tax-Free Fund
Actual					1,000.00	1,004.70	0.55		2.78		1,000.00	1,006.00	0.30	1.52
Hypothetical (5% return before expenses)					1,000.00	1,022.23	0.55		2.80		1,000.00	1,023.49	0.30	1.53
Short Tax-Free Fund
Actual					1,000.00	1,014.30	0.55		2.80		1,000.00	1,014.10	0.40	2.03
Hypothetical (5% return before expenses)					1,000.00	1,022.23	0.55		2.80		1,000.00	1,022.98	0.40	2.04
Short-Term Income Fund
Actual					1,000.00	1,011.40	0.60		3.05		1,000.00	1,011.60	0.35	1.78
Hypothetical (5% return before expenses)					1,000.00	1,021.98	0.60		3.06		1,000.00	1,023.24	0.35	1.78
Intermediate Tax-Free Fund
Actual	1,000.00	1,033.20	0.55	2.82	1,000.00	1,033.20	0.55		2.83		1,000.00	1,034.40	0.32	1.64
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.55	2.80	1,000.00	1,022.23	0.55		2.80		1,000.00	1,023.39	0.32	1.63

Expense Example (Unaudited) (continued)

	Investor				Advisor				Institutional
Fund	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)
Strategic Income Fund
Actual	$1,000.00	$1,049.10	0.80%	$4.13	$1,000.00	$1,049.10	0.80%	$4.13	$1,000.00	$1,050.50	0.55%	$2.84
Hypothetical (5% return before expenses)	1,000.00	1,020.97	0.80	4.08	1,000.00	1,020.97	0.80	4.08	1,000.00	1,022.23	0.55	2.80
TCH Corporate Income Fund
Actual	1,000.00	1,032.10	0.59	3.01	1,000.00	1,032.10	0.59	3.01	1,000.00	1,033.50	0.46	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.59	3.01	1,000.00	1,022.03	0.59	3.01	1,000.00	1,022.68	0.46	2.35
TCH Core Plus Bond Fund
Actual	1,000.00	1,027.80	0.59	2.99	1,000.00	1,027.80	0.59	2.99	1,000.00	1,028.20	0.34	1.72
Hypothetical (5% return before expenses)	1,000.00	1,022.03	0.59	3.01	1,000.00	1,022.03	0.59	3.01	1,000.00	1,023.29	0.34	1.73
High Yield Bond Fund
Actual					1,000.00	1,025.20	0.90	4.60	1,000.00	1,025.40	0.65	3.29
Hypothetical (5% return before expenses)					1,000.00	1,020.46	0.90	4.58	1,000.00	1,021.72	0.65	3.31

									Premier
Government Money Market Fund
Actual	1,000.00	1,002.10	0.45	2.27					1,000.00	1,003.40	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,022.73	0.45	2.29					1,000.00	1,023.99	0.20	1.02
Tax-Free Money Market Fund
Actual	1,000.00	1,002.00	0.45	2.27					1,000.00	1,003.30	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,022.73	0.45	2.29					1,000.00	1,023.99	0.20	1.02
Prime Money Market Fund
Actual	1,000.00	1,003.20	0.45	2.27					1,000.00	1,004.50	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,022.73	0.45	2.29					1,000.00	1,023.99	0.20	1.02
Institutional Prime Money Market Fund
Actual	1,000.00	1,003.30	0.45	2.27					1,000.00	1,004.60	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,022.73	0.45	2.29					1,000.00	1,023.99	0.20	1.02

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)
Large-Cap Value Fund
Actual					$1,000.00	$1,016.60	0.60%	$3.05
Hypothetical (5% return before expenses)					1,000.00	1,021.98	0.60	3.06
Large-Cap Growth Fund
Actual					1,000.00	1,096.50	0.60	3.17
Hypothetical (5% return before expenses)					1,000.00	1,021.98	0.60	3.06
Mid-Cap Value Fund
Actual	$1,000.00	$1,001.70	1.49%	$7.54	1,000.00	1,005.10	0.84	4.25
Hypothetical (5% return before expenses)	1,000.00	1,017.49	1.49	7.58	1,000.00	1,020.77	0.84	4.28
Mid-Cap Growth Fund
Actual	1,000.00	1,064.00	1.49	7.78	1,000.00	1,066.90	0.84	4.38
Hypothetical (5% return before expenses)	1,000.00	1,017.49	1.49	7.58	1,000.00	1,020.77	0.84	4.28
Small-Cap Value Fund
Actual	1,000.00	971.40	1.49	7.40	1,000.00	974.80	0.84	4.18
Hypothetical (5% return before expenses)	1,000.00	1,017.49	1.49	7.58	1,000.00	1,020.77	0.84	4.28

Expense Example (Unaudited) (continued)

	Retirement Class R-3				Retirement Class R-6				Class F-3
Fund	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio		Expenses paid during period 3/1/17- 8/31/17
Pyrford International Stock Fund
Actual	$1,000.00	$1,089.30	1.44%	$7.56	$1,000.00	$1,092.60	0.79%	$4.15	$1,000.00	$1,000.80	0.79	(2)%	$2.00	(2)
Hypothetical (5% return before expenses)	1,000.00	1,017.74	1.44	7.32	1,000.00	1,021.02	0.79	4.02	1,000.00	1,020.99	0.79	(3)	4.02	(3)

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2017 through August 31, 2017, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.
(2)	Expenses are equal to the Funds’ annualized expense ratios for the period May 31, 2017 (inception date) through August 31, 2017, multiplied by the average account value over the period, multiplied by 92/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.
(3)	Expenses are equal to the Funds’ annualized expense ratios for the period May 31, 2017 (inception date) through August 31, 2017, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

August 31, 2017

Schedules of Investments

Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.0%

Consumer Discretionary — 8.4%

Apparel Retail — 0.2%
Foot Locker, Inc. (1)	8,836	$311,292

Apparel, Accessories & Luxury Goods — 0.4%
Carter’s, Inc. (1)	7,100	615,641

Automotive Retail — 0.3%
AutoZone, Inc. (1)(2)	802	423,809

Broadcasting — 0.4%
AMC Networks, Inc., Class A (1)(2)	11,636	707,236

Cable & Satellite — 2.0%
Comcast Corp., Class A	79,535	3,229,916

Computer & Electronics Retail — 0.3%
Best Buy Co., Inc. (1)	7,875	427,298

General Merchandise Stores — 0.4%
Target Corp. (1)	11,534	628,949

Movies & Entertainment — 2.0%
Regal Entertainment Group, Class A (1)	35,709	527,422
Walt Disney Co.	26,555	2,687,366

		3,214,788

Publishing — 0.2%
John Wiley & Sons, Inc., Class A (1)	7,697	415,253

Restaurants — 2.2%
Brinker International, Inc. (1)	23,762	741,849
Darden Restaurants, Inc. (1)	14,854	1,219,365
Dunkin’ Brands Group, Inc. (1)	29,062	1,498,437

		3,459,651

Total Consumer Discretionary		13,433,833

Consumer Staples — 17.9%

Agricultural Products — 1.2%
Bunge, Ltd.	26,453	1,974,187

Drug Retail — 2.2%
CVS Health Corp.	38,537	2,980,452
Walgreens Boots Alliance, Inc. (1)	6,425	523,637

		3,504,089

Food Distributors — 2.5%
Sysco Corp. (1)	30,311	1,596,480
U.S. Foods Holding Corp. (2)	84,188	2,310,961

		3,907,441

Food Retail — 1.5%
Kroger Co. (1)	107,753	2,356,558

Household Products — 0.8%
Church & Dwight Co., Inc. (1)	10,626	533,106
Spectrum Brands Holdings, Inc. (1)	7,424	816,343

		1,349,449

Hypermarkets & Super Centers — 3.9%
Costco Wholesale Corp. (1)	18,228	2,857,057
Wal-Mart Stores, Inc. (1)	42,742	3,336,868

		6,193,925

Packaged Foods & Meats — 1.9%
ConAgra Brands, Inc. (1)	42,582	1,382,212
Kellogg Co. (1)	7,885	516,152
Pinnacle Foods, Inc. (1)	19,112	1,133,533

		3,031,897

Description	Shares	Value
Common Stocks (continued)

Consumer Staples (continued)

Soft Drinks — 3.9%
Dr. Pepper Snapple Group, Inc. (1)	32,393	$2,949,383
PepsiCo, Inc. (1)	28,400	3,286,732

		6,236,115

Total Consumer Staples		28,553,661

Energy — 2.3%

Integrated Oil & Gas — 2.3%
Chevron Corp. (1)	28,610	3,079,008
Exxon Mobil Corp. (1)	7,526	574,460

Total Energy		3,653,468

Financials — 18.1%

Consumer Finance — 1.6%
American Express Co. (1)	29,432	2,534,095

Financial Exchanges & Data — 0.8%
Morningstar, Inc. (1)	15,179	1,255,303

Life & Health Insurance — 2.5%
Aflac, Inc. (1)	42,631	3,519,189
Unum Group	8,399	404,664

		3,923,853

Multi-Line Insurance — 0.7%
Hartford Financial Services Group, Inc. (1)	19,714	1,065,936

Property & Casualty Insurance — 7.4%
Allstate Corp.	40,214	3,639,367
Aspen Insurance Holdings, Ltd.	39,893	1,803,164
Axis Capital Holdings, Ltd.	52,235	3,146,636
Progressive Corp.	22,201	1,031,902
Travelers Cos., Inc.	18,642	2,259,038

		11,880,107

Regional Banks — 0.9%
PNC Financial Services Group, Inc. (1)	11,807	1,480,716

Reinsurance — 4.2%
Everest Re Group, Ltd. (1)	14,826	3,743,269
Validus Holdings, Ltd. (1)	59,281	2,972,942

		6,716,211

Total Financials		28,856,221

Healthcare — 18.7%

Biotechnology — 0.6%
AbbVie, Inc. (1)	13,253	997,951

Healthcare Equipment — 5.3%
Baxter International, Inc.	52,866	3,279,807
Becton, Dickinson and Co. (1)	13,417	2,675,887
Hill-Rom Holdings, Inc. (1)	7,813	601,288
Medtronic PLC	12,611	1,016,699
Varian Medical Systems, Inc. (1)(2)	7,700	818,125

		8,391,806

Healthcare Services — 2.1%
DaVita, Inc. (2)	23,520	1,377,331
Express Scripts Holding Co. (1)(2)	31,703	1,991,583

		3,368,914

Healthcare Supplies — 1.1%
Cooper Cos., Inc.	6,794	1,704,139

Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc., Class A (1)(2)	2,643	575,698

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Managed Healthcare — 1.3%
Anthem, Inc. (1)	2,310	$452,852
Cigna Corp.	9,167	1,668,944

		2,121,796

Pharmaceuticals — 7.9%
Bristol-Myers Squibb Co. (1)	11,095	671,026
Eli Lilly & Co. (1)	36,090	2,933,756
Johnson & Johnson (1)	27,907	3,694,049
Merck & Co., Inc.	35,208	2,248,383
Pfizer, Inc.	92,526	3,138,482

		12,685,696

Total Healthcare		29,846,000

Industrials — 7.1%

Aerospace & Defense — 4.3%
Huntington Ingalls Industries, Inc.	3,264	698,365
Lockheed Martin Corp. (1)	10,520	3,212,703
Northrop Grumman Corp. (1)	5,359	1,458,773
Raytheon Co. (1)	2,693	490,153
Spirit AeroSystems Holdings, Inc., Class A (1)	12,495	930,878

		6,790,872

Agricultural & Farm Machinery — 0.3%
Deere & Co. (1)	4,544	526,786

Environmental & Facilities Services — 2.0%
Waste Management, Inc. (1)	42,112	3,247,256

Trucking — 0.5%
Landstar System, Inc. (1)	7,709	719,635

Total Industrials		11,284,549

Information Technology — 7.8%

Communications Equipment — 2.0%
Cisco Systems, Inc.	79,751	2,568,780
Motorola Solutions, Inc. (1)	6,336	558,328

		3,127,108

Consulting & Other Services — 1.6%
Amdocs, Ltd.	39,312	2,547,025

Data Processing & Outsourced Services — 1.0%
Genpact, Ltd. (1)	54,891	1,561,649

Electronic Components — 0.4%
Dolby Laboratories, Inc., Class A (1)	13,640	688,274

Internet Software & Services — 0.3%
eBay, Inc. (1)(2)	13,025	470,593

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	24,427	4,006,028

Total Information Technology		12,400,677

Real Estate — 3.2%

Office REITs — 1.7%
Piedmont Office Realty Trust, Inc., Class A (1)	17,647	357,352
Equity Commonwealth (1)(2)	77,486	2,397,417

		2,754,769

Residential REITs — 1.5%
Essex Property Trust, Inc. (1)	9,194	2,445,328

Total Real Estate		5,200,097

Description	Shares	Value
Common Stocks (continued)

Telecommunication Services — 1.7%

Integrated Telecommunication Services — 1.7%
AT&T, Inc. (1)	74,073	$2,774,775

Utilities — 12.8%

Electric Utilities — 8.3%
American Electric Power Co., Inc. (1)	45,207	3,328,591
Edison International (1)	38,800	3,110,984
Entergy Corp.	21,403	1,694,476
Exelon Corp.	31,922	1,208,886
Great Plains Energy, Inc. (1)	52,804	1,620,555
Xcel Energy, Inc. (1)	46,685	2,310,907

		13,274,399

Multi-Utilities — 4.5%
Ameren Corp. (1)	20,021	1,201,060
Consolidated Edison, Inc. (1)	28,412	2,394,279
PG&E Corp. (1)	49,552	3,487,470

		7,082,809

Total Utilities		20,357,208

Total Common Stocks (identified cost $136,995,994)		156,360,489

Short-Term Investments — 49.3%

Collateral Pool Investments for Securities on Loan — 47.5%

Collateral pool allocation (3)		75,732,318

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	2,832,860	2,833,143

Total Short-Term Investments (identified cost $78,565,461)		78,565,461

Total Investments — 147.3% (identified cost $215,561,455)		234,925,950
Other Assets and Liabilities — (47.3)%		(75,464,782)

Total Net Assets — 100.0%		$159,461,168

Dividend Income Fund

Description	Shares	Value
Common Stocks — 98.2%

Consumer Discretionary — 8.3%

Automobile Manufacturers — 1.3%
Ford Motor Co. (1)	136,632	$1,507,051

Cable & Satellite — 0.6%
Comcast Corp., Class A (1)	15,889	645,252

Department Stores — 1.5%
Kohl’s Corp. (1)	24,864	989,090
Nordstrom, Inc. (1)	17,055	760,994

		1,750,084

Hotels, Resorts & Cruise Lines — 2.8%
Carnival Corp. (1)	16,315	1,133,566
Wyndham Worldwide Corp. (1)	21,421	2,135,245

		3,268,811

Restaurants — 2.1%
Darden Restaurants, Inc. (1)	21,923	1,799,659
Yum! Brands, Inc. (1)	7,724	593,358

		2,393,017

Total Consumer Discretionary		9,564,215

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 7.7%

Drug Retail — 1.4%
CVS Health Corp.	21,054	$1,628,317

Food Distributors — 1.0%
Sysco Corp. (1)	23,058	1,214,465

Hypermarkets & Super Centers — 2.3%
Wal-Mart Stores, Inc. (1)	33,360	2,604,415

Packaged Foods & Meats — 0.4%
ConAgra Brands, Inc. (1)	14,105	457,848

Soft Drinks — 2.0%
Dr. Pepper Snapple Group, Inc. (1)	6,213	565,694
PepsiCo, Inc. (1)	14,957	1,730,973

		2,296,667

Tobacco — 0.6%
Philip Morris International, Inc. (1)	5,886	688,250

Total Consumer Staples		8,889,962

Energy — 6.6%

Integrated Oil & Gas — 2.7%
Chevron Corp. (1)	29,112	3,133,033

Oil & Gas-Drilling — 0.8%
Helmerich & Payne, Inc. (1)	20,228	856,454

Oil & Gas-Refining & Marketing — 1.7%
Marathon Petroleum Corp.	10,207	535,357
Valero Energy Corp. (1)	21,330	1,452,573

		1,987,930

Oil & Gas-Storage & Transportation — 1.4%
Kinder Morgan, Inc. (1)	28,320	547,426
Williams Cos., Inc.	37,470	1,113,983

		1,661,409

Total Energy		7,638,826

Financials — 14.3%

Asset Management & Custody Banks — 2.3%
Ameriprise Financial, Inc.	19,004	2,632,244

Consumer Finance — 2.8%
Discover Financial Services (1)	25,933	1,528,750
Navient Corp. (1)	126,399	1,668,467

		3,197,217

Diversified Banks — 4.5%
JPMorgan Chase & Co.	17,751	1,613,389
Wells Fargo & Co.	70,876	3,619,637

		5,233,026

Life & Health Insurance — 2.8%
Lincoln National Corp. (1)	12,443	844,382
Prudential Financial, Inc.	23,089	2,356,925

		3,201,307

Property & Casualty Insurance — 1.0%
Allstate Corp.	12,993	1,175,866

Regional Banks — 0.9%
PNC Financial Services Group, Inc. (1)	4,452	558,325
Regions Financial Corp. (1)	38,497	543,193

		1,101,518

Total Financials		16,541,178

Description	Shares	Value
Common Stocks (continued)

Healthcare — 11.1%

Biotechnology — 4.6%
AbbVie, Inc. (1)	40,781	$3,070,809
Amgen, Inc.	12,518	2,225,325

		5,296,134

Pharmaceuticals — 6.5%
Eli Lilly & Co. (1)	6,748	548,545
Johnson & Johnson (1)	10,065	1,332,304
Merck & Co., Inc.	38,741	2,474,000
Pfizer, Inc.	93,569	3,173,861

		7,528,710

Total Healthcare		12,824,844

Industrials — 9.1%

Aerospace & Defense — 3.4%
Boeing Co. (1)	13,189	3,160,876
Lockheed Martin Corp. (1)	2,460	751,259

		3,912,135

Airlines — 0.9%
Delta Air Lines, Inc. (1)	21,955	1,036,056

Construction Machinery & Heavy Trucks — 1.5%
Cummins, Inc. (1)	10,589	1,687,675

Environmental & Facilities Services — 1.0%
Republic Services, Inc. (1)	8,761	571,568
Waste Management, Inc. (1)	7,891	608,475

		1,180,043

Industrial Machinery — 0.9%
Ingersoll-Rand PLC (1)	12,930	1,104,093

Railroads — 0.5%
Union Pacific Corp. (1)	5,035	530,185

Trucking — 0.9%
Ryder System, Inc. (1)	14,002	1,086,555

Total Industrials		10,536,742

Information Technology — 18.2%

Communications Equipment — 4.8%
Cisco Systems, Inc. (1)	105,645	3,402,825
Harris Corp. (1)	17,749	2,181,352

		5,584,177

Electronic Equipment & Instruments — 0.5%
FLIR Systems, Inc. (1)	15,699	596,562

Semiconductor Equipment — 2.2%
KLA-Tencor Corp. (1)	17,051	1,597,508
Lam Research Corp. (1)	5,775	958,535

		2,556,043

Semiconductors — 4.4%
Intel Corp. (1)	67,514	2,367,716
Texas Instruments, Inc. (1)	32,761	2,713,266

		5,080,982

Systems Software — 3.3%
Microsoft Corp.	51,170	3,825,981

Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc. (1)	8,055	1,321,020
HP, Inc. (1)	78,982	1,506,976
Xerox Corp.	17,510	565,048

		3,393,044

Total Information Technology		21,036,789

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Dividend Income Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials — 4.7%

Commodity Chemicals — 0.5%
LyondellBasell Industries NV, Class A (1)	6,733	$609,943

Diversified Chemicals — 1.1%
Eastman Chemical Co. (1)	14,095	1,214,989

Paper Packaging — 3.1%
Avery Dennison Corp. (1)	11,602	1,093,604
WestRock Co.	43,181	2,457,431

		3,551,035

Total Materials		5,375,967

Real Estate — 5.4%

Hotel & Resort REITs — 2.0%
Host Hotels & Resorts, Inc. (1)	128,260	2,324,071

Industrial REITs — 0.6%
Prologis, Inc.	10,753	681,310

Office REITs — 0.5%
Alexandria Real Estate Equities, Inc. (1)	4,655	564,698

Residential REITs — 1.7%
Essex Property Trust, Inc. (1)	7,348	1,954,348

Specialized REITs — 0.6%
Crown Castle International Corp. (1)	6,207	673,087

Total Real Estate		6,197,514

Telecommunication Services — 4.8%

Integrated Telecommunication Services — 4.8%
AT&T, Inc. (1)	61,672	2,310,233
Verizon Communications, Inc.	66,981	3,213,079

Total Telecommunication Services		5,523,312

Utilities — 8.0%

Electric Utilities — 3.0%
American Electric Power Co., Inc.	25,374	1,868,288
Exelon Corp.	41,655	1,577,475

		3,445,763

Independent Power Producers & Energy Traders — 0.7%
AES Corp. (1)	81,222	896,691

Multi-Utilities — 4.3%
Ameren Corp. (1)	42,225	2,533,078
CenterPoint Energy, Inc. (1)	81,946	2,427,240

		4,960,318

Total Utilities		9,302,772

Total Common Stocks (identified cost $90,591,714)		113,432,121

Short-Term Investments — 47.5%

Collateral Pool Investments for Securities on Loan — 45.7%

Collateral pool allocation (3)		52,860,743

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	2,075,197	$2,075,405

Total Short-Term Investments (identified cost $54,936,116)		54,936,148

Total Investments — 145.7% (identified cost $145,527,830)		168,368,269
Other Assets and Liabilities — (45.7)%		(52,786,561)

Total Net Assets — 100.0%		$115,581,708

Large-Cap Value Fund

Description	Shares	Value
Common Stocks — 98.4%

Consumer Discretionary — 6.4%

Apparel Retail — 0.5%
Gap, Inc. (1)	76,114	$1,797,813

Auto Parts & Equipment — 1.9%
Lear Corp. (1)	41,541	6,212,041

Broadcasting — 0.3%
AMC Networks, Inc., Class A (1)(2)	15,134	919,844

Cable & Satellite — 1.9%
Comcast Corp., Class A (1)	158,123	6,421,375

Home Improvement Retail — 0.7%
Lowe’s Cos., Inc.	33,824	2,499,255

Hotels, Resorts & Cruise Lines — 1.1%
Wyndham Worldwide Corp. (1)	36,095	3,597,950

Total Consumer Discretionary		21,448,278

Consumer Staples — 9.5%

Agricultural Products — 1.1%
Bunge, Ltd.	47,781	3,565,896

Drug Retail — 2.3%
CVS Health Corp. (1)	100,054	7,738,176

Hypermarkets & Super Centers — 2.9%
Wal-Mart Stores, Inc. (1)	122,937	9,597,692

Packaged Foods & Meats — 0.4%
ConAgra Brands, Inc. (1)	38,101	1,236,758

Soft Drinks — 2.8%
Dr. Pepper Snapple Group, Inc. (1)	52,580	4,787,409
PepsiCo, Inc. (1)	41,275	4,776,756

		9,564,165

Total Consumer Staples		31,702,687

Energy — 9.3%

Integrated Oil & Gas — 3.9%
Chevron Corp. (1)	79,182	8,521,567
Exxon Mobil Corp. (1)	57,018	4,352,184

		12,873,751

Oil & Gas-Equipment & Services — 0.9%
National Oilwell Varco, Inc. (1)	97,342	2,985,479

Oil & Gas-Exploration & Production — 1.4%
ConocoPhillips (1)	105,075	4,587,574

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Energy (continued)

Oil & Gas-Refining & Marketing — 3.1%
Marathon Petroleum Corp.	95,218	$4,994,184
Valero Energy Corp. (1)	80,538	5,484,638

		10,478,822

Total Energy		30,925,626

Financials — 22.5%

Asset Management & Custody Banks — 1.6%
Northern Trust Corp. (1)	35,070	3,103,695
State Street Corp. (1)	24,346	2,251,762

		5,355,457

Consumer Finance — 1.9%
American Express Co. (1)	12,855	1,106,815
Synchrony Financial (1)	173,339	5,337,108

		6,443,923

Diversified Banks — 10.4%
Bank of America Corp. (1)	526,977	12,589,481
Citigroup, Inc.	173,466	11,800,892
Wells Fargo & Co.	200,002	10,214,102

		34,604,475

Investment Banking & Brokerage — 0.2%
Raymond James Financial, Inc. (1)	9,999	783,122

Life & Health Insurance — 3.5%
Prudential Financial, Inc.	62,444	6,374,284
Unum Group (1)	106,586	5,135,313

		11,509,597

Multi-Line Insurance — 1.7%
American International Group, Inc. (1)	91,337	5,524,062

Property & Casualty Insurance — 2.0%
Allstate Corp. (1)	75,441	6,827,410

Regional Banks — 1.2%
PNC Financial Services Group, Inc. (1)	31,193	3,911,914

Total Financials		74,959,960

Healthcare — 11.8%

Biotechnology — 3.0%
AbbVie, Inc. (1)	67,982	5,119,045
Amgen, Inc.	17,177	3,053,555
Celgene Corp. (1)(2)	11,777	1,636,179

		9,808,779

Healthcare Equipment — 1.9%
Baxter International, Inc. (1)	46,413	2,879,462
Hill-Rom Holdings, Inc. (1)	11,881	914,362
Hologic, Inc. (1)(2)	68,761	2,654,175

		6,447,999

Pharmaceuticals — 6.9%
Eli Lilly & Co. (1)	45,985	3,738,121
Johnson & Johnson	59,150	7,829,685
Merck & Co., Inc. (1)	53,540	3,419,064
Pfizer, Inc. (1)	239,227	8,114,580

		23,101,450

Total Healthcare		39,358,228

Description	Shares	Value
Common Stocks (continued)

Industrials — 11.4%

Aerospace & Defense — 4.4%
Boeing Co. (1)	26,227	$6,285,563
Huntington Ingalls Industries, Inc.	19,248	4,118,302
Spirit AeroSystems Holdings, Inc., Class A (1)	59,345	4,421,202

		14,825,067

Air Freight & Logistics — 0.5%
FedEx Corp.	7,909	1,695,531

Airlines — 2.0%
JetBlue Airways Corp. (2)	69,728	1,381,312
Southwest Airlines Co.	101,427	5,288,404

		6,669,716

Building Products — 0.6%
Owens Corning (1)	25,585	1,896,616

Construction & Engineering — 0.4%
Quanta Services, Inc. (1)(2)	36,388	1,307,421

Construction Machinery & Heavy Trucks — 2.1%
Allison Transmission Holdings, Inc. (1)	24,639	855,712
Cummins, Inc. (1)	39,362	6,273,516

		7,129,228

Trading Companies & Distributors — 1.4%
United Rentals, Inc. (1)(2)	38,141	4,502,927

Total Industrials		38,026,506

Information Technology — 9.3%

Application Software — 1.0%
Citrix Systems, Inc. (1)(2)	42,571	3,329,478

Communications Equipment — 4.0%
Cisco Systems, Inc.	276,406	8,903,037
F5 Networks, Inc. (1)(2)	38,289	4,570,941

		13,473,978

Electronic Manufacturing Services — 1.0%
Flex, Ltd. (2)	211,682	3,444,066

Semiconductor Equipment — 3.3%
Applied Materials, Inc.	125,823	5,677,134
Lam Research Corp. (1)	31,355	5,204,303

		10,881,437

Total Information Technology		31,128,959

Materials — 4.0%

Metal & Glass Containers — 1.7%
Berry Global Group, Inc. (2)	101,774	5,723,770

Paper Packaging — 1.5%
WestRock Co.	87,422	4,975,186

Steel — 0.8%
Steel Dynamics, Inc. (1)	81,321	2,801,508

Total Materials		13,500,464

Real Estate — 7.7%

Hotel & Resort REITs — 0.8%
Host Hotels & Resorts, Inc. (1)	145,837	2,642,566

Office REITs — 3.5%
Boston Properties, Inc. (1)	49,553	5,976,092
Highwoods Properties, Inc. (1)	69,588	3,634,581
Kilroy Realty Corp. (1)	30,099	2,083,754

		11,694,427

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Residential REITs — 1.8%
Essex Property Trust, Inc. (1)	22,092	$5,875,809

Specialized REITs — 1.6%
Equinix, Inc. (1)	11,385	5,332,848

Total Real Estate		25,545,650

Telecommunication Services — 0.2%

Integrated Telecommunication Services — 0.2%
AT&T, Inc. (1)	21,250	796,025

Utilities — 6.3%

Electric Utilities — 2.5%
American Electric Power Co., Inc. (1)	98,637	7,262,642
Entergy Corp.	12,891	1,020,581

		8,283,223

Multi-Utilities — 3.8%
Ameren Corp. (1)	110,310	6,617,497
PG&E Corp. (1)	87,307	6,144,666

		12,762,163

Total Utilities		21,045,386

Total Common Stocks (identified cost $276,420,349)		328,437,769

Short-Term Investments — 50.1%

Collateral Pool Investments for Securities on Loan — 48.8%

Collateral pool allocation (3)		162,597,871

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	4,410,765	4,411,207

Total Short-Term Investments (identified cost $167,009,052)		167,009,078

Total Investments — 148.5% (identified cost $443,429,401)		495,446,847
Other Assets and Liabilities — (48.5)%		(161,751,155)

Total Net Assets — 100.0%		$333,695,692

Large-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.6%

Consumer Discretionary — 16.2%

Apparel Retail — 0.7%
Burlington Stores, Inc. (1)(2)	28,631	$2,494,619

Broadcasting — 1.4%
AMC Networks, Inc., Class A (1)(2)	84,822	5,155,481

Cable & Satellite — 5.2%
Comcast Corp., Class A (1)	280,012	11,371,287
Sirius XM Holdings, Inc. (1)	1,231,570	7,081,528

		18,452,815

Home Improvement Retail — 1.4%
Home Depot, Inc. (1)	33,575	5,031,885

Hotels, Resorts & Cruise Lines — 1.8%
Wyndham Worldwide Corp. (1)	65,853	6,564,227

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc. (2)	16,760	$16,434,856

Leisure Facilities — 1.1%
Vail Resorts, Inc.	16,586	3,780,779

Total Consumer Discretionary		57,914,662

Consumer Staples — 4.3%

Soft Drinks — 4.3%
Dr. Pepper Snapple Group, Inc. (1)	61,512	5,600,668
PepsiCo, Inc. (1)	84,336	9,760,205

Total Consumer Staples		15,360,873

Financials — 6.3%

Consumer Finance — 1.8%
American Express Co. (1)	76,457	6,582,947

Diversified Banks — 1.4%
U.S. Bancorp (1)	97,579	5,000,924

Financial Exchanges & Data — 1.4%
MSCI, Inc. (1)	22,373	2,564,169
S&P Global, Inc. (1)	15,014	2,317,111

		4,881,280

Property & Casualty Insurance — 1.7%
Allstate Corp. (1)	67,570	6,115,085

Total Financials		22,580,236

Healthcare — 16.2%

Biotechnology — 5.2%
AbbVie, Inc. (1)	29,203	2,198,986
Amgen, Inc.	38,429	6,831,523
Celgene Corp. (1)(2)	69,018	9,588,671

		18,619,180

Healthcare Equipment — 1.9%
IDEXX Laboratories, Inc. (1)(2)	24,085	3,743,532
Masimo Corp. (1)(2)	35,164	2,967,138

		6,710,670

Healthcare Supplies — 2.1%
Align Technology, Inc. (1)(2)	31,687	5,600,360
Cooper Cos., Inc. (1)	8,236	2,065,836

		7,666,196

Healthcare Technology — 0.5%
Veeva Systems, Inc., Class A (1)(2)	28,236	1,680,042

Managed Healthcare — 2.5%
Cigna Corp.	11,884	2,163,601
UnitedHealth Group, Inc. (1)	24,636	4,900,100
WellCare Health Plans, Inc. (1)(2)	10,010	1,748,547

		8,812,248

Pharmaceuticals — 4.0%
Eli Lilly & Co. (1)	102,822	8,358,401
Johnson & Johnson	44,203	5,851,151

		14,209,552

Total Healthcare		57,697,888

Industrials — 11.5%

Aerospace & Defense — 4.9%
Boeing Co. (1)	44,154	10,581,948
Huntington Ingalls Industries, Inc.	32,085	6,864,906

		17,446,854

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Large-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Agricultural & Farm Machinery — 1.0%
Toro Co.	59,479	$3,668,665

Airlines — 1.7%
Southwest Airlines Co.	114,206	5,954,701

Construction Machinery & Heavy Trucks — 3.3%
Allison Transmission Holdings, Inc. (1)	110,380	3,833,497
Caterpillar, Inc. (1)	68,410	8,037,491

		11,870,988

Electrical Components & Equipment — 0.6%
Rockwell Automation, Inc. (1)	13,444	2,205,623

Total Industrials		41,146,831

Information Technology — 35.4%

Application Software — 4.7%
Adobe Systems, Inc. (2)	46,711	7,247,679
Cadence Design Systems, Inc. (1)(2)	188,444	7,403,965
Synopsys, Inc. (1)(2)	27,622	2,221,361

		16,873,005

Communications Equipment — 2.7%
Cisco Systems, Inc. (1)	158,298	5,098,778
F5 Networks, Inc. (1)(2)	31,042	3,705,794
Palo Alto Networks, Inc. (1)(2)	6,872	911,846

		9,716,418

Data Processing & Outsourced Services — 4.6%
Alliance Data Systems Corp. (1)	26,741	6,030,096
MasterCard, Inc., Class A (1)	78,688	10,489,110

		16,519,206

Internet Software & Services — 6.5%
Alphabet, Inc., Class A (2)	5,115	4,886,053
Alphabet, Inc., Class C (2)	12,948	12,162,445
Facebook, Inc., Class A (2)	35,392	6,086,362

		23,134,860

Semiconductor Equipment — 3.6%
Applied Materials, Inc.	120,586	5,440,840
Lam Research Corp. (1)	45,097	7,485,200

		12,926,040

Semiconductors — 0.7%
Skyworks Solutions, Inc. (1)	21,589	2,274,617

Systems Software — 7.2%
Microsoft Corp. (1)	206,625	15,449,351
Oracle Corp.	62,345	3,137,824
Red Hat, Inc. (1)(2)	64,556	6,939,770

		25,526,945

Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	116,110	19,042,040

Total Information Technology		126,013,131

Materials — 2.4%

Metal & Glass Containers — 1.9%
Berry Global Group, Inc. (2)	120,354	6,768,709

Specialty Chemicals — 0.5%
Axalta Coating Systems, Ltd. (1)(2)	57,487	1,697,016

Total Materials		8,465,725

Description	Shares	Value
Common Stocks (continued)

Real Estate — 5.0%

Office REITs — 2.4%
Douglas Emmett, Inc. (1)	104,692	$4,078,800
Alexandria Real Estate Equities, Inc. (1)	35,472	4,303,109

		8,381,909

Specialized REITs — 2.6%
EPR Properties (1)	30,815	2,146,573
Equinix, Inc. (1)	15,382	7,205,082

		9,351,655

Total Real Estate		17,733,564

Telecommunication Services — 1.3%

Wireless Telecommunication Services — 1.3%
T-Mobile US, Inc. (1)(2)	72,615	4,698,917

Total Common Stocks (identified cost $264,960,557)		351,611,827

Short-Term Investments — 43.8%

Collateral Pool Investments for Securities on Loan — 42.5%

Collateral pool allocation (3)		151,430,406

Mutual Funds — 1.3%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	4,542,326	4,542,780

Total Short-Term Investments (identified cost $155,973,136)		155,973,186

Total Investments — 142.4% (identified cost $420,933,693)		507,585,013
Other Assets and Liabilities — (42.4)%		(151,129,585)

Total Net Assets — 100.0%		$356,455,428

Mid-Cap Value Fund

Description	Shares	Value
Common Stocks — 99.0%

Consumer Discretionary — 9.5%

Apparel, Accessories & Luxury Goods — 1.6%
PVH Corp.	25,913	$3,262,187

Auto Parts & Equipment — 1.7%
Lear Corp. (1)	23,177	3,465,889

Broadcasting — 2.3%
AMC Networks, Inc., Class A (1)(2)	39,992	2,430,714
Discovery Communications, Inc., Class A (1)(2)	101,306	2,250,006

		4,680,720

Department Stores — 1.2%
Kohl’s Corp. (1)	65,278	2,596,759

Hotels, Resorts & Cruise Lines — 1.5%
Royal Caribbean Cruises, Ltd. (1)	24,961	3,106,646

Leisure Products — 1.2%
Brunswick Corp. (1)	49,237	2,583,958

Total Consumer Discretionary		19,696,159

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Staples — 4.6%

Agricultural Products — 2.0%
Bunge, Ltd.	28,342	$2,115,163
Ingredion, Inc.	16,746	2,073,490

		4,188,653

Food Distributors — 1.4%
Sysco Corp. (1)	55,190	2,906,857

Packaged Foods & Meats — 1.2%
Pinnacle Foods, Inc.	42,683	2,531,529

Total Consumer Staples		9,627,039

Energy — 7.3%

Oil & Gas-Equipment & Services — 1.2%
Oceaneering International, Inc. (1)	108,587	2,448,637

Oil & Gas-Exploration & Production — 3.7%
Cimarex Energy Co. (1)	28,315	2,822,723
Diamondback Energy, Inc. (1)(2)	22,497	2,042,503
Noble Energy, Inc. (1)	51,342	1,220,399
Parsley Energy, Inc., Class A (1)(2)	62,845	1,574,267

		7,659,892

Oil & Gas-Refining & Marketing — 1.1%
Valero Energy Corp. (1)	33,374	2,272,769

Oil & Gas-Storage & Transportation — 1.3%
Williams Cos., Inc.	90,597	2,693,449

Total Energy		15,074,747

Financials — 17.5%

Asset Management & Custody Banks — 2.8%
Ameriprise Financial, Inc.	22,933	3,176,450
Northern Trust Corp. (1)	29,167	2,581,279

		5,757,729

Consumer Finance — 2.2%
Discover Financial Services (1)	42,316	2,494,528
Synchrony Financial	63,494	1,954,981

		4,449,509

Life & Health Insurance — 2.3%
Lincoln National Corp. (1)	29,980	2,034,443
Unum Group	57,780	2,783,840

		4,818,283

Multi-Line Insurance — 1.6%
Hartford Financial Services Group, Inc. (1)	61,945	3,349,366

Property & Casualty Insurance — 1.2%
Aspen Insurance Holdings, Ltd.	56,615	2,558,998

Regional Banks — 5.9%
Comerica, Inc.	32,797	2,238,395
East West Bancorp, Inc. (1)	37,990	2,103,506
Regions Financial Corp. (1)	189,502	2,673,873
SunTrust Banks, Inc. (1)	50,815	2,799,907
TCF Financial Corp.	151,084	2,346,335

		12,162,016

Reinsurance — 1.5%
Everest Re Group, Ltd. (1)	11,783	2,974,972

Total Financials		36,070,873

Healthcare — 6.2%

Biotechnology — 0.9%
United Therapeutics Corp. (1)(2)	13,838	1,810,011

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Healthcare Equipment — 3.7%
Hill-Rom Holdings, Inc. (1)	38,319	$2,949,030
Hologic, Inc. (1)(2)	63,327	2,444,422
Zimmer Biomet Holdings, Inc.	20,080	2,294,542

		7,687,994

Managed Healthcare — 1.6%
Centene Corp. (2)	36,359	3,230,497

Total Healthcare		12,728,502

Industrials — 14.5%

Aerospace & Defense — 1.9%
Spirit AeroSystems Holdings, Inc., Class A (1)	54,292	4,044,754

Airlines — 2.1%
JetBlue Airways Corp. (1)(2)	131,731	2,609,591
Spirit Airlines, Inc. (2)	49,902	1,699,163

		4,308,754

Building Products — 1.7%
Owens Corning (1)	48,269	3,578,181

Construction Machinery & Heavy Trucks — 2.2%
Allison Transmission Holdings, Inc. (1)	55,608	1,931,266
Cummins, Inc.	15,966	2,544,661

		4,475,927

Environmental & Facilities Services — 1.6%
Republic Services, Inc.	50,596	3,300,883

Human Resource & Employment Services — 1.3%
Robert Half International, Inc. (1)	60,204	2,727,241

Trading Companies & Distributors — 1.1%
United Rentals, Inc. (1)(2)	18,722	2,210,319

Trucking — 2.6%
Old Dominion Freight Line, Inc. (1)	23,890	2,386,611
Ryder System, Inc.	38,196	2,964,010

		5,350,621

Total Industrials		29,996,680

Information Technology — 9.2%

Application Software — 1.0%
Citrix Systems, Inc. (1)(2)	26,860	2,100,721

Data Processing & Outsourced Services — 0.9%
Alliance Data Systems Corp. (1)	8,111	1,829,030

Electronic Equipment & Instruments — 1.4%
FLIR Systems, Inc. (1)	75,773	2,879,374

Electronic Manufacturing Services — 1.6%
Jabil, Inc. (1)	108,023	3,386,521

Semiconductor Equipment — 1.5%
Lam Research Corp. (1)	18,434	3,059,675

Semiconductors — 1.6%
ON Semiconductor Corp. (1)(2)	190,776	3,258,454

Technology Hardware, Storage & Peripherals — 1.2%
Western Digital Corp.	27,689	2,444,108

Total Information Technology		18,957,883

Materials — 5.9%

Commodity Chemicals — 1.0%
Cabot Corp. (1)	38,259	2,015,484

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Mid-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Diversified Chemicals — 1.2%
Eastman Chemical Co.	29,306	$2,526,177

Paper Packaging — 2.5%
Avery Dennison Corp.	29,105	2,743,437
WestRock Co.	43,009	2,447,642

		5,191,079

Steel — 1.2%
Nucor Corp. (1)	43,141	2,377,501

Total Materials		12,110,241

Real Estate — 13.1%

Diversified REITs — 1.6%
Liberty Property Trust (1)	76,208	3,246,461

Hotel & Resort REITs — 1.2%
Host Hotels & Resorts, Inc. (1)	138,250	2,505,090

Industrial REITs — 1.2%
Prologis, Inc.	38,410	2,433,658

Office REITs — 5.1%
Boston Properties, Inc. (1)	23,502	2,834,341
Highwoods Properties, Inc. (1)	58,807	3,071,490
Kilroy Realty Corp. (1)	42,651	2,952,729
SL Green Realty Corp. (1)	16,777	1,616,967

		10,475,527

Residential REITs — 1.8%
Essex Property Trust, Inc. (1)	14,397	3,829,170

Retail REITs — 1.0%
Brixmor Property Group, Inc. (1)	116,913	2,188,611

Specialized REITs — 1.2%
EPR Properties (1)	34,403	2,396,513

Total Real Estate		27,075,030

Utilities — 11.2%

Electric Utilities — 6.4%
Entergy Corp.	35,810	2,835,078
Great Plains Energy, Inc.	119,552	3,669,051
Pinnacle West Capital Corp.	36,067	3,244,948
Xcel Energy, Inc. (1)	67,573	3,344,863

		13,093,940

Gas Utilities — 1.3%
UGI Corp. (1)	55,076	2,721,305

Multi-Utilities — 3.5%
Ameren Corp. (1)	61,599	3,695,324
Public Service Enterprise Group, Inc.	76,674	3,591,410

		7,286,734

Total Utilities		23,101,979

Total Common Stocks (identified cost $177,370,389)		204,439,133

Short-Term Investments — 44.1%

Collateral Pool Investments for Securities on Loan — 43.2%

Collateral pool allocation (3)		89,263,621

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	1,880,603	$1,880,791

Total Short-Term Investments (identified cost $91,144,412)		91,144,412

Total Investments — 143.1% (identified cost $268,514,801)		295,583,545
Other Assets and Liabilities — (43.1)%		(89,079,577)

Total Net Assets — 100.0%		$206,503,968

Mid-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.3%

Consumer Discretionary — 15.6%

Apparel Retail — 1.6%
Burlington Stores, Inc. (1)(2)	20,758	$1,808,644

Auto Parts & Equipment — 1.5%
Lear Corp. (1)	11,128	1,664,081

Casinos & Gaming — 1.4%
Wynn Resorts, Ltd. (1)	11,681	1,623,542

Distributors — 1.2%
Pool Corp. (1)	13,688	1,364,557

General Merchandise Stores — 1.8%
Dollar Tree, Inc. (1)(2)	25,422	2,024,608

Homebuilding — 1.4%
D.R. Horton, Inc.	45,412	1,641,644

Hotels, Resorts & Cruise Lines — 1.8%
Wyndham Worldwide Corp. (1)	20,041	1,997,687

Internet & Direct Marketing Retail — 1.8%
Expedia, Inc. (1)	13,974	2,073,183

Leisure Products — 1.4%
Brunswick Corp.	30,484	1,599,800

Movies & Entertainment — 1.7%
Live Nation Entertainment, Inc. (1)(2)	47,321	1,890,947

Total Consumer Discretionary		17,688,693

Consumer Staples — 2.8%

Food Distributors — 1.4%
U.S. Foods Holding Corp. (2)	57,300	1,572,885

Packaged Foods & Meats — 1.4%
Blue Buffalo Pet Products, Inc. (1)(2)	60,247	1,551,963

Total Consumer Staples		3,124,848

Energy — 1.7%

Oil & Gas-Exploration & Production — 1.7%
Diamondback Energy, Inc. (1)(2)	10,667	968,457
Newfield Exploration Co. (2)	34,477	900,884

Total Energy		1,869,341

Financials — 6.0%

Financial Exchanges & Data — 1.5%
MSCI, Inc.	14,451	1,656,229

Investment Banking & Brokerage — 1.5%
LPL Financial Holdings, Inc.	35,518	1,663,663

Property & Casualty Insurance — 1.5%
Progressive Corp.	37,928	1,762,893

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 1.5%
Citizens Financial Group, Inc. (1)	52,105	$1,726,239

Total Financials		6,809,024

Healthcare — 15.2%

Biotechnology — 1.1%
Exelixis, Inc. (1)(2)	41,546	1,214,805

Healthcare Equipment — 4.7%
Hill-Rom Holdings, Inc. (1)	25,050	1,927,848
Masimo Corp. (2)	19,913	1,680,259
Varian Medical Systems, Inc. (1)(2)	16,263	1,727,944

		5,336,051

Healthcare Supplies — 1.7%
Align Technology, Inc. (1)(2)	10,908	1,927,880

Life Sciences Tools & Services — 4.7%
Agilent Technologies, Inc.	29,451	1,906,069
Bio-Rad Laboratories, Inc., Class A (1)(2)	8,408	1,831,430
Waters Corp. (1)(2)	8,706	1,597,377

		5,334,876

Managed Healthcare — 1.8%
WellCare Health Plans, Inc. (2)	11,449	1,999,911

Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC (1)(2)	9,479	1,415,784

Total Healthcare		17,229,307

Industrials — 16.2%

Aerospace & Defense — 1.8%
Huntington Ingalls Industries, Inc.	9,331	1,996,461

Air Freight & Logistics — 1.2%
XPO Logistics, Inc. (1)(2)	23,257	1,423,328

Airlines — 1.1%
JetBlue Airways Corp. (1)(2)	64,251	1,272,812

Building Products — 3.1%
Fortune Brands Home & Security, Inc. (1)	24,301	1,519,542
Masco Corp.	52,920	1,945,868

		3,465,410

Construction Machinery & Heavy Trucks — 1.5%
Cummins, Inc.	11,041	1,759,715

Diversified Support Services — 1.5%
KAR Auction Services, Inc.	37,058	1,670,945

Electrical Components & Equipment — 1.5%
Rockwell Automation, Inc. (1)	10,092	1,655,694

Industrial Machinery — 2.7%
Ingersoll-Rand PLC	19,089	1,630,010
Lincoln Electric Holdings, Inc.	15,971	1,386,921

		3,016,931

Trucking — 1.8%
Landstar System, Inc.	21,802	2,035,217

Total Industrials		18,296,513

Information Technology — 28.9%

Application Software — 3.0%
Synopsys, Inc. (2)	21,495	1,728,628
Workday, Inc., Class A (1)(2)	14,676	1,609,810

		3,338,438

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 1.5%
F5 Networks, Inc. (2)	14,385	$1,717,281

Consulting & Other Services — 1.7%
Gartner, Inc. (1)(2)	15,450	1,863,116

Data Processing & Outsourced Services — 3.2%
Euronet Worldwide, Inc. (1)(2)	19,321	1,898,675
MAXIMUS, Inc. (1)	28,494	1,731,865

		3,630,540

Electronic Equipment & Instruments — 1.4%
Zebra Technologies Corp., Class A (1)(2)	15,766	1,625,317

Electronic Manufacturing Services — 1.5%
IPG Photonics Corp. (1)(2)	9,794	1,721,687

Home Entertainment Software — 1.6%
Electronic Arts, Inc. (1)(2)	14,889	1,809,014

Internet Software & Services — 2.8%
GoDaddy, Inc., Class A (1)(2)	32,971	1,477,760
VeriSign, Inc. (1)(2)	15,855	1,644,956

		3,122,716

Semiconductor Equipment — 3.7%
Lam Research Corp. (1)	12,630	2,096,327
Teradyne, Inc. (1)	58,550	2,084,966

		4,181,293

Semiconductors — 2.9%
Maxim Integrated Products, Inc. (1)	31,210	1,456,259
ON Semiconductor Corp. (1)(2)	109,812	1,875,589

		3,331,848

Systems Software — 5.6%
Fortinet, Inc. (1)(2)	51,388	1,963,022
Red Hat, Inc. (1)(2)	21,401	2,300,607
Tableau Software, Inc., Class A (1)(2)	28,510	2,066,405

		6,330,034

Total Information Technology		32,671,284

Materials — 5.4%

Copper — 1.2%
Freeport-McMoRan, Inc. (2)	91,683	1,355,075

Metal & Glass Containers — 1.6%
Berry Global Group, Inc. (2)	31,704	1,783,033

Specialty Chemicals — 1.4%
Axalta Coating Systems, Ltd. (2)	55,635	1,642,345

Steel — 1.2%
Steel Dynamics, Inc.	39,739	1,369,008

Total Materials		6,149,461

Real Estate — 5.2%

Office REITs — 2.8%
Boston Properties, Inc. (1)	13,988	1,686,953
Highwoods Properties, Inc. (1)	27,047	1,412,665

		3,099,618

Residential REITs — 1.1%
Essex Property Trust, Inc. (1)	4,659	1,239,154

Specialized REITs — 1.3%
Equinix, Inc. (1)	3,210	1,503,596

Total Real Estate		5,842,368

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Mid-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Telecommunication Services — 1.3%

Alternative Carriers — 1.3%
Zayo Group Holdings, Inc. (1)(2)	42,070	$1,437,532

Total Common Stocks (identified cost $93,605,992)		111,118,371

Short-Term Investments — 50.8%

Collateral Pool Investments for Securities on Loan — 49.1%

Collateral pool allocation (3)		55,413,816

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	1,947,119	1,947,313

Total Short-Term Investments (identified cost $57,361,129)		57,361,129

Total Investments — 149.1% (identified cost $150,967,121)		168,479,500
Other Assets and Liabilities — (49.1)%		(55,456,983)

Total Net Assets — 100.0%		$113,022,517

Small-Cap Value Fund

Description	Shares	Value
Common Stocks — 99.2%

Consumer Discretionary — 7.4%

Apparel Retail — 1.4%
Children’s Place, Inc. (1)	4,276	$453,897
Express, Inc. (1)(2)	42,593	271,318
Genesco, Inc. (2)	6,678	141,240

		866,455

Auto Parts & Equipment — 2.1%
Cooper-Standard Holdings, Inc. (1)(2)	5,902	593,623
Dana, Inc.	30,989	745,905

		1,339,528

Broadcasting — 0.8%
Gray Television, Inc. (1)(2)	35,797	511,897

Casinos & Gaming — 0.3%
Penn National Gaming, Inc. (2)	9,126	202,506

Education Services — 0.7%
American Public Education, Inc. (2)	9,470	174,721
K12, Inc. (1)(2)	16,503	295,734

		470,455

Footwear — 0.7%
Deckers Outdoor Corp. (1)(2)	7,320	467,748

Homebuilding — 0.9%
KB Home	27,522	588,971

Specialty Stores — 0.5%
Hibbett Sports, Inc. (1)(2)	23,703	291,547

Total Consumer Discretionary		4,739,107

Consumer Staples — 1.8%

Agricultural Products — 1.2%
Darling Ingredients, Inc. (2)	45,573	792,970

Packaged Foods & Meats — 0.6%
Dean Foods Co. (1)	31,298	344,278

Total Consumer Staples		1,137,248

Description	Shares	Value
Common Stocks (continued)

Energy — 4.9%

Oil & Gas-Drilling — 0.4%
Rowan Cos. PLC (1)(2)	28,974	$282,496

Oil & Gas-Equipment & Services — 2.2%
Exterran Corp. (2)	15,638	433,798
McDermott International, Inc. (1)(2)	81,604	501,049
Newpark Resources, Inc. (1)(2)	33,598	270,464
U.S. Silica Holdings, Inc. (1)	8,412	228,890

		1,434,201

Oil & Gas-Exploration & Production — 1.4%
Callon Petroleum Co. (1)(2)	27,071	280,456
Carrizo Oil & Gas, Inc. (1)(2)	7,844	105,423
PDC Energy, Inc. (1)(2)	7,675	301,858
RSP Permian, Inc. (2)	6,200	194,556

		882,293

Oil & Gas-Refining & Marketing — 0.9%
Pacific Ethanol, Inc. (2)	52,976	264,880
Renewable Energy Group, Inc. (1)(2)	26,049	315,193

		580,073

Total Energy		3,179,063

Financials — 27.0%

Consumer Finance — 0.5%
Nelnet, Inc., Class A (1)	7,039	333,860

Investment Banking & Brokerage — 0.4%
Stifel Financial Corp. (1)	5,622	268,451

Life & Health Insurance — 2.3%
American Equity Investment Life Holding Co. (1)	24,868	690,335
CNO Financial Group, Inc.	36,225	809,629

		1,499,964

Property & Casualty Insurance — 3.5%
Argo Group International Holdings, Ltd.	9,877	594,596
Employers Holdings, Inc.	13,095	551,954
HCI Group, Inc. (1)	10,092	393,487
Safety Insurance Group, Inc. (1)	2,396	171,074
Selective Insurance Group, Inc.	10,100	509,040

		2,220,151

Regional Banks — 16.6%
1st Source Corp. (1)	7,911	369,206
BancFirst Corp.	5,996	302,198
BancorpSouth, Inc. (1)	23,213	674,338
Banner Corp.	9,633	530,971
Cathay General Bancorp (1)	19,848	700,039
Central Pacific Financial Corp. (1)	18,811	545,519
City Holding Co. (1)	6,404	405,565
Customers Bancorp, Inc. (1)(2)	15,757	444,032
Fidelity Southern Corp.	9,718	212,436
Financial Institutions, Inc.	6,523	177,426
First Interstate BancSystem, Inc., Class A	9,782	344,326
Great Southern Bancorp, Inc.	2,762	137,548
Hanmi Financial Corp.	17,811	475,554
Heartland Financial USA, Inc.	10,173	462,872
Heritage Financial Corp.	10,220	267,253
Hilltop Holdings, Inc. (1)	25,108	594,306
Independent Bank Corp.	7,686	156,794
Investors Bancorp, Inc.	26,468	346,466
Peapack Gladstone Financial Corp.	5,148	156,860
Peoples Bancorp, Inc.	5,036	156,418
Preferred Bank (1)	8,849	476,076
S&T Bancorp, Inc.	4,461	160,328

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks (continued)
Sandy Spring Bancorp, Inc.	7,152	$275,853
TriCo Bancshares	6,961	247,672
Umpqua Holdings Corp. (1)	43,897	768,198
United Community Banks, Inc. (1)	19,456	507,996
Wintrust Financial Corp. (1)	10,098	735,235

		10,631,485

Thrifts & Mortgage Finance — 3.7%
First Defiance Financial Corp.	3,483	170,528
HomeStreet, Inc. (1)(2)	18,616	470,054
NMI Holdings, Inc., Class A (2)	16,388	177,810
TrustCo Bank Corp.	33,571	265,211
Walker & Dunlop, Inc. (1)(2)	12,001	578,328
Washington Federal, Inc. (1)	23,061	720,656

		2,382,587

Total Financials		17,336,498

Healthcare — 9.1%

Biotechnology — 2.1%
Emergent BioSolutions, Inc. (1)(2)	11,040	412,123
Enanta Pharmaceuticals, Inc. (1)(2)	9,006	385,997
Myriad Genetics, Inc. (1)(2)	18,201	554,949

		1,353,069

Healthcare Equipment — 2.4%
Analogic Corp.	5,147	368,268
AngioDynamics, Inc. (1)(2)	12,572	214,101
Integer Holdings Corp. (2)	10,049	461,752
Natus Medical, Inc. (1)(2)	9,584	322,022
Orthofix International NV (1)(2)	4,004	197,037

		1,563,180

Healthcare Supplies — 1.1%
Anika Therapeutics, Inc. (1)(2)	4,087	219,472
Merit Medical Systems, Inc. (2)	11,125	459,462

		678,934

Healthcare Technology — 0.4%
Allscripts Healthcare Solutions, Inc. (2)	20,331	267,149

Life Sciences Tools & Services — 0.7%
Luminex Corp. (1)	21,943	424,158

Managed Healthcare — 0.8%
Magellan Health, Inc. (2)	4,339	351,025
Triple-S Management Corp., Class B (2)	7,709	190,490

		541,515

Pharmaceuticals — 1.6%
Innoviva, Inc. (1)(2)	19,579	274,889
Phibro Animal Health Corp., Class A	14,643	519,827
Sucampo Pharmaceuticals, Inc., Class A (1)(2)	19,663	231,040

		1,025,756

Total Healthcare		5,853,761

Industrials — 14.6%

Aerospace & Defense — 1.4%
KLX, Inc. (1)(2)	6,256	299,913
Moog, Inc., Class A (1)(2)	8,152	625,747

		925,660

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Airlines — 0.7%
Hawaiian Holdings, Inc. (1)(2)	9,809	$420,316

Construction & Engineering — 1.0%
EMCOR Group, Inc. (1)	9,945	656,768

Construction Machinery & Heavy Trucks — 1.8%
Greenbrier Cos., Inc. (1)	14,020	601,458
Wabash National Corp. (1)	26,890	565,228

		1,166,686

Environmental & Facilities Services — 0.2%
CECO Environmental Corp. (1)	16,063	119,991

Human Resource & Employment Services — 0.9%
TrueBlue, Inc. (2)	27,746	567,406

Industrial Machinery — 2.3%
Chart Industries, Inc. (1)(2)	10,329	348,501
Columbus McKinnon Corp. (1)	7,780	256,973
EnPro Industries, Inc.	5,239	369,192
Global Brass & Copper Holdings, Inc. (1)	10,889	325,037
Hyster-Yale Materials Handling, Inc.	2,741	195,104

		1,494,807

Office Services & Supplies — 1.5%
ACCO Brands Corp. (2)	42,071	460,677
Herman Miller, Inc.	8,760	294,774
Kimball International, Inc., Class B	13,534	229,537

		984,988

Research & Consulting Services — 1.2%
Navigant Consulting, Inc. (2)	13,637	209,055
RPX Corp. (2)	42,316	552,647

		761,702

Security & Alarm Services — 0.7%
Brink’s Co. (1)	5,320	417,354

Trading Companies & Distributors — 1.8%
Aircastle, Ltd. (1)	23,868	535,120
Rush Enterprises, Inc., Class A (2)	15,217	623,745

		1,158,865

Trucking — 1.1%
ArcBest Corp. (1)	24,122	716,423

Total Industrials		9,390,966

Information Technology — 10.8%

Data Processing & Outsourced Services — 2.1%
Convergys Corp. (1)	27,063	635,981
Travelport Worldwide, Ltd.	44,294	670,611

		1,306,592

Electronic Components — 1.9%
Rogers Corp. (2)	3,878	459,737
Vishay Intertechnology, Inc. (1)	43,532	770,516

		1,230,253

Electronic Manufacturing Services — 1.8%
Benchmark Electronics, Inc. (2)	20,132	654,290
TTM Technologies, Inc. (1)(2)	35,840	510,362

		1,164,652

Semiconductor Equipment — 2.6%
Cohu, Inc. (1)	19,091	358,147
Entegris, Inc. (2)	24,275	617,799
Photronics, Inc. (1)(2)	27,364	216,176
Rudolph Technologies, Inc. (2)	21,145	469,419

		1,661,541

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Small-Cap Value Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Semiconductors — 1.0%
Diodes, Inc. (2)	23,266	$654,705

Systems Software — 0.8%
Progress Software Corp.	15,784	530,027

Technology Distributors — 0.6%
ScanSource, Inc. (2)	10,098	396,346

Total Information Technology		6,944,116

Materials — 7.1%

Aluminum — 0.9%
Kaiser Aluminum Corp.	6,295	606,334

Commodity Chemicals — 1.4%
Koppers Holdings, Inc. (2)	12,748	499,722
Trinseo SA (1)	2,336	156,278
Tronox, Ltd., Class A	11,012	227,838

		883,838

Forest Products — 1.7%
Boise Cascade Co. (2)	19,220	576,600
Louisiana-Pacific Corp. (2)	20,655	526,290

		1,102,890

Specialty Chemicals — 3.1%
A Schulman, Inc.	7,777	236,421
Kraton Corp. (2)	15,604	512,279
Minerals Technologies, Inc.	7,954	509,056
OMNOVA Solutions, Inc. (2)	16,971	147,648
Stepan Co.	7,179	555,367

		1,960,771

Total Materials		4,553,833

Real Estate — 10.2%

Diversified REITs — 1.6%
American Assets Trust, Inc.	15,514	630,179
Select Income REIT (1)	18,535	430,197

		1,060,376

Hotel & Resort REITs — 2.4%
Ashford Hospitality Prime, Inc. (1)	28,079	270,120
Chesapeake Lodging Trust (1)	24,840	635,656
Xenia Hotels & Resorts, Inc.	33,051	659,698

		1,565,474

Industrial REITs — 2.0%
DCT Industrial Trust, Inc. (1)	9,503	554,500
First Industrial Realty Trust, Inc.	22,700	703,246

		1,257,746

Office REITs — 1.3%
Mack-Cali Realty Corp. (1)	27,717	634,442
Tier REIT, Inc.	11,617	213,869

		848,311

Residential REITs — 1.0%
Preferred Apartment Communities, Inc., Class A (1)	33,885	616,368

Retail REITs — 0.3%
Saul Centers, Inc. (1)	3,497	211,918

Description	Shares	Value
Common Stocks (continued)

Real Estate (continued)

Specialized REITs — 1.6%
EPR Properties (1)	4,992	$347,743
Pebblebrook Hotel Trust (1)	20,398	685,169

		1,032,912

Total Real Estate		6,593,105

Utilities — 6.3%

Electric Utilities — 3.7%
El Paso Electric Co. (1)	13,458	747,592
PNM Resources, Inc. (1)	19,628	832,227
Portland General Electric Co.	16,731	794,890

		2,374,709

Gas Utilities — 1.2%
Southwest Gas Holdings, Inc.	9,754	775,638

Multi-Utilities — 1.1%
NorthWestern Corp. (1)	11,494	693,318

Renewable Electricity — 0.3%
Pattern Energy Group, Inc.	7,950	199,704

Total Utilities		4,043,369

Total Common Stocks (identified cost $58,459,807)		63,771,066

Short-Term Investments — 24.5%

Collateral Pool Investments for Securities on Loan — 23.6%

Collateral pool allocation (3)		15,189,775

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	588,503	588,562

Total Short-Term Investments (identified cost $15,778,337)		15,778,337

Total Investments — 123.7% (identified cost $74,238,144)		79,549,403
Other Assets and Liabilities — (23.7)%		(15,263,871)

Total Net Assets — 100.0%		$64,285,532

Small-Cap Core Fund

Description	Shares	Value
Common Stocks — 98.1%

Consumer Discretionary — 9.3%

Apparel Retail — 1.5%
Children’s Place, Inc. (1)	954	$101,267
DSW, Inc., Class A (1)	4,895	90,704
Express, Inc. (1)(2)	8,969	57,133
Francesca’s Holdings Corp. (1)(2)	5,499	39,923

		289,027

Apparel, Accessories & Luxury Goods — 0.5%
Movado Group, Inc.	3,326	92,296

Auto Parts & Equipment — 2.7%
Cooper-Standard Holdings, Inc. (1)(2)	1,393	140,108
Dana, Inc. (1)	8,642	208,013
Tenneco, Inc. (1)	3,430	185,906

		534,027

Broadcasting — 0.7%
Gray Television, Inc. (1)(2)	9,472	135,450

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Consumer Discretionary (continued)

Casinos & Gaming — 0.8%
Penn National Gaming, Inc. (1)(2)	3,363	$74,625
Pinnacle Entertainment, Inc. (1)(2)	4,442	86,619

		161,244

Education Services — 0.3%
American Public Education, Inc. (2)	3,511	64,778

Footwear — 0.3%
Deckers Outdoor Corp. (1)(2)	1,049	67,031

General Merchandise Stores — 0.3%
Big Lots, Inc. (1)	1,330	63,308

Homebuilding — 0.8%
KB Home (1)	7,635	163,389

Homefurnishing Retail — 0.3%
Haverty Furniture Cos., Inc. (1)	2,434	57,077

Leisure Products — 0.6%
Malibu Boats, Inc., Class A (1)(2)	4,408	118,884

Restaurants — 0.5%
BJ’s Restaurants, Inc. (2)	3,010	90,601

Total Consumer Discretionary		1,837,112

Consumer Staples — 2.2%

Agricultural Products — 1.1%
Darling Ingredients, Inc. (2)	11,905	207,147

Food Distributors — 0.3%
SpartanNash Co. (1)	2,559	63,054

Packaged Foods & Meats — 0.8%
Sanderson Farms, Inc. (1)	1,075	158,584

Total Consumer Staples		428,785

Energy — 2.0%

Oil & Gas-Drilling — 0.5%
Rowan Cos. PLC (1)(2)	9,885	96,379

Oil & Gas-Equipment & Services — 1.1%
McDermott International, Inc. (1)(2)	25,788	158,338
U.S. Silica Holdings, Inc. (1)	2,145	58,366

		216,704

Oil & Gas-Refining & Marketing — 0.4%
Renewable Energy Group, Inc. (1)(2)	6,592	79,763

Total Energy		392,846

Financials — 15.6%

Consumer Finance — 0.5%
Nelnet, Inc., Class A	2,008	95,240

Investment Banking & Brokerage — 0.4%
Evercore Inc., Class A (1)	1,214	91,596

Life & Health Insurance — 2.7%
American Equity Investment Life Holding Co. (1)	5,643	156,650
CNO Financial Group, Inc.	8,406	187,874
Primerica, Inc. (1)	2,492	190,762

		535,286

Property & Casualty Insurance — 2.1%
Argo Group International Holdings, Ltd. (1)	1,675	100,835
Employers Holdings, Inc.	4,569	192,583
Selective Insurance Group, Inc.	2,340	117,936

		411,354

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 7.5%
1st Source Corp. (1)	2,022	$94,367
BancFirst Corp. (1)	1,782	89,813
BancorpSouth, Inc.	2,921	84,855
Bryn Mawr Bank Corp. (1)	1,477	60,483
Cathay General Bancorp (1)	3,531	124,538
Central Pacific Financial Corp.	5,500	159,500
First Financial Corp.	1,262	54,771
Hanmi Financial Corp.	4,812	128,480
Heartland Financial USA, Inc.	1,852	84,266
Heritage Financial Corp.	3,344	87,446
Hilltop Holdings, Inc. (1)	5,398	127,771
Investors Bancorp, Inc.	12,550	164,279
Preferred Bank (1)	2,886	155,267
TriCo Bancshares	1,729	61,518

		1,477,354

Thrifts & Mortgage Finance — 2.4%
HomeStreet, Inc. (1)(2)	2,437	61,534
TrustCo Bank Corp. (1)	7,208	56,943
Walker & Dunlop, Inc. (1)(2)	3,814	183,797
Washington Federal, Inc. (1)	5,267	164,594

		466,868

Total Financials		3,077,698

Healthcare — 18.6%

Biotechnology — 3.3%
BioSpecifics Technologies Corp. (2)	1,423	67,094
Cytokinetics, Inc. (1)(2)	7,256	107,752
Emergent BioSolutions, Inc. (1)(2)	4,044	150,963
Genomic Health, Inc. (1)(2)	2,983	94,561
Ironwood Pharmaceuticals, Inc. (1)(2)	2,635	42,028
Myriad Genetics, Inc. (1)(2)	4,265	130,040
Versartis, Inc. (1)(2)	3,223	61,237

		653,675

Healthcare Equipment — 4.3%
Cardiovascular Systems, Inc. (1)(2)	3,720	109,256
Cutera, Inc. (2)	2,526	93,841
Globus Medical, Inc., Class A (1)(2)	5,430	164,149
Inogen, Inc. (1)(2)	1,450	138,910
Integer Holdings Corp. (1)(2)	1,664	76,461
LeMaitre Vascular, Inc. (1)	3,567	129,839
Masimo Corp. (2)	1,541	130,030

		842,486

Healthcare Supplies — 1.6%
Anika Therapeutics, Inc. (1)(2)	2,156	115,777
OraSure Technologies, Inc. (1)(2)	9,129	186,323

		302,100

Healthcare Technology — 1.1%
HealthStream, Inc. (1)(2)	3,564	83,718
Medidata Solutions, Inc. (1)(2)	1,730	129,681

		213,399

Life Sciences Tools & Services — 2.6%
Cambrex Corp. (1)(2)	3,050	158,905
INC Research Holdings, Inc. (1)(2)	2,537	148,922
PRA Health Sciences, Inc. (2)	2,634	203,872

		511,699

Managed Healthcare — 1.5%
Magellan Health, Inc. (2)	2,637	213,333
Molina Healthcare, Inc. (1)(2)	1,339	85,696

		299,029

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Healthcare (continued)

Pharmaceuticals — 4.2%
Catalent, Inc. (2)	2,603	$107,478
Corcept Therapeutics, Inc. (1)(2)	10,414	173,601
Heska Corp. (1)(2)	1,236	125,726
Pacira Pharmaceuticals, Inc. (1)(2)	3,451	131,483
Phibro Animal Health Corp., Class A (1)	3,797	134,793
Supernus Pharmaceuticals, Inc. (1)(2)	3,432	157,186

		830,267

Total Healthcare		3,652,655

Industrials — 14.8%

Airlines — 0.9%
Hawaiian Holdings, Inc. (1)(2)	4,220	180,827

Construction & Engineering — 1.8%
Argan, Inc. (1)	2,371	150,203
EMCOR Group, Inc.	2,509	165,694
MYR Group, Inc. (2)	1,604	41,399

		357,296

Construction Machinery & Heavy Trucks — 1.8%
Greenbrier Cos., Inc. (1)	3,821	163,921
Wabash National Corp. (1)	8,613	181,045

		344,966

Environmental & Facilities Services — 0.3%
CECO Environmental Corp. (1)	8,064	60,238

Human Resource & Employment Services — 0.8%
TrueBlue, Inc. (2)	7,249	148,242

Industrial Machinery — 1.9%
Briggs & Stratton Corp.	5,700	119,358
Chart Industries, Inc. (1)(2)	3,196	107,833
Global Brass & Copper Holdings, Inc.	2,725	81,341
Hyster-Yale Materials Handling, Inc.	887	63,137

		371,669

Office Services & Supplies — 1.3%
ACCO Brands Corp. (2)	7,549	82,662
Herman Miller, Inc. (1)	5,445	183,224

		265,886

Research & Consulting Services — 0.8%
RPX Corp. (2)	11,538	150,686

Security & Alarm Services — 1.0%
Brink’s Co.	2,569	201,538

Trading Companies & Distributors — 2.3%
H&E Equipment Services, Inc.	6,456	151,974
MRC Global, Inc. (1)(2)	7,319	115,421
Rush Enterprises, Inc., Class A (1)(2)	4,637	190,071

		457,466

Trucking — 1.9%
ArcBest Corp.	5,733	170,270
Saia, Inc. (1)(2)	3,587	202,845

		373,115

Total Industrials		2,911,929

Information Technology — 20.3%

Application Software — 1.5%
RealPage, Inc. (1)(2)	3,255	140,291
Verint Systems, Inc. (2)	3,695	146,691

		286,982

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Communications Equipment — 1.7%
Ciena Corp. (1)(2)	6,596	$142,540
Plantronics, Inc. (1)	3,224	137,439
Silicom, Ltd.	1,125	61,537

		341,516

Consulting & Other Services — 0.3%
Hackett Group, Inc.	4,104	56,061

Data Processing & Outsourced Services — 3.0%
Cardtronics PLC (2)	3,417	88,774
Convergys Corp. (1)	4,896	115,056
CSG Systems International, Inc. (1)	3,198	123,795
Sykes Enterprises, Inc. (2)	1,396	37,217
Travelport Worldwide, Ltd.	14,523	219,878

		584,720

Electronic Components — 1.8%
Rogers Corp. (2)	1,576	186,835
Vishay Intertechnology, Inc. (1)	9,118	161,388

		348,223

Electronic Equipment & Instruments — 1.0%
Control4 Corp. (1)(2)	2,588	64,079
Itron, Inc. (1)(2)	1,955	141,933

		206,012

Electronic Manufacturing Services — 3.0%
Benchmark Electronics, Inc. (2)	5,607	182,227
Methode Electronics, Inc.	3,886	158,937
Sanmina Corp. (2)	3,295	123,398
TTM Technologies, Inc. (1)(2)	9,032	128,616

		593,178

Internet Software & Services — 0.3%
Blucora, Inc. (1)(2)	2,167	49,407

Semiconductor Equipment — 4.1%
Amkor Technology, Inc. (1)(2)	14,104	123,833
Brooks Automation, Inc. (1)	3,860	100,630
Entegris, Inc. (2)	8,605	218,997
MKS Instruments, Inc.	967	79,633
Photronics, Inc. (1)(2)	13,534	106,919
Rudolph Technologies, Inc. (1)(2)	7,576	168,187

		798,199

Semiconductors — 1.6%
Diodes, Inc. (2)	2,881	81,071
Integrated Device Technology, Inc. (1)(2)	6,194	153,054
Silicon Laboratories, Inc. (1)(2)	1,143	86,754

		320,879

Systems Software — 2.0%
Barracuda Networks, Inc. (1)(2)	4,393	106,355
CommVault Systems, Inc. (2)	1,960	119,658
Progress Software Corp.	5,106	171,459

		397,472

Total Information Technology		3,982,649

Materials — 6.0%

Commodity Chemicals — 1.7%
Koppers Holdings, Inc. (2)	4,246	166,443
Trinseo SA (1)	2,655	177,619

		344,062

Forest Products — 1.9%
Boise Cascade Co. (1)(2)	5,511	165,330
Louisiana-Pacific Corp. (2)	8,052	205,165

		370,495

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Core Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Materials (continued)

Metal & Glass Containers — 0.7%
Berry Global Group, Inc. (2)	2,533	$142,456

Specialty Chemicals — 1.7%
Kraton Corp. (1)(2)	4,205	138,050
Minerals Technologies, Inc.	1,617	103,488
OMNOVA Solutions, Inc. (2)	9,714	84,512

		326,050

Total Materials		1,183,063

Real Estate — 5.9%

Diversified REITs — 1.6%
American Assets Trust, Inc.	2,754	111,868
PS Business Parks, Inc.	682	92,145
Select Income REIT (1)	4,982	115,632

		319,645

Hotel & Resort REITs — 2.0%
Chesapeake Lodging Trust (1)	5,295	135,499
Ashford Hospitality Prime, Inc. (1)	7,399	71,178
Xenia Hotels & Resorts, Inc.	8,712	173,892

		380,569

Industrial REITs — 0.6%
First Industrial Realty Trust, Inc.	3,775	116,949

Office REITs — 0.8%
Mack-Cali Realty Corp. (1)	7,106	162,656

Residential REITs — 0.9%
Preferred Apartment Communities, Inc., Class A	9,735	177,080

Total Real Estate		1,156,899

Telecommunication Services — 0.8%

Alternative Carriers — 0.8%
Cogent Communications Holdings, Inc. (1)	3,398	158,347

Utilities — 2.6%

Electric Utilities — 2.1%
El Paso Electric Co.	3,511	195,036
Portland General Electric Co.	4,415	209,757

		404,793

Gas Utilities — 0.5%
Southwest Gas Holdings, Inc.	1,299	103,296

Total Utilities		508,089

Total Common Stocks (identified cost $16,742,274)		19,290,072

Short-Term Investments — 50.7%

Collateral Pool Investments for Securities on Loan — 48.8%

Collateral pool allocation (3)		9,591,857

Mutual Funds — 1.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	368,964	369,001

Total Short-Term Investments (identified cost $9,960,858)		9,960,858

Total Investments — 148.8% (identified cost $26,703,132)		29,250,930
Other Assets and Liabilities — (48.8)%		(9,589,952)

Total Net Assets — 100.0%		$19,660,978

Small-Cap Growth Fund

Description	Shares	Value
Common Stocks — 98.8%

Consumer Discretionary — 10.8%

Apparel Retail — 0.4%
Francesca’s Holdings Corp. (1)(2)	73,884	$536,398

Auto Parts & Equipment — 0.8%
Gentherm, Inc. (1)(2)	36,804	1,146,445

Casinos & Gaming — 1.0%
Pinnacle Entertainment, Inc. (2)	69,446	1,354,197

Footwear — 1.0%
Steven Madden, Ltd. (2)	32,460	1,376,304

Home Furnishings — 0.9%
La-Z-Boy, Inc.	50,216	1,197,651

Homebuilding — 1.0%
TopBuild Corp. (2)	24,708	1,466,420

Household Appliances — 0.8%
iRobot Corp. (1)(2)	11,269	1,075,288

Internet & Direct Marketing Retail — 0.7%
Shutterfly, Inc. (1)(2)	22,803	1,039,361

Restaurants — 1.4%
Habit Restaurants, Inc., Class A (1)(2)	58,778	764,114
Texas Roadhouse, Inc. (1)	24,641	1,169,215

		1,933,329

Specialized Consumer Services — 1.0%
Sotheby’s (1)(2)	30,369	1,362,657

Specialty Stores — 1.8%
Five Below, Inc. (1)(2)	27,502	1,308,270
MarineMax, Inc. (1)(2)	71,269	1,150,994

		2,459,264

Total Consumer Discretionary		14,947,314

Consumer Staples — 2.8%

Agricultural Products — 1.0%
Darling Ingredients, Inc. (1)(2)	77,385	1,346,499

Hypermarkets & Super Centers — 0.8%
PriceSmart, Inc. (1)	14,349	1,165,856

Soft Drinks — 1.0%
Coca-Cola Bottling Co. Consolidated (1)	6,671	1,424,859

Total Consumer Staples		3,937,214

Energy — 1.1%

Oil & Gas-Equipment & Services — 0.7%
McDermott International, Inc. (1)(2)	152,527	936,516

Oil & Gas-Exploration & Production — 0.4%
PDC Energy, Inc. (1)(2)	13,640	536,461

Total Energy		1,472,977

Financials — 4.5%

Life & Health Insurance — 0.9%
CNO Financial Group, Inc.	57,289	1,280,409

Mortgage REITs — 0.9%
Redwood Trust, Inc. (1)	74,808	1,247,798

Property & Casualty Insurance — 0.8%
Employers Holdings, Inc.	27,554	1,161,401

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Financials (continued)

Regional Banks — 1.9%
Customers Bancorp, Inc. (1)(2)	44,085	$1,242,315
Great Western Bancorp, Inc. (1)	36,479	1,310,326

		2,552,641

Total Financials		6,242,249

Healthcare — 24.6%

Biotechnology — 7.4%
Akebia Therapeutics, Inc. (2)	54,324	909,384
Cytokinetics, Inc. (2)	74,035	1,099,420
Emergent BioSolutions, Inc. (1)(2)	37,441	1,397,672
Exact Sciences Corp. (1)(2)	30,434	1,274,880
Genomic Health, Inc. (1)(2)	34,099	1,080,938
Ironwood Pharmaceuticals, Inc. (1)(2)	54,380	867,361
MiMedx Group, Inc. (1)(2)	75,410	1,226,921
Vanda Pharmaceuticals, Inc. (2)	65,443	1,125,620
Versartis, Inc. (1)(2)	64,653	1,228,407

		10,210,603

Healthcare Equipment — 4.6%
Analogic Corp.	17,610	1,259,995
Cardiovascular Systems, Inc. (2)	41,852	1,229,193
Inogen, Inc. (1)(2)	14,137	1,354,325
K2M Group Holdings, Inc. (1)(2)	50,725	1,185,951
Masimo Corp. (2)	16,465	1,389,317

		6,418,781

Healthcare Services — 0.8%
Amedisys, Inc. (2)	22,038	1,151,265

Healthcare Supplies — 2.3%
Merit Medical Systems, Inc. (1)(2)	42,856	1,769,953
OraSure Technologies, Inc. (1)(2)	71,826	1,465,969

		3,235,922

Healthcare Technology — 2.0%
Medidata Solutions, Inc. (1)(2)	22,651	1,697,919
Vocera Communications, Inc. (1)(2)	37,640	1,048,274

		2,746,193

Life Sciences Tools & Services — 3.1%
Cambrex Corp. (1)(2)	26,714	1,391,799
INC Research Holdings, Inc. (1)(2)	23,864	1,400,817
PRA Health Sciences, Inc. (1)(2)	19,538	1,512,241

		4,304,857

Managed Healthcare — 0.9%
Magellan Health, Inc. (2)	16,168	1,307,991

Pharmaceuticals — 3.5%
Innoviva, Inc. (1)(2)	87,827	1,233,091
Pacira Pharmaceuticals, Inc. (1)(2)	29,982	1,142,314
Phibro Animal Health Corp., Class A (1)	31,199	1,107,565
Supernus Pharmaceuticals, Inc. (1)(2)	29,453	1,348,947

		4,831,917

Total Healthcare		34,207,529

Industrials — 17.3%

Aerospace & Defense — 0.1%
Cubic Corp. (1)	2,709	116,352

Air Freight & Logistics — 0.9%
Hub Group, Inc., Class A (1)(2)	32,040	1,231,938

Description	Shares	Value
Common Stocks (continued)

Industrials (continued)

Building Products — 3.7%
American Woodmark Corp. (2)	13,725	$1,136,430
Builders FirstSource, Inc. (1)(2)	98,307	1,600,438
NCI Building Systems, Inc. (1)(2)	74,059	1,244,191
Simpson Manufacturing Co., Inc. (1)	25,931	1,135,259

		5,116,318

Construction & Engineering — 1.7%
Comfort Systems USA, Inc.	38,435	1,308,712
MasTec, Inc. (2)	25,337	1,033,749

		2,342,461

Construction Machinery & Heavy Trucks — 1.8%
Greenbrier Cos., Inc. (1)	27,163	1,165,293
Wabash National Corp. (1)	66,702	1,402,076

		2,567,369

Human Resource & Employment Services — 3.0%
Insperity, Inc.	16,994	1,364,618
Korn/Ferry International	39,805	1,326,302
TriNet Group, Inc. (2)	42,468	1,517,382

		4,208,302

Industrial Machinery — 3.2%
Chart Industries, Inc. (1)(2)	32,821	1,107,381
Proto Labs, Inc. (1)(2)	18,551	1,331,962
SPX FLOW Inc. (2)	21,404	716,392
Watts Water Technologies, Inc., Class A	21,925	1,352,772

		4,508,507

Office Services & Supplies — 1.0%
Herman Miller, Inc. (1)	40,352	1,357,845

Research & Consulting Services — 0.9%
ICF International, Inc. (1)(2)	26,565	1,276,448

Trucking — 1.0%
Werner Enterprises, Inc.	40,620	1,344,522

Total Industrials		24,070,062

Information Technology — 27.0%

Application Software — 2.9%
Callidus Software, Inc. (1)(2)	57,138	1,471,304
RealPage, Inc. (2)	29,159	1,256,753
Verint Systems, Inc. (2)	31,230	1,239,831

		3,967,888

Communications Equipment — 1.9%
Ciena Corp. (1)(2)	59,249	1,280,371
Extreme Networks, Inc. (2)	122,120	1,395,832

		2,676,203

Data Processing & Outsourced Services — 2.0%
Blackhawk Network Holdings, Inc. (2)	31,383	1,405,959
Travelport Worldwide, Ltd. (1)	95,052	1,439,087

		2,845,046

Electronic Components — 2.0%
II-VI, Inc. (1)(2)	31,181	1,117,839
Rogers Corp. (2)	14,137	1,675,941

		2,793,780

Electronic Equipment & Instruments — 1.2%
Itron, Inc. (2)	22,097	1,604,242

Electronic Manufacturing Services — 0.9%
Methode Electronics, Inc.	30,097	1,230,967

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Small-Cap Growth Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Information Technology (continued)

Internet Software & Services — 3.3%
Carbonite, Inc. (2)	57,508	$1,150,160
Cornerstone OnDemand, Inc. (1)(2)	32,169	1,125,272
Shutterstock, Inc. (1)(2)	23,654	794,301
Yelp, Inc. (1)(2)	35,093	1,494,962

		4,564,695

Semiconductor Equipment — 5.0%
Brooks Automation, Inc. (1)	56,268	1,466,907
Entegris, Inc. (1)(2)	76,087	1,936,414
FormFactor, Inc. (1)(2)	75,916	1,146,332
Nanometrics, Inc. (2)	45,387	1,170,531
Rudolph Technologies, Inc. (1)(2)	54,743	1,215,294

		6,935,478

Semiconductors — 2.2%
Semtech Corp. (1)(2)	41,493	1,560,137
Silicon Laboratories, Inc. (1)(2)	19,964	1,515,267

		3,075,404

Systems Software — 5.6%
Barracuda Networks, Inc. (1)(2)	56,834	1,375,951
CommVault Systems, Inc. (1)(2)	24,487	1,494,931
Gigamon, Inc. (1)(2)	37,933	1,629,222
Qualys, Inc. (1)(2)	29,841	1,417,448
Rapid7, Inc. (1)(2)	41,926	706,872
Varonis Systems, Inc. (1)(2)	30,152	1,169,898

		7,794,322

Total Information Technology		37,488,025

Materials — 6.2%

Commodity Chemicals — 1.1%
Trinseo SA (1)	23,341	1,561,513

Forest Products — 2.2%
Boise Cascade Co. (2)	50,015	1,500,450
Louisiana-Pacific Corp. (2)	59,786	1,523,347

		3,023,797

Specialty Chemicals — 1.9%
Ferro Corp. (1)(2)	71,826	1,384,087
Kraton Corp. (1)(2)	38,933	1,278,170

		2,662,257

Steel — 1.0%
Commercial Metals Co. (1)	73,875	1,395,499

Total Materials		8,643,066

Real Estate — 2.5%

Diversified REITs — 0.8%
American Assets Trust, Inc.	29,340	1,191,791

Hotel & Resort REITs — 0.8%
Hersha Hospitality Trust (1)	58,278	1,080,474

Specialized REITs — 0.9%
DiamondRock Hospitality Co.	112,805	1,239,727

Total Real Estate		3,511,992

Telecommunication Services — 1.0%

Alternative Carriers — 1.0%
Cogent Communications Holdings, Inc. (1)	30,206	1,407,600

Description	Shares	Value
Common Stocks (continued)

Utilities — 1.0%

Gas Utilities — 1.0%
Southwest Gas Holdings, Inc.	16,842	$1,339,276

Total Common Stocks (identified cost $122,328,148)		137,267,304

Short-Term Investments — 30.2%

Collateral Pool Investments for Securities on Loan —29.1%

Collateral pool allocation (3)		40,411,406

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	1,560,337	1,560,493

Total Short-Term Investments (identified cost $41,971,899)		41,971,899

Total Investments — 129.0% (identified cost $164,300,047)		179,239,203
Other Assets and Liabilities — (29.0)%		(40,243,373)

Total Net Assets — 100.0%		$138,995,830

Global Low Volatility Equity Fund

Description	Shares	Value
Common Stocks — 98.1%

Austria — 0.9%
Flughafen Wien AG	10,782	$423,924

Belgium — 0.3%
bpost SA	5,983	167,104

Bermuda — 3.7%
Argo Group International Holdings, Ltd.	2,975	179,095
Dairy Farm International Holdings, Ltd.	16,800	136,197
Enstar Group, Ltd. (2)	1,470	305,099
Everest Re Group, Ltd.	4,317	1,089,956
Giordano International, Ltd.	164,000	97,242

		1,807,589

Canada — 3.9%
BCE, Inc.	12,132	577,478
First Capital Realty, Inc. (1)	7,354	119,489
George Weston, Ltd.	1,403	121,936
Granite Real Estate Investment Trust	5,343	217,571
Laurentian Bank of Canada	6,001	269,931
Loblaw Cos., Ltd.	7,094	384,766
Metro, Inc.	2,310	76,251
Pure Industrial Real Estate Trust	26,202	138,905

		1,906,327

Cayman Islands — 2.4%
361 Degrees International, Ltd.	292,000	126,052
Dali Foods Group Co., Ltd.	349,000	232,396
Fresh Del Monte Produce, Inc.	2,304	108,265
Melco Resorts & Entertainment, Ltd., ADR	11,859	260,305
Uni-President China Holdings, Ltd.	91,000	78,033
WH Group, Ltd.	347,000	362,829

		1,167,880

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

China — 3.3%
Agricultural Bank of China, Ltd., Class H	613,000	$289,282
China Minsheng Banking Corp., Ltd., Class H	204,000	203,680
China Telecom Corp., Ltd., Class H	172,000	88,690
Industrial & Commercial Bank of China, Ltd., Class H	705,000	530,260
Livzon Pharmaceutical Group, Inc., Class H	23,210	126,803
Tsingtao Brewery Co., Ltd., Class H	94,000	389,923

		1,628,638

Czech Republic — 0.7%
CEZ AS	17,990	341,272

Denmark — 0.4%
Dfds A/S	3,659	211,022

France — 0.1%
Boiron SA	743	70,198

Germany — 0.7%
RHOEN-KLINIKUM AG	9,827	326,729

Guernsey — 2.0%
Amdocs, Ltd.	15,264	988,955

Hong Kong — 7.9%
China Unicom Hong Kong, Ltd. (2)	62,000	89,932
CLP Holdings, Ltd.	100,500	1,063,216
Dah Sing Financial Holdings, Ltd.	29,600	215,117
Hang Seng Bank, Ltd.	23,300	537,273
HK Electric Investments & HK Electric Investments, Ltd. (1)	800,500	736,326
Hysan Development Co., Ltd.	52,000	240,640
PCCW, Ltd.	805,000	449,129
VTech Holdings, Ltd.	21,800	306,496
Yuexiu Real Estate Investment Trust	409,000	269,674

		3,907,803

Hungary — 0.6%
Magyar Telekom Telecommunications PLC	102,609	194,971
Richter Gedeon Nyrt	4,313	112,232

		307,203

Ireland — 0.2%
ICON PLC (2)	1,027	116,452

Israel — 1.3%
Bank Leumi Le-Israel BM	67,867	355,678
Bezeq — The Israeli Telecommunication Corp., Ltd.	204,161	300,842

		656,520

Italy — 0.6%
Amplifon SpA	19,236	278,341

Japan — 8.9%
Bridgestone Corp.	2,700	116,090
Daiichi Sankyo Co., Ltd.	5,700	134,933
Duskin Co., Ltd.	17,700	511,844
Hogy Medical Co., Ltd.	1,400	99,176
Kissei Pharmaceutical Co., Ltd.	7,100	180,686
KYORIN Holdings, Inc.	18,300	385,309
Mitsui Sugar Co., Ltd.	5,700	194,359
Morinaga Milk Industry Co., Ltd.	14,000	110,567
Nippon Telegraph & Telephone Corp.	10,100	503,106
Nisshin Oillio Group, Ltd.	47,000	337,652
Noevir Holdings Co., Ltd.	2,600	155,848

Description	Shares	Value
Common Stocks (continued)

Japan (continued)
Prima Meat Packers, Ltd.	28,000	$174,168
Shimachu Co., Ltd. (1)	7,200	186,222
Suzuken Co., Ltd.	7,900	288,185
Takeda Pharmaceutical Co., Ltd.	5,000	277,174
Towa Pharmaceutical Co., Ltd.	2,400	114,555
Tsumura & Co.	9,600	363,010
Vital KSK Holdings, Inc. (1)	11,900	97,443
Xebio Holdings Co., Ltd.	7,500	148,204

		4,378,531

Malaysia — 4.4%
Malayan Banking Bhd	198,500	440,068
Public Bank Bhd	154,100	744,197
Tenaga Nasional Bhd	285,900	956,262

		2,140,527

Netherlands — 0.1%
Sligro Food Group NV	1,358	59,856

New Zealand — 3.0%
Argosy Property, Ltd.	199,824	151,486
Chorus, Ltd.	36,168	104,005
Fisher & Paykel Healthcare Corp., Ltd.	40,960	346,661
Infratil, Ltd.	76,744	173,631
Metlifecare, Ltd.	40,331	177,238
Ryman Healthcare, Ltd.	45,465	297,152
Summerset Group Holdings, Ltd.	61,146	224,774

		1,474,947

Philippines — 0.9%
First Philippine Holdings Corp.	60,540	79,266
Manila Electric Co.	64,300	340,348

		419,614

Singapore — 5.3%
Ascott Residence Trust	83,200	72,133
Cache Logistics Trust	174,300	112,441
CDL Hospitality Trusts	72,400	87,008
Frasers Centrepoint Trust	191,700	298,438
Mapletree Industrial Trust	73,300	100,291
Mapletree Logistics Trust	474,200	430,255
RHT Health Trust	210,000	133,344
SATS, Ltd.	128,800	459,257
Sheng Siong Group, Ltd. (1)	126,800	86,113
Singapore Airlines, Ltd.	29,800	226,752
Venture Corp., Ltd.	50,100	584,456

		2,590,488

South Korea — 0.7%
GS Home Shopping, Inc.	824	161,127
Kia Motors Corp.	6,127	192,551

		353,678

Switzerland — 4.0%
ALSO Holding AG (2)	1,695	220,435
Cembra Money Bank AG	6,384	556,090
Novartis AG	6,219	524,511
Roche Holding AG	280	71,367
Sonova Holding AG	1,640	277,313
Valora Holding AG	991	299,007

		1,948,723

Taiwan — 2.2%
Far EasTone Telecommunications Co., Ltd.	324,000	785,990
Taichung Commercial Bank Co., Ltd.	503,100	159,281
Taiwan Secom Co., Ltd.	41,075	121,410

		1,066,681

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Low Volatility Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Thailand — 1.1%
Thai Beverage PCL	803,400	$551,464

United States — 38.5%
Abaxis, Inc. (1)	4,934	228,049
Allstate Corp.	10,576	957,128
American Electric Power Co., Inc.	4,657	342,895
American Express Co.	1,671	143,873
Atrion Corp.	358	222,730
Avista Corp. (1)	2,585	132,869
Bryn Mawr Bank Corp.	4,409	180,549
Carter’s, Inc.	815	70,669
Chemed Corp.	3,708	731,551
Children’s Place, Inc. (1)	1,081	114,748
Cisco Systems, Inc.	11,502	370,479
Consolidated Edison, Inc.	10,993	926,380
CVS Health Corp.	3,360	259,862
Darden Restaurants, Inc.	4,325	355,039
Discover Financial Services	12,344	727,679
Dr. Pepper Snapple Group, Inc.	10,225	930,986
Edison International	2,750	220,495
Equity Commonwealth (2)	3,658	113,179
Essex Property Trust, Inc.	1,966	522,897
Fiserv, Inc. (2)	1,999	247,296
Foot Locker, Inc.	1,744	61,441
Forrester Research, Inc.	2,074	84,515
Getty Realty Corp.	10,678	294,286
Harris Corp.	3,502	430,396
Huntington Ingalls Industries, Inc.	1,102	235,784
ICU Medical, Inc. (2)	1,336	232,932
Jack Henry & Associates, Inc.	1,873	193,050
Johnson & Johnson	7,707	1,020,176
Kroger Co.	15,693	343,206
Masimo Corp. (2)	1,851	156,187
Merck & Co., Inc.	14,340	915,752
Meridian Bancorp, Inc.	28,052	493,715
Navigators Group, Inc.	3,103	173,147
Owens & Minor, Inc.	21,184	591,881
PepsiCo, Inc.	6,404	741,135
Pfizer, Inc.	26,815	909,565
Pinnacle West Capital Corp.	1,145	103,016
Portland General Electric Co.	8,462	402,030
Progressive Corp.	2,610	121,313
Prudential Financial, Inc.	4,670	476,714
Quidel Corp. (2)	5,105	178,369
Safety Insurance Group, Inc.	3,537	252,542
Spirit AeroSystems Holdings, Inc., Class A	2,977	221,786
Sysco Corp.	11,941	628,932
U.S. Physical Therapy, Inc.	2,798	167,600
Unum Group	8,711	419,696
Wal-Mart Stores, Inc.	12,869	1,004,683
WebMD Health Corp. (2)	2,170	144,175
WellCare Health Plans, Inc. (2)	932	162,802

		18,960,179

Total Common Stocks (identified cost $41,729,321)		48,250,645

Short-Term Investments — 4.1%

Collateral Investment for Securities on Loan — 2.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.994% (3)	1,201,607	1,201,607

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.7%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.150%	825,968	$825,968

Total Short-Term Investments (identified cost $2,027,649)		2,027,575

Total Investments — 102.2% (identified cost $43,756,970)		50,278,220
Other Assets and Liabilities — (2.2)%		(1,060,037)

Total Net Assets — 100.0%		$49,218,183

Industry Allocation
Industry	Value	% of Total Net Assets
Aerospace/Defense	$652,182	1.3%
Airlines	226,752	0.5
Apparel	70,669	0.2
Auto Manufacturers	192,551	0.4
Auto Parts & Equipment	116,090	0.2
Banks	3,925,316	8.0
Beverages	2,613,509	5.3
Commercial Services	717,770	1.5
Computers	988,954	2.0
Cosmetics/Personal Care	155,848	0.3
Diversified Financial Services	1,427,642	2.9
Electric	5,818,006	11.8
Electronics	804,891	1.6
Engineering & Construction	883,182	1.8
Food	3,349,414	6.8
Healthcare-Products	1,741,417	3.5
Healthcare-Services	2,204,298	4.5
Insurance	3,974,689	8.1
Internet	144,175	0.3
Lodging	260,305	0.5
Pharmaceuticals	6,462,119	13.1
Real Estate	644,960	1.3
Real Estate Investment Trusts	2,657,076	5.4
Retail	2,899,741	5.9
Savings & Loans	493,715	1.0
Shipbuilding	235,784	0.5
Software	440,346	0.9
Telecommunications	3,771,118	7.7
Transportation	378,126	0.8

Total Common Stocks	48,250,645	98.1
Collateral Investment for Securities on Loan	1,201,607	2.4
Mutual Funds	825,968	1.7

Total Investments	50,278,220	102.2
Other Assets and Liabilities	(1,060,037)	(2.2)

Total Net Assets	$49,218,183	100.0%

Disciplined International Equity Fund

Description	Shares	Value
Common Stocks — 98.7%

Australia — 6.3%
Australia & New Zealand Banking Group, Ltd.	26,165	$614,731
BHP Billiton, Ltd.	33,203	722,401
CSL, Ltd.	1,696	173,465
Fortescue Metals Group, Ltd. (1)	279,478	1,337,576

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Disciplined International Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Australia (continued)
Ramsay Health Care, Ltd.	5,373	$292,265
Telstra Corp., Ltd. (1)	135,851	396,666
Woodside Petroleum, Ltd. (1)	45,188	1,040,579

		4,577,683

Belgium — 0.2%
bpost SA	3,900	108,926

Bermuda — 0.2%
Fly Leasing, Ltd. (2)	9,729	132,606

Cayman Islands — 0.6%
Cheung Kong Property Holdings, Ltd.	23,000	202,492
WH Group, Ltd.	186,000	194,485

		396,977

Denmark — 3.1%
Danske Bank A/S	15,874	617,224
Novo Nordisk A/S	23,888	1,140,453
Vestas Wind Systems A/S	5,359	488,217

		2,245,894

Finland — 2.7%
Nokian Renkaat OYJ	4,175	176,581
Orion OYJ	3,778	178,970
UPM-Kymmene OYJ	62,567	1,628,912

		1,984,463

France — 13.3%
Arkema SA	7,651	832,537
Bouygues SA	4,109	186,473
Capgemini SE	1,918	212,900
CNP Assurances	38,305	889,885
Credit Agricole SA	46,045	812,535
Eiffage SA	2,637	272,770
Peugeot SA	82,510	1,744,204
Sanofi	15,542	1,517,506
Societe Generale SA	20,670	1,158,396
TOTAL SA	3,288	170,125
Valeo SA	12,858	860,911
Vinci SA	10,725	988,440

		9,646,682

Germany — 7.5%
Allianz SE	9,431	2,018,074
Bayer AG	4,375	560,317
Continental AG	773	174,413
Fresenius Medical Care AG & Co. KGaA	1,941	181,532
Fresenius SE & Co. KGaA	18,295	1,548,597
Merck KGaA	3,690	405,603
Siemens AG	2,547	333,031
Talanx AG	4,760	196,996

		5,418,563

Hong Kong — 0.8%
BOC Hong Kong Holdings, Ltd.	39,000	199,225
I-CABLE Communications, Ltd. (2)	10,272	362
Sun Hung Kai Properties, Ltd.	12,000	200,377
Wharf Holdings, Ltd.	21,000	200,592

		600,556

Ireland — 1.2%
Seagate Technology PLC (1)	27,664	872,246

Israel — 0.3%
Check Point Software Technologies, Ltd. (2)	1,755	196,332

Description	Shares	Value
Common Stocks (continued)

Italy — 0.5%
Atlantia SpA	6,897	$222,176
GEDI Gruppo Editoriale SpA (2)	4,099	3,506
Recordati SpA	3,934	168,629

		394,311

Japan — 23.8%
Aoyama Trading Co., Ltd.	14,100	518,002
Asahi Glass Co., Ltd.	12,100	474,224
Bridgestone Corp.	5,100	219,282
Chubu Electric Power Co., Inc.	39,500	517,310
Dai Nippon Printing Co., Ltd.	73,000	863,757
Daiwa Securities Group, Inc.	113,000	619,888
Fujikura, Ltd.	141,000	1,149,595
Fujitsu, Ltd.	51,000	380,858
Heiwado Co., Ltd.	15,000	350,704
Hitachi Maxell, Ltd.	10,300	246,633
Hitachi, Ltd.	142,000	979,693
Ibiden Co., Ltd. (1)	46,600	773,864
Kansai Electric Power Co., Inc.	53,500	750,385
Kawasaki Kisen Kaisha, Ltd. (1)(2)	185,000	502,929
Kirin Holdings Co., Ltd.	82,300	1,872,456
Konica Minolta, Inc. (1)	79,100	633,145
Mitsubishi Chemical Holdings Corp.	99,000	923,754
Mitsubishi UFJ Financial Group, Inc.	20,900	127,376
Monex Group, Inc. (1)	110,400	291,920
Morinaga Milk Industry Co., Ltd.	34,000	268,520
NEC Corp.	106,000	281,227
Nippon Telegraph & Telephone Corp.	40,200	2,002,460
Nissan Motor Co., Ltd.	10,500	104,594
Nisshin Oillio Group, Ltd.	51,000	366,388
Nisshinbo Holdings, Inc.	53,200	565,231
NTT DoCoMo, Inc.	11,600	269,760
Sumitomo Electric Industries, Ltd.	11,000	173,087
Sumitomo Riko Co., Ltd. (1)	11,100	106,759
Toho Holdings Co., Ltd.	6,200	121,668
Toppan Printing Co., Ltd.	59,000	591,714
Warabeya Nichiyo Holdings Co., Ltd.	6,200	155,971

		17,203,154

Jersey — 2.4%
Centamin PLC	140,140	275,094
Delphi Automotive PLC	15,140	1,459,496

		1,734,590

Luxembourg — 1.0%
Subsea 7 SA	24,812	357,096
Ternium SA	12,813	389,900

		746,996

Marshall Islands — 0.1%
Seaspan Corp. (1)	13,901	99,253

Netherlands — 4.2%
AerCap Holdings NV (2)	9,151	460,295
Boskalis Westminster	14,727	481,596
Fiat Chrysler Automobiles NV (2)	83,348	1,258,626
ING Groep NV	48,497	861,597

		3,062,114

New Zealand — 0.6%
Air New Zealand, Ltd.	155,551	399,560

Norway — 1.1%
Marine Harvest ASA	9,952	197,699
Salmar ASA	14,532	421,542
Yara International ASA	3,939	161,134

		780,375

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund (continued)

Description	Shares	Value
Common Stocks (continued)

Portugal — 1.1%
EDP — Energias de Portugal SA	202,082	$775,991

Singapore — 2.3%
DBS Group Holdings, Ltd.	24,400	371,737
Japfa, Ltd. (1)	219,800	89,301
Mapletree Industrial Trust	239,000	327,006
Oversea-Chinese Banking Corp., Ltd.	24,000	198,018
SATS, Ltd.	79,000	281,688
Singapore Airlines, Ltd.	28,200	214,578
Yanlord Land Group, Ltd.	168,100	214,655

		1,696,983

Spain — 1.1%
Banco Bilbao Vizcaya Argentaria SA	36,947	326,906
Distribuidora Internacional de Alimentacion SA (1)	28,883	182,835
Repsol SA	16,775	288,260

		798,001

Sweden — 2.6%
Nordea Bank AB	113,466	1,527,533
Skandinaviska Enskilda Banken AB, Class A	27,835	362,450

		1,889,983

Switzerland — 6.2%
Lonza Group AG	4,362	1,105,501
Novartis AG	6,054	510,594
Roche Holding AG	3,722	948,669
Swiss Re AG	4,760	431,359
TE Connectivity, Ltd.	14,760	1,174,896
Zurich Insurance Group AG	1,051	314,653

		4,485,672

United Kingdom — 15.5%
Admiral Group PLC	12,936	323,146
British American Tobacco PLC	15,932	993,465
Compass Group PLC	19,139	408,618
GlaxoSmithKline PLC	90,129	1,787,858
Go-Ahead Group PLC	15,231	354,757
Imperial Brands PLC	29,784	1,231,768
Jupiter Fund Management PLC	28,641	198,805
Legal & General Group PLC	418,713	1,408,305
Paragon Group of Cos. PLC	30,311	160,600
QinetiQ Group PLC	156,450	465,260
Reckitt Benckiser Group PLC	12,401	1,176,390
RELX PLC	50,962	1,114,868
Rio Tinto PLC	11,214	542,785
Royal Mail PLC	83,570	426,113
Unilever PLC	7,447	435,420
WH Smith PLC	7,957	190,161

		11,218,319

Total Common Stocks (identified cost $60,570,265)		71,466,230

Short-Term Investments — 6.8%

Collateral Investment for Securities on Loan — 6.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.994% (3)	4,416,726	4,416,726

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 0.7%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.150%	521,362	$521,362

Total Short-Term Investments (identified cost $4,938,129)		4,938,088

Total Investments — 105.5% (identified cost $65,508,394)		76,404,318
Other Assets and Liabilities — (5.5)%		(4,016,276)

Total Net Assets — 100.0%		$72,388,042

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$2,314,534	3.2%
Airlines	614,138	0.8
Auto Manufacturers	3,107,424	4.3
Auto Parts & Equipment	3,170,530	4.4
Banks	7,177,730	9.9
Beverages	1,872,456	2.6
Biotechnology	173,465	0.2
Building Materials	474,224	0.7
Chemicals	1,917,425	2.6
Commercial Services	3,718,071	5.1
Computers	1,662,336	2.3
Cosmetics/Personal Care	435,419	0.6
Diversified Financial Services	1,111,900	1.5
Electric	2,043,686	2.8
Electrical Components & Equipment	1,149,595	1.6
Electronics	2,476,620	3.4
Energy-Alternate Sources	488,217	0.7
Engineering & Construction	2,210,965	3.1
Food	2,138,143	3.0
Food Service	408,618	0.6
Forest Products & Paper	1,628,911	2.2
Healthcare-Products	1,105,501	1.5
Healthcare-Services	2,022,393	2.8
Holding Companies-Diversified	200,592	0.3
Household Products/Wares	1,176,390	1.6
Insurance	5,582,419	7.7
Internet	291,920	0.4
Iron/Steel	1,727,476	2.4
Machinery-Construction & Mining	979,693	1.4
Media	3,868	0.0
Mining	1,540,280	2.1
Miscellaneous Manufacturing	966,176	1.3
Oil & Gas	1,498,963	2.1
Oil & Gas Services	357,096	0.5
Pharmaceuticals	7,340,267	10.1
Real Estate	617,524	0.9
Real Estate Investment Trusts	327,006	0.4
Retail	708,163	1.0
Telecommunications	3,234,117	4.5
Transportation	1,491,979	2.1

Total Common Stocks	71,466,230	98.7
Collateral Investment for Securities on Loan	4,416,726	6.1
Mutual Funds	521,362	0.7

Total Investments	76,404,318	105.5
Other Assets and Liabilities	(4,016,276)	(5.5)

Total Net Assets	$72,388,042	100.0%

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Pyrford International Stock Fund

Description	Shares	Value
Common Stocks — 90.2%

Australia — 10.6%
Brambles, Ltd.	1,810,183	$13,450,842
Computershare, Ltd.	944,925	10,573,888
Newcrest Mining, Ltd.	329,017	5,992,086
QBE Insurance Group, Ltd.	1,044,434	8,726,581
Rio Tinto, Ltd. (1)	119,946	6,479,153
Woodside Petroleum, Ltd.	485,185	11,172,729
Woolworths, Ltd.	603,957	12,496,098

		68,891,377

Belgium — 1.2%
Proximus SADP	208,917	7,362,780

Finland — 1.9%
Kone OYJ, Class B (1)	117,273	6,365,070
Sampo OYJ, A Shares	109,064	5,759,229

		12,124,299

France — 7.7%
Air Liquide SA	80,993	9,901,516
Bureau Veritas SA	291,566	6,941,936
Legrand SA	101,747	7,134,188
Rubis SCA	88,590	5,765,686
Sanofi	115,639	11,290,884
TOTAL SA	175,124	9,061,101

		50,095,311

Germany — 4.6%
Brenntag AG	144,483	7,669,507
Deutsche Post AG	189,282	7,852,871
GEA Group AG (1)	127,857	5,636,305
SAP AG	79,376	8,325,610

		29,484,293

Hong Kong — 5.5%
AIA Group, Ltd.	814,400	6,254,055
ASM Pacific Technology, Ltd.	70,500	880,039
China Mobile, Ltd.	997,500	10,576,556
CNOOC, Ltd.	5,417,000	6,541,034
Power Assets Holdings, Ltd.	629,500	5,564,695
VTech Holdings, Ltd.	431,900	6,072,264

		35,888,643

Israel — 1.4%
Bezeq — The Israeli Telecommunication Corp., Ltd.	6,252,554	9,213,470

Japan — 8.2%
ABC-Mart, Inc. (1)	71,600	3,683,914
Japan Tobacco, Inc.	306,868	10,523,263
KDDI Corp.	364,700	9,854,591
Mitsubishi Electric Corp.	644,000	9,557,826
Nihon Kohden Corp.	330,500	7,678,088
Sumitomo Rubber Industries, Ltd.	431,100	7,165,584
Toyota Tsusho Corp.	159,700	4,929,780

		53,393,046

Malaysia — 2.8%
Axiata Group Bhd	8,159,163	9,434,058
Malayan Banking Bhd	4,044,591	8,966,725

		18,400,783

Netherlands — 4.1%
Koninklijke Vopak NV (1)	175,847	7,451,751
RELX NV	344,272	7,238,031
Unilever NV	202,659	12,073,104

		26,762,886

Description	Shares	Value
Common Stocks (continued)

Norway — 1.9%
Telenor ASA	601,663	$12,186,717

Singapore — 4.6%
ComfortDelGro Corp., Ltd.	5,304,900	8,977,873
Sembcorp Industries, Ltd.	2,273,000	5,000,729
Singapore Technologies Engineering, Ltd.	2,768,400	7,465,458
United Overseas Bank, Ltd.	468,702	8,321,553

		29,765,613

Sweden — 4.2%
Assa Abloy AB, Class B	230,871	4,994,396
Atlas Copco AB, A Shares	290,455	11,394,923
Essity AB, Class B (2)	388,950	10,805,748

		27,195,067

Switzerland — 12.8%
Givaudan SA	2,031	4,152,294
Nestle SA	247,323	20,988,864
Novartis AG	208,655	17,597,961
Panalpina Welttransport Holding AG (1)	36,698	4,836,833
Roche Holding AG	73,846	18,821,988
Schindler Holding AG	19,288	4,133,202
SGS SA	1,731	3,869,763
Zurich Insurance Group AG	29,953	8,967,447

		83,368,352

Taiwan — 3.7%
Advantech Co., Ltd.	735,118	5,436,616
Chunghwa Telecom Co., Ltd.	2,287,000	7,952,519
Merida Industry Co., Ltd.	435,000	1,916,742
Taiwan Semiconductor Manufacturing Co., Ltd.	1,236,000	8,897,733

		24,203,610

United Kingdom — 15.0%
BP PLC	893,351	5,159,387
British American Tobacco PLC	177,810	11,087,620
GlaxoSmithKline PLC	469,365	9,310,633
Imperial Brands PLC	153,279	6,339,116
Legal & General Group PLC	2,963,333	9,966,913
National Grid PLC	1,057,267	13,317,494
Royal Dutch Shell PLC, A Shares	299,726	8,261,590
Royal Dutch Shell PLC, B Shares	221,646	6,194,543
SSE PLC	426,361	7,854,000
United Utilities Group PLC	814,394	9,578,885
Vodafone Group PLC	3,662,383	10,476,087

		97,546,268

Total Common Stocks (identified cost $522,880,624)		585,882,515

Preferred Stocks — 1.6%

Germany — 1.6%
Fuchs Petrolub SE (1)	182,577	10,159,146

Total Preferred Stocks (identified cost $6,602,641)		10,159,146

Short-Term Investments — 6.9%

Collateral Investment for Securities on Loan — 2.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 0.994% (3)	18,127,685	18,127,685

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Pyrford International Stock Fund (continued)

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 4.1%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.150%	26,855,802	$26,855,802

Total Short-Term Investments (identified cost $44,985,600)		44,983,487

Total Investments — 98.7% (identified cost $574,468,865)		641,025,148
Other Assets and Liabilities — 1.3%		8,714,437

Total Net Assets — 100.0%		$649,739,585

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$27,949,999	4.3%
Auto Parts & Equipment	7,165,584	1.1
Banks	17,288,278	2.7
Chemicals	21,723,318	3.3
Commercial Services	31,500,572	4.8
Computers	16,010,504	2.5
Cosmetics/Personal Care	22,878,852	3.5
Distribution/Wholesale	4,929,780	0.8
Electric	13,418,695	2.1
Electrical Components & Equipment	7,134,188	1.1
Electronics	4,994,396	0.8
Engineering & Construction	7,465,458	1.2
Food	33,484,962	5.2
Gas	19,083,180	2.9
Hand/Machine Tools	4,133,202	0.6
Healthcare-Products	7,678,088	1.2
Insurance	39,674,225	6.1
Leisure Time	1,916,741	0.3
Machinery-Construction & Mining	20,952,749	3.2
Machinery-Diversified	12,001,375	1.8
Mining	12,471,239	1.9
Oil & Gas	46,390,384	7.1
Pharmaceuticals	57,021,465	8.8
Pipelines	7,451,751	1.1
Retail	3,683,914	0.6
Semiconductors	9,777,772	1.5
Shipbuilding	5,000,729	0.8
Software	8,325,610	1.3
Telecommunications	83,129,043	12.8
Transportation	21,667,577	3.3
Water	9,578,885	1.5

Total Common Stocks	585,882,515	90.2
Preferred Stocks	10,159,146	1.6
Collateral Investment for Securities on Loan	18,127,685	2.8
Mutual Funds	26,855,802	4.1

Total Investments	641,025,148	98.7
Other Assets and Liabilities	8,714,437	1.3

Total Net Assets	$649,739,585	100.0%

LGM Emerging Markets Equity Fund

Description	Shares	Value
Common Stocks — 91.1%

Bermuda — 3.9%
Credicorp, Ltd.	11,938	$2,421,504
Dairy Farm International Holdings, Ltd.	483,415	3,919,033

		6,340,537

Brazil — 1.0%
CCR SA	298,400	1,655,118

Cayman Islands — 2.0%
Sands China, Ltd.	725,200	3,249,913

Chile — 1.7%
Aguas Andinas SA, Class A	4,263,203	2,738,855

China — 2.2%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	587,000	3,609,517

Egypt — 4.0%
Commercial International Bank Egypt SAE GDR	1,265,531	5,784,314
Edita Food Industries SAE GDR	131,694	691,394

		6,475,708

Hong Kong — 2.7%
AIA Group, Ltd.	569,400	4,372,616

India — 22.2%
Colgate-Palmolive India, Ltd.	96,303	1,684,442
Container Corp. Of India, Ltd.	42,312	873,460
Emami, Ltd.	269,911	4,574,105
Hindustan Unilever, Ltd.	91,123	1,733,562
Housing Development Finance Corp., Ltd.	177,246	4,932,117
ICICI Bank, Ltd.	1,150,310	5,391,605
ITC, Ltd.	1,177,734	5,200,175
Nestle India, Ltd.	21,848	2,428,500
Pidilite Industries, Ltd.	129,835	1,706,765
Titan Co., Ltd.	212,221	2,054,899
Yes Bank, Ltd.	197,638	5,405,933

		35,985,563

Indonesia — 11.3%
Bank Mandiri Persero Tbk PT	7,009,304	6,894,865
Bank Rakyat Indonesia Persero Tbk PT	5,516,100	6,264,824
Hanjaya Mandala Sampoerna Tbk PT	5,174,800	1,410,397
Kalbe Farma Tbk PT	18,977,100	2,432,436
Unilever Indonesia Tbk PT	352,100	1,333,545

		18,336,067

Kenya — 0.5%
East African Breweries, Ltd.	317,471	802,539

Malaysia — 3.7%
British American Tobacco Malaysia Bhd	445,200	4,606,137
Public Bank Bhd	277,300	1,339,169

		5,945,306

Mexico — 10.1%
Bolsa Mexicana de Valores SAB de C.V. (1)	1,817,373	3,134,795
Grupo Financiero Banorte SAB de C.V., Class O	572,875	3,909,043
Grupo Herdez SAB de C.V. (1)	555,373	1,360,534
Wal-Mart de Mexico SAB de C.V.	3,287,211	7,997,745

		16,402,117

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

LGM Emerging Markets Equity Fund (continued)

Description	Shares or Units	Value
Common Stocks (continued)

Nigeria — 1.0%
Guaranty Trust Bank PLC	15,198,387	$1,658,823

Philippines — 3.6%
Universal Robina Corp.	2,046,650	5,843,654

South Africa — 6.4%
Clicks Group, Ltd.	253,311	2,898,622
Famous Brands, Ltd.	109,124	991,371
Mr Price Group, Ltd.	461,564	6,432,264

		10,322,257

Taiwan — 2.1%
President Chain Store Corp.	416,000	3,488,268

Thailand — 0.9%
Kasikornbank PCL	255,869	1,548,853

Turkey — 3.5%
BIM Birlesik Magazalar AS	259,893	5,760,591

United States — 7.3%
PriceSmart, Inc.	29,900	2,429,375
Western Union Co.	164,589	3,114,024
Yum China Holdings, Inc. (2)	178,293	6,304,440

		11,847,839

Vietnam — 1.0%
Vietnam Dairy Products JSC	248,570	1,622,909

Total Common Stocks (identified cost $111,114,602)		148,007,050

Common Stock Units — 2.4%

Mexico — 2.4%
Fomento Economico Mexicano SAB de C.V.	383,200	3,837,734

Total Common Stock Units (identified cost $3,169,741)		3,837,734

Participation Notes — 2.6%

United States — 2.6%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 2/8/2018 (5)	641,463	4,187,718

Total Participation Notes (identified cost $2,536,119)		4,187,718

Short-Term Investments — 4.2%

Collateral Investment for Securities on Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.994% (3)	512,972	512,972

Mutual Funds — 3.9%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.150%	6,268,485	6,268,485

Total Short-Term Investments (identified cost $6,781,960)		6,781,457

Total Investments — 100.3% (identified cost $123,602,422)		162,813,959
Other Assets and Liabilities — (0.3)%		(457,148)

Total Net Assets — 100.0%		$162,356,811

Industry Allocation
Industry	Value	% of Total Net Assets
Agriculture	$11,216,709	6.9%
Banks	40,618,933	25.0
Beverages	802,539	0.5
Commercial Services	4,769,142	2.9
Cosmetics/Personal Care	1,684,442	1.0
Diversified Financial Services	8,066,912	5.0
Food	25,236,131	15.5
Household Products/Wares	3,067,107	1.9
Insurance	4,372,617	2.7
Lodging	3,249,913	2.0
Miscellaneous Manufacturing	1,706,765	1.1
Pharmaceuticals	7,006,541	4.3
Retail	32,596,984	20.1
Transportation	873,460	0.5
Water	2,738,855	1.7

Total Common Stocks	148,007,050	91.1
Common Stock Units	3,837,734	2.4
Participation Notes	4,187,718	2.6
Collateral Investment for Securities on Loan	512,972	0.3
Mutual Funds	6,268,485	3.9

Total Investments	162,813,959	100.3
Other Assets and Liabilities	(457,148)	(0.3)

Total Net Assets	$162,356,811	100.0%

TCH Emerging Markets Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 55.0%

Austria — 1.8%
Suzano Austria GmbH, 5.750%, 7/14/2026 (1)(6)	$200,000	$217,000

British Virgin Islands — 3.2%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (6)	200,000	223,634
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (6)	150,000	159,750

		383,384

Canada — 1.8%
Kinross Gold Corp.:
5.125%, 9/1/2021 (1)	50,000	53,380
6.875%, 9/1/2041	150,000	161,625

		215,005

Cayman Islands — 4.2%
Batelco International Finance No. 1, Ltd., 4.250%, 5/1/2020	200,000	201,236
Odebrecht Finance, Ltd., 7.125%, 6/26/2042 (6)	200,000	82,000
Vale Overseas, Ltd., 4.375%, 1/11/2022	200,000	211,250

		494,486

Chile — 1.8%
Empresa de Transporte de Pasajeros Metro SA, 5.000%, 1/25/2047 (6)	200,000	219,578

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Emerging Markets Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Colombia — 3.4%
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	$200,000	$206,000
Ecopetrol SA, 5.875%, 5/28/2045	200,000	195,370

		401,370

Costa Rica — 1.8%
Banco Nacional de Costa Rica, 6.250%, 11/1/2023	200,000	210,040

Georgia — 2.3%
Georgian Railway JSC, 7.750%, 7/11/2022 (6)	250,000	276,310

Hungary — 1.7%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (6)	200,000	207,522

Indonesia — 1.7%
Pelabuhan Indonesia II PT, 4.250%, 5/5/2025 (1)(6)	200,000	205,680

Kazakstan — 3.5%
Eurasian Development Bank, 4.767%, 9/20/2022 (6)	200,000	208,845
KazMunayGas National Co. JSC, 3.875%, 4/19/2022 (6)	200,000	204,300

		413,145

Luxembourg — 3.5%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (6)	200,000	219,557
Minerva Luxembourg SA, 6.500%, 9/20/2026 (6)	200,000	201,360

		420,917

Mexico — 9.2%
Alfa SAB de CV, 6.875%, 3/25/2044 (6)	200,000	223,750
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	300,000	312,000
Nemak SAB de CV, 5.500%, 2/28/2023 (6)	250,000	257,500
Petroleos Mexicanos:
6.375%, 2/4/2021	100,000	110,600
5.625%, 1/23/2046	200,000	188,800

		1,092,650

Morocco — 1.9%
OCP SA, 6.875%, 4/25/2044 (6)	200,000	226,608

Netherlands — 1.9%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	200,000	223,708

Peru — 1.8%
Corp Financiera de Desarrollo SA, 4.750%, 7/15/2025 (6)	200,000	216,750

South Africa — 2.1%
Transnet SOC, Ltd., 4.000%, 7/26/2022 (6)	250,000	247,026

Turkey — 5.2%
Coca-Cola Icecek AS, 4.750%, 10/1/2018 (6)	200,000	205,111

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Turkey (continued)
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (6)	$200,000	$202,600
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (6)	200,000	205,092

		612,803

United Kingdom — 2.2%
Standard Chartered PLC, 3.950%, 1/11/2023 (6)	250,000	256,524

Total Corporate Bonds & Notes (identified cost $6,314,604)		6,540,506

International Bonds — 41.5%

Argentina — 3.6%
Argentine Republic Government International Bond:
5.625%, 1/26/2022	200,000	209,700
6.875%, 1/26/2027 (1)	200,000	215,800

		425,500

Armenia — 3.2%
Republic of Armenia, 6.000%, 9/30/2020 (1)(6)	362,000	385,092

Bahamas — 1.8%
Bahamas Government International Bond, 5.750%, 1/16/2024	200,000	211,500

Bahrain — 1.5%
Bahrain Government International Bond, 6.000%, 9/19/2044 (1)(6)	200,000	175,192

Bolivia — 2.1%
Bolivian Government International Bond, 4.500%, 3/20/2028 (6)	250,000	246,562

Brazil — 1.9%
Brazilian Government International Bond, 6.000%, 4/7/2026	200,000	222,300

Costa Rica — 1.5%
Costa Rica Government International Bond, 5.625%, 4/30/2043 (6)	200,000	182,750

Cote d’Ivoire — 2.1%
Ivory Coast Government International Bond, 6.125%, 6/15/2033	250,000	250,000

Croatia — 1.9%
Croatia Government International Bond, 5.500%, 4/4/2023 (6)	200,000	222,493

Dominican Republic — 2.3%
Dominican Republic International Bond:
5.875%, 4/18/2024 (6)	100,000	108,750
5.950%, 1/25/2027 (6)	150,000	163,125

		271,875

Ethiopia — 1.7%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (6)	200,000	205,071

Indonesia — 2.1%
Perusahaan Penerbit SBSN Indonesia III, 3.300%, 11/21/2022	250,000	255,312

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

TCH Emerging Markets Bond Fund (continued)

Description	Shares or Principal Amount	Value

International Bonds (continued)

Namibia — 1.7%
Namibia International Bonds, 5.250%, 10/29/2025 (6)	$200,000	$205,430

Oman — 1.7%
Oman Government International Bond, 4.750%, 6/15/2026 (1)(6)	200,000	200,050

Paraguay — 1.8%
Paraguay Government International Bond, 4.625%, 1/25/2023 (6)	200,000	212,000

Rwanda — 1.8%
Rwanda International Government Bond, 6.625%, 5/2/2023 (6)	200,000	209,492

Saudi Arabia — 1.7%
Saudi Government International Bond, 4.500%, 10/26/2046 (6)	200,000	205,935

Sri Lanka — 1.7%
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (6)	200,000	207,614

Turkey — 3.6%
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (6)	200,000	206,279
Turkey Government International Bond, 6.000%, 3/25/2027	200,000	219,490

		425,769

Vietnam — 1.8%
Vietnam Government International Bond, 4.800%, 11/19/2024 (6)	200,000	212,781

Total International Bonds (identified cost $4,769,923)		4,932,718

Short-Term Investments — 9.9%

Collateral Investment for Securities on Loan — 8.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.994% (3)	1,016,625	1,016,625

Mutual Funds — 1.3%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.150%	153,700	153,701

Total Short-Term Investments (identified cost $1,170,330)		1,170,326

Total Investments — 106.4% (identified cost $12,254,857)		12,643,550
Other Assets and Liabilities — (6.4)%		(760,017)

Total Net Assets — 100.0%		$11,883,533

Industry Allocation
Industry	Value	% of Total Net Assets
Auto Parts & Equipment	$257,500	2.2%
Banks	885,914	7.5
Beverages	205,111	1.7
Chemicals	226,608	1.9
Diversified Financial Services	223,634	1.9
Electric	312,000	2.6
Engineering & Construction	82,000	0.7
Food	201,360	1.7
Forest Products & Paper	217,000	1.8
Holding Companies-Diversified	223,750	1.9
Iron/Steel	371,000	3.1
Mining	215,005	1.8
Multi-National	208,845	1.8
Oil & Gas	918,627	7.7
Sovereign	207,522	1.7
Telecommunications	612,328	5.1
Transportation	1,172,302	9.9

Total Corporate Bonds & Notes	6,540,506	55.0
International Bonds	4,932,718	41.5
Collateral Investment for Securities on Loan	1,016,625	8.6
Mutual Funds	153,701	1.3

Total Investments	12,643,550	106.4
Other Assets and Liabilities	(760,017)	(6.4)

Total Net Assets	$11,883,533	100.0%

Alternative Strategies Fund

Description	Principal Amount	Value
Bank Loans Purchased Long — 4.7%

Canada — 0.3%
Valeant Pharmaceuticals International, Inc., 5.990% (US LIBOR+475 basis points), 4/1/2022 (7)	$228,279	$232,429

Jersey — 0.0%
Cyan Blue Holdco 3, Ltd., 4.818% (US LIBOR+350 basis points), 7/26/2024 (7)(8)	11,000	11,086

Netherlands — 0.0%
Diamond (BC) B.V., 4.818% (US LIBOR+350 basis points), 7/12/2024 (7)(8)	25,000	24,883

United States — 4.4%
21st Century Oncology Holdings, Inc., 7.425% (US LIBOR+613 basis points), 4/30/2022 (7)(9)	185,171	175,449
Air Newco LLC, 6.816% (US LIBOR+550 basis points), 3/18/2022 (7)	193,882	191,943
Almonde, Inc., 8.567% (US LIBOR+725 basis points), 6/13/2025 (7)	30,000	30,637
American Bath Group LLC, 6.546% (US LIBOR+525 basis points), 9/30/2023 (7)	130,343	130,180
AP Exhaust Acquisition LLC, 6.309% (US LIBOR+500 basis points), 5/10/2024 (7)	14,963	14,738

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Principal Amount	Value
Bank Loans Purchased Long (continued)

United States (continued)
Centurylink, Inc., 6.318% (US LIBOR+500 basis points), 2/17/2018 (7)(8)	$300,000	$300,000
Chief Power Finance LLC, 5.990% (US LIBOR+475 basis points), 12/31/2020 (7)	52,730	34,472
Confie Seguros Holding II Co.:
6.739% (US LIBOR+550 basis points), 4/19/2022 (7)	176,115	174,618
11.046% (US LIBOR+975 basis points), 5/8/2019 (7)	126,000	124,425
CPI International, Inc., 4.734% (US LIBOR+350 basis points), 7/26/2024 (7)	49,000	48,980
Del Monte Foods, Inc., 4.570% (US LIBOR+325 basis points), 2/18/2021 (7)	15,877	13,059
Duff & Phelps Corp., 9.796% (US LIBOR+850 basis points), 4/23/2021 (7)	51,750	52,267
Duravant LLC:
4.485% (US LIBOR+325 basis points), 7/19/2024 (7)	5,522	5,527
4.556% (US LIBOR+325 basis points), 7/19/2024 (7)(8)	103,478	103,575
8.556% (US LIBOR+725 basis points), 7/18/2025 (7)(8)	30,000	30,263
GenOn Energy, Inc., 11.458% (US LIBOR+1,014 basis points), 6/12/2018 (7)(8)	662,000	662,000
Global Tel*Link Corp.:
5.296% (US LIBOR+400 basis points), 5/23/2020 (7)	17,000	17,162
9.046% (US LIBOR+775 basis points), 11/23/2020 (7)	71,000	70,882
Harland Clarke Holdings Corp., 6.796% (US LIBOR+550 basis points), 2/9/2022 (7)	95,396	95,973
HD Supply Waterworks, Ltd., 4.455% (US LIBOR+300 basis points), 8/1/2024 (7)	65,000	65,244
Highland Acquisitions Holdings LLC, 6.739% (US LIBOR+550 basis points), 11/30/2022 (7)	189,101	190,835
Invenergy Thermal Operating I LLC, 6.796% (US LIBOR+550 basis points), 10/19/2022 (7)	17,307	16,614
Ocwen Loan Servicing LLC, 6.231% (US LIBOR+500 basis points), 12/5/2020 (7)	156,987	156,536
Proampac PG Borrower LLC, 9.816% (US LIBOR+850 basis points), 11/18/2024 (7)	122,000	124,478
Quorum Health Corp., 8.067% (US LIBOR+675 basis points), 4/29/2022 (7)	175,974	177,790
Securus Technologies Holdings, Inc., 9.000% (US LIBOR+775 basis points), 4/30/2021 (7)	70,000	70,379
Southcross Energy Partners LP, 5.546% (US LIBOR+425 basis points), 8/4/2021 (7)	87,786	77,636

Description	Shares or Principal Amount	Value
Bank Loans Purchased Long (continued)

United States (continued)
StandardAero Aviation Holdings, Inc., 5.068% (US LIBOR+375 basis points), 7/7/2022 (7)(8)	$22,000	$22,103
SunEdison, Inc.:
8.739% (US LIBOR+750 basis points), 5/2/2018 (7)	559,696	560,255
11.318% (US LIBOR+1,000 basis points), 7/2/2018 (7)(9)	40,059	4,574
13.318% (US LIBOR+1,200 basis points), 5/2/2018 (7)(8)	161,888	162,293
TKC Holdings, Inc., 9.239% (US LIBOR+800 basis points), 2/1/2024 (7)	21,000	21,095
Walter Investment Management Corp., 4.989% (US LIBOR+375 basis points), 12/18/2020 (7)	338,031	314,001

		4,239,983

Total Bank Loans Purchased Long (identified cost $4,463,636)		4,508,381

Common Stocks Purchased Long — 42.4%

Australia — 0.1%
Regis Resources, Ltd.	24,998	82,605

Bermuda — 0.3%
Argo Group International Holdings, Ltd.	1,667	100,354
Aspen Insurance Holdings, Ltd.	3,105	140,346
Everest Re Group, Ltd.	188	47,466
Syncora Holdings, Ltd. (2)	5,417	12,838

		301,004

Canada — 0.7%
Air Canada (2)	480	8,972
BlackBerry, Ltd. (2)	35,570	329,734
Celestica, Inc. (2)	3,022	34,679
George Weston, Ltd.	1,762	153,137
Just Energy Group, Inc.	3,322	19,180
Pure Industrial Real Estate Trust	9,001	47,717
Transcontinental, Inc.	1,719	33,451

		626,870

Cayman Islands — 0.0%
China Dongxiang Group Co., Ltd.	159,000	28,448

China — 0.1%
Agricultural Bank of China, Ltd., Class H	48,000	22,652
China Machinery Engineering Corp., Class H	55,000	36,147

		58,799

Denmark — 0.0%
Novo Nordisk A/S	636	30,364

France — 0.2%
Boiron SA	398	37,603
IPSOS	987	30,856
Peugeot SA	2,188	46,253
Sanofi	356	34,759

		149,471

Germany — 0.1%
Hamburger Hafen und Logistik AG	540	17,204
Software AG	2,444	107,408

		124,612

Hungary — 0.1%
Richter Gedeon Nyrt	3,288	85,559

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

Ireland — 2.3%
Adient PLC	4,370	$308,872
Allergan PLC (10)	3,753	861,238
Johnson Controls International PLC (10)	26,290	1,040,821
Seagate Technology PLC	1,025	32,318

		2,243,249

Italy — 0.1%
Amplifon SpA	4,951	71,640
ASTM SpA	895	22,574
Societa Iniziative Autostradali e Servizi SpA	1,940	28,993

		123,207

Japan — 1.2%
Fujibo Holdings, Inc.	800	24,481
Futaba Corp.	2,000	37,059
Heiwado Co., Ltd.	4,700	109,887
Kato Sangyo Co., Ltd.	600	17,706
Keihin Corp.	3,100	51,189
Mitsui Sugar Co., Ltd.	1,000	34,098
Nippon Road Co., Ltd.	2,000	11,150
Nippon Telegraph & Telephone Corp. (10)	3,900	194,269
Nipro Corp.	6,200	82,213
Nissan Motor Co., Ltd.	7,000	69,729
Okinawa Electric Power Co., Inc.	800	17,888
Paramount Bed Holdings Co., Ltd.	2,400	106,548
Press Kogyo Co., Ltd.	5,800	30,514
Sapporo Holdings, Ltd. (10)	6,600	192,035
Shimachu Co., Ltd.	2,100	54,315
Wakita & Co., Ltd.	2,900	33,758
Warabeya Nichiyo Holdings Co., Ltd.	1,400	35,219
Yorozu Corp.	1,200	23,758

		1,125,816

Jersey — 0.6%
Delphi Automotive PLC (10)	5,495	529,718
Wizz Air Holdings PLC (2)(6)	860	32,783

		562,501

Luxembourg — 0.2%
Orion Engineered Carbons SA	1,537	33,046
Ternium SA	2,414	73,458
Trinseo SA	1,589	106,304

		212,808

Netherlands — 0.6%
BE Semiconductor Industries NV (10)	2,449	158,967
Boskalis Westminster	2,986	97,647
Playa Hotels & Resorts NV (2)	31,740	329,144

		585,758

New Zealand — 0.1%
Air New Zealand, Ltd.	43,483	111,694

Norway — 0.0%
Austevoll Seafood ASA	3,803	39,344

Panama — 0.1%
Copa Holdings SA, Class A	506	62,779

Singapore — 0.7%
Broadcom, Ltd.	1,769	445,912
Flex, Ltd. (2)	10,525	171,242
Yanlord Land Group, Ltd.	21,100	26,943

		644,097

Description	Shares	Value
Common Stocks Purchased Long (continued)

Sweden — 0.0%
Mycronic AB	3,697	$34,787

United Kingdom — 0.4%
Debenhams PLC	30,024	15,622
DFS Furniture PLC	5,073	15,646
Go-Ahead Group PLC	1,369	31,887
Greggs PLC	2,858	44,492
Imperial Brands PLC	2,002	82,796
QinetiQ Group PLC	14,895	44,296
WH Smith PLC	4,118	98,414

		333,153

United States — 34.5%
Aetna, Inc.	1,825	287,802
Air Products & Chemicals, Inc.	2,305	335,078
Allegheny Technologies, Inc.	11,795	245,690
Allscripts Healthcare Solutions, Inc. (2)	12,600	165,564
American International Group, Inc.	3,935	237,989
Amkor Technology, Inc. (2)	4,430	38,895
ArcBest Corp. (10)	6,126	181,942
Armstrong World Industries, Inc. (2)	8,215	390,212
Artec Group, Inc.	3,308	67,814
Atmos Energy Corp.	3,805	334,992
AutoZone, Inc. (2)(10)	1,994	1,053,709
Ball Corp.	10,229	409,058
Bank of America Corp.	13,785	329,324
Best Buy Co., Inc.	1,505	81,661
Bio-Rad Laboratories, Inc., Class A (2)(10)	2,370	516,233
Boston Properties, Inc. (10)	1,376	165,946
Cabot Corp.	2,892	152,351
Casey’s General Stores, Inc.	2,370	249,845
Chemed Corp.	464	91,543
CNO Financial Group, Inc. (10)	8,437	188,567
Cooper-Standard Holdings, Inc. (2)	707	71,110
CSX Corp.	7,980	400,596
Cutera, Inc. (2)	1,463	54,350
Danaher Corp. (10)	9,340	779,143
Delta Air Lines, Inc.	2,670	125,997
Discover Financial Services	1,505	88,720
Dover Corp. (10)	9,420	799,570
Dun & Bradstreet Corp. (10)	7,595	846,387
Eagle Pharmaceuticals, Inc. (2)(10)	6,830	372,645
Edgewell Personal Care Co. (2)(10)	7,040	534,618
Emergent BioSolutions, Inc. (2)	2,847	106,278
Employers Holdings, Inc.	1,299	54,753
Ennis, Inc.	2,358	45,038
Equinix, Inc. (10)	403	188,769
F5 Networks, Inc. (2)	310	37,008
FedEx Corp.	2,380	510,224
FLIR Systems, Inc.	10,285	390,830
GameStop Corp., Class A	1,612	29,822
GCP Applied Technologies, Inc. (2)(10)	13,220	373,465
General Dynamics Corp. (10)	2,620	527,537
Halozyme Therapeutics, Inc. (2)(10)	26,798	348,642
HD Supply Holdings, Inc. (2)	14,028	467,132
Highwoods Properties, Inc.	1,310	68,421
HP, Inc.	13,940	265,975
Huntington Ingalls Industries, Inc.	627	134,153
INC Research Holdings, Inc. (2)	1,104	64,805
Inogen, Inc. (2)	711	68,114
Intercontinental Exchange, Inc.	5,015	324,320
International Paper Co.	5,280	284,434
Intersect ENT, Inc. (2)	268	8,281
Intrexon Corp. (2)	9,025	178,063
KLX, Inc. (2)	6,165	295,550
Kraft Heinz Co.	2,005	161,904
La Quinta Holdings, Inc. (2)(10)	34,075	538,385

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
Lantheus Holdings, Inc. (2)	1,949	$34,107
Lear Corp. (10)	1,228	183,635
LeMaitre Vascular, Inc.	1,486	54,090
Louisiana-Pacific Corp. (2)	10,765	274,292
Lumentum Holdings, Inc. (2)	7,775	442,009
Magellan Health, Inc. (2)	1,134	91,741
Marathon Petroleum Corp. (10)	12,415	651,167
Martin Marietta Materials, Inc.	2,336	495,209
Masimo Corp. (2)(10)	2,094	176,692
MBIA, Inc. (2)	7,740	77,864
Medicines Co. (2)	4,800	176,112
Merit Medical Systems, Inc. (2)(10)	3,790	156,527
MGM Resorts International (10)	13,045	429,963
Microchip Technology, Inc.	4,515	391,902
Mohawk Industries, Inc. (2)	1,415	358,165
Molina Healthcare, Inc. (2)	1,736	111,104
Mondelez International, Inc.	8,460	343,984
Murphy USA, Inc. (2)	4,082	263,126
Natus Medical, Inc. (2)	1,119	37,598
NCR Corp. (2)	2,150	78,539
NextEra Energy, Inc.	2,265	340,905
Norfolk Southern Corp. (10)	4,830	582,112
Olin Corp. (10)	13,185	424,953
OraSure Technologies, Inc. (2)	4,212	85,967
Orbital ATK, Inc.	2,970	331,393
Owens Corning	5,971	442,630
PennyMac Financial Services, Inc., Class A (2)	2,121	36,057
PG&E Corp. (10)	2,391	168,279
Photronics, Inc. (2)	3,286	25,959
PNM Resources, Inc.	3,219	136,486
Portland General Electric Co. (10)	3,780	179,588
Post Holdings, Inc. (2)	3,900	332,007
PPG Industries, Inc.	2,980	310,874
PTC, Inc. (2)	4,890	273,840
PVH Corp. (10)	4,365	549,510
Quanta Services, Inc. (2)	2,094	75,237
Raymond James Financial, Inc.	1,226	96,020
Rogers Corp. (2)	577	68,403
Rush Enterprises, Inc., Class A (2)	1,791	73,413
S&P Global, Inc.	2,135	329,495
Sanmina Corp. (2)	300	11,235
SBA Communications Corp., Class A (2)(10)	4,410	677,155
Sealed Air Corp. (10)	7,670	340,395
Selective Insurance Group, Inc.	2,377	119,801
Six Flags Entertainment Corp.	7,955	434,104
Steel Dynamics, Inc.	644	22,186
Supernus Pharmaceuticals, Inc. (2)	1,872	85,738
Sykes Enterprises, Inc. (2)	2,146	57,212
Sysco Corp.	1,470	77,425
Tiffany & Co. (10)	5,575	509,555
Total System Services, Inc. (10)	10,080	696,730
TriCo Bancshares	888	31,595
Tyson Foods, Inc., Class A	818	51,779
United Rentals, Inc. (2)	1,354	159,853
Univar, Inc. (2)(10)	16,275	459,118
Unum Group	3,017	145,359
Vail Resorts, Inc.	1,400	319,130
Versum Materials, Inc.	4,800	177,264
Vishay Intertechnology, Inc.	6,305	111,598
Visteon Corp. (2)(10)	4,060	468,686
Wabash National Corp.	5,881	123,619
WellCare Health Plans, Inc. (2)	688	120,180
Wells Fargo & Co.	6,830	348,808

Description	Shares, Contracts, Principal Amount, or Units	Value
Common Stocks Purchased Long (continued)

United States (continued)
Western Digital Corp. (10)	10,595	$935,221
WR Grace & Co.	10,850	775,558
Wyndham Worldwide Corp.	3,425	341,404
Yum China Holdings, Inc. (2)	5,364	189,671
Zimmer Biomet Holdings, Inc.	3,760	429,655

		32,980,242

Total Common Stocks Purchased Long (identified cost $37,597,559)		40,547,167

Convertible Bonds Purchased Long — 0.1%

United States — 0.1%
Ascent Capital Group, Inc., 4.000%, 7/15/2020	$158,000	124,820

Total Convertible Bonds Purchased Long (identified cost $113,677)		124,820

Corporate Bonds & Notes Purchased Long — 0.6%

Luxembourg — 0.2%
ABG Orphan Holdco SARL, 14.000%, 2/28/2021	181,000	192,765

United States — 0.4%
ASP AMC Merger Sub, Inc., 8.000%, 5/15/2025 (6)	136,000	129,880
CEDC Finance Corp. International, Inc., 10.000%, 12/31/2022 (6)	263,959	253,401
Midstates Petroleum Co., Inc., 10.000%, 6/1/2020 (9)	72,000	0

		383,281

Total Corporate Bonds & Notes Purchased Long (identified cost $585,137)		576,046

Limited Partnership Units Purchased Long — 0.7%

United States — 0.7%
CrossAmerica Partners LP	19,755	529,434
DCP Midstream LP, Class A	2,962	95,110

Total Limited Partnership Units Purchased Long (identified cost $586,016)		624,544

Mutual Funds Purchased Long — 0.9%

United States — 0.9%
Altaba, Inc. (2)	13,270	850,342

Total Mutual Funds Purchased Long (identified cost $523,651)		850,342

Purchased Call Options — 0.6%

United States — 0.6%
MBIA, Inc., Exercise Price: $9.00, Notional: $162,000, 1/19/2018 (2)	180	29,070
Perrigo Co. PLC, Exercise Price: $50.00, Notional: $205,000, 1/19/2018 (2)	41	118,490
S&P 500 Index:
Exercise Price: $2,445.00, Notional: $6,846,000, 9/15/2017 (2)	28	99,400
Exercise Price: $2,470.00, Notional: $11,856,000, 9/15/2017 (2)	48	67,200
Exercise Price: $2,450.00, Notional: $980,000, 9/15/2017 (2)	4	11,200

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Shares, Contracts, or Principal Amount	Value
Purchased Call Options (continued)

United States (continued)
Exercise Price: $2,430.00, Notional: $11,178,000, 9/15/2017 (2)	46	$204,700
Exercise Price: $2,425.00, Notional: $2,182,500, 9/15/2017 (2)	9	44,055

Total Purchased Call Options (identified cost $636,934)		574,115

Purchased Put Options — 0.3%

United States — 0.3%
General Dynamics Corp., Exercise Price: $195.00, Notional: $175,500, 9/15/2017 (2)	9	513
iShares Russell 2000 ETF, Exercise Price: $130.00, Notional: $2,353,000, 9/29/2017 (2)	181	5,792
Medicines Co., Exercise Price: $38.00, Notional: $182,400, 9/15/2017 (2)	48	11,040
S&P 500 Index:
Exercise Price: $2,465.00, Notional: $5,176,500, 9/15/2017 (2)	21	25,200
Exercise Price: $2,475.00, Notional: $29,205,000, 9/15/2017 (2)	118	194,700
Exercise Price: $2,455.00, Notional: $7,856,000, 9/15/2017 (2)	32	30,720
Exercise Price: $2,420.00, Notional: $9,680,000, 9/15/2017 (2)	40	17,000

Total Purchased Put Options (identified cost $809,054)		284,965

Short-Term Investments — 51.9%

Mutual Funds — 38.8%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.150%	37,183,212	37,183,212

U.S. Treasury Bills — 13.1%
United States Treasury Bill, 0.985%, 9/21/2017 (11)	$12,500,000	12,493,827

Total Short-Term Investments (identified cost $49,677,675)		49,677,039

Total Investments — 102.2% (identified cost $94,993,340)		97,767,419
Other Assets and Liabilities — 17.5%		16,762,897
Securities Sold Short and Written Options (see summary below) — (19.7)%		(18,790,135)

Total Net Assets — 100.0%		$95,740,181

Securities Sold Short & Written Options — (19.7)%

Common Stocks Sold Short — (13.6)%

Australia — (0.1)%
Aconex, Ltd. (2)	(6,190)	$(20,093)
Mayne Pharma Group, Ltd. (2)	(80,611)	(43,016)

Description	Shares	Value
Securities Sold Short & Written Options (continued)

Common Stocks Sold Short (continued)

Australia (continued)
Nanosonics, Ltd. (2)	(10,765)	$(22,376)

		(85,485)

Belgium — (0.0)%
Tessenderlo Group SA (2)	(386)	(16,922)

Bermuda — (0.0)%
Esprit Holdings, Ltd. (2)	(28,500)	(16,500)

Canada — (0.8)%
Canadian Tire Corp. Ltd., Class A	(750)	(88,769)
Canadian Western Bank	(5,660)	(131,443)
Genworth MI Canada, Inc.	(4,520)	(130,198)
Magna International, Inc.	(5,325)	(256,133)
National Bank of Canada	(2,700)	(124,281)

		(730,824)

Cayman Islands — (0.0)%
JD.com, Inc. (2)	(1,112)	(46,604)

Finland — (0.0)%
Caverion Corp. (2)	(2,098)	(18,838)

Germany — (0.2)%
Deutsche Lufthansa AG	(3,870)	(97,144)
Zalando SE (2)(6)	(1,850)	(87,672)
zooplus AG (2)	(127)	(22,219)

		(207,035)

Ireland — (0.3)%
Eaton Corp. PLC	(2,350)	(168,636)
Ingersoll-Rand PLC	(2,015)	(172,061)

		(340,697)

Japan — (0.5)%
ABC-Mart, Inc.	(200)	(10,290)
Acom Co., Ltd. (2)	(5,100)	(20,912)
Don Quijote Holdings Co., Ltd.	(800)	(30,441)
Fuji Seal International, Inc.	(1,700)	(51,707)
Hoshizaki Corp.	(900)	(78,458)
Kose Corp.	(300)	(37,714)
Kura Corp.	(500)	(27,474)
M3, Inc.	(1,200)	(31,342)
MISUMI Group, Inc.	(3,100)	(79,879)
Nippon Paint Holdings Co., Ltd.	(500)	(17,101)
Pilot Corp.	(1,000)	(43,958)
Prestige International, Inc.	(2,800)	(30,092)
SMS Co., Ltd.	(1,600)	(51,836)

		(511,204)

Netherlands — (0.1)%
TomTom NV (2)	(7,107)	(74,219)

New Zealand — (0.1)%
Xero, Ltd. (2)	(2,830)	(53,530)

Norway — (0.1)%
Schibsted ASA	(2,196)	(53,367)
XXL ASA (6)	(2,116)	(21,206)

		(74,573)

Spain — (0.1)%
Cellnex Telecom SA (6)	(2,463)	(55,030)
Inmobiliaria Colonial SA	(1,463)	(14,302)

		(69,332)

Sweden — (0.2)%
AAK AB	(467)	(34,306)
SKF AB	(8,205)	(164,108)
Wallenstam AB	(3,705)	(37,748)

		(236,162)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Description	Shares	Value
Securities Sold Short & Written Options (continued)

Common Stocks Sold Short (continued)

Switzerland — (0.3)%
Arbonia AG (2)	(1,707)	$(30,538)
Roche Holding AG	(855)	(217,924)

		(248,462)

United Kingdom — (0.6)%
Balfour Beatty PLC	(9,279)	(32,243)
Capital & Counties Properties PLC	(7,981)	(27,999)
Cobham PLC	(50,275)	(89,290)
Just Eat PLC (2)	(8,883)	(76,609)
LivaNova PLC (2)	(3,175)	(198,691)
Serco Group PLC (2)	(28,423)	(43,278)
Sophos Group PLC (6)	(10,092)	(65,760)

		(533,870)

United States — (10.2)%
Abiomed, Inc. (2)	(1,150)	(173,420)
Acuity Brands, Inc.	(925)	(163,531)
Advanced Micro Devices, Inc. (2)	(6,696)	(87,048)
Aerovironment, Inc. (2)	(1,529)	(74,952)
Albemarle Corp.	(1,415)	(164,508)
Allegheny Technologies, Inc.	(2,437)	(50,763)
Apartment Investment & Management Co., Class A	(829)	(37,579)
Aspen Technology, Inc. (2)	(2,960)	(187,220)
Autoliv, Inc.	(1,240)	(134,689)
Automatic Data Processing, Inc.	(1,525)	(162,367)
B&G Foods, Inc.	(4,615)	(140,758)
Bancorp, Inc. (2)	(4,588)	(36,016)
Benefitfocus, Inc. (2)	(1,554)	(47,941)
Big Lots, Inc.	(2,550)	(121,380)
BioScrip, Inc. (2)	(16,177)	(49,016)
Brown-Forman Corp., Class B	(1,283)	(68,050)
C.H. Robinson Worldwide, Inc.	(2,210)	(156,092)
Chesapeake Energy Corp. (2)	(4,022)	(14,640)
Children’s Place, Inc.	(1,635)	(173,555)
Church & Dwight Co., Inc.	(3,880)	(194,660)
Coeur Mining, Inc. (2)	(3,588)	(31,395)
Consolidated Edison, Inc.	(2,005)	(168,961)
Costco Wholesale Corp.	(1,595)	(250,000)
CubeSmart	(8,795)	(216,797)
Deltic Timber Corp.	(546)	(42,610)
Dominion Energy, Inc.	(2,115)	(166,599)
Duke Energy Corp.	(1,940)	(169,362)
Duke Realty Corp.	(2,785)	(82,770)
Dunkin’ Brands Group, Inc.	(3,170)	(163,445)
Education Realty Trust, Inc.	(1,510)	(58,346)
Financial Engines, Inc.	(798)	(26,374)
Five Below, Inc. (2)	(2,550)	(121,303)
Ford Motor Co.	(18,070)	(199,312)
GATX Corp.	(1,285)	(77,845)
General Mills, Inc.	(4,820)	(256,713)
Genuine Parts Co.	(2,040)	(168,973)
Guidewire Software, Inc. (2)	(776)	(58,751)
H&R Block, Inc.	(2,790)	(74,605)
Harmonic, Inc. (2)	(11,984)	(38,948)
Hasbro, Inc.	(1,695)	(166,534)
Hawaiian Electric Industries, Inc.	(5,045)	(168,604)
Hologic, Inc. (2)	(3,170)	(122,362)
Hormel Foods Corp.	(5,370)	(165,074)
Host Hotels & Resorts, Inc.	(6,970)	(126,296)
Instructure, Inc. (2)	(1,697)	(50,231)
Intel Corp.	(4,900)	(171,843)
Interactive Brokers Group, Inc.	(2,200)	(92,246)

Description	Shares or Principal Amount	Value
Securities Sold Short & Written Options (continued)

Common Stocks Sold Short (continued)

United States (continued)
Kansas City Southern	(1,650)	$(170,660)
Kopin Corp. (2)	(7,526)	(30,255)
Leggett & Platt, Inc.	(3,705)	(170,319)
LSB Industries, Inc. (2)	(3,881)	(23,674)
Macerich Co.	(732)	(38,628)
Macquarie Infrastructure Corp.	(1,048)	(78,055)
McCormick & Co., Inc.	(1,780)	(169,331)
NetApp, Inc.	(4,135)	(159,859)
Netflix, Inc. (2)	(295)	(51,539)
Park Hotels & Resorts, Inc.	(6,655)	(177,622)
Patterson Cos., Inc.	(4,450)	(171,325)
PHH Corp. (2)	(5,688)	(80,770)
Praxair, Inc.	(1,255)	(165,083)
PROS Holdings, Inc. (2)	(2,176)	(57,316)
Rayonier, Inc.	(2,517)	(73,018)
Regal Beloit Corp.	(1,500)	(113,100)
Ross Stores, Inc.	(4,615)	(269,747)
Scotts Miracle-Gro Co.	(1,780)	(170,150)
Senior Housing Properties Trust	(1,923)	(37,922)
Sonic Corp.	(6,825)	(159,773)
Splunk, Inc. (2)	(566)	(37,973)
Symantec Corp.	(9,050)	(271,319)
Synaptics, Inc. (2)	(1,900)	(78,983)
Target Corp.	(3,775)	(205,851)
Tenneco, Inc.	(2,810)	(152,302)
TimkenSteel Corp. (2)	(1,892)	(28,058)
Titan International, Inc.	(2,874)	(24,659)
Tractor Supply Co.	(1,530)	(91,050)
United Therapeutics Corp. (2)	(1,360)	(177,888)
Verso Corp., Class A (2)	(5,495)	(29,233)
Wabtec Corp.	(1,216)	(85,813)
WageWorks, Inc. (2)	(2,190)	(129,100)
Walt Disney Co.	(1,190)	(120,428)
Weyerhaeuser Co.	(1,270)	(41,415)
Whirlpool Corp.	(1,370)	(235,119)

		(9,751,821)

Total Common Stocks Sold Short (proceeds $(13,033,260))		(13,016,078)

Corporate Bonds & Notes Sold Short — (0.2)%

United States — (0.2)%
Flowers Foods, Inc., 4.375%, 4/1/2022	$(135,000)	(144,972)

Total Corporate Bonds & Notes Sold Short (proceeds $(142,621))		(144,972)

Exchange Traded Funds Sold Short — (4.8)%

United States — (4.8)%
Energy Select Sector SPDR	(4,795)	(301,941)
Industrial Select Sector SPDR	(2,870)	(196,480)
iShares Russell 2000	(9,365)	(1,308,571)
iShares Russell 2000 Growth	(3,485)	(592,311)
iShares Russell 2000 Value	(3,195)	(371,195)
iShares Russell Mid-Cap	(1,635)	(315,048)
iShares Russell Mid-Cap Growth	(3,205)	(353,640)
iShares Russell Mid-Cap Value	(1,162)	(96,620)
PowerShares QQQ Trust Series 1	(2,975)	(434,945)
SPDR S&P 500 Trust	(2,438)	(603,381)

Total Exchange Traded Funds Sold Short (proceeds $(4,323,651))		(4,574,132)

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Alternative Strategies Fund (continued)

Description	Contracts	Value
Securities Sold Short & Written Options (continued)

Written Call Options — (0.9)%

United States — (0.9)%
Allergan PLC, Exercise Price: $230.00, Notional: $(23,000), 11/17/2017 (2)	(1)	$(1,050)
Altaba, Inc.:
Exercise Price: $62.50, Notional: $(93,750), 9/15/2017 (2)	(15)	(3,210)
Exercise Price: $60.00, Notional: $(54,000), 9/15/2017 (2)	(9)	(3,870)
Exercise Price: $57.50, Notional: $(57,500), 9/15/2017 (2)	(10)	(6,600)
Exercise Price: $55.00, Notional: $(22,000), 9/15/2017 (2)	(4)	(3,660)
Exercise Price: $65.00, Notional: $(78,000), 10/20/2017 (2)	(12)	(2,460)
Exercise Price: $62.50, Notional: $(37,500), 10/20/2017 (2)	(6)	(2,010)
BlackBerry Ltd.:
Exercise Price: $11.00, Notional: $(5,500), 9/15/2017 (2)	(5)	(5)
Exercise Price: $10.00, Notional: $(5,000), 9/15/2017 (2)	(5)	(30)
Exercise Price: $9.00, Notional: $(9,900), 12/15/2017 (2)	(11)	(1,056)
Eagle Pharmaceuticals, Inc.:
Exercise Price: $55.00, Notional: $(104,500), 9/15/2017 (2)	(19)	(4,465)
Exercise Price: $50.00, Notional: $(65,000), 9/15/2017 (2)	(13)	(6,630)
Exercise Price: $95.00, Notional: $(209,000), 9/15/2017 (2)	(22)	(198)
General Dynamics Corp., Exercise Price: $200.00, Notional: $(180,000), 9/15/2017 (2)	(9)	(3,060)
Halozyme Therapeutics, Inc.:
Exercise Price: $12.00, Notional: $(15,600), 9/15/2017 (2)	(13)	(1,287)
Exercise Price: $11.00, Notional: $(14,300), 9/15/2017 (2)	(13)	(2,600)
Exercise Price: $14.00, Notional: $(25,200), 9/15/2017 (2)	(18)	(144)
Exercise Price: $13.00, Notional: $(81,900), 12/15/2017 (2)	(63)	(6,300)
Intrexon Corp.:
Exercise Price: $19.00, Notional: $(34,200), 9/15/2017 (2)	(18)	(2,250)
Exercise Price: $18.00, Notional: $(32,400), 9/15/2017 (2)	(18)	(3,582)
Exercise Price: $24.00, Notional: $(12,000), 9/15/2017 (2)	(5)	(5)
iShares Russell 2000 ETF, Exercise Price: $135.00, Notional: $(148,500), 9/15/2017 (2)	(11)	(5,588)
KLX, Inc., Exercise Price: $50.00, Notional: $(30,000), 9/15/2017 (2)	(6)	(222)
La Quinta Holdings, Inc., Exercise Price: $15.00, Notional: $(16,500), 9/15/2017 (2)	(11)	(990)
Martin Marietta Materials, Inc.:
Exercise Price: $220.00, Notional: $(22,000), 9/15/2017 (2)	(1)	(123)
Exercise Price: $210.00, Notional: $(42,000), 9/15/2017 (2)	(2)	(946)
Exercise Price: $220.00, Notional: $(22,000), 10/20/2017 (2)	(1)	(410)

Description	Contracts	Value
Securities Sold Short & Written Options (continued)

Written Call Options (continued)

United States (continued)
Exercise Price: $210.00, Notional: $(21,000), 10/20/2017 (2)	(1)	$(830)
Exercise Price: $200.00, Notional: $(20,000), 10/20/2017 (2)	(1)	(1,467)
Medicines Co., Exercise Price: $38.00, Notional: $(182,400), 9/15/2017 (2)	(48)	(3,600)
MGM Resorts International, Exercise Price: $32.00, Notional: $(54,400), 12/15/2017 (2)	(17)	(4,114)
Murphy USA, Inc.:
Exercise Price: $80.00, Notional: $(32,000), 9/15/2017 (2)	(4)	(70)
Exercise Price: $75.00, Notional: $(30,000), 9/15/2017 (2)	(4)	(120)
Olin Corp., Exercise Price: $30.00, Notional: $(27,000), 9/15/2017 (2)	(9)	(2,138)
S&P 500 Index:
Exercise Price: $2,465.00, Notional: $(32,538,000), 9/15/2017 (2)	(132)	(223,080)
Exercise Price: $2,475.00, Notional: $(29,205,000), 9/15/2017 (2)	(118)	(135,700)
Exercise Price: $2,455.00, Notional: $(7,856,000), 9/15/2017 (2)	(32)	(78,400)
Exercise Price: $2,420.00, Notional: $(9,680,000), 9/15/2017 (2)	(40)	(230,000)
SPDR S&P 500 ETF Trust:
Exercise Price: $225.00, Notional: $(697,500), 9/15/2017 (2)	(31)	(70,804)
Exercise Price: $230.00, Notional: $(713,000), 10/20/2017 (2)	(31)	(54,684)
Western Digital Corp., Exercise Price: $95.00, Notional: $(38,000), 9/15/2017 (2)	(4)	(116)
Wyndham Worldwide Corp.:
Exercise Price: $97.50, Notional: $(19,500), 11/17/2017 (2)	(2)	(1,092)
Exercise Price: $100.00, Notional: $(20,000), 11/17/2017 (2)	(2)	(826)

Total Written Call Options (proceeds $(1,027,388))		(869,792)

Written Put Options — (0.2)%

United States — (0.2)%
iShares Russell 2000 ETF, Exercise Price: $115.00, Notional: $(2,081,500), 9/29/2017 (2)	(181)	(905)
S&P 500 Index:
Exercise Price: $2,445.00, Notional: $(6,846,000), 9/15/2017 (2)	(28)	(20,160)
Exercise Price: $2,470.00, Notional: $(11,856,000), 9/15/2017 (2)	(48)	(67,200)
Exercise Price: $2,450.00, Notional: $(980,000), 9/15/2017 (2)	(4)	(3,200)
Exercise Price: $2,430.00, Notional: $(11,178,000), 9/15/2017 (2)	(46)	(24,242)
Exercise Price: $2,425.00, Notional: $(37,345,000), 9/15/2017 (2)	(154)	(69,454)

Total Written Put Options (proceeds $(712,113))		(185,161)

Total Securities Sold Short & Written Options (proceeds $(19,239,033))		$(18,790,135)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Alternative Strategies Fund (continued)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$30,856	0.0%
Aerospace/Defense	1,154,480	1.2
Agriculture	82,796	0.1
Airlines	342,225	0.4
Auto Manufacturers	239,601	0.2
Auto Parts & Equipment	1,667,482	1.7
Banks	732,378	0.8
Beverages	192,035	0.2
Biotechnology	1,325,329	1.4
Building Materials	2,643,165	2.8
Chemicals	3,041,705	3.2
Commercial Services	1,517,675	1.6
Computers	2,141,009	2.2
Cosmetics/Personal Care	534,617	0.6
Distribution/Wholesale	500,890	0.5
Diversified Financial Services	612,931	0.6
Electric	843,145	0.9
Electronics	859,834	0.9
Engineering & Construction	144,944	0.1
Entertainment	753,234	0.8
Food	1,400,983	1.5
Forest Products & Paper	284,434	0.3
Gas	354,173	0.4
Healthcare-Products	2,073,286	2.2
Healthcare-Services	702,369	0.7
Insurance	1,125,337	1.2
Internet	37,008	0.0
Iron/Steel	341,334	0.4
Lodging	1,638,896	1.7
Mining	82,605	0.1
Miscellaneous Manufacturing	905,874	0.9
Oil & Gas	914,292	1.0
Packaging & Containers	749,452	0.8
Pharmaceuticals	1,579,546	1.6
Real Estate	26,944	0.0
Real Estate Investment Trusts	1,148,009	1.2
Retail	2,949,632	3.1
Semiconductors	1,061,636	1.1
Shipbuilding	134,153	0.1
Software	1,393,199	1.5
Telecommunications	194,268	0.2
Textiles	382,645	0.4
Transportation	1,706,761	1.8

Total Common Stocks Purchased Long	40,547,167	42.4
Bank Loans Purchased Long	4,508,381	4.7
Convertible Bonds Purchased Long	124,820	0.1
Corporate Bonds & Notes Purchased Long
Beverages	253,401	0.3
Diversified Financial Services	129,880	0.1
Engineering & Construction	192,765	0.2

Total Corporate Bonds & Notes Purchased Long	576,046	0.6
Limited Partnership Units Purchased Long	624,544	0.7
Mutual Funds Purchased Long	850,342	0.9
Purchased Call Options	574,115	0.6
Purchased Put Options	284,965	0.3
Short-Term Investments	49,677,039	51.9

Total Investments	97,767,419	102.2

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Other Assets and Liabilities	$16,762,897	17.5%
Securities Sold Short & Written Options (see below)	(18,790,135)	(19.7)

Total Net Assets	$95,740,181	100.0%

Securities Sold Short & Written Options
Common Stocks Sold Short
Aerospace/Defense	$(164,241)	(0.2)%
Airlines	(97,144)	(0.1)
Auto Manufacturers	(199,312)	(0.2)
Auto Parts & Equipment	(567,782)	(0.6)
Banks	(291,740)	(0.3)
Beverages	(68,050)	(0.1)
Biotechnology	(177,888)	(0.2)
Building Materials	(30,539)	(0.0)
Chemicals	(363,614)	(0.4)
Commercial Services	(363,956)	(0.4)
Computers	(268,897)	(0.3)
Cosmetics/Personal Care	(37,714)	(0.0)
Diversified Financial Services	(349,402)	(0.3)
Electric	(673,526)	(0.7)
Electrical Components & Equipment	(163,531)	(0.2)
Engineering & Construction	(32,243)	(0.0)
Food	(766,182)	(0.8)
Forest Products & Paper	(71,843)	(0.1)
Hand/Machine Tools	(113,100)	(0.1)
Healthcare-Products	(688,175)	(0.7)
Home Furnishings	(483,897)	(0.5)
Household Products/Wares	(238,618)	(0.2)
Housewares	(170,150)	(0.2)
Insurance	(130,198)	(0.1)
Internet	(551,468)	(0.6)
Iron/Steel	(50,763)	(0.1)
Machinery-Diversified	(85,813)	(0.1)
Media	(173,795)	(0.2)
Metal Fabricate/Hardware	(272,045)	(0.3)
Mining	(31,395)	(0.0)
Miscellaneous Manufacturing	(364,371)	(0.4)
Oil & Gas	(14,640)	(0.0)
Packaging & Containers	(51,707)	(0.1)
Pharmaceuticals	(309,956)	(0.3)
Real Estate	(65,747)	(0.1)
Real Estate Investment Trusts	(904,694)	(0.9)
Retail	(2,007,431)	(2.1)
Semiconductors	(368,128)	(0.4)
Software	(587,274)	(0.6)
Telecommunications	(93,978)	(0.1)
Toys/Games/Hobbies	(166,534)	(0.2)
Transportation	(326,752)	(0.3)
Trucking & Leasing	(77,845)	(0.1)

Total Common Stocks Sold Short	(13,016,078)	(13.6)
Corporate Bonds & Notes Sold Short Food	(144,972)	(0.2)
Exchange Traded Funds Sold Short	(4,574,132)	(4.8)
Written Call Options	(869,792)	(0.9)
Written Put Options	(185,161)	(0.2)

Total Securities Sold Short & Written Options	$(18,790,135)	(19.7)%

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

At August 31, 2017, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
September 2017	21	SFE 10-Year Australian Bond	$2,160,673	$2,147,681	$(12,992)
December 2017	29	CBOT U.S. Long Bond	4,502,906	4,526,719	23,813
December 2017	20	Eurex 10-Year Euro BUND	3,864,084	3,862,060	(2,024)
December 2017	14	LIFFE Long Gilt Government Bond	2,299,416	2,304,564	5,148
December 2017	13	CBOT 10-Year U.S. Treasury Note	1,646,359	1,650,797	4,438
Index Futures
September 2017	228	CME E-Mini S&P 500® Index	28,030,502	28,159,140	128,638
September 2017	30	Eurex Euro STOXX 50 Index	1,235,580	1,222,831	(12,749)
September 2017	22	CBOT E-Mini DJIA Index	2,361,517	2,414,500	52,983
September 2017	17	LIFFE FTSE 100 Index	1,625,619	1,633,865	8,246
September 2017	15	CME E-Mini S&P 500® Index	1,841,967	1,852,575	10,608
September 2017	13	TSE TOPIX Index	1,907,156	1,916,860	9,704
September 2017	6	CAC 40 10 Euro	370,135	363,171	(6,964)
September 2017	5	OSE Nikkei 225 Index	911,568	895,529	(16,039)
September 2017	5	CME E-Mini NASDAQ 100 Index	588,794	599,075	10,281
September 2017	3	Eurex DAX Index	1,107,066	1,077,298	(29,768)
September 2017	2	Russell 2000 Mini Index	137,755	140,440	2,685
September 2017	2	HKG Hang Seng Index	353,019	356,988	3,969
Interest Rate Futures
December 2018	231	CME 3-Month Eurodollar	56,755,033	56,814,450	59,417
December 2018	173	LIFFE 90-Day Sterling	27,810,209	27,815,096	4,887
Short Futures
Bond Futures
December 2017	10	MSE 10-Year Canadian Bond	(1,101,477)	(1,107,107)	(5,630)
Interest Rate Futures
December 2018	51	LIFFE 3-Month Euro Euribor	(15,201,082)	(15,210,879)	(9,797)

Total Futures Contracts			$123,206,799	$123,435,653	$228,854

At August 31, 2017, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
September 22, 2017	Australian Dollar	AUD	8,901,000		$6,783,812	$7,074,424	$290,612	Bank of America
September 22, 2017	Australian Dollar		$3,860,353	AUD	5,076,000	4,034,353	(174,000)	Bank of America
September 22, 2017	Canadian Dollar	CAD	8,903,000		$6,895,459	7,131,028	235,569	Bank of America
September 22, 2017	Canadian Dollar		$3,524,370	CAD	4,711,000	3,773,366	(248,996)	Bank of America
September 22, 2017	Euro Currency	EUR	5,618,000		$6,390,662	6,693,989	303,327	Bank of America
September 22, 2017	Euro Currency		$3,755,043	EUR	3,196,000	3,808,116	(53,073)	Bank of America
September 22, 2017	Japanese Yen	JPY	1,241,791,000		$11,366,941	11,304,479	(62,462)	Bank of America
September 22, 2017	Japanese Yen		$10,410,796	JPY	1,152,394	10,490,666	(79,870)	Bank of America
September 22, 2017	Mexican Peso	MXN	23,992,000		$1,303,724	1,338,209	34,485	Bank of America
September 22, 2017	Mexican Peso		$474,234	MXN	8,495,000	473,828	406	Bank of America
September 22, 2017	New Zealand Dollar	NZD	2,571,000		$1,855,947	1,845,385	(10,562)	Bank of America
September 22, 2017	New Zealand Dollar		$522,595	NZD	717,000	514,641	7,954	Bank of America
September 22, 2017	Pound Sterling	GBP	4,622,000		$6,011,775	5,980,195	(31,580)	Bank of America
September 22, 2017	Pound Sterling		$6,115,884	GBP	4,735,000	6,126,401	(10,517)	Bank of America
September 22, 2017	Swiss Franc	CHF	2,720,000		$2,835,896	2,839,611	3,715	Bank of America
September 22, 2017	Swiss Franc		$642,653	CHF	620,000	647,264	(4,611)	Bank of America

							$200,397

BMO Funds

Global Long/Short Equity Fund

Description	Shares	Value
Common Stocks Purchased Long — 98.8%

Australia — 0.9%
Regis Resources, Ltd.	26,491	$87,539

Bermuda — 3.2%
Argo Group International Holdings, Ltd.	1,768	106,434
Aspen Insurance Holdings, Ltd. (10)	3,291	148,753
Everest Re Group, Ltd.	200	50,496

		305,683

Canada — 3.3%
Air Canada (2)	525	9,813
Celestica, Inc. (2)	3,204	36,767
George Weston, Ltd. (10)	1,869	162,437
Just Energy Group, Inc.	3,521	20,330
Pure Industrial Real Estate Trust	9,540	50,574
Transcontinental, Inc.	1,822	35,455

		315,376

Cayman Islands — 0.3%
China Dongxiang Group Co., Ltd.	170,000	30,416

China — 0.7%
Agricultural Bank of China, Ltd., Class H	52,000	24,540
China Machinery Engineering Corp., Class H	59,000	38,776

		63,316

Denmark — 0.3%
Novo Nordisk A/S	695	33,180

France — 1.6%
Boiron SA	423	39,965
IPSOS	1,048	32,763
Peugeot SA	2,320	49,043
Sanofi	378	36,907

		158,678

Germany — 1.4%
Hamburger Hafen und Logistik AG	574	18,287
Software AG (1)	2,591	113,869

		132,156

Greece — 0.5%
JUMBO SA	2,682	44,718

Hungary — 0.9%
Richter Gedeon Nyrt	3,485	90,685

Ireland — 0.4%
Seagate Technology PLC (1)	1,088	34,305

Italy — 1.3%
Amplifon SpA	5,248	75,937
ASTM SpA	949	23,936
Societa Iniziative Autostradali e Servizi SpA	2,057	30,742

		130,615

Japan — 12.8%
Fujibo Holdings, Inc.	900	27,541
Futaba Corp. (1)	2,200	40,765
Heiwado Co., Ltd. (10)	5,100	119,239
Kato Sangyo Co., Ltd.	800	23,608
Keihin Corp.	3,400	56,143
Mitsui Sugar Co., Ltd.	1,200	40,918
Nippon Road Co., Ltd. (10)	4,000	22,299
Nippon Telegraph & Telephone Corp. (10)	4,200	209,212

Description	Shares	Value
Common Stocks Purchased Long (continued)

Japan (continued)
Nipro Corp.	6,700	$88,843
Nissan Motor Co., Ltd.	7,500	74,710
Okinawa Electric Power Co., Inc. (1)	880	19,677
Paramount Bed Holdings Co., Ltd. (10)	2,600	115,427
Press Kogyo Co., Ltd.	6,300	33,145
Sapporo Holdings, Ltd. (10)	7,100	206,583
Shimachu Co., Ltd. (1)	2,400	62,074
Wakita & Co., Ltd.	3,200	37,250
Warabeya Nichiyo Holdings Co., Ltd.	1,600	40,251
Yorozu Corp.	1,400	27,718

		1,245,403

Jersey — 0.4%
Wizz Air Holdings PLC (2)(6)	912	34,765

Luxembourg — 2.3%
Orion Engineered Carbons SA	1,630	35,045
Ternium SA	2,559	77,870
Trinseo SA	1,685	112,727

		225,642

Netherlands — 2.8%
BE Semiconductor Industries NV (10)	2,597	168,574
Boskalis Westminster	3,165	103,501

		272,075

New Zealand — 1.2%
Air New Zealand, Ltd.	46,079	118,362

Norway — 0.4%
Austevoll Seafood ASA	4,031	41,702

Panama — 0.7%
Copa Holdings SA, Class A	538	66,750

Poland — 0.5%
Asseco Poland SA	4,073	51,742

Singapore — 0.3%
Yanlord Land Group, Ltd.	22,400	28,604

South Korea — 1.4%
Samsung Electronics Co., Ltd.	67	138,352

Sweden — 0.4%
Mycronic AB (1)	3,918	36,867

Taiwan — 0.5%
HannStar Display Corp.	115,000	46,893

United Kingdom — 3.6%
Debenhams PLC	31,817	16,555
DFS Furniture PLC (1)	5,378	16,586
Go-Ahead Group PLC	1,452	33,820
Greggs PLC	3,030	47,170
Imperial Brands PLC	2,122	87,759
QinetiQ Group PLC	15,784	46,939
WH Smith PLC (10)	4,365	104,317

		353,146

United States — 56.7%
Amkor Technology, Inc. (2)	4,696	41,231
ArcBest Corp. (10)	6,699	198,960
Best Buy Co., Inc.	1,596	86,599
Boston Properties, Inc. (10)	1,460	176,076
Cabot Corp. (10)	3,066	161,517
Chemed Corp.	507	100,026
CNO Financial Group, Inc. (10)	8,942	199,854
Cooper-Standard Holdings, Inc. (2)	750	75,435
Cutera, Inc. (2)	1,600	59,440
Delta Air Lines, Inc. (10)	2,830	133,548

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Global Long/Short Equity Fund (continued)

Description	Shares	Value
Common Stocks Purchased Long (continued)

United States (continued)
Discover Financial Services	1,596	$94,084
Emergent BioSolutions, Inc. (2)(10)	3,114	116,246
Employers Holdings, Inc.	1,377	58,041
Ennis, Inc.	2,500	47,750
Equinix, Inc. (10)	428	200,479
F5 Networks, Inc. (2)	330	39,395
GameStop Corp., Class A (1)	1,709	31,616
Highwoods Properties, Inc.	1,389	72,547
Huntington Ingalls Industries, Inc. (10)	665	142,283
INC Research Holdings, Inc. (2)	1,171	68,738
Inogen, Inc. (2)	778	74,532
Intersect ENT, Inc. (2)	293	9,054
Lantheus Holdings, Inc. (2)	2,132	37,310
Lear Corp. (10)	1,303	194,851
LeMaitre Vascular, Inc.	1,625	59,150
Magellan Health, Inc. (2)	1,203	97,323
Masimo Corp. (2)(10)	2,221	187,408
Merit Medical Systems, Inc. (2)(10)	4,018	165,943
Molina Healthcare, Inc. (2)(10)	1,841	117,824
Natus Medical, Inc. (2)	1,187	39,883
NCR Corp. (2)	2,279	83,252
OraSure Technologies, Inc. (2)	4,464	91,110
Owens Corning (10)	1,703	126,243
PennyMac Financial Services, Inc., Class A (2)	2,249	38,233
PG&E Corp. (10)	2,534	178,343
Photronics, Inc. (2)	3,483	27,516
PNM Resources, Inc. (10)	3,412	144,669
Portland General Electric Co. (10)	4,007	190,373
Quanta Services, Inc. (2)	2,221	79,801
Raymond James Financial, Inc.	1,300	101,816
Rogers Corp. (2)	613	72,671
Rush Enterprises, Inc., Class A (2)	1,898	77,799
Sanmina Corp. (2)	319	11,947
Selective Insurance Group, Inc. (10)	2,520	127,008
Steel Dynamics, Inc.	704	24,253
Supernus Pharmaceuticals, Inc. (2)	2,047	93,753
Sykes Enterprises, Inc. (2)	2,275	60,651
Sysco Corp.	1,559	82,112
TriCo Bancshares	943	33,552
Tyson Foods, Inc., Class A	868	54,944
United Rentals, Inc. (2)(10)	1,481	174,847
Unum Group (10)	3,198	154,080
Vishay Intertechnology, Inc. (10)	6,895	122,041
Wabash National Corp. (1)	6,233	131,018
WellCare Health Plans, Inc. (2)(10)	730	127,516

		5,496,691

Total Common Stocks Purchased Long (identified cost $8,355,746)		9,583,661

Short-Term Investments — 40.1%

Collateral Investment for Securities on Loan — 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.994% (3)	310,539	310,539

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 36.9%
State Street Institutional Liquid Reserves Fund — Premier Class, 1.150%	3,573,943	$3,573,943

Total Short-Term Investments (identified cost $3,884,700)		3,884,482

Total Investments — 138.9% (identified cost $12,240,446)		13,468,143
Other Assets and Liabilities — (3.3)%		(316,834)
Securities Sold Short (see below) — (35.6)%		(3,454,239)

Total Net Assets — 100.0%		$9,697,070

Securities Sold Short — (35.6)%

Common Stocks Sold Short — (35.6)%

Australia — (0.9)%
Aconex, Ltd. (2)	(6,560)	$(21,294)
Mayne Pharma Group, Ltd. (2)	(85,423)	(45,583)
Nanosonics, Ltd. (2)	(11,409)	(23,715)

		(90,592)

Belgium — (0.2)%
Tessenderlo Group SA (2)	(422)	(18,501)

Bermuda — (0.2)%
Esprit Holdings, Ltd. (2)	(30,300)	(17,542)

Cayman Islands — (0.5)%
JD.com, Inc. (2)	(1,179)	(49,412)

Finland — (0.2)%
Caverion Corp. (2)	(2,225)	(19,978)

Germany — (1.2)%
Zalando SE (2)(6)	(2,026)	(96,012)
zooplus AG (2)	(135)	(23,619)

		(119,631)

Japan — (6.2)%
ABC-Mart, Inc.	(400)	(20,580)
Acom Co., Ltd. (2)	(5,600)	(22,962)
Don Quijote Holdings Co., Ltd.	(1,000)	(38,051)
Fuji Seal International, Inc.	(2,000)	(60,832)
Hoshizaki Corp.	(1,100)	(95,894)
Kose Corp.	(400)	(50,286)
Kura Corp.	(600)	(32,969)
M3, Inc.	(1,400)	(36,566)
MISUMI Group, Inc.	(3,400)	(87,609)
Nippon Paint Holdings Co., Ltd.	(500)	(17,101)
Pilot Corp.	(1,200)	(52,750)
Prestige International, Inc.	(3,000)	(32,241)
SMS Co., Ltd.	(1,800)	(58,315)

		(606,156)

Netherlands — (0.8)%
TomTom NV (2)	(7,532)	(78,657)

New Zealand — (0.6)%
Xero, Ltd. (2)	(3,000)	(56,746)

Norway — (0.8)%
Schibsted ASA	(2,328)	(56,575)
XXL ASA (6)	(2,243)	(22,479)

		(79,054)

Spain — (0.8)%
Cellnex Telecom SA (6)	(2,611)	(58,336)
Inmobiliaria Colonial SA	(1,551)	(15,162)

		(73,498)

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Global Long/Short Equity Fund (continued)

Description	Shares	Value

Securities Sold Short (continued)

Common Stocks Sold Short (continued)
Sweden — (0.8)%
AAK AB	(496)	$(36,437)
Wallenstam AB	(3,928)	(40,020)

		(76,457)

Switzerland — (0.3)%
Arbonia AG (2)	(1,810)	(32,381)

United Kingdom — (3.7)%
Balfour Beatty PLC	(9,834)	(34,171)
Capital & Counties Properties PLC	(8,458)	(29,672)
Cobham PLC	(53,277)	(94,621)
Just Eat PLC (2)	(9,415)	(81,197)
Serco Group PLC (2)	(30,120)	(45,862)
Sophos Group PLC (6)	(10,695)	(69,690)

		(355,213)

United States — (18.4)%
Advanced Micro Devices, Inc. (2)	(7,323)	(95,199)
Aerovironment, Inc. (2)	(1,622)	(79,511)
Allegheny Technologies, Inc.	(2,584)	(53,825)
Apartment Investment & Management Co., Class A	(906)	(41,069)
Bancorp, Inc. (2)	(4,863)	(38,175)
Benefitfocus, Inc. (2)	(1,648)	(50,841)
BioScrip, Inc. (2)	(17,690)	(53,601)
Brown-Forman Corp., Class B	(1,361)	(72,188)
Chesapeake Energy Corp. (2)	(4,263)	(15,517)
Coeur Mining, Inc. (2)	(3,804)	(33,285)
Deltic Timber Corp.	(580)	(45,263)
Duke Realty Corp.	(2,953)	(87,763)
Education Realty Trust, Inc.	(1,602)	(61,901)
Financial Engines, Inc.	(846)	(27,960)
Guidewire Software, Inc. (2)	(823)	(62,309)
Harmonic, Inc. (2)	(13,105)	(42,591)
Instructure, Inc. (2)	(1,800)	(53,280)
Interactive Brokers Group, Inc.	(2,332)	(97,781)
Kopin Corp. (2)	(7,976)	(32,064)
LSB Industries, Inc. (2)	(4,114)	(25,095)
Macerich Co.	(777)	(41,002)
Macquarie Infrastructure Corp.	(1,112)	(82,822)
Netflix, Inc. (2)	(313)	(54,684)
PHH Corp. (2)	(6,029)	(85,612)
PROS Holdings, Inc. (2)	(2,379)	(62,663)
Rayonier, Inc.	(2,668)	(77,399)
Senior Housing Properties Trust	(2,039)	(40,209)
Splunk, Inc. (2)	(601)	(40,321)
TimkenSteel Corp. (2)	(2,006)	(29,749)
Titan International, Inc.	(3,142)	(26,958)
Verso Corp., Class A (2)	(6,009)	(31,968)
Wabtec Corp.	(1,330)	(93,858)
Weyerhaeuser Co.	(1,348)	(43,958)

		(1,780,421)

Total Securities Sold Short (proceeds $(3,171,194))		$(3,454,239)

Industry Allocation
Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$32,763	0.3%
Agriculture	87,759	0.9
Airlines	363,237	3.7
Auto Manufacturers	254,771	2.6
Auto Parts & Equipment	387,291	4.0
Banks	58,091	0.6
Beverages	206,583	2.1
Biotechnology	116,246	1.2
Building Materials	126,243	1.3
Chemicals	196,562	2.0
Commercial Services	526,494	5.4
Computers	229,950	2.4
Distribution/Wholesale	37,250	0.4
Diversified Financial Services	234,133	2.4
Electric	533,061	5.5
Electronics	367,952	3.8
Engineering & Construction	164,576	1.7
Food	612,382	6.3
Gas	20,329	0.2
Healthcare-Products	928,101	9.6
Healthcare-Services	442,689	4.6
Insurance	844,665	8.7
Internet	39,395	0.4
Iron/Steel	102,123	1.0
Mining	87,539	0.9
Miscellaneous Manufacturing	112,727	1.2
Pharmaceuticals	370,429	3.8
Real Estate	28,604	0.3
Real Estate Investment Trusts	499,677	5.1
Retail	470,681	4.9
Semiconductors	375,673	3.9
Shipbuilding	142,283	1.5
Software	113,869	1.2
Telecommunications	209,212	2.2
Textiles	27,541	0.3
Transportation	232,780	2.4

Total Common Stocks Purchased Long	9,583,661	98.8
Collateral Investment for Securities on Loan	310,539	3.2
Mutual Funds	3,573,943	36.9

Total Investments	13,468,143	138.9
Other Assets and Liabilities	(316,834)	(3.3)
Securities Sold Short (see below)	(3,454,239)	(35.6)

Total Net Assets	$9,697,070	100.0%

Securities Sold Short
Aerospace/Defense	$(174,132)	(1.8)%
Auto Parts & Equipment	(26,958)	(0.3)
Banks	(38,175)	(0.4)
Beverages	(72,187)	(0.7)
Building Materials	(32,381)	(0.3)
Chemicals	(35,601)	(0.4)
Commercial Services	(135,041)	(1.4)
Computers	(115,552)	(1.2)
Cosmetics/Personal Care	(50,286)	(0.5)
Diversified Financial Services	(234,315)	(2.4)
Engineering & Construction	(34,171)	(0.4)
Food	(36,437)	(0.4)
Forest Products & Paper	(77,231)	(0.8)
Healthcare-Products	(23,715)	(0.2)
Home Furnishings	(95,894)	(1.0)
Household Products/Wares	(52,750)	(0.5)
Internet	(303,793)	(3.1)
Iron/Steel	(53,825)	(0.6)

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Global Long/Short Equity Fund (continued)

Industry Allocation (continued)
Industry	Value	% of Total Net Assets
Machinery-Diversified	$(93,858)	(1.0	) %
Media	(56,575)	(0.6)
Metal Fabricate/Hardware	(117,358)	(1.2)
Mining	(33,285)	(0.3)
Miscellaneous Manufacturing	(25,095)	(0.3)
Oil & Gas	(15,517)	(0.2)
Packaging & Containers	(60,832)	(0.6)
Pharmaceuticals	(99,184)	(1.0)
Real Estate	(69,692)	(0.7)
Real Estate Investment Trusts	(408,464)	(4.2)
Retail	(227,634)	(2.4)
Semiconductors	(127,262)	(1.3)
Software	(426,111)	(4.4)
Telecommunications	(100,928)	(1.0)

Total Securities Sold Short	$(3,454,239)	(35.6)%

Ultra Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 96.1%

Alabama — 4.9%
Health Care Authority for Baptist Health, 1.150%, 11/1/2042 (12)	$14,125,000	$14,125,000
Mobile Industrial Development Board:
0.930%, 6/1/2034, Call 9/1/2017 (12)	250,000	250,000
1.000%, 6/1/2034, Call 9/1/2017 (12)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, 1.040%, 12/1/2030 (6)(12)	7,060,000	7,060,000
Other securities		6,863,635

		32,298,635

Arizona — 1.8%
Arizona Health Facilities Authority:
0.800%, 1/1/2029, Call 9/1/2017 (12)	6,000,000	6,000,000
2.640% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	3,250,000	3,299,497
2.640% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	750,000	761,423
Other securities		1,570,519

		11,631,439

Arkansas — 2.6%
Arkansas Development Finance Authority:
1.200%, 9/1/2044, Call 9/1/2017 (12)	10,400,000	10,400,000
1.890% (SIFMA Municipal Swap Index Yield+110 basis points), 9/1/2019, Call 3/1/2019 (7)	3,000,000	3,005,220

Description	Principal Amount	Value
Municipals (continued)

Arkansas (continued)
Other securities		$3,658,102

		17,063,322

California — 7.6%
Golden Empire Schools Financing Authority, 4.000%, 5/1/2018	$4,000,000	4,085,520
Golden State Tobacco Securitization Corp., 4.000%, 6/1/2018	5,000,000	5,114,900
Northern California Gas Authority No. 1, 1.500% (LIBOR 3 Month+63 basis points), 7/1/2019 (7)	7,500,000	7,494,975
Rib Floater Trust Various States, 0.970%, 8/15/2051 (6)(12)	3,000,000	3,000,000
State of California, FSA, 1.000%, 8/1/2027 (6)(12)	5,500,000	5,500,000
Tender Option Bond Trust Receipts/Certificates:
0.860%, 11/1/2023 (6)(12)	8,000,000	8,000,000
0.910%, 5/1/2022 (6)(12)	3,000,000	3,000,000
Other securities		14,358,466

		50,553,861

Colorado — 1.8%
Colorado Health Facilities Authority:
1.450%, 7/1/2034, Call 7/1/2019 (6)(12)	4,300,000	4,300,000
4.000%, 2/1/2018	175,000	176,628
Other securities		7,553,614

		12,030,242

Connecticut — 0.3%
Other securities		2,204,994

District of Columbia — 0.1%
Other securities		391,209

Florida — 6.2%
County of Escambia, 0.870%, 4/1/2039, Call 9/1/2017 (12)	6,100,000	6,100,000
County of Manatee, 0.870%, 9/1/2024, Call 9/1/2017 (12)	4,300,000	4,300,000
Miami-Dade County Industrial Development Authority, 0.870%, 6/1/2021, Call 9/1/2017 (12)	8,100,000	8,100,000
School Board of Miami-Dade County, FGIC, 1.020%, 9/7/2017, Call 9/1/2017 (6)(12)	8,000,000	8,000,000
Other securities		14,305,927

		40,805,927

Georgia — 0.9%
Other securities		5,749,219

Guam — 0.1%
Other securities		763,538

Idaho — 1.4%
American Falls Reservoir District, 0.980%, 2/1/2025, Call 9/1/2017 (12)	4,885,000	4,885,000
Idaho Housing & Finance Association, 0.870%, 1/1/2038, Call 9/1/2017 (12)	4,600,000	4,600,000

		9,485,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois — 5.6%
City of Chicago:
2.000%, 11/1/2017	$2,000,000	$2,003,160
5.000%, 11/1/2018	1,000,000	1,045,360
5.000%, 11/1/2018	1,155,000	1,207,391
City of Chicago, AGM, 4.250%, 11/1/2018	150,000	155,519
Rib Floater Trust Various States, 1.040%, 4/1/2036, Call 4/1/2027 (6)(12)	4,250,000	4,250,000
Tender Option Bond Trust Receipts/Certificates, 0.990%, 6/15/2032, Call 6/15/2026 (6)(12)	4,655,000	4,655,000
Other securities		23,412,177

		36,728,607

Indiana — 2.8%
Indiana Housing & Community Development Authority, GNMA FNMA FHLMC COLL, 0.890%, 7/1/2039, Call 10/2/2017 (12)	8,200,000	8,200,000
Tender Option Bond Trust Receipts/Certificates, 1.140%, 4/15/2019 (6)(12)	8,500,000	8,500,000
Other securities		2,086,160

		18,786,160

Iowa — 1.9%
Iowa Finance Authority, 0.810%, 6/1/2039, Call 9/1/2017 (12)	4,900,000	4,900,000
Iowa Higher Education Loan Authority:
1.000%, 9/1/2018, Call 3/1/2018	3,000,000	3,000,300
2.000%, 12/1/2018, Call 6/1/2018	3,500,000	3,519,670
Other securities		979,065

		12,399,035

Kansas — 0.3%
Other securities		1,745,000

Kentucky — 1.4%
Other securities		9,044,749

Louisiana — 3.1%
East Baton Rouge Sewerage Commission, 1.362% (LIBOR 1 Month+50 basis points), 8/1/2018, Call 2/1/2018 (7)	6,090,000	6,094,019
Louisiana Offshore Terminal Authority, 0.800%, 9/1/2033, Call 9/1/2017 (12)	5,000,000	5,000,000
Other securities		9,716,280

		20,810,299

Maine — 0.1%
Other securities		608,000

Maryland — 0.1%
Other securities		622,519

Massachusetts — 0.3%
Other securities		1,783,501

Description	Principal Amount	Value
Municipals (continued)

Michigan — 1.6%
Michigan Finance Authority, 0.850%, 12/1/2017 (8)(12)	$5,000,000	$5,000,000
Other securities		5,371,942

		10,371,942

Minnesota — 1.4%
Minnesota Rural Water Finance Authority, Inc.:
1.050%, 3/1/2019 (8)	1,350,000	1,350,203
2.000%, 10/1/2017	3,000,000	3,002,490
Other securities		4,666,399

		9,019,092

Mississippi — 1.7%
Mississippi Business Finance Corp., 1.150%, 5/1/2037, Call 11/1/2017 (12)	6,662,000	6,662,666
Other securities		4,431,621

		11,094,287

Missouri — 1.3%
City of Kansas City, 0.810%, 4/15/2034, Call 9/1/2017 (12)	5,000,000	5,000,000
Other securities		3,588,420

		8,588,420

Nebraska — 0.4%
Other securities		2,558,245

Nevada — 0.1%
Other securities		555,616

New Jersey — 5.2%
New Jersey Economic Development Authority:
1.080%, 11/1/2040, Call 9/1/2017 (12)	5,770,000	5,770,000
1.080%, 11/1/2040, Call 9/1/2017 (12)	4,700,000	4,700,000
1.090%, 11/1/2031, Call 9/1/2017 (12)	5,395,000	5,395,000
New Jersey Transportation Trust Fund Authority:
1.790% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (7)	5,000,000	4,940,650
5.000%, 12/15/2017	1,200,000	1,213,368
5.000%, 6/15/2019	1,500,000	1,576,425
Tender Option Bond Trust Receipts/Certificates, 0.850%, 1/1/2043, Call 7/1/2022 (6)(12)	5,000,000	5,000,000
Other securities		5,756,867

		34,352,310

New Mexico — 1.2%
New Mexico Municipal Energy Acquisition Authority, 1.575% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (7)	5,500,000	5,500,825
Other securities		2,789,486

		8,290,311

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

New York — 8.6%
Metropolitan Transportation Authority, AGM, 1.450% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 11/15/2017 (7)	$4,650,000	$4,653,023
New York City Transitional Finance Authority:
0.920%, 8/1/2022, Call 9/1/2017 (12)	4,320,000	4,320,000
0.920%, 8/1/2023, Call 9/1/2017 (12)	6,550,000	6,550,000
New York State Energy Research & Development Authority, NATL-RE, 1.365%, 12/1/2020, Call 9/6/2017 (12)(13)	7,350,000	7,101,791
Triborough Bridge & Tunnel Authority:
0.860%, 11/1/2032, Call 9/1/2017 (12)	150,000	150,000
1.525% (LIBOR 1 Month+70 basis points), 2/1/2021 (7)	5,000,000	5,050,600
Other securities		29,120,629

		56,946,043

North Carolina — 0.3%
Other securities		1,925,194

North Dakota — 0.5%
Other securities		3,141,068

Ohio — 5.9%
County of Allen, 0.800%, 5/1/2036, Call 9/1/2017 (12)	6,000,000	6,000,000
County of Crawford, 1.430%, 11/1/2017, Call 10/2/2017	5,000,000	5,001,850
Lancaster Port Authority, 1.545% (LIBOR 1 Month+72 basis points), 8/1/2019, Call 2/1/2019 (7)	5,000,000	5,003,050
Rib Floater Trust Various States, 0.970%, 1/15/2046, Call 10/2/2017 (6)(12)	4,000,000	4,000,000
State of Ohio:
0.870%, 1/15/2045, Call 9/1/2017 (12)	5,500,000	5,500,000
0.950%, 1/15/2045, Call 9/1/2017 (12)	5,000,000	5,000,000
Other securities		8,618,924

		39,123,824

Oklahoma — 0.2%
Other securities		1,150,076

Oregon — 0.6%
Other securities		4,215,730

Description	Principal Amount	Value
Municipals (continued)

Pennsylvania — 4.6%
Pennsylvania Turnpike Commission:
1.390% (SIFMA Municipal Swap Index Yield+60 basis points), 12/1/2017, Call 10/2/2017 (7)	$100,000	$100,034
1.470% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (7)	6,000,000	6,012,840
1.940% (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (7)	2,225,000	2,248,118
Other securities		21,975,720

		30,336,712

Rhode Island — 0.1%
Other securities		1,023,340

South Carolina — 0.8%
Other securities		5,057,640

Tennessee — 2.2%
Tender Option Bond Trust Receipts/Certificates, 0.940%, 7/1/2046, Call 7/1/2026 (6)(12)	5,000,000	5,000,000
Other securities		9,852,067

		14,852,067

Texas — 8.8%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 9/21/2017 (12)	5,590,000	5,589,609
Harris County Cultural Education Facilities Finance Corp., 0.880%, 12/1/2024, Call 9/1/2017 (12)	8,000,000	8,000,000
Spring Branch Independent School District, PSF, 3.000%, 6/18/2019 (12)	4,000,000	4,138,120
Tender Option Bond Trust Receipts/Certificates, 0.990%, 7/1/2021 (6)(12)	11,950,000	11,950,000
Other securities		28,173,631

		57,851,360

Utah — 0.4%
Tender Option Bond Trust Receipts/Certificates, 0.990%, 1/1/2025 (6)(12)	2,500,000	2,500,000

Virginia — 0.9%
Other securities		5,719,651

Washington — 2.9%
Tender Option Bond Trust Receipts/Certificates:
0.940%, 6/15/2033, Call 6/1/2019 (6)(12)	5,050,000	5,050,000
0.960%, 1/1/2035 (6)(12)	5,000,000	5,000,000
Washington State Housing Finance Commission, 0.810%, 9/1/2049, Call 9/1/2017 (12)	5,000,000	5,000,000
Other securities		4,022,633

		19,072,633

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Ultra Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

West Virginia — 0.0%
Other securities		$50,000

Wisconsin — 2.4%
Wisconsin Housing & Economic Development Authority, 0.800%, 5/1/2055, Call 9/1/2017 (12)	$5,000,000	5,000,000
Other securities		11,161,871

		16,161,871

Wyoming — 0.7%
County of Converse, 0.880%, 12/1/2020, Call 9/1/2017 (12)	5,000,000	5,000,000

Total Municipals (identified cost $633,869,349)		634,462,688

Short-Term Investments — 7.2%

Mutual Funds — 0.0%
Other securities (4)		80,322

Short-Term Municipals — 7.2%

California — 0.2%
Other securities		1,121,333

Colorado — 0.1%
Other securities		512,740

Connecticut — 1.2%
Other securities		7,936,090

Florida — 0.6%
Other securities		4,000,000

Georgia — 0.2%
Other securities		1,030,900

Illinois — 0.0%
Other securities		176,048

Minnesota — 0.1%
Other securities		657,833

New Jersey — 0.3%
Other securities		2,015,140

New York — 0.6%
Other securities		4,000,760

Ohio — 1.9%
Other securities		12,609,376

Texas — 2.0%
State of Texas, 4.000%, 8/30/2018 (8)	10,000,000	10,305,000
Other securities		3,202,458

		13,507,458

Total Short-Term Municipals		47,567,678

Total Short-Term Investments (identified cost $47,633,316)		47,648,000

Total Investments — 103.3% (identified cost $681,502,665)		682,110,688
Other Assets and Liabilities — (3.3)%		(21,723,398)

Total Net Assets — 100.0%		$660,387,290

Short Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 94.4%

Alabama — 2.8%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,034,430
Black Belt Energy Gas District, 4.000%, 6/1/2021, Call 3/1/2021 (12)	1,000,000	1,085,910
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,139,990
Other securities		1,896,799

		5,157,129

Alaska — 0.4%
Other securities		660,611

Arizona — 2.3%
Other securities		4,292,562

Arkansas — 0.7%
Other securities		1,312,872

California — 10.1%
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,144,430
California Statewide Communities Development Authority:
3.500%, 11/1/2018	100,000	100,634
5.000%, 12/1/2025 (6)	200,000	234,080
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	200,226
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	782,790
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,161,400
Northern California Gas Authority No. 1, 1.500% (LIBOR 3 Month+63 basis points), 7/1/2019 (7)	1,040,000	1,039,303
Tender Option Bond Trust, 0.940%, 8/1/2022 (6)(12)	2,000,000	2,000,000
Other securities		11,696,058

		18,358,921

Colorado — 5.0%
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6)	590,000	591,811
3.000%, 10/1/2017	380,000	380,608
3.000%, 11/15/2017	200,000	200,972
5.000%, 10/1/2021	1,000,000	1,129,210
Colorado Health Facilities Authority:
1.450%, 7/1/2034, Call 7/1/2019 (6)(12)	1,000,000	1,000,000
4.000%, 12/1/2018	250,000	257,870
4.500%, 2/1/2019	250,000	258,988
5.000%, 5/15/2021	325,000	356,843
5.000%, 6/1/2021 (8)	250,000	279,605
5.000%, 5/15/2022	250,000	277,965
5.000%, 6/1/2022 (8)	250,000	285,245
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2022	1,000,000	1,191,960
Other securities		2,989,442

		9,200,519

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Connecticut — 0.7%
State of Connecticut:
1.670% (SIFMA Municipal Swap Index Yield+88 basis points), 8/15/2018 (7)	$250,000	$250,890
1.710% (SIFMA Municipal Swap Index Yield+92 basis points), 5/15/2018 (7)	150,000	150,710
1.710% (SIFMA Municipal Swap Index Yield+92 basis points), 9/15/2019 (7)	115,000	115,619
5.000%, 3/15/2021	500,000	556,585
Other securities		250,052

		1,323,856

Delaware — 0.1%
Other securities		106,335

Florida — 5.8%
Columbia County School Board:
5.000%, 7/1/2019	920,000	983,922
5.000%, 7/1/2021	400,000	448,920
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	308,025
5.000%, 5/1/2019	225,000	239,674
Miami-Dade County School Board Foundation, Inc., AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	103,493
School Board of Miami-Dade County, 1.020%, 9/7/2017 (6)(12)	650,000	650,000
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,073,250
Other securities		6,841,601

		10,648,885

Georgia — 3.6%
City of Atlanta:
5.000%, 1/1/2021	250,000	279,088
5.000%, 1/1/2022	700,000	801,136
Gainesville & Hall County Hospital Authority:
1.740% (SIFMA Municipal Swap Index Yield+95 basis points), 2/18/2020, Call 8/22/2019 (7)	350,000	348,988
5.000%, 2/15/2021	700,000	784,378
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,424,487
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,053,660
5.250%, 9/15/2018	100,000	103,988
Other securities		1,742,102

		6,537,827

Guam — 0.3%
Other securities		574,580

Idaho — 0.1%
Other securities		239,647

Description	Principal Amount	Value
Municipals (continued)

Illinois — 13.1%
City of Chicago:
5.000%, 1/1/2021	$840,000	$929,082
5.000%, 11/1/2021	1,000,000	1,127,900
5.000%, 1/1/2022	500,000	565,080
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,085,660
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	266,385
5.000%, 11/15/2021	720,000	805,795
Illinois Finance Authority:
2.212% (LIBOR 1 Month+135 basis points), 5/1/2021, Call 11/1/2020 (7)	1,000,000	1,007,440
2.500%, 5/15/2018	150,000	150,664
4.000%, 10/1/2018	275,000	281,229
5.000%, 1/1/2021	200,000	219,916
5.000%, 11/15/2021	400,000	455,788
5.000%, 1/1/2022	150,000	168,396
5.000%, 11/15/2022	555,000	646,231
5.000%, 11/15/2022	500,000	582,190
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,169,360
Rib Floater Trust Various States, 1.040%, 4/1/2036, Call 4/1/2027 (6)(12)	1,710,000	1,710,000
State of Illinois:
5.000%, 1/1/2018	1,000,000	1,010,270
5.000%, 4/1/2020	100,000	106,208
5.000%, 2/1/2021	240,000	258,554
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,163,613
Other securities		10,288,780

		23,998,541

Indiana — 2.3%
Other securities		4,160,934

Iowa — 1.1%
Other securities		2,003,660

Kansas — 0.4%
Other securities		775,814

Kentucky — 1.1%
Other securities		2,034,131

Louisiana — 0.6%
Other securities		1,083,273

Maine — 0.1%
Other securities		253,494

Maryland — 0.5%
Other securities		914,220

Massachusetts — 1.2%
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	330,000	348,325
5.000%, 7/1/2021	280,000	315,241
5.000%, 7/1/2022	315,000	362,426
Other securities		1,099,349

		2,125,341

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Michigan — 2.1%
Other securities		$3,925,008

Minnesota — 0.7%
St. Paul Housing & Redevelopment Authority:
5.000%, 11/15/2021	$500,000	574,780
5.000%, 11/15/2022	500,000	587,355
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	50,401
Other securities		110,616

		1,323,152

Mississippi — 0.2%
Other securities		441,808

Missouri — 2.8%
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,060,830
Other securities		4,007,769

		5,068,599

Nebraska — 0.1%
Other securities		159,886

Nevada — 0.1%
Other securities		165,198

New Hampshire — 0.1%
Other securities		250,795

New Jersey — 3.1%
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	920,073
5.125%, 7/1/2019, Call 7/1/2018	130,000	134,462
Other securities		4,653,667

		5,708,202

New Mexico — 1.6%
City of Farmington, 1.875%, 4/1/2020 (12)	1,000,000	1,016,260
Other securities		1,831,119

		2,847,379

New York — 9.2%
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,044,190
New York City Transitional Finance Authority:
0.850%, 11/1/2029, Call 9/1/2017 (12)	1,200,000	1,200,000
0.920%, 8/1/2022, Call 9/1/2017 (12)	1,250,000	1,250,000
New York State Dormitory Authority, 5.000%, 7/1/2018	1,000,000	1,034,140
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,066,420
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,118,170
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,260,013
Other securities		8,841,208

		16,814,141

Description	Principal Amount	Value
Municipals (continued)

North Carolina — 0.6%
Other securities		$1,123,703

North Dakota — 0.2%
Other securities		385,692

Ohio — 2.8%
Rib Floater Trust Various States, 0.970%, 1/15/2046, Call 10/2/2017 (6)(12)	$1,000,000	1,000,000
Other securities		4,102,924

		5,102,924

Oklahoma — 0.1%
Other securities		135,100

Oregon — 0.5%
Other securities		1,000,000

Pennsylvania — 3.8%
Other securities		6,924,022

Rhode Island — 0.5%
Other securities		848,875

South Carolina — 0.6%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,083,340

Tennessee — 0.3%
Other securities		484,975

Texas — 6.5%
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,068,490
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 11/15/2021	615,000	644,059
5.000%, 11/1/2022	500,000	578,390
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	542,880
5.000%, 11/15/2022	1,000,000	1,164,380
Other securities		7,857,990

		11,856,189

Utah — 0.3%
Other securities		493,082

Vermont — 0.2%
Other securities		364,823

Virgin Islands — 0.1%
Other securities		98,775

Virginia — 0.7%
Henrico County Economic Development Authority, AGM, 2.156%, 8/23/2027, Call 9/1/2017 (12)(13)	1,250,000	1,192,784

Washington — 1.2%
State of Washington, 5.000%, 2/1/2022	1,000,000	1,166,220
Other securities		937,309

		2,103,529

West Virginia — 0.7%
West Virginia Commissioner, 5.000%, 9/1/2018	1,250,000	1,298,312

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Short Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Wisconsin — 3.0%
Public Finance Authority:
5.000%, 11/15/2021 (8)	$610,000	$692,948
5.000%, 11/15/2022 (8)	500,000	579,490
Other securities		4,254,354

		5,526,792

Total Municipals (identified cost $170,882,303)		172,490,237

Mutual Funds — 0.5%
Other securities (4)		866,132

Total Mutual Funds (identified cost $866,956)		866,132

Short-Term Investments — 1.0%

Mutual Funds — 0.1%
Other securities (4)		115,488

Short-Term Municipals — 0.9%

Connecticut — 0.4%
Other securities		705,810

Ohio — 0.5%
Other securities		1,002,240

Total Short-Term Municipals		1,708,050

Total Short-Term Investments (identified cost $1,823,132)		1,823,538

Total Investments — 95.9% (identified cost $173,572,391)		175,179,907
Other Assets and Liabilities — 4.1%		7,440,509

Total Net Assets — 100.0%		$182,620,416

Short-Term Income Fund

Description	Principal Amount	Value
Asset-Backed Securities — 21.6%

Automobiles — 6.0%
AmeriCredit Auto Receivables Trust, Class B, (Series 2014-4), 1.870%, 12/9/2019	$500,000	$500,463
CarMax Auto Owner Trust:
Class A3, (Series 2015-4), 1.560%, 11/16/2020	650,000	650,053
Class A3, (Series 2016-2), 1.520%, 2/16/2021	420,000	419,451
CPS Auto Receivables Trust, Class A, (Series 2013-A), 1.310%, 6/15/2020 (6)	206,429	206,022
GM Financial Automobile Leasing Trust, Class A3, (Series 2017-2), 2.020%, 9/21/2020	1,000,000	1,004,685
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (6)	1,000,000	1,006,093
GM Financial Leasing Trust, Class A3, (Series 2017-1), 2.060%, 5/20/2020	1,000,000	1,005,566
Mercedes-Benz Auto Lease Trust, Class A3, (Series 2017-A), 1.790%, 4/15/2020	2,400,000	2,404,644

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Automobiles (continued)
Nissan Auto Receivables Owner Trust, Class A3, (Series 2017-B), 1.750%, 10/15/2021	$2,000,000	$2,004,248
Santander Drive Auto Receivables Trust:
Class C, (Series 2013-A), 3.120%, 10/15/2019 (6)	237,799	238,294
Class D, (Series 2014-1), 2.910%, 4/15/2020	1,431,000	1,442,976
Class D, (Series 2015-2), 3.020%, 4/15/2021	760,000	769,764
Toyota Auto Receivables, Class A3, (Series 2016-C), 1.140%, 8/17/2020	880,000	875,860
World Omni Auto Receivables Trust:
Class A3, (Series 2015-B), 1.490%, 12/15/2020	1,603,000	1,602,692
Class A3, (Series 2017-B), 1.950%, 2/15/2023	450,000	451,910

		14,582,721

Credit Cards — 5.8%
Cabela’s Credit Card Master Trust:
Class A, (Series 2014-2), 1.677% (LIBOR 1 Month+45 basis points), 7/15/2022 (7)	1,000,000	1,004,504
Class A1, (Series 2015-1A), 2.260%, 3/15/2023	1,000,000	1,009,578
Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,231,286
Chase Issuance Trust:
Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,482,202
Class A5, (Series 2016-A5), 1.270%, 7/15/2021	2,000,000	1,989,188
Discover Card Execution Note Trust, Class A1, (Series 2016-A1), 1.640%, 7/15/2021	1,725,000	1,727,881
Synchrony Credit Card Master Trust, Class B, (Series 2012-7), 2.210%, 9/15/2022	1,285,000	1,290,382
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	370,580
Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,995,120

		14,100,721

Other Financial — 9.1%
Ally Master Owner Trust, Class A, (Series 2012-5), 1.540%, 9/15/2019	1,000,000	999,964
Colony American Homes, Class A, (Series 2014-2A), 2.177% (LIBOR 1 Month+95 basis points), 7/17/2031 (6)(7)	1,517,577	1,520,927
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	1,564,218	1,559,015
Dell Equipment Finance Trust, Class A3, (Series 2017-1), 2.140%, 4/22/2022 (6)	1,300,000	1,307,250

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Asset-Backed Securities (continued)

Other Financial (continued)
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2016-3), 1.550%, 7/15/2021	$2,000,000	$1,995,080
Class A1, (Series 2016-5), 1.950%, 11/15/2021	1,000,000	1,004,800
GMF Floorplan Owner Revolving Trust:
Class A1, (Series 2015-1), 1.650%, 5/15/2020 (6)	1,000,000	1,000,653
Class C, (Series 2015-1), 2.220%, 5/15/2020 (6)	1,170,000	1,171,012
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (6)	725,753	719,308
Sierra Receivables Funding Co. LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (6)	2,007,904	2,032,860
SLM Student Loan Trust, Class A5, (Series 2004-5A), 1.914% (LIBOR 3 Month+60 basis points), 10/25/2023 (6)(7)	379,847	380,491
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 2.077% (LIBOR 1 Month+85 basis points), 12/15/2020 (6)(7)	3,000,000	3,012,783
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (6)	1,250,000	1,247,685
Westgate Resorts LLC:
Class A, (Series 2015-2A), 3.200%, 7/20/2028 (6)	2,900,716	2,919,237
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (6)	1,213,823	1,217,796

		22,088,861

Private Sponsor — 0.7%
JP Morgan Mortgage Trust, Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (6)(12)	1,500,000	1,546,369

Total Asset-Backed Securities (identified cost $52,183,886)		52,318,672

Collateralized Mortgage Obligations — 3.0%

Federal National Mortgage Association — 1.6%
3.000%, 6/25/2033, (Series 2014-20)	2,115,093	2,172,391
3.000%, 8/25/2040, (Series 2015-15)	1,668,827	1,714,088

		3,886,479

Federal Home Loan Mortgage Corporation — 0.6%
3.000%, 2/15/2031, (Series 4013)	1,431,617	1,491,809

Private Sponsor — 0.8%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 3.192%, 5/20/2036 (12)	210,313	193,593
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	267,460	283,226

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor (continued)
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	$202,200	$209,754
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	233,695	202,549
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	133,318	131,618
Class 3A1, (Series 2007-A2), 3.139%, 4/25/2037 (12)	19,070	16,721
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.385%, 11/25/2034 (12)	388,528	396,351
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 3.329%, 5/25/2036 (12)	159,881	154,383
Class 2A4, (Series 2006-AR8), 3.340%, 4/25/2036 (12)	54,471	55,106
Class A1, (Series 2006-AR19), 3.081%, 12/25/2036 (12)	314,663	292,901

		1,936,202

Total Collateralized Mortgage Obligations (identified cost $7,314,441)		7,314,490

Commercial Mortgage Securities — 7.0%

Federal Home Loan Mortgage Corporation — 1.2%
3.274%, 4/25/2046, (Series 2013-K713) (6)(12)	1,010,000	1,031,007
3.942%, 6/25/2047, (Series 2012-K710) (6)(12)	475,000	487,085
4.301%, 9/25/2044, (Series 2012-K705) (6)(12)	217,211	221,502
5.045%, 7/25/2044, (Series 2011-K703) (6)(12)	1,200,000	1,221,730

		2,961,324

Government National Mortgage Association — 1.8%
1.600%, 12/16/2042, (Series 2013-2)	685,932	680,962
1.800%, 7/16/2037, (Series 2013-179)	1,058,557	1,054,480
2.205%, 1/16/2044, (Series 2014-61)	865,888	867,754
2.650%, 2/16/2045, (Series 2015-33)	1,696,135	1,705,291

		4,308,487

Private Sponsor — 4.0%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.362%, 5/15/2049 (6)	2,146,677	2,130,950
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	957,044	962,086
GS Mortgage Securities Trust, Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	504,395	503,026
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	1,138,954	1,155,997
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,771,042	1,754,965

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
RAIT Trust, Class A, (Series 2017-FL7), 2.177% (LIBOR 1 Month+95 basis points), 6/15/2037 (6)(7)	$1,499,931	$1,501,104
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,850,000	1,849,960

		9,858,088

Total Commercial Mortgage Securities (identified cost $17,188,135)		17,127,899

Corporate Bonds & Notes — 41.7%

Auto Manufacturers — 3.1%
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019	500,000	500,002
2.551%, 10/5/2018 (1)	500,000	503,529
2.565% (LIBOR 3 Month+127 basis points), 3/28/2022 (7)	1,000,000	1,008,547
2.943%, 1/8/2019	1,500,000	1,519,935
General Motors Financial Co., Inc.:
2.400%, 5/9/2019	1,000,000	1,005,110
3.100%, 1/15/2019 (1)	2,000,000	2,029,154
Toyota Motor Credit Corp., 1.200%, 4/6/2018	1,000,000	998,784

		7,565,061

Banks — 23.6%
Bank of America Corp.:
2.250%, 4/21/2020 (1)	1,000,000	1,005,876
2.313% (LIBOR 3 Month+100 basis points), 4/24/2023 (1)(7)	2,000,000	2,008,400
2.625%, 10/19/2020	1,000,000	1,014,663
Bank of America NA, 1.650%, 3/26/2018 (1)	1,000,000	1,000,678
Bank of Nova Scotia, 1.950%, 1/15/2019 (1)	2,000,000	2,009,500
Bank of the Ozarks, Inc., 5.500%, 7/1/2026 (12)	1,225,000	1,284,985
Branch Banking & Trust Co., 2.100%, 1/15/2020	1,200,000	1,209,040
Canadian Imperial Bank of Commerce:
1.492% (LIBOR 3 Month+18 basis points), 11/5/2018 (7)	1,250,000	1,249,925
1.672% (LIBOR 3 Month+36 basis points), 8/8/2018 (7)	1,350,000	1,349,935
1.694% (LIBOR 3 Month+39 basis points), 7/13/2018 (7)	1,250,000	1,249,944
Capital One Financial Corp.:
2.500%, 5/12/2020	900,000	908,798
3.050%, 3/9/2022	1,000,000	1,017,721
Citigroup, Inc.:
2.274% (LIBOR 3 Month+96 basis points), 4/25/2022 (7)	1,500,000	1,511,881
2.350%, 8/2/2021 (1)	520,000	519,751
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	2,022,500
Discover Bank, 2.600%, 11/13/2018	1,000,000	1,008,355
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (12)	1,900,000	1,962,312

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Goldman Sachs Group, Inc.:
2.000%, 4/25/2019 (1)	$1,000,000	$1,001,929
2.511% (LIBOR 3 Month+120 basis points), 4/30/2018 (7)	1,650,000	1,660,479
2.550%, 10/23/2019 (1)	1,500,000	1,518,639
Hanmi Financial Corp., 5.450%, 3/30/2027 (12)	2,000,000	2,064,574
Home BancShares, Inc., 5.625%, 4/15/2027 (12)	2,000,000	2,095,000
HSBC USA, Inc., 2.000%, 8/7/2018 (1)	1,000,000	1,003,836
Huntington Bancshares, Inc.:
2.300%, 1/14/2022 (1)	700,000	695,567
3.150%, 3/14/2021 (1)	1,000,000	1,030,042
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,745,000	1,782,029
KeyCorp, 2.900%, 9/15/2020	1,000,000	1,024,481
Mizuho Bank, Ltd., 1.796% (LIBOR 3 Month+50 basis points), 9/24/2018 (7)	875,000	874,953
Morgan Stanley:
2.163% (LIBOR 3 Month+85 basis points), 1/24/2019 (7)	500,000	503,463
2.487% (LIBOR 3 Month+118 basis points), 1/20/2022 (1)(7)	645,000	653,377
2.500%, 1/24/2019 (1)	900,000	908,775
Peapack Gladstone Financial Corp., 6.000%, 6/30/2026 (12)	1,525,000	1,581,969
PNC Bank NA, 1.950%, 3/4/2019	1,000,000	1,003,363
PNC Financial Services Group, Inc., 1.562% (LIBOR 3 Month+25 basis points), 8/7/2018 (7)	1,350,000	1,352,654
Renasant Corp., 5.000%, 9/1/2026 (12)	1,125,000	1,157,161
Royal Bank of Canada:
2.000%, 12/10/2018 (1)	1,000,000	1,004,365
2.125%, 3/2/2020 (1)	1,400,000	1,410,021
Sumitomo Mitsui Banking Corp.:
1.691% (LIBOR 3 Month+38 basis points), 8/2/2019 (7)	1,000,000	999,905
1.775% (LIBOR 3 Month+46 basis points), 5/15/2019 (7)	1,300,000	1,299,889
2.053% (LIBOR 3 Month+74 basis points), 7/23/2018 (7)	1,000,000	1,005,126
SunTrust Bank, 2.250%, 1/31/2020 (1)	1,000,000	1,007,136
Toronto-Dominion Bank, 1.750%, 7/23/2018 (1)	500,000	500,964
Towne Bank, 4.500%, 7/30/2027 (12)	2,000,000	2,057,500
U.S. Bank NA, 1.467% (LIBOR 3 Month+15 basis points), 5/24/2019 (7)	1,500,000	1,500,883
Wells Fargo Bank NA, 1.750%, 5/24/2019	700,000	700,643
Westpac Banking Corp.:
1.650%, 5/13/2019	500,000	498,687
2.800%, 1/11/2022 (1)	1,000,000	1,024,787

		57,256,461

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/2019	1,405,000	1,408,907

Biotechnology — 0.6%
Amgen, Inc., 2.200%, 5/22/2019	1,450,000	1,458,839

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short-Term Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Chemicals — 0.3%
Rohm & Haas Co., 6.000%, 9/15/2017	$588,000	$588,667

Computers — 0.5%
Dell International LLC, 4.420%, 6/15/2021 (6)	1,000,000	1,054,626

Cosmetics/Personal Care — 0.3%
Procter & Gamble Co., 2.150%, 8/11/2022	775,000	781,459

Diversified Financial Services — 2.2%
Ally Financial, Inc.:
3.250%, 9/29/2017	500,000	500,525
3.250%, 2/13/2018 (1)	1,000,000	1,005,000
American Express Credit Corp.:
2.375%, 5/26/2020 (1)	1,000,000	1,012,415
2.700%, 3/3/2022 (1)	1,500,000	1,529,946
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019	1,285,000	1,278,061

		5,325,947

Electric — 0.8%
Duke Energy Corp., 2.100%, 6/15/2018 (1)	1,500,000	1,504,366
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	504,228

		2,008,594

Insurance — 0.4%
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (6)	1,000,000	1,001,143

Machinery-Construction & Mining — 0.4%
Caterpillar Financial Services Corp., 1.700%, 6/16/2018 (1)	1,000,000	1,000,570

Machinery-Diversified — 0.7%
John Deere Capital Corp., 1.250%, 10/9/2019 (1)	775,000	768,816
Roper Technologies, Inc., 2.050%, 10/1/2018	1,000,000	1,002,637

		1,771,453

Media — 0.2%
Walt Disney Co., 1.950%, 3/4/2020 (1)	500,000	504,116

Miscellaneous Manufacturing — 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	1,000,000	1,013,507

Oil & Gas — 2.4%
BP Capital Markets PLC:
2.237%, 5/10/2019	1,000,000	1,008,976
2.315%, 2/13/2020 (1)	610,000	617,195
Chevron Corp., 1.961%, 3/3/2020 (1)	1,000,000	1,007,097
Exxon Mobil Corp.:
1.708%, 3/1/2019 (1)	1,000,000	1,002,457
1.912%, 3/6/2020 (1)	1,200,000	1,207,919
Shell International Finance BV, 1.625%, 11/10/2018	1,039,000	1,040,429

		5,884,073

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Pharmaceuticals — 1.0%
Cardinal Health, Inc., 1.950%, 6/15/2018 (1)	$400,000	$401,139
Express Scripts Holding Co., 2.250%, 6/15/2019 (1)	1,000,000	1,004,934
Novartis Capital Corp., 1.800%, 2/14/2020	1,000,000	1,005,724

		2,411,797

Real Estate Investment Trusts — 0.4%
Welltower, Inc., 2.250%, 3/15/2018	1,000,000	1,001,835

Savings & Loans — 0.9%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	2,000,000	2,143,666

Semiconductors — 0.7%
Intel Corp., 2.450%, 7/29/2020 (1)	1,000,000	1,022,651
QUALCOMM, Inc., 2.100%, 5/20/2020	600,000	604,681

		1,627,332

Software — 0.4%
Microsoft Corp., 1.850%, 2/6/2020 (1)	1,000,000	1,006,467

Telecommunications — 1.8%
AT&T, Inc., 2.450%, 6/30/2020 (1)	500,000	504,604
Cisco Systems, Inc.:
1.400%, 9/20/2019 (1)	500,000	498,421
2.125%, 3/1/2019 (1)	1,500,000	1,512,570
Verizon Communications, Inc.:
2.250% (LIBOR 3 Month+100 basis points), 3/16/2022 (7)	750,000	759,861
2.625%, 2/21/2020 (1)	500,000	510,510
3.450%, 3/15/2021 (1)	500,000	520,049

		4,306,015

Total Corporate Bonds & Notes (identified cost $100,071,757)		101,120,535

Mutual Funds — 1.9%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (14)	110,732	999,914
Fidelity Floating Rate High Income Fund	381,700	3,675,768

Total Mutual Funds (identified cost $4,506,884)		4,675,682

U.S. Government & U.S. Government Agency Obligations — 15.9%

Federal Home Loan Mortgage Corporation — 0.8%
1.750%, 5/30/2019 (1)	$2,000,000	2,014,308

Federal National Mortgage Association — 2.0%
1.000%, 2/26/2019	2,000,000	1,990,390
1.500%, 6/22/2020 (1)	1,000,000	1,001,900
1.750%, 11/26/2019	1,750,000	1,763,482

		4,755,772

U.S. Treasury Bonds & Notes — 13.1%
0.875%, 7/31/2019 (1)	1,000,000	991,758
1.000%, 5/15/2018 (1)	1,500,000	1,497,878
1.000%, 5/31/2018 (1)	1,000,000	998,359
1.000%, 8/31/2019 (1)	1,500,000	1,490,537
1.000%, 9/30/2019 (1)	1,500,000	1,490,097
1.250%, 10/31/2018 (1)	2,000,000	1,999,844
1.250%, 11/15/2018 (1)	1,500,000	1,499,941

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Short-Term Income Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

U.S. Treasury Bonds & Notes (continued)
1.250%, 11/30/2018 (1)	$1,500,000	$1,499,649
1.250%, 1/31/2019 (1)	1,000,000	999,570
1.250%, 1/31/2020 (1)	1,000,000	997,363
1.375%, 9/30/2018 (1)	1,500,000	1,501,905
1.375%, 1/31/2020 (1)	1,000,000	1,000,293
1.375%, 10/31/2020 (1)	2,000,000	1,993,790
1.375%, 1/31/2021 (1)	1,000,000	995,449
1.500%, 2/28/2019 (1)	1,500,000	1,504,453
1.500%, 10/31/2019 (1)	2,000,000	2,006,484
1.500%, 4/15/2020 (1)	2,000,000	2,005,860
1.625%, 8/31/2019 (1)	1,750,000	1,760,083
1.750%, 9/30/2019 (1)	1,500,000	1,512,597
2.000%, 8/31/2021	4,000,000	4,060,780

		31,806,690

Total U.S. Government & U.S. Government Agency Obligations (identified cost $38,588,058)		38,576,770

U.S. Government Agency-Mortgage Securities — 0.5%

Federal National Mortgage Association — 0.5%
3.500%, 4/1/2026	123,578	129,047
4.000%, 11/1/2031	485,713	518,806
5.500%, 11/1/2033	138,105	154,683
5.500%, 2/1/2034	104,530	117,212
5.500%, 8/1/2037	241,340	270,658
9.500%, 12/1/2024	2,321	2,336
9.500%, 1/1/2025	4,888	4,927
9.500%, 1/1/2025	2,717	2,732
10.000%, 7/1/2020	10,516	10,708

		1,211,109

Government National Mortgage Association — 0.0%
7.500%, 8/15/2037	13,243	13,544
9.000%, 12/15/2019	4,048	4,235

		17,779

Total U.S. Government Agency-Mortgage Securities (identified cost $1,195,608)		1,228,888

Short-Term Investments — 28.6%

Collateral Pool Investments for Securities on Loan — 21.0%

Collateral pool allocation (3)		50,854,186

Commercial Paper — 5.8%
Atlantic Asset Securitization LLC, 1.552%, (LIBOR + 32 basis points) 1/2/2018 (7)	1,400,000	1,400,022
Duke Energy Corp., 1.319%, 9/6/2017 (11)	2,000,000	1,999,524
Hyundai Captial America, 1.400%, 9/7/2017 (11)	2,500,000	2,499,303
Mondelez International, Inc., 1.490%, 11/9/2017 (11)	1,000,000	997,060
NextEra Energy Capital Holdings, Inc., 2.100%, 9/27/2017 (11)	1,500,000	1,498,334
Omnicom Capital, Inc., 3.082%, 9/18/2017 (11)	1,120,000	1,119,178
Potash Corp., 1.400%, 9/5/2017 (11)	2,000,000	1,999,604
Sysco Corp., 1.331%, 9/1/2017 (11)	2,500,000	2,499,902

		14,012,927

Description	Shares	Value
Short-Term Investments (continued)

Mutual Funds — 1.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	4,463,655	$4,464,102

Total Short-Term Investments (identified cost $69,331,800)		69,331,215

Total Investments — 120.2% (identified cost $290,380,569)		291,694,151
Other Assets and Liabilities — (20.2)%		(49,105,043)

Total Net Assets — 100.0%		$242,589,108

Intermediate Tax-Free Fund*

Description	Principal Amount	Value
Municipals — 98.4%

Alabama — 1.8%
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	$2,340,000	$2,751,325
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,381,312
5.000%, 9/1/2041, Call 3/1/2027	2,020,000	2,345,947
Other securities		21,275,515

		28,754,099

Alaska — 0.6%
Other securities		9,493,845

Arizona — 2.7%
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,100,140
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,433,050
Other securities		37,885,117

		44,418,307

Arkansas — 1.4%
Other securities		23,380,386

California — 7.2%
Other securities		116,521,938

Colorado — 2.4%
Colorado Health Facilities Authority:
1.450%, 7/1/2034, Call 7/1/2019 (6)(12)	3,325,000	3,325,000
4.500%, 2/1/2020	455,000	480,667
5.000%, 9/1/2018	530,000	550,802
5.000%, 9/1/2019	560,000	598,438
5.000%, 2/1/2021	475,000	517,550
5.000%, 9/1/2022	750,000	867,450
5.000%, 12/1/2023	215,000	247,325
5.000%, 2/1/2024	420,000	473,281
5.250%, 1/1/2025, Call 1/1/2020	460,000	500,931
Other securities		30,388,452

		37,949,896

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Connecticut — 1.1%
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	$2,000,000	$2,308,660
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,620,160
Other securities		10,186,741

		17,115,561

Delaware — 0.6%
Other securities		8,944,305

District of Columbia — 0.3%
Other securities		5,412,044

Florida — 5.2%
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,688,879
Other securities		77,799,357

		84,488,236

Georgia — 2.7%
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,181,790
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,949,600
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,175,290
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,170,110
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,733,040
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,305,420
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,418,620
Other securities		29,068,953

		43,002,823

Guam — 0.1%
Other securities		2,285,780

Hawaii — 0.1%
Other securities		1,199,125

Idaho — 0.3%
Other securities		5,395,609

Illinois — 15.5%
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,194,217
5.000%, 1/1/2025, Call 7/1/2020	230,000	247,048
5.000%, 1/1/2026, Call 1/1/2021	730,000	789,699
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,821,075
5.000%, 11/15/2029, Call 11/15/2018	130,000	136,413
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,018,046

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
5.000%, 1/1/2040, Call 1/1/2026	$1,000,000	$1,099,070
City of Chicago:
5.000%, 11/1/2025	2,000,000	2,358,580
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,954,550
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,181,820
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,174,750
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,165,970
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,163,549
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,279,380
5.000%, 1/1/2033, Call 1/1/2027	3,000,000	3,401,010
5.000%, 1/1/2039, Call 1/1/2025	500,000	548,375
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,567,800
City of Chicago, AGM:
5.000%, 11/1/2027, Call 11/1/2018	140,000	146,682
5.000%, 11/1/2027, Call 11/1/2018	60,000	62,587
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,191,350
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,424,397
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,574,677
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,657,013
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,749,382
5.000%, 11/15/2031, Call 11/15/2026	2,000,000	2,276,080
5.250%, 11/15/2023, Call 11/15/2020	350,000	383,512
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,160,590
Illinois Finance Authority:
2.500%, 5/15/2018	170,000	170,753
5.000%, 11/15/2023, Call 11/15/2022	215,000	248,948
5.000%, 8/15/2024	250,000	290,465
5.000%, 5/15/2025	1,000,000	1,109,590
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,184,110
5.000%, 11/15/2027, Call 11/15/2025	500,000	585,995
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,328,440
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,064,230
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,388,724
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,235,040

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Illinois (continued)
5.000%, 8/1/2042, Call 8/1/2027	$580,000	$634,468
5.000%, 8/1/2046, Call 8/1/2027	515,000	562,035
5.000%, 8/1/2047, Call 8/1/2027	750,000	816,555
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,031,251
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,146,840
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,141,420
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,181,760
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,097,785
5.500%, 1/1/2033, Call 1/1/2018	490,000	497,374
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,169,360
5.000%, 1/1/2024	1,000,000	1,186,370
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,723,600
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,013,922
State of Illinois:
5.000%, 3/1/2020	500,000	530,195
5.000%, 4/1/2024, Call 4/1/2023	500,000	550,120
5.000%, 11/1/2025	7,000,000	7,828,380
5.000%, 2/1/2027	1,000,000	1,119,270
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,095,750
5.000%, 11/1/2033, Call 11/1/2026	8,000,000	8,506,800
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,497,104
Other securities		134,809,236

		250,473,512

Indiana — 2.3%
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	258,623
5.000%, 8/15/2020	700,000	753,914
5.000%, 10/1/2022	300,000	343,491
5.000%, 10/1/2023	400,000	464,288
5.000%, 10/1/2024, Call 10/1/2023	275,000	318,013
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,536,910
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,070,140
Other securities		29,858,912

		37,604,291

Iowa — 0.4%
Other securities		6,188,032

Description	Principal Amount	Value
Municipals (continued)

Kansas — 0.2%
Other securities		$3,586,716

Kentucky — 1.1%
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	$100,000	106,358
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,380,220
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,185,331
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,748,295
Other securities		12,002,895

		18,423,099

Louisiana — 2.4%
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,678,304
4.000%, 3/1/2021	3,585,000	3,868,000
State of Louisiana, 1.332% (LIBOR 1 Month+47 basis points), 5/1/2018, Call 11/1/2017 (7)	7,000,000	7,001,820
Other securities		24,144,303

		38,692,427

Maine — 0.6%
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,880,475
Other securities		2,079,198

		9,959,673

Maryland — 1.0%
Maryland Health & Higher Educational Facilities Authority:
5.000%, 5/15/2042, Call 5/15/2027	4,750,000	5,436,138
5.750%, 7/1/2034, Call 7/1/2021	775,000	910,369
Other securities		9,797,919

		16,144,426

Massachusetts — 1.1%
Commonwealth of Massachusetts, NATL-RE FGIC:
1.620%, 12/1/2030, Call 9/5/2017 (12)(13)	1,450,000	1,338,347
1.635%, 12/1/2030, Call 9/7/2017 (12)(13)	7,375,000	6,807,051
Other securities		9,858,191

		18,003,589

Michigan — 4.0%
Other securities		65,028,317

Minnesota — 0.5%
Other securities		7,535,094

Mississippi — 0.3%
Other securities		5,119,717

Missouri — 2.1%
Other securities		33,511,469

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Nebraska — 0.4%
Other securities		$7,099,821

Nevada — 1.3%
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	$1,200,000	1,412,484
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,172,240
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,679,600
Other securities		13,490,247

		20,754,571

New Hampshire — 0.1%
Other securities		1,387,119

New Jersey — 3.7%
New Jersey Economic Development Authority:
5.000%, 11/1/2021	4,600,000	5,091,004
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,910,175
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	6,520,000	6,905,658
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,928,824
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,895,372
New Jersey State Turnpike Authority, NATL-RE:
1.365%, 1/1/2030, Call 9/5/2017 (12)(13)	350,000	316,493
1.365%, 1/1/2030, Call 9/7/2017 (12)(13)	475,000	429,522
1.367%, 1/1/2030, Call 9/1/2017 (12)(13)	1,900,000	1,718,138
1.418%, 1/1/2030, Call 9/1/2017 (12)(13)	500,000	452,142
New Jersey Transportation Trust Fund Authority:
1.790% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (7)	5,000,000	4,940,650
5.000%, 6/15/2022	500,000	560,700
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,471,050
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,421,720
5.250%, 12/15/2023	240,000	278,554
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,462,500
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,226,200
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,214,391

Description	Principal Amount	Value
Municipals (continued)

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	$440,000	$374,444
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	587,505
5.000%, 1/1/2040, Call 1/1/2028	1,000,000	1,182,180
Other securities		6,863,130

		60,230,352

New Mexico — 1.3%
New Mexico Municipal Energy Acquisition Authority, 1.575% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (7)	10,000,000	10,001,500
Other securities		10,166,732

		20,168,232

New York — 6.1%
City of New York, AGM, 0.920%, 11/1/2026 (12)	7,800,000	7,800,000
Metropolitan Transportation Authority, 1.175% (LIBOR 1 Month+35 basis points), 11/1/2017, Call 10/2/2017 (7)	2,800,000	2,800,112
Metropolitan Transportation Authority, AGM, 1.450% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 11/15/2017 (7)	3,950,000	3,952,568
New York City Transitional Finance Authority:
0.920%, 8/1/2022, Call 9/1/2017 (12)	5,855,000	5,855,000
0.920%, 8/1/2023, Call 9/1/2017 (12)	4,600,000	4,600,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,765,474
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,222,990
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,445,980
5.000%, 2/1/2038, Call 2/1/2027	4,000,000	4,733,840
5.000%, 2/1/2039, Call 2/1/2027	4,000,000	4,722,960
New York State Dormitory Authority, 5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,765,084
Other securities		44,788,890

		98,452,898

North Carolina — 0.8%
Other securities		12,223,494

North Dakota — 1.3%
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,761,104
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,452,690
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,265,878
Other securities		15,009,581

		21,489,253

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio — 4.0%
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	$2,320,000	$2,574,759
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,411,287
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,374,864
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,120,440
Other securities		55,139,319

		64,620,669

Oklahoma — 0.9%
Other securities		13,977,900

Oregon — 0.8%
Other securities		12,128,205

Pennsylvania — 2.3%
Pennsylvania Turnpike Commission:
1.770% (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (7)	5,000,000	5,075,000
5.000%, 12/1/2030, Call 12/1/2020 (15)	215,000	242,314
5.000%, 12/1/2030, Call 12/1/2020 (15)	120,000	135,245
5.000%, 12/1/2030, Call 12/1/2020 (15)	250,000	276,530
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,574,290
6.000%, 12/1/2034, Call 12/1/2020 (15)	55,000	63,734
6.000%, 12/1/2034, Call 12/1/2020 (15)	70,000	81,117
6.000%, 12/1/2034, Call 12/1/2020 (15)	270,000	312,879
Other securities		28,104,426

		37,865,535

Rhode Island — 0.7%
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (16)	300,000	308,010
3.950%, 12/1/2017	250,000	251,592
4.000%, 12/1/2022, Call 12/1/2021 (16)	2,885,000	3,082,997
4.200%, 12/1/2018, Call 12/1/2017	600,000	605,052
4.250%, 12/1/2020, Call 12/1/2017	500,000	503,010
4.250%, 12/1/2025, Call 12/1/2021 (16)	2,205,000	2,313,795
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,006,420
4.750%, 12/1/2028, Call 12/1/2021 (16)	1,000,000	1,050,380
4.750%, 12/1/2029, Call 12/1/2021 (16)	275,000	288,412
Other securities		2,222,236

		11,631,904

Description	Principal Amount	Value
Municipals (continued)

South Carolina — 1.0%
Other securities		$16,806,643

South Dakota — 1.0%
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	$500,000	552,475
4.250%, 9/1/2023	740,000	842,897
4.500%, 9/1/2018	500,000	518,540
4.500%, 9/1/2020	900,000	987,417
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,175,926
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,090,264
5.000%, 9/1/2019	200,000	215,652
5.000%, 11/1/2022	715,000	837,472
5.000%, 8/1/2023	375,000	443,985
5.000%, 11/1/2023	625,000	744,588
5.000%, 8/1/2024	195,000	234,211
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,081,620
5.000%, 11/1/2024	650,000	783,673
5.000%, 11/1/2025, Call 11/1/2024	600,000	714,984
5.000%, 9/1/2027, Call 9/1/2024	720,000	834,221
Other securities		4,275,304

		15,333,229

Tennessee — 1.4%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,537,688
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,121,846
5.250%, 9/1/2021	3,810,000	4,346,524
5.250%, 9/1/2022	250,000	291,605
Other securities		5,433,049

		22,730,712

Texas — 6.6%
City of Houston Combined Utility System:
5.000%, 11/15/2028, Call 11/15/2025	3,540,000	4,302,870
5.000%, 11/15/2028, Call 11/15/2027	3,000,000	3,772,440
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,178,890
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,564,650
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,324,300
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,420,884
North Texas Tollway Authority:
1.590% (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2019, Call 7/1/2018 (7)	1,750,000	1,756,248
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,508,585

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Intermediate Tax-Free Fund* (continued)

Description	Principal Amount	Value
Municipals (continued)

Texas (continued)
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	$1,725,000	$1,835,883
North Texas Tollway Authority, BHAC:
5.125%, 1/1/2028, Call 1/1/2018	435,000	441,029
5.125%, 1/1/2028, Call 1/1/2018	65,000	65,829
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2037, Call 5/15/2024	5,145,000	5,461,057
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,500,837
Other securities		73,197,595

		106,331,097

Utah — 0.8%
Other securities		13,408,956

Vermont — 0.1%
Other securities		1,461,121

Virgin Islands — 0.2%
Other securities		3,618,568

Virginia — 0.4%
Other securities		6,419,505

Washington — 1.2%
Other securities		19,852,572

West Virginia — 0.2%
Other securities		2,658,975

Wisconsin — 3.7%
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,227,006
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,549,912
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	604,162
5.250%, 12/15/2027	1,930,000	2,324,724
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	21,797
4.750%, 10/15/2029, Call 10/15/2021	605,000	657,078
5.000%, 8/15/2018	1,000,000	1,037,680
5.000%, 6/1/2019	205,000	214,225
5.000%, 7/1/2019	990,000	1,056,380
5.000%, 8/15/2019	250,000	268,428
5.000%, 8/15/2019	955,000	1,027,313
5.000%, 8/15/2020	1,060,000	1,178,031
5.000%, 8/15/2021	1,160,000	1,327,748
5.000%, 10/1/2022	750,000	878,070
5.000%, 6/1/2026, Call 6/1/2020	135,000	149,653
5.000%, 8/15/2027, Call 8/15/2022	500,000	587,480

Description	Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
5.000%, 8/15/2029, Call 8/15/2022	$1,700,000	$2,015,316
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,081,162
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,083,970
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,927,400
5.250%, 6/1/2034, Call 6/1/2020	300,000	328,035
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,781,569
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,054,382
Other securities		24,191,169

		60,572,690

Wyoming — 0.1%
Other securities		1,614,905

Total Municipals (identified cost $1,519,664,582)		1,591,471,242

Mutual Funds — 1.0%
Other securities (4)		16,625,697

Total Mutual Funds (identified cost $15,715,415)		16,625,697

Short-Term Investments — 0.1%

Mutual Funds — 0.0%
Other securities (4)		79,783

Short-Term Municipals — 0.1%

New York — 0.1%
Other securities		2,008,460

Total Short-Term Investments (identified cost $2,087,745)		2,088,243

Total Investments — 99.5% (identified cost $1,537,467,742)		1,610,185,182
Other Assets and Liabilities — 0.5%		7,978,573

Total Net Assets — 100.0%		$1,618,163,755

Strategic Income Fund

Description	Principal Amount	Value
Asset-Backed Security — 0.2%

Federal Home Loan Mortgage Corporation — 0.2%
1.494% (LIBOR 1 Month+26 basis points), 8/25/2031, (Series T-32) (7)	$257,659	$252,973

Total Asset-Backed Securities (identified cost $257,659)		252,973

Collateralized Mortgage Obligations — 10.6%

Federal National Mortgage Association — 0.5%
1.634% (LIBOR 1 Month+40 basis points), 4/25/2034, (Series 2004-25) (7)	208,668	210,001
4.000%, 3/25/2041, (Series 2012-21)	327,805	344,225

		554,226

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Collateralized Mortgage Obligations (continued)

Private Sponsor — 10.1%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	$864,630	$873,309
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	267,460	283,226
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.123%, 7/25/2037 (12)	498,714	458,236
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	606,599	629,261
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	127,291	112,015
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	158,685	157,885
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 3.385%, 11/25/2034 (12)	716,826	731,259
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	776,071	694,183
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	676,491	655,342
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 3.326%, 12/25/2034 (12)	627,380	606,798
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	385,302	387,013
Class 1A9, (Series 2007-8), 6.000%, 7/25/2037	3,388,756	3,416,130
Class A1, (Series 2006-AR19), 3.081%, 12/25/2036 (12)	831,968	774,430
Class A1, (Series 2007-15), 6.000%, 11/25/2037	722,127	719,147
Class A6, (Series 2007-7), 6.000%, 6/25/2037	443,278	446,955
Class A8, (Series 2007-11), 6.000%, 8/25/2037	524,313	525,872

		11,471,061

Total Collateralized Mortgage Obligations (identified cost $11,923,992)		12,025,287

Commercial Mortgage Securities — 6.0%

Private Sponsor — 6.0%
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (12)	1,000,000	1,043,796
FREMF Mortgage Trust, Class C, (Series 2012-K21), 4.071%, 7/25/2045 (6)(12)	1,500,000	1,541,655

Description	Principal Amount	Value
Commercial Mortgage Securities (continued)

Private Sponsor (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (12)	$2,000,000	$2,100,898
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (6)(12)	2,000,000	2,074,290

Total Commercial Mortgage Securities (identified cost $6,568,258)		6,760,639

Corporate Bonds & Notes — 66.0%

Auto Manufacturers — 1.9%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (6)	700,000	691,882
Ford Motor Credit Co. LLC, 2.565% (LIBOR 3 Month+127 basis points), 3/28/2022 (7)	1,000,000	1,008,547
General Motors Financial Co., Inc., 3.700%, 5/9/2023 (1)	500,000	510,416

		2,210,845

Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022 (1)	750,000	777,187

Banks — 7.7%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (6)	500,000	530,249
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (6)	1,000,000	1,050,200
Canadian Imperial Bank of Commerce, 1.743% (LIBOR 3 Month+52 basis points), 9/6/2019 (7)	800,000	803,790
Capital One Financial Corp.:
2.069% (LIBOR 3 Month+76 basis points), 5/12/2020 (7)	750,000	753,187
4.200%, 10/29/2025 (1)	750,000	774,988
Goldman Sachs Group, Inc.:
2.511% (LIBOR 3 Month+120 basis points), 4/30/2018 (7)	500,000	503,176
2.424% (LIBOR 3 Month+111 basis points), 4/26/2022 (7)	1,000,000	1,010,889
HSBC Holdings PLC, 4.250%, 3/14/2024	1,000,000	1,054,200
Morgan Stanley:
2.041% (LIBOR 3 Month+74 basis points), 1/5/2018 (1)(7)	1,000,000	1,002,027
2.053% (LIBOR 3 Month+74 basis points), 7/23/2019 (7)	500,000	503,616
Westpac Banking Corp., 1.876% (LIBOR 3 Month+56 basis points), 8/19/2019 (7)	750,000	753,939

		8,740,261

Chemicals — 1.3%
CF Industries, Inc., 3.450%, 6/1/2023 (1)	1,550,000	1,511,250

Commercial Services — 2.6%
ADT Corp., 4.875%, 7/15/2032 (1)(6)	1,000,000	931,250
Avis Budget Car Rental LLC, 5.125%, 6/1/2022 (1)(6)	750,000	754,687

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Services (continued)
Hertz Corp., 5.875%, 10/15/2020 (1)	$500,000	$482,500
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	796,875

		2,965,312

Computers — 1.3%
Dell International LLC, 5.450%, 6/15/2023 (6)	750,000	822,622
Seagate HDD Cayman, 4.875%, 6/1/2027 (1)	750,000	709,324

		1,531,946

Diversified Financial Services — 3.5%
Ally Financial, Inc., 5.750%, 11/20/2025	1,250,000	1,354,312
American Express Credit Corp., 1.805% (LIBOR 3 Month+49 basis points), 8/15/2019 (7)	500,000	502,450
Discover Financial Services, 4.100%, 2/9/2027	500,000	513,165
Fly Leasing, Ltd., 6.375%, 10/15/2021 (1)	750,000	788,438
Jefferies Finance LLC, 7.500%, 4/15/2021 (1)(6)	750,000	776,250

		3,934,615

Electric — 0.7%
Dynegy, Inc., 7.375%, 11/1/2022 (1)	750,000	778,125

Electrical Components & Equipment — 0.5%
Belden, Inc., 5.250%, 7/15/2024 (6)	500,000	517,500

Electronics — 0.7%
Ingram Micro, Inc., 5.450%, 12/15/2024 (1)	750,000	764,329

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/2025	750,000	716,250

Food — 3.5%
Kellogg Co., 2.650%, 12/1/2023	750,000	752,498
Kroger Co., 4.450%, 2/1/2047 (1)	1,200,000	1,161,275
Minerva Luxembourg SA, 6.500%, 9/20/2026 (6)	750,000	755,100
Mondelez International Holdings Netherlands BV, 1.924% (LIBOR 3 Month+61 basis points), 10/28/2019 (6)(7)	750,000	753,156
Post Holdings, Inc., 5.000%, 8/15/2026 (1)(6)	500,000	501,250

		3,923,279

Forest Products & Paper — 0.7%
Suzano Austria GmbH, 7.000%, 3/16/2047 (1)(6)	750,000	815,625

Healthcare-Products — 0.7%
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025 (1)	750,000	763,271

Healthcare-Services — 0.4%
CHS/Community Health Systems, Inc., 8.000%, 11/15/2019 (1)	500,000	497,500

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Holding Companies-Diversified — 0.5%
Leucadia National Corp., 5.500%, 10/18/2023	$500,000	$538,614

Home Builders — 1.1%
CalAtlantic Group, Inc., 5.000%, 6/15/2027	750,000	753,750
K Hovnanian Enterprises, Inc., 10.000%, 7/15/2022 (6)	500,000	515,000

		1,268,750

Household Products/Wares — 0.5%
ACCO Brands Corp., 5.250%, 12/15/2024 (6)	500,000	516,250

Insurance — 0.7%
Voya Financial, Inc., 3.650%, 6/15/2026	750,000	762,686

Internet — 0.4%
eBay, Inc., 2.181% (LIBOR 3 Month+87 basis points), 1/30/2023 (7)	500,000	503,005

Iron/Steel — 1.8%
GTL Trade Finance, Inc., 5.893%, 4/29/2024 (6)	1,000,000	1,065,000
Vale SA, 5.625%, 9/11/2042 (1)	1,000,000	1,022,500

		2,087,500

Media — 3.4%
Altice Finco SA, 7.625%, 2/15/2025 (1)(6)	800,000	848,000
Cablevision Systems Corp., 5.875%, 9/15/2022 (1)	750,000	785,625
SFR Group SA, 6.000%, 5/15/2022 (1)(6)	500,000	527,490
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (6)	750,000	789,375
Time Warner Cable LLC, 4.500%, 9/15/2042	1,000,000	927,157

		3,877,647

Mining — 3.2%
Anglo American Capital PLC, 4.875%, 5/14/2025 (1)(6)	1,000,000	1,066,200
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	500,000	532,308
HudBay Minerals, Inc., 7.250%, 1/15/2023 (1)(6)	750,000	810,000
Kinross Gold Corp.:
4.500%, 7/15/2027 (6)	25,000	25,063
6.875%, 9/1/2041	750,000	808,125
Teck Resources, Ltd., 3.750%, 2/1/2023 (1)	350,000	353,745

		3,595,441

Miscellaneous Manufacturing — 1.4%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,550,000	1,572,463

Oil & Gas — 6.0%
Ecopetrol SA, 5.875%, 5/28/2045	750,000	732,638
Ensco PLC:
4.500%, 10/1/2024 (1)	1,000,000	735,000
5.200%, 3/15/2025 (1)	1,000,000	750,000
PBF Holding Co. LLC, 7.250%, 6/15/2025 (1)(6)	750,000	744,375
Petrobras Global Finance BV, 5.750%, 1/20/2020	1,000,000	1,054,000

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Strategic Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Petroleos Mexicanos:
5.375%, 3/13/2022 (6)	$750,000	$805,687
5.500%, 6/27/2044	1,000,000	943,500
Rowan Cos., Inc.:
4.875%, 6/1/2022 (1)	250,000	228,125
4.750%, 1/15/2024 (1)	1,000,000	810,000

		6,803,325

Pharmaceuticals — 1.1%
Endo Finance LLC, 5.750%, 1/15/2022 (6)	500,000	450,000
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	1,000,000	846,092

		1,296,092

Pipelines — 1.6%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)(6)	750,000	778,125
Energy Transfer LP, 4.900%, 3/15/2035	1,000,000	993,809

		1,771,934

Real Estate Investment Trusts — 4.1%
EPR Properties:
5.250%, 7/15/2023	1,250,000	1,351,152
4.500%, 6/1/2027 (1)	750,000	763,495
GEO Group, Inc., 5.125%, 4/1/2023	1,000,000	1,008,750
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	517,500
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	1,057,369

		4,698,266

Retail — 3.0%
JC Penney Corp., Inc., 5.650%, 6/1/2020 (1)	750,000	744,975
L Brands, Inc.:
6.950%, 3/1/2033	1,000,000	967,500
7.600%, 7/15/2037	500,000	495,000
New Red Finance, Inc., 4.250%, 5/15/2024 (1)(6)	650,000	659,750
Party City Holdings, Inc., 6.125%, 8/15/2023 (1)(6)	500,000	525,000

		3,392,225

Software — 0.7%
VMware, Inc., 3.900%, 8/21/2027	750,000	757,897

Sovereign — 3.3%
Costa Rica Government International Bond, 5.625%, 4/30/2043 (6)	800,000	731,000
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (6)	750,000	773,548
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (6)	750,000	750,000
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (6)	500,000	501,886
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (6)	1,000,000	1,038,068

		3,794,502

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications — 4.1%
CenturyLink, Inc., 5.625%, 4/1/2025 (1)	$750,000	$716,250
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022 (6)	1,000,000	1,030,000
CommScope, Inc., 5.500%, 6/15/2024 (6)	1,000,000	1,046,250
Motorola Solutions, Inc., 4.000%, 9/1/2024 (1)	500,000	514,018
Sprint Communications, Inc., 6.000%, 11/15/2022 (1)	500,000	533,125
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (6)	750,000	769,093

		4,608,736

Textiles — 0.7%
Cintas Corp. No. 2, 2.900%, 4/1/2022	750,000	770,216

Transportation — 0.9%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (6)	1,000,000	1,044,937

Venture Capital — 0.7%
Icahn Enterprises LP, 5.875%, 2/1/2022 (1)	750,000	775,087

Total Corporate Bonds & Notes (identified cost $73,694,027)		74,882,868

U.S. Government Agency-Mortgage Securities — 15.6%

Federal Home Loan Mortgage Corporation — 4.8%
3.500%, 4/1/2042	82,937	86,591
4.000%, 10/1/2031	1,390,930	1,485,591
4.000%, 12/1/2040	399,338	425,980
4.500%, 9/1/2031	411,981	445,161
4.500%, 7/1/2040	30,489	33,218
4.500%, 11/1/2040	854,308	928,254
4.500%, 2/1/2041	1,197,903	1,292,551
5.000%, 12/1/2022	113,589	119,739
5.000%, 1/1/2040	257,520	283,925
5.500%, 11/1/2018	25,867	26,074
5.500%, 10/1/2021	114,830	120,487
5.500%, 7/1/2035	49,913	55,667
6.000%, 12/1/2036	26,374	29,862
6.000%, 12/1/2037	10,341	11,610
7.500%, 4/1/2024	34,027	37,960
7.500%, 4/1/2027	19,325	22,328
8.000%, 8/1/2030	19,829	23,495
8.500%, 9/1/2024	18,152	20,253
9.000%, 6/1/2019	1,382	1,390
9.500%, 2/1/2025	6,286	6,354

		5,456,490

Federal National Mortgage Association — 9.1%
3.000%, 8/1/2032	223,669	231,622
3.500%, 7/1/2032	437,616	459,773
4.000%, 11/1/2031	809,521	864,677
4.000%, 3/1/2041	284,386	303,862
4.000%, 9/1/2043	1,128,205	1,205,934
4.500%, 4/1/2041	2,281,733	2,475,915
4.500%, 6/1/2042	992,064	1,083,173
5.000%, 5/1/2018	29,071	29,776
5.500%, 1/1/2023	131,734	145,639
5.500%, 10/1/2024	220,435	243,703
5.500%, 2/1/2036	170,427	191,114
5.500%, 7/1/2036	352,317	394,803

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Strategic Income Fund (continued)

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
5.500%, 8/1/2037	$644,079	$722,321
6.000%, 9/1/2021	163,931	172,583
6.000%, 5/1/2039	599,402	681,864
6.500%, 8/1/2030	365,735	411,311
6.500%, 12/1/2031	21,247	24,415
6.500%, 11/1/2037	71,879	80,548
7.000%, 3/1/2029	48,433	56,631
7.000%, 7/1/2029	138,060	156,811
7.000%, 2/1/2030	93,596	104,729
7.500%, 10/1/2030	21,744	24,442
8.000%, 10/1/2028	165,171	184,758
8.000%, 4/1/2030	38,740	46,943

		10,297,347

Government National Mortgage Association — 1.7%
5.000%, 4/15/2034	279,397	307,068
5.500%, 9/15/2033	666,167	748,582
6.000%, 12/20/2033	697,823	801,916
7.000%, 8/15/2031	38,368	44,234
9.500%, 10/15/2024	4,618	4,637

		1,906,437

Total U.S. Government Agency-Mortgage Securities
(identified cost $16,947,014)		17,660,274

Short-Term Investments — 22.1%

Collateral Pool Investments for Securities on Loan — 21.3%

Collateral pool allocation (3)		24,164,624

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	937,935	938,029

Total Short-Term Investments (identified cost $25,102,653)		25,102,653

Total Investments — 120.5% (identified cost $134,493,603)		136,684,694
Other Assets and Liabilities — (20.5)%		(23,292,207)

Total Net Assets — 100.0%		$113,392,487

TCH Corporate Income Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 93.7%

Aerospace/Defense — 1.0%
Lockheed Martin Corp., 2.500%, 11/23/2020 (1)	$2,500,000	$2,545,245

Agriculture — 1.8%
Philip Morris International, Inc.:
2.000%, 2/21/2020 (1)	2,000,000	2,007,190
2.900%, 11/15/2021	1,000,000	1,027,082
Reynolds American, Inc., 2.300%, 6/12/2018 (1)	1,500,000	1,506,213

		4,540,485

Apparel — 0.8%
Ralph Lauren Corp., 2.125%, 9/26/2018	2,000,000	2,010,218

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Auto Manufacturers — 3.0%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (6)	$2,500,000	$2,471,007
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	2,061,008
Ford Motor Credit Co. LLC, 2.243% (LIBOR 3 Month+93 basis points), 11/4/2019 (7)	1,500,000	1,510,511
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	1,014,519
4.350%, 1/17/2027	500,000	514,431

		7,571,476

Banks — 9.5%
Banco Santander SA, 2.865% (LIBOR 3 Month+156 basis points), 4/11/2022 (7)	2,000,000	2,066,056
Bank of America Corp.:
2.169% (LIBOR 3 Month+87 basis points), 4/1/2019 (1)(7)	1,000,000	1,009,558
2.344% (LIBOR 3 Month+104 basis points), 1/15/2019 (7)	2,000,000	2,021,228
Canadian Imperial Bank of Commerce, 1.743% (LIBOR 3 Month+52 basis points), 9/6/2019 (7)	2,000,000	2,009,474
Capital One Financial Corp., 2.171% (LIBOR 3 Month+95 basis points), 3/9/2022 (7)	1,000,000	1,000,611
Citigroup, Inc., 2.632% (LIBOR 3 Month+143 basis points), 9/1/2023 (1)(7)	2,000,000	2,042,894
Goldman Sachs Group, Inc.:
2.415% (LIBOR 3 Month+110 basis points), 11/15/2018 (7)	1,000,000	1,009,340
2.424% (LIBOR 3 Month+111 basis points), 4/26/2022 (7)	1,000,000	1,010,889
HSBC Holdings PLC, 2.977% (LIBOR 3 Month+166 basis points), 5/25/2021 (7)	1,500,000	1,552,728
JPMorgan Chase & Co., 2.127% (LIBOR 3 Month+84 basis points), 3/22/2019 (7)	2,000,000	2,017,124
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	1,500,000	1,526,213
Morgan Stanley, 2.053% (LIBOR 3 Month+74 basis points), 7/23/2019 (7)	1,500,000	1,510,848
Toronto-Dominion Bank, 2.303% (LIBOR 3 Month+100 basis points), 4/7/2021 (7)	2,000,000	2,042,796
U.S. Bank NA, 1.633% (LIBOR 3 Month+32 basis points), 1/24/2020 (7)	1,500,000	1,504,584
Wells Fargo Bank NA, 1.917% (LIBOR 3 Month+60 basis points), 5/24/2019 (7)	1,000,000	1,007,212
Westpac Banking Corp., 1.876% (LIBOR 3 Month+56 basis points), 8/19/2019 (7)	1,000,000	1,005,252

		24,336,807

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Beverages — 2.5%
Anheuser-Busch InBev Finance, Inc.:
2.571% (LIBOR 3 Month+126 basis points), 2/1/2021 (7)	$1,250,000	$1,290,910
2.650%, 2/1/2021 (1)	1,500,000	1,531,689
Molson Coors Brewing Co., 2.250%, 3/15/2020 (1)(6)	1,500,000	1,507,139
PepsiCo, Inc., 1.481% (LIBOR 3 Month+17 basis points), 4/30/2018 (7)	2,000,000	2,002,418

		6,332,156

Biotechnology — 0.5%
Amgen, Inc., 2.200%, 5/22/2019	1,300,000	1,307,925

Chemicals — 2.6%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)	1,000,000	1,133,750
CF Industries, Inc., 5.375%, 3/15/2044 (1)	2,000,000	1,832,500
EI du Pont de Nemours & Co., 1.841% (LIBOR 3 Month+53 basis points), 5/1/2020 (7)	1,500,000	1,513,839
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (6)	500,000	513,750
6.750%, 9/19/2042 (6)	1,500,000	1,693,500

		6,687,339

Commercial Services — 0.7%
ADT Corp.:
4.125%, 6/15/2023	500,000	507,500
4.875%, 7/15/2032 (6)	250,000	232,813
Hertz Corp., 6.750%, 4/15/2019	1,000,000	996,875

		1,737,188

Computers — 4.1%
Apple, Inc., 2.250%, 2/23/2021	2,000,000	2,023,492
Dell International LLC, 8.350%, 7/15/2046 (1)(6)	2,000,000	2,588,426
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	1,000,000	1,063,235
International Business Machines Corp., 1.547% (LIBOR 3 Month+23 basis points), 1/27/2020 (7)	2,500,000	2,508,680
Seagate HDD Cayman, 5.750%, 12/1/2034	2,500,000	2,334,692

		10,518,525

Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC, 3.950%, 2/1/2022 (1)	2,000,000	2,088,292
American Express Credit Corp., 1.817% (LIBOR 3 Month+55 basis points), 3/18/2019 (7)	1,500,000	1,509,009
Capital One Bank USA NA, 2.250%, 2/13/2019 (1)	1,200,000	1,204,883
Discover Financial Services, 4.100%, 2/9/2027 (1)	2,000,000	2,052,660
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,000,000	1,020,522
Jefferies Group, LLC, 6.500%, 1/20/2043	500,000	571,914

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Legg Mason, Inc., 4.750%, 3/15/2026	$500,000	$540,051
Mastercard, Inc., 2.000%, 11/21/2021 (1)	1,000,000	999,919

		9,987,250

Electric — 0.8%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	2,000,000	2,080,000

Food — 3.0%
Kraft Heinz Foods Co.:
2.800%, 7/2/2020	1,500,000	1,528,319
3.000%, 6/1/2026	2,000,000	1,930,392
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	2,177,390
Mondelez International, Inc., 1.831% (LIBOR 3 Month+52 basis points), 2/1/2019 (7)	2,000,000	2,005,014

		7,641,115

Forest Products & Paper — 0.8%
International Paper Co., 3.000%, 2/15/2027 (1)	2,000,000	1,946,312

Healthcare-Products — 4.7%
Abbott Laboratories:
4.750%, 11/30/2036	1,500,000	1,649,628
4.900%, 11/30/2046 (1)	2,000,000	2,244,776
Becton, Dickinson and Co.:
2.675%, 12/15/2019 (1)	1,500,000	1,522,327
4.685%, 12/15/2044 (1)	2,000,000	2,109,318
Medtronic, Inc., 2.046% (LIBOR 3 Month+80 basis points), 3/15/2020 (7)	2,000,000	2,031,718
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	1,022,034
Zimmer Biomet Holdings, Inc., 2.700%, 4/1/2020	1,500,000	1,518,837

		12,098,638

Healthcare-Services — 0.8%
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024	2,000,000	2,028,836

Holding Companies-Diversified — 0.2%
Leucadia National Corp., 6.625%, 10/23/2043 (1)	500,000	544,478

Insurance — 3.6%
Berkshire Hathaway Finance Corp.:
1.555% (LIBOR 3 Month+25 basis points), 1/11/2019 (7)	1,000,000	1,003,336
1.770% (LIBOR 3 Month+55 basis points), 3/7/2018 (7)	2,000,000	2,006,104
Lincoln National Corp., 3.625%, 12/12/2026	2,000,000	2,051,056
Metropolitan Life Global Funding I, 1.697% (LIBOR 3 Month+43 basis points), 12/19/2018 (6)(7)	2,000,000	2,008,124
Unum Group, 4.000%, 3/15/2024	2,000,000	2,115,460

		9,184,080

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Internet — 3.7%
Amazon.com, Inc.:
2.500%, 11/29/2022 (1)	$2,500,000	$2,533,237
2.800%, 8/22/2024 (6)	1,500,000	1,524,608
4.050%, 8/22/2047 (6)	1,500,000	1,549,697
eBay, Inc.:
2.181% (LIBOR 3 Month+87 basis points), 1/30/2023 (7)	2,500,000	2,515,022
4.000%, 7/15/2042	1,500,000	1,368,210

		9,490,774

Iron/Steel — 1.5%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6)	2,500,000	2,607,500
Vale Overseas, Ltd., 8.250%, 1/17/2034	1,000,000	1,262,500

		3,870,000

Lodging — 1.2%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,097,409
Wyndham Worldwide Corp., 4.500%, 4/1/2027	2,000,000	2,038,448

		3,135,857

Media — 2.8%
Charter Communications Operating LLC, 6.484%, 10/23/2045 (1)	2,500,000	2,881,990
Cox Communications, Inc., 4.600%, 8/15/2047 (6)	1,500,000	1,527,577
Scripps Networks Interactive, Inc., 2.750%, 11/15/2019	1,000,000	1,011,976
Viacom, Inc.:
4.375%, 3/15/2043 (1)	1,050,000	905,267
4.850%, 12/15/2034 (1)	1,000,000	966,778

		7,293,588

Mining — 0.4%
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	1,000,000	1,064,617

Miscellaneous Manufacturing — 0.4%
Siemens Financieringsmaatschappij NV, 1.590% (LIBOR 3 Month+34 basis points), 3/16/2020 (6)(7)	1,000,000	1,001,933

Oil & Gas — 6.7%
BP Capital Markets PLC, 2.120% (LIBOR 3 Month+87 basis points), 9/16/2021 (7)	2,000,000	2,035,914
Chevron Corp., 1.428% (LIBOR 3 Month+21 basis points), 3/3/2020 (7)	3,000,000	3,010,077
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,066,500
7.375%, 9/18/2043 (1)	1,500,000	1,692,750
Ensco PLC:
4.500%, 10/1/2024	1,000,000	735,000
5.200%, 3/15/2025 (1)	1,000,000	750,000
Exxon Mobil Corp., 1.917% (LIBOR 3 Month+60 basis points), 2/28/2018 (1)(7)	2,000,000	2,006,386

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Oil & Gas (continued)
Petroleos Mexicanos, 5.625%, 1/23/2046	$2,000,000	$1,888,000
Phillips 66, 1.954% (LIBOR 3 Month+65 basis points), 4/15/2019 (6)(7)	2,000,000	2,002,016
Shell International Finance BV, 3.750%, 9/12/2046	1,000,000	976,250
Transocean, Inc., 9.350%, 12/15/2041	1,000,000	922,500

		17,085,393

Pharmaceuticals — 7.4%
Allergan Funding SCS:
4.550%, 3/15/2035	500,000	539,382
4.850%, 6/15/2044	1,500,000	1,658,541
Bristol-Myers Squibb Co., 2.000%, 8/1/2022 (1)	2,500,000	2,490,647
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	1,500,000	1,584,810
Johnson & Johnson, 1.472% (LIBOR 3 Month+27 basis points), 3/1/2019 (7)	2,000,000	2,007,748
Merck & Co., Inc., 2.350%, 2/10/2022 (1)	2,500,000	2,542,292
Novartis Capital Corp., 2.400%, 5/17/2022 (1)	1,000,000	1,013,981
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	1,500,000	1,548,684
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021 (1)	1,000,000	993,747
2.875%, 9/23/2023	2,000,000	1,992,258
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,000,000	1,692,184
Zoetis, Inc., 3.250%, 2/1/2023 (1)	1,000,000	1,035,737

		19,100,011

Pipelines — 2.8%
Energy Transfer LP:
5.150%, 3/15/2045	2,000,000	1,943,590
6.500%, 2/1/2042	1,500,000	1,688,121
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	311,730
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	3,126,819

		7,070,260

Real Estate Investment Trusts — 2.3%
EPR Properties:
4.500%, 6/1/2027 (1)	1,500,000	1,526,990
5.250%, 7/15/2023	1,000,000	1,080,922
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	500,000	530,738
4.500%, 3/15/2025	1,500,000	1,557,807
Kimco Realty Corp., 3.300%, 2/1/2025	1,250,000	1,261,191

		5,957,648

Retail — 6.4%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	1,000,000	911,306
Coach, Inc., 4.125%, 7/15/2027	2,500,000	2,519,977

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

TCH Corporate Income Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Retail (continued)
CVS Health Corp.:
2.125%, 6/1/2021 (1)	$2,000,000	$1,995,072
2.250%, 12/5/2018 (1)	1,250,000	1,258,450
L Brands, Inc.:
6.950%, 3/1/2033	600,000	580,500
7.600%, 7/15/2037	500,000	495,000
Lowe’s Cos., Inc., 1.842% (LIBOR 3 Month+60 basis points), 9/14/2018 (7)	2,000,000	2,011,566
McDonald’s Corp.:
2.100%, 12/7/2018	750,000	755,092
2.750%, 12/9/2020 (1)	1,500,000	1,537,637
O’Reilly Automotive, Inc., 3.600%, 9/1/2027	2,000,000	2,011,724
Target Corp., 3.625%, 4/15/2046	2,500,000	2,355,627

		16,431,951

Semiconductors — 1.6%
QUALCOMM, Inc.:
1.676% (LIBOR 3 Month+36 basis points), 5/20/2019 (7)	2,500,000	2,509,880
4.800%, 5/20/2045 (1)	1,500,000	1,658,007

		4,167,887

Software — 4.7%
Activision Blizzard, Inc., 4.500%, 6/15/2047 (1)	2,000,000	2,086,284
CA, Inc., 4.700%, 3/15/2027 (1)	2,500,000	2,662,880
Microsoft Corp.:
2.000%, 8/8/2023 (1)	1,750,000	1,729,558
2.875%, 2/6/2024	500,000	514,616
Oracle Corp.:
1.814% (LIBOR 3 Month+51 basis points), 10/8/2019 (7)	2,000,000	2,018,540
2.400%, 9/15/2023 (1)	1,000,000	1,002,944
VMware, Inc., 3.900%, 8/21/2027	2,000,000	2,021,058

		12,035,880

Sovereign — 0.8%
Costa Rica Government International Bond, 7.158%, 3/12/2045 (6)	2,000,000	2,145,000

Telecommunications — 4.9%
AT&T, Inc.:
2.227% (LIBOR 3 Month+91 basis points), 11/27/2018 (7)	1,235,000	1,245,065
5.150%, 3/15/2042	2,000,000	2,049,052
CenturyLink, Inc.:
7.600%, 9/15/2039	550,000	488,125
7.650%, 3/15/2042	1,000,000	885,000
Cisco Systems, Inc., 1.614% (LIBOR 3 Month+34 basis points), 9/20/2019 (7)	2,000,000	2,011,672
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	824,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	1,000,000	1,029,305

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications (continued)
Telecom Italia Capital SA, 7.200%, 7/18/2036 (1)	$1,500,000	$1,875,000
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	2,000,000	2,234,026

		12,641,245

Toys/Games/Hobbies — 0.8%
Mattel, Inc., 2.350%, 8/15/2021 (1)	2,000,000	1,969,936

Transportation — 0.2%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	559,270

Trucking & Leasing — 0.8%
Penske Truck Leasing Co. Lp, 3.300%, 4/1/2021 (6)	2,000,000	2,067,716

Total Corporate Bonds & Notes (identified cost $233,998,045)		240,187,039

Municipals — 0.2%

California — 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	565,325

Total Municipals (identified cost $500,000)		565,325

U.S. Government & U.S. Government Agency Obligations — 3.3%

U.S. Treasury Bonds & Notes — 3.3%
2.000%, 11/30/2022 (1)	3,000,000	3,036,681
2.000%, 8/15/2025 (1)	2,500,000	2,494,775
3.500%, 2/15/2018 (1)	3,000,000	3,032,076

Total U.S. Government & U.S. Government Agency Obligations (identified cost $8,598,271)		8,563,532

Short-Term Investments — 25.0%

Collateral Pool Investments for Securities on Loan — 23.3%

Collateral pool allocation (3)		59,729,711

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	4,410,395	4,410,836

Total Short-Term Investments (identified cost $64,140,547)		64,140,547

Total Investments — 122.2% (identified cost $307,236,863)		313,456,443
Other Assets and Liabilities — (22.2)%		(57,034,214)

Total Net Assets — 100.0%		$256,422,229

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 46.0%

Apparel — 0.4%
Ralph Lauren Corp., 2.125%, 9/26/2018	$4,000,000	$4,020,436

Auto Manufacturers — 2.6%
Daimler Finance North America LLC, 1.932% (LIBOR 3 Month+63 basis points), 1/6/2020 (6)(7)	10,000,000	10,061,400
Ford Motor Co., 5.291%, 12/8/2046 (1)	1,500,000	1,545,756
Ford Motor Credit Co. LLC:
2.243% (LIBOR 3 Month+93 basis points), 11/4/2019 (7)	4,000,000	4,028,028
2.244% (LIBOR 3 Month+94 basis points), 1/9/2018 (7)	7,000,000	7,016,275
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	5,000,000	5,072,595

		27,724,054

Banks — 7.6%
Banco Santander SA, 2.865% (LIBOR 3 Month+156 basis points), 4/11/2022 (7)	4,000,000	4,132,112
BB&T Corp., 1.816% (LIBOR 3 Month+57 basis points), 6/15/2020 (7)	3,000,000	3,017,916
Canadian Imperial Bank of Commerce, 1.743% (LIBOR 3 Month+52 basis points), 9/6/2019 (1)(7)	5,000,000	5,023,685
Capital One Financial Corp., 2.171% (LIBOR 3 Month+95 basis points), 3/9/2022 (7)	1,500,000	1,500,917
Citigroup, Inc.:
2.150% (LIBOR 3 Month+93 basis points), 6/7/2019 (1)(7)	4,500,000	4,543,321
2.289% (LIBOR 3 Month+107 basis points), 12/8/2021 (1)(7)	1,250,000	1,265,331
2.632% (LIBOR 3 Month+143 basis points), 9/1/2023 (1)(7)	5,000,000	5,107,235
Goldman Sachs Group, Inc.:
2.415% (LIBOR 3 Month+110 basis points), 11/15/2018 (7)	5,000,000	5,046,700
2.424% (LIBOR 3 Month+111 basis points), 4/26/2022 (7)	5,000,000	5,054,445
2.473% (LIBOR 3 Month+116 basis points), 4/23/2020 (7)	8,000,000	8,132,040
HSBC Holdings PLC, 2.977% (LIBOR 3 Month+166 basis points), 5/25/2021 (7)	5,000,000	5,175,760
JPMorgan Chase & Co.:
2.127% (LIBOR 3 Month+84 basis points), 3/22/2019 (7)	3,500,000	3,529,967
2.320% (LIBOR 3 Month+110 basis points), 6/7/2021 (7)	5,000,000	5,089,425
2.516% (LIBOR 3 Month+121 basis points), 10/29/2020 (7)	4,000,000	4,093,564

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Banks (continued)
Morgan Stanley, 2.041% (LIBOR 3 Month+74 basis points), 1/5/2018 (7)	$3,000,000	$3,006,081
Toronto-Dominion Bank, 2.303% (LIBOR 3 Month+100 basis points), 4/7/2021 (7)	4,500,000	4,596,291
U.S. Bank NA, 1.633% (LIBOR 3 Month+32 basis points), 1/24/2020 (7)	4,000,000	4,012,224
Wells Fargo Bank NA, 1.917% (LIBOR 3 Month+60 basis points), 5/24/2019 (7)	3,000,000	3,021,636
Westpac Banking Corp., 1.876% (LIBOR 3 Month+56 basis points), 8/19/2019 (7)	4,000,000	4,021,008

		79,369,658

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 2.571% (LIBOR 3 Month+126 basis points), 2/1/2021 (7)	3,000,000	3,098,184
PepsiCo, Inc., 1.481% (LIBOR 3 Month+17 basis points), 4/30/2018 (7)	5,000,000	5,006,045

		8,104,229

Chemicals — 1.6%
Braskem America Finance Co., 7.125%, 7/22/2041 (1)(6)	1,000,000	1,133,750
CF Industries, Inc., 5.150%, 3/15/2034 (1)	6,500,000	6,166,875
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (1)(6)	2,000,000	2,055,000
6.750%, 9/19/2042 (1)(6)	6,400,000	7,225,600

		16,581,225

Commercial Services — 0.4%
Hertz Corp., 6.750%, 4/15/2019	4,250,000	4,236,719

Computers — 2.6%
Apple, Inc., 2.250%, 2/23/2021	1,500,000	1,517,619
Dell International LLC, 8.350%, 7/15/2046 (1)(6)	5,500,000	7,118,171
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,126,470
International Business Machines Corp., 1.547% (LIBOR 3 Month+23 basis points), 1/27/2020 (7)	11,000,000	11,038,192
Seagate HDD Cayman:
4.875%, 6/1/2027 (1)	2,000,000	1,891,530
5.750%, 12/1/2034 (1)	3,500,000	3,268,570

		26,960,552

Diversified Financial Services — 1.6%
American Express Credit Corp.:
1.921% (LIBOR 3 Month+61 basis points), 7/31/2018 (1)(7)	3,000,000	3,012,102
2.092% (LIBOR 3 Month+78 basis points), 11/5/2018 (7)	5,000,000	5,037,655
Discover Financial Services, 4.100%, 2/9/2027	5,000,000	5,131,650

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Diversified Financial Services (continued)
Jefferies Group, LLC, 6.500%, 1/20/2043 (1)	$1,000,000	$1,143,828
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	2,106,201

		16,431,436

Electric — 0.4%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (6)	4,000,000	4,160,000

Food — 1.9%
Kraft Heinz Foods Co., 3.000%, 6/1/2026 (1)	8,000,000	7,721,568
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	4,838,645
Mondelez International Holdings Netherlands BV, 1.924% (LIBOR 3 Month+61 basis points), 10/28/2019 (6)(7)	7,000,000	7,029,456

		19,589,669

Healthcare-Products — 3.0%
Abbott Laboratories:
2.350%, 11/22/2019 (1)	10,000,000	10,093,470
4.750%, 11/30/2036	6,500,000	7,148,388
Becton, Dickinson and Co., 4.685%, 12/15/2044 (1)	7,000,000	7,382,613
Medtronic, Inc., 2.046% (LIBOR 3 Month+80 basis points), 3/15/2020 (7)	7,000,000	7,111,013

		31,735,484

Holding Companies-Diversified — 0.1%
Leucadia National Corp., 6.625%, 10/23/2043	500,000	544,478

Insurance — 1.1%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	2,000,000	2,049,654
Lincoln National Corp., 3.625%, 12/12/2026	4,500,000	4,614,876
Metropolitan Life Global Funding I, 1.697% (LIBOR 3 Month+43 basis points), 12/19/2018 (6)(7)	5,000,000	5,020,310

		11,684,840

Internet — 1.1%
eBay, Inc.:
2.181% (LIBOR 3 Month+87 basis points), 1/30/2023 (7)	7,500,000	7,545,068
4.000%, 7/15/2042	4,000,000	3,648,560

		11,193,628

Iron/Steel — 1.1%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6)	6,500,000	6,779,500
Vale Overseas, Ltd.:
6.875%, 11/21/2036 (1)	3,000,000	3,445,500
8.250%, 1/17/2034 (1)	1,500,000	1,893,750

		12,118,750

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Lodging — 0.3%
Wyndham Worldwide Corp., 4.150%, 4/1/2024 (1)	$3,000,000	$3,061,311

Media — 1.3%
Charter Communications Operating LLC, 4.464%, 7/23/2022	1,000,000	1,058,843
Cox Communications, Inc., 4.600%, 8/15/2047 (6)	5,650,000	5,753,875
Viacom, Inc., 4.375%, 3/15/2043	6,500,000	5,604,034
Walt Disney Co., 1.628% (LIBOR 3 Month+31 basis points), 5/30/2019 (7)	1,000,000	1,004,837

		13,421,589

Mining — 0.1%
Glencore Funding LLC, 4.625%, 4/29/2024 (6)	1,000,000	1,064,617

Oil & Gas — 3.8%
BP Capital Markets PLC, 2.120% (LIBOR 3 Month+87 basis points), 9/16/2021 (7)	7,000,000	7,125,699
Chevron Corp., 1.428% (LIBOR 3 Month+21 basis points), 3/3/2020 (7)	5,000,000	5,016,795
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	1,066,500
7.375%, 9/18/2043 (1)	6,000,000	6,771,000
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	3,375,000
5.750%, 10/1/2044	2,168,000	1,403,780
Exxon Mobil Corp., 1.917% (LIBOR 3 Month+60 basis points), 2/28/2018 (7)	2,500,000	2,507,982
Petroleos Mexicanos:
5.625%, 1/23/2046	3,000,000	2,832,000
6.375%, 1/23/2045 (1)	2,500,000	2,583,750
Phillips 66, 1.954% (LIBOR 3 Month+65 basis points), 4/15/2019 (6)(7)	2,000,000	2,002,016
Shell International Finance BV, 3.750%, 9/12/2046 (1)	4,500,000	4,393,125
Transocean, Inc., 9.350%, 12/15/2041	1,500,000	1,383,750

		40,461,397

Pharmaceuticals — 2.4%
Allergan Funding SCS:
4.550%, 3/15/2035 (1)	1,500,000	1,618,145
4.850%, 6/15/2044	1,500,000	1,658,541
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,490,647
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	5,000,000	5,282,700
Shire Acquisitions Investments Ireland DAC, 2.875%, 9/23/2023 (1)	7,000,000	6,972,903
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	4,230,460
Zoetis, Inc., 3.250%, 2/1/2023 (1)	2,500,000	2,589,342

		24,842,738

(See Notes which are an integral part of the Financial Statements)

BMO Funds

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines — 0.9%
Energy Transfer LP:
5.150%, 3/15/2045 (1)	$4,000,000	$3,887,180
6.500%, 2/1/2042	1,000,000	1,125,414
Kinder Morgan Energy Partners LP, 5.000%, 3/1/2043	5,000,000	4,938,845

		9,951,439

Real Estate Investment Trusts — 1.7%
EPR Properties:
4.500%, 6/1/2027 (1)	1,000,000	1,017,993
5.250%, 7/15/2023 (1)	5,000,000	5,404,610
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	1,000,000	1,061,476
4.500%, 3/15/2025	2,500,000	2,596,345
Kimco Realty Corp., 4.450%, 9/1/2047	5,000,000	5,077,255
Wellltower, Inc., 4.500%, 1/15/2024	2,500,000	2,726,095

		17,883,774

Retail — 2.8%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	4,900,000	4,465,399
Coach, Inc., 4.125%, 7/15/2027	7,500,000	7,559,933
CVS Health Corp., 2.250%, 12/5/2018	1,500,000	1,510,140
L Brands, Inc.:
6.950%, 3/1/2033 (1)	2,500,000	2,418,750
7.600%, 7/15/2037	1,500,000	1,485,000
McDonald’s Corp., 2.100%, 12/7/2018 (1)	2,000,000	2,013,578
O’Reilly Automotive, Inc., 3.600%, 9/1/2027	5,000,000	5,029,310
Target Corp., 3.625%, 4/15/2046	5,000,000	4,711,255

		29,193,365

Semiconductors — 0.9%
QUALCOMM, Inc.:
1.766% (LIBOR 3 Month+45 basis points), 5/20/2020 (7)	5,000,000	5,029,055
4.800%, 5/20/2045 (1)	4,000,000	4,421,352

		9,450,407

Software — 1.9%
Activision Blizzard, Inc., 4.500%, 6/15/2047	8,000,000	8,345,136
CA, Inc., 4.700%, 3/15/2027	4,000,000	4,260,608
Oracle Corp.:
1.814% (LIBOR 3 Month+51 basis points), 10/8/2019 (1)(7)	3,600,000	3,633,372
2.400%, 9/15/2023 (1)	4,000,000	4,011,776

		20,250,892

Sovereign — 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (6)	5,000,000	4,568,750
7.000%, 4/4/2044 (6)	2,000,000	2,110,000

		6,678,750

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Telecommunications — 2.9%
AT&T, Inc., 5.150%, 3/15/2042	$4,000,000	$4,098,104
CenturyLink, Inc.:
7.600%, 9/15/2039	4,000,000	3,550,000
7.650%, 3/15/2042	4,800,000	4,248,000
Cisco Systems, Inc.:
1.556% (LIBOR 3 Month+31 basis points), 6/15/2018 (7)	5,000,000	5,013,120
1.614% (LIBOR 3 Month+34 basis points), 9/20/2019 (1)(7)	5,000,000	5,029,180
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	3,087,915
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	5,000,000	5,585,065

		30,611,384

Transportation — 0.1%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	559,270

Total Corporate Bonds & Notes (identified cost $468,089,616)		481,886,091

Municipals — 0.0%

California — 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	339,195

Total Municipals (identified cost $300,000)		339,195

U.S. Government & U.S. Government Agency Obligations — 12.7%

U.S. Treasury Bonds & Notes — 12.7%
1.375%, 7/15/2018 (1)	2,839,775	2,883,814
1.750%, 1/15/2028 (1)	1,753,830	1,987,875
1.875%, 7/15/2019 (1)	5,736,000	5,974,887
2.000%, 7/31/2020 (1)	15,000,000	15,246,390
2.000%, 9/30/2020 (1)	5,000,000	5,081,250
2.000%, 11/30/2020 (1)	5,000,000	5,080,860
2.000%, 11/15/2021 (1)	10,000,000	10,155,860
2.000%, 2/15/2023 (1)	15,000,000	15,168,450
2.000%, 2/15/2025 (1)	5,000,000	5,002,540
2.000%, 8/15/2025 (1)	5,000,000	4,989,550
2.125%, 1/15/2019 (1)	5,134,005	5,293,308
2.125%, 8/15/2021 (1)	12,500,000	12,755,613
2.250%, 7/31/2018 (1)	10,000,000	10,090,040
2.375%, 5/31/2018 (1)	7,500,000	7,563,285
2.500%, 5/15/2024 (1)	5,000,000	5,182,715
2.500%, 2/15/2045 (1)	2,500,000	2,394,483
3.500%, 2/15/2018 (1)	17,500,000	17,687,110

Total U.S. Government & U.S. Government Agency Obligations (identified cost $131,595,017)		132,538,030

U.S. Government Agency-Mortgage Securities — 36.2%

Federal Home Loan Mortgage Corporation — 15.8%
3.000%, 11/1/2042	1,297,138	1,319,590
3.000%, 4/1/2043	5,278,039	5,369,301
3.000%, 4/1/2043	1,537,454	1,564,918
3.000%, 4/1/2043	2,311,388	2,351,444
3.000%, 5/1/2043	2,673,089	2,717,363
3.000%, 7/1/2043	10,510,808	10,680,746
3.000%, 9/1/2043	10,604,982	10,767,684

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

TCH Core Plus Bond Fund (continued)

Description	Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal Home Loan Mortgage Corporation (continued)
3.000%, 4/1/2045	$9,483,127	$9,597,076
3.000%, 5/1/2045	5,220,687	5,283,419
3.000%, 9/1/2045	16,465,826	16,666,051
3.000%, 1/1/2046	17,044,763	17,254,857
3.000%, 4/1/2046	17,467,098	17,682,432
3.500%, 12/1/2040	883,786	922,737
3.500%, 12/1/2041	840,426	877,443
3.500%, 3/1/2042	314,906	328,799
3.500%, 12/1/2042	713,047	742,770
3.500%, 7/1/2043	4,649,183	4,843,151
3.500%, 9/1/2043	9,168,230	9,550,353
3.500%, 11/1/2043	7,260,269	7,562,456
3.500%, 1/1/2044	7,460,258	7,770,463
3.500%, 2/1/2044	7,877,871	8,205,819
3.500%, 11/1/2044	5,688,272	5,904,569
4.000%, 4/1/2026	437,116	458,699
4.000%, 10/1/2031	695,465	742,795
4.000%, 12/1/2039	603,580	640,518
4.000%, 12/1/2040	263,603	281,189
4.000%, 12/1/2040	3,210,053	3,406,614
4.000%, 3/1/2041	267,181	283,534
4.000%, 4/1/2041	6,675,751	7,151,131
4.000%, 8/1/2041	180,649	191,748
4.000%, 11/1/2041	699,113	742,064
4.500%, 9/1/2031	323,699	349,769
4.500%, 3/1/2039	139,937	151,341
4.500%, 5/1/2039	533,548	578,790
4.500%, 2/1/2040	139,032	149,975
4.500%, 11/1/2040	512,585	556,953
4.500%, 2/1/2041	1,048,165	1,130,982
5.000%, 12/1/2035	65,464	71,418
5.000%, 1/1/2038	35,022	38,340
5.000%, 3/1/2038	118,450	129,859
5.000%, 3/1/2038	38,423	42,077
5.000%, 2/1/2039	170,507	185,203
5.000%, 1/1/2040	184,743	203,685
6.000%, 6/1/2037	81,078	91,589
6.000%, 1/1/2038	82,712	92,867

		165,634,581

Federal National Mortgage Association — 20.2%
3.000%, 3/1/2043	2,968,636	3,019,575
3.000%, 7/1/2043	6,998,989	7,117,356
3.000%, 7/1/2043	13,862,980	14,098,665
3.000%, 8/1/2043	10,852,089	11,035,587
3.000%, 9/1/2044	9,005,382	9,145,839
3.000%, 1/1/2045	9,894,301	10,034,889
3.000%, 2/1/2045	13,909,503	14,097,240
3.000%, 6/1/2045	8,094,099	8,199,379
3.000%, 3/1/2046	16,076,809	16,276,258
3.000%, 7/1/2046	18,454,119	18,683,061
3.000%, 10/1/2046	18,992,182	19,227,799
3.000%, 12/1/2046	24,152,155	24,451,787
3.000%, 1/1/2047	24,230,501	24,531,105
3.500%, 7/1/2032	437,616	459,773
3.500%, 5/1/2042	1,141,960	1,191,055
3.500%, 10/1/2042	873,714	911,650
3.500%, 10/1/2042	971,169	1,010,351
3.500%, 10/1/2042	1,258,372	1,308,750
3.500%, 11/1/2042	564,528	587,909
3.500%, 12/1/2042	1,043,284	1,085,249

Description	Shares or Principal Amount	Value
U.S. Government Agency-Mortgage Securities (continued)

Federal National Mortgage Association (continued)
3.500%, 1/1/2043	$3,411,081	$3,571,685
3.500%, 5/1/2043	11,658,957	12,113,866
4.000%, 11/1/2040	342,982	364,155
4.000%, 1/1/2041	514,753	546,256
4.000%, 2/1/2041	466,894	495,507
4.000%, 2/1/2041	2,596,188	2,757,424
4.000%, 3/1/2041	196,583	210,046
4.000%, 11/1/2041	445,350	472,637
4.500%, 6/1/2039	759,699	829,032
4.500%, 8/1/2041	492,010	533,156
5.000%, 7/1/2022	232,366	243,743
5.000%, 3/1/2035	282,179	311,639
5.000%, 5/1/2042	725,000	793,705
5.500%, 2/1/2034	47,873	53,681
5.500%, 7/1/2036	253,820	284,428
5.500%, 8/1/2037	492,531	552,363
5.500%, 6/1/2038	66,433	74,206
6.000%, 12/1/2038	25,519	28,692
6.000%, 5/1/2039	191,434	217,770
6.500%, 10/1/2037	51,105	59,252
6.500%, 11/1/2037	35,940	40,274

		211,026,794

Government National Mortgage Association — 0.2%
4.000%, 10/15/2040	492,117	521,282
4.000%, 12/15/2040	599,430	634,619
4.000%, 4/15/2041	571,840	605,697
5.500%, 8/20/2038	89,237	93,625
5.500%, 2/15/2039	46,336	51,594
6.000%, 12/15/2038	61,448	69,513
6.000%, 1/15/2039	33,041	37,378

		2,013,708

Total U.S. Government Agency-Mortgage Securities
(identified cost $373,731,220)		378,675,083

Short-Term Investments — 24.5%

Collateral Pool Investments for Securities on Loan — 20.1%

Collateral pool allocation (3)		210,537,373

Mutual Funds — 4.4%
BMO Institutional Prime Money Market Fund —Premier Class, 1.080% (4)	46,555,400	46,560,055

Total Short-Term Investments (identified cost $257,096,536)		257,097,428

Total Investments — 119.4% (identified cost $1,230,812,389)		1,250,535,827
Other Assets and Liabilities — (19.4)%		(203,201,539)

Total Net Assets — 100.0%		$1,047,334,288

(See Notes which are an integral part of the Financial Statements)

BMO Funds

High Yield Bond Fund

Description	Principal Amount	Value
Corporate Bonds & Notes — 96.0%

Aerospace/Defense — 1.3%
KLX, Inc., 5.875%, 12/1/2022 (6)	$52,000	$54,730
TransDigm, Inc., 6.500%, 7/15/2024	115,000	119,744

		174,474

Agriculture — 1.4%
Vector Group, Ltd., 6.125%, 2/1/2025 (6)	188,000	193,170

Airlines — 1.2%
United Continental Holdings, Inc., 6.000%, 12/1/2020	150,000	163,125

Auto Parts & Equipment — 3.1%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	100,000	103,625
Goodyear Tire & Rubber Co., 5.000%, 5/31/2026	150,000	157,125
Tenneco, Inc., 5.000%, 7/15/2026	150,000	151,875

		412,625

Banks — 1.0%
CIT Group, Inc., 5.000%, 8/15/2022	125,000	135,613

Building Materials — 3.2%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (6)	150,000	157,312
Norbord, Inc., 6.250%, 4/15/2023 (6)	45,000	48,600
U.S. Concrete, Inc., 6.375%, 6/1/2024	200,000	217,000

		422,912

Chemicals — 1.1%
CF Industries, Inc., 3.450%, 6/1/2023	50,000	48,750
Trinseo Materials Finance, Inc., 5.375%, 9/1/2025 (6)	50,000	51,250
Valvoline, Inc., 4.375%, 8/15/2025 (6)	50,000	50,500

		150,500

Commercial Services — 5.1%
Avis Budget Finance Inc., 5.250%, 3/15/2025 (6)	150,000	147,141
Herc Rentals, Inc., 7.500%, 6/1/2022 (6)	169,000	185,900
Hertz Corp., 5.875%, 10/15/2020	100,000	96,500
Live Nation Entertainment, Inc., 4.875%, 11/1/2024 (6)	136,000	139,060
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (6)	100,000	110,750

		679,351

Computers — 3.1%
Dell, Inc., 6.500%, 4/15/2038	125,000	127,500
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	24,374
4.875%, 6/1/2027	50,000	47,288
Western Digital Corp., 10.500%, 4/1/2024	175,000	208,250

		407,412

Cosmetics/Personal Care — 0.6%
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	81,243

Diversified Financial Services — 1.4%
Ally Financial, Inc., 8.000%, 11/1/2031	140,000	180,950

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Electric — 1.8%
Dynegy, Inc., 7.375%, 11/1/2022	$100,000	$103,750
NRG Energy, Inc., 6.625%, 3/15/2023	125,000	129,687

		233,437

Electrical Components & Equipment — 0.8%
Belden, Inc., 5.250%, 7/15/2024 (6)	100,000	103,500

Electronics — 0.8%
Ingram Micro, Inc., 5.450%, 12/15/2024	100,000	101,911

Entertainment — 1.2%
AMC Entertainment Holdings, Inc., 5.875%, 2/15/2022	100,000	101,000
Cinemark USA, Inc., 4.875%, 6/1/2023	60,000	60,150

		161,150

Food — 1.3%
Minerva Luxembourg SA, 6.500%, 9/20/2026 (6)	75,000	75,510
Post Holdings, Inc., 5.000%, 8/15/2026 (6)	100,000	100,250

		175,760

Forest Products & Paper — 1.0%
Mercer International, Inc., 6.500%, 2/1/2024 (6)	125,000	130,625

Healthcare-Services — 6.8%
CHS/Community Health Systems, Inc., 7.125%, 7/15/2020	125,000	118,047
DaVita, Inc., 5.000%, 5/1/2025	212,000	215,456
Envision Healthcare Corp., 5.625%, 7/15/2022	150,000	156,094
HCA, Inc., 5.875%, 5/1/2023	90,000	98,685
LifePoint Health, Inc., 5.375%, 5/1/2024	159,000	164,962
Select Medical Corp., 6.375%, 6/1/2021	150,000	155,019

		908,263

Home Builders — 4.8%
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (6)	150,000	157,125
CalAtlantic Group, Inc., 5.000%, 6/15/2027	100,000	100,500
TRI Pointe Group, Inc., 5.875%, 6/15/2024	176,000	187,880
William Lyon Homes, Inc., 5.875%, 1/31/2025	188,000	193,640

		639,145

Home Furnishings — 1.2%
Tempur Sealy International, Inc., 5.625%, 10/15/2023	150,000	156,938

Household Products/Wares — 0.6%
ACCO Brands Corp., 5.250%, 12/15/2024 (6)	75,000	77,438

Iron/Steel — 1.0%
United States Steel Corp.:
6.875%, 8/15/2025	50,000	51,000
8.375%, 7/1/2021(6)	75,000	83,063

		134,063

Lodging — 1.3%
MGM Resorts International, 4.625%, 9/1/2026	175,000	178,936

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

High Yield Bond Fund (continued)

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Media — 9.2%
Altice Finco SA, 7.625%, 2/15/2025 (6)	$200,000	$212,000
CCO Holdings LLC, 5.500%, 5/1/2026 (6)	200,000	209,250
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	75,000	75,000
Nexstar Broadcasting, Inc., 6.125%, 2/15/2022 (6)	75,000	78,562
SFR Group SA, 7.375%, 5/1/2026 (6)	100,000	108,377
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (6)	100,000	105,250
UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (6)	200,000	208,500
Virgin Media Finance PLC, 6.375%, 4/15/2023 (6)	220,000	231,550

		1,228,489

Mining — 5.0%
Aleris International, Inc., 9.500%, 4/1/2021 (6)	75,000	80,062
Freeport-McMoRan, Inc., 3.550%, 3/1/2022	150,000	147,937
HudBay Minerals, Inc., 7.250%, 1/15/2023 (6)	75,000	81,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	107,250
Kinross Gold Corp.:
4.500%, 7/15/2027(6)	75,000	75,188
6.875%, 9/1/2041	50,000	53,875
Teck Resources, Ltd., 4.750%, 1/15/2022	116,000	122,090

		667,402

Oil & Gas — 9.6%
Ensco PLC, 4.500%, 10/1/2024	100,000	73,500
EP Energy LLC, 9.375%, 5/1/2020	100,000	74,125
Gulfport Energy Corp., 6.625%, 5/1/2023	100,000	100,000
Halcon Resources Corp., 6.750%, 2/15/2025 (6)	125,000	126,250
MEG Energy Corp., 7.000%, 3/31/2024 (6)	150,000	120,000
Noble Holding International, Ltd., 7.750%, 1/15/2024	130,000	101,072
Oasis Petroleum, Inc., 6.875%, 3/15/2022	75,000	73,313
PBF Holding Co. LLC, 7.250%, 6/15/2025 (6)	100,000	99,250
QEP Resources, Inc., 5.250%, 5/1/2023	150,000	143,250
Rowan Cos., Inc., 7.375%, 6/15/2025	124,000	112,840
Transocean, Inc., 9.000%, 7/15/2023 (6)	150,000	160,125
Whiting Petroleum Corp., 5.750%, 3/15/2021	100,000	94,250

		1,277,975

Oil & Gas Services — 1.0%
Weatherford International, Ltd., 7.750%, 6/15/2021	128,000	128,480

Pharmaceuticals — 0.5%
Endo Finance LLC, 5.750%, 1/15/2022 (6)	75,000	67,500

Description	Principal Amount	Value
Corporate Bonds & Notes (continued)

Pipelines — 3.7%
Antero Midstream Partners LP, 5.375%, 9/15/2024	$100,000	$102,500
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027 (6)	150,000	155,625
7.000%, 6/30/2024	75,000	85,687
Genesis Energy LP, 6.750%, 8/1/2022	150,000	152,625

		496,437

Real Estate Investment Trusts — 2.2%
GEO Group, Inc., 5.875%, 10/15/2024	138,000	143,520
Iron Mountain, Inc., 5.750%, 8/15/2024	100,000	102,505
SBA Communications Corp., 4.875%, 9/1/2024	50,000	51,750

		297,775

Retail — 3.4%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	100,000	103,500
JC Penney Corp., Inc., 5.650%, 6/1/2020	75,000	74,497
L Brands, Inc., 5.625%, 10/15/2023	117,000	123,435
New Red Finance, Inc., 4.250%, 5/15/2024 (6)	150,000	152,250

		453,682

Semiconductors — 1.6%
Amkor Technology, Inc., 6.375%, 10/1/2022	100,000	103,625
Micron Technology, Inc., 5.250%, 8/1/2023 (6)	100,000	104,625

		208,250

Software — 1.6%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	74,000	79,735
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (6)	122,000	129,778

		209,513

Telecommunications — 11.7%
CenturyLink, Inc., 5.800%, 3/15/2022	200,000	199,500
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (6)	150,000	148,875
CommScope, Inc., 5.500%, 6/15/2024 (6)	158,000	165,307
Frontier Communications Corp., 8.750%, 4/15/2022	125,000	106,250
GCI, Inc., 6.750%, 6/1/2021	119,000	122,124
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	100,000	114,250
Inmarsat Finance PLC, 4.875%, 5/15/2022 (6)	150,000	153,375
Sprint Communications, Inc., 6.000%, 11/15/2022	100,000	106,625
Sprint Corp., 7.125%, 6/15/2024	110,000	121,275
Telecom Italia Capital SA, 6.000%, 9/30/2034	200,000	222,000
Telesat Canada, 8.875%, 11/15/2024 (6)	82,000	92,045

		1,551,626

(See Notes which are an integral part of the Financial Statements)

BMO Funds

High Yield Bond Fund (continued)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes (continued)

Transportation — 1.4%
XPO Logistics, Inc., 6.500%, 6/15/2022 (6)	$175,000	$184,774

Total Corporate Bonds & Notes (identified cost $12,275,868)		12,774,444

Short-Term Investments — 2.7%

Mutual Funds — 2.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (4)	360,009	360,045

Total Short-Term Investments (identified cost $360,045)		360,045

Total Investments — 98.7% (identified cost $12,635,913)		13,134,489
Other Assets and Liabilities — 1.3%		178,860

Total Net Assets — 100.0%		$13,313,349

Government Money Market Fund

Description	Shares or Principal Amount	Value
Mutual Funds — 5.5%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 0.890%	25,000,000	$25,000,000
Invesco Government & Agency Portfolio — Institutional Class, 0.930%	145,000,000	145,000,000

Total Mutual Funds		170,000,000

Repurchase Agreements — 19.7%
Agreement with Fixed Income Clearing Corp., 0.120%, dated 8/31/2017, to be repurchased at $13,302,580 on 9/1/2017, collateralized by a U.S. Government Treasury Obligation with a maturity of 11/30/2023, with a market value of $13,572,393	$13,302,536	13,302,536
Agreement with Goldman Sachs Group, Inc., 1.040%, dated 8/31/2017, to be repurchased at $430,012,422 on 9/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 8/1/2047, with a market value of $437,308,940	430,000,000	430,000,000

Description	Principal Amount	Value
Repurchase Agreements (continued)
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.080%, dated 8/31/2017, to be repurchased at $65,001,950 on 9/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2047, with a market value of $66,120,013	$65,000,000	$65,000,000
Agreement with Toronto Dominion Bank, 1.070%, dated 8/31/2017, to be repurchased at $100,002,972 on 9/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 3/1/2047, with a market value of $101,715,362	100,000,000	100,000,000

Total Repurchase Agreements		608,302,536

U.S. Government & U.S. Government Agency Obligations — 86.2%

Federal Farm Credit Bank — 17.0%
0.990%, 9/6/2017 (11)	20,000,000	19,997,250
0.990%, 9/8/2017 (11)	23,000,000	22,995,572
1.000%, 10/13/2017 (11)	20,000,000	19,976,667
1.035% (LIBOR 3 Month-26 basis points), 9/28/2018 (7)	18,000,000	18,001,741
1.073% (U.S. Treasury 3 Month Bill Money Market Yield+5 basis points), 12/5/2018 (7)	11,000,000	10,999,297
1.129% (LIBOR 1 Month-10 basis points), 8/8/2018 (7)	15,000,000	15,000,000
1.135% (U.S. Federal Funds Effective Rate (continuous series)-3 basis points), 4/25/2019 (7)	18,000,000	17,998,509
1.137% (LIBOR 1 Month-10 basis points), 12/3/2018 (7)	15,000,000	15,000,000
1.145% (FCPR DLY-311 basis points), 4/10/2019 (7)	14,000,000	13,998,867
1.149% (LIBOR 1 Month-8 basis points), 11/9/2018 (7)	10,000,000	9,999,422
1.160% (U.S. Federal Funds Effective Rate (continuous series)+0 basis points), 4/15/2019 (7)	16,000,000	15,997,388
1.166% (LIBOR 1 Month-7 basis points), 7/20/2018 (7)	18,000,000	18,012,205
1.170% (U.S. Federal Funds Effective Rate (continuous series)+1 basis points), 4/24/2019 (7)	15,000,000	14,997,525
1.170% (FCPR DLY-308 basis points), 6/27/2019 (7)	25,000,000	24,999,532

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Farm Credit Bank (continued)
1.176% (LIBOR 1 Month-6 basis points), 12/20/2018 (7)	$15,500,000	$15,499,470
1.180% (LIBOR 3 Month-3 basis points), 3/2/2018 (7)	25,950,000	25,978,771
1.186% (LIBOR 1 Month-5 basis points), 1/23/2019 (7)	10,000,000	10,000,785
1.190% (FCPR DLY-306 basis points), 4/25/2019 (7)	10,000,000	9,998,339
1.204% (LIBOR 1 Month-3 basis points), 10/25/2017 (7)	15,000,000	15,000,000
1.244% (LIBOR 1 Month+1 basis points), 11/27/2017 (7)	8,415,000	8,414,593
1.248% (LIBOR 1 Month+2 basis points), 5/17/2018 (7)	12,900,000	12,914,868
1.249% (LIBOR 1 Month+2 basis points), 1/8/2018 (7)	13,690,000	13,697,689
1.258% (LIBOR 1 Month+3 basis points), 1/17/2018 (7)	7,995,000	7,996,780
1.260% (U.S. Federal Funds Effective Rate (continuous series)+10 basis points), 9/1/2017 (7)	15,000,000	15,000,000
1.264% (LIBOR 1 Month+4 basis points), 12/8/2017 (7)	8,000,000	8,002,361
1.265% (LIBOR 1 Month+3 basis points), 11/22/2017 (7)	5,000,000	5,002,384
1.265% (LIBOR 1 Month+3 basis points), 3/22/2018 (7)	2,945,000	2,947,472
1.267% (LIBOR 1 Month+4 basis points), 9/15/2017 (7)	8,100,000	8,100,472
1.270% (U.S. Federal Funds Effective Rate (continuous series)+11 basis points), 1/22/2018 (7)	20,000,000	20,013,368
1.274% (LIBOR 1 Month+5 basis points), 4/9/2018 (7)	27,350,000	27,362,513
1.278% (LIBOR 1 Month+5 basis points), 4/16/2018 (7)	21,075,000	21,084,232
1.284% (LIBOR 3 Month-3 basis points), 1/26/2018 (7)	12,500,000	12,509,168
1.304% (LIBOR 1 Month+7 basis points), 9/28/2017 (7)	6,500,000	6,501,359
1.327% (LIBOR 1 Month+10 basis points), 10/3/2018 (7)	15,050,000	15,054,788
1.349% (LIBOR 1 Month+12 basis points), 11/13/2017 (7)	5,000,000	5,000,000
1.354% (LIBOR 1 Month+13 basis points), 9/14/2017 (7)	5,000,000	5,000,259
1.361% (LIBOR 1 Month+13 basis points), 10/6/2017 (7)	5,300,000	5,301,719
1.374% (LIBOR 1 Month+14 basis points), 1/25/2018 (7)	3,500,000	3,500,294
1.394% (LIBOR 1 Month+16 basis points), 3/26/2018 (7)	5,235,000	5,239,923

		523,095,582

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank — 30.0%
0.937% (LIBOR 3 Month-35 basis points), 9/22/2017 (7)	$24,000,000	$24,000,000
0.960%, 9/5/2017 (11)	6,500,000	6,499,307
0.960% (LIBOR 3 Month-26 basis points), 9/7/2017 (7)	10,000,000	10,000,001
0.997%, 9/6/2017 (11)	95,683,000	95,669,757
1.000%, 9/14/2017 (11)	15,000,000	14,994,583
1.005%, 9/8/2017 (11)	15,000,000	14,997,069
1.019% (LIBOR 3 Month-30 basis points), 10/25/2017 (7)	14,000,000	13,999,895
1.037%, 11/22/2017 (11)	15,000,000	14,964,569
1.039% (LIBOR 3 Month-16 basis points), 3/1/2018 (7)	10,000,000	10,002,592
1.041% (LIBOR 1 Month-19 basis points), 10/20/2017 (7)	16,000,000	16,000,000
1.048% (LIBOR 1 Month-18 basis points), 1/18/2018 (7)	15,000,000	15,000,000
1.049% (LIBOR 1 Month-19 basis points), 9/26/2017 (7)	20,000,000	20,000,000
1.052% (LIBOR 1 Month-18 basis points), 2/2/2018 (7)	12,000,000	11,997,446
1.062% (LIBOR 1 Month-17 basis points), 1/2/2018 (7)	10,000,000	10,000,000
1.064% (LIBOR 1 Month-17 basis points), 1/26/2018 (7)	12,500,000	12,500,000
1.064% (LIBOR 1 Month-17 basis points), 1/26/2018 (7)	15,000,000	15,000,000
1.069% (LIBOR 1 Month-17 basis points), 1/25/2018 (7)	30,000,000	29,998,896
1.069% (LIBOR 1 Month-17 basis points), 1/26/2018 (7)	10,000,000	9,999,422
1.071% (LIBOR 1 Month-17 basis points), 1/23/2018 (7)	9,000,000	8,999,684
1.073% (LIBOR 1 Month-16 basis points), 1/17/2018 (7)	20,000,000	20,000,000
1.074% (LIBOR 1 Month-16 basis points), 2/12/2018 (7)	14,000,000	14,000,000
1.076% (LIBOR 3 Month-22 basis points), 3/26/2018 (7)	18,500,000	18,500,000
1.079% (LIBOR 1 Month-16 basis points), 1/25/2018 (7)	15,000,000	14,999,786
1.081% (LIBOR 1 Month-15 basis points), 2/2/2018 (7)	15,000,000	14,999,916
1.088% (LIBOR 1 Month-14 basis points), 5/18/2018 (7)	20,000,000	20,000,000
1.089% (LIBOR 1 Month-15 basis points), 4/25/2018 (7)	13,500,000	13,499,542
1.089% (LIBOR 1 Month-15 basis points), 4/26/2018 (7)	15,000,000	14,999,586
1.091% (LIBOR 1 Month-14 basis points), 4/6/2018 (7)	15,000,000	15,000,000
1.104% (LIBOR 1 Month-13 basis points), 7/25/2018 (7)	15,000,000	15,000,000
1.113% (LIBOR 1 Month-12 basis points), 8/23/2018 (7)	15,000,000	15,000,000
1.129% (LIBOR 3 Month-18 basis points), 11/13/2017 (7)	12,500,000	12,500,128
1.129%, 12/22/2017 (11)	17,500,000	17,438,532
1.130%, 12/27/2017 (11)	4,000,000	3,985,310
1.131% (LIBOR 1 Month-10 basis points), 12/21/2018 (7)	17,500,000	17,500,000
1.139% (LIBOR 1 Month-9 basis points), 11/8/2018 (7)	15,000,000	15,000,000

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund (continued)

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Bank (continued)
1.139% (LIBOR 1 Month-9 basis points), 1/11/2019 (7)	$13,500,000	$13,500,000
1.140%, 2/9/2018 (11)	10,000,000	9,949,017
1.145% (LIBOR 1 Month-9 basis points), 1/22/2019 (7)	15,000,000	15,000,000
1.151% (LIBOR 1 Month-8 basis points), 2/4/2019 (7)	10,000,000	10,000,000
1.156% (LIBOR 1 Month-8 basis points), 7/23/2018 (7)	10,000,000	10,000,000
1.156% (LIBOR 1 Month-8 basis points), 11/23/2018 (7)	14,500,000	14,500,000
1.165% (LIBOR 1 Month-7 basis points), 11/22/2017 (7)	18,800,000	18,799,537
1.176% (LIBOR 1 Month-6 basis points), 8/28/2019 (7)	10,000,000	10,000,000
1.181% (LIBOR 1 Month-5 basis points), 10/10/2017 (7)	23,000,000	23,000,000
1.187% (LIBOR 1 Month-5 basis points), 2/1/2019 (7)	10,000,000	10,000,052
1.196% (LIBOR 1 Month-4 basis points), 10/6/2017 (7)	5,000,000	5,000,725
1.197% (LIBOR 1 Month-3 basis points), 9/15/2017 (7)	17,500,000	17,500,000
1.213% (LIBOR 3 Month-2 basis points), 9/11/2017 (7)	7,500,000	7,499,438
1.222% (LIBOR 3 Month-9 basis points), 11/6/2017 (7)	4,600,000	4,601,327
1.244% (LIBOR 1 Month+2 basis points), 12/8/2017 (7)	10,000,000	9,999,865
1.249% (LIBOR 1 Month+2 basis points), 11/28/2017 (7)	20,725,000	20,724,931
1.253% (LIBOR 1 Month+3 basis points), 5/17/2018 (7)	5,000,000	5,004,346
1.256% (LIBOR 1 Month+2 basis points), 3/23/2018 (7)	25,000,000	25,000,091
1.271% (LIBOR 1 Month+4 basis points), 9/5/2017 (7)	25,390,000	25,390,377
1.283% (LIBOR 1 Month+6 basis points), 11/17/2017 (7)	12,500,000	12,500,000
1.301% (LIBOR 1 Month+7 basis points), 12/5/2017 (7)	25,530,000	25,534,279
1.301% (LIBOR 1 Month+7 basis points), 12/7/2017 (7)	17,535,000	17,540,053
1.307% (LIBOR 1 Month+8 basis points), 11/3/2017 (7)	10,000,000	10,000,000
1.308% (LIBOR 1 Month+8 basis points), 10/18/2017 (7)	5,000,000	5,000,000
1.331% (LIBOR 1 Month+10 basis points), 2/5/2018 (7)	1,700,000	1,701,675

		924,791,734

Federal Home Loan Mortgage Corporation — 6.1%
0.800%, 9/28/2017	6,400,000	6,400,000
0.924% (LIBOR 3 Month-38 basis points), 10/12/2017 (7)	15,000,000	15,000,000
0.950%, 9/1/2017 (11)	50,000,000	50,000,000
0.995%, 9/5/2017 (11)	10,000,000	9,998,895

Description	Principal Amount	Value
U.S. Government & U.S. Government Agency Obligations (continued)

Federal Home Loan Mortgage Corporation (continued)
1.005%, 9/14/2017 (11)	$25,000,000	$24,990,927
1.029% (LIBOR 3 Month-28 basis points), 8/10/2018 (7)	15,000,000	15,000,000
1.054% (LIBOR 3 Month-25 basis points), 10/10/2018 (7)	20,000,000	20,000,000
1.064% (LIBOR 3 Month-25 basis points), 7/25/2018 (7)	10,000,000	10,000,000
1.269% (LIBOR 1 Month+4 basis points), 11/13/2017 (7)	36,935,000	36,943,161

		188,332,983

Federal National Mortgage Association — 28.9%
0.900%, 9/5/2017 (11)	350,000,000	349,965,000
0.950%, 9/1/2017 (11)	475,000,000	475,000,000
1.000%, 9/11/2017 (11)	11,950,000	11,946,680
1.140%, 1/3/2018 (11)	13,414,000	13,361,328
1.239% (LIBOR 1 Month+1 basis points), 9/8/2017 (7)	3,000,000	2,994,450
1.241% (LIBOR 1 Month+1 basis points), 10/5/2017 (7)	29,555,000	29,558,246
1.275% (LIBOR 3 Month-3 basis points), 1/11/2018 (7)	7,500,000	7,500,000

		890,325,704

U.S. Treasury Bonds & Notes — 4.2%
0.875%, 10/15/2017	15,000,000	14,995,488
0.965%, 9/7/2017 (11)	50,000,000	49,991,958
1.071%, 10/5/2017 (11)	15,000,000	14,984,827
1.122%, 10/19/2017 (11)	30,000,000	29,955,127
1.145%, 10/12/2017 (11)	10,000,000	9,986,960
1.175%, 10/26/2017 (11)	10,000,000	9,982,049

		129,896,409

Total U.S. Government & U.S. Government Agency Obligations		2,656,442,412

Total Investments — 111.4% (at amortized cost)		3,434,744,948
Other Assets and Liabilities — (11.4)%		(351,141,574)

Total Net Assets — 100.0%		$3,083,603,374

Tax-Free Money Market Fund

Description	Principal Amount	Value
Municipals — 101.4%

Alabama — 9.0%
Chatom Industrial Development Board, 1.300%, 8/1/2037 (12)	$5,500,000	$5,500,000
City of Oxford, 0.940%, 9/1/2041 (12)	12,745,000	12,745,000
Mobile Industrial Development Board, 1.000%, 6/1/2034 (12)	10,000,000	10,000,000

		28,245,000

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

California — 1.6%
San Francisco City & County Public Utilities Commission, 0.840%, 10/18/2017	$5,000,000	$5,000,000

Colorado — 3.1%
Colorado Health Facilities Authority, 0.850%, 1/1/2035 (12)	9,900,000	9,900,000

Connecticut — 4.0%
State of Connecticut, 0.900%, 5/15/2034 (12)	12,700,000	12,700,000

Delaware — 2.2%
Delaware State Health Facilities Authority, 0.880%, 10/1/2038 (12)	7,000,000	7,000,000

Florida — 6.3%
County of Brevard, 0.940%, 10/1/2019 (12)	800,000	800,000
Jacksonville Pollution Control, 0.870%, 9/18/2017	13,300,000	13,300,000
Tender Option Bond Trust Receipts/Certificates, 0.860%, 11/1/2027 (6)(12)	5,695,000	5,695,000

		19,795,000

Georgia — 0.1%
Columbia County Development Authority, 0.890%, 8/1/2018 (12)	400,000	400,000

Illinois — 3.3%
Jackson-Union Counties Regional Port District, 0.840%, 4/1/2024 (12)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 0.810%, 4/1/2020 (12)	8,075,000	8,075,000

		10,475,000

Indiana — 2.5%
Tender Option Bond Trust Receipts/Certificates, 0.940%, 5/14/2026 (6)(12)	7,770,000	7,770,000

Iowa — 4.5%
Iowa Finance Authority:
0.810%, 6/1/2039 (12)	9,800,000	9,800,000
0.830%, 9/1/2036 (12)	3,200,000	3,200,000
0.870%, 3/1/2022 (12)	1,175,000	1,175,000

		14,175,000

Maryland — 3.2%
City of Montgomery, 0.960%, 9/14/2017	10,000,000	10,000,000

Massachusetts — 1.6%
Massachusetts Bay Trust, 0.870%, 10/17/2017	5,000,000	5,000,000

Michigan — 0.4%
Michigan Strategic Fund, 0.890%, 6/1/2039 (12)	1,175,000	1,175,000

Description	Principal Amount	Value
Municipals (continued)

Minnesota — 2.3%
City of Ramsey, 0.980%, 12/1/2023 (12)	$2,090,000	$2,090,000
Minnesota Higher Education Facilities Authority:
0.860%, 3/1/2024 (12)	2,000,000	2,000,000
0.860%, 3/1/2033 (12)	3,215,000	3,215,000

		7,305,000

Mississippi — 4.7%
Mississippi Business Finance Corp.:
0.840%, 12/1/2030 (12)	7,000,000	7,000,000
0.840%, 11/1/2035 (12)	3,520,000	3,520,000
0.840%, 11/1/2035 (12)	1,400,000	1,400,000
1.150%, 5/1/2037 (12)	2,823,000	2,823,000

		14,743,000

Missouri — 0.3%
Greene County Industrial Development Authority, 0.910%, 5/1/2039 (12)	1,025,000	1,025,000

Nebraska — 0.2%
Nebraska Investment Finance Authority, 1.000%, 9/1/2031 (12)	600,000	600,000

New Jersey — 3.1%
New Jersey Housing & Mortgage Finance Agency, 0.850%, 10/1/2017 (12)	4,780,000	4,780,000
RBC Municipal Products, Inc. Trust, 0.820%, 6/28/2018 (6)(12)	5,000,000	5,000,000

		9,780,000

New York — 16.6%
City of New York:
0.850%, 4/1/2036 (12)	2,600,000	2,600,000
0.860%, 8/1/2024 (12)	6,205,000	6,205,000
0.860%, 8/1/2044 (12)	2,615,000	2,615,000
Metropolitan Transportation Authority, 0.800%, 11/1/2032 (12)	10,000,000	10,000,000
New York City Transitional Finance Authority, 0.850%, 8/1/2043 (12)	6,715,000	6,715,000
New York City Water & Sewer System:
0.830%, 6/15/2049 (12)	2,520,000	2,520,000
0.840%, 6/15/2039 (12)	5,500,000	5,500,000
0.860%, 6/15/2044 (12)	3,950,000	3,950,000
Tender Option Bond Trust Receipts/Certificates, 0.840%, 1/1/2024 (6)(12)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority:
0.800%, 1/1/2032 (12)	1,750,000	1,750,000
0.860%, 11/1/2032 (12)	8,330,000	8,330,000

		52,185,000

Ohio — 4.5%
County of Franklin, 0.950%, 12/1/2017 (12)	9,000,000	9,000,000
County of Licking, 2.000%, 5/23/2018	1,200,000	1,206,857

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Tax-Free Money Market Fund (continued)

Description	Principal Amount	Value
Municipals (continued)

Ohio (continued)
Port of Greater Cincinnati Development Authority:
0.930%, 11/1/2023 (12)	$1,675,000	$1,675,000
0.930%, 11/1/2025 (12)	315,000	315,000
Village of Cuyahoga Heights, 1.625%, 6/20/2018	2,000,000	2,008,304

		14,205,161

South Carolina — 2.7%
South Carolina Educational Facilities Authority, 0.830%, 10/1/2039 (12)	8,340,000	8,340,000

South Dakota — 4.1%
South Dakota Housing Development Authority:
0.940%, 5/1/2048 (12)	6,685,000	6,685,000
0.950%, 11/1/2048 (12)	6,255,000	6,255,000

		12,940,000

Texas — 9.2%
Harris County Cultural Education Facilities Finance Corp., 0.880%, 12/1/2027 (12)	6,985,000	6,985,000
Harris County Health Facilities Development Corp.:
0.880%, 12/1/2041(12)	3,000,000	3,000,000
0.880%, 12/1/2041(12)	3,100,000	3,100,000
Mission Economic Development Corp., 0.840%, 4/1/2022 (12)	11,000,000	11,000,000
Texas Municipal Power, 0.850%, 9/13/2017	5,000,000	5,000,000

		29,085,000

Utah — 2.5%
City of Murray, 0.790%, 5/15/2036 (12)	8,000,000	8,000,000

Washington — 4.8%
Seattle Housing Authority, 0.940%, 6/1/2040 (12)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates, 0.940%, 6/15/2029 (6)(12)	11,320,000	11,320,000
Washington State Housing Finance Commission, 0.890%, 7/1/2028 (12)	2,720,000	2,720,000

		15,040,000

Wisconsin — 4.6%
Burlington Area School District, 1.000%, 9/20/2017	2,000,000	2,000,103
Pewaukee School District, 1.000%, 9/27/2017	2,400,000	2,400,254
PMA, 2.000%, 10/20/2017	5,800,000	5,807,865
Tender Option Bond Trust Receipts/Certificates, 0.840%, 7/1/2047 (6)(12)	2,385,000	2,385,000

Description	Shares or Principal Amount	Value
Municipals (continued)

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, 0.830%, 5/1/2030 (12)	$1,805,000	$1,805,000

		14,398,222

Total Municipals		319,281,383

Mutual Funds — 0.1%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 0.890%	83,175	83,175
Federated Institutional Tax-Free Cash Trust — Institutional Class, 0.660%	118,311	118,311

Total Mutual Funds		201,486

Total Investments — 101.5% (at amortized cost)		319,482,869
Other Assets and Liabilities — (1.5)%		(4,681,456)

Total Net Assets — 100.0%		$314,801,413

Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 25.7%

Banks — 18.1%
Bank of Nova Scotia/Houston, 1.408% (LIBOR 1 Month+18 basis points), 5/18/2018 (7)	$2,000,000	$2,000,000
Commonwealth Bank of Australia/New York, 1.571% (LIBOR 3 Month+26 basis points), 2/2/2018 (7)	2,000,000	2,000,337
HSBC Bank USA NA:
1.561% (LIBOR 1 Month+33 basis points), 3/20/2018 (7)	2,500,000	2,500,000
1.709% (LIBOR 1 Month+48 basis points), 10/13/2017 (7)	2,500,000	2,500,000
Mitsubishi UFJ Trust & Banking Corp.:
1.399% (LIBOR 1 Month+17 basis points), 12/11/2017 (7)	2,650,000	2,649,784
1.411% (LIBOR 1 Month+18 basis points), 2/9/2018 (7)	2,500,000	2,500,023
1.462% (LIBOR 1 Month+23 basis points), 11/1/2017 (7)	1,500,000	1,500,235
Mizuho Bank, Ltd.:
1.411% (LIBOR 1 Month+18 basis points), 11/10/2017 (7)	2,000,000	2,000,160
1.512% (LIBOR 1 Month+28 basis points), 12/1/2017 (7)	2,500,000	2,500,583
1.632% (LIBOR 1 Month+40 basis points), 9/1/2017 (7)	2,500,000	2,500,000
Skandinaviska Enskilda Banken AB, 1.531% (LIBOR 1 Month+30 basis points), 9/21/2017 (7)	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp./New York, 1.358% (LIBOR 1 Month+13 basis points), 9/18/2017 (7)	2,500,000	2,500,014

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Certificates of Deposit (continued)

Banks (continued)
Swedbank (New York):
1.150%, 9/7/2017	$7,000,000	$7,000,000
1.160%, 9/6/2017	7,500,000	7,500,000
Toronto Dominion Bank:
1.431% (LIBOR 1 Month+20 basis points), 8/10/2018 (7)	2,375,000	2,375,000
1.569% (LIBOR 1 Month+34 basis points), 3/13/2018 (7)	2,500,000	2,500,000
1.672% (LIBOR 1 Month+44 basis points), 11/1/2017 (7)	2,500,000	2,500,000
1.748% (LIBOR 1 Month+52 basis points), 11/20/2017 (7)	2,000,000	2,000,000
1.751% (LIBOR 1 Month+52 basis points), 1/10/2018 (7)	2,750,000	2,750,000
Wells Fargo Bank NA:
1.366% (LIBOR 1 Month+13 basis points), 12/19/2017 (7)	3,000,000	3,000,000
1.401% (LIBOR 1 Month+17 basis points), 4/20/2018 (7)	2,500,000	2,500,000
1.664% (LIBOR 3 Month+35 basis points), 11/16/2017 (7)	1,850,000	1,850,000
1.669% (LIBOR 1 Month+44 basis points), 2/14/2018 (7)	2,500,000	2,500,000
1.699% (LIBOR 1 Month+47 basis points), 10/11/2017 (7)	2,500,000	2,500,000

		66,626,136

European Time Deposit — 7.6%
DNB NOR Bank ASA Cayman, 1.060%, 9/1/2017	14,000,000	14,000,000
Svenska Handelsbanken, Inc., 1.060%, 9/1/2017	14,000,000	14,000,000

		28,000,000

Total Certificates of Deposit		94,626,136

Commercial Paper — 57.4%

Asset-Backed Securities — 33.8%
Atlantic Asset Securitization LLC:
1.060%, 9/1/2017 (6)(11)	7,000,000	7,000,000
1.440%, 9/21/2017 (6)(11)	2,500,000	2,498,000
1.552% (LIBOR 1 Month+32 basis points), 1/2/2018 (6)(7)	2,500,000	2,500,000
1.567% (LIBOR 1 Month+34 basis points), 12/15/2017 (7)	2,500,000	2,500,000
Bedford Row Funding Corp.:
1.372% (LIBOR 1 Month+14 basis points), 3/1/2018 (6)(7)	2,500,000	2,500,000
1.449% (LIBOR 1 Month+22 basis points), 6/11/2018 (6)(7)	3,000,000	3,000,000
1.451% (LIBOR 1 Month+22 basis points), 2/21/2018 (6)(7)	2,250,000	2,250,000
1.455% (LIBOR 1 Month+22 basis points), 8/17/2018 (6)(7)	2,000,000	2,000,000
1.498% (LIBOR 1 Month+27 basis points), 12/18/2017 (6)(7)	2,500,000	2,500,000
1.712% (LIBOR 3 Month+41 basis points), 10/6/2017 (6)(7)	2,500,000	2,500,753

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Chesham Finance Ltd., 1.180%, 9/1/2017 (6)(11)	$14,500,000	$14,500,000
Crown Point Capital Co. LLC:
1.310%, 10/31/2017 (6)(11)	2,500,000	2,494,542
1.320%, 10/17/2017 (6)(11)	3,500,000	3,494,097
Gotham Funding Corp., 1.320%, 10/2/2017 (6)(11)	3,500,000	3,496,022
Liberty Street Funding LLC:
1.290%, 9/25/2017 (6)(11)	3,000,000	2,997,420
1.310%, 10/17/2017 (6)(11)	3,000,000	2,994,978
1.310%, 10/25/2017 (6)(11)	3,000,000	2,994,105
Manhattan Asset Funding Co.:
1.220%, 9/19/2017 (6)(11)	2,000,000	1,998,780
1.371% (LIBOR 1 Month+14 basis points), 12/5/2017 (6)(7)	3,000,000	3,000,000
1.389% (LIBOR 1 Month+16 basis points), 2/8/2018 (6)(7)	2,500,000	2,500,000
1.399% (LIBOR 1 Month+16 basis points), 1/31/2018 (6)(7)	2,500,000	2,500,000
1.534% (LIBOR 1 Month+30 basis points), 9/28/2017 (6)(7)	2,500,000	2,500,000
Old Line Funding LLC:
1.351% (LIBOR 1 Month+12 basis points), 12/4/2017 (6)(7)	3,500,000	3,500,000
1.351% (LIBOR 1 Month+12 basis points), 1/19/2018 (6)(7)	2,500,000	2,500,000
1.369% (LIBOR 1 Month+14 basis points), 11/8/2017 (6)(7)	3,000,000	3,000,000
Regency Markets No. 1 LLC:
1.210%, 9/7/2017 (6)(11)	8,000,000	7,998,382
1.230%, 9/15/2017 (6)(11)	4,000,000	3,998,087
1.230%, 9/26/2017 (6)(11)	2,500,000	2,497,865
Ridgefield Funding Co. LLC:
1.300%, 9/18/2017 (6)(11)	4,650,000	4,647,145
1.388% (LIBOR 1 Month+16 basis points), 12/18/2017 (6)(7)	3,500,000	3,500,000
1.409% (LIBOR 1 Month+18 basis points), 1/11/2018 (6)(7)	2,500,000	2,500,000
Starbird Funding Corp., 1.280%, 9/12/2017 (6)(11)	3,750,000	3,748,533
Thunder Bay Funding LLC:
1.349% (LIBOR 1 Month+12 basis points), 12/8/2017 (6)(7)	3,000,000	3,000,000
1.349% (LIBOR 1 Month+12 basis points), 1/12/2018 (6)(7)	3,000,000	3,000,000
1.465% (LIBOR 1 Month+23 basis points), 6/22/2018 (6)(7)	2,500,000	2,500,000
Victory Receivables Corp., 1.260%, 9/8/2017 (6)(11)	3,500,000	3,499,143

		124,607,852

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Automobiles — 2.6%
Toyota Motor Credit Corp.:
1.401% (LIBOR 1 Month+17 basis points), 3/12/2018 (7)	$4,000,000	$4,000,000
1.412% (LIBOR 1 Month+18 basis points), 4/27/2018 (7)	3,000,000	3,000,000
1.418% (LIBOR 1 Month+19 basis points), 5/10/2018 (7)	2,500,000	2,500,000

		9,500,000

Diversified Financial Services — 6.2%
Collateralized Commercial Paper Co. LLC:
1.536% (LIBOR 1 Month+30 basis points), 10/23/2017 (7)	2,500,000	2,500,000
1.584% (LIBOR 1 Month+35 basis points), 11/28/2017 (7)	2,500,000	2,501,206
JP Morgan Securities LLC:
1.385% (LIBOR 1 Month+15 basis points), 12/22/2017 (7)	3,000,000	3,000,000
1.431% (LIBOR 1 Month+20 basis points), 4/6/2018 (7)	2,500,000	2,500,000
1.481% (LIBOR 1 Month+25 basis points), 9/5/2017 (7)	2,500,000	2,500,000
National Rural Utilities:
1.080%, 9/1/2017 (11)	3,250,000	3,250,000
1.140%, 9/18/2017 (11)	5,000,000	4,997,309
1.160%, 9/6/2017 (11)	1,557,000	1,556,749

		22,805,264

Foreign Banks — 7.9%
Commonwealth Bank of Australia, 1.429% (LIBOR 1 Month+20 basis points), 5/11/2018 (6)(7)	2,500,000	2,500,000
HSBC Bank PLC, 1.568% (LIBOR 1 Month+34 basis points), 9/15/2017 (6)(7)	3,250,000	3,250,000
National Australia Bank, Ltd., 1.581% (LIBOR 1 Month+35 basis points), 3/6/2018 (6)(7)	2,000,000	2,000,000
Natixis, NY Branch, 1.070%, 9/1/2017 (11)	14,000,000	14,000,000
Suncorp Metway, Ltd.:
1.350%, 11/14/2017 (6)(11)	2,000,000	1,994,450
1.460%, 2/5/2018 (6)(11)	3,000,000	2,980,898
Westpac Banking Corp., 1.657% (LIBOR 3 Month+35 basis points), 10/20/2017 (6)(7)	2,500,000	2,500,000

		29,225,348

Machinery Manufacturing — 0.7%
John Deere Capital Corp., 1.150%, 9/5/2017 (6)(11)	2,500,000	2,499,681

Pharmaceuticals — 2.7%
Novartis Finance Corp., 1.100%, 9/6/2017 (6)(11)	10,000,000	9,998,472

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Winding Up Agencies — 3.5%
Erste Abwicklungsanstalt:
1.160%, 9/1/2017(6)(11)	$5,000,000	$5,000,000
1.280%, 9/28/2017(6)(11)	3,000,000	2,997,142
1.300%, 10/18/2017(6)(11)	2,500,000	2,495,757
1.451% (LIBOR 1 Month+22 basis points), 9/7/2017 (6)(7)	2,500,000	2,500,000

		12,992,899

Total Commercial Paper		211,629,516

Municipals — 4.3%

Colorado — 1.3%
Colorado Housing & Finance Authority, 1.190%, 10/1/2036 (12)	4,800,000	4,800,000

Tennessee — 3.0%
Johnson City Health & Educational Facilities Board, 1.180%, 8/15/2043 (12)	11,075,000	11,075,000

Total Municipals		15,875,000

Mutual Funds — 7.0%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 0.890%	10,000,000	10,000,000
Invesco Government & Agency Portfolio — Institutional Class, 0.930%	16,000,000	16,000,000

Total Mutual Funds		26,000,000

Repurchase Agreements — 5.6%
Agreement with Fixed Income Clearing Corp., 0.120%, dated 8/31/2017, to be repurchased at $10,618,336 on 9/1/2017, collateralized by U.S. Government Treasury Obligations with various maturities to 1/15/2024, with a market value of $10,835,417	$10,618,301	10,618,301
Agreement with Goldman Sachs Group, Inc., 1.040%, dated 8/31/2017, to be repurchased at $10,000,289 on 9/1/2017, collateralized by a U.S. Government Treasury Obligation with a maturity of 5/15/2024, with a market value of $10,200,000	10,000,000	10,000,000

Total Repurchase Agreements		20,618,301

Total Investments — 100.0% (at amortized cost)		368,748,953
Other Assets and Liabilities — 0.0%		(160,186)

Total Net Assets — 100.0%		$368,588,767

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Schedules of Investments

Institutional Prime Money Market Fund

Description	Principal Amount	Value
Certificates of Deposit — 17.6%

Banks — 17.6%
Bank of Nova Scotia/Houston, 1.408% (LIBOR 1 Month+18 basis points), 5/18/2018 (7)	$2,000,000	$2,000,035
Commonwealth Bank of Australia/New York:
1.397% (LIBOR 1 Month+17 basis points), 8/15/2018 (7)	2,500,000	2,499,818
1.571% (LIBOR 3 Month+26 basis points), 2/2/2018 (7)	2,000,000	2,002,207
HSBC Bank USA NA:
1.561% (LIBOR 1 Month+33 basis points), 3/20/2018 (7)	2,500,000	2,503,120
1.709% (LIBOR 1 Month+48 basis points), 10/13/2017 (7)	2,500,000	2,501,496
Mitsubishi UFJ Trust & Banking Corp.:
1.399% (LIBOR 1 Month+17 basis points), 12/11/2017 (7)	2,650,000	2,650,474
1.411% (LIBOR 1 Month+18 basis points), 2/9/2018 (7)	2,500,000	2,500,266
1.462% (LIBOR 1 Month+23 basis points), 11/1/2017 (7)	1,500,000	1,500,576
Mizuho Bank, Ltd.:
1.411% (LIBOR 1 Month+18 basis points), 11/10/2017 (7)	2,000,000	2,000,647
1.512% (LIBOR 1 Month+28 basis points), 12/1/2017 (7)	2,500,000	2,501,454
1.632% (LIBOR 1 Month+40 basis points), 9/1/2017 (7)	2,500,000	2,500,034
Skandinaviska Enskilda Banken AB, 1.531% (LIBOR 1 Month+30 basis points), 9/21/2017 (7)	2,500,000	2,500,516
Sumitomo Mitsui Banking Corp./New York, 1.358% (LIBOR 1 Month+13 basis points), 9/18/2017 (7)	2,500,000	2,500,170
Svenska Handelsbanken, Inc., 1.527% (LIBOR 1 Month+30 basis points), 9/15/2017 (7)	2,500,000	2,500,374
Swedbank (New York):
1.150%, 9/7/2017	7,500,000	7,500,012
1.160%, 9/6/2017	7,500,000	7,500,024
Toronto Dominion Bank:
1.431% (LIBOR 1 Month+20 basis points), 8/10/2018 (7)	2,375,000	2,375,577
1.569% (LIBOR 1 Month+34 basis points), 3/13/2018 (7)	2,500,000	2,503,159
1.672% (LIBOR 1 Month+44 basis points), 11/1/2017 (7)	2,000,000	2,001,501
1.748% (LIBOR 1 Month+52 basis points), 11/20/2017 (7)	2,000,000	2,002,177
1.751% (LIBOR 1 Month+52 basis points), 1/10/2018 (7)	2,250,000	2,253,590
Wells Fargo Bank NA:
1.366% (LIBOR 1 Month+13 basis points), 12/19/2017 (7)	3,000,000	3,000,480
1.401% (LIBOR 1 Month+17 basis points), 4/20/2018 (7)	2,500,000	2,500,377
1.664% (LIBOR 3 Month+35 basis points), 11/16/2017 (7)	1,850,000	1,851,593
1.669% (LIBOR 1 Month+44 basis points), 2/14/2018 (7)	2,500,000	2,503,759
1.699% (LIBOR 1 Month+47 basis points), 10/11/2017 (7)	2,000,000	2,001,126

Total Certificates of Deposit (identified cost $70,625,926)		70,654,562

Description	Principal Amount	Value
Commercial Paper — 59.1%

Asset-Backed Securities — 33.1%
Atlantic Asset Securitization LLC:
1.060%, 9/1/2017 (6)(11)	$8,000,000	$7,999,730
1.440%, 9/21/2017 (6)(11)	2,500,000	2,498,182
1.552% (LIBOR 1 Month+32 basis points), 1/2/2018 (6)(7)	2,500,000	2,500,040
1.567% (LIBOR 1 Month+34 basis points), 12/15/2017 (7)	2,500,000	2,500,034
Bedford Row Funding Corp.:
1.372% (LIBOR 1 Month+14 basis points), 3/1/2018 (6)(7)	2,500,000	2,500,070
1.449% (LIBOR 1 Month+22 basis points), 6/11/2018 (6)(7)	3,000,000	3,000,718
1.451% (LIBOR 1 Month+22 basis points), 2/21/2018 (6)(7)	2,250,000	2,250,915
1.455% (LIBOR 1 Month+22 basis points), 8/17/2018 (6)(7)	2,500,000	2,499,923
1.498% (LIBOR 1 Month+27 basis points), 12/18/2017 (6)(7)	2,500,000	2,501,261
1.712% (LIBOR 3 Month+41 basis points), 10/6/2017 (6)(7)	2,500,000	2,501,276
Chesham Finance Ltd., 1.180%, 9/1/2017 (6)(11)	15,500,000	15,499,492
Crown Point Capital Co. LLC:
1.310%, 10/31/2017 (6)(11)	2,500,000	2,494,464
1.320%, 10/17/2017 (6)(11)	3,500,000	3,494,137
Gotham Funding Corp., 1.320%, 10/2/2017 (6)(11)	3,500,000	3,496,117
Kells Funding LLC, 1.210%, 9/13/2017 (6)(11)	5,000,000	4,997,846
Liberty Street Funding LLC:
1.290%, 9/25/2017 (6)(11)	3,000,000	2,997,406
1.310%, 10/17/2017 (6)(11)	3,000,000	2,995,018
1.310%, 10/25/2017 (6)(11)	3,000,000	2,994,133
Manhattan Asset Funding Co.:
1.220%, 9/19/2017 (6)(11)	2,000,000	1,998,699
1.371% (LIBOR 1 Month+14 basis points), 12/5/2017 (6)(7)	3,000,000	2,999,933
1.389% (LIBOR 1 Month+16 basis points), 2/8/2018 (6)(7)	2,500,000	2,499,994
1.399% (LIBOR 1 Month+16 basis points), 1/31/2018 (6)(7)	2,500,000	2,500,064
1.534% (LIBOR 1 Month+30 basis points), 9/28/2017 (6)(7)	2,500,000	2,500,674
Old Line Funding LLC:
1.351% (LIBOR 1 MonthLIBOR 1 Month+12 basis points), 12/4/2017 (6)(7)	3,500,000	3,500,043
1.351% (LIBOR 1 Month+12 basis points), 1/19/2018 (6)(7)	2,500,000	2,500,046
1.369% (LIBOR 1 Month+14 basis points), 11/8/2017 (6)(7)	3,000,000	3,000,056
Regency Markets No. 1 LLC:
1.210%, 9/7/2017 (6)(11)	9,000,000	8,997,874
1.230%, 9/15/2017 (6)(11)	3,500,000	3,498,214
1.230%, 9/26/2017 (6)(11)	3,000,000	2,997,298
Ridgefield Funding Co. LLC:
1.300%, 9/18/2017 (6)(11)	4,660,000	4,657,132
1.388% (LIBOR 1 Month+16 basis points), 12/18/2017 (6)(7)	3,500,000	3,500,540
1.409% (LIBOR 1 Month+18 basis points), 1/11/2018 (6)(7)	2,500,000	2,500,132
Starbird Funding Corp., 1.280%, 9/12/2017 (6)(11)	3,750,000	3,748,474

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Institutional Prime Money Market Fund (continued)

Description	Principal Amount	Value
Commercial Paper (continued)

Asset-Backed Securities (continued)
Thunder Bay Funding LLC:
1.349% (LIBOR 1 Month+12 basis points), 12/8/2017 (6)(7)	$3,000,000	$3,000,038
1.349% (LIBOR 1 Month+12 basis points), 1/12/2018 (6)(7)	3,000,000	3,000,052
1.465% (LIBOR 1 Month+23 basis points), 6/22/2018 (6)(7)	2,500,000	2,500,098
Victory Receivables Corp., 1.260%, 9/8/2017 (6)(11)	3,500,000	3,499,068

		133,119,191

Automobiles — 2.4%
Toyota Motor Credit Corp.:
1.401% (LIBOR 1 Month+17 basis points), 3/12/2018 (7)	4,000,000	4,000,866
1.412% (LIBOR 1 Month+18 basis points), 4/27/2018 (7)	3,000,000	3,000,013
1.418% (LIBOR 1 Month+19 basis points), 5/10/2018 (7)	2,500,000	2,499,938

		9,500,817

Diversified Financial Services — 5.3%
Collateralized Commercial Paper Co. LLC:
1.536% (LIBOR 1 Month+30 basis points), 10/23/2017 (7)	2,500,000	2,501,137
1.584% (LIBOR 1 Month+35 basis points), 11/28/2017 (7)	2,500,000	2,501,877
JP Morgan Securities LLC:
1.385% (LIBOR 1 Month+15 basis points), 12/22/2017 (7)	3,000,000	3,000,674
1.431% (LIBOR 1 Month+20 basis points), 4/6/2018 (7)	2,500,000	2,501,130
1.481% (LIBOR 1 Month+25 basis points), 9/5/2017 (7)	2,500,000	2,500,114
National Rural Utilities:
1.080%, 9/1/2017 (11)	3,250,000	3,249,895
1.140%, 9/18/2017 (11)	5,000,000	4,997,027

		21,251,854

Foreign Banks — 10.0%
Commonwealth Bank of Australia, 1.429% (LIBOR 1 Month+20 basis points), 5/11/2018 (6)(7)	2,500,000	2,501,552
DNB Bank ASA, 1.160%, 9/5/2017 (6)(11)	10,000,000	9,998,401
HSBC Bank PLC, 1.568% (LIBOR 1 Month+34 basis points), 9/15/2017 (6)(7)	3,250,000	3,250,543
National Australia Bank, Ltd., 1.581% (LIBOR 1 Month+35 basis points), 3/6/2018 (6)(7)	2,000,000	2,002,390
Natixis, NY Branch, 1.070%, 9/1/2017 (11)	15,000,000	14,999,515
Suncorp Metway, Ltd.:
1.350%, 11/14/2017 (6)(11)	2,000,000	1,994,396
1.460%, 2/5/2018 (6)(11)	3,000,000	2,980,698

Description	Shares or Principal Amount	Value
Commercial Paper (continued)

Foreign Banks (continued)
Westpac Banking Corp., 1.657% (LIBOR 3 Month+35 basis points), 10/20/2017 (6)(7)	$2,500,000	$2,501,509

		40,229,004

Machinery Manufacturing — 1.9%
Illinois Tool Works, Inc., 1.100%, 9/5/2017 (6)(11)	5,000,000	4,999,185
John Deere Capital Corp., 1.150%, 9/5/2017 (6)(11)	2,500,000	2,499,614

		7,498,799

Pharmaceuticals — 2.5%
Novartis Finance Corp., 1.100%, 9/6/2017 (6)(11)	10,000,000	9,998,193

Winding Up Agencies — 3.9%
Erste Abwicklungsanstalt:
1.160%, 9/1/2017 (6)(11)	5,000,000	4,999,842
1.280%, 9/28/2017 (6)(11)	3,000,000	2,997,265
1.300%, 10/18/2017 (6)(11)	2,500,000	2,496,010
1.320%, 12/13/2017 (6)(11)	2,500,000	2,490,662
1.451% (LIBOR 1 MonthLIBOR 1 Month+22 basis points), 9/7/2017 (6)(7)	2,500,000	2,500,143

		15,483,922

Total Commercial Paper (identified cost $237,069,014)		237,081,780

Mutual Funds — 6.0%
BlackRock Liquidity Funds T-Fund Portfolio — Institutional Class, 0.890%	8,201,139	8,201,139
Invesco Government & Agency Portfolio — Institutional Class, 0.930%	16,000,000	16,000,000

Total Mutual Funds (identified cost $24,201,139)		24,201,139

Repurchase Agreements — 17.4%
Agreement with Goldman Sachs Group, Inc., 1.040%, dated 8/31/2017, to be repurchased at $35,001,011 on 9/1/2017, collateralized by U.S. Government Agency Obligations with various maturities to 7/1/2047, with a market value of $35,610,746	$35,000,000	35,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.080%, dated 8/31/2017, to be repurchased at $35,001,050 on 9/1/2017, collateralized by a U.S. Government Agency Obligation with a maturity of 3/1/2042, with a market value of $35,588,647	35,000,000	35,000,000

Total Repurchase Agreements (identified cost $70,000,000)		70,000,000

Total Investments — 100.1% (identified cost $401,896,079)		401,937,481
Other Assets and Liabilities — (0.1)%		(313,521)

Total Net Assets — 100.0%		$401,623,960

(See Notes which are an integral part of the Financial Statements)

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2017. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of August 31, 2017. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

*	A Summary Schedule of Investments is presented for this portfolio. A complete Schedule of Investments is available by accessing the SEC’s website, www.sec.gov. For all items listed as “Other securities” in this summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of August 31, 2017. In certain instances, securities for which footnotes listed below may otherwise apply are included in the “Other securities” caption.
(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(2)	Non-income producing.
(3)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.
(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.
(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2017 these securities amounted to:

Fund	Amount	% of Total Net Assets
Disciplined International Equity Fund	$194,485	0.27%
TCH Emerging Markets Bond Fund	8,350,821	70.27
Alternative Strategies Fund
Long	416,064	0.43
Short	229,668	0.24
Global Long/Short Equity Fund
Long	34,765	0.36
Short	246,517	2.54
Ultra Short Tax-Free Fund	106,814,893	16.17
Short Tax-Free Fund	12,985,103	7.11

Fund	Amount	% of Total Net Assets
Short-Term Income Fund	$28,175,927	11.61%
Intermediate Tax-Free Fund	35,866,226	2.22
Strategic Income Fund	30,858,121	27.21
TCH Corporate Income Fund	30,278,443	11.81
TCH Core Plus Bond Fund	66,641,715	6.36
High Yield Bond Fund	5,115,442	38.42
Tax-Free Money Market Fund	34,170,000	10.85
Prime Money Market Fund	162,824,252	44.18
Institutional Prime Money Market Fund	188,829,560	47.02

(7)	Denotes a floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of August 31, 2017.
(8)	Purchased on a when-issued or delayed delivery basis.
(9)	Issue is in default or bankruptcy.
(10)	All or a portion of this security is segregated as collateral for securities sold short.
(11)	Each issue shows the rate of the discount at the time of purchase.
(12)	Denotes a variable rate security.
(13)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.
(14)	Securities have redemption features that may delay redemption beyond seven days.
(15)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.
(16)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.

The following acronyms may be referenced throughout this report:

ACA          — American Capital Access Corporation

ADED        — Arkansas Department of Economic Development

ADR          — American Depository Receipt

AGC          — Assured Guaranty Corporation

AGM          — Assured Guaranty Municipal

AMBAC      — American Municipal Bond Assurance Corporation

AMT          — Alternative Minimum Tax

BAM          — Build America Mutual Assurance Company

BHAC        — Berkshire Hathaway Assurance Corporation

BMA          — Bond Market Association

CFC           — Cooperative Finance Corporation

CIFG          — CDC IXIS Financial Guaranty

CMI           — California Mortgage Insurance

COLL          — Collateralized

ETF            — Exchange Traded Fund

FDIC          — Federal Depository Insurance Corporation

FGIC          — Financial Guaranty Insurance Corporation

FHA          — Federal Housing Administration

FHLB         — Federal Home Loan Bank

FHLMC       — Federal Home Loan Mortgage Corporation

FNMA       — Federal National Mortgage Association

FRN          — Floating Rate Note

FSA           — Financial Security Assurance Corporation

GDR          — Global Depository Receipt

GNMA       — Government National Mortgage Association

GO            — Government Obligation

HFDC         — Health Facility Development Corporation

HUD          — Department of Housing and Urban Development

IDC           — Industrial Development Corporation

IMI            — Investors Mortgage Insurance Company

INS              — Insured

LIBOR          — London Interbank Offered Rate

LIQ              — Liquidity Agreement

LLC              — Limited Liability Corporation

LOC             — Letter of Credit

LP                — Limited Partnership

LT                — Limited Tax

MAC             — Municipal Assurance Corporation

MBIA           — Municipal Bond Insurance Association

MHF             — Maryland Housing Fund

MTN            — Medium Term Note

NATL-RE       — National Rural Utilities Cooperative Finance Corporation

                       Reinsurance

PCA             — Pollution Control Authority

PLC             — Public Limited Company

PSF             — Permanent School Fund Guaranteed

PUFG           — Permanent University Fund Guarantee

Q-SBLF         — Qualified School Bond Loan Fund

RADIAN       — Radian Asset Assurance

REITs           — Real Estate Investment Trusts

REMIC          — Real Estate Mortgage Investment Conduit

SAW            — State Aid Withholding

SIFMA          — Securities Industry and Financial Markets Association

TCRs            — Transferable Custody Receipts

TLGP            — Temporary Liquidity Guarantee Program

TRANs          — Tax and Revenue Anticipation Notes

UT               — Unlimited Tax

VRNs           — Variable Rate Notes

XLCA            — XL Capital Assurance

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund		Large-Cap Growth Fund		Mid-Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value	$232,092,807	(1)	$166,292,864	(1)	$491,035,640	(1)	$503,042,233	(1)	$293,702,754	(1)
Cash sweep investments in affiliated issuers, at value	2,833,143		2,075,405		4,411,207		4,542,780		1,880,791
Dividends and interest receivable	410,003		427,427		1,062,397		560,103		383,379
Receivable for capital stock sold	192,719		95,260		272,314		383,251		105,659
Prepaid expenses and other receivables	13,917		13,525		20,049		21,507		27,036

Total assets	235,542,589		168,904,481		496,801,607		508,549,874		296,099,619

Liabilities:
Payable for return of securities lending collateral	75,732,318		52,860,743		162,597,871		151,430,406		89,263,621
Payable for capital stock redeemed	248,024		372,498		258,996		385,350		113,515
Payable to affiliates, net (Note 6)	60,749		43,507		176,390		199,671		142,679
Other liabilities	40,330		46,025		72,658		79,019		75,836

Total liabilities	76,081,421		53,322,773		163,105,915		152,094,446		89,595,651

Total net assets	$159,461,168		$115,581,708		$333,695,692		$356,455,428		$206,503,968

Net assets consist of:
Paid-in capital	$136,485,151		$81,556,123		$257,602,366		$253,582,557		$170,180,285
Net unrealized appreciation on investments	19,364,495		22,840,439		52,017,446		86,651,320		27,068,744
Accumulated net realized gain on investments	3,151,309		10,661,810		23,173,582		15,876,085		8,236,155
Undistributed net investment income	460,213		523,336		902,298		345,466		1,018,784

Total net assets	$159,461,168		$115,581,708		$333,695,692		$356,455,428		$206,503,968

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—		$17.46		$—
Advisor class of shares:
Net asset value and redemption proceeds per share	14.36		14.51		15.85		17.46		11.91
Offering price per share(2)	15.12		15.27		16.68		18.38		12.54
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	14.42		14.47		15.88		17.60		11.89
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		—		—		11.84
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		—		15.88		17.62		11.90

Net assets:
Investor class of shares	$—		$—		$—		$74,358,963		$—
Advisor class of shares	31,623,915		3,204,469		25,060,949		808,481		64,462,116
Institutional class of shares	127,837,253		112,377,239		307,156,339		278,435,992		127,304,443
Retirement class R-3 of shares	—		—		—		—		23,954
Retirement class R-6 of shares	—		—		1,478,404		2,851,992		14,713,455

Total net assets	$159,461,168		$115,581,708		$333,695,692		$356,455,428		$206,503,968

Shares outstanding:
Investor class of shares	—		—		—		4,259,918		—
Advisor class of shares	2,201,464		220,776		1,580,963		46,318		5,411,834
Institutional class of shares	8,867,909		7,764,222		19,347,639		15,818,210		10,704,247
Retirement class R-3 of shares	—		—		—		—		2,023
Retirement class R-6 of shares	—		—		93,093		161,877		1,235,973

Total shares outstanding	11,069,373		7,984,998		21,021,695		20,286,323		17,354,077

Investments, at cost:
Investments in unaffiliated issuers	$212,728,312		$143,452,457		$439,018,220		$416,390,963		$266,634,010
Cash sweep investments in affiliated issuers	2,833,143		2,075,373		4,411,181		4,542,730		1,880,791

Total investments, at cost	$215,561,455		$145,527,830		$443,429,401		$420,933,693		$268,514,801

(1)	Including $74,313,568, $51,870,464, $159,551,804, $148,593,547 and $87,591,380, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	Mid-Cap Growth Fund		Small-Cap Value Fund		Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
Assets:
Investments in unaffiliated issuers, at value	$166,532,187	(1)	$78,960,841	(1)	$28,881,929	(1)	$177,678,710	(1)	$50,278,220	(1)
Cash sweep investments in affiliated issuers, at value	1,947,313		588,562		369,001		1,560,493		—
Cash denominated in foreign currencies	—		—		—		—		105,909	(2)
Dividends and interest receivable	88,001		46,173		14,315		37,388		128,023
Receivable for investments sold	—		—		—		5,828,724		4,984,432
Receivable for capital stock sold	70,128		28,317		6,000		583,703		—
Receivable from affiliates, net (Note 6)	—		—		348		—		—
Prepaid expenses and other receivables	28,821		27,156		12,178		25,479		10,566

Total assets	168,666,450		79,651,049		29,283,771		185,714,497		55,507,150

Liabilities:
Payable for return of securities lending collateral	55,413,816		15,189,775		9,591,857		40,411,406		1,201,607
Payable for investments purchased	—		—		—		5,989,230		—
Payable for capital stock redeemed	90,778		96,068		—		98,559		5,000,000
Payable for foreign tax expense	—		—		—		—		7,170
Payable to affiliates, net (Note 6)	72,617		18,448		—		151,420		24,541
Other liabilities	66,722		61,226		30,936		68,052		55,649

Total liabilities	55,643,933		15,365,517		9,622,793		46,718,667		6,288,967

Total net assets	$113,022,517		$64,285,532		$19,660,978		$138,995,830		$49,218,183

Net assets consist of:
Paid-in capital	$91,133,909		$54,828,650		$16,329,751		$111,119,631		$42,050,010
Net unrealized appreciation on investments and foreign currency translation	17,512,379		5,311,259		2,547,798		14,939,156		6,531,140
Accumulated net realized gain (loss) on investments	4,376,229		4,117,399		782,831		13,424,119		(39,336)
Undistributed net investment income (distributions in excess of net investment income)	—		28,224		598		(487,076)		676,369

Total net assets	$113,022,517		$64,285,532		$19,660,978		$138,995,830		$49,218,183

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Advisor class of shares:
Net asset value and redemption proceeds per share	$14.79		$13.30		$13.22		$18.37		$13.16
Offering price per share(3)	15.57		14.00		13.92		19.34		13.85
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	15.39		13.47		13.30		19.00		13.20
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	15.12		13.27		—		—		—
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	15.46		13.53		—		—		—

Net assets:
Advisor class of shares	$17,944,744		$4,930,535		$2,612,070		$57,736,691		$997,288
Institutional class of shares	94,464,000		56,584,762		17,048,908		81,259,139		48,220,895
Retirement class R-3 of shares	22,078		116,804		—		—		—
Retirement class R-6 of shares	591,695		2,653,431		—		—		—

Total net assets	$113,022,517		$64,285,532		$19,660,978		$138,995,830		$49,218,183

Shares outstanding:
Advisor class of shares	1,213,597		370,843		197,512		3,142,568		75,799
Institutional class of shares	6,138,097		4,199,919		1,281,617		4,276,477		3,653,718
Retirement class R-3 of shares	1,460		8,801		—		—		—
Retirement class R-6 of shares	38,263		196,050		—		—		—

Total shares outstanding	7,391,417		4,775,613		1,479,129		7,419,045		3,729,517

Investments, at cost:
Investments in unaffiliated issuers	$149,019,808		$73,649,582		$26,334,131		$162,739,554		$43,756,970
Cash sweep investments in affiliated issuers	1,947,313		588,562		369,001		1,560,493		—

Total investments, at cost	$150,967,121		$74,238,144		$26,703,132		$164,300,047		$43,756,970

(1)	Including $54,375,708, $14,905,213, $9,412,165, $39,654,349 and $1,149,975, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $99,730.
(3)	Computation of offering price per share 100/95 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund		Alternative Strategies Fund
Assets:
Investments in unaffiliated issuers, at value	$76,404,318	(1)	$641,025,148	(1)	$162,813,959	(1)	$12,643,550	(1)	$96,908,339
Purchased options, at value	—		—		—		—		859,080
Cash	—		—		—		20,000		4,955
Deposits held at broker for:
Securities sold short	—		—		—		—		13,032,430
Options	—		—		—		—		1,739,487
Futures contracts	—		—		—		—		1,848,200
Forward foreign currency contracts	—		—		—		—		243,900
Cash denominated in foreign currencies	103,367	(2)	704,326	(2)	438,602	(2)	—		3,738	(2)
Dividends and interest receivable	307,025		4,483,555		244,888		159,889		160,393
Receivable for investments sold	—		203,264		316,883		108,032		2,447,275
Receivable for capital stock sold	69,298		25,860,609		167,547		—		54,931
Receivable for daily variation margin on futures contracts	—		—		—		—		324,817
Receivable for forward foreign currency contracts	—		—		—		—		876,068
Receivable from affiliates, net (Note 6)	—		—		—		7,247		—
Prepaid expenses and other receivables	8,214		50,715		13,210		9,843		8,043

Total assets	76,892,222		672,327,617		163,995,089		12,948,561		118,511,656

Liabilities:
Securities sold short, at value (proceeds $17,499,532)	—		—		—		—		17,735,182
Options written, at value (proceeds $1,739,501)	—		—		—		—		1,054,953
Payable for dividends and interest on securities sold short	—		—		—		—		30,722
Payable for return of securities lending collateral	4,416,726		18,127,685		512,972		1,016,625		—
Payable for investments purchased	394		1,747,036		39,149		—		2,901,902
Payable for capital stock redeemed	—		1,904,065		118,993		10,733		22,235
Payable for daily variation margin on futures contracts	—		—		—		—		95,963
Payable for forward foreign currency contracts	—		—		—		—		675,671
Payable for foreign tax expense	2,803		140,362		751,865		201		211
Payable to affiliates, net (Note 6)	31,200		415,246		121,850		—		75,658
Other liabilities	53,057		253,638		93,449		37,469		178,978

Total liabilities	4,504,180		22,588,032		1,638,278		1,065,028		22,771,475

Total net assets	$72,388,042		$649,739,585		$162,356,811		$11,883,533		$95,740,181

Net assets consist of:
Paid-in capital	$65,449,080		$607,200,745		$128,661,783		$11,520,733		$89,777,534
Net unrealized appreciation on investments, options, futures contracts and foreign currency translation	10,902,421		66,591,524		39,190,730		387,866		3,652,728
Accumulated net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	(4,932,303)		(38,807,772)		(6,740,776)		(338,585)		2,513,096
Undistributed net investment income (distributions in excess of net investment income)	968,844		14,755,088		1,245,074		313,519		(203,177)

Total net assets	$72,388,042		$649,739,585		$162,356,811		$11,883,533		$95,740,181

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$13.16		$—		$—		$—
Advisor class of shares:
Net asset value and redemption proceeds per share	11.17		13.16		15.93		10.66		10.74
Offering price per share	11.76	(3)	13.85	(3)	16.77	(3)	11.05	(4)	11.31	(3)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	11.19		13.21		15.97		10.35		10.81
Retirement class R-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		13.17		—		—		—
Retirement class R-6 of shares:
Net asset value, offering price and redemption proceeds per share	—		13.22		—		—		—
Class F-3 of shares:
Net asset value, offering price and redemption proceeds per share	—		13.22		—		—		—

Net assets:
Investor class of shares	$—		$6,162,257		$—		$—		$—
Advisor class of shares	149,401		890,491		4,775,653		119,018		156,860
Institutional class of shares	72,238,641		593,746,432		157,581,158		11,764,515		95,583,321
Retirement class R-3 of shares	—		25,623		—		—		—
Retirement class R-6 of shares	—		48,888,994		—		—		—
Class F-3 of shares	—		25,788		—		—		—

Total net assets	$72,388,042		$649,739,585		$162,356,811		$11,883,533		$95,740,181

(Continued on next page)

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	TCH Emerging Markets Bond Fund	Alternative Strategies Fund
Shares outstanding:
Investor class of shares	—	468,390	—	—	—
Advisor class of shares	13,375	67,686	299,807	11,168	14,601
Institutional class of shares	6,455,738	44,948,939	9,867,658	1,137,182	8,845,309
Retirement class R-3 of shares	—	1,946	—	—	—
Retirement class R-6 of shares	—	3,696,876	—	—	—
Class F-3 of shares	—	1,950	—	—	—

Total shares outstanding	6,469,113	49,185,787	10,167,465	1,148,350	8,859,910

Investments, at cost:
Investments in unaffiliated issuers	$65,508,394	$574,468,865	$123,602,422	$12,254,857	$93,547,352
Purchased options	—	—	—	—	1,445,988

Total investments, at cost	$65,508,394	$574,468,865	$123,602,422	$12,254,857	$94,993,340

(1)	Including $4,228,706, $17,373,890, $491,205 and $995,570, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies are $102,904, $701,572, $460,906 and $8,017, respectively.
(3)	Computation of offering price per share 100/95 of net asset value.
(4)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	Global Long/Short Equity Fund		Ultra Short Tax-Free Fund		Short Tax-Free Fund	Short-Term Income Fund		Intermediate Tax-Free Fund
Assets:
Investments in unaffiliated issuers, at value	$13,468,143	(1)	$682,030,366		$174,198,287	$287,230,049	(1)	$1,604,996,902
Cash sweep investments in affiliated issuers, at value	—		80,322		115,488	4,464,102		79,783
Investments in other affiliated issuers, at value	—		—		866,132	—		5,108,497
Cash	—		1,000		1,000	—		1,000
Cash denominated in foreign currencies	1,386	(2)	—		—	—		—
Dividends and interest receivable	27,556		2,429,893		1,428,365	907,764		15,905,509
Receivable for investments sold	—		8,200,888		8,940,507	—		—
Receivable for capital stock sold	—		1,141,445		156,530	3,284,807		1,424,821
Receivable from affiliates, net (Note 6)	9,153		—		—	—		—
Prepaid expenses and other receivables	7,284		15,756		11,471	20,228		26,011

Total assets	13,513,522		693,899,670		185,717,780	295,906,950		1,627,542,523

Liabilities:
Securities sold short, at value (proceeds $3,171,194)	3,454,239		—		—	—		—
Payable for dividends and interest on securities sold short	1,807		—		—	—		—
Payable for return of securities lending collateral	310,539		—		—	50,854,186		—
Payable for investments purchased	—		29,292,677		1,829,914	—		6,497,588
Payable for capital stock redeemed	—		3,673,351		1,022,427	2,197,710		1,518,048
Payable for foreign tax expense	789		—		—	—		—
Payable to affiliates, net (Note 6)	—		132,945		47,496	55,633		566,067
Payable for income distribution	—		338,757		141,018	148,910		658,172
Other liabilities	49,078		74,650		56,509	61,403		138,893

Total liabilities	3,816,452		33,512,380		3,097,364	53,317,842		9,378,768

Total net assets	$9,697,070		$660,387,290		$182,620,416	$242,589,108		$1,618,163,755

Net assets consist of:
Paid-in capital	$8,520,769		$659,590,565		$181,253,435	$242,931,457		$1,558,090,752
Net unrealized appreciation on investments and foreign currency translation	944,614		608,023		1,607,516	1,313,582		72,717,440
Accumulated net realized gain (loss) on investments and foreign currency transactions	224,365		204,338		(240,070)	(1,657,291)		(12,860,202)
Undistributed net investment income (distributions in excess of net investment income)	7,322		(15,636)		(465)	1,360		215,765

Total net assets	$9,697,070		$660,387,290		$182,620,416	$242,589,108		$1,618,163,755

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$—		$—		$—	$—		$11.37
Advisor class of shares:
Net asset value and redemption proceeds per share	12.22		10.08		10.22	9.39		11.37
Offering price per share	12.86	(3)	10.29	(4)	10.43 (4)	9.58	(4)	11.78	(5)
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	12.25		10.08		10.22	9.40		11.37

Net assets:
Investor class of shares	$—		$—		$—	$—		$975,663,588
Advisor class of shares	729,758		34,696,297		7,165,834	33,311,368		10,841,713
Institutional class of shares	8,967,312		625,690,993		175,454,582	209,277,740		631,658,454

Total net assets	$9,697,070		$660,387,290		$182,620,416	$242,589,108		$1,618,163,755

Shares outstanding:
Investor class of shares	—		—		—	—		85,781,846
Advisor class of shares	59,730		3,440,971		701,432	3,549,415		953,217
Institutional class of shares	731,994		62,090,069		17,163,320	22,256,627		55,550,449

Total shares outstanding	791,724		65,531,040		17,864,752	25,806,042		142,285,512

Investments, at cost:
Investments in unaffiliated issuers	$12,240,446		$681,422,343		$172,589,947	$285,916,555		$1,532,274,601
Cash sweep investments in affiliated issuers	—		80,322		115,488	4,464,014		79,783
Investments in other affiliated issuers	—		—		866,956	—		5,113,358

Total investments, at cost	$12,240,446		$681,502,665		$173,572,391	$290,380,569		$1,537,467,742

(1)	Including $302,768 and $49,901,497, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Identified cost of cash denominated in foreign currencies is $1,424.
(3)	Computation of offering price per share 100/95 of net asset value.
(4)	Computation of offering price per share 100/98 of net asset value.
(5)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	Strategic Income Fund	TCH Corporate Income Fund		TCH Core Plus Bond Fund	High Yield Bond Fund
Assets:
Investments in unaffiliated issuers, at value	$135,746,665 (1)	$309,045,607	(1)	$1,203,975,772 (1)	$12,774,444
Cash sweep investments in affiliated issuers, at value	938,029	4,410,836		46,560,055	360,045
Deposit held at broker	100,000	250,000		250,000	—
Dividends and interest receivable	1,183,527	2,092,348		6,113,300	207,397
Receivable for investments sold	695,816	—		—	—
Receivable for capital stock sold	19,704	829,177		2,484,534	569
Receivable from affiliates, net (Note 6)	—	—		—	16,209
Prepaid expenses and other receivables	24,785	21,087		22,898	16,290

Total assets	138,708,526	316,649,055		1,259,406,559	13,374,954

Liabilities:
Payable for return of securities lending collateral	24,164,624	59,729,711		210,537,373	—
Payable for investments purchased	973,144	—		—	—
Payable for capital stock redeemed	38,635	123,528		946,357	1,271
Payable to affiliates, net (Note 6)	45,468	88,382		261,772	—
Payable for income distribution	28,279	225,152		232,139	10,281
Other liabilities	65,889	60,053		94,630	50,053

Total liabilities	25,316,039	60,226,826		212,072,271	61,605

Total net assets	$113,392,487	$256,422,229		$1,047,334,288	$13,313,349

Net assets consist of:
Paid-in capital	$115,228,862	$249,924,716		$1,029,220,474	$16,059,593
Net unrealized appreciation on investments	2,191,091	6,219,580		19,723,438	498,576
Accumulated net realized gain (loss) on investments	(4,012,540)	280,631		(1,596,519)	(3,235,433)
Distributions in excess of net investment income	(14,926)	(2,698)		(13,105)	(9,387)

Total net assets	$113,392,487	$256,422,229		$1,047,334,288	$13,313,349

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$9.45	$13.20		$11.79	$—
Advisor class of shares:
Net asset value and redemption proceeds per share	9.45	13.20		11.79	9.58
Offering price per share(2)	9.79	13.68		12.22	9.93
Institutional class of shares:
Net asset value, offering price and redemption proceeds per share	9.44	13.19		11.78	9.57

Net assets:
Investor class of shares	$73,488,107	$120,745,358		$68,946,379	$—
Advisor class of shares	18,353,839	1,384,266		3,336,844	1,010,341
Institutional class of shares	21,550,541	134,292,605		975,051,065	12,303,008

Total net assets	$113,392,487	$256,422,229		$1,047,334,288	$13,313,349

Shares outstanding:
Investor class of shares	7,778,142	9,145,304		5,849,353	—
Advisor class of shares	1,942,612	104,846		283,095	105,492
Institutional class of shares	2,282,544	10,183,020		82,745,549	1,285,869

Total shares outstanding	12,003,298	19,433,170		88,877,997	1,391,361

Investments, at cost:
Investments in unaffiliated issuers	$133,555,574	$302,826,027		$1,184,253,226	$12,275,868
Cash sweep investments in affiliated issuers	938,029	4,410,836		46,559,163	360,045

Total investments, at cost	$134,493,603	$307,236,863		$1,230,812,389	$12,635,913

(1)	Including $23,711,930, $58,610,750 and $206,593,220, respectively, of securities on loan. A security on loan value represents both market value and accrued interest.
(2)	Computation of offering price per share 100/96.5 of net asset value.

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Assets:
Investments in unaffiliated issuers, at value	$2,826,442,412	$319,482,869	$348,130,652	$331,937,481
Investments in repurchase agreements	608,302,536	—	20,618,301	70,000,000
Cash	—	1,000	—	3,000
Dividends and interest receivable	1,410,588	512,113	166,259	137,127
Receivable for capital stock sold	60,406	—	—	—
Prepaid expenses and other receivables	15,874	19,697	18,276	19,547

Total assets	3,436,231,816	320,015,679	368,933,488	402,097,155
Liabilities:
Payable for investments purchased	349,965,000	5,000,000	—	—
Payable to affiliates, net (Note 6)	638,439	34,194	86,578	11,974
Payable for income distribution	1,938,044	135,746	181,345	360,165
Other liabilities	86,959	44,326	76,798	101,056

Total liabilities	352,628,442	5,214,266	344,721	473,195

Total net assets	$3,083,603,374	$314,801,413	$368,588,767	$401,623,960

Net assets consist of:
Paid-in capital	$3,083,603,515	$314,801,359	$368,612,742	$401,566,073
Net unrealized appreciation on investments	—	—	—	41,402
Accumulated net realized gain on investments	900	24,255	87	33
Undistributed net investment income (distributions in excess of net investment income)	(1,041)	(24,201)	(24,062)	16,452

Total net assets	$3,083,603,374	$314,801,413	$368,588,767	$401,623,960

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares:
Net asset value, offering price and redemption proceeds per share	$1.00	$1.00	$1.00	$1.0001
Premier class of shares:
Net asset value, offering price and redemption proceeds per share	1.00	1.00	1.00	1.0001

Net assets:
Investor class of shares	$814,242,090	$76,029,311	$202,251,252	$1,421,404
Premier class of shares	2,269,361,284	238,772,102	166,337,515	400,202,556

Total net assets	$3,083,603,374	$314,801,413	$368,588,767	$401,623,960

Shares outstanding:
Investor class of shares	814,243,487	76,026,926	202,313,238	1,421,281
Premier class of shares	2,269,360,028	238,802,101	166,299,555	400,167,550

Total shares outstanding	3,083,603,515	314,829,027	368,612,793	401,588,831

Investments, at cost:
Investments in unaffiliated issuers	$3,434,744,948	$319,482,869	$368,748,953	$401,896,079

Total investments, at cost	$3,434,744,948	$319,482,869	$368,748,953	$401,896,079

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2017

Statements of Operations	BMO Funds

	Low Volatility Equity Fund		Dividend Income Fund	Large-Cap Value Fund	Large-Cap Growth Fund	Mid-Cap Value Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$3,620,907	(1)	$3,392,440	$6,699,101	$3,879,281	$3,993,078
Affiliated issuers	21,760		15,692	38,584	43,549	28,896
Net securities lending income (Note 6)	105,900		83,857	217,322	229,074	146,626

Total income	3,748,567		3,491,989	6,955,007	4,151,904	4,168,600

Expenses:
Investment advisory fees (Note 6)	798,321		584,597	1,630,918	1,518,543	1,511,577
Shareholder servicing fees (Note 6)	—		—	337,030	403,832	271,592
Administration fees (Note 6)	239,496		175,379	487,801	454,021	311,151
Portfolio accounting fees	73,806		60,608	135,649	131,733	117,799
Recordkeeping fees	34,079		27,776	79,379	96,492	90,086
Custodian fees (Note 6)	7,423		5,434	15,164	14,133	10,252
Registration fees	35,424		33,738	70,165	68,300	66,093
Professional fees	23,610		23,610	23,990	23,990	23,990
Printing and postage	20,904		38,185	44,175	40,601	54,073
Directors’ fees	13,333		13,333	13,333	13,333	13,333
Distribution services fees (Note 6):
Advisor class	67,829		164,465	40,851	1,349	50,699
Retirement class R-3	—		—	—	—	116
Miscellaneous	6,669		5,311	11,337	10,123	10,287

Total expenses	1,320,894		1,132,436	2,889,792	2,776,450	2,531,048

Deduct:
Expense waivers (Note 6)	(214,704)		(207,995)	(67,008)	(94,996)	(43,876)

Net expenses	1,106,190		924,441	2,822,784	2,681,454	2,487,172

Net investment income	2,642,377		2,567,548	4,132,223	1,470,450	1,681,428

Net realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	3,957,705		11,549,944	26,065,495	18,479,605	46,313,287
Investments in affiliated issuers	299		73	1,358	1,391	1,383

Total net realized gain	3,958,004		11,550,017	26,066,853	18,480,996	46,314,670
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,847,208		2,280,340	14,277,360	39,702,441	(20,600,805)
Investments in affiliated issuers	—		32	26	50	—

Total net change in unrealized appreciation (depreciation)	4,847,208		2,280,372	14,277,386	39,702,491	(20,600,805)

Net realized and unrealized gain on investments	8,805,212		13,830,389	40,344,239	58,183,487	25,713,865

Change in net assets resulting from operations	$11,447,589		$16,397,937	$44,476,462	$59,653,937	$27,395,293

(1)	Net of foreign taxes withheld of $4,561.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2017

Statements of Operations	BMO Funds

	Mid-Cap Growth Fund	Small-Cap Value Fund	Small-Cap Core Fund		Small-Cap Growth Fund	Global Low Volatility Equity Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,007,493 (1)	$878,521 (2)	$159,554	(2)	$824,535	$1,420,974 (1)
Affiliated issuers	18,016	9,724	2,946		24,748	—
Net securities lending income (Note 6)	86,241	55,213	15,512		457,173	6,805

Total income	1,111,750	943,458	178,012		1,306,456	1,427,779

Expenses:
Investment advisory fees (Note 6)	804,195	462,184	111,610		1,471,741	326,874
Shareholder servicing fees (Note 6)	163,287	—	—		214,723	—
Administration fees (Note 6)	175,873	98,504	25,756		306,628	75,432
Portfolio accounting fees	87,627	67,346	33,750		86,715	55,605
Recordkeeping fees	81,631	50,244	23,131		55,821	23,177
Custodian fees (Note 6)	5,455	3,135	799		9,471	71,660
Registration fees	66,077	53,696	30,315		42,756	30,634
Professional fees	23,990	23,610	23,610		23,990	23,915
Printing and postage	44,033	54,655	6,886		56,838	6,657
Directors’ fees	13,333	13,333	13,333		13,333	13,333
Distribution services fees (Note 6):
Advisor class	29,588	95,691	3,434		46,513	1,419
Retirement class R-3	105	519	—		—	—
Miscellaneous	8,120	5,518	2,795		15,430	12,632

Total expenses	1,503,314	928,435	275,419		2,343,959	641,338

Deduct:
Expense waivers (Note 6)	(148,063)	(166,953)	(117,281)		(5,110)	(211,613)

Net expenses	1,355,251	761,482	158,138		2,338,849	429,725

Net investment income (loss)	(243,501)	181,976	19,874		(1,032,393)	998,054

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain on transactions from:
Investments in unaffiliated issuers	30,467,203	9,972,454	952,281		81,423,920	307,488
Investments in affiliated issuers	689	216	95		1,531	—
Foreign currency transactions	—	—	—		—	(23,988)

Total net realized gain	30,467,892	9,972,670	952,376		81,425,451	283,500
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(11,980,712)	(2,759,597)	1,428,444		(53,783,096)	2,417,478
Foreign currency translations	—	—	—		—	10,749

Total net change in unrealized appreciation (depreciation)	(11,980,712)	(2,759,597)	1,428,444		(53,783,096)	2,428,227

Net realized and unrealized gain on investments and foreign currency	18,487,180	7,213,073	2,380,820		27,642,355	2,711,727

Change in net assets resulting from operations	$18,243,679	$7,395,049	$2,400,694		$26,609,962	$3,709,781

(1)	Net of foreign taxes withheld of $2,530 and $87,057, respectively.
(2)	Non-cash dividends amounted to $147,301 and $17,755, respectively.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2017

Statements of Operations	BMO Funds

	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	TCH Emerging Markets Bond Fund	Alternative Strategies Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,925,768 (1)	$22,265,547 (1)	$3,242,582 (1)	$5,093	$1,129,361	(1)(3)
Interest income	—	—	—	625,596	1,000,987	(3)
Net securities lending income (Note 6)	36,575	273,392	4,390	6,352	—

Total income	1,962,343	22,538,939	3,246,972	637,041	2,130,348

Expenses:
Investment advisory fees (Note 6)	388,006	4,616,251	1,304,225	73,045	1,734,588
Shareholder servicing fees (Note 6)	—	215,123	—	—	—
Administration fees (Note 6)	97,001	893,292	217,371	19,921	157,472
Portfolio accounting fees	45,920	91,397	49,437	50,707	317,705
Recordkeeping fees	22,409	493,295	32,782	21,570	23,657
Custodian fees (Note 6)	75,294	312,038	254,200	3,106	370,157
Registration fees	53,530	76,948	36,082	30,666	34,319
Professional fees	23,461	24,390	30,215	27,066	59,480
Printing and postage	6,601	44,185	40,960	7,043	6,913
Directors’ fees	13,333	13,333	13,333	13,333	13,333
Interest expense and dividends on securities sold short	—	—	—	—	836,747
Distribution services fees (Note 6):
Advisor class	334	694	110,747	593	573
Retirement class R-3	—	120	—	—	—
Miscellaneous	14,405	14,008	27,318	3,713	11,918

Total expenses	740,294	6,795,074	2,116,670	250,763	3,566,862

Deduct:
Expense waivers (Note 6)	(157,950)	(560,420)	(339,413)	(137,519)	(730,384)

Net expenses	582,344	6,234,654	1,777,257	113,244	2,836,478

Net investment income (loss)	1,379,999	16,304,285	1,469,715	523,797	(706,130)

Net realized and unrealized gain (loss) on investments, options, futures contracts and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	(968,406)	(9,737,039)	1,815,795 (2)	(111,397)	7,513,102
Foreign currency transactions	18,574	(286,543)	(119,866)	(3,193)	(881,295)
Forward contracts	—	—	—	—	438,847
Futures contracts	—	—	—	—	636,116
Purchased options	—	—	—	—	(872,774)
Written options	—	—	—	—	1,647,284
Short sales	—	—	—	—	(2,961,988)

Total net realized gain (loss)	(949,832)	(10,023,582)	1,695,929	(114,590)	5,519,292
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	10,636,880	59,287,847	17,592,021	171,149	(909,527)
Futures contracts	—	—	—	—	179,786
Forward contracts	—	—	—	—	189,412
Purchased options	—	—	—	—	(331,039)
Written options	—	—	—	—	336,447
Short sales	—	—	—	—	439,680
Foreign currency translations	5,586	66,893	(22,684)	(804)	118

Total net change in unrealized appreciation (depreciation)	10,642,466	59,354,740	17,569,337	170,345	(95,123)

Net realized and unrealized gain on investments, options, futures contracts and foreign currency	9,692,634	49,331,158	19,265,266	55,755	5,424,169

Change in net assets resulting from operations	$11,072,633	$65,635,443	$20,734,981	$579,552	$4,718,039

(1)	Net of foreign taxes withheld of $169,082, $1,820,670, $310,644 and $422, respectively.
(2)	Net of foreign taxes withheld of $822,045, $717,474 of which is related to appreciated investments held at period end.
(3)	Non-cash dividend and Paid-in-kind interest amounted to $123,691 and $3,368, respectively.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2017

Statements of Operations	BMO Funds

	Global Long/Short Equity Fund	Ultra Short Tax-Free Fund	Short Tax-Free Fund	Short-Term Income Fund	Intermediate Tax-Free Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$175,243 (1)	$—	$—	$178,715	$671,819
Affiliated issuers	—	6,215	9,835	55,426	53,517
Interest income	—	7,579,698	3,273,608	5,005,838	50,875,140
Net securities lending income (Note 6)	1,530	—	—	92,724	—

Total income	176,773	7,585,913	3,283,443	5,332,703	51,600,476

Expenses:
Investment advisory fees (Note 6)	72,295	1,019,790	358,602	490,064	1,954,524
Shareholder servicing fees (Note 6)	—	89,795	33,777	103,883	2,719,878
Administration fees (Note 6)	10,844	914,685	275,212	380,459	2,496,786
Portfolio accounting fees	47,146	245,717	153,791	135,795	468,796
Recordkeeping fees	22,816	39,536	37,255	51,679	52,170
Custodian fees (Note 6)	24,540	28,348	8,527	11,780	77,318
Registration fees	53,635	61,835	46,764	49,217	74,458
Professional fees	26,006	28,320	28,320	28,320	28,320
Printing and postage	6,907	11,527	10,345	12,796	61,122
Directors’ fees	13,333	13,333	13,333	13,333	13,333
Interest expense and dividends on securities sold short	59,502	—	—	—	—
Distribution services fees (Note 6):
Advisor class	1,459	23,562	10,444	23,865	8,137
Miscellaneous	10,827	19,544	7,559	9,592	49,880

Total expenses	349,310	2,495,992	983,929	1,310,783	8,004,722

Deduct:
Expense waivers (Note 6)	(190,751)	(552,571)	(223,371)	(295,091)	(182,371)

Net expenses	158,559	1,943,421	760,558	1,015,692	7,822,351

Net investment income	18,214	5,642,492	2,522,885	4,317,011	43,778,125

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	294,718	727,984	(226,841)	236,882	(11,059,808)
Investments in affiliated issuers	—	—	—	218	—
Foreign currency transactions	457	—	—	—	—
Short sales	(46,199)	—	—	—	—
Net realized gain on capital gains distributions from:
Investments in affiliated issuers	—	—	895	—	5,281

Total net realized gain (loss)	248,976	727,984	(225,946)	237,100	(11,054,527)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	953,226	208,911	(181,247)	(716,487)	(26,177,041)
Investments in affiliated issuers	—	—	864	88	5,093
Short sales	(240,445)	—	—	—	—
Foreign currency translations	(27)	—	—	—	—

Total net change in unrealized appreciation (depreciation)	712,754	208,911	(180,383)	(716,399)	(26,171,948)

Net realized and unrealized gain (loss) on investments and foreign currency	961,730	936,895	(406,329)	(479,299)	(37,226,475)

Change in net assets resulting from operations	$979,944	$6,579,387	$2,116,556	$3,837,712	$6,551,650

(1)	Net of foreign taxes withheld of $10,985.

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2017

Statements of Operations	BMO Funds

	Strategic Income Fund	TCH Corporate Income Fund	TCH Core Plus Bond Fund	High Yield Bond Fund
Investment income:
Dividend income from:
Affiliated issuers	$11,067	$77,149	$268,202	$8,277
Interest income	3,176,016	7,402,926	28,444,864	2,537,723
Net securities lending income (Note 6)	10,262	70,178	344,146	—

Total income	3,197,345	7,550,253	29,057,212	2,546,000

Expenses:
Investment advisory fees (Note 6)	242,483	444,534	1,272,636	208,206
Shareholder servicing fees (Note 6)	193,934	257,330	1,131,214	—
Administration fees (Note 6)	146,559	343,184	1,473,953	62,462
Portfolio accounting fees	76,443	112,136	268,405	59,199
Recordkeeping fees	57,921	40,014	43,311	26,382
Custodian fees (Note 6)	4,541	10,642	45,679	1,922
Registration fees	38,727	47,255	74,391	41,238
Professional fees	30,480	30,480	30,480	29,910
Printing and postage	19,781	14,505	45,343	38,371
Directors’ fees	13,333	13,333	13,333	13,333
Distribution services fees (Note 6):
Advisor class	8,112	1,388	5,387	56,080
Miscellaneous	4,824	8,521	30,641	3,486

Total expenses	837,138	1,323,322	4,434,773	540,589

Deduct:
Expense waivers (Note 6)	(97,679)	(130,828)	—	(215,614)

Net expenses	739,459	1,192,494	4,434,773	324,975

Net investment income	2,457,886	6,357,759	24,622,439	2,221,025

Net realized and unrealized gain (loss) on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	2,392,762	1,718,848	3,197,584	2,635,106
Investments in affiliated issuers	(126)	2,028	1,503	1,965

Total net realized gain	2,392,636	1,720,876	3,199,087	2,637,071
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,889,424)	1,352,901	(7,557,407)	(2,865,438)
Investments in affiliated issuers	—	—	892	—

Total net change in unrealized appreciation (depreciation)	(1,889,424)	1,352,901	(7,556,515)	(2,865,438)

Net realized and unrealized gain (loss) on investments	503,212	3,073,777	(4,357,428)	(228,367)

Change in net assets resulting from operations	$2,961,098	$9,431,536	$20,265,011	$1,992,658

(See Notes which are an integral part of the Financial Statements)

Year Ended August 31, 2017

Statements of Operations	BMO Funds

	Government Money Market Fund	Tax-Free Money Market Fund	Prime Money Market Fund	Institutional Prime Money Market Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,233,975	$79,917	$156,301	$125,834
Interest income	20,489,776	2,752,345	3,935,306	3,793,344

Total income	21,723,751	2,832,262	4,091,607	3,919,178

Expenses:
Investment advisory fees (Note 6)	6,422,550	733,467	763,460	624,829
Shareholder servicing fees (Note 6)	2,179,124	202,042	640,252	3,417
Administration fees (Note 6)	1,115,080	123,526	171,450	140,384
Portfolio accounting fees	354,841	104,845	118,062	146,194
Recordkeeping fees	29,809	30,361	83,418	196,975
Custodian fees (Note 6)	153,833	17,029	23,586	19,362
Registration fees	65,563	66,330	72,875	45,546
Professional fees	27,240	31,550	37,055	31,550
Printing and postage	35,453	25,279	70,012	35,896
Directors’ fees	13,333	13,333	13,333	13,333
Miscellaneous	63,913	16,001	46,544	12,458

Total expenses	10,460,739	1,363,763	2,040,047	1,269,944

Deduct:
Expense waivers (Note 6)	(1,927,424)	(427,816)	(388,578)	(433,421)

Net expenses	8,533,315	935,947	1,651,469	836,523

Net investment income	13,190,436	1,896,315	2,440,138	3,082,655

Net realized and unrealized gain on investments:
Net Increase from payments by affiliates (Note 6)	_	_	264,566	_
Net realized gain on transactions from:
Investments in unaffiliated issuers	3,240	35,088	1,277	1,901
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	900	33,710	87	33

Total net realized gain	4,140	68,798	265,930	1,934
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	—	—	—	41,402

Net realized and unrealized gain on investments	4,140	68,798	265,930	43,336

Change in net assets resulting from operations	$13,194,576	$1,965,113	$2,706,068	$3,125,991

(See Notes which are an integral part of the Financial Statements)

Statements of Changes in Net Assets

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017		Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income (loss)	$2,642,377	$1,719,750	$2,567,548	$2,902,334	$4,132,223		$4,610,415
Net realized gain (loss) on investments	3,958,004	1,240,148	11,550,017	354,810	26,066,853		(38,852)
Net change in unrealized appreciation (depreciation) on investments	4,847,208	9,835,447	2,280,372	9,968,239	14,277,386		11,147,062

Change in net assets resulting from operations	11,447,589	12,795,345	16,397,937	13,225,383	44,476,462		15,718,625

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	(1,604,050	)(1)	(2,355,769)
Advisor class of shares	(369,362)	(93,308)	(1,243,935)	(1,799,680)	(525,994)		(496)
Institutional class of shares	(2,199,344)	(1,399,044)	(1,256,597)	(1,023,663)	(2,082,733)		(2,144,146)
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	(6,226)		(551)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	—	(1,409,302	)(1)	(16,736,440)
Advisor class of shares	(242,749)	(186,472)	(664,793)	(4,585,710)	(310)		(3,030)
Institutional class of shares	(1,697,222)	(2,310,319)	(294,696)	(2,265,425)	(1,185,002)		(12,497,098)
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	(429)		—

Change in net assets resulting from distributions to shareholders	(4,508,677)	(3,989,143)	(3,460,021)	(9,674,478)	(6,814,046)		(33,737,530)

Capital stock transactions:
Proceeds from sale of shares	54,505,942	77,894,953	94,718,963	17,607,800	425,435,120		104,915,403
Net asset value of shares issued to shareholders in payment of distributions declared	4,155,724	3,775,035	3,335,815	9,308,888	6,683,858		33,226,566
Cost of shares redeemed	(56,616,611)	(17,952,511)	(112,660,977)	(33,025,752)	(443,263,199)		(64,253,029)

Change in net assets resulting from capital stock transactions	2,045,055	63,717,477	(14,606,199)	(6,109,064)	(11,144,221)		73,888,940

Change in net assets	8,983,967	72,523,679	(1,668,283)	(2,558,159)	26,518,195		55,870,035

Net assets:
Beginning of period	150,477,201	77,953,522	117,249,991	119,808,150	307,177,497		251,307,462

End of period	$159,461,168	$150,477,201	$115,581,708	$117,249,991	$333,695,692		$307,177,497

Undistributed net investment income included in net assets at end of period	$460,213	$386,543	$523,336	$456,320	$902,298		$989,078

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund			Mid-Cap Growth Fund			Small-Cap Value Fund
Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016

$1,470,450	$709,679	$1,681,428		$2,409,099	$(243,501)		$274,516	$181,976	$197,179
18,480,996	15,242,072	46,314,670		26,245,163	30,467,892		8,811,909	9,972,670	2,472,186
39,702,491	5,020,597	(20,600,805)		(11,337,427)	(11,980,712)		(19,868,300)	(2,759,597)	4,049,590

59,653,937	20,972,348	27,395,293		17,316,835	18,243,679		(10,781,875)	7,395,049	6,718,955

(850,301)	(172,029)	(620,800	)(1)	(1,451,373)	(154,340	)(1)	—	—	—
(3,292)	(108)	(141)		(283)	(48)		—	(127,825)	—
(962,258)	(227,954)	(406,171)		(1,036,907)	(120,879)		—	(140,161)	—
—	—	(40)		(140)	—		—	(288)	—
(9,663)	—	(86,426)		(132,586)	(115)		—	(7,836)	—

(9,731,477)	(23,424,642)	(37,656,722	)(1)	(17,282,806)	(18,668,185	)(1)	(17,885,662)	—	—
(23,105)	(14,660)	(10,206)		(2,836)	(6,793)		(4,458)	(4,014,102)	(2,966,991)
(5,612,118)	(9,138,591)	(19,251,433)		(8,980,221)	(7,922,531)		(11,158,688)	(2,247,077)	(864,410)
—	—	(7,265)		(2,517)	(5,167)		(3,577)	(8,082)	(1,046)
(3,064)	—	(3,042,303)		(830,126)	(5,155)		(3,575)	(90,268)	(22,642)

(17,195,278)	(32,977,984)	(61,081,507)		(29,719,795)	(26,883,213)		(29,055,960)	(6,635,639)	(3,855,089)

260,299,527	72,780,170	235,382,599		32,137,269	172,115,168		22,934,076	51,649,898	23,835,358
16,862,068	32,554,872	60,113,519		29,132,606	26,605,786		28,499,772	6,551,653	3,718,316
(222,772,588)	(68,634,929)	(286,548,985)		(104,242,115)	(203,548,530)		(92,972,085)	(63,822,053)	(53,436,591)

54,389,007	36,700,113	8,947,133		(42,972,240)	(4,827,576)		(41,538,237)	(5,620,502)	(25,882,917)

96,847,666	24,694,477	(24,739,081)		(55,375,200)	(13,467,110)		(81,376,072)	(4,861,092)	(23,019,051)

259,607,762	234,913,285	231,243,049		286,618,249	126,489,627		207,865,699	69,146,624	92,165,675

$356,455,428	$259,607,762	$206,503,968		$231,243,049	$113,022,517		$126,489,627	$64,285,532	$69,146,624

$345,466	$700,529	$1,018,784		$450,934	$—		$—	$28,224	$120,329

Statements of Changes in Net Assets

	Small-Cap Core Fund		Small-Cap Growth Fund		Global Low Volatility Equity Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income (loss)	$19,874	$35,444	$(1,032,393)	$(1,545,872)	$998,054	$770,195
Net realized gain (loss) on investments and foreign currency transactions	952,376	77,182	81,425,451	(66,588,079)	283,500	77,910
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	1,428,444	1,088,736	(53,783,096)	22,778,741	2,428,227	3,976,037

Change in net assets resulting from operations	2,400,694	1,201,362	26,609,962	(45,355,210)	3,709,781	4,824,142

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	—	—
Advisor class of shares	(558)	—	—	—	(3,979)	(842)
Institutional class of shares	(45,376)	(8,676)	—	—	(903,509)	(276,907)
Retirement class R-3 of shares	—	—	—	—	—	—
Retirement class R-6 of shares	—	—	—	—	—	—
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	(19,043,435)	—	—
Advisor class of shares	(10,911)	(4,815)	—	—	(1,779)	(5)
Institutional class of shares	(235,448)	(44,857)	—	(21,414,838)	(358,652)	(1,223)

Change in net assets resulting from distributions to shareholders	(292,293)	(58,348)	—	(40,458,273)	(1,267,919)	(278,977)

Capital stock transactions:
Proceeds from sale of shares	9,920,241	7,519,961	164,623,919	122,730,351	25,974,881	30,143,065
Net asset value of shares issued to shareholders in payment of distributions declared	233,520	55,327	—	38,844,689	1,088,741	278,762
Cost of shares redeemed	(4,028,666)	(1,552,099)	(388,067,585)	(386,000,081)	(19,462,032)	(78,393)
Redemption fees	—	—	—	—	50	—

Change in net assets resulting from capital stock transactions	6,125,095	6,023,189	(223,443,666)	(224,425,041)	7,601,640	30,343,434

Change in net assets	8,233,496	7,166,203	(196,833,704)	(310,238,524)	10,043,502	34,888,599

Net assets:
Beginning of period	11,427,482	4,261,279	335,829,534	646,068,058	39,174,681	4,286,082

End of period	$19,660,978	$11,427,482	$138,995,830	$335,829,534	$49,218,183	$39,174,681

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$598	$26,658	$(487,076)	$(781,484)	$676,369	$562,878

(1)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund
Year Ended August 31, 2017	Period Ended August 31, 2016(1)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016

$1,379,999	$1,597,236	$16,304,285	$16,087,942	$1,469,715	$1,453,122	$523,797	$371,826
(949,832)	(4,330,485)	(10,023,582)	(25,932,608)	1,695,929	(5,190,819)	(114,590)	(285,616)
10,642,466	259,955	59,354,740	47,465,510	17,569,337	26,731,218	170,345	623,408

11,072,633	(2,473,294)	65,635,443	37,620,844	20,734,981	22,993,521	579,552	709,618

—	—	(2,021,310)	(1,934,163)	—	—	—	—
(3,317)	—	(2,390)	(16,401)	(239,982)	(565,517)	—	(184,869)
(1,673,168)	—	(11,624,253)	(13,383,043)	(717,841)	(891,245)	(401,330)	(187,204)
—	—	(421)	(399)	—	—	—	—
—	—	(652,041)	(314,323)	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(35,898)
—	—	—	—	—	—	—	(35,236)

(1,676,485)	—	(14,300,415)	(15,648,329)	(957,823)	(1,456,762)	(401,330)	(443,207)

22,343,033	82,544,586	396,261,133	193,170,479	109,773,573	36,515,328	17,880,925	6,501
1,670,654	—	9,352,958	7,286,600	866,512	1,293,611	391,248	443,207
(28,580,607)	(12,512,586)	(409,127,462)	(345,856,593)	(98,790,975)	(77,615,987)	(14,911,038)	(66,846)
—	108	3,133	10,295	680	254	423	—

(4,566,920)	70,032,108	(3,510,238)	(145,389,219)	11,849,790	(39,806,794)	3,361,558	382,862

4,829,228	67,558,814	47,824,790	(123,416,704)	31,626,948	(18,270,035)	3,539,780	649,273

67,558,814	—	601,914,795	725,331,499	130,729,863	148,999,898	8,343,753	7,694,480

$72,388,042	$67,558,814	$649,739,585	$601,914,795	$162,356,811	$130,729,863	$11,883,533	$8,343,753

$968,844	$1,157,071	$14,755,088	$13,037,761	$1,245,074	$957,619	$313,519	$232,485

Statements of Changes in Net Assets

	Alternative Strategies Fund		Global Long/Short Equity Fund		Ultra Short Tax-Free Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Period Ended August 31, 2016 (1)	Year Ended August 31, 2017		Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income (loss)	$(706,130)	$(691,816)	$18,214	$15,944	$5,642,492		$4,066,409
Net realized gain (loss) on investments, options, futures contracts and foreign currency transactions	5,519,292	(1,592,956)	248,976	5,470	727,984		219,331
Net change in unrealized appreciation (depreciation) on investments, options, futures contracts and foreign currency translation	(95,123)	3,205,423	712,754	231,860	208,911		15,848

Change in net assets resulting from operations	4,718,039	920,651	979,944	253,274	6,579,387		4,301,588

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	—	—	—	—	(241,956	)(2)	(238,848)
Advisor class of shares	—	—	(1,759)	—	(69,829)		(142)
Institutional class of shares	—	(80,732)	(23,821)	—	(5,330,707)		(3,827,419)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	—	—	—	—	(49,470	)(2)	(57,924)
Advisor class of shares	—	(4,097)	(3,694)	—	(91)		(47)
Institutional class of shares	—	(965,757)	(31,174)	—	(590,147)		(615,255)

Change in net assets resulting from distributions to shareholders	—	(1,050,586)	(60,448)	—	(6,282,200)		(4,739,635)

Capital stock transactions:
Proceeds from sale of shares	21,309,308	86,984,278	4,825,632	4,031,365	524,112,502		397,573,428
Net asset value of shares issued to shareholders in payment of distributions declared	—	967,655	27,773	—	2,303,408		1,987,757
Cost of shares redeemed	(39,701,160)	(13,680,094)	(303,296)	(57,174)	(468,304,972)		(563,825,769)

Change in net assets resulting from capital stock transactions	(18,391,852)	74,271,839	4,550,109	3,974,191	58,110,938		(164,264,584)

Change in net assets	(13,673,813)	74,141,904	5,469,605	4,227,465	58,408,125		(164,702,631)

Net assets:
Beginning of period	109,413,994	35,272,090	4,227,465	—	601,979,165		766,681,796

End of period	$95,740,181	$109,413,994	$9,697,070	$4,227,465	$660,387,290		$601,979,165

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(203,177)	$(461,064)	$7,322	$9,599	$(15,636)		$(15,383)

(1)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(2)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(3)	Includes paid-in-capital received from a non-taxable in-kind subscription merger of the BMO TCH Intermediate Income Fund effective as of the close of business on June 29, 2017. See Note 11, Reorganization Information, in the Notes to Financial Statements for additional information.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Short Tax-Free Fund			Short-Term Income Fund			Intermediate Tax-Free Fund		Strategic Income Fund
Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016

$2,522,885		$1,979,487	$4,317,011		$3,631,630	$43,778,125	$40,557,680	$2,457,886	$2,650,384
(225,946)		60,387	237,100		290,853	(11,054,527)	5,539,237	2,392,636	654,730
(180,383)		1,077,276	(716,399)		2,643,827	(26,171,948)	52,312,210	(1,889,424)	1,346,851

2,116,556		3,117,150	3,837,712		6,566,310	6,551,650	98,409,127	2,961,098	4,651,965

(167,597	)(2)	(185,196)	(632,772	)(2)	(675,983)	(27,728,210)	(27,499,998)	(2,360,082)	(2,520,683)
(52,821)		(7,632)	(155,425)		(502)	(83,767)	(44,788)	(121,105)	(812)
(2,303,362)		(1,786,659)	(3,644,261)		(3,572,053)	(15,971,429)	(13,012,894)	(551,185)	(728,392)

(5,100	)(2)	(53,401)	—		—	(3,552,901)	(2,043,712)	—	—
(377)		(1,269)	—		—	(5,750)	(3,906)	—	—
(51,518)		(280,303)	—		—	(1,761,746)	(788,345)	—	—

(2,580,775)		(2,314,460)	(4,432,458)		(4,248,538)	(49,103,803)	(43,393,643)	(3,032,372)	(3,249,887)

122,858,814		134,561,550	204,775,746		199,061,625	512,577,117	569,389,446	39,469,441 (3)	23,372,036
852,087		583,082	2,472,081		2,617,594	40,385,928	35,545,708	2,752,071	2,729,391
(125,930,060)		(81,519,478)	(257,682,881)		(241,672,762)	(737,200,006)	(627,844,836)	(36,107,475)	(37,540,648)

(2,219,159)		53,625,154	(50,435,054)		(39,993,543)	(184,236,961)	(22,909,682)	6,114,037	(11,439,221)

(2,683,378)		54,427,844	(51,029,800)		(37,675,771)	(226,789,114)	32,105,802	6,042,763	(10,037,143)

185,303,794		130,875,950	293,618,908		331,294,679	1,844,952,869	1,812,847,067	107,349,724	117,386,867

$182,620,416		$185,303,794	$242,589,108		$293,618,908	$1,618,163,755	$1,844,952,869	$113,392,487	$107,349,724

$(465)		$8,540	$1,360		$1,359	$215,765	$71,970	$(14,926)	$(14,927)

Statements of Changes in Net Assets

	TCH Corporate Income Fund		TCH Core Plus Bond Fund		High Yield Bond Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$6,357,759	$8,488,508	$24,622,439	$31,078,645	$2,221,025	$3,905,456
Net realized gain (loss) on investments	1,720,876	348,361	3,199,087	(760,961)	2,637,071	(4,008,398)
Net change in unrealized appreciation (depreciation) on investments	1,352,901	10,485,972	(7,556,515)	38,114,466	(2,865,438)	5,004,789

Change in net assets resulting from operations	9,431,536	19,322,841	20,265,011	68,432,150	1,992,658	4,901,847

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(2,785,140)	(3,428,757)	(10,958,410)	(16,668,242)	—	—
Advisor class of shares	(14,625)	(2,556)	(52,010)	(29,941)	(1,179,592)	(2,343,275)
Institutional/Premier class of shares	(3,557,995)	(5,057,195)	(14,084,186)	(14,807,318)	(1,041,433)	(1,562,181)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(669,458)	(418,374)	(1,604,981)	(197,248)	—	—
Advisor class of shares	(392)	(93)	(5,068)	(295)	—	—
Institutional/Premier class of shares	(1,035,668)	(572,757)	(1,455,998)	(156,189)	—	—

Change in net assets resulting from distributions to shareholders	(8,063,278)	(9,479,732)	(28,160,653)	(31,859,233)	(2,221,025)	(3,905,456)

Capital stock transactions:
Proceeds from sale of shares	117,056,559	46,517,931	781,831,952	215,750,635	4,246,536	48,801,469
Net asset value of shares issued to shareholders in payment of distributions declared	5,060,623	5,815,437	25,943,203	29,598,956	2,021,657	3,593,223
Cost of shares redeemed	(79,201,504)	(150,156,892)	(721,237,192)	(388,706,092)	(99,081,869)	(20,052,181)

Change in net assets resulting from capital stock transactions	42,915,678	(97,823,524)	86,537,963	(143,356,501)	(92,813,676)	32,342,511

Change in net assets	44,283,936	(87,980,415)	78,642,321	(106,783,584)	(93,042,043)	33,338,902

Net assets:
Beginning of period	212,138,293	300,118,708	968,691,967	1,075,475,551	106,355,392	73,016,490

End of period	$256,422,229	$212,138,293	$1,047,334,288	$968,691,967	$13,313,349	$106,355,392

Undistributed net investment income (distributions in excess of net investment income) included in net assets at end of period	$(2,698)	$(2,698)	$(13,105)	$(13,105)	$(9,387)	$(9,387)

(1)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

BMO Funds

Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Period Ended August 31, 2016 (1)

$13,190,436	$733,948	$1,896,315	$707,407	$2,440,138	$5,070,691	$3,082,655	$384,445
4,140	1,602	68,798	299,462	265,930	13,842	1,934	1,744
—	—	—	—	—	—	41,402	—

13,194,576	735,550	1,965,113	1,006,869	2,706,068	5,084,533	3,125,991	386,189

(2,102,345)	(13,465)	(273,064)	(39,268)	(908,840)	(386,549)	(6,848)	(24)
—	—	—	—	—	—	—	—
(11,088,991)	(720,483)	(1,656,960)	(669,366)	(1,531,386)	(4,684,142)	(3,075,841)	(384,421)

(873)	(265)	(20,917)	(53,619)	(603)	(5,949)	(6)	—
—	—	—	—	—	—	—	—
(2,367)	(1,478)	(76,487)	(182,300)	(685)	(7,893)	(1,894)	(1,744)

(13,194,576)	(735,691)	(2,027,428)	(944,553)	(2,441,514)	(5,084,533)	(3,084,589)	(386,189)

14,334,494,569	5,808,935,538	705,359,534	1,842,462,751	783,415,206	10,819,024,804	914,326,979	748,116,962
1,300,125	144,953	275,718	85,897	780,900	454,947	8,930	68
(13,488,067,651)	(4,142,091,449)	(794,823,978)	(2,095,615,919)	(1,988,344,911)	(13,119,885,203)	(928,963,735)	(331,906,646)

847,727,043	1,666,989,042	(89,188,726)	(253,067,271)	(1,204,148,805)	(2,300,405,452)	(14,627,826)	416,210,384

847,727,043	1,666,988,901	(89,251,041)	(253,004,955)	(1,203,884,251)	(2,300,405,452)	(14,586,424)	416,210,384

2,235,876,331	568,887,430	404,052,454	657,057,409	1,572,473,018	3,872,878,470	416,210,384	—

$3,083,603,374	$2,235,876,331	$314,801,413	$404,052,454	$368,588,767	$1,572,473,018	$401,623,960	$416,210,384

$(1,041)	$(141)	$(24,201)	$(8,320)	$(24,062)	$(23,963)	$16,452	$—

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Large-Cap Growth Fund
2017	$15.34	$0.06	$3.03	$3.09	$(0.07)	$(0.90)	$(0.97)	$17.46	21.30%	1.03%	1.00%	0.34%	$74,359	75%
2016	16.26	0.03	1.44	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.23	163,712	70
2015	17.94	(0.01)	0.93	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	161,918	94
2014	15.08	0.01	4.34	4.35	(0.04)	(1.45)	(1.49)	17.94	30.33	1.24	1.24	0.03	97,738	67
2013(3)	14.16	0.06	1.93	1.99	(0.03)	(1.04)	(1.07)	15.08	15.07	1.25	1.24	0.37	92,037	100
Pyrford International Stock Fund
2017(3)(7)	12.18	0.28	0.95	1.23	(0.25)	—	(0.25)	13.16	10.38	1.30	1.21	2.28	6,162	33
2016(3)	11.74	0.24	0.44	0.68	(0.24)	—	(0.24)	12.18	5.96	1.31	1.24	2.20	99,916	12
2015(3)	13.11	0.23	(1.52)	(1.29)	(0.08)	—	(0.08)	11.74	(9.86)	1.28	1.24	2.02	91,700	9
2014(3)	12.07	0.36	1.27	1.63	(0.56)	(0.03)	(0.59)	13.11	13.69	1.27	1.24	3.12	81,352	6
2013(3)	10.76	0.24	1.35	1.59	(0.23)	(0.05)	(0.28)	12.07	14.98	1.34	1.24	2.23	51,265	15
Intermediate Tax-Free Fund
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.78	0.57	0.55	2.55	975,664	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57	0.55	2.19	1,241,387	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57	0.55	2.23	1,250,815	26
2014	10.66	0.28	0.59	0.87	(0.28)	(0.00)	(0.28)	11.25	8.29	0.61	0.55	2.58	1,003,132	35
2013(3)	11.30	0.28	(0.57)	(0.29)	(0.28)	(0.07)	(0.35)	10.66	(2.67)	0.61	0.55	2.51	844,129	39
Strategic Income Fund
2017	9.43	0.23	0.08	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90	0.80	2.46	73,488	65
2016	9.31	0.21	0.17	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86	0.80	2.28	85,665	13
2015	9.36	0.22	—	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93	0.80	2.36	94,380	44
2014	9.17	0.20	0.24	0.44	(0.25)	—	(0.25)	9.36	4.87	0.92	0.80	2.21	105,888	129
2013(3)	9.77	0.11	(0.38)	(0.27)	(0.22)	(0.11)	(0.33)	9.17	(2.81)	0.88	0.80	1.33	138,914	307
TCH Corporate Income Fund
2017	13.17	0.35	0.14	0.49	(0.35)	(0.11)	(0.46)	13.20	3.86	0.71	0.59	2.70	120,745	44
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.65	82,643	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	137,987	26
2014	12.39	0.44	0.91	1.35	(0.44)	(0.21)	(0.65)	13.09	11.20	0.74	0.59	3.32	78,347	25
2013(3)	13.05	0.41	(0.34)	0.07	(0.43)	(0.30)	(0.73)	12.39	0.40	0.75	0.65	3.20	35,860	123
TCH Core Plus Bond Fund
2017	11.89	0.24	(0.02)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.37	68,946	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	3.00	508,030	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.69	602,588	25
2014	11.32	0.31	0.66	0.97	(0.32)	(0.02)	(0.34)	11.95	8.68	0.62	0.59	2.66	517,753	44
2013(3)	11.90	0.30	(0.30)	0.00	(0.30)	(0.28)	(0.58)	11.32	(0.18)	0.68	0.61	2.26	463,851	101
Government Money Market Fund
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.24	0.50	0.42	0.24	814,242	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.29	0.01	268,417	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.53	0.08	0.01	101,593	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.54	0.07	0.01	105,267	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.55	0.13	0.01	133,255	—
Tax-Free Money Market Fund
2017	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.37	0.57	0.45	0.33	76,029	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.06	0.53	0.26	0.03	90,098	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.16	0.01	142,052	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.20	0.01	131,175	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.53	0.30	0.01	121,613	—

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Prime Money Market Fund
2017	$1.00	$0.00	$0.00	$0.00	$(0.00)	$(0.00)	$(0.00)	$1.00	0.42%	0.53%	0.45%	0.36%	$202,251	—%
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.45	0.38	0.03	903,864	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.19	0.01	1,296,633	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.45	0.18	0.01	1,356,875	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.46	0.27	0.01	1,423,007	—
Institutional Prime Money Market Fund
2017(8)	1.00	0.0049	0.0001	0.0050	(0.0049)	(0.0000)	(0.0049)	1.0001	0.50	0.55	0.45	0.50	1,421	—
2016(6)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.54	0.45	0.14	992	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.
(7)	Calculated using the average shares method.
(8)	Effective October 3, 2016, the BMO Institutional Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2017	$13.79	$0.20	$0.74	$0.94	$(0.20)	$(0.17)	$(0.37)	$14.36	6.94%	1.03%	0.90%	1.47%	$31,624	56%
2016	12.81	0.16	1.35	1.51	(0.17)	(0.36)	(0.53)	13.79	12.13	1.05	0.90	1.40	15,064	40
2015	13.20	0.14	0.55	0.69	(0.18)	(0.90)	(1.08)	12.81	5.22	1.12	0.90	1.12	1,162	47
2014(6)	12.74	0.04	0.47	0.51	(0.05)	—	(0.05)	13.20	4.03	1.02	0.90	1.17	26	47
Dividend Income Fund
2017(11)	12.94	0.28	1.61	1.89	(0.21)	(0.11)	(0.32)	14.51	14.80	1.08	0.90	2.06	3,205	43
2016	12.59	0.30	1.11	1.41	(0.30)	(0.76)	(1.06)	12.94	11.89	1.08	0.90	2.44	78,531	51
2015	14.29	0.31	(0.76)	(0.45)	(0.33)	(0.92)	(1.25)	12.59	(3.63)	1.05	0.90	2.16	74,254	46
2014(6)	13.57	0.08	0.71	0.79	(0.07)	—	(0.07)	14.29	5.84	1.08	0.90	2.09	26	45
Large-Cap Value Fund
2017(11)	14.14	0.08	1.93	2.01	(0.18)	(0.12)	(0.30)	15.85	14.33	1.02	1.00	0.49	25,061	62
2016	15.23	0.21	0.53	0.74	(0.22)	(1.61)	(1.83)	14.14	5.31	1.10	1.07	1.61	37	60
2015	17.04	0.13	(0.22)	(0.09)	(0.10)	(1.62)	(1.72)	15.23	(0.70)	1.22	1.21	0.80	28	72
2014(6)	16.23	0.04	0.82	0.86	(0.05)	—	(0.05)	17.04	5.32	1.23	1.23	0.83	27	68
Large-Cap Growth Fund
2017	15.34	0.03	3.06	3.09	(0.07)	(0.90)	(0.97)	17.46	21.30	1.03	1.00	0.39	808	75
2016	16.26	0.02	1.45	1.47	(0.02)	(2.37)	(2.39)	15.34	9.68	1.13	1.07	0.29	405	70
2015	17.94	0.00	0.92	0.92	(0.01)	(2.59)	(2.60)	16.26	5.58	1.23	1.21	0.03	37	94
2014(6)	16.81	0.01	1.12	1.13	—	—	—	17.94	6.72	1.24	1.24	0.17	26	67
Mid-Cap Value Fund
2017	14.40	0.05	1.28	1.33	(0.05)	(3.77)	(3.82)	11.91	12.88	1.26	1.24	0.74	64,462	139
2016	15.02	0.11	0.86	0.97	(0.12)	(1.47)	(1.59)	14.40	7.27	1.23	1.23	0.90	39	24
2015	17.66	0.03	(0.59)	(0.56)	(0.02)	(2.06)	(2.08)	15.02	(3.55)	1.22	1.22	0.19	26	27
2014(6)	16.61	0.01	1.04	1.05	—	—	—	17.66	6.32	1.20	1.20	0.31	27	30
Mid-Cap Growth Fund
2017	16.26	(0.02)	2.11	2.09	(0.02)	(3.54)	(3.56)	14.79	16.73	1.37	1.24	(0.47)	17,945	157
2016	20.02	0.03	(0.91)	(0.88)	—	(2.88)	(2.88)	16.26	(4.23)	1.29	1.24	0.09	31	59
2015	23.93	(0.11)	(0.57)	(0.68)	—	(3.23)	(3.23)	20.02	(2.89)	1.25	1.24	(0.52)	28	53
2014(6)	22.89	(0.04)	1.08	1.04	—	—	—	23.93	4.54	1.24	1.24	(0.63)	26	57
Small-Cap Value Fund
2017(11)	13.21	0.03	1.36	1.39	(0.04)	(1.26)	(1.30)	13.30	11.58	1.49	1.24	0.22	4,931	148
2016	12.72	0.03	0.98	1.01	—	(0.52)	(0.52)	13.21	8.23	1.39	1.24	0.17	42,615	39
2015	14.40	(0.02)	(0.85)	(0.87)	—	(0.81)	(0.81)	12.72	(6.18)	1.46	1.24	(0.46)	72,822	53
2014(6)	13.99	(0.01)	0.42	0.41	—	—	—	14.40	2.93	1.46	1.24	(0.14)	26	43
Small-Cap Core Fund
2017	11.57	(0.02)	1.88	1.86	(0.01)	(0.20)	(0.21)	13.22	16.09	1.83	1.15	(0.18)	2,612	90
2016	10.41	0.02	1.22	1.24	—	(0.08)	(0.08)	11.57	11.97	2.54	1.15	0.19	647	70
2015	10.38	(0.01)	0.04	0.03	—	—	—	10.41	0.29	5.02	1.15	(0.28)	629	64
2014(6)	10.08	(0.01)	0.31	0.30	—	—	—	10.38	2.98	4.82	1.15	(0.30)	26	43
Small-Cap Growth Fund
2017(9)	17.79	(0.06)	0.64	0.58	—	—	—	18.37	3.26	1.24	1.24	(0.97)	57,737	197
Global Low Volatility Equity Fund
2017(3)	12.61	0.14	0.66	0.80	(0.17)	(0.08)	(0.25)	13.16	6.59	1.52	1.10	1.96	997	74
2016(3)	11.31	0.11	1.25	1.36	(0.06)	(0.00)	(0.06)	12.61	12.11	1.63	1.10	2.04	266	36
2015(3)	11.47	0.14	(0.17)	(0.03)	(0.08)	(0.05)	(0.13)	11.31	(0.28)	5.76	1.10	2.38	142	31
2014(3)(6)	11.12	0.05	0.30	0.35	—	—	—	11.47	3.15	11.55	1.10	1.53	26	29
Disciplined International Equity Fund
2017(3)	9.56	0.20	1.66	1.86	(0.25)	—	(0.25)	11.17	19.97	1.39	1.15	1.98	149	77
2016(3)(8)	10.00	0.23	(0.67)	(0.44)	—	—	—	9.56	(4.40)	1.45	1.15	2.53	125	64

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Pyrford International Stock Fund
2017(3)(11)	$12.18	$0.40	$0.83	$1.23	$(0.25)	$—	$(0.25)	$13.16	10.38%	1.30%		1.21%		3.11%	$891	33%
2016(3)	11.74	0.33	0.35	0.68	(0.24)	—	(0.24)	12.18	5.96	1.31		1.24		0.92	88	12
2015(3)	13.11	0.05	(1.34)	(1.29)	(0.08)	—	(0.08)	11.74	(9.86)	1.28		1.24		2.79	817	9
2014(3)(6)	13.13	0.07	(0.09)	(0.02)	—	—	—	13.11	(0.15)	1.28		1.24		1.95	25	6
LGM Emerging Markets Equity Fund
2017(3)(11)	14.04	0.13	1.82	1.95	(0.06)	—	(0.06)	15.93	14.03	1.63		1.40		0.96	4,776	40
2016(3)	12.12	0.16	1.86	2.02	(0.10)	—	(0.10)	14.04	16.88	1.64		1.40		0.92	51,879	24
2015(3)	14.30	0.08	(2.09)	(2.01)	(0.17)	—	(0.17)	12.12	(14.18)	1.59		1.40		2.01	63,966	25
2014(3)(6)	13.69	0.08	0.53	0.61	—	—	—	14.30	4.46	1.66		1.40		2.05	26	38
TCH Emerging Markets Bond Fund
2017(3)(11)	10.16	0.40	0.10	0.50	—	—	—	10.66	4.92	2.14		1.00		3.95	119	74
2016(3)	9.89	0.45	0.38	0.83	(0.47)	(0.09)	(0.56)	10.16	9.20	2.84		1.00		4.76	4,168	44
2015(3)	11.14	0.34	(0.79)	(0.45)	(0.48)	(0.32)	(0.80)	9.89	(4.11)	3.21		1.00		4.94	3,882	60
2014(3)(6)	10.80	0.12	0.22	0.34	—	—	—	11.14	3.15	2.42		1.00		4.26	26	72
Alternative Strategies Fund
2017(3)	10.30	(0.18)	0.62	0.44	—	—	—	10.74	4.27	3.65	(10)	2.95	(10)	(0.93)	157	251
2016(3)	10.40	(0.23)	0.23	0.00	—	(0.10)	(0.10)	10.30	(0.02)	3.88	(10)	3.07	(10)	1.11	286	279
2015(3)(7)	10.00	(0.06)	0.46	0.40	—	—	—	10.40	4.00	4.94	(10)	2.72	(10)	(1.07)	1,011	119
Global Long/Short Equity Fund
2017(3)	10.68	0.01	1.66	1.67	(0.04)	(0.09)	(0.13)	12.22	15.77	5.05	(10)	2.42	(10)	0.03	730	42
2016(3)(8)	10.00	0.03	0.65	0.68	—	—	—	10.68	6.80	9.46	(10)	2.36	(10)	0.46	510	45
Ultra Short Tax-Free Fund
2017	10.08	0.07	0.01	0.08	(0.07)	(0.01)	(0.08)	10.08	0.80	0.64		0.55		0.74	34,696	126
2016	10.08	0.04	0.01	0.05	(0.04)	(0.01)	(0.05)	10.08	0.50	0.64		0.55		0.39	25	56
2015	10.09	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.08	0.25	0.60		0.55		0.34	25	57
2014(6)	10.09	0.01	0.00	0.01	(0.01)	—	(0.01)	10.09	0.13	0.59		0.55		0.50	25	86
Short Tax-Free Fund
2017	10.24	0.13	(0.02)	0.11	(0.13)	(0.00)	(0.13)	10.22	1.08	0.76		0.55		1.27	7,166	93
2016	10.20	0.11	0.06	0.17	(0.11)	(0.02)	(0.13)	10.24	1.69	0.77		0.55		1.04	1,151	39
2015	10.20	0.12	(0.00)	0.12	(0.12)	—	(0.12)	10.20	1.21	0.83		0.55		1.15	453	50
2014(6)	10.17	0.03	0.03	0.06	(0.03)	—	(0.03)	10.20	0.64	0.83		0.55		1.29	25	69
Short-Term Income Fund
2017	9.40	0.15	(0.01)	0.14	(0.15)	—	(0.15)	9.39	1.46	0.72		0.60		1.61	33,311	53
2016	9.33	0.10	0.07	0.17	(0.10)	—	(0.10)	9.40	1.87	0.70		0.60		0.98	157	64
2015	9.40	0.09	(0.05)	0.04	(0.11)	—	(0.11)	9.33	0.43	0.69		0.60		1.02	25	29
2014(6)	9.42	0.02	(0.01)	0.01	(0.03)	—	(0.03)	9.40	0.10	0.71		0.60		1.10	25	43
Intermediate Tax-Free Fund
2017	11.61	0.29	(0.21)	0.08	(0.29)	(0.03)	(0.32)	11.37	0.79	0.57		0.55		2.57	10,842	44
2016	11.26	0.25	0.37	0.62	(0.25)	(0.02)	(0.27)	11.61	5.56	0.57		0.55		2.18	1,693	42
2015	11.25	0.26	0.01	0.27	(0.26)	—	(0.26)	11.26	2.36	0.57		0.55		2.24	2,095	26
2014(6)	11.16	0.07	0.09	0.16	(0.07)	—	(0.07)	11.25	1.46	0.60		0.55		2.41	2,044	35
Strategic Income Fund
2017	9.43	0.28	0.03	0.31	(0.29)	—	(0.29)	9.45	3.32	0.90		0.80		3.14	18,354	65
2016	9.31	0.22	0.16	0.38	(0.26)	—	(0.26)	9.43	4.17	0.86		0.80		2.27	32	13
2015	9.36	0.22	0.00	0.22	(0.27)	—	(0.27)	9.31	2.34	0.93		0.80		2.36	26	44
2014(6)	9.35	0.03	0.05	0.08	(0.07)	—	(0.07)	9.36	0.86	0.94		0.80		2.38	25	129

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Advisor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
TCH Corporate Income Fund
2017	$13.17	$0.35	$0.14	$0.49	$(0.35)	$(0.11)	$(0.46)	$13.20	3.86%	0.71%	0.59%	2.63%	$1,384	44%
2016	12.33	0.45	0.89	1.34	(0.45)	(0.05)	(0.50)	13.17	11.23	0.72	0.59	3.77	66	62
2015	13.09	0.36	(0.71)	(0.35)	(0.36)	(0.05)	(0.41)	12.33	(2.73)	0.70	0.59	2.83	25	26
2014(6)	12.93	0.09	0.17	0.26	(0.10)	—	(0.10)	13.09	2.02	0.72	0.59	2.92	25	25
TCH Core Plus Bond Fund
2017	11.89	0.28	(0.06)	0.22	(0.28)	(0.04)	(0.32)	11.79	1.91	0.59	0.59	2.36	3,337	34
2016	11.42	0.34	0.48	0.82	(0.35)	(0.00)	(0.35)	11.89	7.36	0.59	0.59	2.99	1,434	39
2015	11.95	0.32	(0.47)	(0.15)	(0.32)	(0.06)	(0.38)	11.42	(1.28)	0.58	0.58	2.71	312	25
2014(6)	11.82	0.08	0.14	0.22	(0.09)	—	(0.09)	11.95	1.85	0.60	0.59	2.74	25	44
High Yield Bond Fund
2017	9.49	0.44	0.15	0.59	(0.50)	—	(0.50)	9.58	6.37	1.42	0.90	5.26	1,010	47
2016	9.41	0.48	0.08	0.56	(0.48)	—	(0.48)	9.49	6.22	1.21	0.90	5.15	72,010	51
2015	10.44	0.51	(0.79)	(0.28)	(0.51)	(0.24)	(0.75)	9.41	(2.70)	1.21	0.90	5.13	42,843	46
2014(6)	10.52	0.14	(0.08)	0.06	(0.14)	—	(0.14)	10.44	0.58	1.17	0.90	5.09	25	42

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(8)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(9)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017
(10)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2017	2.85%	2.15%	2017	4.23%	1.60%
2016	3.05	2.20	2016	8.70	1.60
2015	4.42	2.20

(11)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Low Volatility Equity Fund
2017	$13.84	$0.24	$0.74	$0.98	$(0.23)	$(0.17)	$(0.40)	$14.42	7.24%	0.78%	0.65%	1.69%	$127,837	56%
2016	12.84	0.20	1.35	1.55	(0.19)	(0.36)	(0.55)	13.84	12.47	0.80	0.65	1.62	135,413	40
2015	13.22	0.20	0.53	0.73	(0.21)	(0.90)	(1.11)	12.84	5.56	0.87	0.65	1.52	76,792	47
2014	11.28	0.18	2.05	2.23	(0.18)	(0.11)	(0.29)	13.22	19.97	0.89	0.65	1.49	57,421	47
2013(3)(6)	10.00	0.10	1.25	1.35	(0.07)	—	(0.07)	11.28	13.47	1.28	0.65	1.79	41,009	101
Dividend Income Fund
2017(13)	12.96	0.33	1.60	1.93	(0.31)	(0.11)	(0.42)	14.47	15.15	0.83	0.65	2.37	112,377	43
2016	12.62	0.35	1.08	1.43	(0.33)	(0.76)	(1.09)	12.96	12.07	0.83	0.65	2.68	38,719	51
2015	14.32	0.35	(0.77)	(0.42)	(0.36)	(0.92)	(1.28)	12.62	(3.38)	0.80	0.65	2.50	45,554	46
2014	12.27	0.32	2.51	2.83	(0.31)	(0.47)	(0.78)	14.32	23.87	0.80	0.65	2.43	55,387	45
2013(3)	10.80	0.33	1.46	1.79	(0.32)	—	(0.32)	12.27	16.78	0.81	0.65	2.79	50,393	25
Large-Cap Value Fund
2017(13)	14.16	0.22	1.83	2.05	(0.21)	(0.12)	(0.33)	15.88	14.66	0.77	0.75	1.47	307,156	62
2016	15.26	0.24	0.53	0.77	(0.26)	(1.61)	(1.87)	14.16	5.57	0.85	0.82	1.83	136,813	60
2015	17.06	0.18	(0.23)	(0.05)	(0.13)	(1.62)	(1.75)	15.26	(0.45)	0.97	0.96	1.04	94,439	72
2014	14.56	0.16	3.56	3.72	(0.16)	(1.06)	(1.22)	17.06	26.74	0.98	0.98	0.95	119,263	68
2013(3)	12.24	0.17	2.37	2.54	(0.22)	—	(0.22)	14.56	20.95	1.02	0.99	1.24	101,834	71
Large-Cap Growth Fund
2017	15.47	0.10	3.06	3.16	(0.13)	(0.90)	(1.03)	17.60	21.63	0.78	0.75	0.65	278,436	75
2016	16.39	0.07	1.44	1.51	(0.06)	(2.37)	(2.43)	15.47	9.88	0.88	0.82	0.50	95,438	70
2015	18.06	0.07	0.90	0.97	(0.04)	(2.60)	(2.64)	16.39	5.85	0.98	0.96	0.29	72,958	94
2014	15.18	0.06	4.36	4.42	(0.09)	(1.45)	(1.54)	18.06	30.63	0.99	0.99	0.28	130,948	67
2013(3)	14.24	0.08	1.96	2.04	(0.06)	(1.04)	(1.10)	15.18	15.46	1.00	0.99	0.58	122,689	100
Mid-Cap Value Fund
2017	14.38	0.08	1.27	1.35	(0.07)	(3.77)	(3.84)	11.89	13.10	1.01	0.99	0.91	127,304	139
2016	15.01	0.16	0.85	1.01	(0.17)	(1.47)	(1.64)	14.38	7.55	0.98	0.98	1.09	75,608	24
2015	17.63	0.08	(0.60)	(0.52)	(0.04)	(2.06)	(2.10)	15.01	(3.29)	0.97	0.97	0.43	99,160	27
2014	16.23	0.08	3.64	3.72	(0.12)	(2.20)	(2.32)	17.63	24.96	0.95	0.95	0.49	145,606	30
2013(3)	13.23	0.12	3.61	3.73	(0.11)	(0.62)	(0.73)	16.23	29.58	0.97	0.97	0.77	122,818	48
Mid-Cap Growth Fund
2017	16.76	0.03	2.19	2.22	(0.05)	(3.54)	(3.59)	15.39	17.07	1.12	0.99	(0.07)	94,464	157
2016	20.51	0.04	(0.91)	(0.87)	—	(2.88)	(2.88)	16.76	(4.06)	1.04	0.99	0.33	39,569	59
2015	24.37	(0.08)	(0.55)	(0.63)	—	(3.23)	(3.23)	20.51	(2.61)	1.00	0.99	(0.26)	82,768	53
2014	23.26	(0.09)	4.26	4.17	—	(3.06)	(3.06)	24.37	19.43	0.97	0.97	(0.36)	144,807	57
2013(3)	20.32	(0.05)	4.26	4.21	—	(1.27)	(1.27)	23.26	21.74	0.97	0.97	(0.24)	142,302	58
Small-Cap Value Fund
2017(13)	13.37	0.04	1.41	1.45	(0.09)	(1.26)	(1.35)	13.47	11.87	1.24	0.99	0.33	56,585	148
2016	12.84	0.05	1.00	1.05	—	(0.52)	(0.52)	13.37	8.47	1.14	0.99	0.40	25,522	39
2015	14.50	(0.01)	(0.84)	(0.85)	—	(0.81)	(0.81)	12.84	(5.99)	1.21	0.99	(0.14)	19,186	53
2014	13.62	0.01	2.25	2.26	—	(1.38)	(1.38)	14.50	17.68	1.15	0.99	0.04	16,369	43
2013(3)	10.51	0.09	3.35	3.44	(0.09)	(0.24)	(0.33)	13.62	33.49	1.26	0.99	0.48	13,404	74
Small-Cap Core Fund
2017	11.64	0.01	1.89	1.90	(0.04)	(0.20)	(0.24)	13.30	16.33	1.58	0.90	0.14	17,049	90
2016	10.45	0.03	1.25	1.28	(0.01)	(0.08)	(0.09)	11.64	12.37	2.29	0.90	0.44	10,780	70
2015	10.40	0.02	0.03	0.05	—	—	—	10.45	0.48	4.77	0.90	0.17	3,632	64
2014(9)	10.00	0.00	0.40	0.40	—	—	—	10.40	4.00	6.75	0.90	(0.03)	3,030	43

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)					Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses		Net Expenses (2)		Net investment income (loss) (2)
Small-Cap Growth Fund
2017	$16.62	$(0.14)	$2.52	$2.38	$—	$—	$—	$19.00	14.32%	1.02%		1.02%		(0.37)%	$81,259	197%
2016	18.60	(0.10)	(0.64)	(0.74)	—	(1.24)	(1.24)	16.62	(3.72)	1.18		1.18		(0.21)	179,726	63
2015	22.75	(0.07)	(0.29)	(0.36)	—	(3.79)	(3.79)	18.60	(1.27)	1.15		1.15		(0.35)	339,016	59
2014	22.55	(0.02)	3.16	3.14	—	(2.94)	(2.94)	22.75	14.69	1.15		1.15		(0.09)	363,988	82
2013(3)	18.33	(0.12)	5.67	5.55	—	(1.33)	(1.33)	22.55	32.26	1.16		1.16		(0.62)	297,065	76
Global Low Volatility Equity Fund
2017(3)	12.65	0.19	0.64	0.83	(0.20)	(0.08)	(0.28)	13.20	6.76	1.27		0.85		1.98	48,221	74
2016(3)	11.34	0.07	1.33	1.40	(0.09)	(0.00)	(0.09)	12.65	12.44	1.38		0.85		2.26	38,909	36
2015(3)	11.50	0.25	(0.26)	(0.01)	(0.10)	(0.05)	(0.15)	11.34	(0.08)	5.51		0.85		2.16	4,144	31
2014(3)(8)	10.00	0.07	1.43	1.50	—	—	—	11.50	15.00	13.27		0.85		1.76	3,947	29
Discipline International Equity Fund
2017(3)	9.58	0.25	1.64	1.89	(0.28)	—	(0.28)	11.19	20.30	1.14		0.90		2.13	72,239	77
2016(3)(11)	10.00	0.23	(0.65)	(0.42)	—	—	—	9.58	(4.20)	1.20		0.90		2.51	67,434	64
Pyrford International Stock Fund
2017(3)(13)	12.22	0.32	0.94	1.26	(0.27)	—	(0.27)	13.21	10.68	1.05		0.96		2.59	593,746	33
2016(3)	11.78	0.35	0.36	0.71	(0.27)	—	(0.27)	12.22	6.21	1.06		0.99		2.44	485,787	12
2015(3)	13.14	0.22	(1.48)	(1.26)	(0.10)	—	(0.10)	11.78	(9.63)	1.03		0.99		2.52	626,232	9
2014(3)	12.10	0.39	1.27	1.66	(0.59)	(0.03)	(0.62)	13.14	14.00	1.02		0.99		3.32	272,486	6
2013(3)	10.78	0.22	1.40	1.62	(0.25)	(0.05)	(0.30)	12.10	15.29	1.09		0.99		2.63	159,985	15
LGM Emerging Markets Equity Fund
2017(3)(13)	14.08	0.15	1.84	1.99	(0.10)	—	(0.10)	15.97	14.36	1.38		1.15		1.04	157,581	40
2016(3)	12.16	0.15	1.90	2.05	(0.13)	—	(0.13)	14.08	17.12	1.39		1.15		1.07	78,851	24
2015(3)	14.33	0.16	(2.13)	(1.97)	(0.20)	—	(0.20)	12.16	(13.88)	1.34		1.15		1.15	85,034	25
2014(3)	12.61	0.23	1.71	1.94	(0.22)	—	(0.22)	14.33	15.57	1.30		1.15		1.89	111,807	38
2013(3)	13.69	0.26	(0.34)	(0.08)	(0.20)	(0.80)	(1.00)	12.61	(1.00)	1.40		1.15		2.41	84,760	29
TCH Emerging Markets Bond Fund
2017(3)(13)	10.17	0.40	0.09	0.49	(0.31)	—	(0.31)	10.35	5.07	1.89		0.85		3.96	11,765	74
2016(3)	9.90	0.47	0.38	0.85	(0.49)	(0.09)	(0.58)	10.17	9.36	2.59		0.85		4.91	4,176	44
2015(3)	11.16	0.51	(0.96)	(0.45)	(0.49)	(0.32)	(0.81)	9.90	(4.04)	2.96		0.85		4.96	3,812	60
2014(3)(8)	10.00	0.44	0.84	1.28	(0.12)	—	(0.12)	11.16	12.89	2.85		0.85		4.52	3,961	72
Alternative Strategies Fund
2017(3)	10.33	(0.09)	0.57	0.48	—	—	—	10.81	4.65	3.40	(12)	2.70	(12)	(0.67)	95,583	251
2016(3)	10.42	(0.05)	0.07	0.02	(0.01)	(0.10)	(0.11)	10.33	0.16	3.63	(12)	2.82	(12)	(0.75)	109,128	279
2015(3)(10)	10.00	(0.08)	0.50	0.42	—	—	—	10.42	4.20	4.69	(12)	2.47	(12)	(1.11)	34,261	119
Global Long/Short Equity Fund
2017(3)	10.70	0.05	1.66	1.71	(0.07)	(0.09)	(0.16)	12.25	16.10	4.80	(12)	2.17	(12)	0.27	8,967	42
2016(3)(11)	10.00	0.04	0.66	0.70	—	—	—	10.70	7.00	9.21	(12)	2.11	(12)	0.50	3,717	45
Ultra Short Tax-Free Fund
2017	10.07	0.10	0.02	0.12	(0.10)	(0.01)	(0.11)	10.08	1.15	0.39		0.30		0.94	625,691	126
2016	10.08	0.07	0.00	0.07	(0.07)	(0.01)	(0.08)	10.07	0.65	0.39		0.30		0.65	548,641	56
2015	10.09	0.06	(0.01)	0.05	(0.06)	—	(0.06)	10.08	0.50	0.35		0.30		0.59	702,324	57
2014	10.04	0.09	0.05	0.14	(0.09)	(0.00)	(0.09)	10.09	1.35	0.34		0.30		0.82	663,538	86
2013	10.09	0.10	(0.05)	0.05	(0.10)	(0.00)	(0.10)	10.04	0.51	0.32		0.30		0.97	739,246	71
Short Tax-Free Fund
2017	10.25	0.14	(0.03)	0.11	(0.14)	(0.00)	(0.14)	10.22	1.14	0.51		0.40		1.39	175,454	93
2016	10.20	0.13	0.07	0.20	(0.13)	(0.02)	(0.15)	10.25	1.94	0.52		0.40		1.18	168,592	39
2015	10.21	0.14	(0.01)	0.13	(0.14)	—	(0.14)	10.20	1.26	0.58		0.40		1.32	105,734	50
2014	9.95	0.15	0.26	0.41	(0.15)	—	(0.15)	10.21	4.12	0.62		0.40		1.45	78,050	69
2013(3)(7)	10.00	0.10	(0.05)	(0.05)	0.10	—	(0.10)	9.95	0.45	0.81		0.40		1.33	34,138	74

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Short-Term Income Fund
2017	$9.42	$0.17	$(0.02)	$0.15	$(0.17)	$—	$(0.17)	$9.40	1.60%	0.47%	0.35%	1.76%	$209,278	53%
2016	9.35	0.11	0.09	0.20	(0.13)	—	(0.13)	9.42	2.12	0.45	0.35	1.16	234,507	64
2015	9.42	0.12	(0.06)	0.06	(0.13)	—	(0.13)	9.35	0.69	0.44	0.35	1.24	263,894	29
2014	9.39	0.13	0.04	0.17	(0.14)	—	(0.14)	9.42	1.80	0.43	0.35	1.35	142,526	43
2013(3)	9.48	0.16	(0.07)	0.09	(0.18)	—	(0.18)	9.39	0.91	0.43	0.35	1.70	117,378	51
Intermediate Tax-Free Fund
2017	11.60	0.31	(0.20)	0.11	(0.31)	(0.03)	(0.34)	11.37	1.11	0.32	0.32	2.79	631,658	44
2016	11.26	0.28	0.36	0.64	(0.28)	(0.02)	(0.30)	11.60	5.71	0.32	0.32	2.43	601,873	42
2015	11.25	0.28	0.01	0.29	(0.28)	—	(0.28)	11.26	2.60	0.32	0.32	2.46	559,937	26
2014	10.66	0.31	0.59	0.90	(0.31)	(0.00)	(0.31)	11.25	8.50	0.36	0.36	2.77	396,291	35
2013(3)	11.29	0.30	(0.56)	(0.26)	(0.30)	(0.07)	(0.37)	10.66	(2.40)	0.36	0.36	2.70	352,883	39
Strategic Income Fund
2017	9.42	0.27	0.06	0.33	(0.31)	—	(0.31)	9.44	3.58	0.65	0.55	2.68	21,550	65
2016	9.31	0.23	0.17	0.40	(0.29)	—	(0.29)	9.42	4.32	0.61	0.55	2.53	21,663	13
2015	9.35	0.24	0.01	0.25	(0.29)	—	(0.29)	9.31	2.70	0.68	0.55	2.61	22,981	44
2014	9.16	0.23	0.23	0.46	(0.27)	—	(0.27)	9.35	5.13	0.67	0.55	2.45	28,473	129
2013(3)	9.76	0.15	(0.39)	(0.24)	(0.25)	(0.11)	(0.36)	9.16	(2.57)	0.63	0.55	1.57	35,880	307
TCH Corporate Income Fund
2017	13.15	0.37	0.15	0.52	(0.37)	(0.11)	(0.48)	13.19	4.07	0.46	0.46	2.84	134,293	44
2016	12.32	0.46	0.88	1.34	(0.46)	(0.05)	(0.51)	13.15	11.28	0.47	0.47	3.77	129,429	62
2015	13.07	0.38	(0.70)	(0.32)	(0.38)	(0.05)	(0.43)	12.32	(2.53)	0.45	0.45	2.97	162,107	26
2014	12.37	0.45	0.91	1.36	(0.45)	(0.21)	(0.66)	13.07	11.32	0.49	0.49	3.50	121,773	25
2013(3)	13.03	0.44	(0.35)	0.09	(0.45)	(0.30)	(0.75)	12.37	0.54	0.50	0.50	3.36	93,490	123
TCH Core Plus Bond Fund
2017	11.89	0.31	(0.07)	0.24	(0.31)	(0.04)	(0.35)	11.78	2.08	0.34	0.34	2.62	975,051	34
2016	11.42	0.37	0.48	0.85	(0.38)	(0.00)	(0.38)	11.89	7.63	0.34	0.34	3.25	459,228	39
2015	11.94	0.34	(0.45)	(0.11)	(0.35)	(0.06)	(0.41)	11.42	(0.96)	0.33	0.33	2.94	472,576	25
2014	11.32	0.33	0.65	0.98	(0.34)	(0.02)	(0.36)	11.94	8.82	0.37	0.37	2.89	422,941	44
2013(3)	11.90	0.32	(0.29)	0.03	(0.33)	(0.28)	(0.61)	11.32	0.09	0.43	0.43	2.44	321,051	101
High Yield Bond Fund
2017	9.49	0.52	0.08	0.60	(0.52)	—	(0.52)	9.57	6.53	1.17	0.65	5.50	12,303	47
2016	9.41	0.50	0.08	0.58	(0.50)	—	(0.50)	9.49	6.47	0.96	0.65	5.43	34,345	51
2015	10.44	0.54	(0.79)	(0.25)	(0.54)	(0.24)	(0.78)	9.41	(2.46)	0.96	0.65	5.46	30,173	46
2014	10.32	0.58	0.26	0.84	(0.58)	(0.14)	(0.72)	10.44	8.32	0.85	0.65	5.53	37,307	42
2013(3)	10.32	0.59	0.00	0.59	(0.59)	(0.00)	(0.59)	10.32	5.80	0.83	0.65	5.61	49,722	34

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01. Effective February 8, 2012, the Ultra Short Tax-Free Fund discontinued it’s redemption fee policy and effective June 14, 2013, the remaining domestic Funds discontinued their redemption fee policy.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from September 28, 2012 (inception date) to August 31, 2013.
(7)	Reflects operations for the period from November 29, 2012 (inception date) to August 31, 2013.
(8)	Reflects operations for the period from September 30, 2013 (inception date) to August 31, 2014.
(9)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(10)	Reflects operations for the period from December 16, 2014 (inception date) to August 31, 2015.
(11)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

(12)	Percentages shown include interest expense and dividends on securities sold short. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

Alternatives Strategies Fund			Global Long/Short Equity Fund
	Gross	Net		Gross	Net
2017	2.60%	1.90%	2017	3.98%	1.35%
2016	2.76	1.95	2016	8.45	1.35
2015	4.17	1.95

(13)	Calculated using the average shares method.

Financial Highlights—Premier Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Government Money Market Fund
2017	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$1.00	0.45%	0.25%	0.20%	0.45%	$2,269,361	—%
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.11	0.28	0.18	0.12	1,967,459	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.28	0.08	0.01	467,294	—
2014	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.01	0.29	0.07	0.01	427,913	—
2013	1.00	0.00	—	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.30	0.13	0.01	431,677	—
Tax-Free Money Market Fund
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.62	0.32	0.20	0.57	238,772	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.17	0.28	0.16	0.13	313,954	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.28	0.16	0.01	515,005	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	0.28	0.19	0.02	453,901	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.13	0.28	0.20	0.11	696,785	—
Prime Money Market Fund
2017	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.67	0.28	0.20	0.61	166,338	—
2016	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.22	0.20	0.20	0.21	668,609	—
2015	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	0.20	0.18	0.01	2,576,245	—
2014	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.01	0.20	0.18	0.01	1,968,436	—
2013	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.08	0.21	0.20	0.08	2,590,312	—
Institutional Prime Money Market Fund
2017(6)	1.00	0.0074	0.0001	0.0075	(0.0074)	(0.0000)	(0.0074)	1.0001	0.75	0.30	0.20	0.74	400,203	—
2016(5)	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.00	0.29	0.20	0.37	415,218	—

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.
(6)	Effective October 3, 2016, the BMO Institutional Money Market Fund switched the valuation method of its securities from amortized cost to reflecting changes in market values, thus allowing the Fund’s NAV to “float”. In connection with this change, the Fund’s per share NAV is now calculated to four decimals (e.g., $1.0000).

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Mid-Cap Value Fund
2017	$14.34	$0.04	$1.25	$1.29	$(0.02)	$(3.77)	$(3.79)	$11.84	12.60%	1.51%	1.49%	0.40%	$24	139%
2016	14.96	0.07	0.86	0.93	(0.08)	(1.47)	(1.55)	14.34	6.95	1.48	1.48	0.56	28	24
2015	17.62	(0.01)	(0.59)	(0.60)	—	(2.06)	(2.06)	14.96	(3.80)	1.47	1.47	(0.06)	25	27
2014(6)	16.58	0.00	1.04	1.04	—	—	—	17.62	6.27	1.45	1.45	0.07	26	30
Mid-Cap Growth Fund
2017	16.55	(0.08)	2.19	2.11	—	(3.54)	(3.54)	15.12	16.47	1.62	1.49	(0.55)	22	157
2016	20.37	(0.01)	(0.93)	(0.94)	—	(2.88)	(2.88)	16.55	(4.48)	1.54	1.49	(0.16)	24	59
2015	24.34	(0.16)	(0.58)	(0.74)	—	(3.23)	(3.23)	20.37	(3.11)	1.50	1.49	(0.77)	25	53
2014(6)	23.30	(0.06)	1.10	1.04	—	—	—	24.34	4.46	1.49	1.49	(0.89)	26	57
Small-Cap Value Fund
2017(7)	13.21	(0.02)	1.38	1.36	(0.04)	(1.26)	(1.30)	13.27	11.32	1.74	1.49	(0.15)	117	148
2016	12.76	0.00	0.97	0.97	—	(0.52)	(0.52)	13.21	7.88	1.64	1.49	(0.07)	84	39
2015	14.48	(0.08)	(0.83)	(0.91)	—	(0.81)	(0.81)	12.76	(6.43)	1.71	1.49	(0.62)	24	53
2014(6)	14.07	(0.01)	0.42	0.41	—	—	—	14.48	2.91	1.71	1.49	(0.39)	26	43
Pyrford International Stock Fund
2017(3)(7)	12.18	0.27	0.94	1.21	(0.22)	—	(0.22)	13.17	10.17	1.55	1.46	2.18	26	33
2016(3)	11.74	0.23	0.42	0.65	(0.21)	—	(0.21)	12.18	5.63	1.56	1.49	1.98	24	12
2015(3)	13.12	0.22	(1.54)	(1.32)	(0.06)	—	(0.06)	11.74	(10.06)	1.53	1.49	1.71	22	9
2014(3)(6)	13.15	0.06	(0.09)	(0.03)	—	—	—	13.12	(0.23)	1.53	1.49	1.70	25	6

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Large-Cap Value Fund
2017(9)	$14.17	$0.26	$1.81	$2.07	$(0.24)	$(0.12)	$(0.36)	$15.88	14.75%	0.62%	0.60%	1.64%	$1,479	62%
2016(7)	13.81	0.21	0.30	0.51	(0.15)	—	(0.15)	14.17	3.77	0.63	0.60	2.27	52	60
Large-Cap Growth Fund
2017	15.49	0.09	3.10	3.19	(0.16)	(0.90)	(1.06)	17.62	21.83	0.63	0.60	0.75	2,852	75
2016(7)	14.75	0.07	0.67	0.74	—	—	—	15.49	5.02	0.66	0.60	0.72	53	70
Mid-Cap Value Fund
2017	14.38	0.11	1.26	1.37	(0.08)	(3.77)	(3.85)	11.90	13.31	0.86	0.84	1.05	14,714	139
2016	15.03	0.18	0.84	1.02	(0.20)	(1.47)	(1.67)	14.38	7.65	0.83	0.83	1.28	11,332	24
2015	17.65	0.11	(0.62)	(0.51)	(0.05)	(2.06)	(2.11)	15.03	(3.19)	0.82	0.82	0.64	8,776	27
2014(6)	16.58	0.03	1.04	1.07	—	—	—	17.65	6.45	0.80	0.80	0.71	27	30
Mid-Cap Growth Fund
2017	16.83	0.07	2.18	2.25	(0.08)	(3.54)	(3.62)	15.46	17.22	0.97	0.84	(0.13)	592	157
2016	20.55	0.09	(0.93)	(0.84)	—	(2.88)	(2.88)	16.83	(3.89)	0.89	0.84	0.49	25	59
2015	24.38	(0.03)	(0.57)	(0.60)	—	(3.23)	(3.23)	20.55	(2.47)	0.85	0.84	(0.12)	26	53
2014(6)	23.30	(0.02)	1.10	1.08	—	—	—	24.38	4.64	0.84	0.84	(0.24)	26	57
Small-Cap Value Fund
2017(9)	13.42	0.05	1.42	1.47	(0.10)	(1.26)	(1.36)	13.53	12.05	1.09	0.84	0.37	2,653	148
2016	12.87	0.07	1.00	1.07	—	(0.52)	(0.52)	13.42	8.61	0.99	0.84	0.60	926	39
2015	14.50	(0.00)	(0.82)	(0.82)	—	(0.81)	(0.81)	12.87	(5.78)	1.06	0.84	0.01	134	53
2014(6)	14.07	0.01	0.42	0.43	—	—	—	14.50	3.06	1.06	0.84	0.25	26	43
Pyrford International Stock Fund
2017(3)(9)	12.23	0.40	0.88	1.28	(0.29)	—	(0.29)	13.22	10.85	0.90	0.81	3.21	48,889	33
2016(3)	11.79	0.20	0.53	0.73	(0.29)	—	(0.29)	12.23	6.35	0.91	0.84	2.85	16,100	12
2015(3)	13.15	0.20	(1.45)	(1.25)	(0.11)	—	(0.11)	11.79	(9.56)	0.88	0.84	3.42	6,560	9
2014(3)(6)	13.15	0.08	(0.08)	0.00	—	—	—	13.15	0.00	0.88	0.84	2.36	25	6
Financial Highlights—Class F-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(4)	Ratios to Average Net Assets (5)			Net assets, end of period (000 omitted)	Portfolio turnover rate (4)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Pyrford International Stock Fund
2017(3)(8)(9)	$13.21	$0.12	$(0.11)	$0.01	$—	$—	$—	$13.22	0.08%	0.88%	0.79%	3.52%	$26	33%

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 6 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Redemption fees consisted of per share amounts less than $0.01.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Reflects operations for the period from May 27, 2014 (inception date) to August 31, 2014.
(7)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.
(8)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(9)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

August 31, 2017

Notes to Financial Statements

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of August 31, 2017, the Corporation consisted of 43 portfolios, including 28 diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund(1)	September 30, 2013	To maximize total return consistent with current income.
Alternative Strategies Fund(1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund(1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund(2)	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund(2)	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.
(2)	Effective March 7, 2017, the BMO Monegy High Yield Bond Fund changed its name to the BMO High Yield Bond Fund. Effective May 8, 2017, the BMO Mortgage Income Fund changed its name to the BMO Strategic Income Fund. Effective as of the close of business June 29, 2017, the BMO TCH Intermediate Income Fund merged into the BMO Strategic Income Fund.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Notes to Financial Statements (continued)

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase, and of sufficient credit quality, are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Repurchase Agreements—The Funds’ policy requires the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement, including accrued interest.

The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser (or sub-advisers, as applicable) to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes.

Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Premium and Discount Amortization/Paydown Gains and Losses—Premiums and discounts on fixed income securities are amortized/accreted for tax and financial statement purposes. Gains and losses realized on principal payments of mortgage-backed and asset-backed securities (paydown gains and losses) are classified as part of interest income.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

BMO Funds

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the commitment to purchase securities. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Short Sales—Certain Funds may sell a security they do not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund closes the short sale by purchasing the security at the market price at the time of closure. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the transaction is closed, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short sale, the Fund will experience a loss. The Fund’s loss on a short sale is the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Futures Contracts—Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Options Contracts—Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked- to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Foreign Exchange Contracts—Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Foreign Currency Translation—The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Notes to Financial Statements (continued)

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors.

Redemption Fees—The International Funds impose a 2% redemption fee to shareholders who redeem shares held for 30 days or less. All redemption fees are recorded by the International Funds as paid-in-capital.

Securities Lending—Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris Bank N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” above. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of August 31, 2017:

Description	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.994%	$25,586,154

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of August 31, 2017 (1):

Description	Value
Atlantic Asset Securitization LLC, 1.100%, 9/1/2017(3)	$10,000,000
Atlantic Asset Securitization LLC, 1.300%, 11/1/2017(3)	4,988,901
Atlantic Asset Securitization LLC, 1.400%, 9/21/2017(3)	5,995,200
Atlantic Asset Securitization LLC, 1.600% (LIBOR 1 Month+32 basis points), 1/2/2018(2)	12,500,000
Atlantic Asset Securitization LLC, 1.600% (LIBOR 1 Month+34 basis points), 12/15/2017(2)	7,500,000
Bank of Nova Scotia/Houston, 1.400% (LIBOR 1 Month+18 basis points), 5/18/2018(2)	4,999,905
Bank of Nova Scotia/Houston, 1.700% (LIBOR 1 Month+48 basis points), 2/2/2018(2)	4,005,983
Bedford Row Funding Corp., 1.400% (LIBOR 1 Month+14 basis points), 3/1/2018(2)	7,850,000
Bedford Row Funding Corp., 1.400% (LIBOR 1 Month+22 basis points), 6/11/2018(2)	7,500,000
Bedford Row Funding Corp., 1.500% (LIBOR 1 Month+22 basis points), 2/21/2018(2)	5,000,000
Bedford Row Funding Corp., 1.500% (LIBOR 1 Month+22 basis points), 8/17/2018(2)	6,500,000
Bedford Row Funding Corp., 1.500% (LIBOR 1 Month+27 basis points), 12/18/2017(2)	5,000,000
BlackRock Liquidity Funds FedFund Portfolio, 1.000%	7,279,367
BMO Government Money Market Fund, 0.870%(4)	55,000,000

Description	Value
BMO Institutional Prime Money Market Fund, 1.080%(4)	$310,031,000
Collateralized Commercial Paper Co. LLC, 1.500% (LIBOR 1 Month+30 basis points), 10/23/2017(2)	5,800,000
Commonwealth Bank of Australia, 1.400% (LIBOR 1 Month+20 basis points), 5/11/2018(2)	6,000,000
Commonwealth Bank of Australia, 1.400%, 8/15/2018	4,999,395
Crown Point Capital Co. LLC, 1.300%, 10/17/2017(3)	4,991,567
Crown Point Capital Co. LLC, 1.300%, 10/31/2017(3)	4,989,083
Erste Abwicklungsanstalt, 1.200%, 9/6/2017(3)	7,498,802
Erste Abwicklungsanstalt, 1.300%, 10/18/2017(3)	7,487,271
Erste Abwicklungsanstalt, 1.300%, 12/13/2017(3)	7,471,675
Erste Abwicklungsanstalt, 1.400% , 1/19/2018(3)	7,460,625
Erste Abwicklungsanstalt, 1.500% (LIBOR 1 Month+22 basis points), 9/7/2017(2)	6,500,000
HSBC Bank USA NA, 1.600% (LIBOR 1 Month+33 basis points), 3/20/2018(2)	5,006,100
HSBC Bank USA NA, 1.700% (LIBOR 1 Month+48 basis points), 10/13/2017(2)	6,503,855
HSBC Bank, PLC, 1.600% (LIBOR 1 Month+34 basis points), 9/15/2017(2)	7,500,000
Illinois Tool Works, Inc., 1.100% , 9/6/2017(3)	3,999,378
Illinois Tool Works, Inc., 1.100% , 9/8/2017(3)	7,498,352
John Deere Capital Corp., 1.200% , 9/5/2017(3)	4,999,361
JP Morgan Securities LLC, 1.400% (LIBOR 1 Month+15 basis points), 12/22/2017(2)	5,750,000

BMO Funds

Description	Value
JP Morgan Securities LLC, 1.400% (LIBOR 1 Month+20 basis points), 4/6/2018(2)	$7,500,000
JP Morgan Securities LLC, 1.500% (LIBOR 1 Month+25 basis points), 9/5/2017(2)	7,100,000
Liberty Street Funding LLC, 1.300%, 10/17/2017(3)	6,838,534
Liberty Street Funding LLC, 1.300%, 9/25/2017(3)	8,992,260
Liberty Street Funding LLC, 1.400%, 12/13/2017(3)	7,969,100
Manhattan Asset Funding Co., 1.400% (LIBOR 1 Month+14 basis points), 12/5/2017(2)	5,000,000
Manhattan Asset Funding Co., 1.400% (LIBOR 1 Month+16 basis points), 1/31/2018(2)	5,000,000
Manhattan Asset Funding Co., 1.400% (LIBOR 1 Month+16 basis points), 2/8/2018(2)	7,500,000
Manhattan Asset Funding Co., 1.500% (LIBOR 1 Month+30 basis points), 9/28/2017(2)	7,500,000
Mitsubishi UFJ Trust & Banking Corp., 1.400%, 2/9/2018	7,500,630
Mizuho Bank, Ltd., 1.400% (LIBOR 1 Month+28 basis points), 12/1/2017(2)	5,002,845
Mizuho Bank, Ltd., 1.600% (LIBOR 1 Month+40 basis points), 9/1/2017(2)	6,500,085
National Australia Bank Ltd., 1.600% (LIBOR 1 Month+35 basis points), 3/6/2018(2)	5,000,000
National Rural Utilities Co., 1.100%, 9/1/2017(3)	5,000,000
National Rural Utilities Co., 1.100%, 9/6/2017(3)	8,748,615
National Rural Utilities Co., 1.200%, 9/11/2017(3)	16,144,841
Natixis, NY Branch, 1.200% , 9/7/2017(3)	9,998,067
Novartis Finance Corp., 1.100% , 9/1/2017(3)	5,000,000
Old Line Funding LLC, 1.400% (LIBOR 1 Month+12 basis points), 1/19/2018(2)	5,000,000
Old Line Funding LLC, 1.400% (LIBOR 1 Month+12 basis points), 12/4/2017(2)	7,500,000
Old Line Funding LLC, 1.400% (LIBOR 1 Month+14 basis points), 11/8/2017(2)	14,900,000
Paccar Financial Corp., 1.100%, 9/7/2017(3)	4,999,108
Regency Markets No.1 LLC, 1.200%, 9/15/2017(3)	12,494,021
Regency Markets No.1 LLC, 1.200%, 9/26/2017(3)	5,495,302
Regency Markets No.1 LLC, 1.200%, 9/7/2017(3)	15,196,923
Regency Markets No.1 LLC, 1.200%, 9/8/2017(3)	9,997,608
Ridgefield Funding Co. LLC, 1.400% (LIBOR 1 Month+16 basis points), 12/18/2017(2)	10,000,000
Ridgefield Funding Co. LLC, 1.400% (LIBOR 1 Month+18 basis points), 1/11/2018(2)	8,750,000
Ridgefield Funding Co. LLC, 1.400%, 11/14/2017(3)	6,481,963
Skandinaviska Enskilda Banken AB, 1.500% (LIBOR 1 Month+30 basis points), 9/21/2017(2)	7,226,474
Sumitomo Mitsui Banking Corp., 1.300% (LIBOR 1 Month+13 basis points), 9/18/2017(2)	7,500,488
Suncorp Metway Ltd., 1.400%, 11/13/2017(3)	7,479,165
Suncorp Metway Ltd., 1.400%, 11/14/2017(3)	4,986,125

Description	Value
Suncorp Metway Ltd., 1.500%, 2/5/2018(3)	$7,452,246
Svenska Handelsbaken, Inc., 1.500% (LIBOR 1 Month+30 basis points), 9/15/2017(2)	7,001,029
Swedbank Foreningsspar, 1.100%, 9/7/2017	10,000,000
Swedbank Foreningsspar, 1.200%, 9/6/2017	10,000,020
Swedbank, 1.300% , 12/14/2017(3)	7,471,400
Swedish Export Credit Corp., 1.400%, 11/28/2017(3)	9,967,000
Thunder Bay Funding LLC, 1.300% (LIBOR 1 Month+12 basis points), 12/8/2017(2)	8,500,000
Thunder Bay Funding LLC, 1.400% (LIBOR 1 Month+12 basis points), 1/12/2018(2)	7,500,000
Thunder Bay Funding LLC, 1.500% (LIBOR 1 Month+23 basis points), 6/22/2018(2)	5,000,000
Toronto- Dominion Bank, 1.400% (LIBOR 1 Month+20 basis points), 8/10/2018(2)	5,000,975
Toronto- Dominion Bank, 1.600% (LIBOR 1 Month+34 basis points), 3/13/2018(2)	5,506,804
Toronto- Dominion Bank, 1.700% (LIBOR 1 Month+44 basis points), 11/1/2017(2)	8,005,936
Toronto- Dominion Bank, 1.700% (LIBOR 1 Month+52 basis points), 11/20/2017(2)	5,005,385
Toronto- Dominion Bank, 1.700% (LIBOR 3 Month+40 basis points), 10/17/2017(2)	5,003,140
Toronto- Dominion Bank, 1.800% (LIBOR 1 Month+52 basis points), 1/10/2018(2)	6,510,257
Toyota Motor Credit Corp., 1.400% (LIBOR 1 Month+17 basis points), 3/12/2018(2)	5,000,000
Toyota Motor Credit Corp., 1.400% (LIBOR 1 Month+18 basis points), 4/27/2018(2)	7,450,000
Toyota Motor Credit Corp., 1.400% (LIBOR 1 Month+19 basis points), 5/10/2018(2)	7,500,000
Victory Receivables Corp., 1.300%, 9/25/2017(3)	7,493,500
Victory Receivables Corp., 1.300%, 9/6/2017(3)	4,399,224
Wal-Mart Stores, Inc., 1.100%, 9/5/2017(3)	7,499,058
Wells Fargo Bank NA, 1.400% (LIBOR 1 Month+13 basis points), 12/19/2017(2)	5,650,816
Wells Fargo Bank NA, 1.400% (LIBOR 1 Month+17 basis points), 4/20/2018(2)	5,000,595
Wells Fargo Bank NA, 1.700% (LIBOR 1 Month+44 basis points), 2/14/2018(2)	5,007,405
Wells Fargo Bank NA, 1.700% (LIBOR 1 Month+47 basis points), 10/11/2017(2)	5,002,785
Wells Fargo Bank NA, 1.700% (LIBOR 3 Month+35 basis points), 11/16/2017(2)	5,004,250
Westpac Banking Corp., 1.700% (LIBOR 3 Month+35 basis points), 10/20/2017(2)	6,000,000
Other	(62,092)

Total	$997,777,707

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.
(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of August 31, 2017.
(3)	Each issue shows the rate of discount at the time of purchase.
(4)	Denotes an investment in an affiliated entity.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

Notes to Financial Statements (continued)

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. The Funds did not hold any Level 3 securities as of August 31, 2017.

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Funds’ assets:

	Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$156,360,489	$—	$—	$156,360,489
Short-Term Investments	2,833,143	75,732,318	—	78,565,461

Total	$159,193,632	$75,732,318	$—	$234,925,950

	Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$113,432,121	$—	$—	$113,432,121
Short-Term Investments	2,075,405	52,860,743	—	54,936,148

Total	$115,507,526	$52,860,743	$—	$168,368,269

	Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$328,437,769	$—	$—	$328,437,769
Short-Term Investments	4,411,207	162,597,871	—	167,009,078

Total	$332,848,976	$162,597,871	$—	$495,446,847

	Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$351,611,827	$—	$—	$351,611,827
Short-Term Investments	4,542,780	151,430,406	—	155,973,186

Total	$356,154,607	$151,430,406	$—	$507,585,013

	Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$204,439,133	$—	$—	$204,439,133
Short-Term Investments	1,880,791	89,263,621	—	91,144,412

Total	$206,319,924	$89,263,621	$—	$295,583,545

	Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$111,118,371	$—	$—	$111,118,371
Short-Term Investments	1,947,313	55,413,816	—	57,361,129

Total	$113,065,684	$55,413,816	$—	$168,479,500

	Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$63,771,066	$—	$—	$63,771,066
Short-Term Investments	588,562	15,189,775	—	15,778,337

Total	$64,359,628	$15,189,775	$—	$79,549,403

	Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$19,290,072	$—	$—	$19,290,072
Short-Term Investments	369,001	9,591,857	—	9,960,858

Total	$19,659,073	$9,591,857	$—	$29,250,930

	Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$137,267,304	$—	$—	$137,267,304
Short-Term Investments	1,560,493	40,411,406	—	41,971,899

Total	$138,827,797	$40,411,406	$—	$179,239,203

BMO Funds

	Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$423,924	$—	$423,924
Belgium	—	167,104	—	167,104
Bermuda	1,574,150	233,439	—	1,807,589
Canada	1,906,327	—	—	1,906,327
Cayman Islands	368,570	799,310	—	1,167,880
China	—	1,628,638	—	1,628,638
Czech Republic	—	341,272	—	341,272
Denmark	—	211,022	—	211,022
France	—	70,198	—	70,198
Germany	—	326,729	—	326,729
Guernsey	988,955	—	—	988,955
Hong Kong	—	3,907,803	—	3,907,803
Hungary	—	307,203	—	307,203
Ireland	116,452	—	—	116,452
Israel	—	656,520	—	656,520
Italy	—	278,341	—	278,341
Japan	—	4,378,531	—	4,378,531
Malaysia	—	2,140,527	—	2,140,527
Netherlands	—	59,856	—	59,856
New Zealand	—	1,474,947	—	1,474,947
Philippines	—	419,614	—	419,614
Singapore	—	2,590,488	—	2,590,488
South Korea	—	353,678	—	353,678
Switzerland	—	1,948,723	—	1,948,723
Taiwan	—	1,066,681	—	1,066,681
Thailand	—	551,464	—	551,464
United States	18,960,179	—	—	18,960,179
Short-Term Investments	2,027,575	—	—	2,027,575

Total	$25,942,208	$24,336,012	$—	$50,278,220

	Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,577,683	$—	$4,577,683
Belgium	—	108,926	—	108,926
Bermuda	132,606	—	—	132,606
Cayman Islands	—	396,977	—	396,977
Denmark	—	2,245,894	—	2,245,894
Finland	—	1,984,463	—	1,984,463
France	—	9,646,682	—	9,646,682
Germany	—	5,418,563	—	5,418,563
Hong Kong	—	600,556	—	600,556
Ireland	872,246	—	—	872,246
Israel	196,332		—	196,332
Italy	—	394,311	—	394,311
Japan	—	17,203,154	—	17,203,154
Jersey	1,459,496	275,094	—	1,734,590
Luxembourg	389,900	357,096	—	746,996
Marshall Islands	99,253	—	—	99,253
Netherlands	460,295	2,601,819	—	3,062,114
New Zealand	—	399,560	—	399,560
Norway	—	780,375	—	780,375
Portugal	—	775,991	—	775,991
Singapore	—	1,696,983	—	1,696,983
Spain	—	798,001	—	798,001
Sweden	—	1,889,983	—	1,889,983
Switzerland	1,174,896	3,310,776	—	4,485,672
United Kingdom	—	11,218,319	—	11,218,319
Short-Term Investments	4,938,088	—	—	4,938,088

Total	$9,723,112	$66,681,206	$—	$76,404,318

	Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$585,882,515	$—	$585,882,515
Preferred Stocks(1)	—	10,159,146	—	10,159,146
Short-Term Investments	44,983,487	—	—	44,983,487

Total	$44,983,487	$596,041,661	$—	$641,025,148

	LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$2,421,504	$3,919,033	$—	$6,340,537
Brazil	1,655,118	—	—	1,655,118
Cayman Islands	—	3,249,913	—	3,249,913
Chile	2,738,855	—	—	2,738,855
China	—	3,609,517	—	3,609,517
Egypt	691,394	5,784,314	—	6,475,708
Hong Kong	—	4,372,616	—	4,372,616
India	—	35,985,563	—	35,985,563
Indonesia	—	18,336,067	—	18,336,067
Kenya	—	802,539	—	802,539
Malaysia	—	5,945,306	—	5,945,306
Mexico	16,402,117	—	—	16,402,117
Nigeria	—	1,658,823	—	1,658,823
Philippines	—	5,843,654	—	5,843,654
South Africa	—	10,322,257	—	10,322,257
Taiwan	—	3,488,268	—	3,488,268
Thailand	1,548,853	—	—	1,548,853
Turkey	—	5,760,591	—	5,760,591
United States	11,847,839	—	—	11,847,839
Vietnam	—	1,622,909	—	1,622,909
Common Stock Units	3,837,734	—	—	3,837,734
Participation Notes	—	4,187,718	—	4,187,718
Short-Term Investments	6,781,457	—	—	6,781,457

Total	$47,924,871	$114,889,088	$—	$162,813,959

	TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$6,540,506	$—	$6,540,506
International Bonds	—	4,932,718	—	4,932,718
Short-Term Investments	1,170,326	—	—	1,170,326

Total	$1,170,326	$11,473,224	$—	$12,643,550

Notes to Financial Statements (continued)

	Alternative Strategies Fund(2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Bank Loans	$—	$4,508,381	$—	$4,508,381
Common Stocks
Australia	—	82,605	—	82,605
Bermuda	301,004	—	—	301,004
Canada	626,870	—	—	626,870
Cayman Islands	—	28,448	—	28,448
China	—	58,799	—	58,799
Denmark	—	30,364	—	30,364
France	—	149,471	—	149,471
Germany	—	124,612	—	124,612
Hungary	—	85,559	—	85,559
Ireland	2,243,249	—	—	2,243,249
Italy	—	123,207	—	123,207
Japan	—	1,125,816	—	1,125,816
Jersey	529,718	32,783	—	562,501
Luxembourg	212,808	—	—	212,808
Netherlands	329,144	256,614	—	585,758
New Zealand	—	111,694	—	111,694
Norway	—	39,344	—	39,344
Panama	62,779	—	—	62,779
Singapore	617,154	26,943	—	644,097
Sweden	—	34,787	—	34,787
United Kingdom	—	333,153	—	333,153
United States	32,980,242	—	—	32,980,242
Convertible Bonds	—	124,820	—	124,820
Corporate Bonds & Notes	—	576,046	—	576,046
Limited Partnership Units	624,544	—	—	624,544
Mutual Funds	850,342	—	—	850,342
Purchased Options	859,080	—	—	859,080
Short-Term Investments	37,183,212	12,493,827	—	49,677,039

Total	$77,420,146	$20,347,273	$—	$97,767,419

Liabilities-Short
Common Stocks
Australia	$—	$85,485	$—	$85,485
Belgium	—	16,922	—	16,922
Bermuda	—	16,500	—	16,500
Canada	730,824	—	—	730,824
Cayman Islands	46,604	—	—	46,604
Finland	—	18,838	—	18,838
Germany	—	207,035	—	207,035
Ireland	340,697	—	—	340,697
Japan	—	511,204	—	511,204
Netherlands	—	74,219	—	74,219
New Zealand	—	53,530	—	53,530
Norway	—	74,573	—	74,573
Spain	—	69,332	—	69,332
Sweden	—	236,162	—	236,162
Switzerland	—	248,462	—	248,462
United Kingdom	198,691	335,179	—	533,870
United States	9,751,821	—	—	9,751,821
Corporate Bonds & Notes	—	144,972	—	144,972
Exchange Traded Funds	4,574,132	—	—	4,574,132
Written Options	1,054,953	—	—	1,054,953

Total	$16,697,722	$2,092,413	$—	$18,790,135

	Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$—	$87,539	$—	$87,539
Bermuda	305,683	—	—	305,683
Canada	315,376	—	—	315,376
Cayman Islands	—	30,416	—	30,416
China	—	63,316	—	63,316
Denmark	—	33,180	—	33,180
France	—	158,678	—	158,678
Germany	—	132,156	—	132,156
Greece	—	44,718	—	44,718
Hungary	—	90,685	—	90,685
Ireland	34,305	—	—	34,305
Italy	—	130,615	—	130,615
Japan	—	1,245,403	—	1,245,403
Jersey	—	34,765	—	34,765
Luxembourg	225,642	—	—	225,642
Netherlands	—	272,075	—	272,075
New Zealand	—	118,362	—	118,362
Norway	—	41,702	—	41,702
Panama	66,750	—	—	66,750
Poland	—	51,742	—	51,742
Singapore	—	28,604	—	28,604
South Korea	—	138,352	—	138,352
Sweden	—	36,867	—	36,867
Taiwan	—	46,893	—	46,893
United Kingdom	—	353,146	—	353,146
United States	5,496,691	—	—	5,496,691
Short-Term Investments	3,884,482	—	—	3,884,482

Total	$10,328,929	$3,139,214	$—	$13,468,143

Liabilities-Short
Common Stocks
Australia	$—	$90,592	$—	$90,592
Belgium	—	18,501	—	18,501
Bermuda	—	17,542	—	17,542
Cayman Islands	49,412	—	—	49,412
Finland	—	19,978	—	19,978
Germany	—	119,631	—	119,631
Japan	—	606,156	—	606,156
Netherlands	—	78,657	—	78,657
New Zealand	—	56,746	—	56,746
Norway	—	79,054	—	79,054
Spain	—	73,498	—	73,498
Sweden	—	76,457	—	76,457
Switzerland	—	32,381	—	32,381
United Kingdom	—	355,213	—	355,213
United States	1,780,421	—	—	1,780,421

Total	$1,829,833	$1,624,406	$—	$3,454,239

	Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$634,462,688	$—	$634,462,688
Short-Term Investments	80,322	47,567,678	—	47,648,000

Total	$80,322	$682,030,366	$—	$682,110,688

	Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$172,490,237	$—	$172,490,237
Mutual Funds	866,132	—	—	866,132
Short-Term Investments	115,488	1,708,050	—	1,823,538

Total	$981,620	$174,198,287	$—	$175,179,907

BMO Funds

	Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$52,318,672	$—	$52,318,672
Collateralized Mortgage Obligations	—	7,314,490	—	7,314,490
Commercial Mortgage Securities	—	17,127,899	—	17,127,899
Corporate Bonds & Notes	—	101,120,535	—	101,120,535
Mutual Funds	3,675,768	—	—	4,675,682	*
U.S. Government & U.S. Government Agency Obligations	—	38,576,770	—	38,576,770
U.S. Government Agency-Mortgage Securities	—	1,228,888	—	1,228,888
Short-Term Investments	4,464,102	64,867,113	—	69,331,215

Total	$8,139,870	$282,554,367	$—	$291,694,151

*	Total includes a $999,914 private placement senior loan fund holding valued using practical expedient.

	Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,591,471,242	$—	$1,591,471,242
Mutual Funds	16,625,697	—	—	16,625,697
Short-Term Investments	79,783	2,008,460	—	2,088,243

Total	$16,705,480	$1,593,479,702	$—	$1,610,185,182

	Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$252,973	$—	$252,973
Collateralized Mortgage Obligations	—	12,025,287	—	12,025,287
Commercial Mortgage Securities	—	6,760,639	—	6,760,639
Corporate Bonds & Notes	—	74,882,868	—	74,882,868
U.S. Government Agency-Mortgage Securities	—	17,660,274	—	17,660,274
Short-Term Investments	938,029	24,164,624	—	25,102,653

Total	$938,029	$135,746,665	$—	$136,684,694

	TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$240,187,039	$—	$240,187,039
Municipals	—	565,325	—	565,325
U.S. Government & U.S. Government Agency Obligations	—	8,563,532	—	8,563,532
Short-Term Investments	4,410,836	59,729,711	—	64,140,547

Total	$4,410,836	$309,045,607	$—	$313,456,443

	TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$481,886,091	$—	$481,886,091
Municipals	—	339,195	—	339,195
U.S. Government & U.S. Government Agency Obligations	—	132,538,030	—	132,538,030
U.S. Government Agency-Mortgage Securities	—	378,675,083	—	378,675,083
Short-Term Investments	46,560,055	210,537,373	—	257,097,428

Total	$46,560,055	$1,203,975,772	$—	$1,250,535,827

	High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$12,774,444	$—	$12,774,444
Short-Term Investments	360,045	—	—	360,045

Total	$360,045	$12,774,444	$—	$13,134,489

	Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$170,000,000	$—	$—	$170,000,000
Repurchase Agreements	—	608,302,536	—	608,302,536
U.S. Government & U.S. Government Agency Obligations	—	2,656,442,412	—	2,656,442,412

Total	$170,000,000	$3,264,744,948	$—	$3,434,744,948

	Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$319,281,383	$—	$319,281,383
Mutual Funds	201,486	—	—	201,486

Total	$201,486	$319,281,383	$—	$319,482,869

	Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$94,626,136	$—	$94,626,136
Commercial Paper	—	211,629,516	—	211,629,516
Municipals	—	15,875,000	—	15,875,000
Mutual Funds	26,000,000	—	—	26,000,000
Repurchase Agreements	—	20,618,301	—	20,618,301

Total	$26,000,000	$342,748,953	$—	$368,748,953

	Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$70,654,562	$—	$70,654,562
Commercial Paper	—	237,081,780	—	237,081,780
Mutual Funds	24,201,139	—	—	24,201,139
Repurchase Agreements	—	70,000,000	—	70,000,000

Total	$24,201,139	$377,736,342	$—	$401,937,481

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.
(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation/(depreciation) on the investment.

Notes to Financial Statements (continued)

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Forward Contracts	$—	$763,104	$—	$763,104
Short Forward Contracts	—	(562,707)	—	(562,707)

Total Forwards	$—	$200,397	$—	$200,397

Long Futures Contracts	$244,281	$—	$—	$244,281
Short Futures Contracts	(15,427)	—	—	(15,427)

Total Futures	$228,854	$—	$—	$228,854

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described in Note 2, the Funds’ have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations occurred on August 31, 2017, but not on August 31, 2016, resulting in transfers between categorization levels.

The following is a reconciliation of transfers between category levels from August 31, 2016 to August 31, 2017:

	Global Low Volatility Equity Fund	Disciplined International Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund - Short Transfers	Global Long/Short Equity Fund - Long Transfers	Global Long/Short Equity Fund - Short Transfers
Transfers into Level 1	$—	$—	$—	$—	$—	$—	$—
Transfers out of Level 1	(19,038,852)	(46,764,286)	(528,090,901)	(87,271,461)	(315,068)	(2,275,656)	(874,778)

Net Transfers out of Level 1	$(19,038,852)	$(46,764,286)	$(528,090,901)	$(87,271,461)	$(315,068)	$(2,275,656)	$(874,778)

Transfers into Level 2	$19,038,852	$46,764,286	528,090,901	$87,271,461	$315,068	$2,275,656	$874,778
Transfers out of Level 2	—	—	—	—	—	—	—

Net Transfers into Level 2	$19,038,852	$46,764,286	$528,090,901	$87,271,461	$315,068	$2,275,656	$874,778

4.	Derivative Holdings and Activity Detail

Derivatives and Hedging Disclosures—Derivatives and hedging require enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial positions, performance and cash flows. For the year ended August 31, 2017, the Alternative Strategies Fund utilized all derivatives for the purposes of generating and enhancing total return.

During the year ended August 31, 2017, the Alternative Strategies Fund had average quarterly contracts or notional values outstanding:

Average Quarterly Contracts				Average Quarterly Notional Values
Long Futures	Short Futures	Purchased Options	Written Options	Long Forwards	Short Forwards
618	121	618	1,177	$33,189,114	$29,582,452

BMO Funds

The effects of these derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statements of Assets and Liabilities and Statements of Operations, and are presented in the table below. The values of derivative instruments as of August 31, 2017 by risk category are as follows:

	Statement of Asset and Liabilities	Statement of Operations
Fund/Financial Instrument Type	Amount	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Alternative Strategies Fund
Interest rate futures contracts:
Receivables for daily variation margin	$97,703
Payables for daily variation margin	(30,443)

Net	67,260	$(334,572)	$46,875

Equity futures contracts:
Receivables for daily variation margin	227,114
Payables for daily variation margin	(65,520)

Net	161,594	970,688	132,911

Total receivables for interest rate and equity futures contracts	324,817
Total payables for interest rate and equity futures contracts	(95,963)

Net	$228,854	$636,116	$179,786

Forward foreign exchange contracts:
Receivables for forward foreign exchange contracts	$876,068
Payables for forward foreign exchange contracts	(675,671)

Net	$200,397	$438,847	$189,412

Equity option contracts:
Purchased options	$859,080	$(872,774)	$(331,039)

Written options	$(1,054,953)	$1,647,284	$336,447

Offsetting of Assets and Liabilities—Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. As of August 31, 2017, no master netting arrangements exist related to the Funds. The Funds’ Statements of Assets and Liabilities (“SAL”) presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets		Derivative Liabilities			Net Derivative Assets (Liabilities)	Collateral Pledged (Received) (1)
Fund/Counterparty	Forward Currency Contracts	Futures Contracts	Forward Currency Contracts	Futures Contracts	Written Options		Financial Instruments	Cash	Net Amount
Alternative Strategies Fund
Bank of America Merrill Lynch (Over the Counter)	$876,068	$—	$(675,671)	$—	$—	$200,397	$—	$—	$200,397
Exchange Traded Futures Contracts	—	324,817	—	(95,963)	—	228,854	—	—	228,854
Exchange Traded Options Contracts	—	—	—	—	(1,054,953)	(1,054,953)	—	1,054,953	—

(1)	Collateral pledged exceeds amount of liability balance.

At period end, certain Funds covered in this report had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral received exceeded the value of the repurchase agreements as of August 31, 2017.

Notes to Financial Statements (continued)

5.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	Low Volatility Equity Fund		Dividend Income Fund		Large-Cap Value Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017		Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—	$25,782,143	(1)	$41,929,434
Advisor class of shares	30,709,923	20,450,099	9,963,731	12,240,448	2,132,939		6,500
Institutional class of shares	23,796,019	57,444,854	84,755,232	5,367,352	209,105,302		62,929,469
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	1,523,544		50,000 (2)
Advisor class transfers from termination of Investor class	—	—	—	—	186,891,192		—

Net proceeds from sale of shares	54,505,942	77,894,953	94,718,963	17,607,800	425,435,120		104,915,403
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	3,003,799	(1)	19,028,638
Advisor class of shares	600,108	271,512	1,904,772	6,370,133	523,217		3,421
Institutional class of shares	3,555,616	3,503,523	1,431,043	2,938,755	3,151,481		14,194,204
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	5,361		303 (2)

Net proceeds from shares issued	4,155,724	3,775,035	3,335,815	9,308,888	6,683,858		33,226,566
Cost of shares redeemed:
Investor class of shares	—	—	—	—	(29,944,864	)(1)	(36,548,453)
Advisor class of shares	(16,253,010)	(7,296,072)	(95,290,255)	(16,513,415)	(163,849,415)		—
Institutional class of shares	(40,363,601)	(10,656,439)	(17,370,722)	(16,512,337)	(62,434,365)		(27,704,576)
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	(143,363)		—
Advisor class transfers from termination of Investor class	—	—	—	—	(186,891,192)		—

Net cost of shares redeemed	(56,616,611)	(17,952,511)	(112,660,977)	(33,025,752)	(443,263,199)		(64,253,029)

Net change resulting from fund share transactions in dollars	$2,045,055	$63,717,477	$(14,606,199)	$(6,109,064)	$(11,144,221)		$73,888,940

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—	1,721,277	(1)	2,992,053
Advisor class of shares	2,223,381	1,557,280	734,704	986,639	136,008		518
Institutional class of shares	1,717,254	4,341,968	5,932,931	450,270	13,571,425		4,406,925
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	98,226		3,621 (2)
Advisor class transfers from termination of Investor class	—	—	—	—	11,959,735		—

Net sale of shares	3,940,635	5,899,248	6,667,635	1,436,909	27,486,671		7,403,117
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	202,894	(1)	1,381,134
Advisor class of shares	43,466	21,225	142,063	526,209	33,497		248
Institutional class of shares	258,635	273,483	104,269	242,483	210,885		1,029,042
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	343		22 (2)

Net shares issued	302,101	294,708	246,332	768,692	447,619		2,410,446
Shares redeemed:
Investor class of shares	—	—	—	—	(2,003,359	)(1)	(2,635,055)
Advisor class of shares	(1,157,535)	(577,073)	(6,726,795)	(1,338,905)	(10,550,915)		—
Institutional class of shares	(2,894,759)	(809,930)	(1,260,014)	(1,316,263)	(4,093,910)		(1,966,849)
Retirement class R-3 of shares	—	—	—	—	—		—
Retirement class R-6 of shares	—	—	—	—	(9,119)		—
Advisor class transfers from termination of Investor class	—	—	—	—	(11,959,735)		—

Net shares redeemed	(4,052,294)	(1,387,003)	(7,986,809)	(2,655,168)	(28,617,038)		(4,601,904)

Net change resulting from fund share transactions in shares	190,442	4,806,953	(1,072,842)	(449,567)	(682,748)		5,211,659

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)	Reflects operations for the period from December 28, 2015 (inception date) to August 31, 2016.

BMO Funds

Large-Cap Growth Fund		Mid-Cap Value Fund			Mid-Cap Growth Fund			Small-Cap Value Fund
Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016

$47,552,629	$36,107,215	$12,630,560	(1)	$17,762,637	$8,328,558	(1)	$16,444,621	$—	$—
989,079	375,678	3,288,541		9,778	3,531,002		4,540	4,344,594	11,310,749
208,981,585	36,247,277	80,906,095		10,810,827	73,932,023		6,484,915	45,025,931	11,641,400
—	—	1,057		253	—		—	30,591	88,324
2,776,234	50,000 (2)	3,976,868		3,553,774	563,173		—	2,248,782	794,885
—	—	134,579,478		—	85,760,412		—	—	—

260,299,527	72,780,170	235,382,599		32,137,269	172,115,168		22,934,076	51,649,898	23,835,358

10,511,010	23,452,821	37,960,691	(1)	18,609,651	18,801,115	(1)	17,851,037	—	—
23,490	14,768	3,053		3,119	1,518		4,458	4,111,818	2,832,915
6,318,459	9,087,283	19,028,243		9,554,467	7,803,153		10,637,125	2,338,598	861,712
—	—	76		2,657	—		3,577	5,814	1,046
9,109	—	3,121,456		962,712	—		3,575	95,423	22,643

16,862,068	32,554,872	60,113,519		29,132,606	26,605,786		28,499,772	6,551,653	3,718,316

(167,909,613)	(48,455,232)	(37,912,274	)(1)	(62,652,705)	(21,939,370	)(1)	(48,774,799)	—	—
(684,033)	(36,501)	(74,055,945)		—	(71,617,531)		—	(47,396,459)	(46,161,907)
(54,111,950)	(20,143,196)	(37,859,484)		(39,711,399)	(24,230,419)		(44,197,286)	(15,809,625)	(7,171,229)
—	—	(9)		—	—		—	(4,887)	(35,255)
(66,992)	—	(2,141,795)		(1,878,011)	(798)		—	(611,082)	(68,200)

—	—	(134,579,478)		—	(85,760,412)		—	—	—

(222,772,588)	(68,634,929)	(286,548,985)		(104,242,115)	(203,548,530)		(92,972,085)	(63,822,053)	(53,436,591)

$54,389,007	$36,700,113	$8,947,133		$(42,972,240)	$(4,827,576)		$(41,538,237)	$(5,620,502)	$(25,882,917)

2,983,477	2,388,038	1,079,783	(1)	1,290,770	603,003	(1)	1,010,464	—	—
60,502	25,578	277,019		767	245,836		254	327,444	917,999
12,557,523	2,381,183	6,898,100		791,413	4,865,381		395,131	3,311,166	916,465
—	—	92		19	(1)		—	2,331	7,056
161,842	3,390 (2)	337,095		267,325	36,858		—	165,453	62,124

—	—	11,426,538		—	5,852,195		—	—	—

15,763,344	4,798,189	20,018,627		2,350,294	11,603,272		1,405,849	3,806,394	1,903,644

704,400	1,597,604	3,609,940	(1)	1,381,140	1,480,172	(1)	1,110,830	—	—
1,564	1,006	290		232	120		277	340,483	231,258
419,303	614,421	1,812,569		711,232	591,039		643,115	190,485	69,605
—	—	7		198	—		219	481	85
531	—	296,837		71,713	—		215	7,719	1,823

1,125,798	2,213,031	5,719,643		2,164,515	2,071,331		1,754,656	539,168	302,771

(10,102,414)	(3,267,889)	(3,280,928	)(1)	(4,544,016)	(1,572,244	)(1)	(3,023,971)	—	—
(42,166)	(2,427)	(6,294,719)		—	(4,886,470)		—	(3,524,240)	(3,645,999)
(3,325,891)	(1,279,184)	(3,265,545)		(2,848,865)	(1,678,679)		(2,714,350)	(1,210,294)	(571,338)
—	—	(1)		—	—		—	(367)	(2,687)
(3,886)	—	(185,873)		(134,934)	(52)		—	(46,103)	(5,340)

—	—	(11,426,538)		—	(5,852,195)		—	—	—

(13,474,357)	(4,549,500)	(24,453,604)		(7,527,815)	(13,989,640)		(5,738,321)	(4,781,004)	(4,225,364)

3,414,785	2,461,720	1,284,666		(3,013,006)	(315,037)		(2,577,816)	(435,442)	(2,018,949)

Notes to Financial Statements (continued)

	Small-Cap Core Fund		Small-Cap Growth Fund			Global Low Volatility Equity Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$8,270,106	(1)	$24,197,134	$—	$—
Advisor class of shares	2,075,979	7,593	8,904,983	(2)	—	795,975	110,308
Institutional class of shares	7,844,262	7,512,368	54,817,595		98,533,217	25,178,906	30,032,757
Retirement class R-6 of shares	—	—	—		—	—	—
Class F-3 of shares	—	—	—		—	—	—
Advisor class transfers from termination of Investor class	—	—	92,631,103		—	—	—

Net proceeds from sale of shares	9,920,241	7,519,961	164,623,787		122,730,351	25,974,881	30,143,065
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—		18,971,056	—	—
Advisor class of shares	627	4,815	—		—	2,983	723
Institutional class of shares	232,893	50,512	—		19,873,633	1,085,758	278,039
Retirement class R-3 of shares	—	—	—		—	—	—
Retirement class R-6 of shares	—	—	—		—	—	—

Net proceeds from shares issued	233,520	55,327	—		38,844,689	1,088,741	278,762
Cost of shares redeemed:
Investor class of shares	—	—	(85,059,894	)(1)	(153,670,290)	—	—
Advisor class of shares	(211,102)	(54,259)	(45,090,880	)(2)	—	(115,806)	(5,598)
Institutional class of shares	(3,817,564)	(1,497,840)	(165,285,708)		(232,329,791)	(19,346,226)	(72,795)
Retirement class R-6 of shares	—	—	—		—	—	—
Advisor class transfers from termination of Investor class	—	—	(92,631,103)		—	—	—

Net cost of shares redeemed	(4,028,666)	(1,552,099)	(388,067,585)		(386,000,081)	(19,462,032)	(78,393)
Redemption fees	—	—	132		—	50	—

Net change resulting from fund share transactions in dollars	$6,125,095	$6,023,189	$(223,443,666)		$(224,425,041)	$7,601,640	$30,343,434

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	494,669	(1)	1,560,531	—	—
Advisor class of shares	157,501	729	498,846	(2)	—	63,712	8,876
Institutional class of shares	629,056	714,579	2,932,428		6,166,782	2,042,381	2,693,452
Retirement class R-6 of shares	—	—	—		—	—	—
Class F-3 of shares	—	—	—		—	—	—
Advisor class transfers from termination of Investor class	—	—	5,076,122		—	—	—

Net sale of shares	786,557	715,308	9,002,065		7,727,313	2,106,093	2,702,328
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—		1,220,789	—	—
Advisor class of shares	49	451	—		—	251	63
Institutional class of shares	18,110	4,712	—		1,242,102	91,317	24,262
Retirement class R-3 of shares	—	—	—		—	—	—
Retirement class R-6 of shares	—	—	—		—	—	—

Net shares issued	18,159	5,163	—		2,462,891	91,568	24,325
Shares redeemed:
Investor class of shares	—	—	(5,106,058	)(1)	(10,045,724)	—	—
Advisor class of shares	(15,970)	(5,681)	(2,432,400	)(2)	—	(9,239)	(444)
Institutional class of shares	(291,933)	(140,397)	(9,469,711)		(14,824,948)	(1,556,987)	(6,055)
Retirement class R-6 of shares	—	—	—		—	—	—
Advisor class transfers from termination of Investor class	—	—	(5,076,122)		—	—	—

Net shares redeemed	(307,903)	(146,078)	(22,084,291)		(24,870,672)	(1,566,226)	(6,499)

Net change resulting from fund share transactions in shares	496,813	574,393	(13,082,226)		(14,680,468)	631,435	2,720,154

(1)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(2)	Reflects operations for the period from May 31, 2017 (inception date) to August 31, 2017.
(3)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.

BMO Funds

Disciplined International Equity Fund		Pyrford International Stock Fund		LGM Emerging Markets Equity Fund		TCH Emerging Markets Bond Fund
Year Ended August 31, 2017	Period Ended August 31, 2016(3)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016

$—	$—	$13,163,350	$24,600,796	$—	$—	$—	$—
2,000	183,392	822,444	125,044	8,777,557	12,304,331	6,915	2,240
22,341,033	82,361,194	350,747,663	157,265,153	100,996,016	24,210,997	17,874,010	4,261
—	—	31,501,915	11,179,486	—	—	—	—
—	—	25,761 (2)	—	—	—	—	—
—	—	—	—	—	—	—	—

22,343,033	82,544,586	396,261,133	193,170,479	109,773,573	36,515,328	17,880,925	6,501

—	—	1,999,666	1,910,079	—	—	—	—
787	—	1,905	16,401	235,064	562,607	—	220,767
1,669,867	—	6,699,345	5,045,398	631,448	731,004	391,248	222,440
—	—	—	399	—	—	—	—
—	—	652,042	314,323	—	—	—	—

1,670,654	—	9,352,958	7,286,600	866,512	1,293,611	391,248	443,207

—	—	(115,429,633)	(21,379,221)	—	—	—	—
—	(60,715)	(43,970)	(831,920)	(61,462,014)	(34,906,050)	(4,087,474)	(66,846)
(28,580,607)	(12,451,871)	(290,612,247)	(321,169,468)	(37,328,961)	(42,709,937)	(10,823,564)	—
—	—	(3,041,612)	(2,475,984)	—	—	—	—

—	—	—	—	—	—	—	—

(28,580,607)	(12,512,586)	(409,127,462)	(345,856,593)	(98,790,975)	(77,615,987)	(14,911,038)	(66,846)
—	108	3,133	10,295	680	254	423	—

$(4,566,920)	$70,032,108	$(3,510,238)	$(145,389,219)	$11,849,790	$(39,806,794)	$3,361,558	$382,862

—	—	1,073,748	2,068,034	—	—	—	—
180	19,419	63,670	10,726	629,812	995,220	683	243
2,090,763	8,345,169	27,977,151	13,350,667	6,844,430	1,921,645	1,759,695	429
—	—	2,563,451	939,422	—	—	—	—
—	—	1,950 (2)	—	—	—	—	—

—	—	—	—	—	—	—	—

2,090,943	8,364,588	31,679,970	16,368,849	7,474,242	2,916,865	1,760,378	672

—	—	174,491	166,673	—	—	—	—
84	—	166	1,431	18,509	48,375	—	24,722
176,893	—	583,567	439,495	49,681	62,747	40,883	24,909
—	—	—	35	—	—	—	—
—	—	56,798	27,380	—	—	—	—

176,977	—	815,022	635,014	68,190	111,122	40,883	49,631

—	—	(8,986,498)	(1,839,808)	—	—	—	—
—	(6,308)	(3,359)	(74,548)	(4,044,334)	(2,626,422)	(399,562)	(7,570)
(2,848,966)	(1,308,121)	(23,381,161)	(27,191,302)	(2,627,477)	(3,377,266)	(1,073,815)	—
—	—	(239,843)	(206,714)	—	—	—	—

—	—	—	—	—	—	—	—

(2,848,966)	(1,314,429)	(32,610,861)	(29,312,372)	(6,671,811)	(6,003,688)	(1,473,377)	(7,570)

(581,046)	7,050,159	(115,869)	(12,308,509)	870,621	(2,975,701)	327,884	42,733

Notes to Financial Statements (continued)

	Alternative Strategies Fund		Global Long/Short Equity Fund		Ultra Short Tax-Free Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Period Ended August 31, 2016(1)	Year Ended August 31, 2017		Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$—	$—	$—	$—	$6,104,616	(2)	$10,594,870
Advisor class of shares	27,169	176,496	269,383	483,490	6,200,069		55,513
Institutional class of shares	21,282,139	86,807,782	4,556,249	3,547,875	466,456,337		386,923,045
Advisor class transfers from termination of Investor class	—	—	—	—	45,351,480		—

Net proceeds from sale of shares	21,309,308	86,984,278	4,825,632	4,031,365	524,112,502		397,573,428
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	286,536	(2)	295,588
Advisor class of shares	—	2,839	4,145	—	71,269		132
Institutional class of shares	—	964,816	23,628	—	1,945,603		1,692,037

Net proceeds from shares issued	—	967,655	27,773	—	2,303,408		1,987,757
Cost of shares redeemed:
Investor class of shares	—	—	—	—	(14,358,125	)(2)	(21,875,452)
Advisor class of shares	(165,974)	(887,690)	(128,015)	(7,748)	(16,963,463)		(55,553)
Institutional class of shares	(39,535,186)	(12,792,404)	(175,281)	(49,426)	(391,631,904)		(541,894,764)
Advisor class transfers from termination of Investor class	—	—	—	—	(45,351,480)		—

Net cost of shares redeemed	(39,701,160)	(13,680,094)	(303,296)	(57,174)	(468,304,972)		(563,825,769)

Net change resulting from fund share transactions in dollars	$(18,391,852)	$74,271,839	$4,550,109	$3,974,191	$58,110,938		$(164,264,584)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	—	—	—	—	606,227	(2)	1,051,519
Advisor class of shares	2,572	17,279	22,951	48,577	615,178		5,509
Institutional class of shares	2,009,145	8,459,347	397,699	351,888	46,336,954		38,417,809
Advisor class transfers from termination of Investor class	—	—	—	—	4,499,110		—

Net sale of shares	2,011,717	8,476,626	420,650	400,465	52,057,469		39,474,837
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	—	—	—	—	28,463	(2)	29,340
Advisor class of shares	—	282	374	—	7,071		13
Institutional class of shares	—	95,621	2,129	—	193,296		168,066

Net shares issued	—	95,903	2,503	—	228,830		197,419
Shares redeemed:
Investor class of shares	—	—	—	—	(1,426,090	)(2)	(2,171,241)
Advisor class of shares	(15,772)	(86,934)	(11,422)	(750)	(1,682,885)		(5,515)
Institutional class of shares	(3,732,936)	(1,273,394)	(15,094)	(4,628)	(38,912,011)		(53,812,434)
Advisor class transfers from termination of Investor class	—	—	—	—	(4,499,110)		—

Net shares redeemed	(3,748,708)	(1,360,328)	(26,516)	(5,378)	(46,520,096)		(55,989,190)

Net change resulting from fund share transactions in shares	(1,736,991)	7,212,201	396,637	395,087	5,766,203		(16,316,934)

(1)	Reflects operations for the period from September 17, 2015 (inception date) to August 31, 2016.
(2)	Reflects operations for the period from September 1, 2016, to June 2, 2017 (termination of Investor class of shares).
(3)	Includes paid-in-capital and shares received from a non-taxable in-kind subscription merger of the BMO TCH Intermediate Income Fund effective as of the close of business on June 29, 2017. See Note 11, Reorganization Information, in the Notes to Financial Statements for additional information.

BMO Funds

Short Tax-Free Fund			Short-Term Income Fund			Intermediate Tax-Free Fund		Strategic Income Fund
Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016

$10,895,505	(2)	$8,254,754	$11,653,364	(2)	$21,538,961	$213,547,673	$303,551,800	$2,074,321	$8,893,429
1,819,564		726,443	10,184,761		138,520	9,967,233	1,694,228	18,617,076 (3)	5,481
88,094,396		125,580,353	132,998,094		177,384,144	289,062,211	264,143,418	18,778,044 (3)	14,473,126
22,049,349		—	49,939,527		—	—	—	—	—

122,858,814		134,561,550	204,775,746		199,061,625	512,577,117	569,389,446	39,469,441	23,372,036

169,287	(2)	237,387	618,739	(2)	668,656	30,885,014	29,129,421	2,325,868	2,478,073
46,057		3,317	143,243		370	83,901	45,391	148,215	508
636,743		342,378	1,710,099		1,948,568	9,417,013	6,370,896	277,988	250,810

852,087		583,082	2,472,081		2,617,594	40,385,928	35,545,708	2,752,071	2,729,391

(4,549,287	)(2)	(17,676,600)	(21,089,307	)(2)	(31,041,668)	(480,822,580)	(380,922,084)	(16,498,767)	(21,179,966)
(17,897,661)		(35,665)	(27,139,404)		(7,758)	(930,368)	(2,217,585)	(531,749)	—
(81,433,763)		(63,807,213)	(159,514,643)		(210,623,336)	(255,447,058)	(244,705,167)	(19,076,959)	(16,360,682)
(22,049,349)		—	(49,939,527)		—	—	—	—	—

(125,930,060)		(81,519,478)	(257,682,881)		(241,672,762)	(737,200,006)	(627,844,836)	(36,107,475)	(37,540,648)

$(2,219,159)		$53,625,154	$(50,435,054)		$(39,993,543)	$(184,236,961)	$(22,909,682)	$6,114,037	$(11,439,221)

1,076,290	(2)	807,524	1,243,973	(2)	2,303,957	19,005,661	26,553,160	221,723	951,599
179,645		71,053	1,087,006		14,746	883,384	148,986	1,979,944 (3)	587
8,670,982		12,284,978	14,175,534		18,916,667	25,701,510	23,113,614	2,000,814 (3)	1,545,784
2,162,888		—	5,326,826		—	—	—	—	—

12,089,805		13,163,555	21,833,339		21,235,370	45,590,555	49,815,760	4,202,481	2,497,970

16,686	(2)	23,243	66,052	(2)	71,445	2,750,131	2,544,022	249,197	264,677
4,523		324	15,277		39	7,446	3,970	15,702	54
62,642		33,492	182,198		207,919	838,538	556,153	29,730	26,811

83,851		57,059	263,527		279,403	3,596,115	3,104,145	294,629	291,542

(449,187	)(2)	(1,732,485)	(2,253,283	)(2)	(3,324,720)	(42,913,006)	(33,248,095)	(1,775,161)	(2,268,782)
(1,757,934)		(3,492)	(2,896,344)		(829)	(83,471)	(193,161)	(56,447)	—
(8,016,682)		(6,234,376)	(16,993,915)		(22,453,676)	(22,853,490)	(21,551,776)	(2,046,850)	(1,743,421)
(2,162,888)		—	(5,326,826)		—	—	—	—	—

(12,386,691)		(7,970,353)	(27,470,368)		(25,779,225)	(65,849,967)	(54,993,032)	(3,878,458)	(4,012,203)

(213,035)		5,250,261	(5,373,502)		(4,264,452)	(16,663,297)	(2,073,127)	618,652	(1,222,691)

Notes to Financial Statements (continued)

	TCH Corporate Income Fund		TCH Core Plus Bond Fund		High Yield Bond Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$85,092,119	$15,889,907	$114,719,160	$114,431,708	$—	$—
Advisor class of shares	1,376,817	65,129	1,956,570	1,140,601	2,426,855	36,554,073
Institutional/Premier class of shares	30,587,623	30,562,895	665,156,222	100,178,326	1,819,681	12,247,396

Net proceeds from sale of shares	117,056,559	46,517,931	781,831,952	215,750,635	4,246,536	48,801,469
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	3,445,037	3,841,197	12,537,390	16,828,416	—	—
Advisor class of shares	13,619	717	55,571	29,476	1,174,457	2,338,389
Institutional/Premier class of shares	1,601,967	1,973,523	13,350,242	12,741,064	847,200	1,254,834

Net proceeds from shares issued	5,060,623	5,815,437	25,943,203	29,598,956	2,021,657	3,593,223
Cost of shares redeemed:
Investor class of shares	(51,507,090)	(78,466,864)	(559,991,083)	(245,175,384)	—	—
Advisor class of shares	(94,009)	(33,000)	(118,015)	(108,607)	(74,352,589)	(10,463,414)
Institutional/Premier class of shares	(27,600,405)	(71,657,028)	(161,128,094)	(143,422,101)	(24,729,280)	(9,588,767)

Net cost of shares redeemed	(79,201,504)	(150,156,892)	(721,237,192)	(388,706,092)	(99,081,869)	(20,052,181)

Net change resulting from fund share transactions in dollars	$42,915,678	$(97,823,524)	$86,537,963	$(143,356,501)	$(92,813,676)	$32,342,511

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	6,571,426	1,256,150	9,850,492	9,982,746	—	—
Advisor class of shares	105,997	5,514	167,833	100,260	256,453	3,920,938
Institutional/Premier class of shares	2,352,481	2,492,220	56,847,089	8,781,394	191,620	1,331,768

Net sale of shares	9,029,904	3,753,884	66,865,414	18,864,400	448,073	5,252,706
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	265,827	314,467	1,076,725	1,474,824	—	—
Advisor class of shares	1,039	60	4,763	2,571	123,996	254,964
Institutional/Premier class of shares	124,238	161,853	1,144,537	1,116,150	89,193	136,962

Net shares issued	391,104	476,380	2,226,025	2,593,545	213,189	391,926
Shares redeemed:
Investor class of shares	(3,968,342)	(6,486,382)	(47,799,589)	(21,481,672)	—	—
Advisor class of shares	(7,234)	(2,542)	(10,119)	(9,517)	(7,860,812)	(1,141,300)
Institutional/Premier class of shares	(2,134,030)	(5,976,747)	(13,875,014)	(12,645,049)	(2,615,394)	(1,055,620)

Net shares redeemed	(6,109,606)	(12,465,671)	(61,684,722)	(34,136,238)	(10,476,206)	(2,196,920)

Net change resulting from fund share transactions in shares	3,311,402	(8,235,407)	7,406,717	(12,678,293)	(9,814,944)	3,447,712

(1)	Reflects operations for the period from June 3, 2016 (inception date) to August 31, 2016.

BMO Funds

Government Money Market Fund		Tax-Free Money Market Fund		Prime Money Market Fund		Institutional Prime Money Market Fund
Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Period Ended August 31, 2016(1)

$4,367,701,056	$946,889,691	$89,068,383	$330,536,933	$382,077,941	$3,365,952,862	$440,297	$992,287
—	—	—	—	—	—	—	—
9,966,793,513	4,862,045,847	616,291,151	1,511,925,818	401,337,265	7,453,071,942	913,886,682	747,124,675

14,334,494,569	5,808,935,538	705,359,534	1,842,462,751	783,415,206	10,819,024,804	914,326,979	748,116,962

329,721	5,370	274,041	67,804	644,425	108,168	6,606	24
—	—	—	—	—	—	—	—
970,404	139,583	1,677	18,093	136,475	346,779	2,324	44

1,300,125	144,953	275,718	85,897	780,900	454,947	8,930	68

(3,822,205,017)	(780,070,665)	(103,397,551)	(382,571,875)	(1,084,487,321)	(3,758,829,326)	(17,918)	—
—	—	—	—	—	—	—	—
(9,665,862,634)	(3,362,020,784)	(691,426,427)	(1,713,044,044)	(903,857,590)	(9,361,055,877)	(928,945,817)	(331,906,646)

(13,488,067,651)	(4,142,091,449)	(794,823,978)	(2,095,615,919)	(1,988,344,911)	(13,119,885,203)	(928,963,735)	(331,906,646)

$847,727,043	$1,666,989,042	$(89,188,726)	$(253,067,271)	$(1,204,148,805)	$(2,300,405,452)	$(14,627,826)	$416,210,384

4,367,701,056	946,889,691	89,068,383	330,536,933	382,077,940	3,365,952,862	440,281	992,287
—	—	—	—	—	—	—	—
9,966,793,513	4,862,045,847	616,291,151	1,511,925,818	401,337,265	7,453,071,942	913,743,656	747,124,675

14,334,494,569	5,808,935,538	705,359,534	1,842,462,751	783,415,205	10,819,024,804	914,183,937	748,116,962

329,721	5,370	274,041	67,804	644,425	108,168	6,605	24
—	—	—	—	—	—	—	—
970,404	139,583	1,677	18,093	136,475	346,779	2,324	44

1,300,125	144,953	275,718	85,897	780,900	454,947	8,929	68

(3,822,205,017)	(780,070,665)	(103,397,551)	(382,571,875)	(1,084,487,321)	(3,758,829,326)	(17,916)	—
—	—	—	—	—	—	—	—
(9,665,862,634)	(3,362,020,784)	(691,426,427)	(1,713,044,044)	(903,857,590)	(9,361,055,877)	(928,796,503)	(331,906,646)

(13,488,067,651)	(4,142,091,449)	(794,823,978)	(2,095,615,919)	(1,988,344,911)	(13,119,885,203)	(928,814,419)	(331,906,646)

847,727,043	1,666,989,042	(89,188,726)	(253,067,271)	(1,204,148,806)	(2,300,405,452)	(14,621,553)	416,210,384

Notes to Financial Statements (continued)

6.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser receives for its services an investment adviser fee based on a percentage of each Fund’s average daily net assets (“ADNA”) as listed below.

	Fund’s ADNA
Fund	on the first $500 million	on the next $200 million	on the next $100 million	in excess of $800 million
Low Volatility Equity Fund	0.500%	0.490%	0.450%	0.400%
Dividend Income Fund	0.500	0.490	0.450	0.400
Mid-Cap Value Fund	0.685	0.670	0.570	0.510
Mid-Cap Growth Fund	0.685	0.670	0.570	0.510
Small-Cap Value Fund	0.685	0.680	0.620	0.610
Small-Cap Growth Fund(1)	0.685	0.680	0.620	0.610
Global Low Volatility Equity Fund	0.650	0.640	0.600	0.550
Pyrford International Stock Fund	0.735	0.720	0.620	0.560
LGM Emerging Markets Equity Fund	0.900	0.890	0.850	0.800

	Fund’s ADNA
Fund	on the first $100 million	on the next $150 million	on the next $250 million	in excess of $500 million
TCH Emerging Markets Bond Fund	0.550%	0.550%	0.550%	0.550%
Ultra Short Tax-Free Fund	0.200	0.190	0.170	0.100
Short Tax-Free Fund	0.200	0.190	0.170	0.150
Short-Term Income Fund	0.200	0.190	0.170	0.100
Intermediate Tax-Free Fund	0.250	0.160	0.120	0.100
Strategic Income Fund	0.250	0.200	0.200	0.200
TCH Corporate Income Fund	0.200	0.190	0.150	0.100
TCH Core Plus Bond Fund	0.250	0.160	0.120	0.100
High Yield Bond Fund	0.500	0.500	0.500	0.500

	Fund’s ADNA
Fund	on the first $1 billion	on the next $1 billion	in excess of $2 billion
Large-Cap Value Fund	0.500%	0.475%	0.450%
Large-Cap Growth Fund	0.500	0.475	0.450
Small-Cap Core Fund	0.650	0.625	0.600
Disciplined International Equity Fund	0.600	0.575	0.550
Alternative Strategies Fund(2)	1.500	1.475	1.450
Global Long/Short Equity Fund	1.000	0.975	0.950

	Fund’s ADNA
Fund	on the first $2 billion	on the next $2 billion	on the next $2 billion	on the next $2 billion	in excess of $8 billion
Government Money Market Fund	0.200%	0.185%	0.170%	0.155%	0.140%
Tax-Free Money Market Fund	0.200	0.185	0.170	0.155	0.140
Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090
Institutional Prime Money Market Fund	0.150	0.135	0.120	0.105	0.090

(1)	Effective October 5, 2016 the investment adviser fees and breakpoint tiers were reduced for this BMO Fund. Prior to October 5, 2016, the fees charged based on the Fund’s ADNA were as follows: 0.95% on the first $500 million, 0.90% on the next $200 million, 0.90% on the next $100 million and 0.90% in excess of $800 million.
(2)	Effective June 1, 2017 the investment adviser fees and breakpoint tiers were reduced for this BMO Fund. Prior to June 1, 2017, the fees charged based on the Fund’s ADNA were as follows: 1.700% on the first $1 billion, 1.675% on the next $1 billion and 1.650% in excess of $2 billion.

BMO Funds

The Pyrford International Stock Fund’s sub-adviser is Pyrford International Ltd., an affiliate of the Adviser. The LGM Emerging Markets Equity Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. The TCH Emerging Markets Bond Fund, TCH Corporate Income Fund and TCH Core Plus Bond Fund’s sub-adviser is Taplin, Canida & Habacht, LLC, an affiliate of the Adviser. One of the sub-advisers of the Alternative Strategies Fund is CTC myCFO, LLC, an affiliate of the Adviser. The Adviser compensates each sub-adviser based on the level of average daily net assets of each respective Fund managed by each sub-adviser.

Contractual Expense Limitation—The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent class specific total annual operating expenses (excluding taxes, dividend and interest expense, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts for the periods set forth below. The Adviser may not terminate this arrangement prior to December 31, 2018, without the consent of the Directors, unless the investment advisory agreement is terminated. The Adviser may voluntarily choose to waive any portion of its fee beyond its contractual agreement. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

	Annualized Contractual Expense Limitation
Fund	Investor Class		Advisor Class		Institutional Class		Premier Class	Retirement Class R-3		Retirement Class R-6		Class F-3
Low Volatility Equity Fund			0.90%		0.65%
Dividend Income Fund			0.90		0.65
Large-Cap Value Fund	1.00	%(1)	1.00		0.75					0.60%
Large-Cap Growth Fund	1.00		1.00		0.75					0.60
Mid-Cap Value Fund	1.24	(1)	1.24		0.99			1.49%		0.84
Mid-Cap Growth Fund	1.24	(1)	1.24	(4)	0.99			1.49		0.84
Small-Cap Value Fund			1.24		0.99			1.49		0.84
Small-Cap Core Fund			1.15		0.90
Small-Cap Growth Fund	1.24	(1)(2)	1.24	(5)	0.99	(2)
Global Low Volatility Equity Fund			1.10		0.85
Disciplined International Equity Fund			1.15		0.90
Pyrford International Stock Fund	1.19	(3)	1.19	(3)	0.94	(3)		1.44	(3)	0.79	(3)	0.79	%(5)
LGM Emerging Markets Equity Fund			1.40		1.15
TCH Emerging Markets Bond Fund			1.00		0.85
Alternative Strategies Fund			2.00	(4)	1.75	(4)
Global Long/Short Equity Fund			1.60		1.35
Ultra Short Tax-Free Fund	0.55	(1)	0.55		0.30
Short Tax-Free Fund	0.55	(1)	0.55		0.40
Short-Term Income Fund	0.60	(1)	0.60		0.35
Intermediate Tax-Free Fund	0.55		0.55		0.50
Strategic Income Fund	0.80		0.80		0.55
TCH Corporate Income Fund	0.59		0.59		0.55
TCH Core Plus Bond Fund	0.59		0.59		0.55
High Yield Bond Fund			0.90		0.65
Government Money Market Fund	0.45						0.20%
Tax-Free Money Market Fund	0.45						0.20
Prime Money Market Fund	0.45						0.20
Institutional Prime Money Market Fund	0.45						0.20

(1)	Effective through June 2, 2017 (termination of Investor class of shares).
(2)	Effective October 5, 2016. Prior to October 5, 2016, the annual rates were 1.44% and 1.19%, respectively.
(3)	Effective March 1, 2017. Prior to March 1, 2017, the annual rates were 1.24%, 1.24%, 0.99%, 1.49%, and 0.84%, respectively.
(4)	Effective June 1, 2017. Prior to June 1, 2017, the annual rates were 2.20% and 1.95%, respectively.
(5)	Class inception date is May 31, 2017.

For the year ended August 31, 2017, the Adviser chose to voluntarily waive beyond its contractual expense limitations for the Government Money Market Fund and the Prime Money Market Fund in the amounts of $264,781 and $5,970, respectively, to ensure shareholders earned at least 0.01% return on their investment. The Adviser also chose to voluntarily make a capital contribution to the Prime Money Market Fund in the amount of $264,566 with the implementation of the new money market fund rules during the period.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, certain Funds pay the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—Certain Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Advisor Class and

Notes to Financial Statements (continued)

Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.25% and 0.50% of the average daily net assets of the Fund’s Advisor Class and Retirement Class R-3 shares, respectively.

Administration Fees—The fee paid to the Adviser is based on each Fund’s average daily net assets with respect to Administration Fee Schedule A and the aggregate average daily net assets of all Funds representing Administration Fee Schedule B as listed below.

Administration Fee Schedule A		Administration Fee Schedule B
Annual Rate		Annual Rate	ADNA
0.1500%		0.0400%	on the first $2 billion
		0.0300	on the next $2 billion
		0.0250	on the next $2 billion
		0.0200	on the next $2 billion
		0.0100	in excess of $8 billion

Fund		Fund
Low Volatility Equity Fund	TCH Emerging Markets Bond Fund	Government Money Market Fund
Dividend Income Fund	Alternative Strategies Fund	Tax-Free Money Market Fund
Large-Cap Value Fund(1)	Global Long/Short Equity Fund	Prime Money Market Fund
Large-Cap Growth Fund(1)	Ultra Short Tax-Free Fund	Institutional Prime Money Market Fund
Mid-Cap Value Fund(1)	Short Tax-Free Fund
Mid-Cap Growth Fund(1)	Short-Term Income Fund
Small-Cap Value Fund(1)	Intermediate Tax-Free Fund
Small-Cap Core Fund	Strategic Income Fund
Small-Cap Growth Fund	TCH Corporate Income Fund
Global Low Volatility Equity Fund	TCH Core Plus Bond Fund
Disciplined International Equity Fund	High Yield Bond Fund
Pyrford International Stock Fund(1)
LGM Emerging Markets Equity Fund

(1)	For the year ended August 31, 2017, the Funds with class-specific Administration Fees were as follows:

Fund	Investor Class		Advisor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(a)	Class F-3(a)
Large-Cap Value Fund	$202,218	(b)	$24,511	$261,072	$—	$—	$—
Large-Cap Growth Fund	242,299		809	210,913	—	—	—
Mid-Cap Value Fund	162,955	(b)	30,420	117,741	35	—	—
Mid-Cap Growth Fund	97,972	(b)	17,753	60,116	32	—	—
Small-Cap Value Fund	—		57,415	40,934	156	—	—
Pyrford International Stock Fund	129,074		417	763,765	36	—	—

(a)	Retirement Class R-6 and Class F-3 do not pay an Administrative Fee.
(b)	Reflects operations for the period from September 1, 2016 to June 2, 2017 (termination of Investor Class Shares)

Custodian Fees—BMO Harris is the Funds’ custodian, except for the International Funds, for which State Street Bank & Trust Company maintains custody. BMO Harris receives fees consisting of 0.005% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

BMO Funds

Securities Lending—The Funds pay a fee to BMO Harris for its services as the securities lending agent. The securities lending income as shown in the Statements of Operations is net of these fees. The following amounts were paid for the year ended August 31, 2017:

Fund	Fees Paid
Low Volatility Equity Fund	$36,124
Dividend Income Fund	27,923
Large-Cap Value Fund	72,303
Large-Cap Growth Fund	84,623
Mid-Cap Value Fund	49,788
Mid-Cap Growth Fund	28,555
Small-Cap Value Fund	19,349

Fund	Fees Paid
Small-Cap Core Fund	$5,213
Small-Cap Growth Fund	130,092
Short-Term Income Fund	31,541
Strategic Income Fund	6,790
TCH Corporate Income Fund	25,492
TCH Core Plus Bond Fund	127,382

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of August 31, 2017 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases		Sales Proceeds	Change in Unrealized Appreciation	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 0.870%
Ultra Short Tax-Free Fund	$—	$195,146,627		$195,066,305	$—	$—	$80,322	$2,674	$—
Short Tax-Free Fund	—	68,021,412		67,905,924	—	—	115,488	1,140	—
Intermediate Tax-Free Fund	—	219,410,213		219,330,430	—	—	79,783	3,140	—
Strategic Income Fund	4,706,289	45,001,736		49,708,025	—	—	—	6,502	—

Cash Sweep Investments in BMO Tax-Free Money Market Fund, Premier Class, 0.670%
Ultra Short Tax-Free Fund	568,942	20,011,105		20,580,047	—	—	—	3,541	—
Short Tax-Free Fund	504,804	4,391,807		4,896,611	—	—	—	577	—
Intermediate Tax-Free Fund	3,592,622	17,814,943		21,407,565	—	—	—	2,497	—

Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 1.080%
Low Volatility Equity Fund	3,827,898	42,870,761		43,865,815	—	299	2,833,143	21,760	—
Dividend Income Fund	1,722,615	19,964,291		19,611,606	32	73	2,075,405	15,692	—
Large-Cap Value Fund	5,318,313	78,255,738		79,164,228	26	1,358	4,411,207	38,584	—
Large-Cap Growth Fund	5,069,310	90,979,481		91,507,452	50	1,391	4,542,780	43,549	—
Mid-Cap Value Fund	3,580,179	59,778,509		61,479,280	—	1,383	1,880,791	28,896	—
Mid-Cap Growth Fund	3,799,114	29,984,209		31,836,699	—	689	1,947,313	18,016	—
Small-Cap Value Fund	3,291,960	20,487,000		23,190,614	—	216	588,562	9,724	—
Small-Cap Core Fund	183,137	10,070,342		9,884,573	—	95	369,001	2,946	—
Small-Cap Growth Fund	14,167,565	112,821,039		125,429,642	—	1,531	1,560,493	24,748	—
Short-Term Income Fund	6,777,627	207,921,447		210,235,278	88	218	4,464,102	55,426	—
Strategic Income Fund	—	16,891,633	*	15,953,478	—	(126)	938,029	4,565	—
TCH Corporate Income Fund	8,154,777	145,105,123		148,851,092	—	2,028	4,410,836	77,149	—
TCH Core Plus Bond Fund	29,910,619	494,822,451		478,175,410	892	1,503	46,560,055	268,202	—
High Yield Bond Fund	3,392,910	82,864,760		85,899,590	—	1,965	360,045	8,277	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	856,408	8,860		—	864	—	866,132	8,118	896

Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,051,144	52,260		—	5,093	—	5,108,497	47,880	5,281

*	Included in Purchases are $3,561,824 of BMO Institutional Prime Money Market Fund received as part of a non-taxable in-kind subscription merger, as of close of business June 29, 2017. See Note 11, Reorganization Information, in the Notes to Financial Statements for additional information.

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes, although the Money Market Funds cannot participate as borrowers. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of a Money Market Fund and (ii) more favorable

Notes to Financial Statements (continued)

to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of August 31, 2017.

Funds utilizing the Interfund lending program, borrowing from either the BMO Government Money Market Fund or the BMO Prime Money Market Fund during the year ended August 31, 2017, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Low Volatility Equity Fund	$52,885	1.013%
Dividend Income Fund	55	0.895
Mid-Cap Value Fund	114	1.129
Mid-Cap Growth Fund	20,115	1.135
Small-Cap Core Fund	14,554	1.131
Small-Cap Growth Fund	361,198	0.962
Pyrford International Stock Fund	15,834	1.124

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
Ultra Short Tax-Free Fund	$60,839	1.126%
Short Tax-Free Fund	8,643	1.025
Short-Term Income Fund	20,547	0.975
Intermediate Tax-Free Fund	87,379	1.114
TCH Corporate Income Fund	32,948	0.934
TCH Core Plus Bond Fund	139,772	0.964
High Yield Bond Fund	12,240	1.101

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

7.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. The Tax-Free Money Market Fund utilized this LOC as borrower during the year ended August 31, 2017. No borrowings were outstanding under the LOC at August 31, 2017. For the year ended August 31, 2017, the average daily loan balance outstanding was $24,250 and the weighted average interest rate was 1.78%.

8.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2017 were as follows:

	Other than U.S Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Low Volatility Equity Fund	$89,510,366	$89,672,119	$—	$—
Dividend Income Fund	50,172,314	65,023,031	—	—
Large-Cap Value Fund	199,767,858	211,992,099	—	—
Large-Cap Growth Fund	265,386,390	226,004,260	—	—
Mid-Cap Value Fund	305,481,882	352,242,637	—	—
Mid-Cap Growth Fund	184,774,369	213,603,800	—	—
Small-Cap Value Fund	99,621,702	108,786,430	—	—
Small-Cap Core Fund	20,976,527	15,280,985	—	—
Small-Cap Growth Fund	410,457,331	622,666,055	—	—
Global Low Volatility Equity Fund	43,605,452	36,492,432	—	—
Disciplined International Equity Fund	48,825,365	53,542,510	—	—
Pyrford International Stock Fund	199,960,811	231,916,934	—	—
LGM Emerging Markets Equity Fund	67,298,841	56,523,328	—	—
TCH Emerging Markets Bond Fund	12,479,287	8,901,098	—	—
Alternative Strategies Fund	158,981,211	181,185,532	514,458	529,216
Global Long/Short Equity Fund	7,152,887	2,972,079	—	—
Ultra Short Tax-Free Fund	808,200,289	768,496,103	—	—
Short Tax-Free Fund	171,600,558	181,119,606	—	—
Short-Term Income Fund	99,394,099	126,414,877	32,591,174	51,886,180
Intermediate Tax-Free Fund	738,267,040	910,639,631	—	—
Strategic Income Fund	52,725,617	5,617,793	6,594,751	70,977,406
TCH Corporate Income Fund	133,821,161	86,807,281	11,110,967	15,089,817
TCH Core Plus Bond Fund	284,218,767	237,875,871	114,793,387	97,517,991
High Yield Bond Fund	20,154,649	109,549,741	—	—

BMO Funds

9.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statements of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Funds.

The Funds complied with the FASB interpretation Accounting for Uncertainty in Income Taxes, which provides guidance for how uncertain tax provisions should be recognized, measured, presented, and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended August 31, 2017. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign unrealized capital gains tax, foreign currency, and the discount accretion/premium amortization of debt securities.

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
Low Volatility Equity Fund	$216,269,771		$22,926,956	$(4,270,777)	$18,656,179
Dividend Income Fund	145,874,005		24,659,017	(2,164,753)	22,494,264
Large-Cap Value Fund	444,136,668		56,418,186	(5,108,007)	51,310,179
Large-Cap Growth Fund	421,209,539		89,487,324	(3,111,850)	86,375,474
Mid-Cap Value Fund	268,603,855		32,216,420	(5,236,730)	26,979,690
Mid-Cap Growth Fund	151,092,854		18,660,410	(1,273,764)	17,386,646
Small-Cap Value Fund	74,439,541		8,213,201	(3,103,389)	5,109,812
Small-Cap Core Fund	26,811,577		3,212,100	(772,746)	2,439,354
Small-Cap Growth Fund	165,000,886		18,610,025	(4,371,708)	14,238,317
Global Low Volatility Equity Fund	44,387,020		6,902,085	(1,010,885)	5,891,200
Disciplined International Equity Fund	66,129,208		11,872,269	(1,597,159)	10,275,110
Pyrford International Stock Fund	587,273,973		84,782,560	(31,031,385)	53,751,175
LGM Emerging Markets Equity Fund	124,802,998		41,673,216	(3,662,255)	38,010,961
TCH Emerging Markets Bond Fund	12,254,902		491,534	(102,886)	388,648
Alternative Strategies Fund	77,326,725		3,706,295	(2,055,736)	1,650,559
Global Long/Short Equity Fund	9,094,948		1,585,300	(666,344)	918,956
Ultra Short Tax-Free Fund	681,502,665		797,322	(189,299)	608,023
Short Tax-Free Fund	173,577,339		1,722,829	(120,261)	1,602,568
Short-Term Income Fund	290,399,850		1,624,133	(329,832)	1,294,301
Intermediate Tax-Free Fund	1,538,757,506		73,539,670	(2,111,994)	71,427,676
Strategic Income Fund	134,496,320		2,986,518	(798,144)	2,188,374
TCH Corporate Income Fund	307,236,863		7,526,848	(1,307,268)	6,219,580
TCH Core Plus Bond Fund	1,230,812,389		24,480,598	(4,760,429)	19,720,169
High Yield Bond Fund	12,644,526		626,990	(137,027)	489,963
Government Money Market Fund	3,434,744,948	*	—	—	—
Tax-Free Money Market Fund	319,482,969	*	—	—	—
Prime Money Market Fund	368,748,953	*	—	—	—
Institutional Prime Money Market Fund	401,896,079		45,548	(4,146)	41,402

*	at amortized cost

Notes to Financial Statements (continued)

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2017 and 2016 was as follows:

	2017			2016
Fund	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
Low Volatility Equity Fund	$2,603,123	$—	$1,905,554	$1,746,043	$—	$2,243,100
Dividend Income Fund	2,500,532	—	959,489	2,805,501	—	6,868,977
Large-Cap Value Fund	4,510,036	—	2,304,010	9,598,945	—	24,138,585
Large-Cap Growth Fund	1,825,514	—	15,369,764	6,033,858	—	26,944,126
Mid-Cap Value Fund	4,684,525	—	56,396,982	2,621,289	—	27,098,506
Mid-Cap Growth Fund	5,370,941	—	21,512,271	—	—	29,057,778
Small-Cap Value Fund	3,050,561	—	3,585,078	261,828	—	3,593,261
Small-Cap Core Fund	168,167	—	124,126	8,676	—	49,672
Small-Cap Growth Fund	—	—	—	—	—	40,427,824
Global Low Volatility Equity Fund	1,170,206	—	97,713	277,838	—	1,139
Disciplined International Equity Fund	1,676,485	—	—	—	—	—
Pyrford International Stock Fund	14,300,415	—	—	15,648,329	—	—
LGM Emerging Markets Equity Fund	957,823	—	—	1,456,762	—	—
TCH Emerging Markets Bond Fund	401,330	—	—	393,245	—	49,962
Alternative Strategies Fund	—	—	—	1,041,789	—	—
Global Long/Short Equity Fund	56,198	—	4,250	—	—	—
Ultra Short Tax-Free Fund	2,011	5,640,480	639,708	62,033	4,069,527	608,075
Short Tax-Free Fund	11,645	2,531,009	38,121	187,219	1,978,212	149,029
Short-Term Income Fund	4,432,458	—	—	4,248,538	—	—
Intermediate Tax-Free Fund	2,084,903	43,607,907	3,410,963	32,028	40,541,321	2,820,294
Strategic Income Fund	3,032,372	—	—	3,249,887	—	—
TCH Corporate Income Fund	7,493,830	—	569,448	8,488,508	—	991,224
TCH Core Plus Bond Fund	28,160,653	—	—	31,505,501	—	353,732
High Yield Bond Fund	2,221,025	—	—	3,905,456	—	—
Government Money Market Fund	13,191,339	—	3,237	733,949	—	—
Tax-Free Money Market Fund	20,120	1,920,845	86,463	50,489	708,010	186,054
Prime Money Market Fund	2,441,514	—	—	5,070,691	—	—
Institutional Prime Money Market Fund	3,084,589	—	—	386,189	—	—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2017, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Futures Dividend Payable, and Other Adjustments	Unrealized Appreciation
Low Volatility Equity Fund	$1,376,718	$—	$2,943,120	$—	$—	$18,656,179
Dividend Income Fund	2,144,038	—	9,387,284	—	(1)	22,494,264
Large-Cap Value Fund	6,866,525	—	17,916,622	—	—	51,310,179
Large-Cap Growth Fund	4,266,980	—	12,230,417	—	—	86,375,474
Mid-Cap Value Fund	4,757,592	—	4,586,401	—	—	26,979,690
Mid-Cap Growth Fund	2,766,026	—	1,735,936	—	—	17,386,646
Small-Cap Value Fund	2,621,737	—	1,725,333	—	—	5,109,812
Small-Cap Core Fund	413,700	—	478,174	—	(1)	2,439,354
Small-Cap Growth Fund	—	—	14,124,958	(505,948)	—	14,238,317
Global Low Volatility Equity Fund	1,177,231	—	325,785	(235,933)	9,890	5,891,200
Disciplined International Equity Fund	1,077,069	—	—	(4,419,714)	6,497	10,275,110
Pyrford International Stock Fund	14,755,088	—	—	(26,002,664)	35,241	53,751,175
LGM Emerging Markets Equity Fund	1,245,074	—	—	(5,540,201)	(20,806)	38,010,961
TCH Emerging Markets Bond Fund	313,519	—	—	(338,540)	(827)	388,648
Alternative Strategies Fund	40,915	—	4,034,633	—	236,540	1,650,559
Global Long/Short Equity Fund	100,157	—	157,226	—	(38)	918,956
Ultra Short Tax-Free Fund	94,095	323,121	110,243	—	(338,757)	608,023
Short Tax-Free Fund	—	140,553	—	(235,122)	(141,018)	1,602,568
Short-Term Income Fund	169,236	—	—	(1,656,976)	(148,910)	1,294,301
Intermediate Tax-Free Fund	831,679	—	—	(11,528,180)	(658,172)	71,427,676

BMO Funds

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Foreign Currency, Futures Dividend Payable, and Other Adjustments	Unrealized Appreciation
Strategic Income Fund	$13,353	$—	$—	$(4,009,823)	$(28,279)	$2,188,374
TCH Corporate Income Fund	526,739	—	—	(23,654)	(225,152)	6,219,580
TCH Core Plus Bond Fund	1,180,703	—	—	(2,554,919)	(232,139)	19,720,169
High Yield Bond Fund	894	—	—	(3,226,820)	(10,281)	489,963
Government Money Market Fund	1,937,003	—	900	—	(1,938,044)	—
Tax-Free Money Market Fund	24,255	111,545	—	—	(135,746)	—
Prime Money Market Fund	157,283	—	87	—	(181,345)	—
Institutional Prime Money Market Fund	376,617	—	33	—	(360,165)	41,402

At August 31, 2017, certain Funds had capital loss carryforwards, which may reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders that would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforward information is as follows:

	Utilized in 2017	Expired in 2017	Expiring in 2018	Not Subject to Expiration
Fund				ST	LT	Total
Disciplined International Equity Fund	$—	$—	$—	$3,616,441	$803,273	$4,419,714
Pyrford International Stock Fund	—	—	—	3,097,943	19,555,037	22,652,980
LGM Emerging Markets Equity Fund	—	—	—	—	5,540,201	5,540,201
TCH Emerging Markets Bond Fund	—	—	—	15,406	323,134	338,540
Short Tax-Free Fund	—	—	—	235,122	—	235,122
Short-Term Income Fund	—	—	—	444,399	1,212,577	1,656,976
Intermediate Tax-Free Fund	—	—	—	766,136	145,585	911,721
Strategic Income Fund	1,632,086	19,777,257	796,694	—	3,213,129	4,009,823
High Yield Bond Fund	—	—	—	1,098,121	2,128,699	3,226,820

As of August 31, 2017, the following Funds had post-October losses, which are deferred until fiscal year 2018 for tax purposes, of:

	Post-October Losses
Fund	Short-Term	Long-Term
Global Low Volatility Equity Fund	$235,933	$—
Pyrford International Stock Fund	—	3,349,684
Intermediate Tax-Free Fund	9,467,942	1,148,517
TCH Corporate Income Fund	—	23,654
TCH Core Plus Bond Fund	—	2,554,919

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

As of August 31, 2017, the Small-Cap Growth Fund had qualified late-year ordinary losses of $487,076, which are deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year.

Notes to Financial Statements (continued)

10.	Shareholder Tax Information (Unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2017, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

Low Volatility Equity Fund	87.01%
Dividend Income Fund	80.03
Large-Cap Value Fund	68.93
Large-Cap Growth Fund	79.74
Mid-Cap Value Fund	41.12
Mid-Cap Growth Fund	9.35

Small-Cap Value Fund	33.01%
Small-Cap Core Fund	43.98
Global Low Volatility Equity Fund	12.71
LGM Emerging Markets Equity Fund	16.20
Alternative Strategies Fund	100.00
Global Long/Short Equity Fund	37.83

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2017, the percentages that are designated as qualified dividend income were as follows:

Low Volatility Equity Fund	97.19%
Dividend Income Fund	82.10
Large-Cap Value Fund	69.26
Large-Cap Growth Fund	80.31
Mid-Cap Value Fund	43.87
Mid-Cap Growth Fund	9.96
Small-Cap Value Fund	33.93

Small-Cap Core Fund	46.81%
Global Low Volatility Equity Fund	48.22
Disciplined International Equity Fund	96.54
Pyrford International Stock Fund	71.12
LGM Emerging Markets Equity Fund	100.00
Alternative Strategies Fund	100.00
Global Long/Short Equity Fund	97.73

For Federal tax purposes, for the year ended August 31, 2017, the following Funds designate long-term capital gains, or the amounts determined to be necessary, of:

Low Volatility Equity Fund	$1,905,554
Dividend Income Fund	9,387,284
Large-Cap Value Fund	2,304,010
Large-Cap Growth Fund	15,369,764
Mid-Cap Value Fund	56,396,982
Mid-Cap Growth Fund	21,512,271
Small-Cap Value Fund	3,585,078
Small-Cap Core Fund	124,126

Global Low Volatility Equity Fund	$97,713
Global Long/Short Equity Fund	4,250
Ultra Short Tax-Free Fund	639,708
Short Tax-Free Fund	38,121
Intermediate Tax-Free Fund	3,407,707
TCH Corporate Income Fund	569,448
Government Money Market Fund	3,237
Tax-Free Money Market Fund	86,463

For Federal tax purposes, for the year ended August 31, 2017, the following Funds designate qualified short-term capital gains, or the amounts determined to be necessary, of:

Low Volatility Equity Fund	$34,417
Large-Cap Value Fund	291,033
Mid-Cap Value Fund	3,570,947
Mid-Cap Growth Fund	5,370,941
Small-Cap Value Fund	3,585,078
Small-Cap Core Fund	122,232
Global Low Volatility Equity Fund	262,457
Global Long/Short Equity Fund	30,618

Short Tax-Free Fund	$10,806
Intermediate Tax-Free Fund	1,908,255
TCH Core Plus Bond Fund	3,066,047
Government Money Market Fund	13,191,339
Tax-Free Money Market Fund	10,941
Prime Money Market Fund	1,277
Institutional Prime Money Market Fund	1,901

For Federal tax purposes, for the year ended August 31, 2017, the following Funds designate qualified tax-exempt dividends, or the amounts determined to be necessary, of:

Ultra Short Tax-Free Fund	$7,583,649
Short Tax-Free Fund	3,282,561
Intermediate Tax-Free Fund	51,565,468
Tax-Free Money Market Fund	2,836,713

For the year ended August 31, 2017, Pursuant to Section 853 of the Code, the following Funds designate income derived from foreign sources and foreign taxes paid, or the amounts determined to be necessary, of:

Fund	Income Derived from Foreign Sources	Foreign Taxes Paid
Global Low Volatility Equity Fund	$998,838	$67,852
Disciplined International Equity Fund	2,086,967	106,581
Pyrford International Stock Fund	23,899,215	953,010
LGM Emerging Markets Equity Fund	3,262,283	281,058

BMO Funds

Of the ordinary income (including short-term capital gain) distributions made during the year ended August 31, 2017, the proportionate share of income derived from foreign sources and foreign taxes paid attributable to one share of stock are:

	Foreign Source Income	Foreign Taxes Paid
Global Low Volatility Equity Fund	$0.2678	$0.0182
Disciplined International Equity Fund	0.3226	0.0165
Pyrford International Stock Fund	0.4859	0.0194
LGM Emerging Markets Equity Fund	0.3209	0.0276

11.	Reorganization Information

On February 8, 2017, the Directors considered and approved the proposed Agreement and Plan of Reorganization that provided for the reorganization of the BMO TCH Intermediate Income Fund into the BMO Strategic Income Fund (the “Reorganization”) as detailed below. On June 20, 2017, beneficial owners of the BMO TCH Intermediate Income Fund approved the proposed Reorganization. This tax-free reorganization was accomplished after the close of business on June 29, 2017 (the “Closing Date”), by exchanging the assets and liabilities of the BMO TCH Intermediate Income Fund for shares of the BMO Strategic Income Fund. Shareholders holding Advisor and Institutional Class shares of the BMO TCH Intermediate Income Fund (1,514,424 shares and 1,489,081 shares, respectively) received corresponding Advisor and Institutional Class shares of the BMO Strategic Income Fund (1,748,491 shares and 1,718,187 shares, respectively) in the Reorganization. The BMO TCH Intermediate Income Fund’s net assets at that date of $32,584,449 included the following:

Assets:
Investments cost	$31,747,731
Net unrealized appreciation on investments	580,466
Deposit held at broker	100,000
Dividends & interest receivable	267,709

Total assets	32,695,906

Liabilities:
Payable to affiliates	16,595
Payable for income distribution	67,250
Other liabilities	27,612

Total liabilities	111,457

Total Net Assets:	$32,584,449

The net assets of the BMO TCH Intermediate Income Fund and BMO Strategic Income Fund immediately prior to the Reorganization were $32,584,449 and $82,457,749, respectively. The aggregate net assets of the BMO Strategic Income Fund immediately after the Reorganization was $115,042,198.

The Reorganization was considered and approved primarily to streamline the BMO Funds portfolio offerings to be more consistent with industry practice. The Reorganization also was considered and approved because the potential exists to achieve economies of scale due to the combined larger asset base of the Funds, and the Funds have the same investment objectives and substantially similar policies, strategies, and restrictions. The BMO Strategic Income Fund is the accounting survivor for financial statement and performance reporting purposes.

Assuming the Reorganization had been completed on March 1, 2016, the beginning of a twelve month period of the BMO Strategic Income Fund, the BMO TCH Intermediate Income Fund’s pro forma of operations (unaudited) for the period ended February 28, 2017, are as follows:

Net investment income	$4,057,835
Net realized gain on investments	54,565
Change in net unrealized appreciation on investments	2,733,039

Net increase in net assets resulting from operations	$6,845,439

12.	Recently Issued Accounting Pronouncement

In October 2016, the Securities and Exchange Commission released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce new regulatory reporting forms for investment companies; Form N-PORT and Form N-CEN. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date.

13.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that no subsequent events exist requiring recognition or disclosure in the financial statements.

Results of the Special Meetings of Shareholders (Unaudited)

The special meeting of the shareholders of the BMO TCH Intermediate Income Fund was held on June 20, 2017. The matters voted on by the shareholders of record as of April 13, 2017 and the results of the vote at the shareholder meetings held June 20, 2017 are as follows:

To approve an Agreement and Plan of Reorganization pursuant to which the BMO TCH Intermediate Income Fund (The “Acquired Fund”) will be reorganized with and into the BMO Strategic Income Fund, including approval of an amendment to the Articles of Incorporation of BMO Funds, Inc., to dissolve and terminate the Acquired Fund, and the transactions it contemplates.

	Affirmative	Against	Abstain
BMO TCH Intermediate Income Fund	4,809,294	12,504	10,364

The special meeting of the shareholders of seven investment portfolios of BMO Funds, Inc. was held on May 23, 2017. The matters voted on by the shareholders of record as of March 14, 2017 and the results of the vote at the shareholder meetings held May 23, 2017 are as follows:

To approve an amendment to the Articles of Incorporation, as amended, of BMO Funds, Inc. (The “Corporation”) to redesignate and convert the Class Y shares of each Fund into Class A shares of the Fund and to terminate the Class Y shares of the Funds, as described in a plan of redesignation and conversion.

	Affirmative	Against	Abstain
BMO Large-Cap Value Fund	10,752,014	12,719	16,308
BMO Mid-Cap Value Fund	7,698,521	83,109	77,007
BMO Mid-Cap Growth Fund	5,673,706	9,483	8,834
BMO Small-Cap Growth Fund	3,195,518	101,261	14,885
BMO Ultra Short Tax-Free Fund	2,234,612	21,114	9,303
BMO Short-Term Income Fund	3,330,551	45,068	47,437
BMO Short Tax-Free Fund	997,612	12,860	593

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

BMO Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BMO Low Volatility Equity Fund, BMO Dividend Income Fund, BMO Large-Cap Value Fund, BMO Large-Cap Growth Fund, BMO Mid-Cap Value Fund, BMO Mid-Cap Growth Fund, BMO Small-Cap Value Fund, BMO Small-Cap Core Fund, BMO Small-Cap Growth Fund, BMO Global Low Volatility Equity Fund, BMO Disciplined International Equity Fund, BMO Pyrford International Stock Fund, BMO LGM Emerging Markets Equity Fund, BMO TCH Emerging Markets Bond Fund, BMO Alternative Strategies Fund, BMO Global Long/Short Equity Fund, BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, BMO Short-Term Income Fund, BMO Intermediate Tax-Free Fund, BMO Strategic Income Fund, BMO TCH Corporate Income Fund, BMO TCH Core Plus Bond Fund, BMO High Yield Bond Fund, BMO Government Money Market Fund, BMO Tax-Free Money Market Fund, BMO Prime Money Market Fund, and BMO Institutional Prime Money Market Fund (each a series of BMO Funds, Inc., collectively the Funds), including the schedules of investments, as of August 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with custodians and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2017, the results of their operations, the changes in their net assets, and the financial highlights for the periods specified in the first paragraph, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Milwaukee, Wisconsin

October 24, 2017

Directors and Officers of the Funds (Unaudited)

The following tables provide information about each Director and Officer of the Funds as of September 1, 2017. The address of each Director is c/o BMO Funds, 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. There are currently 44 separate portfolios or funds in the BMO Funds complex, of which 43 are registered as BMO Funds, Inc. and one is registered as BMO LGM Frontier Markets Equity Fund with the Securities and Exchange Commission. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Ridge A. Braunschweig Age: 64	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012; Executive Vice President and Chief Financial Officer, CPL Industries, Inc., from 2000 to 2012.	44	None
Benjamin M. Cutler Age: 72	Independent Director	Since July 2004	Chairman, USHEALTH Group, Inc. (a health insurance company), since 2004; CEO and President, USHEALTH Group, Inc., from 2004 to 2016; Director, Freedom from Hunger (a non-profit organization), since 2016.	44	None
John A. Lubs Age: 69	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	44	None
Vincent P. Lyles Age: 56	Independent Director	Since September 2017	President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, since 2012.	44	None
James Mitchell Age: 70	Independent Director	Since March 1999	Chairman, Ayrshire Precision Engineering (a precision machining company), since 1992; Chief Executive Officer, NOG, Inc. (a metal processing and consulting company), from 1999 to 2015.	44	None
Barbara J. Pope Age: 69	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse.	44	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies, or until his or her successor is duly elected.
Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

Directors and Officers of the Funds (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John M. Blaser** Age: 60	Director and President	Since May 1999	Managing Director of the Adviser, since June 2012.	44	None
Christopher B. Begy** Age: 63	Director	Since August 2013	U.S. Country Head, CEO, and a Director of BMO Financial Corp., since August 2013; Chair, BMO Harris Bank N.A., since August 2013; Director of the Adviser, since August 2013; Chief Auditor of BMO Financial Group, from 2001 to 2013.	44	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.
** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the
Adviser. Mr. Begy is an “interested person” of the Corporation due to the positions that he holds with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Timothy M. Bonin Age: 44	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.
Stephen R. Oliver Age: 66	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; Chief Compliance Officer, since July 2008; and Anti-Money Laundering Officer, since January 2009	Vice President of BMO Harris Bank N.A., since March 2006, Vice President of BMO Investment Distributors, LLC (formerly M&I Distributors, LLC), 2007 to 2014.
Michael J. Murphy Age: 38	Secretary	Elected by the Board annually; since May 2016	Senior Counsel and Vice President of BMO Harris Bank N.A., since 2014; Associate, Vedder Price P.C., 2010 to 2014.

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory and Subadvisory Agreements

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), approved the continuation of the following agreements, all for an additional year ending August 31, 2018: (1) the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each portfolio of the Corporation (each, a “Fund” and collectively, the “Funds”); (2) an investment subadvisory agreement with each of the following subadvisers that are affiliates of the Adviser: (i) Taplin, Canida & Habacht, LLC on behalf of BMO TCH Emerging Markets Bond Fund, BMO TCH Corporate Income Fund and BMO TCH Core Plus Bond Fund; (ii) LGM Investments Limited on behalf of BMO LGM Emerging Markets Equity Fund; (iii) Pyrford International Ltd. on behalf of BMO Pyrford International Stock Fund; and (iv) CTC myCFO, LLC (“CTC”) on behalf of BMO Alternative Strategies Fund; and (3) an investment subadvisory agreement on behalf of BMO Alternative Strategies Fund with each of the following subadvisers that are not affiliated with the Adviser: (i) Capstone Investment Advisors, LLC; (ii) Cramer Rosenthal McGlynn, LLC; (iii) Graham Capital Management L.P.; (iv) Iridian Asset Management LLC; and (v) Sound Point Capital Management, L.P. The subadvisers listed above are referred to herein each as a “Subadviser” and collectively as the “Subadvisers.” The subadvisory agreements listed above are referred to herein each as a “Subadvisory Agreement” and collectively as the “Subadvisory Agreements.”

At Board meetings held on July 12, 2017 (“July Meeting”) and August 8-9, 2017 (“August Meeting”), the Board met with management of the Adviser regarding the annual approval of the continuation of the Funds’ Advisory and Subadvisory Agreements. In connection with its consideration of the Advisory and Subadvisory Agreements, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement and Subadvisory Agreements in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks and performance, comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies and procedures. In preparation for the Board’s annual consideration of the approval of the Advisory and Subadvisory Agreements, the Directors requested and received a wide variety of information and reports concerning the Adviser (and its affiliates) and the Subadvisers, including information on: (1) the nature, extent and quality of services provided to each Fund by the Adviser (and its affiliates) and the Subadvisers, as applicable; (2) the investment performance of each Fund as compared to a group of comparable funds; (3) the level of the advisory and subadvisory fees charged to each Fund as compared to: (a) other clients of the Adviser and the Subadvisers and (b) a group of comparable funds; (4) the expense ratios of each Fund as compared to a group of comparable funds; (5) the profitability of the Adviser and, to the extent made available, profitability of the Subadvisers; and (6) the Adviser’s and each Subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser (and its affiliates) and each Subadviser as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings.

In evaluating the Advisory and Subadvisory Agreements, the Board members took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement and the Subadvisory Agreements.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of each Advisory and Subadvisory Agreement, as applicable. Although the Advisory Agreement and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services provided by the Adviser and each Subadviser to the Funds, the Board reviewed information describing the financial strength, experience, resources and key personnel of the Adviser and each Subadviser, including the personnel who provide investment management services to the Funds. With respect to the Adviser, the Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the Subadvisers, as applicable; monitoring of the execution of portfolio transactions; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds and the differentiation of the advisory services provided by the management team versus the portfolio management services provided by the Subadvisers, as applicable. With respect to each Subadviser, the Board noted each Subadviser’s experience in managing the strategies of its respective Fund and each Subadviser’s

BMO Funds

compliance program as it relates to the Fund. The Board considered the other services provided by the Subadvisers under the Subadvisory Agreements, including selecting broker-dealers for execution of portfolio transactions; monitoring adherence to the Fund’s investment restrictions; and assisting with portfolio compliance with securities laws, regulations, policies and procedures. With respect to CTC, the Board noted CTC’s experience in the alternative strategies space, its Subadviser selection process and its responsibility for assisting the Adviser in the selection of the Subadvisers and related asset allocation.

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Directors noted the performance of each Fund relative to its Lipper Inc. (“Lipper”) peer universe. The Directors also considered updated performance information for each Fund relative to its benchmark and, if applicable, its Morningstar, Inc. (“Morningstar”) ratings.

With respect to each Fund’s performance as compared to its Lipper peer universe (“peer group”), the Board reviewed each Fund’s performance percentile rankings over the year-to-date and one-, three-, five- and ten-year trailing periods (if applicable) through May 31, 2017, as provided by the Adviser. The Board considered that each Fund ranked in one of the top two quartiles for performance as compared to its peer group in at least half of the periods reviewed, except for the following Funds: BMO Low Volatility Equity Fund, BMO Global Low Volatility Equity Fund, BMO Small-Cap Value Fund, BMO Small-Cap Growth Fund, BMO Mid-Cap Growth Fund, BMO Pyrford International Stock Fund, BMO TCH Emerging Markets Bond Fund, and BMO High Yield Bond Fund.

With respect to the BMO Low Volatility Equity Fund and the BMO Global Low Volatility Equity Fund, the Board considered that the Funds were rated five and four stars, respectively, by Morningstar and that each Fund’s three-year performance was in the first quartile of its peer groups, while its year-to-date and one-year performance were in the third and fourth quartiles, respectively. The Board noted the Adviser’s explanation for the recent underperformance of each Fund. In addition, the Board considered that, in the current market, the portfolio management team expected the low volatility strategy to underperform and that performance of each Fund was overall in-line with expectations given the market environment. The Board also considered the Adviser’s statement that each Fund’s low volatility strategy continues to effectively reduce risk and compare favorably to peers on realized risk metrics. With respect to the BMO Global Low Volatility Equity Fund, the Board also noted that the Adviser replaced one portfolio manager of the Fund in December 2016 with a member of the disciplined equity team.

With respect to the BMO Small-Cap Value Fund, the Board considered that Class A and Class R6 of the Fund were ranked three stars and Class I of the Fund was ranked four stars by Morningstar and that its five-year performance was in the first quartile of its peer group, while its year-to-date, one-year and three-year performance were in the fourth quartile. The Board noted that two members of the disciplined equity team took over management of the Fund in October 2016. The Board also considered the Adviser’s explanations for the Fund’s underperformance before and after the manager transition, and the Adviser’s statement that Fund performance has stabilized after the manager transition.

With respect to the BMO Small-Cap Growth Fund, the Board considered that its year-to-date performance was in the third quartile of its peer group, and its one-year, three-year and five-year performance were in the fourth quartile. The Board noted that two members of the disciplined equity team took over management of the Fund in October 2016. The Board also considered the Adviser’s explanations for the Fund’s underperformance before the manager transition, and the Adviser’s statement that Fund performance has stabilized after the manager transition.

With respect to the BMO Mid-Cap Growth Fund, the Board considered that its one-year performance was in the second quartile of its peer group, while its year-to-date performance was in the third quartile and its three-year and five-year performance were in the fourth quartile. With respect to year-to-date performance, the Fund’s rank was just below the majority of the funds in its peer group. The Board noted that two members of the disciplined equity team took over management of each Fund in October 2016. The Board noted the Adviser’s statement that the BMO Mid-Cap Growth Fund had fairly neutral performance prior to the manager transition, but had outperformed significantly following the manager transition.

With respect to the BMO Pyrford International Stock Fund, the Board considered that the Fund was ranked three stars by Morningstar (except for Class R6 of the Fund which was ranked four stars) and that its three-year performance was in the second quartile of its peer group, while its year-to-date and five-year performance were in the third quartile and its one-year performance was in the fourth quarter. The Board considered the information provided by the Adviser about the specific contributors to the Fund’s underperformance, despite positive country allocation, including the Fund’s positioning across sectors and geographic regions.

With respect to the BMO TCH Emerging Markets Bond Fund, the Board considered that the Fund was ranked three stars by Morningstar, while its one- and three-year performance was in the third quartile of its peer group and its year-to-date performance was in the fourth quartile. With respect to the Fund’s three-year performance, the Fund’s rank was only slightly below the majority of the funds in its peer group. The Board noted the Adviser’s statement that the Fund outperformed its benchmark for the one-year period. The Board also considered the information provided by the Adviser about the specific contributors to the Fund’s underperformance relative to its peer group.

With respect to the BMO High Yield Bond Fund, the Board considered that Class A shares of the Fund were ranked three stars by Morningstar, and that its year-to-date and one-, three- and five-year performance were in the third quartile of its peer

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited) (continued)

group. The Board noted that three new portfolio managers took over management of the Fund in March 2017. The Board also considered the Adviser’s explanations that a significant decline in assets during the manager transition affected the repositioning, and that the Adviser expects that the investment approach of the new portfolio management team will position the Fund to be more competitive with the peer group.

The Board determined that it was generally satisfied with each Fund’s performance and would continue to monitor each Fund’s performance results.

Costs of Services Provided and Profits Realized by the Adviser and Subadvisers

The Board considered the fees payable by each Fund under the Advisory Agreement and each Subadvisory Agreement. The Board first reviewed the management fees charged to comparable accounts managed by the Adviser and the Subadvisers of each Fund, if any, taking into consideration differences in style, size and services provided to such other accounts. The Board noted that, in some cases, the fees for certain accounts or average fees for certain investment strategies were lower than the fees charged to certain Funds with similar investment strategies. The Board considered the Adviser’s explanation that registered investment companies generally require additional advisory and administrative services than other clients due to the enhanced regulatory structure and legal requirements with which investment companies must comply. With respect to the Subadvisers, the Board also considered the affiliation of each Subadviser (if any) with the Adviser.

The Board next reviewed information provided by the Adviser comparing each Fund’s contractual advisory fee to the median fee of its Morningstar peer category (“Morningstar peers”) or Strategic Insight’s Simfund peer category (“Simfund peers”). In addition, the Board reviewed information provided by the Adviser comparing each Fund’s net expense ratio to the median net expense ratio of the comparable Lipper peer group (“Lipper peers”). With respect to the Subadvisers, the Board considered the fees payable under the Subadvisory Agreements, noting that the fees would be paid by the Adviser (not the Fund).

The Board considered that substantially all of the Funds’ contractual advisory fees were lower than or within a few basis points of their Morningstar or Simfund peers. The Board noted that the contractual advisory fees for certain classes of the BMO Large Cap Growth, BMO Large Cap Value and BMO Small Cap Value Funds were in the third quartile of their respective Morningstar peers, but that the net expense ratio for the BMO Large-Cap Value and BMO Large-Cap Growth Funds were below their Lipper peers. The Board considered that the net expense ratio for the BMO Small-Cap Value Fund was within a few basis points of the average net expense ratio of its comparable Lipper peer group. With respect to the BMO Alternative Strategies Fund, the Board considered that, although its contractual investment advisory fees were higher (worse) than its Morningstar peers, its net expense ratio was below its Lipper peers. The Board also considered that the Adviser has agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the net expense ratios for the Funds take into account the effect of the Expense Limitations. The Board noted that the Adviser had lowered expense caps during the period for the BMO Small-Cap Growth and BMO Alternative Strategies Funds.

The Board considered the methodology used by the Adviser and each Subadviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates and each Subadviser, and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the Funds.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Board also reviewed and considered profitability information it received from each Subadviser, if provided, in connection with the services provided to each Fund.

Economies of Scale

The Board considered the extent to which economies of scale would be realized as the Funds grow and whether the Funds’ fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board considered each Fund’s fee structure, asset size and net expense ratio giving effect to each Fund’s Expense Limitation. The Board also considered the Adviser’s commitment to continue to evaluate advisory fee breakpoints in the future.

Other Benefits to the Adviser and Subadvisers

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees, custody fees, shareholder service fees and securities lending revenue. In addition, the Board considered information relating to any soft dollar arrangements in connection with equity security brokerage transactions for the Funds and/or other clients. The Board noted that, other than the services provided by the Adviser and Subadvisers pursuant to the Advisory and Subadvisory Agreements and the related fees to be paid by each Fund, the Adviser and Subadvisers may potentially benefit from their relationship with each other in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

BMO Funds

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory and subadvisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory and Subadvisory Agreements are fair and reasonable and that the approval of the continuation of the Advisory Agreement and each Subadvisory Agreement is in the best interests of each applicable Fund.

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2017 BMO Financial Corp. (9/17)

BMO Funds	August 31, 2017

Annual report

Target Retirement Funds

Target Risk Funds

Commentaries
Target Retirement Funds Commentary	2
BMO In-Retirement Fund	3	BMO Target Retirement 2035 Fund	5
BMO Target Retirement 2015 Fund	3	BMO Target Retirement 2040 Fund	6
BMO Target Retirement 2020 Fund	4	BMO Target Retirement 2045 Fund	6
BMO Target Retirement 2025 Fund	4	BMO Target Retirement 2050 Fund	7
BMO Target Retirement 2030 Fund	5	BMO Target Retirement 2055 Fund	7

Target Risk Funds Commentary	8	BMO Balanced Allocation Fund	10
BMO Conservative Allocation Fund	9	BMO Growth Allocation Fund	10
BMO Moderate Allocation Fund	9	BMO Aggressive Allocation Fund	11

Financial Information

Expense Example			12

Schedules of Investments:
BMO In-Retirement Fund	15
BMO Target Retirement 2015 Fund	15	BMO Target Retirement 2050 Fund	21
BMO Target Retirement 2020 Fund	16	BMO Target Retirement 2055 Fund	21
BMO Target Retirement 2025 Fund	17	BMO Conservative Allocation Fund	22
BMO Target Retirement 2030 Fund	18	BMO Moderate Allocation Fund	23
BMO Target Retirement 2035 Fund	18	BMO Balanced Allocation Fund	23
BMO Target Retirement 2040 Fund	19	BMO Growth Allocation Fund	24
BMO Target Retirement 2045 Fund	20	BMO Aggressive Allocation Fund	25

Notes to Schedules of Investments			26
Statements of Assets and Liabilities			27
Statements of Operations			30
Statements of Changes in Net Assets			33
Financial Highlights			38
Notes to Financial Statements			45

Report of Independent Registered Public Accounting Firm			63

Directors and Officers of the Funds (Unaudited)			64

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)			66

Not FDIC Insured	No Bank Guarantee	May Lose Value

Annual Report — Commentary	BMO Target Retirement Funds

Fund Managers; Investment Experience

Jon Adams, CFA; since 2002

Mike Dowdall, CFA; since 2007

Irina Pacheco, CFA; since 2003

Fiscal year 2017 saw the tentative re-emergence of the reflation trade. Synchronized global growth, rising corporate earnings and higher inflation expectations led to higher treasury yields, a narrowing of corporate bond spreads and strong equity returns. The reflation trade reversed in the summer due in part to declining U.S. policy expectations, but volatility in equity markets remained low and returns high. Emerging market equities were the winner, returning 25.0% as low rates, a weak dollar and receding fears of a Chinese slowdown providing a positive backdrop. The Standard & Poor’s 500® Index (S&P 500) returned 16.2%, with all sectors of the S&P 500 positive with the exception of Energy. International developed equities returned 18.3%, benefitting from an improving European and Japanese economy. Major populist political risks receded in Europe after the election of new French President Emmanuel Macron and the lack of negative short-term consequences from Brexit. The risk-on theme translated into the fixed income market where the Bloomberg Barclays High Yield Index’s return of 8.6% easily outpaced the Bloomberg Barclays U.S. Aggregate Bond Index’s return of 0.5%.

The BMO Target Retirement Funds performance was strong, with all 10 funds outperforming their Morningstar peer group median. The return range was 6.5% for the BMO In-Retirement Fund — Investor Class to 14.7% for the BMO Target Date 2050 Fund — Investor Class. This was reflective of the disparity between stocks and bonds during the one year period, with stocks outperforming bonds.

Fixed income managers had mixed results for the year. BMO TCH Core Plus Bond and Metropolitan West Total Return Bond outperformed their core bond benchmark due to the managers’ positive tilt towards credit. BMO TCH Emerging Markets Bond performed in line with its benchmark. Corporate high yield funds BMO High Yield Bond, Federated High Yield and Fidelity Floating Rate all underperformed their benchmarks mainly due to their bias towards higher quality bonds. The alternatives allocation added value during the year as BMO Alternative Strategies outperformed the Bloomberg Barclays U.S. Aggregate Bond Index’s return.

Domestic equity strategies performed in line with benchmark. Small-cap managers struggled, as Goldman Sachs Small Cap Value and BMO Small-Cap Growth were notable underperformers. Large- and mid-cap managers outperformed benchmarks with T. Rowe Price Growth Stock, BMO Large-Cap Value and Harbor Capital Appreciation performing exceptionally well. BMO Low Volatility Equity was unable to keep pace with the benchmark due to the lower risk of its holdings.

International equity fund performance was mixed, with managers detracting more than contributing to fund performance. Dodge & Cox International added the most value, while BMO Disciplined International Equity and DFA International Small Company slightly outperformed their benchmark as well. MFS International Value and Harbor International were the main laggards. On the emerging markets side, BMO LGM Emerging Markets Equity underperformed the benchmark.

Whereas political risk closed the period quietly, both home and abroad, we did see an uptick in risk around central bank policy. A recent downturn in U.S. inflation has made the Federal Reserve’s job more difficult, as they decide whether to continue hiking rates into the end of 2017 despite few signs of an overheating economy. The European Central Bank faces a similar quandary: should it normalize policy even though inflation remains below its target level. Global economic growth has proved resilient but remains vulnerable to any potential policy misstep.

We currently favor U.S. large cap equities and international developed equities with a commensurate underweight to core bonds. We believe the recent global growth momentum should buoy corporate earnings, a positive for our equity holdings. However, additional policy uncertainty tempers our view and prevents us from becoming too bullish on the equity markets.

2

Annual Report	BMO Target Retirement Funds

BMO In-Retirement Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	6.52	5.39	BTRYX	09658L125	8/30/2013	1.88	0.96
Retirement Class (R-3)	6.39	5.15	BTRRX	09658L141	8/30/2013	2.13	1.21
Retirement Class (R-6)	7.04	5.83	BTRTX	09658L133	8/30/2013	1.48	0.56
Standard & Poor’s Target Date 2010 Index	6.36	5.71
Lipper Mixed-Asset Target 2010 Funds Index	7.10	5.53

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				18.1
			Mid-Cap Funds				3.1
			Small-Cap Funds				1.2
			International Funds				11.4
			Fixed Income Funds				54.9
			Alternative Funds				10.0
			Other Assets & Liabilities, Net				1.3
			Total				100.0

BMO Target Retirement 2015 Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
		Since inception
	1-year					Gross	Net
Investor Class (Y)	8.33	5.14	BRTAX	09658V750	12/27/2013	4.74	1.00
Retirement Class (R-3)	8.07	4.90	BRTCX	09658V735	12/27/2013	4.99	1.25
Retirement Class (R-6)	8.80	5.60	BRTDX	09658V727	12/27/2013	4.34	0.60
Standard & Poor’s Target Date 2015 Index	7.65	5.23
Lipper Mixed-Asset Target 2015 Funds Index	7.76	4.86

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				24.4
			Mid-Cap Funds				4.8
			Small-Cap Funds				2.0
			International Funds				15.9
			Fixed Income Funds				42.3
			Alternative Funds				9.5
			Other Assets & Liabilities, Net				1.1
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2017.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*	The above expense ratios are from the Funds’ Prospectus dated December 29, 2016, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2018 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s Target Date Indices are designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate corresponding retirement date horizon.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

3

Annual Report	BMO Target Retirement Funds

BMO Target Retirement 2020 Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	10.17	7.03	BTRDX	09658V404	8/30/2013	1.33	1.03
Retirement Class (R-3)	9.87	6.78	BTRFX	09658V206	8/30/2013	1.58	1.28
Retirement Class (R-6)	10.66	7.47	BTRGX	09658V305	8/30/2013	0.93	0.63
Standard & Poor’s Target Date 2020 Index	8.89	7.21
Lipper Mixed-Asset Target 2020 Funds Index	8.62	6.55

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				30.1
			Mid-Cap Funds				6.9
			Small-Cap Funds				2.6
			International Funds				20.3
			Fixed Income Funds				30.0
			Alternative Funds				9.0
			Other Assets & Liabilities, Net				1.1
			Total				100.0

BMO Target Retirement 2025 Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
		Since inception
	1-year					Gross	Net
Investor Class (Y)	11.76	5.97	BRTEX	09658V719	12/27/2013	1.71	1.03
Retirement Class (R-3)	11.66	5.76	BRTGX	09658V685	12/27/2013	1.96	1.28
Retirement Class (R-6)	12.20	6.39	BRTHX	09658V677	12/27/2013	1.31	0.63
Standard & Poor’s Target Date 2025 Index	10.15	6.02
Lipper Mixed-Asset Target 2025 Funds Index	10.29	5.77

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				32.4
			Mid-Cap Funds				9.0
			Small-Cap Funds				3.8
			International Funds				23.3
			Fixed Income Funds				21.7
			Alternative Funds				8.0
			Other Assets & Liabilities, Net				1.8
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2017.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*	The above expense ratios are from the Funds’ Prospectus dated December 29, 2016, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2018 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s Target Date Indices are designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate corresponding retirement date horizon.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

4

Annual Report	BMO Target Retirement Funds

BMO Target Retirement 2030 Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	12.89	8.15	BTRHX	09658V800	8/30/2013	1.33	1.09
Retirement Class (R-3)	12.70	7.90	BTRKX	09658V602	8/30/2013	1.58	1.34
Retirement Class (R-6)	13.38	8.59	BTRLX	09658V701	8/30/2013	0.93	0.69
Standard & Poor’s Target Date 2030 Index	11.26	8.28
Lipper Mixed-Asset Target 2030 Funds Index	12.19	8.10

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				36.4
			Mid-Cap Funds				10.3
			Small-Cap Funds				4.2
			International Funds				26.0
			Fixed Income Funds				14.3
			Alternative Funds				7.5
			Other Assets & Liabilities, Net				1.3
			Total				100.0

BMO Target Retirement 2035 Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
		Since inception
	1-year					Gross	Net
Investor Class (Y)	13.85	6.17	BRTIX	09658V669	12/27/2013	1.71	1.06
Retirement Class (R-3)	13.59	5.88	BRTKX	09658V644	12/27/2013	1.96	1.31
Retirement Class (R-6)	14.31	6.58	BRTLX	09658V636	12/27/2013	1.31	0.66
Standard & Poor’s Target Date 2035 Index	12.38	6.70
Lipper Mixed-Asset Target 2035 Funds Index	13.91	6.75

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				39.7
			Mid-Cap Funds				11.1
			Small-Cap Funds				4.6
			International Funds				28.6
			Fixed Income Funds				8.4
			Alternative Funds				6.5
			Other Assets & Liabilities, Net				1.1
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2017.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*	The above expense ratios are from the Funds’ Prospectus dated December 29, 2016, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2018 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s Target Date Indices are designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate corresponding retirement date horizon.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

5

Annual Report	BMO Target Retirement Funds

BMO Target Retirement 2040 Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	14.59	8.80	BTRMX	09658V859	8/30/2013	1.43	1.08
Retirement Class (R-3)	14.17	8.51	BTRPX	09658V875	8/30/2013	1.68	1.33
Retirement Class (R-6)	14.98	9.24	BTRQX	09658V867	8/30/2013	1.03	0.68
Standard & Poor’s Target Date 2040 Index	13.17	9.12
Lipper Mixed-Asset Target 2040 Funds Index	14.51	8.86

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				41.7
			Mid-Cap Funds				11.7
			Small-Cap Funds				4.8
			International Funds				29.7
			Fixed Income Funds				4.9
			Alternative Funds				6.0
			Other Assets & Liabilities, Net				1.2
			Total				100.0

BMO Target Retirement 2045 Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
		Since inception
	1-year					Gross	Net
Investor Class (Y)	14.58	6.80	BRTMX	09658V453	12/27/2013	2.22	1.05
Retirement Class (R-3)	14.35	6.54	BRTPX	09658V610	12/27/2013	2.47	1.30
Retirement Class (R-6)	15.08	7.22	BRTQX	09658V594	12/27/2013	1.82	0.65
Standard & Poor’s Target Date 2045 Index	13.80	7.09
Lipper Mixed-Asset Target 2045 Funds Index	15.11	7.07

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				42.1
			Mid-Cap Funds				11.7
			Small-Cap Funds				5.0
			International Funds				30.0
			Fixed Income Funds				4.9
			Alternative Funds				5.0
			Other Assets & Liabilities, Net				1.3
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2017.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*	The above expense ratios are from the Funds’ Prospectus dated December 29, 2016, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2018 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s Target Date Indices are designed to measure the performance of an asset allocation strategy that meets the objectives of investors with an approximate corresponding retirement date horizon.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

6

Annual Report	BMO Target Retirement Funds

BMO Target Retirement 2050 Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	14.67	8.88	BTRUX	09658V818	8/30/2013	1.58	1.08
Retirement Class (R-3)	14.38	8.60	BTRWX	09658V834	8/30/2013	1.83	1.33
Retirement Class (R-6)	15.09	9.31	BTRZX	09658V826	8/30/2013	1.18	0.68
Russell 3000® Index	16.06	12.65
Lipper Mixed-Asset Target 2050+ Funds Index	15.22	8.80

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				42.0
			Mid-Cap Funds				11.7
			Small-Cap Funds				5.0
			International Funds				30.0
			Fixed Income Funds				4.9
			Alternative Funds				5.0
			Other Assets & Liabilities, Net				1.4
			Total				100.0

BMO Target Retirement 2055 Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
		Since inception
	1-year					Gross	Net
Investor Class (Y)	14.39	6.80	BRTRX	09658V586	12/27/2013	4.03	1.07
Retirement Class (R-3)	14.22	6.55	BRTTX	09658V560	12/27/2013	4.28	1.32
Retirement Class (R-6)	14.93	7.23	BRTUX	09658V552	12/27/2013	3.63	0.67
Russell 3000® Index	16.06	10.07
Lipper Mixed-Asset Target 2055+ Funds Index	15.73	7.21

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				41.9
			Mid-Cap Funds				11.7
			Small-Cap Funds				5.0
			International Funds				29.9
			Fixed Income Funds				4.9
			Alternative Funds				4.9
			Other Assets & Liabilities, Net				1.7
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2017.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*	The above expense ratios are from the Funds’ Prospectus dated December 29, 2016, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2018 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

7

Annual Report — Commentary	BMO Target Risk Funds

Fund Managers; Investment Experience

Jon Adams, CFA; since 2002

Mike Dowdall, CFA; since 2007

Irina Pacheco, CFA; since 2003

Fiscal year 2017 saw the tentative re-emergence of the reflation trade. Synchronized global growth, rising corporate earnings and higher inflation expectations led to higher treasury yields, a narrowing of corporate bond spreads and strong equity returns. The reflation trade reversed in the summer due in part to declining U.S. policy expectations, but volatility in equity markets remained low and returns high. Emerging market equities were the winner, returning 25.0% as low rates, a weak dollar and receding fears of a Chinese slowdown providing a positive backdrop. The Standard & Poor’s 500® (S&P 500) returned 16.2%, with all sectors of the S&P 500 positive with the exception of Energy. International developed equities returned 18.3%, benefitting from an improving European and Japanese economy. Major populist political risks receded in Europe after the election of new French President Emmanuel Macron and the lack of negative short-term consequences from Brexit. The risk-on theme translated into the fixed income market where the Bloomberg Barclays High Yield Index’s return of 8.6% easily outpaced the Bloomberg Barclays U.S. Aggregate Bond Index’s return of 0.5%.

The BMO Target Risk Funds all outperformed their peer group medians for the one-year period. The return range was 5.1% for the Conservative Allocation Fund — Institutional Class to 15.8% for the Aggressive Allocation Fund — Institutional Class. The disparity in relative performance was reflective of the divergence between stocks and bonds during the year, with stocks outperforming core bonds.

Fixed income managers had mixed results for the year. BMO TCH Core Plus Bond and Metropolitan West Total Return Bond outperformed their core bond benchmark due to the managers’ positive tilt towards credit. BMO TCH Emerging Markets Bond performed in line with its benchmark. The alternatives allocation added value during the year as BMO Alternative Strategies outperformed the Bloomberg Barclays U.S. Aggregate Bond Index’s return.

Domestic equity strategies performed in line with their benchmark. Small-cap managers struggled, as Goldman Sachs Small-Cap Value and BMO Small-Cap Growth were notable underperformers. Large- and mid-cap managers outperformed benchmarks with T. Rowe Price Growth Stock, BMO Large-Cap Value and Harbor Capital Appreciation performing exceptionally well. BMO Low Volatility Equity was unable to keep pace with the benchmark due to the lower risk of its holdings.

International equity fund performance was mixed, with managers detracting more than contributing to fund performance. Dodge and Cox International added the most value, while BMO Disciplined International Equity and DFA International Small Company slightly outperformed their benchmark as well. MFS International and Harbor International were the main laggards. On the emerging markets side, BMO LGM Emerging Markets Equity underperformed the benchmark.

Whereas political risk closed the period quietly, both home and abroad, we did see an uptick in risk around central bank policy. A recent downturn in U.S. inflation has made the Federal Reserve’s job more difficult, as they decide whether to continue hiking rates into the end of 2017 despite few signs of an overheating economy. The European Central Bank faces a similar quandary: should it normalize policy even though inflation remains below its target level. Global economic growth has proved resilient but remains vulnerable to any potential policy misstep.

Our portfolios are positioned slightly positive risk with overweights in U.S. large cap equities and international developed equities and a commensurate underweight to core bonds. We believe the recent global growth momentum should buoy corporate earnings, a positive for our equity holdings. However, additional policy uncertainty tempers our view and prevents us from taking additional risk within the portfolios.

8

Annual Report	BMO Target Risk Funds

BMO Conservative Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	4.83	2.99	BDVYX	09658L299	5/30/2014	1.25	1.02
Institutional Class (I)	5.07	3.23	BDVIX	09658L331	5/30/2014	1.00	0.77
Retirement Class (R-3)	4.52	2.74	BDVRX	09658L323	5/30/2014	1.50	1.27
Retirement Class (R-6)	5.22	3.39	BDVSX	09658L315	5/30/2014	0.85	0.62
Bloomberg Barclays U.S. Aggregate Bond Index	0.49	2.72
Lipper Mixed-Asset Target Allocation Conservative Funds Index	5.71	3.37

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				11.5
			Mid-Cap Funds				1.7
			Small-Cap Funds				1.1
			International Funds				5.7
			Fixed Income Funds				63.7
			Alternative Funds				15.0
			Other Assets & Liabilities, Net				1.3
			Total				100.0

BMO Moderate Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
		Since inception
	1-year					Gross	Net
Investor Class (Y)	7.59	3.88	BMBYX	09658L166	5/30/2014	1.28	1.02
Institutional Class (I)	7.82	4.14	BMBHX	09658L190	5/30/2014	1.03	0.77
Retirement Class (R-3)	7.37	3.64	BMBQX	09658L182	5/30/2014	1.53	1.27
Retirement Class (R-6)	8.02	4.31	BMBTX	09658L174	5/30/2014	0.88	0.62
Bloomberg Barclays U.S. Aggregate Bond Index	0.49	2.72
Lipper Mixed-Asset Target Allocation Moderate Funds Index	9.49	4.93

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				23.3
			Mid-Cap Funds				3.4
			Small-Cap Funds				2.1
			International Funds				11.3
			Fixed Income Funds				46.8
			Alternative Funds				12.0
			Other Assets & Liabilities, Net				1.1
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2017.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*	The above expense ratios are from the Funds’ Prospectus dated December 29, 2016, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2018 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-based securities.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

9

Annual Report	BMO Target Risk Funds

BMO Balanced Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	10.33	4.73	BGRYX	09658L216	5/30/2014	1.22	1.08
Institutional Class (I)	10.67	5.01	BGRHX	09658L240	5/30/2014	0.97	0.83
Retirement Class (R-3)	10.11	4.47	BGRRX	09658L232	5/30/2014	1.47	1.33
Retirement Class (R-6)	10.73	5.14	BGRQX	09658L224	5/30/2014	0.82	0.68
Standard & Poor’s 500 Index	16.23	10.30
Lipper Mixed-Asset Target Allocation Growth Funds Index	12.07	6.24

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				34.6
			Mid-Cap Funds				5.0
			Small-Cap Funds				3.2
			International Funds				17.1
			Fixed Income Funds				28.8
			Alternative Funds				10.0
			Other Assets & Liabilities, Net				1.3
			Total				100.0

BMO Growth Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
		Since inception
	1-year					Gross	Net
Investor Class (Y)	13.27	5.58	BABYX	09658L380	5/30/2014	1.34	1.08
Institutional Class (I)	13.51	5.82	BABHX	09658L422	5/30/2014	1.09	0.83
Retirement Class (R-3)	12.96	5.30	BABRX	09658L414	5/30/2014	1.59	1.33
Retirement Class (R-6)	13.69	5.99	BABQX	09658L398	5/30/2014	0.94	0.68
Standard & Poor’s 500 Index	16.23	10.30
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Index	14.73	6.22

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				46.4
			Mid-Cap Funds				6.7
			Small-Cap Funds				4.3
			International Funds				22.7
			Fixed Income Funds				10.9
			Alternative Funds				8.0
			Other Assets & Liabilities, Net				1.0
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2017.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*	The above expense ratios are from the Funds’ Prospectus dated December 29, 2016, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2018 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

10

Annual Report	BMO Target Risk Funds

BMO Aggressive Allocation Fund
Average annual total returns (%)			Ticker	Cusip	Inception date	Expenses (%)*
	1-year	Since inception
						Gross	Net
Investor Class (Y)	15.60	6.41	BDSYX	09658L257	5/30/2014	1.20	1.01
Institutional Class (I)	15.79	6.66	BDSHX	09658L281	5/30/2014	0.95	0.76
Retirement Class (R-3)	15.24	6.14	BDSRX	09658L273	5/30/2014	1.45	1.26
Retirement Class (R-6)	16.00	6.83	BDSQX	09658L265	5/30/2014	0.80	0.61
Standard & Poor’s 500 Index	16.23	10.30
Lipper Multi-Cap Core Funds Index	14.49	8.22

Growth of an assumed $10,000 investment			Portfolio sector allocation**
			Sector				Fund (%)
			Large-Cap Funds				56.1
			Mid-Cap Funds				8.2
			Small-Cap Funds				5.2
			International Funds				27.6
			Alternative Funds				2.0
			Other Assets & Liabilities, Net				0.9
			Total				100.0

The above graphs relate to the Investor Class shares of the Fund. Performance for the Institutional, Retirement R-3 and Retirement R-6 will vary from the performance of the Investor Class shares shown above due to differences in charges and expenses. These graphs illustrate the hypothetical investment of $10,000 in the Investor Class shares of the Fund from each Fund’s inception date to August 31, 2017.

The performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original costs. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To receive current performance to the most recent month-end, please call 1-800-236-3863 or visit www.bmofunds.com.

*	The above expense ratios are from the Funds’ Prospectus dated December 29, 2016, and are inclusive of Acquired Fund Fees and Expenses. See Note 5, subsection Contractual Expense Limitation, in the Notes to Financial Statements for additional information. Net expense ratios reflect contractual fee waivers and/or expense reimbursements if applicable, made by BMO Asset Management Corp., the investment adviser (Adviser). The Adviser may not terminate these fee waivers and/or expense reimbursements prior to December 31, 2018 without the consent of the Board of Directors, unless the investment advisory agreement is terminated. Without these contractual waivers, the Fund’s returns would have been lower.

**	Portfolio composition will change due to ongoing management of the Fund. The percentages are based on net assets as of August 31, 2017 and may not necessarily reflect adjustments that are routinely made when presenting net assets for formal financial statement processes.

The Standard & Poor’s 500 Index is an unmanaged index of large-cap common stocks.

Lipper indices measure the performance of the 30 largest mutual funds in each respective fund category.

11

Expense Example (Unaudited)

For the Six Months Ended August 31, 2017

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended August 31, 2017 (3/1/17-8/31/17).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Investor
Fund	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)
In-Retirement Fund
Actual	$1,000.00	$1,037.60	0.33%	$1.69
Hypothetical (5% return before expenses)	1,000.00	1,023.34	0.33	1.68
2015 Fund
Actual	1,000.00	1,045.20	0.33	1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.34	0.33	1.68
2020 Fund
Actual	1,000.00	1,053.10	0.33	1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.34	0.33	1.68
2025 Fund
Actual	1,000.00	1,061.20	0.33	1.71
Hypothetical (5% return before expenses)	1,000.00	1,023.34	0.33	1.68
2030 Fund
Actual	1,000.00	1,066.50	0.37	1.93
Hypothetical (5% return before expenses)	1,000.00	1,023.14	0.37	1.89
2035 Fund
Actual	1,000.00	1,070.40	0.37	1.94
Hypothetical (5% return before expenses)	1,000.00	1,023.14	0.37	1.89
2040 Fund
Actual	1,000.00	1,073.40	0.36	1.88
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.36	1.84
2045 Fund
Actual	1,000.00	1,073.80	0.36	1.89
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.36	1.84
2050 Fund
Actual	1,000.00	1,074.40	0.36	1.88
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.36	1.84
2055 Fund
Actual	1,000.00	1,072.10	0.36	1.90
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.36	1.84

12

Expense Example (Unaudited) (continued)

	Investor				Institutional
Fund	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)
Conservative Allocation Fund
Actual	$1,000.00	$1,031.90	0.33%	$1.69	$1,000.00	$1,033.00	0.08%	$0.41
Hypothetical (5% return before expenses)	1,000.00	1,023.34	0.33	1.68	1,000.00	1,024.60	0.08	0.41
Moderate Allocation Fund
Actual	1,000.00	1,040.20	0.30	1.55	1,000.00	1,041.30	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,023.49	0.30	1.53	1,000.00	1,024.75	0.05	0.26
Balanced Allocation Fund
Actual	1,000.00	1,050.10	0.33	1.70	1,000.00	1,051.10	0.08	0.42
Hypothetical (5% return before expenses)	1,000.00	1,023.34	0.33	1.68	1,000.00	1,024.60	0.08	0.41
Growth Allocation Fund
Actual	1,000.00	1,059.00	0.30	1.56	1,000.00	1,060.10	0.05	0.26
Hypothetical (5% return before expenses)	1,000.00	1,023.49	0.30	1.53	1,000.00	1,024.75	0.05	0.26
Aggressive Allocation Fund
Actual	1,000.00	1,067.20	0.33	1.72	1,000.00	1,068.40	0.08	0.42
Hypothetical (5% return before expenses)	1,000.00	1,023.34	0.33	1.68	1,000.00	1,024.60	0.08	0.41

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2017 through August 31, 2017, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)
In-Retirement Fund
Actual	$1,000.00	$1,036.30	0.58%	$3.00	$1,000.00	$1,039.80	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.58	2.96	1,000.00	1,025.00	0.00	0.00
2015 Fund
Actual	1,000.00	1,044.40	0.58	3.01	1,000.00	1,046.90	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.58	2.96	1,000.00	1,025.00	0.00	0.00
2020 Fund
Actual	1,000.00	1,051.90	0.58	3.01	1,000.00	1,055.10	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.58	2.96	1,000.00	1,025.00	0.00	0.00
2025 Fund
Actual	1,000.00	1,061.50	0.58	3.04	1,000.00	1,062.80	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.58	2.96	1,000.00	1,025.00	0.00	0.00
2030 Fund
Actual	1,000.00	1,065.50	0.62	3.23	1,000.00	1,068.30	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.62	3.16	1,000.00	1,025.00	0.00	0.00
2035 Fund
Actual	1,000.00	1,068.90	0.62	3.26	1,000.00	1,072.90	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.88	0.62	3.16	1,000.00	1,025.00	0.00	0.00
2040 Fund
Actual	1,000.00	1,071.30	0.61	3.19	1,000.00	1,076.20	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.61	3.11	1,000.00	1,025.00	0.00	0.00
2045 Fund
Actual	1,000.00	1,072.30	0.61	3.21	1,000.00	1,075.30	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.61	3.11	1,000.00	1,025.00	0.00	0.00
2050 Fund
Actual	1,000.00	1,073.50	0.61	3.19	1,000.00	1,076.20	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.61	3.11	1,000.00	1,025.00	0.00	0.00
2055 Fund
Actual	1,000.00	1,071.60	0.61	3.21	1,000.00	1,074.50	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,021.93	0.61	3.11	1,000.00	1,025.00	0.00	0.00
Conservative Allocation Fund
Actual	1,000.00	1,030.90	0.58	2.97	1,000.00	1,033.00	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.58	2.96	1,000.00	1,025.00	0.00	0.00
Moderate Allocation Fund
Actual	1,000.00	1,040.20	0.55	2.83	1,000.00	1,043.40	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.55	2.80	1,000.00	1,025.00	0.00	0.00
Balanced Allocation Fund
Actual	1,000.00	1,047.80	0.58	3.00	1,000.00	1,051.10	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.58	2.96	1,000.00	1,025.00	0.00	0.00
Growth Allocation Fund
Actual	1,000.00	1,056.90	0.55	2.85	1,000.00	1,061.10	0.00	0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.23	0.55	2.80	1,000.00	1,025.00	0.00	0.00

13

Expense Example (Unaudited) (continued)

	Retirement Class R-3				Retirement Class R-6
Fund	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)	Beginning account value 3/1/17	Ending account value 8/31/17	Annualized Expense Ratio(1)	Expenses paid during period 3/1/17- 8/31/17(1)
Aggressive Allocation Fund
Actual	$1,000.00	$1,066.20	0.58%	$3.02	$1,000.00	$1,069.40	0.00%	$0.00
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.58	2.96	1,000.00	1,025.00	0.00	0.00

(1)	Expenses are equal to the Funds’ annualized expense ratios for the period March 1, 2017 through August 31, 2017, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

14

As of August 31, 2017

Schedules of Investments	BMO Funds

In-Retirement Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 18.1%
BMO Dividend Income Fund — Institutional Class (1)	19,675	$284,696
BMO Large-Cap Growth Fund — Institutional Class (1)	10,344	182,061
BMO Large-Cap Value Fund — Institutional Class (1)	26,503	420,871
BMO Low Volatility Equity Fund — Institutional Class (1)	27,921	402,614
Harbor Capital Appreciation Fund — Institutional Class	2,550	182,648
T Rowe Price Growth Stock Fund — Institutional Class	2,710	181,694
Vanguard Equity Income Fund — Institutional Class	4,717	344,276
Vanguard Institutional Index Fund — Institutional Class	3,130	707,407

Total Large-Cap Funds		2,706,267

Mid-Cap Funds — 3.1%
BMO Mid-Cap Growth Fund — Institutional Class (1)	4,924	75,778
BMO Mid-Cap Value Fund — Institutional Class (1)	15,122	179,801
Vanguard Mid-Cap Index Fund — Institutional Class	5,328	210,313

Total Mid-Cap Funds		465,892

Small-Cap Funds — 1.2%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	2,402	45,640
Goldman Sachs Small Cap Value Fund — Institutional Class	2,230	135,527

Total Small-Cap Funds		181,167

International Funds — 11.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	26,673	298,473
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	14,861	237,323
BMO Pyrford International Stock Fund — Institutional Class (1)	30,416	401,797
DFA International Small Company Portfolio — Institutional Class	2,161	44,936
Dodge & Cox International Stock Fund — Retail Class	4,593	207,251
Harbor International Fund — Institutional Class	3,044	208,786
MFS International Value Fund — Institutional Class	7,247	313,870

Total International Funds		1,712,436

Fixed Income Funds — 54.9%
BMO High Yield Bond Fund — Institutional Class (1)	28,057	268,504
BMO TCH Core Plus Bond Fund — Institutional Class (1)	235,190	2,770,542
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	43,311	448,273
Federated Institutional High-Yield Bond Fund — Institutional Class	42,824	432,089
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	46,324	445,640
Metropolitan West Total Return Bond Fund — Institutional Class	258,007	2,773,578

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	31,805	$790,027
Vanguard Short-Term Investment Grade Fund — Institutional Class	27,769	297,681

Total Fixed Income Funds		8,226,334

Alternative Funds — 10.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	96,829	1,046,726
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	91,604	453,438

Total Alternative Funds		1,500,164

Total Mutual Funds (identified cost $12,444,312)		14,792,260

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	144,462	144,477

Total Short-Term Investments (identified cost $144,477)		144,477

Total Investments — 99.7% (identified cost $12,588,789)		14,936,737
Other Assets and Liabilities — 0.3%		43,066

Total Net Assets — 100.0%		$14,979,803

2015 Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 24.4%
BMO Dividend Income Fund — Institutional Class (1)	5,142	$74,412
BMO Large-Cap Growth Fund — Institutional Class (1)	4,506	79,310
BMO Large-Cap Value Fund — Institutional Class (1)	9,401	149,289
BMO Low Volatility Equity Fund — Institutional Class (1)	9,730	140,307
Harbor Capital Appreciation Fund — Institutional Class	1,111	79,565
T Rowe Price Growth Stock Fund — Institutional Class	1,180	79,150
Vanguard Equity Income Fund — Institutional Class	1,447	105,634
Vanguard Institutional Index Fund — Institutional Class	1,097	247,841

Total Large-Cap Funds		955,508

Mid-Cap Funds — 4.8%
BMO Mid-Cap Growth Fund — Institutional Class (1)	1,802	27,729
BMO Mid-Cap Value Fund — Institutional Class (1)	6,258	74,407
Vanguard Mid-Cap Index Fund — Institutional Class	2,189	86,380

Total Mid-Cap Funds		188,516

(See Notes which are an integral part of the Financial Statements)

15

As of August 31, 2017

Schedules of Investments

2015 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds — 2.0%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	1,256	$23,860
Goldman Sachs Small Cap Value Fund — Institutional Class	842	51,165

Total Small-Cap Funds		75,025

International Funds — 15.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	9,412	105,317
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	5,826	93,045
BMO Pyrford International Stock Fund — Institutional Class (1)	10,305	136,135
DFA International Small Company Portfolio — Institutional Class	753	15,660
Dodge & Cox International Stock Fund — Retail Class	1,801	81,256
Harbor International Fund — Institutional Class	1,364	93,551
MFS International Value Fund — Institutional Class	2,255	97,662

Total International Funds		622,626

Fixed Income Funds — 42.3%
BMO High Yield Bond Fund — Institutional Class (1)	5,296	50,685
BMO TCH Core Plus Bond Fund — Institutional Class (1)	49,244	580,093
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	9,434	97,638
Federated Institutional High-Yield Bond Fund — Institutional Class	8,877	89,570
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	9,686	93,182
Metropolitan West Total Return Bond Fund — Institutional Class	54,021	580,728
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	6,587	163,633

Total Fixed Income Funds		1,655,529

Alternative Funds — 9.5%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	24,224	261,859
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	22,346	110,613

Total Alternative Funds		372,472

Total Mutual Funds (identified cost $3,554,268)		3,869,676

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	39,794	39,798

Total Short-Term Investments (identified cost $39,798)		39,798

Total Investments — 99.9% (identified cost $3,594,066)		3,909,474
Other Assets and Liabilities — 0.1%		5,219

Total Net Assets — 100.0%		$3,914,693

2020 Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 30.1%
BMO Dividend Income Fund — Institutional Class (1)	100,483	$1,453,988
BMO Large-Cap Growth Fund — Institutional Class (1)	120,259	2,116,554
BMO Large-Cap Value Fund — Institutional Class (1)	223,647	3,551,516
BMO Low Volatility Equity Fund — Institutional Class (1)	233,330	3,364,618
Harbor Capital Appreciation Fund — Institutional Class	29,542	2,116,418
T Rowe Price Growth Stock Fund — Institutional Class	31,490	2,111,430
Vanguard Equity Income Fund — Institutional Class	30,953	2,259,254
Vanguard Institutional Index Fund — Institutional Class	32,242	7,286,661

Total Large-Cap Funds		24,260,439

Mid-Cap Funds — 6.9%
BMO Mid-Cap Growth Fund — Institutional Class (1)	95,839	1,474,968
BMO Mid-Cap Value Fund — Institutional Class (1)	163,649	1,945,785
Vanguard Mid-Cap Index Fund — Institutional Class	55,518	2,191,304

Total Mid-Cap Funds		5,612,057

Small-Cap Funds — 2.6%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	42,477	807,054
Goldman Sachs Small Cap Value Fund — Institutional Class	21,270	1,292,794

Total Small-Cap Funds		2,099,848

International Funds — 20.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	231,976	2,595,810
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	170,641	2,725,130
BMO Pyrford International Stock Fund — Institutional Class (1)	273,885	3,618,021
DFA International Small Company Portfolio — Institutional Class	19,704	409,644
Dodge & Cox International Stock Fund — Retail Class	48,023	2,166,775
Harbor International Fund — Institutional Class	34,120	2,340,641
MFS International Value Fund — Institutional Class	57,679	2,498,059

Total International Funds		16,354,080

Fixed Income Funds — 30.0%
BMO High Yield Bond Fund — Institutional Class (1)	76,179	729,037
BMO TCH Core Plus Bond Fund — Institutional Class (1)	725,441	8,545,697
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	116,254	1,203,232
Federated Institutional High-Yield Bond Fund — Institutional Class	136,314	1,375,403
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	150,464	1,447,465
Metropolitan West Total Return Bond Fund — Institutional Class	787,777	8,468,606

(See Notes which are an integral part of the Financial Statements)

16

BMO Funds

2020 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	96,361	$2,393,607

Total Fixed Income Funds		24,163,047

Alternative Funds — 9.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	469,966	5,080,327
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	442,177	2,188,778

Total Alternative Funds		7,269,105

Total Mutual Funds (identified cost $60,281,207)		79,758,576

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	720,783	720,855

Total Short-Term Investments (identified cost $720,855)		720,855

Total Investments — 99.8% (identified cost $61,002,062)		80,479,431
Other Assets and Liabilities — 0.2%		167,953

Total Net Assets — 100.0%		$80,647,384

2025 Fund

Description	Shares	Value
Mutual Funds — 98.2%

Large-Cap Funds — 32.4%
BMO Dividend Income Fund — Institutional Class (1)	19,173	$277,430
BMO Large-Cap Growth Fund — Institutional Class (1)	31,689	557,727
BMO Large-Cap Value Fund — Institutional Class (1)	64,569	1,025,354
BMO Low Volatility Equity Fund — Institutional Class (1)	45,910	662,025
Harbor Capital Appreciation Fund — Institutional Class	12,280	879,762
T Rowe Price Growth Stock Fund — Institutional Class	13,109	878,928
Vanguard Equity Income Fund — Institutional Class	5,270	384,647
Vanguard Institutional Index Fund — Institutional Class	10,221	2,310,050

Total Large-Cap Funds		6,975,923

Mid-Cap Funds — 9.0%
BMO Mid-Cap Growth Fund — Institutional Class (1)	39,076	601,374
BMO Mid-Cap Value Fund — Institutional Class (1)	52,134	619,875
Vanguard Mid-Cap Index Fund — Institutional Class	18,451	728,247

Total Mid-Cap Funds		1,949,496

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds — 3.8%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	20,309	$385,873
Goldman Sachs Small Cap Value Fund — Institutional Class	7,055	428,807

Total Small-Cap Funds		814,680

International Funds — 23.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	51,864	580,360
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	58,631	936,330
BMO Pyrford International Stock Fund — Institutional Class (1)	77,976	1,030,062
DFA International Small Company Portfolio — Institutional Class	7,237	150,447
Dodge & Cox International Stock Fund — Retail Class	18,002	812,248
Harbor International Fund — Institutional Class	13,133	900,901
MFS International Value Fund — Institutional Class	14,355	621,726

Total International Funds		5,032,074

Fixed Income Funds — 21.7%
BMO High Yield Bond Fund — Institutional Class (1)	15,588	149,180
BMO TCH Core Plus Bond Fund — Institutional Class (1)	139,130	1,638,946
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	22,646	234,389
Federated Institutional High-Yield Bond Fund — Institutional Class	27,455	277,018
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	30,950	297,738
Metropolitan West Total Return Bond Fund — Institutional Class	152,614	1,640,599
Vanguard Short-Term Inflation- Protected Securities Index Fund — Institutional Class	18,001	447,145

Total Fixed Income Funds		4,685,015

Alternative Funds — 8.0%
BMO Alternative Strategies Fund —Institutional Class (1)(2)	110,579	1,195,363
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	105,008	519,787

Total Alternative Funds		1,715,150

Total Mutual Funds (identified cost $18,910,381)		21,172,338

Short-Term Investments — 1.2%

Mutual Funds — 1.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	246,876	246,901

Total Short-Term Investments (identified cost $246,901)		246,901

Total Investments — 99.4% (identified cost $19,157,282)		21,419,239
Other Assets and Liabilities — 0.6%		136,429

Total Net Assets — 100.0%		$21,555,668

(See Notes which are an integral part of the Financial Statements)

17

As of August 31, 2017

Schedules of Investments

2030 Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 36.4%
BMO Dividend Income Fund — Institutional Class (1)	89,862	$1,300,301
BMO Large-Cap Growth Fund — Institutional Class (1)	142,998	2,516,757
BMO Large-Cap Value Fund — Institutional Class (1)	321,004	5,097,536
BMO Low Volatility Equity Fund — Institutional Class (1)	222,309	3,205,702
Harbor Capital Appreciation Fund — Institutional Class	60,387	4,326,147
T Rowe Price Growth Stock Fund — Institutional Class	64,145	4,300,936
Vanguard Equity Income Fund — Institutional Class	26,640	1,944,460
Vanguard Institutional Index Fund — Institutional Class	49,268	11,134,501

Total Large-Cap Funds		33,826,340

Mid-Cap Funds — 10.3%
BMO Mid-Cap Growth Fund — Institutional Class (1)	195,636	3,010,833
BMO Mid-Cap Value Fund — Institutional Class (1)	249,923	2,971,588
Vanguard Mid-Cap Index Fund — Institutional Class	89,574	3,535,504

Total Mid-Cap Funds		9,517,925

Small-Cap Funds — 4.2%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	103,345	1,963,556
Goldman Sachs Small Cap Value Fund — Institutional Class	32,395	1,968,941

Total Small-Cap Funds		3,932,497

International Funds — 26.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	240,319	2,689,172
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	281,126	4,489,577
BMO Pyrford International Stock Fund — Institutional Class (1)	376,213	4,969,772
DFA International Small Company Portfolio — Institutional Class	40,236	836,514
Dodge & Cox International Stock Fund — Retail Class	87,428	3,944,733
Harbor International Fund — Institutional Class	63,214	4,336,473
MFS International Value Fund — Institutional Class	65,933	2,855,580

Total International Funds		24,121,821

Fixed Income Funds — 14.3%
BMO High Yield Bond Fund — Institutional Class (1)	47,970	459,077
BMO TCH Core Plus Bond Fund — Institutional Class (1)	395,260	4,656,159
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	62,316	644,966
Federated Institutional High-Yield Bond Fund — Institutional Class	72,632	732,860
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	94,747	911,461
Metropolitan West Total Return Bond Fund — Institutional Class	433,276	4,657,721

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	47,916	$1,190,245

Total Fixed Income Funds		13,252,489

Alternative Funds — 7.5%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	443,432	4,793,501
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	430,613	2,131,533

Total Alternative Funds		6,925,034

Total Mutual Funds (identified cost $65,484,763)		91,576,106

Short-Term Investments — 1.1%

Mutual Funds — 1.1%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	1,008,552	1,008,652

Total Short-Term Investments (identified cost $1,008,650)		1,008,652

Total Investments — 99.8% (identified cost $66,493,413)		92,584,758
Other Assets and Liabilities — 0.2%		224,624

Total Net Assets — 100.0%		$92,809,382

2035 Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 39.7%
BMO Dividend Income Fund — Institutional Class (1)	13,498	$195,316
BMO Large-Cap Growth Fund — Institutional Class (1)	21,567	379,575
BMO Large-Cap Value Fund — Institutional Class (1)	48,425	768,994
BMO Low Volatility Equity Fund — Institutional Class (1)	34,338	495,147
Harbor Capital Appreciation Fund — Institutional Class	9,321	667,733
T Rowe Price Growth Stock Fund — Institutional Class	9,949	667,096
Vanguard Equity Income Fund — Institutional Class	4,109	299,887
Vanguard Institutional Index Fund — Institutional Class	7,565	1,709,667

Total Large-Cap Funds		5,183,415

Mid-Cap Funds — 11.1%
BMO Mid-Cap Growth Fund — Institutional Class (1)	29,804	458,679
BMO Mid-Cap Value Fund — Institutional Class (1)	39,488	469,515
Vanguard Mid-Cap Index Fund — Institutional Class	13,245	522,764

Total Mid-Cap Funds		1,450,958

Small-Cap Funds — 4.6%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	15,834	300,849
Goldman Sachs Small Cap Value Fund — Institutional Class	4,950	300,891

Total Small-Cap Funds		601,740

(See Notes which are an integral part of the Financial Statements)

18

BMO Funds

2035 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 28.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	36,335	$406,586
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	43,903	701,128
BMO Pyrford International Stock Fund — Institutional Class (1)	58,482	772,549
DFA International Small Company Portfolio — Institutional Class	6,308	131,142
Dodge & Cox International Stock Fund — Retail Class	13,585	612,976
Harbor International Fund — Institutional Class	9,921	680,584
MFS International Value Fund — Institutional Class	9,967	431,682

Total International Funds		3,736,647

Fixed Income Funds — 8.4%
BMO High Yield Bond Fund — Institutional Class (1)	4,076	39,009
BMO TCH Core Plus Bond Fund — Institutional Class (1)	34,176	402,590
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	5,025	52,004
Federated Institutional High-Yield Bond Fund — Institutional Class	5,154	52,006
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	6,744	64,879
Metropolitan West Total Return Bond Fund — Institutional Class	37,488	403,000
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	3,661	90,940

Total Fixed Income Funds		1,104,428

Alternative Funds — 6.5%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	55,422	599,109
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	50,727	251,100

Total Alternative Funds		850,209

Total Mutual Funds (identified cost $11,041,745)		12,927,397

Short-Term Investments — 0.5%

Mutual Funds — 0.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	58,665	58,671

Total Short-Term Investments (identified cost $58,671)		58,671

Total Investments — 99.4% (identified cost $11,100,416)		12,986,068
Other Assets and Liabilities — 0.6%		84,340

Total Net Assets — 100.0%		$13,070,408

2040 Fund

Description	Shares	Value
Mutual Funds — 98.8%

Large-Cap Funds — 41.7%
BMO Dividend Income Fund — Institutional Class (1)	50,803	$735,126
BMO Large-Cap Growth Fund — Institutional Class (1)	93,067	1,637,988
BMO Large-Cap Value Fund — Institutional Class (1)	204,836	3,252,794
BMO Low Volatility Equity Fund — Institutional Class (1)	143,635	2,071,223
Harbor Capital Appreciation Fund — Institutional Class	40,164	2,877,319
T Rowe Price Growth Stock Fund — Institutional Class	42,695	2,862,716
Vanguard Equity Income Fund — Institutional Class	17,213	1,256,345
Vanguard Institutional Index Fund — Institutional Class	32,096	7,253,754

Total Large-Cap Funds		21,947,265

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund — Institutional Class (1)	120,972	1,861,764
BMO Mid-Cap Value Fund — Institutional Class (1)	159,567	1,897,246
Vanguard Mid-Cap Index Fund — Institutional Class	60,091	2,371,804

Total Mid-Cap Funds		6,130,814

Small-Cap Funds — 4.8%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	66,773	1,268,690
Goldman Sachs Small Cap Value Fund — Institutional Class	20,931	1,272,190

Total Small-Cap Funds		2,540,880

International Funds — 29.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	150,629	1,685,537
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	185,289	2,959,059
BMO Pyrford International Stock Fund — Institutional Class (1)	241,002	3,183,635
DFA International Small Company Portfolio — Institutional Class	27,803	578,021
Dodge & Cox International Stock Fund — Retail Class	56,443	2,546,709
Harbor International Fund — Institutional Class	41,911	2,875,088
MFS International Value Fund — Institutional Class	41,020	1,776,592

Total International Funds		15,604,641

Fixed Income Funds — 4.9%
BMO High Yield Bond Fund — Institutional Class (1)	10,848	103,817
BMO TCH Core Plus Bond Fund — Institutional Class (1)	74,708	880,066
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	15,099	156,274
Federated Institutional High-Yield Bond Fund — Institutional Class	20,531	207,162
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	21,426	206,119
Metropolitan West Total Return Bond Fund — Institutional Class	77,143	829,286

(See Notes which are an integral part of the Financial Statements)

19

As of August 31, 2017

Schedules of Investments

2040 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	8,335	$207,050

Total Fixed Income Funds		2,589,774

Alternative Funds — 6.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	202,921	2,193,574
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	190,922	945,062

Total Alternative Funds		3,138,636

Total Mutual Funds (identified cost $34,698,469)		51,952,010

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	533,220	533,274

Total Short-Term Investments (identified cost $533,274)		533,274

Total Investments — 99.8% (identified cost $35,231,743)		52,485,284
Other Assets and Liabilities — 0.2%		112,202

Total Net Assets — 100.0%		$52,597,486

2045 Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 42.1%
BMO Dividend Income Fund — Institutional Class (1)	7,627	$110,360
BMO Large-Cap Growth Fund — Institutional Class (1)	14,019	246,732
BMO Large-Cap Value Fund — Institutional Class (1)	31,412	498,822
BMO Low Volatility Equity Fund — Institutional Class (1)	21,837	314,892
Harbor Capital Appreciation Fund — Institutional Class	6,130	439,168
T Rowe Price Growth Stock Fund — Institutional Class	6,516	436,869
Vanguard Equity Income Fund — Institutional Class	2,592	189,182
Vanguard Institutional Index Fund — Institutional Class	4,866	1,099,712

Total Large-Cap Funds		3,335,737

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund — Institutional Class (1)	18,675	287,401
BMO Mid-Cap Value Fund — Institutional Class (1)	23,944	284,690
Vanguard Mid-Cap Index Fund — Institutional Class	9,042	356,881

Total Mid-Cap Funds		928,972

Description	Shares	Value
Mutual Funds (continued)

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	10,471	$198,946
Goldman Sachs Small Cap Value Fund — Institutional Class	3,267	198,545

Total Small-Cap Funds		397,491

International Funds — 30.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	22,609	253,000
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	29,029	463,592
BMO Pyrford International Stock Fund — Institutional Class (1)	37,053	489,469
DFA International Small Company Portfolio — Institutional Class	4,565	94,901
Dodge & Cox International Stock Fund — Retail Class	8,707	392,844
Harbor International Fund — Institutional Class	6,325	433,881
MFS International Value Fund — Institutional Class	5,834	252,679

Total International Funds		2,380,366

Fixed Income Funds — 4.9%
BMO High Yield Bond Fund — Institutional Class (1)	1,641	15,707
BMO TCH Core Plus Bond Fund — Institutional Class (1)	11,973	141,038
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	1,519	15,718
Federated Institutional High-Yield Bond Fund — Institutional Class	2,332	23,533
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	2,441	23,486
Metropolitan West Total Return Bond Fund — Institutional Class	13,121	141,051
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	1,262	31,353

Total Fixed Income Funds		391,886

Alternative Funds — 5.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	25,465	275,277
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	24,065	119,123

Total Alternative Funds		394,400

Total Mutual Funds (identified cost $6,718,284)		7,828,852

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	78,280	78,288

Total Short-Term Investments (identified cost $78,288)		78,288

Total Investments — 99.7% (identified cost $6,796,572)		7,907,140
Other Assets and Liabilities — 0.3%		20,821

Total Net Assets — 100.0%		$7,927,961

(See Notes which are an integral part of the Financial Statements)

20

BMO Funds

2050 Fund

Description	Shares	Value
Mutual Funds — 98.6%

Large-Cap Funds — 42.0%
BMO Dividend Income Fund — Institutional Class (1)	38,123	$551,643
BMO Large-Cap Growth Fund — Institutional Class (1)	70,078	1,233,372
BMO Large-Cap Value Fund — Institutional Class (1)	157,023	2,493,529
BMO Low Volatility Equity Fund — Institutional Class (1)	109,149	1,573,932
Harbor Capital Appreciation Fund — Institutional Class	30,644	2,195,369
T Rowe Price Growth Stock Fund — Institutional Class	32,569	2,183,775
Vanguard Equity Income Fund — Institutional Class	12,955	945,604
Vanguard Institutional Index Fund — Institutional Class	24,323	5,497,038

Total Large-Cap Funds		16,674,262

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund — Institutional Class (1)	93,354	1,436,717
BMO Mid-Cap Value Fund — Institutional Class (1)	119,688	1,423,085
Vanguard Mid-Cap Index Fund — Institutional Class	45,198	1,783,970

Total Mid-Cap Funds		4,643,772

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund — Institutional Class (1) (2)	52,342	994,497
Goldman Sachs Small Cap Value Fund — Institutional Class	16,329	992,503

Total Small-Cap Funds		1,987,000

International Funds — 30.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	113,011	1,264,588
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	145,107	2,317,358
BMO Pyrford International Stock Fund — Institutional Class (1)	185,196	2,446,437
DFA International Small Company Portfolio — Institutional Class	22,816	474,352
Dodge & Cox International Stock Fund — Retail Class	43,517	1,963,468
Harbor International Fund — Institutional Class	31,612	2,168,588
MFS International Value Fund — Institutional Class	29,161	1,262,952

Total International Funds		11,897,743

Fixed Income Funds — 4.9%
BMO High Yield Bond Fund — Institutional Class (1)	8,203	78,506
BMO TCH Core Plus Bond Fund — Institutional Class (1)	59,842	704,940
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	7,591	78,564
Federated Institutional High-Yield Bond Fund — Institutional Class	11,657	117,623
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	12,203	117,390
Metropolitan West Total Return Bond Fund — Institutional Class	65,581	704,999

Description	Shares	Value
Mutual Funds (continued)

Fixed Income Funds (continued)
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	6,309	$156,710

Total Fixed Income Funds		1,958,732

Alternative Funds — 5.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	127,283	1,375,925
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	120,274	595,357

Total Alternative Funds		1,971,282

Total Mutual Funds (identified cost $27,412,867)		39,132,791

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	391,262	391,301

Total Short-Term Investments (identified cost $391,301)		391,301

Total Investments — 99.6% (identified cost $27,804,168)		39,524,092
Other Assets and Liabilities — 0.4%		164,119

Total Net Assets — 100.0%		$39,688,211

2055 Fund

Description	Shares	Value
Mutual Funds — 98.3%

Large-Cap Funds — 41.9%
BMO Dividend Income Fund — Institutional Class (1)	6,901	$99,854
BMO Large-Cap Growth Fund — Institutional Class (1)	12,685	223,263
BMO Large-Cap Value Fund — Institutional Class (1)	28,423	451,359
BMO Low Volatility Equity Fund — Institutional Class (1)	19,757	284,902
Harbor Capital Appreciation Fund — Institutional Class	5,547	397,415
T Rowe Price Growth Stock Fund — Institutional Class	5,896	395,299
Vanguard Equity Income Fund — Institutional Class	2,345	171,166
Vanguard Institutional Index Fund — Institutional Class	4,403	995,039

Total Large-Cap Funds		3,018,297

Mid-Cap Funds — 11.7%
BMO Mid-Cap Growth Fund — Institutional Class (1)	16,899	260,068
BMO Mid-Cap Value Fund — Institutional Class (1)	21,665	257,593
Vanguard Mid-Cap Index Fund — Institutional Class	8,181	322,913

Total Mid-Cap Funds		840,574

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	9,475	180,023
Goldman Sachs Small Cap Value Fund — Institutional Class	2,956	179,651

Total Small-Cap Funds		359,674

(See Notes which are an integral part of the Financial Statements)

21

As of August 31, 2017

Schedules of Investments

2055 Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds — 29.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	20,456	$228,907
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	26,266	419,475
BMO Pyrford International Stock Fund — Institutional Class (1)	33,523	442,839
DFA International Small Company Portfolio — Institutional Class	4,130	85,863
Dodge & Cox International Stock Fund — Retail Class	7,877	355,418
Harbor International Fund — Institutional Class	5,722	392,544
MFS International Value Fund — Institutional Class	5,278	228,608

Total International Funds		2,153,654

Fixed Income Funds — 4.9%
BMO High Yield Bond Fund — Institutional Class (1)	1,485	14,211
BMO TCH Core Plus Bond Fund — Institutional Class (1)	10,832	127,602
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	1,374	14,221
Federated Institutional High-Yield Bond Fund — Institutional Class	2,110	21,291
Fidelity Advisor Floating Rate High Income Fund — Institutional Class	2,209	21,249
Metropolitan West Total Return Bond Fund — Institutional Class	11,871	127,612
Vanguard Short-Term Inflation-Protected Securities Index Fund — Institutional Class	1,142	28,366

Total Fixed Income Funds		354,552

Alternative Funds — 4.9%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	23,040	249,058
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	21,771	107,767

Total Alternative Funds		356,825

Total Mutual Funds (identified cost $6,066,262)		7,083,576

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	70,823	70,830

Total Short-Term Investments (identified cost $70,830)		70,830

Total Investments — 99.3% (identified cost $6,137,092)		7,154,406
Other Assets and Liabilities — 0.7%		51,673

Total Net Assets — 100.0%		$7,206,079

Conservative Allocation Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 11.5%
BMO Dividend Income Fund — Institutional Class (1)	33,113	$479,141

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
BMO Large-Cap Growth Fund — Institutional Class (1)	71,992	$1,267,061
BMO Large-Cap Value Fund — Institutional Class (1)	100,828	1,601,147
BMO Low Volatility Equity Fund — Institutional Class (1)	61,385	885,177
Dodge & Cox Stock Fund — Retail Class	3,162	613,821
Harbor Capital Appreciation Fund — Institutional Class	8,587	615,193
T Rowe Price Growth Stock Fund — Institutional Class	7,399	496,132
Vanguard Institutional Index Fund — Institutional Class	11,442	2,585,895

Total Large-Cap Funds		8,543,567

Mid-Cap Funds — 1.7%
BMO Mid-Cap Growth Fund — Institutional Class (1)	21,692	333,847
BMO Mid-Cap Value Fund — Institutional Class (1)	27,943	332,243
Vanguard Mid-Cap Index Fund — Institutional Class	14,621	577,081

Total Mid-Cap Funds		1,243,171

Small-Cap Funds — 1.1%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	20,267	385,069
BMO Small-Cap Value Fund — Institutional Class (1)	15,934	214,629
Goldman Sachs Small Cap Value Fund — Institutional Class	3,046	185,145

Total Small-Cap Funds		784,843

International Funds — 5.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	75,642	846,439
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	32,218	514,528
BMO Pyrford International Stock Fund — Institutional Class (1)	62,847	830,213
Dodge & Cox International Stock Fund — Retail Class	14,236	642,330
Harbor International Fund — Institutional Class	9,397	644,600
MFS International Value Fund — Institutional Class	17,099	740,550

Total International Funds		4,218,660

Fixed Income Funds — 63.7%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	1,515,349	17,850,814
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	172,802	1,788,501
Metropolitan West Total Return Bond Fund — Institutional Class (3)	1,812,839	19,488,024
Vanguard Total Bond Market Index Fund, Institutional Class	731,874	7,948,156

Total Fixed Income Funds		47,075,495

Alternative Funds — 15.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	716,172	7,741,816

(See Notes which are an integral part of the Financial Statements)

22

BMO Funds

Conservative Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Alternative Funds (continued)
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	680,147	$3,366,726

Total Alternative Funds		11,108,542

Total Mutual Funds (identified cost $63,367,553)		72,974,278

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	615,479	615,540

Total Short-Term Investments (identified cost $615,540)		615,540

Total Investments — 99.5% (identified cost $63,983,093)		73,589,818
Other Assets and Liabilities — 0.5%		344,571

Total Net Assets — 100.0%		$73,934,389

Moderate Allocation Fund

Description	Shares	Value
Mutual Funds — 98.9%

Large-Cap Funds — 23.3%
BMO Dividend Income Fund — Institutional Class (1)	99,965	$1,446,493
BMO Large-Cap Growth Fund — Institutional Class (1)	218,666	3,848,515
BMO Large-Cap Value Fund — Institutional Class (1)	304,735	4,839,198
BMO Low Volatility Equity Fund — Institutional Class (1)	184,809	2,664,948
Dodge & Cox Stock Fund — Retail Class	9,483	1,840,585
Harbor Capital Appreciation Fund — Institutional Class	26,328	1,886,168
T Rowe Price Growth Stock Fund — Institutional Class	22,265	1,492,886
Vanguard Institutional Index Fund — Institutional Class	34,847	7,875,380

Total Large-Cap Funds		25,894,173

Mid-Cap Funds — 3.4%
BMO Mid-Cap Growth Fund — Institutional Class (1)	65,859	1,013,569
BMO Mid-Cap Value Fund — Institutional Class (1)	84,436	1,003,944
Vanguard Mid-Cap Index Fund — Institutional Class	44,419	1,753,215

Total Mid-Cap Funds		3,770,728

Small-Cap Funds — 2.1%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	60,983	1,158,671
BMO Small-Cap Value Fund — Institutional Class (1)	48,191	649,128
Goldman Sachs Small Cap Value Fund — Institutional Class	9,033	549,023

Total Small-Cap Funds		2,356,822

Description	Shares	Value
Mutual Funds (continued)

International Funds — 11.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	226,580	$2,535,429
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	96,616	1,542,955
BMO Pyrford International Stock Fund — Institutional Class (1)	186,551	2,464,340
Dodge & Cox International Stock Fund — Retail Class	42,311	1,909,081
Harbor International Fund — Institutional Class	27,966	1,918,441
MFS International Value Fund — Institutional Class	51,170	2,216,174

Total International Funds		12,586,420

Fixed Income Funds — 46.8%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	1,674,194	19,722,005
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	190,644	1,973,164
Metropolitan West Total Return Bond Fund — Institutional Class	2,001,622	21,517,438
Vanguard Total Bond Market Index Fund, Institutional Class	808,824	8,783,832

Total Fixed Income Funds		51,996,439

Alternative Funds — 12.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	862,042	9,318,675
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	814,599	4,032,267

Total Alternative Funds		13,350,942

Total Mutual Funds (identified cost $90,428,941)		109,955,524

Short-Term Investments — 0.9%

Mutual Funds — 0.9%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	1,029,976	1,030,079

Total Short-Term Investments (identified cost $1,030,079)		1,030,079

Total Investments — 99.8% (identified cost $91,459,020)		110,985,603
Other Assets and Liabilities — 0.2%		174,513

Total Net Assets — 100.0%		$111,160,116

Balanced Allocation Fund

Description	Shares	Value
Mutual Funds — 98.7%

Large-Cap Funds — 34.6%
BMO Dividend Income Fund — Institutional Class (1)	498,493	$7,213,194
BMO Large-Cap Growth Fund — Institutional Class (1)	1,083,716	19,073,398
BMO Large-Cap Value Fund — Institutional Class (1)	1,515,577	24,067,367
BMO Low Volatility Equity Fund — Institutional Class (1)	924,138	13,326,064
Dodge & Cox Stock Fund — Retail Class	47,417	9,203,547

(See Notes which are an integral part of the Financial Statements)

23

As of August 31, 2017

Schedules of Investments

Balanced Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
Harbor Capital Appreciation Fund — Institutional Class	129,798	$9,298,735
T Rowe Price Growth Stock Fund — Institutional Class	110,839	7,431,773
Vanguard Institutional Index Fund — Institutional Class	173,070	39,113,817

Total Large-Cap Funds		128,727,895

Mid-Cap Funds — 5.0%
BMO Mid-Cap Growth Fund — Institutional Class (1)	326,574	5,025,977
BMO Mid-Cap Value Fund — Institutional Class (1)	420,669	5,001,760
Vanguard Mid-Cap Index Fund — Institutional Class	221,052	8,724,908

Total Mid-Cap Funds		18,752,645

Small-Cap Funds — 3.2%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	303,113	5,759,143
BMO Small-Cap Value Fund — Institutional Class (1)	239,877	3,231,150
Goldman Sachs Small Cap Value Fund — Institutional Class	45,246	2,750,065

Total Small-Cap Funds		11,740,358

International Funds — 17.1%
BMO Disciplined International Equity Fund — Institutional Class (1)	1,142,177	12,780,966
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	485,034	7,746,000
BMO Pyrford International Stock Fund — Institutional Class (1)	943,395	12,462,254
Dodge & Cox International Stock Fund — Retail Class	213,507	9,633,416
Harbor International Fund — Institutional Class	140,925	9,667,436
MFS International Value Fund — Institutional Class	257,425	11,149,068

Total International Funds		63,439,140

Fixed Income Funds — 28.8%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	3,445,165	40,584,040
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	392,548	4,062,873
Metropolitan West Total Return Bond Fund — Institutional Class	4,122,623	44,318,196
Vanguard Total Bond Market Index Fund, Institutional Class	1,664,782	18,079,528

Total Fixed Income Funds		107,044,637

Alternative Funds — 10.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	2,395,948	25,900,196
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	2,275,267	11,262,573

Total Alternative Funds		37,162,769

Total Mutual Funds (identified cost $270,249,107)		366,867,444

Description	Shares	Value

Short-Term Investments — 0.8%

Mutual Funds — 0.8%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	3,074,610	$3,074,917

Total Short-Term Investments (identified cost $3,074,917)		3,074,917

Total Investments — 99.5% (identified cost $273,324,024)		369,942,361
Other Assets and Liabilities — 0.5%		1,734,511

Total Net Assets — 100.0%		$371,676,872

Growth Allocation Fund

Description	Shares	Value
Mutual Funds — 99.0%

Large-Cap Funds — 46.4%
BMO Dividend Income Fund — Institutional Class (1)	231,185	$3,345,242
BMO Large-Cap Growth Fund — Institutional Class (1)	504,908	8,886,380
BMO Large-Cap Value Fund — Institutional Class (1)	705,616	11,205,176
BMO Low Volatility Equity Fund — Institutional Class (1)	427,691	6,167,311
Dodge & Cox Stock Fund — Retail Class	22,023	4,274,683
Harbor Capital Appreciation Fund — Institutional Class	60,588	4,340,548
T Rowe Price Growth Stock Fund — Institutional Class	51,629	3,461,718
Vanguard Institutional Index Fund — Institutional Class	80,395	18,169,272

Total Large-Cap Funds		59,850,330

Mid-Cap Funds — 6.7%
BMO Mid-Cap Growth Fund — Institutional Class (1)	152,418	2,345,710
BMO Mid-Cap Value Fund — Institutional Class (1)	195,407	2,323,392
Vanguard Mid-Cap Index Fund — Institutional Class	101,996	4,025,789

Total Mid-Cap Funds		8,694,891

Small-Cap Funds — 4.3%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	141,519	2,688,854
BMO Small-Cap Value Fund — Institutional Class (1)	111,443	1,501,140
Goldman Sachs Small Cap Value Fund — Institutional Class	21,115	1,283,346

Total Small-Cap Funds		5,473,340

International Funds — 22.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	526,980	5,896,903
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	224,857	3,590,962
BMO Pyrford International Stock Fund — Institutional Class (1)	435,990	5,759,429
Dodge & Cox International Stock Fund — Retail Class	98,613	4,449,422
Harbor International Fund — Institutional Class	65,125	4,467,559

(See Notes which are an integral part of the Financial Statements)

24

BMO Funds

Growth Allocation Fund (continued)

Description	Shares	Value
Mutual Funds (continued)

International Funds (continued)
MFS International Value Fund — Institutional Class	119,025	$5,154,985

Total International Funds		29,319,260

Fixed Income Funds — 10.9%
BMO TCH Core Plus Bond Fund — Institutional Class (1)	452,681	5,332,581
BMO TCH Emerging Markets Bond Fund — Institutional Class (1)	52,051	538,729
Metropolitan West Total Return Bond Fund — Institutional Class	541,300	5,818,972
Vanguard Total Bond Market Index Fund, Institutional Class	218,831	2,376,507

Total Fixed Income Funds		14,066,789

Alternative Funds — 8.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	664,988	7,188,515
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	628,378	3,110,471

Total Alternative Funds		10,298,986

Total Mutual Funds (identified cost $88,722,454)		127,703,596

Short-Term Investments — 1.0%

Mutual Funds — 1.0%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	1,222,736	1,222,859

Total Short-Term Investments (identified cost $1,222,859)		1,222,859

Total Investments — 100.0% (identified cost $89,945,313)		128,926,455
Other Assets and Liabilities — 0.0%		63,208

Total Net Assets — 100.0%		$128,989,663

Aggressive Allocation Fund

Description	Shares	Value
Mutual Funds — 99.1%

Large-Cap Funds — 56.1%
BMO Dividend Income Fund — Institutional Class (1)	381,946	$5,526,761
BMO Large-Cap Growth Fund — Institutional Class (1)	827,974	14,572,342
BMO Large-Cap Value Fund — Institutional Class (1)	1,162,574	18,461,681
BMO Low Volatility Equity Fund — Institutional Class (1)	700,308	10,098,441
Dodge & Cox Stock Fund — Retail Class	36,207	7,027,694
Harbor Capital Appreciation Fund — Institutional Class	99,750	7,146,069
T Rowe Price Growth Stock Fund — Institutional Class	84,815	5,686,874

Description	Shares	Value
Mutual Funds (continued)

Large-Cap Funds (continued)
Vanguard Institutional Index Fund — Institutional Class	132,457	$29,935,230

Total Large-Cap Funds		98,455,092

Mid-Cap Funds — 8.2%
BMO Mid-Cap Growth Fund — Institutional Class (1)	250,695	3,858,204
BMO Mid-Cap Value Fund — Institutional Class (1)	322,823	3,838,366
Vanguard Mid-Cap Index Fund — Institutional Class	169,003	6,670,556

Total Mid-Cap Funds		14,367,126

Small-Cap Funds — 5.2%
BMO Small-Cap Growth Fund — Institutional Class (1)(2)	233,430	4,435,179
BMO Small-Cap Value Fund — Institutional Class (1)	185,580	2,499,768
Goldman Sachs Small Cap Value Fund — Institutional Class	34,940	2,123,667

Total Small-Cap Funds		9,058,614

International Funds — 27.6%
BMO Disciplined International Equity Fund — Institutional Class (1)	871,573	9,752,897
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	369,977	5,908,535
BMO Pyrford International Stock Fund — Institutional Class (1)	717,693	9,480,721
Dodge & Cox International Stock Fund — Retail Class	162,469	7,330,612
Harbor International Fund — Institutional Class	107,200	7,353,929
MFS International Value Fund — Institutional Class	196,482	8,509,641

Total International Funds		48,336,335

Alternative Funds — 2.0%
BMO Alternative Strategies Fund — Institutional Class (1)(2)	229,967	2,485,944
Credit Suisse Commodity Return Strategy Fund — Institutional Class (2)	215,378	1,066,121

Total Alternative Funds		3,552,065

Total Mutual Funds (identified cost $106,862,059)		173,769,232

Short-Term Investments — 0.2%

Mutual Funds — 0.2%
BMO Institutional Prime Money Market Fund — Premier Class, 1.080% (1)	444,912	444,956

Total Short-Term Investments (identified cost $444,956)		444,956

Total Investments — 99.3% (identified cost $107,307,015)		174,214,188
Other Assets and Liabilities — 0.7%		1,179,745

Total Net Assets — 100.0%		$175,393,933

(See Notes which are an integral part of the Financial Statements)

25

As of August 31, 2017

Schedules of Investments

Notes to Schedules of Investments

The categories of investments are shown as a percentage of total net assets for each Fund as of August 31, 2017.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

(See Notes which are an integral part of the Financial Statements)

26

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Assets:
Investments in unaffiliated issuers, at value	$7,729,161	$1,975,590	$40,546,839	$11,278,050	$48,807,609
Cash sweep investments in affiliated issuers, at value	144,477	39,798	720,855	246,901	1,008,652
Investments in other affiliated issuers, at value	7,063,099	1,894,086	39,211,737	9,894,288	42,768,497
Dividends and interest receivable	16,870	3,355	50,381	9,953	28,598
Receivable for investments sold	—	—	—	35,427	—
Receivable for capital stock sold	13,907	2,048	110,777	159,948	206,007
Receivable from affiliates, net (Note 5)	16,428	18,037	14,324	20,180	12,654
Prepaid expenses and other receivables	27,544	12,544	27,354	12,646	27,840

Total assets	15,011,486	3,945,458	80,682,267	21,657,393	92,859,857

Liabilities:
Payable for investments purchased	—	—	—	69,658	—
Payable for capital stock redeemed	—	—	—	—	14,138
Other liabilities	31,683	30,765	34,883	32,067	36,337

Total liabilities	31,683	30,765	34,883	101,725	50,475

Total net assets	$14,979,803	$3,914,693	$80,647,384	$21,555,668	$92,809,382

Net assets consist of:
Paid-in capital	$11,909,602	$3,700,439	$58,164,982	$19,536,933	$64,507,054
Net unrealized appreciation on investments	2,347,948	315,408	19,477,369	2,261,957	26,091,345
Accumulated net realized gain (loss) on investments	553,347	(138,248)	2,367,333	(422,022)	1,690,854
Undistributed net investment income	168,906	37,094	637,700	178,800	520,129

Total net assets	$14,979,803	$3,914,693	$80,647,384	$21,555,668	$92,809,382

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$9.39	$11.32	$10.52	$11.61	$11.55
Retirement class R-3 of shares	9.42	11.30	10.53	11.56	11.55
Retirement class R-6 of shares	9.40	11.39	10.54	11.68	11.57

Net assets:
Investor class of shares	$3,461,098	$410,302	$17,810,623	$933,298	$19,498,362
Retirement class R-3 of shares	634,114	114,171	6,813,096	150,046	6,315,525
Retirement class R-6 of shares	10,884,591	3,390,220	56,023,665	20,472,324	66,995,495

Total net assets	$14,979,803	$3,914,693	$80,647,384	$21,555,668	$92,809,382

Shares outstanding:
Investor class of shares	368,455	36,250	1,692,699	80,353	1,687,853
Retirement class R-3 of shares	67,343	10,108	647,043	12,983	546,967
Retirement class R-6 of shares	1,158,368	297,691	5,314,840	1,752,441	5,790,802

Total shares outstanding	1,594,166	344,049	7,654,582	1,845,777	8,025,622

Investments, at cost:
Investments in unaffiliated issuers	$6,209,467	$1,799,065	$26,990,223	$9,814,111	$29,321,426
Cash sweep investments in affiliated issuers	144,477	39,798	720,855	246,901	1,008,650
Investments in other affiliated issuers	6,234,845	1,755,203	33,290,984	9,096,270	36,163,337

Total investments, at cost	$12,588,789	$3,594,066	$61,002,062	$19,157,282	$66,493,413

(See Notes which are an integral part of the Financial Statements)

27

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Assets:
Investments in unaffiliated issuers, at value	$6,886,347	$28,065,217	$4,233,208	$21,159,698	$3,830,201
Cash sweep investments in affiliated issuers, at value	58,671	533,274	78,288	391,301	70,830
Investments in other affiliated issuers, at value	6,041,050	23,886,793	3,595,644	17,973,093	3,253,375
Dividends and interest receivable	2,435	6,167	898	4,561	820
Receivable for investments sold	80,738	—	—	—	—
Receivable for capital stock sold	10,326	115,579	19,630	152,696	50,616
Receivable from affiliates, net (Note 5)	19,103	15,582	18,627	15,373	18,452
Prepaid expenses and other receivables	12,647	27,338	12,546	27,339	12,544

Total assets	13,111,317	52,649,950	7,958,841	39,724,061	7,236,838

Liabilities:
Payable for investments purchased	9,651	—	—	—	—
Payable for capital stock redeemed	—	18,530	—	2,663	—
Other liabilities	31,258	33,934	30,880	33,187	30,759

Total liabilities	40,909	52,464	30,880	35,850	30,759

Total net assets	$13,070,408	$52,597,486	$7,927,961	$39,688,211	$7,206,079

Net assets consist of:
Paid-in capital	$11,081,861	$32,006,321	$6,790,789	$27,832,866	$6,289,605
Net unrealized appreciation on investments	1,885,652	17,253,541	1,110,568	11,719,924	1,017,314
Accumulated net realized gain (loss) on investments	(3,017)	3,081,367	(25,606)	(47,764)	(137,673)
Undistributed net investment income	105,912	256,257	52,210	183,185	36,833

Total net assets	$13,070,408	$52,597,486	$7,927,961	$39,688,211	$7,206,079

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$11.70	$11.56	$11.93	$11.99	$11.90
Retirement class R-3 of shares	11.63	11.57	11.87	11.97	11.83
Retirement class R-6 of shares	11.77	11.58	12.00	12.00	11.97

Net assets:
Investor class of shares	$733,879	$11,098,157	$911,346	$8,400,138	$550,818
Retirement class R-3 of shares	120,189	2,555,055	52,887	3,115,090	93,724
Retirement class R-6 of shares	12,216,340	38,944,274	6,963,728	28,172,983	6,561,537

Total net assets	$13,070,408	$52,597,486	$7,927,961	$39,688,211	$7,206,079

Shares outstanding:
Investor class of shares	62,735	960,321	76,394	700,858	46,275
Retirement class R-3 of shares	10,331	220,748	4,457	260,341	7,921
Retirement class R-6 of shares	1,037,674	3,364,068	580,174	2,348,010	547,978

Total shares outstanding	1,110,740	4,545,137	661,025	3,309,209	602,174

Investments, at cost:
Investments in unaffiliated issuers	$5,740,063	$15,209,677	$3,534,313	$12,423,418	$3,190,990
Cash sweep investments in affiliated issuers	58,671	533,274	78,288	391,301	70,830
Investments in other affiliated issuers	5,301,682	19,488,792	3,183,971	14,989,449	2,875,272

Total investments, at cost	$11,100,416	$35,231,743	$6,796,572	$27,804,168	$6,137,092

(See Notes which are an integral part of the Financial Statements)

28

August 31, 2017

Statements of Assets and Liabilities	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Assets:
Investments in unaffiliated issuers, at value	$37,903,653	$55,774,490	$180,633,062	$60,933,272	$82,850,393
Cash sweep investments in affiliated issuers, at value	615,540	1,030,079	3,074,917	1,222,859	444,956
Investments in other affiliated issuers, at value	35,070,625	54,181,034	186,234,382	66,770,324	90,918,839
Dividends and interest receivable	93,474	103,600	215,465	28,946	1,555
Receivable for investments sold	150,893	—	871,326	—	—
Receivable for capital stock sold	130,196	71,594	1,192,232	38,637	1,345,424
Receivable from affiliates, net (Note 5)	13,766	15,618	1,181	15,625	9,159
Prepaid expenses and other receivables	30,238	30,238	30,956	30,240	30,244

Total assets	74,008,385	111,206,653	372,253,521	129,039,903	175,600,570

Liabilities:
Payable for investments purchased	31,851	—	259,915	—	—
Payable for capital stock redeemed	4,649	6,921	261,600	10,272	162,353
Other liabilities	37,496	39,616	55,134	39,968	44,284

Total liabilities	73,996	46,537	576,649	50,240	206,637

Total net assets	$73,934,389	$111,160,116	$371,676,872	$128,989,663	$175,393,933

Net assets consist of:
Paid-in capital	$58,384,099	$86,784,428	$247,651,911	$83,798,759	$89,687,096
Net unrealized appreciation on investments	9,606,725	19,526,583	96,618,337	38,981,142	66,907,173
Accumulated net realized gain on investments	4,605,934	3,713,298	24,524,312	5,434,734	17,878,063
Undistributed net investment income	1,337,631	1,135,807	2,882,312	775,028	921,601

Total net assets	$73,934,389	$111,160,116	$371,676,872	$128,989,663	$175,393,933

Net asset value, offering price and redemption proceeds per share (unlimited shares authorized, no par value)
Investor class of shares	$10.02	$10.08	$9.65	$10.23	$10.01
Institutional class of shares	10.02	10.08	9.66	10.23	10.00
Retirement class R-3 of shares	10.01	10.08	9.64	10.22	9.98
Retirement class R-6 of shares	10.03	10.09	9.66	10.24	10.01

Net assets:
Investor class of shares	$15,530,690	$7,776,969	$101,516,796	$16,758,335	$37,632,081
Institutional class of shares	26,464,684	9,375,274	52,820,533	8,968,719	14,684,460
Retirement class R-3 of shares	3,012,031	13,725,407	23,649,468	18,845,420	17,152,120
Retirement class R-6 of shares	28,926,984	80,282,466	193,690,075	84,417,189	105,925,272

Total net assets	$73,934,389	$111,160,116	$371,676,872	$128,989,663	$175,393,933

Shares outstanding:
Investor class of shares	1,550,554	771,549	10,519,426	1,638,627	3,760,830
Institutional class of shares	2,641,526	929,783	5,468,892	876,327	1,468,206
Retirement class R-3 of shares	301,050	1,362,319	2,453,136	1,843,727	1,718,813
Retirement class R-6 of shares	2,884,152	7,958,697	20,040,445	8,243,792	10,580,148

Total shares outstanding	7,377,282	11,022,348	38,481,899	12,602,473	17,527,997

Investments, at cost:
Investments in unaffiliated issuers	$33,316,245	$44,186,389	$119,720,054	$34,552,912	$37,633,462
Cash sweep investments in affiliated issuers	615,540	1,030,079	3,074,917	1,222,859	444,956
Investments in other affiliated issuers	30,051,308	46,242,552	150,529,053	54,169,542	69,228,597

Total investments, at cost	$63,983,093	$91,459,020	$273,324,024	$89,945,313	$107,307,015

(See Notes which are an integral part of the Financial Statements)

29

Year Ended August 31, 2017

Statements of Operations	BMO Funds

	In-Retirement Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$177,847	$39,908	$773,548	$248,729	$815,465
Affiliated issuers	172,870	39,757	717,216	205,405	650,345
Excess expense reimbursement from investment adviser (Note 5)	8,930	2,283	41,383	17,846	21,137

Total income	359,647	81,948	1,532,147	471,980	1,486,947

Expenses:
Shareholder servicing fees (Note 5)	8,171	1,874	44,290	2,097	46,864
Administration fees (Note 5)	6,534	1,313	40,396	2,437	40,151
Portfolio accounting fees	37,921	33,977	58,509	40,851	61,871
Recordkeeping fees	38,638	40,552	38,157	41,254	40,455
Custodian fees (Note 5)	800	197	3,998	1,262	4,517
Registration fees	52,846	45,565	51,984	45,915	52,002
Professional fees	18,795	18,795	18,795	18,795	18,795
Printing and postage	10,594	9,262	11,558	9,605	11,373
Directors’ fees	13,333	13,333	13,333	13,333	13,333
Distribution services fees (Note 5)	5,438	629	46,072	3,929	40,110
Miscellaneous	3,100	2,836	4,835	3,818	5,493

Total expenses	196,170	168,333	331,927	183,296	334,964

Deduct:
Expense waivers (Note 5)	(179,052)	(165,110)	(220,015)	(175,958)	(215,870)

Net expenses	17,118	3,223	111,912	7,338	119,094

Net investment income	342,529	78,725	1,420,235	464,642	1,367,853

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	654,842	15,887	2,342,331	240,245	2,342,972
Investments in affiliated issuers	185,299	(32,756)	422,126	(465,701)	(72,427)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	82,452	21,820	437,872	195,976	624,904
Investments in affiliated issuers	120,171	40,562	1,170,158	519,801	1,795,549

Total net realized gain	1,042,764	45,513	4,372,487	490,321	4,690,998
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(345,440)	105,364	1,073,422	1,142,396	3,420,166
Investments in affiliated issuers	36,159	114,313	1,598,125	1,042,836	2,645,724

Total net change in unrealized appreciation (depreciation)	(309,281)	219,677	2,671,547	2,185,232	6,065,890

Net realized and unrealized gain on investments	733,483	265,190	7,044,034	2,675,553	10,756,888

Change in net assets resulting from operations	$1,076,012	$343,915	$8,464,269	$3,140,195	$12,124,741

(See Notes which are an integral part of the Financial Statements)

30

Year Ended August 31, 2017

Statements of Operations	BMO Funds

	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$216,286	$495,102	$117,834	$338,665	$64,505
Affiliated issuers	173,992	370,144	91,774	251,962	49,578
Excess expense reimbursement from investment adviser (Note 5)	6,704	17,683	4,579	11,875	2,652

Total income	396,982	882,929	214,187	602,502	116,735

Expenses:
Shareholder servicing fees (Note 5)	1,982	28,973	2,267	21,008	1,386
Administration fees (Note 5)	1,764	23,011	1,834	18,024	1,409
Portfolio accounting fees	39,786	50,615	35,766	45,253	35,017
Recordkeeping fees	40,639	40,406	40,917	40,095	39,793
Custodian fees (Note 5)	1,093	2,770	592	1,941	356
Registration fees	45,915	52,020	45,566	52,020	45,566
Professional fees	18,795	18,795	18,795	18,795	18,795
Printing and postage	9,627	11,659	9,739	11,561	9,610
Directors’ fees	13,333	13,333	13,333	13,333	13,333
Distribution services fees (Note 5)	1,913	18,757	1,580	18,063	1,924
Miscellaneous	3,823	4,464	3,270	4,017	3,020

Total expenses	178,670	264,803	173,659	244,110	170,209

Deduct:
Expense waivers (Note 5)	(173,364)	(200,184)	(168,463)	(191,807)	(165,860)

Net expenses	5,306	64,619	5,196	52,303	4,349

Net investment income	391,676	818,310	208,991	550,199	112,386

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	627,677	3,026,839	352,418	688,382	65,383
Investments in affiliated issuers	(479,901)	170,318	(245,220)	(305,205)	(98,727)
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	213,405	425,606	120,587	290,510	59,351
Investments in affiliated issuers	629,208	1,281,120	343,596	888,524	160,910

Total net realized gain	990,389	4,903,883	571,381	1,562,211	186,917
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	830,818	1,046,834	490,228	2,162,185	467,437
Investments in affiliated issuers	1,001,470	1,530,097	543,619	1,477,004	329,585

Total net change in unrealized appreciation	1,832,288	2,576,931	1,033,847	3,639,189	797,022

Net realized and unrealized gain on investments	2,822,677	7,480,814	1,605,228	5,201,400	983,939

Change in net assets resulting from operations	$3,214,353	$8,299,124	$1,814,219	$5,751,599	$1,096,325

(See Notes which are an integral part of the Financial Statements)

31

Year Ended August 31, 2017

Statements of Operations	BMO Funds

	Conservative Allocation Fund	Moderate Allocation Fund	Balanced Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Investment income:
Dividend income from:
Unaffiliated issuers	$1,051,020	$966,762	$3,010,947	$898,056	$1,350,022
Affiliated issuers	1,399,695	1,200,659	3,548,832	965,301	1,360,867
Excess expense reimbursement from investment adviser (Note 5)	55,640	91,256	157,935	84,597	83,047

Total income	2,506,355	2,258,677	6,717,714	1,947,954	2,793,936

Expenses:
Shareholder servicing fees (Note 5)	41,416	27,281	256,776	52,504	106,229
Administration fees (Note 5)	76,019	52,449	293,147	76,102	124,322
Portfolio accounting fees	81,230	80,029	158,703	82,776	102,193
Recordkeeping fees	41,755	42,877	46,736	42,054	43,757
Custodian fees (Note 5)	6,045	5,863	19,572	6,292	9,362
Registration fees	51,128	51,128	52,128	51,128	51,484
Professional fees	18,795	18,795	18,795	18,795	18,795
Printing and postage	11,950	14,132	21,016	13,468	16,449
Directors’ fees	13,333	13,333	13,333	13,333	13,333
Distribution services fees (Note 5)	25,179	65,696	131,432	98,822	93,520
Miscellaneous	6,811	6,548	15,134	6,902	8,713

Total expenses	373,661	378,131	1,026,772	462,176	588,157

Deduct:
Expense waivers (Note 5)	(266,557)	(267,668)	(481,881)	(285,379)	(322,029)

Net expenses	107,104	110,463	544,891	176,797	266,128

Net investment income	2,399,251	2,148,214	6,172,823	1,771,157	2,527,808

Net realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments in unaffiliated issuers	2,714,118	2,813,591	19,553,896	4,380,509	13,353,176
Investments in affiliated issuers	1,814,868	587,533	4,088,022	708,787	3,252,027
Net realized gain on capital gains distributions from:
Investments in unaffiliated issuers	715,172	714,677	2,588,203	895,924	1,463,032
Investments in affiliated issuers	723,634	1,200,353	5,825,407	2,231,773	4,216,793

Total net realized gain	5,967,792	5,316,154	32,055,528	8,216,993	22,285,028
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,444,419)	338,321	(3,276,600)	2,879,840	(667,265)
Investments in affiliated issuers	(1,035,698)	1,432,819	6,554,401	4,456,591	5,144,608

Total net change in unrealized appreciation (depreciation)	(2,480,117)	1,771,140	3,277,801	7,336,431	4,477,343

Net realized and unrealized gain on investments	3,487,675	7,087,294	35,333,329	15,553,424	26,762,371

Change in net assets resulting from operations	$5,886,926	$9,235,508	$41,506,152	$17,324,581	$29,290,179

(See Notes which are an integral part of the Financial Statements)

32

Statements of Changes in Net Assets	BMO Funds

	In-Retirement Fund			2015 Fund			2020 Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$342,529	$481,026		$78,725	$99,552		$1,420,235	$1,695,410
Net realized gain (loss) on investments	1,042,764	826,785		45,513	(117,638)		4,372,487	3,166,993
Net change in unrealized appreciation (depreciation) on investments	(309,281)	(168,515)		219,677	262,746		2,671,547	623,410

Change in net assets resulting from operations	1,076,012	1,139,296		343,915	244,660		8,464,269	5,485,813

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(72,794)	(103,894)		(9,699)	(13,918)		(297,735)	(451,096)
Institutional class of shares	—	(7,826	)(1)	—	(2,846	)(1)	—	(98,138	)(1)
Retirement class R-3 of shares	(21,844)	(36,938)		(2,517)	(3,317)		(163,083)	(219,576)
Retirement class R-6 of shares	(403,463)	(434,975)		(92,325)	(106,160)		(1,330,828)	(1,343,153)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(156,448)	(311,898)		—	(6,126)		(782,933)	(1,326,705)
Institutional class of shares	—	(20,244	)(1)	—	(1,148	)(1)	—	(249,266	)(1)
Retirement class R-3 of shares	(56,331)	(128,069)		—	(1,728)		(498,648)	(792,457)
Retirement class R-6 of shares	(725,970)	(1,061,036)		—	(40,512)		(2,797,230)	(3,175,449)

Change in net assets resulting from distributions to shareholders	(1,436,850)	(2,104,880)		(104,541)	(175,755)		(5,870,457)	(7,655,840)

Capital stock transactions:
Proceeds from sale of shares	3,042,445	5,793,776		2,210,195	978,988		12,088,658	21,076,186
Net asset value of shares issued to shareholders in payment of distributions declared	1,436,850	2,104,880		100,435	175,755		5,870,457	7,655,840
Cost of shares redeemed	(10,733,974)	(9,176,817)		(3,204,289)	(1,849,421)		(33,161,526)	(28,163,105)

Change in net assets resulting from capital stock transactions	(6,254,679)	(1,278,161)		(893,659)	(694,678)		(15,202,411)	568,921

Change in net assets	(6,615,517)	(2,243,745)		(654,285)	(625,773)		(12,608,599)	(1,601,106)

Net assets:
Beginning of period	21,595,320	23,839,065		4,568,978	5,194,751		93,255,983	94,857,089

End of period	$14,979,803	$21,595,320		$3,914,693	$4,568,978		$80,647,384	$93,255,983

Undistributed net investment income included in net assets at end of period	$168,906	$262,415		$37,094	$49,563		$637,700	$756,695

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

(See Notes which are an integral part of the Financial Statements)

33

Statements of Changes in Net Assets	BMO Funds

	2025 Fund			2030 Fund			2035 Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$464,642	$538,414		$1,367,853	$1,520,893		$391,676	$459,775
Net realized gain (loss) on investments	490,321	(105,860)		4,690,998	1,870,789		990,389	215,954
Net change in unrealized appreciation (depreciation) on investments	2,185,232	1,345,697		6,065,890	2,426,398		1,832,288	1,176,846

Change in net assets resulting from operations	3,140,195	1,778,251		12,124,741	5,818,080		3,214,353	1,852,575

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(10,858)	(30,647)		(243,224)	(377,127)		(9,873)	(15,846)
Institutional class of shares	—	(11,812	)(1)	—	(58,803	)(1)	—	(1,325	)(1)
Retirement class R-3 of shares	(15,122)	(19,884)		(101,706)	(165,352)		(5,872)	(7,371)
Retirement class R-6 of shares	(591,903)	(528,417)		(1,339,900)	(1,288,776)		(518,267)	(501,371)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(12,985)	(14,765)		(668,223)	(985,760)		(22,302)	(3,660)
Institutional class of shares	—	(5,183	)(1)	—	(126,881	)(1)	—	(268	)(1)
Retirement class R-3 of shares	(19,978)	(10,790)		(340,715)	(527,693)		(15,697)	(2,131)
Retirement class R-6 of shares	(543,487)	(217,966)		(2,785,759)	(2,558,242)		(903,500)	(95,399)

Change in net assets resulting from distributions to shareholders	(1,194,333)	(839,464)		(5,479,527)	(6,088,634)		(1,475,511)	(627,371)

Capital stock transactions:
Proceeds from sale of shares	5,604,471	5,336,257		16,918,635	25,468,395		3,951,792	5,113,376
Net asset value of shares issued to shareholders in payment of distributions declared	1,194,333	839,464		5,479,527	6,088,634		1,475,511	627,371
Cost of shares redeemed	(17,820,626)	(6,199,760)		(39,617,757)	(27,216,023)		(25,378,614)	(4,966,590)

Change in net assets resulting from capital stock transactions	(11,021,822)	(24,039)		(17,219,595)	4,341,006		(19,951,311)	774,157

Change in net assets	(9,075,960)	914,748		(10,574,381)	4,070,452		(18,212,469)	1,999,361

Net assets:
Beginning of period	30,631,628	29,716,880		103,383,763	99,313,311		31,282,877	29,283,516

End of period	$21,555,668	$30,631,628		$92,809,382	$103,383,763		$13,070,408	$31,282,877

Undistributed net investment income included in net assets at end of period	$178,800	$238,835		$520,129	$562,149		$105,912	$163,275

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

(See Notes which are an integral part of the Financial Statements)

34

Statements of Changes in Net Assets	BMO Funds

	2040 Fund			2045 Fund			2050 Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$818,310	$889,329		$208,991	$228,529		$550,199	$559,753
Net realized gain on investments	4,903,883	1,592,103		571,381	124,069		1,562,211	671,264
Net change in unrealized appreciation (depreciation) on investments	2,576,931	1,374,135		1,033,847	670,024		3,639,189	1,511,768

Change in net assets resulting from operations	8,299,124	3,855,567		1,814,219	1,022,622		5,751,599	2,742,785

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(138,602)	(203,534)		(10,889)	(20,716)		(80,320)	(146,769)
Institutional class of shares	—	(44,537	)(1)	—	(2,048	)(1)	—	(35,895	)(1)
Retirement class R-3 of shares	(36,355)	(73,664)		(4,652)	(6,178)		(37,443)	(60,323)
Retirement class R-6 of shares	(798,006)	(791,125)		(255,018)	(231,014)		(520,286)	(428,840)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(490,108)	(830,743)		(31,552)	(3,806)		(299,678)	(350,073)
Institutional class of shares	—	(150,868	)(1)	—	(337	)(1)	—	(72,362	)(1)
Retirement class R-3 of shares	(177,916)	(416,388)		(15,798)	(1,532)		(165,597)	(181,590)
Retirement class R-6 of shares	(2,068,921)	(2,427,746)		(549,139)	(35,560)		(1,315,743)	(776,404)

Change in net assets resulting from distributions to shareholders	(3,709,908)	(4,938,605)		(867,048)	(301,191)		(2,419,067)	(2,052,256)

Capital stock transactions:
Proceeds from sale of shares	10,171,530	17,210,809		2,830,751	4,959,205		10,184,433	14,385,642
Net asset value of shares issued to shareholders in payment of distributions declared	3,709,908	4,938,605		867,048	301,191		2,419,067	2,052,256
Cost of shares redeemed	(32,453,631)	(17,723,164)		(13,887,877)	(3,856,826)		(21,461,622)	(11,656,291)

Change in net assets resulting from capital stock transactions	(18,572,193)	4,426,250		(10,190,078)	1,403,570		(8,858,122)	4,781,607

Change in net assets	(13,982,977)	3,343,212		(9,242,907)	2,125,001		(5,525,590)	5,472,136

Net assets:
Beginning of period	66,580,463	63,237,251		17,170,868	15,045,867		45,213,801	39,741,665

End of period	$52,597,486	$66,580,463		$7,927,961	$17,170,868		$39,688,211	$45,213,801

Undistributed net investment income included in net assets at end of period	$256,257	$258,534		$52,210	$71,911		$183,185	$163,919

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

(See Notes which are an integral part of the Financial Statements)

35

Statements of Changes in Net Assets	BMO Funds

	2055 Fund			Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$112,386	$76,177		$2,399,251	$3,533,339	$2,148,214	$3,109,459
Net realized gain (loss) on investments	186,917	(2,889)		5,967,792	13,546	5,316,154	1,358,330
Net change in unrealized appreciation (depreciation) on investments	797,022	409,023		(2,480,117)	3,687,614	1,771,140	2,959,296

Change in net assets resulting from operations	1,096,325	482,311		5,886,926	7,234,499	9,235,508	7,427,085

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(5,113)	(15,495)		(392,079)	(507,382)	(261,497)	(392,348)
Institutional class of shares	—	(2,838	)(1)	(813,572)	(759,470)	(289,008)	(383,423)
Retirement class R-3 of shares	(5,867)	(3,993)		(152,724)	(146,369)	(256,521)	(253,918)
Retirement class R-6 of shares	(110,946)	(51,903)		(2,551,270)	(2,356,604)	(2,444,589)	(2,429,323)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(15,407)	(6,757)		(3,300)	(428,827)	(162,234)	(636,841)
Institutional class of shares	—	(1,095	)(1)	(6,026)	(572,126)	(157,323)	(533,972)
Retirement class R-3 of shares	(18,291)	(2,123)		(1,394)	(145,688)	(175,521)	(513,289)
Retirement class R-6 of shares	(231,583)	(18,378)		(17,954)	(1,676,948)	(1,241,608)	(3,181,486)

Change in net assets resulting from distributions to shareholders	(387,207)	(102,582)		(3,938,319)	(6,593,414)	(4,988,301)	(8,324,600)

Capital stock transactions:
Proceeds from sale of shares	3,302,459	6,158,439		16,844,101	14,963,101	21,818,957	30,045,053
Net asset value of shares issued to shareholders in payment of distributions declared	384,898	102,582		3,938,319	6,593,414	4,988,301	8,324,600
Cost of shares redeemed	(4,943,591)	(3,331,016)		(91,814,964)	(26,142,752)	(59,025,227)	(52,533,067)

Change in net assets resulting from capital stock transactions	(1,256,234)	2,930,005		(71,032,544)	(4,586,237)	(32,217,969)	(14,163,414)

Change in net assets	(547,116)	3,309,734		(69,083,937)	(3,945,152)	(27,970,762)	(15,060,929)

Net assets:
Beginning of period	7,753,195	4,443,461		143,018,326	146,963,478	139,130,878	154,191,807

End of period	$7,206,079	$7,753,195		$73,934,389	$143,018,326	$111,160,116	$139,130,878

Undistributed net investment income included in net assets at end of period	$36,833	$26,603		$1,337,631	$2,221,712	$1,135,807	$1,741,198

(1) Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

(See Notes which are an integral part of the Financial Statements)

36

Statements of Changes in Net Assets	BMO Funds

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Change in net assets resulting from:

Operations:
Net investment income	$6,172,823	$8,458,691	$1,771,157	$1,940,498	$2,527,808	$2,825,928
Net realized gain on investments	32,055,528	22,380,911	8,216,993	4,507,622	22,285,028	14,730,732
Net change in unrealized appreciation (depreciation) on investments	3,277,801	(5,627,353)	7,336,431	864,287	4,477,343	(5,891,402)

Change in net assets resulting from operations	41,506,152	25,212,249	17,324,581	7,312,407	29,290,179	11,665,258

Distributions to shareholders:
Distributions to shareholders from net investment income:
Investor class of shares	(1,887,442)	(2,670,667)	(293,423)	(594,557)	(444,228)	(947,452)
Institutional class of shares	(1,543,662)	(1,639,131)	(170,199)	(281,588)	(306,784)	(528,389)
Retirement class R-3 of shares	(417,940)	(571,392)	(160,972)	(392,670)	(181,480)	(232,515)
Retirement class R-6 of shares	(4,927,720)	(5,290,678)	(1,340,617)	(1,388,142)	(1,802,775)	(2,050,840)
Distributions to shareholders from net realized gain on investments:
Investor class of shares	(5,403,978)	(10,179,207)	(1,064,644)	(2,245,206)	(3,575,428)	(4,638,293)
Institutional class of shares	(3,791,371)	(5,371,935)	(491,722)	(889,202)	(1,848,747)	(2,052,379)
Retirement class R-3 of shares	(1,439,192)	(2,566,382)	(844,909)	(1,711,464)	(1,664,710)	(1,422,315)
Retirement class R-6 of shares	(11,266,539)	(16,132,271)	(3,505,544)	(4,043,597)	(9,629,541)	(7,266,289)

Change in net assets resulting from distributions to shareholders	(30,677,844)	(44,421,663)	(7,872,030)	(11,546,426)	(19,453,693)	(19,138,472)

Capital stock transactions:
Proceeds from sale of shares	65,025,586	75,534,959	30,658,746	28,369,925	35,561,036	37,575,365
Net asset value of shares issued to shareholders in payment of distributions declared	30,301,890	44,421,663	7,872,030	11,546,426	19,453,693	19,138,472
Cost of shares redeemed	(201,885,039)	(158,195,784)	(59,108,452)	(50,472,757)	(108,341,684)	(81,701,480)

Change in net assets resulting from capital stock transactions	(106,557,563)	(38,239,162)	(20,577,676)	(10,556,406)	(53,326,955)	(24,987,643)

Change in net assets	(95,729,255)	(57,448,576)	(11,125,125)	(14,790,425)	(43,490,469)	(32,460,857)

Net assets:
Beginning of period	467,406,127	524,854,703	140,114,788	154,905,213	218,884,402	251,345,259

End of period	$371,676,872	$467,406,127	$128,989,663	$140,114,788	$175,393,933	$218,884,402

Undistributed net investment income included in net assets at end of period	$2,882,312	$4,060,170	$775,028	$622,699	$921,601	$667,893

(See Notes which are an integral part of the Financial Statements)

37

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
In-Retirement Fund
2017	$9.54	$0.18	$0.39	$0.57	$(0.23)	$(0.49)	$(0.72)	$9.39	6.52%	1.42%	0.33%	1.65%	$3,461	26%
2016	10.02	0.22	0.27	0.49	(0.24)	(0.73)	(0.97)	9.54	5.45	1.25	0.33	2.02	3,469	44
2015	11.05	0.24	(0.44)	(0.20)	(0.29)	(0.54)	(0.83)	10.02	(1.94)	1.03	0.33	1.96	4,804	53
2014	10.00	0.20	0.99	1.19	(0.12)	(0.02)	(0.14)	11.05	12.03	1.08	0.33	1.92	7,120	45
2015 Fund
2017	10.66	0.34	0.53	0.87	(0.21)	—	(0.21)	11.32	8.33	4.29	0.33	1.47	411	72
2016	10.44	0.19	0.39	0.58	(0.25)	(0.11)	(0.36)	10.66	5.76	4.07	0.33	1.80	689	49
2015	10.74	0.11	(0.35)	(0.24)	(0.06)	—	(0.06)	10.44	(2.27)	4.21	0.33	1.54	632	83
2014(5)	10.00	0.02	0.72	0.74	—	—	—	10.74	7.40	73.54	0.33	1.23	229	29
2020 Fund
2017	10.21	0.17	0.81	0.98	(0.19)	(0.48)	(0.67)	10.52	10.17	0.63	0.33	1.45	17,810	23
2016	10.49	0.17	0.41	0.58	(0.22)	(0.64)	(0.86)	10.21	5.96	0.63	0.33	1.67	18,913	39
2015	11.34	0.18	(0.46)	(0.28)	(0.25)	(0.32)	(0.57)	10.49	(2.58)	0.59	0.33	1.64	21,331	37
2014	10.00	0.18	1.35	1.53	(0.15)	(0.04)	(0.19)	11.34	15.43	0.63	0.33	1.72	32,064	35
2025 Fund
2017	10.74	0.12	1.10	1.22	(0.16)	(0.19)	(0.35)	11.61	11.76	1.04	0.33	1.12	933	31
2016	10.42	0.15	0.44	0.59	(0.18)	(0.09)	(0.27)	10.74	5.78	1.01	0.33	1.78	674	33
2015	10.78	0.06	(0.37)	(0.31)	(0.05)	—	(0.05)	10.42	(2.89)	1.26	0.33	1.04	1,676	53
2014(5)	10.00	0.01	0.77	0.78	—	—	—	10.78	7.80	24.60	0.33	0.56	289	22
2030 Fund
2017	10.79	0.15	1.18	1.33	(0.15)	(0.42)	(0.57)	11.55	12.89	0.61	0.37	1.25	19,498	25
2016	10.84	0.14	0.45	0.59	(0.18)	(0.46)	(0.64)	10.79	5.75	0.61	0.37	1.37	19,681	33
2015	11.61	0.15	(0.49)	(0.34)	(0.18)	(0.25)	(0.43)	10.84	(3.07)	0.59	0.37	1.30	23,332	45
2014	10.00	0.15	1.66	1.81	(0.18)	(0.02)	(0.20)	11.61	18.26	0.66	0.37	1.40	33,059	29
2035 Fund
2017	10.73	0.10	1.33	1.43	(0.14)	(0.32)	(0.46)	11.70	13.85	1.13	0.37	0.91	734	32
2016	10.33	0.10	0.49	0.59	(0.15)	(0.04)	(0.19)	10.73	5.84	1.02	0.37	1.35	659	29
2015	10.71	0.01	(0.38)	(0.37)	(0.01)	—	(0.01)	10.33	(3.43)	1.29	0.37	0.26	870	96
2014(5)	10.00	0.00	0.71	0.71	—	—	—	10.71	7.10	23.63	0.37	0.16	348	29
2040 Fund
2017	10.68	0.16	1.32	1.48	(0.13)	(0.47)	(0.60)	11.56	14.59	0.73	0.36	1.30	11,098	24
2016	10.92	0.12	0.47	0.59	(0.16)	(0.67)	(0.83)	10.68	5.74	0.71	0.36	1.18	13,370	31
2015	11.75	0.12	(0.51)	(0.39)	(0.20)	(0.24)	(0.44)	10.92	(3.46)	0.67	0.36	1.14	12,852	36
2014	10.00	0.14	1.82	1.96	(0.19)	(0.02)	(0.21)	11.75	19.81	0.76	0.36	1.45	18,090	22
2045 Fund
2017(7)	10.92	0.11	1.41	1.52	(0.13)	(0.38)	(0.51)	11.93	14.58	1.72	0.36	1.03	911	31
2016	10.48	0.09	0.53	0.62	(0.15)	(0.03)	(0.18)	10.92	6.02	1.53	0.36	1.33	868	32
2015	10.84	(0.01)	(0.34)	(0.35)	(0.01)	—	(0.01)	10.48	(3.27)	2.14	0.36	0.26	1,142	95
2014(5)	10.00	0.00	0.84	0.84	—	—	—	10.84	8.40	33.37	0.36	0.04	154	35
2050 Fund
2017	11.05	0.21	1.34	1.55	(0.13)	(0.48)	(0.61)	11.99	14.67	0.85	0.36	1.55	8,400	27
2016	10.96	0.13	0.50	0.63	(0.16)	(0.38)	(0.54)	11.05	5.98	0.86	0.36	1.15	10,382	29
2015	11.76	0.12	(0.50)	(0.38)	(0.19)	(0.23)	(0.42)	10.96	(3.37)	0.84	0.36	1.06	10,275	39
2014	10.00	0.14	1.81	1.95	(0.17)	(0.02)	(0.19)	11.76	19.69	1.08	0.36	1.36	11,231	28
2055 Fund
2017	10.85	0.11	1.40	1.51	(0.12)	(0.34)	(0.46)	11.90	14.39	2.56	0.36	0.91	551	56
2016	10.41	0.09	0.54	0.63	(0.13)	(0.06)	(0.19)	10.85	6.15	3.32	0.36	1.46	410	38
2015	10.85	0.06	(0.42)	(0.36)	(0.06)	(0.02)	(0.08)	10.41	(3.33)	6.91	0.36	0.57	1,049	61
2014(5)	10.00	0.00	0.85	0.85	—	—	—	10.85	8.50	50.05	0.36	0.07	143	123

(See Notes which are an integral part of the Financial Statements)

38

Financial Highlights—Investor Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
Conservative Allocation Fund
2017	$9.80	$0.18	$0.28	$0.46	$(0.24)	$(0.00)	$(0.24)	$10.02	4.83%	0.58%	0.33%	1.55%	$15,531	40%
2016	9.76	0.25	0.21	0.46	(0.23)	(0.19)	(0.42)	9.80	4.98	0.56	0.33	2.23	17,919	31
2015	10.14	0.20	(0.34)	(0.14)	(0.16)	(0.08)	(0.24)	9.76	(1.37)	0.57	0.33	1.97	23,598	39
2014(6)	10.00	0.03	0.11	0.14	—	—	—	10.14	1.40	0.60	0.33	1.17	25,931	10
Moderate Allocation Fund
2017	9.72	0.17	0.55	0.72	(0.22)	(0.14)	(0.36)	10.08	7.59	0.58	0.30	1.43	7,777	39
2016	9.78	0.24	0.23	0.47	(0.20)	(0.33)	(0.53)	9.72	5.13	0.56	0.30	1.92	13,119	38
2015	10.20	0.17	(0.36)	(0.19)	(0.17)	(0.06)	(0.23)	9.78	(1.89)	0.57	0.30	1.72	22,595	30
2014(6)	10.00	0.04	0.16	0.20	—	—	—	10.20	2.00	0.60	0.30	1.60	24,928	8
Balanced Allocation Fund
2017	9.42	0.13	0.79	0.92	(0.18)	(0.51)	(0.69)	9.65	10.33	0.48	0.33	1.19	101,517	35
2016	9.78	0.15	0.32	0.47	(0.17)	(0.66)	(0.83)	9.42	5.23	0.47	0.33	1.54	110,814	33
2015	10.26	0.15	(0.39)	(0.24)	(0.17)	(0.07)	(0.24)	9.78	(2.41)	0.47	0.33	1.38	157,207	29
2014(6)	10.00	0.03	0.23	0.26	—	—	—	10.26	2.60	0.47	0.33	1.14	184,860	6
Growth Allocation Fund
2017	9.57	0.10	1.11	1.21	(0.12)	(0.43)	(0.55)	10.23	13.27	0.57	0.30	1.10	16,758	42
2016	9.82	0.12	0.37	0.49	(0.16)	(0.58)	(0.74)	9.57	5.28	0.56	0.30	1.22	24,691	38
2015	10.31	0.11	(0.41)	(0.30)	(0.16)	(0.03)	(0.19)	9.82	(2.95)	0.57	0.30	1.10	43,023	20
2014(6)	10.00	0.02	0.29	0.31	—	—	—	10.31	3.10	0.60	0.30	0.73	46,520	6
Aggressive Allocation Fund
2017	9.56	0.11	1.27	1.38	(0.10)	(0.83)	(0.93)	10.01	15.60	0.53	0.33	1.03	37,632	33
2016	9.85	0.10	0.38	0.48	(0.13)	(0.64)	(0.77)	9.56	5.14	0.52	0.33	1.04	52,260	33
2015	10.36	0.12	(0.41)	(0.29)	(0.18)	(0.04)	(0.22)	9.85	(2.79)	0.53	0.34	0.73	83,064	44
2014(6)	10.00	0.01	0.35	0.36	—	—	—	10.36	3.60	0.58	0.36	0.42	63,049	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

39

Financial Highlights—Institutional Class of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (2)
Conservative Allocation Fund
2017	$9.81	$0.18	$0.30	$0.48	$(0.27)	$(0.00)	$(0.27)	$10.02	5.07%	0.33%	0.08%	1.78%	$26,464	40%
2016	9.77	0.24	0.25	0.49	(0.26)	(0.19)	(0.45)	9.81	5.29	0.31	0.08	2.46	29,479	31
2015	10.15	0.23	(0.35)	(0.12)	(0.17)	(0.09)	(0.26)	9.77	(1.22)	0.32	0.08	2.23	29,104	39
2014(5)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.35	0.08	1.41	29,082	10
Moderate Allocation Fund
2017	9.73	0.17	0.57	0.74	(0.25)	(0.14)	(0.39)	10.08	7.82	0.33	0.05	1.66	9,375	39
2016	9.79	0.23	0.28	0.51	(0.24)	(0.33)	(0.57)	9.73	5.50	0.31	0.05	2.15	11,990	38
2015	10.21	0.21	(0.38)	(0.17)	(0.18)	(0.07)	(0.25)	9.79	(1.75)	0.32	0.05	1.95	16,112	30
2014(5)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.35	0.05	1.82	17,704	8
Balanced Allocation Fund
2017	9.43	0.13	0.81	0.94	(0.20)	(0.51)	(0.71)	9.66	10.67	0.23	0.08	1.42	52,821	35
2016	9.79	0.17	0.33	0.50	(0.20)	(0.66)	(0.86)	9.43	5.54	0.22	0.08	1.73	74,515	33
2015	10.26	0.17	(0.39)	(0.22)	(0.19)	(0.06)	(0.25)	9.79	(2.17)	0.22	0.08	1.59	81,475	29
2014(5)	10.00	0.04	0.22	0.26	—	—	—	10.26	2.60	0.22	0.08	1.39	79,584	6
Growth Allocation Fund
2017	9.58	0.09	1.14	1.23	(0.15)	(0.43)	(0.58)	10.23	13.51	0.32	0.05	1.15	8,969	42
2016	9.84	0.14	0.37	0.51	(0.19)	(0.58)	(0.77)	9.58	5.50	0.31	0.05	1.48	9,696	38
2015	10.32	0.15	(0.42)	(0.27)	(0.18)	(0.03)	(0.21)	9.84	(2.72)	0.32	0.05	1.32	15,252	20
2014(5)	10.00	0.02	0.30	0.32	—	—	—	10.32	3.20	0.35	0.05	0.96	18,598	6
Aggressive Allocation Fund
2017	9.57	0.14	1.25	1.39	(0.13)	(0.83)	(0.96)	10.00	15.79	0.28	0.08	1.29	14,685	33
2016	9.87	0.11	0.39	0.50	(0.16)	(0.64)	(0.80)	9.57	5.41	0.27	0.08	1.31	24,026	33
2015	10.37	0.14	(0.40)	(0.26)	(0.19)	(0.05)	(0.24)	9.87	(2.55)	0.28	0.09	1.06	31,770	44
2014(5)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.33	0.11	0.66	27,401	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.

(See Notes which are an integral part of the Financial Statements)

40

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
In-Retirement Fund
2017	$9.54	$0.32	$0.25	$0.57	$(0.20)	$(0.49)	$(0.69)	$9.42	6.39%	1.67%	0.58%	1.57%	$634	26%
2016	10.01	0.19	0.28	0.47	(0.21)	(0.73)	(0.94)	9.54	5.19	1.50	0.58	1.77	1,720	44
2015	11.03	0.19	(0.42)	(0.23)	(0.26)	(0.53)	(0.79)	10.01	(2.24)	1.28	0.58	1.76	2,149	53
2014	10.00	0.19	0.98	1.17	(0.12)	(0.02)	(0.14)	11.03	11.74	1.33	0.58	1.64	4,283	45
2015 Fund
2017	10.65	0.14	0.70	0.84	(0.19)	—	(0.19)	11.30	8.07	4.54	0.58	1.31	114	72
2016	10.41	0.26	0.30	0.56	(0.21)	(0.11)	(0.32)	10.65	5.57	4.32	0.58	1.75	136	49
2015	10.72	0.09	(0.36)	(0.27)	(0.04)	—	(0.04)	10.41	(2.50)	4.46	0.58	1.33	221	83
2014(5)	10.00	0.03	0.69	0.72	—	—	—	10.72	7.20	73.79	0.58	1.18	105	29
2020 Fund
2017	10.22	0.16	0.79	0.95	(0.16)	(0.48)	(0.64)	10.53	9.87	0.88	0.58	1.32	6,813	23
2016	10.48	0.17	0.39	0.56	(0.18)	(0.64)	(0.82)	10.22	5.74	0.88	0.58	1.44	11,985	39
2015	11.33	0.17	(0.48)	(0.31)	(0.22)	(0.32)	(0.54)	10.48	(2.88)	0.84	0.58	1.39	15,177	37
2014	10.00	0.15	1.36	1.51	(0.14)	(0.04)	(0.18)	11.33	15.23	0.88	0.58	1.28	23,025	35
2025 Fund
2017	10.69	0.24	0.97	1.21	(0.15)	(0.19)	(0.34)	11.56	11.66	1.29	0.58	1.17	150	31
2016	10.38	0.14	0.42	0.56	(0.16)	(0.09)	(0.25)	10.69	5.49	1.26	0.58	1.30	1,053	33
2015	10.76	0.03	(0.36)	(0.33)	(0.05)	—	(0.05)	10.38	(3.06)	1.51	0.58	0.74	1,388	53
2014(5)	10.00	0.04	0.72	0.76	—	—	—	10.76	7.60	24.85	0.58	0.59	2	22
2030 Fund
2017	10.78	0.14	1.17	1.31	(0.12)	(0.42)	(0.54)	11.55	12.70	0.86	0.62	1.13	6,316	25
2016	10.82	0.12	0.45	0.57	(0.15)	(0.46)	(0.61)	10.78	5.53	0.86	0.62	1.15	9,875	33
2015	11.59	0.13	(0.51)	(0.38)	(0.14)	(0.25)	(0.39)	10.82	(3.39)	0.84	0.62	1.09	12,812	45
2014	10.00	0.13	1.65	1.78	(0.17)	(0.02)	(0.19)	11.59	17.98	0.91	0.62	1.21	20,329	29
2035 Fund
2017	10.67	0.11	1.29	1.40	(0.12)	(0.32)	(0.44)	11.63	13.59	1.38	0.62	0.99	120	32
2016	10.27	0.12	0.44	0.56	(0.12)	(0.04)	(0.16)	10.67	5.55	1.27	0.62	1.06	492	29
2015	10.68	(0.03)	(0.36)	(0.39)	(0.02)	—	(0.02)	10.27	(3.65)	1.54	0.62	(0.13)	734	96
2014(5)	10.00	0.01	0.67	0.68	—	—	—	10.68	6.80	23.88	0.62	0.19	3	29
2040 Fund
2017	10.69	0.19	1.26	1.45	(0.10)	(0.47)	(0.57)	11.57	14.17	0.98	0.61	1.22	2,555	24
2016	10.91	0.12	0.44	0.56	(0.11)	(0.67)	(0.78)	10.69	5.48	0.96	0.61	1.06	4,991	31
2015	11.72	0.10	(0.50)	(0.40)	(0.17)	(0.24)	(0.41)	10.91	(3.57)	0.92	0.61	0.92	7,748	36
2014	10.00	0.11	1.82	1.93	(0.19)	(0.02)	(0.21)	11.72	19.42	1.01	0.61	0.97	11,429	22
2045 Fund
2017(7)	10.87	0.09	1.41	1.50	(0.12)	(0.38)	(0.50)	11.87	14.35	1.97	0.61	0.80	53	31
2016	10.42	0.13	0.46	0.59	(0.11)	(0.03)	(0.14)	10.87	5.74	1.78	0.61	1.02	426	32
2015	10.82	(0.07)	(0.31)	(0.38)	(0.02)	—	(0.02)	10.42	(3.53)	2.39	0.61	(0.90)	746	95
2014(5)	10.00	0.00	0.82	0.82	—	—	—	10.82	8.20	33.62	0.61	0.01	3	35
2050 Fund
2017	11.04	0.14	1.38	1.52	(0.11)	(0.48)	(0.59)	11.97	14.38	1.10	0.61	1.07	3,115	27
2016	10.95	0.10	0.50	0.60	(0.13)	(0.38)	(0.51)	11.04	5.66	1.11	0.61	0.98	4,515	29
2015	11.74	0.09	(0.50)	(0.41)	(0.15)	(0.23)	(0.38)	10.95	(3.57)	1.09	0.61	0.81	5,072	39
2014	10.00	0.11	1.82	1.93	(0.17)	(0.02)	(0.19)	11.74	19.40	1.33	0.61	0.87	6,826	28
2055 Fund
2017	10.80	0.07	1.41	1.48	(0.11)	(0.34)	(0.45)	11.83	14.22	2.81	0.61	1.09	94	56
2016	10.38	0.09	0.50	0.59	(0.11)	(0.06)	(0.17)	10.80	5.73	3.57	0.61	0.82	477	38
2015	10.84	0.03	(0.41)	(0.38)	(0.06)	(0.02)	(0.08)	10.38	(3.55)	7.16	0.61	0.14	395	61
2014(5)	10.00	0.01	0.83	0.84	—	—	—	10.84	8.40	50.30	0.61	0.44	54	123

(See Notes which are an integral part of the Financial Statements)

41

Financial Highlights—Retirement Class R-3 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)	Net investment income (loss) (2)
Conservative Allocation Fund
2017	$9.80	$0.13	$0.30	$0.43	$(0.22)	$(0.00)	$(0.22)	$10.01	4.52%	0.83%	0.58%	1.34%	$3,012	40%
2016	9.74	0.21	0.24	0.45	(0.20)	(0.19)	(0.39)	9.80	4.82	0.81	0.58	1.97	6,802	31
2015	10.14	0.20	(0.37)	(0.17)	(0.15)	(0.08)	(0.23)	9.74	(1.72)	0.82	0.58	1.74	7,624	39
2014(6)	10.00	0.02	0.12	0.14	—	—	—	10.14	1.40	0.85	0.58	0.91	11,583	10
Moderate Allocation Fund
2017	9.72	0.11	0.58	0.69	(0.19)	(0.14)	(0.33)	10.08	7.37	0.83	0.55	1.10	13,725	39
2016	9.76	0.26	0.19	0.45	(0.16)	(0.33)	(0.49)	9.72	4.90	0.81	0.55	1.65	12,695	38
2015	10.20	0.15	(0.37)	(0.22)	(0.16)	(0.06)	(0.22)	9.76	(2.23)	0.82	0.55	1.45	22,279	30
2014(6)	10.00	0.03	0.17	0.20	—	—	—	10.20	2.00	0.85	0.55	1.33	19,949	8
Balanced Allocation Fund
2017	9.40	0.09	0.80	0.89	(0.14)	(0.51)	(0.65)	9.64	10.11	0.73	0.58	0.92	23,649	35
2016	9.76	0.13	0.31	0.44	(0.14)	(0.66)	(0.80)	9.40	4.94	0.72	0.58	1.28	29,095	33
2015	10.25	0.12	(0.38)	(0.26)	(0.16)	(0.07)	(0.23)	9.76	(2.64)	0.72	0.58	1.15	38,677	29
2014(6)	10.00	0.02	0.23	0.25	—	—	—	10.25	2.50	0.72	0.58	0.89	44,647	6
Growth Allocation Fund
2017	9.55	0.10	1.08	1.18	(0.08)	(0.43)	(0.51)	10.22	12.96	0.82	0.55	0.85	18,846	42
2016	9.81	0.09	0.37	0.46	(0.14)	(0.58)	(0.72)	9.55	4.95	0.81	0.55	0.91	25,876	38
2015	10.30	0.09	(0.40)	(0.31)	(0.15)	(0.03)	(0.18)	9.81	(3.10)	0.82	0.55	0.83	28,903	20
2014(6)	10.00	0.01	0.29	0.30	—	—	—	10.30	3.00	0.85	0.55	0.46	31,065	6
Aggressive Allocation Fund
2017	9.55	0.06	1.29	1.35	(0.09)	(0.83)	(0.92)	9.98	15.24	0.78	0.58	0.63	17,152	33
2016	9.84	0.07	0.38	0.45	(0.10)	(0.64)	(0.74)	9.55	4.87	0.77	0.58	0.77	19,395	33
2015	10.35	0.10	(0.40)	(0.30)	(0.17)	(0.04)	(0.21)	9.84	(2.94)	0.78	0.59	0.48	22,578	44
2014(6)	10.00	0.00	0.35	0.35	—	—	—	10.35	3.50	0.83	0.61	0.16	16,200	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

42

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (2)
In-Retirement Fund
2017	$9.55	$0.22	$0.40	$0.62	$(0.28)	$(0.49)	$(0.77)	$9.40	7.04%	1.02%	0.00%	2.11%	$10,885	26%
2016	10.05	0.26	0.27	0.53	(0.30)	(0.73)	(1.03)	9.55	5.85	0.85	0.00	2.37	16,406	44
2015	11.08	0.29	(0.45)	(0.16)	(0.34)	(0.53)	(0.87)	10.05	(1.54)	0.63	0.00	2.35	16,611	53
2014	10.00	0.25	0.99	1.24	(0.14)	(0.02)	(0.16)	11.08	12.47	0.68	0.00	2.31	20,128	45
2015 Fund
2017	10.73	0.19	0.73	0.92	(0.26)	—	(0.26)	11.39	8.80	3.89	0.00	1.97	3,390	72
2016	10.50	0.25	0.38	0.63	(0.29)	(0.11)	(0.40)	10.73	6.22	3.67	0.00	2.21	3,744	49
2015	10.78	0.13	(0.34)	(0.21)	(0.07)	—	(0.07)	10.50	(1.92)	3.81	0.00	1.94	4,234	83
2014(5)	10.00	0.08	0.70	0.78	—	—	—	10.78	7.80	73.14	0.00	1.75	174	29
2020 Fund
2017	10.23	0.19	0.83	1.02	(0.23)	(0.48)	(0.71)	10.54	10.66	0.23	0.00	1.76	56,024	23
2016	10.52	0.21	0.41	0.62	(0.27)	(0.64)	(0.91)	10.23	6.39	0.23	0.00	2.01	62,358	39
2015	11.38	0.25	(0.50)	(0.25)	(0.29)	(0.32)	(0.61)	10.52	(2.28)	0.19	0.00	1.98	53,085	37
2014	10.00	0.22	1.36	1.58	(0.16)	(0.04)	(0.20)	11.38	15.98	0.23	0.00	1.97	59,502	35
2025 Fund
2017	10.81	0.17	1.11	1.28	(0.22)	(0.19)	(0.41)	11.68	12.20	0.64	0.00	1.75	20,473	31
2016	10.48	0.19	0.44	0.63	(0.21)	(0.09)	(0.30)	10.81	6.15	0.61	0.00	1.83	28,905	33
2015	10.81	0.09	(0.35)	(0.26)	(0.07)	—	(0.07)	10.48	(2.45)	0.86	0.00	1.48	26,042	53
2014(5)	10.00	0.05	0.76	0.81	—	—	—	10.81	8.10	24.20	0.00	1.39	1,363	22
2030 Fund
2017	10.81	0.16	1.22	1.38	(0.20)	(0.42)	(0.62)	11.57	13.38	0.21	0.00	1.48	66,995	25
2016	10.87	0.19	0.45	0.64	(0.24)	(0.46)	(0.70)	10.81	6.21	0.21	0.00	1.66	73,828	33
2015	11.64	0.16	(0.46)	(0.30)	(0.22)	(0.25)	(0.47)	10.87	(2.70)	0.19	0.00	1.57	60,302	45
2014	10.00	0.19	1.66	1.85	(0.19)	(0.02)	(0.21)	11.64	18.70	0.26	0.00	1.50	48,829	29
2035 Fund
2017	10.79	0.14	1.34	1.48	(0.18)	(0.32)	(0.50)	11.77	14.31	0.73	0.00	1.70	12,216	32
2016	10.38	0.17	0.47	0.64	(0.19)	(0.04)	(0.23)	10.79	6.26	0.62	0.00	1.57	30,132	29
2015	10.73	0.04	(0.36)	(0.32)	(0.03)	—	(0.03)	10.38	(2.99)	0.89	0.00	0.97	27,613	96
2014(5)	10.00	0.04	0.69	0.73	—	—	—	10.73	7.30	23.23	0.00	1.06	1,201	29
2040 Fund
2017	10.71	0.14	1.38	1.52	(0.18)	(0.47)	(0.65)	11.58	14.98	0.33	0.00	1.40	38,944	24
2016	10.96	0.17	0.46	0.63	(0.21)	(0.67)	(0.88)	10.71	6.17	0.31	0.00	1.51	48,219	31
2015	11.78	0.16	(0.50)	(0.34)	(0.24)	(0.24)	(0.48)	10.96	(2.98)	0.27	0.00	1.45	40,193	36
2014	10.00	0.18	1.83	2.01	(0.21)	(0.02)	(0.23)	11.78	20.26	0.36	0.00	1.39	39,760	22
2045 Fund
2017(8)	10.98	0.19	1.39	1.58	(0.18)	(0.38)	(0.56)	12.00	15.08	1.32	0.00	1.71	6,964	31
2016	10.53	0.16	0.50	0.66	(0.18)	(0.03)	(0.21)	10.98	6.38	1.13	0.00	1.48	15,877	32
2015	10.87	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)	10.53	(2.91)	1.74	0.00	0.85	13,046	95
2014(5)	10.00	0.04	0.83	0.87	—	—	—	10.87	8.70	32.97	0.00	0.93	895	35
2050 Fund
2017	11.08	0.14	1.45	1.59	(0.19)	(0.48)	(0.67)	12.00	15.09	0.45	0.00	1.28	28,173	27
2016	11.00	0.17	0.50	0.67	(0.21)	(0.38)	(0.59)	11.08	6.37	0.46	0.00	1.48	30,317	29
2015	11.80	0.14	(0.48)	(0.34)	(0.23)	(0.23)	(0.46)	11.00	(2.99)	0.44	0.00	1.37	22,487	39
2014	10.00	0.18	1.83	2.01	(0.19)	(0.02)	(0.21)	11.80	20.24	0.68	0.00	1.39	17,346	28
2055 Fund
2017	10.91	0.16	1.41	1.57	(0.17)	(0.34)	(0.51)	11.97	14.93	2.16	0.00	1.53	6,561	56
2016	10.47	0.15	0.51	0.66	(0.16)	(0.06)	(0.22)	10.91	6.43	2.92	0.00	1.30	6,866	38
2015	10.89	0.07	(0.39)	(0.32)	(0.08)	(0.02)	(0.10)	10.47	(2.96)	6.51	0.00	0.90	2,809	61
2014(5)	10.00	0.03	0.86	0.89	—	—	—	10.89	8.90	49.65	0.00	0.84	477	123

(See Notes which are an integral part of the Financial Statements)

43

Financial Highlights—Retirement Class R-6 of Shares (For a share outstanding throughout each period)

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return (1)(3)	Ratios to Average Net Assets (4)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
										Gross Expenses	Net Expenses (2)(7)	Net investment income (2)
Conservative Allocation Fund
2017	$9.82	$0.27	$0.23	$0.50	$(0.29)	$(0.00)	$(0.29)	$10.03	5.22%	0.18%	0.00%	1.96%	$28,927	40%
2016	9.79	0.25	0.24	0.49	(0.27)	(0.19)	(0.46)	9.82	5.34	0.16	0.00	2.61	88,818	31
2015	10.15	0.25	(0.34)	(0.09)	(0.19)	(0.08)	(0.27)	9.79	(0.94)	0.17	0.00	2.38	86,637	39
2014(6)	10.00	0.04	0.11	0.15	—	—	—	10.15	1.50	0.20	0.00	1.57	92,207	10
Moderate Allocation Fund
2017	9.74	0.21	0.54	0.75	(0.26)	(0.14)	(0.40)	10.09	8.02	0.18	0.00	1.83	80,283	39
2016	9.80	0.22	0.30	0.52	(0.25)	(0.33)	(0.58)	9.74	5.67	0.16	0.00	2.27	101,327	38
2015	10.21	0.21	(0.37)	(0.16)	(0.19)	(0.06)	(0.25)	9.80	(1.56)	0.17	0.00	2.11	93,206	30
2014(6)	10.00	0.05	0.16	0.21	—	—	—	10.21	2.10	0.20	0.00	1.99	95,654	8
Balanced Allocation Fund
2017	9.44	0.19	0.76	0.95	(0.22)	(0.51)	(0.73)	9.66	10.73	0.08	0.00	1.67	193,690	35
2016	9.80	0.18	0.33	0.51	(0.21)	(0.66)	(0.87)	9.44	5.70	0.07	0.00	1.87	252,982	33
2015	10.27	0.18	(0.39)	(0.21)	(0.19)	(0.07)	(0.26)	9.80	(2.08)	0.07	0.00	1.78	247,496	29
2014(6)	10.00	0.04	0.23	0.27	—	—	—	10.27	2.70	0.07	0.00	1.54	284,021	6
Growth Allocation Fund
2017	9.59	0.16	1.09	1.25	(0.17)	(0.43)	(0.60)	10.24	13.69	0.17	0.00	1.49	84,417	42
2016	9.85	0.15	0.37	0.52	(0.20)	(0.58)	(0.78)	9.59	5.67	0.16	0.00	1.51	79,852	38
2015	10.32	0.16	(0.41)	(0.25)	(0.19)	(0.03)	(0.22)	9.85	(2.52)	0.17	0.00	1.47	67,727	20
2014(6)	10.00	0.03	0.29	0.32	—	—	—	10.32	3.20	0.20	0.00	1.11	56,647	6
Aggressive Allocation Fund
2017	9.58	0.15	1.26	1.41	(0.15)	(0.83)	(0.98)	10.01	16.00	0.13	0.00	1.43	105,925	33
2016	9.88	0.14	0.38	0.52	(0.18)	(0.64)	(0.82)	9.58	5.58	0.12	0.00	1.38	123,203	33
2015	10.37	0.17	(0.41)	(0.24)	(0.21)	(0.04)	(0.25)	9.88	(2.37)	0.12	0.00	1.12	113,933	44
2014(6)	10.00	0.02	0.35	0.37	—	—	—	10.37	3.70	0.18	0.00	0.82	73,040	3

(1)	Based on net asset value as of end of period date.
(2)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year. Excludes acquired fund fees and expenses of underlying funds.
(5)	Reflects operations for the period from December 27, 2013 (inception date) to August 31, 2014.
(6)	Reflects operations for the period from May 30, 2014 (inception date) to August 31, 2014.
(7)	Please refer to Note 5, subsection Investment Adviser Fee and Other Transactions with Affiliates, in the Notes to Financial Statements.
(8)	Calculated using the average shares method.

(See Notes which are an integral part of the Financial Statements)

44

August 31, 2017

Notes to Financial Statements	BMO Funds

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of August 31, 2017, the Corporation consisted of 43 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this annual report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 28 other portfolios whose annual report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund approaches its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

The target investment allocation for each of the Target Risk Funds, based on each Fund’s total assets, is set forth below.

Target Risk Fund	Equity	Fixed Income	Money Market Funds
Conservative Allocation Fund	10%–30%	70%–90%	0%–10%
Moderate Allocation Fund	30%–50%	50%–70%	0%–10%
Balanced Allocation Fund	50%–70%	30%–50%	0%–10%
Growth Allocation Fund	70%–90%	10%–30%	0%–10%
Aggressive Allocation Fund	90%–100%	0%	0%–10%

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Significant Accounting Policies

The Funds are investment companies and follow the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

45

Notes to Financial Statements (continued)

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Investment Income, Expenses, and Distributions—Investment income and expenses are accrued daily. The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Paid-in-kind interest included in interest income, if any, is accrued daily.

The Funds offer multiple classes of shares which differ in their respective distribution, administration, and service fees. All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class without distinction between share classes. Expenses attributable to a particular class of shares, such as shareholder servicing fees, are allocated directly to that class.

Federal Income Taxes—The policies and procedures of the Funds require compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribution to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Securities of Other Investment Companies & Underlying Fund Investment Risk—The Funds may invest in the securities of other investment companies, including exchange-traded funds, within the limits prescribed by the 1940 Act and the rules promulgated thereunder. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. The Funds also may invest in investment companies that are not organized under the laws of the United States. The Fund’s risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.

Commitments and Contingencies—In the normal course of business, the Corporation enters into contracts that provide general indemnifications to other parties. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation that have not yet occurred. However, the Corporation has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs) and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

In May 2015, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC 820. Under the modifications, investments in private investment funds valued at net asset value are no longer included in the fair value hierarchy. For the year ended August 31, 2017, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the year ended August 31, 2017, there were no transfers in and out of Level 1, Level 2 and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of August 31, 2017.

46

BMO Funds

The following is a summary of the inputs used, as of August 31, 2017, in valuing the Funds’ assets:

	In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,792,260	$—	$—	$14,792,260
Short-Term Investments	144,477	—	—	144,477

Total	$14,936,737	$—	$—	$14,936,737

	2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,869,676	$—	$—	$3,869,676
Short-Term Investments	39,798	—	—	39,798

Total	$3,909,474	$—	$—	$3,909,474

	2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$79,758,576	$—	$—	$79,758,576
Short-Term Investments	720,855	—	—	720,855

Total	$80,479,431	$—	$—	$80,479,431

	2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$21,172,338	$—	$—	$21,172,338
Short-Term Investments	246,901	—	—	246,901

Total	$21,419,239	$—	$—	$21,419,239

	2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$91,576,106	$—	$—	$91,576,106
Short-Term Investments	1,008,652	—	—	1,008,652

Total	$92,584,758	$—	$—	$92,584,758

	2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,927,397	$—	$—	$12,927,397
Short-Term Investments	58,671	—	—	58,671

Total	$12,986,068	$—	$—	$12,986,068

	2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$51,952,010	$—	$—	$51,952,010
Short-Term Investments	533,274	—	—	533,274

Total	$52,485,284	$—	$—	$52,485,284

	2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,828,852	$—	$—	$7,828,852
Short-Term Investments	78,288	—	—	78,288

Total	$7,907,140	$—	$—	$7,907,140

	2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,132,791	$—	$—	$39,132,791
Short-Term Investments	391,301	—	—	391,301

Total	$39,524,092	$—	$—	$39,524,092

	2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$7,083,576	$—	$—	$7,083,576
Short-Term Investments	70,830	—	—	70,830

Total	$7,154,406	$—	$—	$7,154,406

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$72,974,278	$—	$—	$72,974,278
Short-Term Investments	615,540	—	—	615,540

Total	$73,589,818	$—	$—	$73,589,818

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$109,955,524	$—	$—	$109,955,524
Short-Term Investments	1,030,079	—	—	1,030,079

Total	$110,985,603	$—	$—	$110,985,603

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$366,867,444	$—	$—	$366,867,444
Short-Term Investments	3,074,917	—	—	3,074,917

Total	$369,942,361	$—	$—	$369,942,361

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$127,703,596	$—	$—	$127,703,596
Short-Term Investments	1,222,859	—	—	1,222,859

Total	$128,926,455	$—	$—	$128,926,455

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$173,769,232	$—	$—	$173,769,232
Short-Term Investments	444,956	—	—	444,956

Total	$174,214,188	$—	$—	$174,214,188

47

Notes to Financial Statements (continued)

4.	Capital Stock

The Articles of Incorporation permit the Directors to issue an indefinite number of full and fractional shares of common stock, par value $0.0001 per share. Transactions in capital stock were as follows:

	In-Retirement Fund			2015 Fund			2020 Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,008,269	$757,262		$656,625	$322,398		$2,713,803	$3,811,445
Institutional class of shares	—	146,670	(1)	—	2,318	(1)	—	384,344	(1)
Retirement class R-3 of shares	534,506	471,110		3,871	326,651		1,696,274	2,597,725
Retirement class R-6 of shares	1,499,670	4,418,734		1,549,699	327,621		7,678,581	14,282,672

Net proceeds from sale of shares	3,042,445	5,793,776		2,210,195	978,988		12,088,658	21,076,186
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	229,242	415,792		7,555	20,044		1,080,668	1,777,801
Institutional class of shares	—	28,070	(1)	—	3,995	(1)	—	347,404	(1)
Retirement class R-3 of shares	78,175	165,007		555	5,045		661,731	1,012,032
Retirement class R-6 of shares	1,129,433	1,496,011		92,325	146,671		4,128,058	4,518,603

Net proceeds from shares issued	1,436,850	2,104,880		100,435	175,755		5,870,457	7,655,840
Cost of shares redeemed:
Investor class of shares	(1,213,231)	(2,254,061)		(993,165)	(292,086)		(5,493,344)	(7,143,360)
Institutional class of shares	—	(433,997	)(1)	—	(115,993	)(1)	—	(5,700,230	)(1)
Retirement class R-3 of shares	(1,675,212)	(965,909)		(33,078)	(415,640)		(7,677,610)	(6,373,881)
Retirement class R-6 of shares	(7,845,531)	(5,522,850)		(2,178,046)	(1,025,702)		(19,990,572)	(8,945,634)

Net cost of shares redeemed	(10,733,974)	(9,176,817)		(3,204,289)	(1,849,421)		(33,161,526)	(28,163,105)

Net change resulting from fund share transactions in dollars	$(6,254,679)	$(1,278,161)		$(893,659)	$(694,678)		$(15,202,411)	$568,921

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	108,395	77,952		61,847	31,343		268,374	379,524
Institutional class of shares	—	15,572	(1)	—	227	(1)	—	38,990	(1)
Retirement class R-3 of shares	58,358	49,575		365	31,567		167,507	264,638
Retirement class R-6 of shares	160,992	478,376		140,426	32,173		754,743	1,474,069

Net sale of shares	327,745	621,475		202,638	95,310		1,190,624	2,157,221
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	26,020	46,097		719	1,987		112,219	184,037
Institutional class of shares	—	3,112	(1)	—	395	(1)	—	35,963	(1)
Retirement class R-3 of shares	8,833	18,253		53	500		68,502	104,549
Retirement class R-6 of shares	128,491	166,223		8,768	14,479		429,112	467,765

Net shares issued	163,344	233,685		9,540	17,361		609,833	792,314
Shares redeemed:
Investor class of shares	(129,631)	(239,842)		(90,952)	(29,227)		(540,360)	(744,875)
Institutional class of shares	—	(46,029	)(1)	—	(10,928	)(1)	—	(575,711	)(1)
Retirement class R-3 of shares	(180,106)	(102,190)		(3,051)	(40,510)		(762,158)	(644,421)
Retirement class R-6 of shares	(849,082)	(579,689)		(200,328)	(101,058)		(1,962,803)	(892,639)

Net shares redeemed	(1,158,819)	(967,750)		(294,331)	(181,723)		(3,265,321)	(2,857,646)

Net change resulting from fund share transactions in shares	(667,730)	(112,590)		(82,153)	(69,052)		(1,464,864)	91,889

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

48

BMO Funds

	2025 Fund			2030 Fund			2035 Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$298,184	$348,017		$3,090,018	$4,129,727		$510,807	$486,925
Institutional class of shares	—	39,517	(1)	—	432,852	(1)	—	32,639	(1)
Retirement class R-3 of shares	141,111	213,768		1,391,128	2,764,321		102,195	128,349
Retirement class R-6 of shares	5,165,176	4,734,955		12,437,489	18,141,495		3,338,790	4,465,463

Net proceeds from sale of shares	5,604,471	5,336,257		16,918,635	25,468,395		3,951,792	5,113,376
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	23,843	45,412		911,447	1,362,886		32,175	19,506
Institutional class of shares	—	16,995	(1)	—	185,684	(1)	—	1,593	(1)
Retirement class R-3 of shares	35,100	30,674		442,421	693,045		21,569	9,502
Retirement class R-6 of shares	1,135,390	746,383		4,125,659	3,847,019		1,421,767	596,770

Net proceeds from shares issued	1,194,333	839,464		5,479,527	6,088,634		1,475,511	627,371
Cost of shares redeemed:
Investor class of shares	(137,454)	(1,339,999)		(5,492,840)	(8,605,351)		(549,772)	(702,141)
Institutional class of shares	—	(640,270	)(1)	—	(3,388,679	)(1)	—	(97,574	)(1)
Retirement class R-3 of shares	(1,135,416)	(585,408)		(5,859,197)	(6,063,527)		(525,837)	(391,486)
Retirement class R-6 of shares	(16,547,756)	(3,634,083)		(28,265,720)	(9,158,466)		(24,303,005)	(3,775,389)

Net cost of shares redeemed	(17,820,626)	(6,199,760)		(39,617,757)	(27,216,023)		(25,378,614)	(4,966,590)

Net change resulting from fund share transactions in dollars	$(11,021,822)	$(24,039)		$(17,219,595)	$4,341,006		$(19,951,311)	$774,157

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	27,606	33,809		282,733	396,140		47,612	46,783
Institutional class of shares	—	3,846	(1)	—	41,939	(1)	—	3,211	(1)
Retirement class R-3 of shares	13,162	21,125		127,664	266,280		9,520	12,675
Retirement class R-6 of shares	467,516	464,965		1,136,600	1,785,871		302,467	439,783

Net sale of shares	508,284	523,745		1,546,997	2,490,230		359,599	502,452
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	2,266	4,448		87,808	132,705		3,079	1,907
Institutional class of shares	—	1,659	(1)	—	18,080	(1)	—	155	(1)
Retirement class R-3 of shares	3,353	3,013		42,540	67,417		2,072	932
Retirement class R-6 of shares	107,620	72,818		397,846	374,953		135,535	58,165

Net shares issued	113,239	81,938		528,194	593,155		140,686	61,159
Shares redeemed:
Investor class of shares	(12,259)	(136,317)		(506,947)	(857,437)		(49,406)	(71,417)
Institutional class of shares	—	(63,832	)(1)	—	(323,760	)(1)	—	(9,828	)(1)
Retirement class R-3 of shares	(102,055)	(59,326)		(539,077)	(601,499)		(47,373)	(38,954)
Retirement class R-6 of shares	(1,496,179)	(349,342)		(2,573,184)	(878,186)		(2,193,982)	(364,049)

Net shares redeemed	(1,610,493)	(608,817)		(3,619,208)	(2,660,882)		(2,290,761)	(484,248)

Net change resulting from fund share transactions in shares	(988,970)	(3,134)		(1,544,017)	422,503		(1,790,476)	79,363

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

49

Notes to Financial Statements (continued)

	2040 Fund			2045 Fund			2050 Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$1,883,014	$4,767,948		$170,177	$547,569		$2,360,706	$2,855,476
Institutional class of shares	—	744,269	(1)	—	35,333	(1)	—	716,030	(1)
Retirement class R-3 of shares	585,454	1,131,384		143,679	242,359		803,818	1,230,609
Retirement class R-6 of shares	7,703,062	10,567,208		2,516,895	4,133,944		7,019,909	9,583,527

Net proceeds from sale of shares	10,171,530	17,210,809		2,830,751	4,959,205		10,184,433	14,385,642
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	628,710	1,034,277		42,441	24,521		379,998	496,842
Institutional class of shares	—	195,405	(1)	—	2,386	(1)	—	108,258	(1)
Retirement class R-3 of shares	214,271	490,052		20,450	7,710		203,040	241,912
Retirement class R-6 of shares	2,866,927	3,218,871		804,157	266,574		1,836,029	1,205,244

Net proceeds from shares issued	3,709,908	4,938,605		867,048	301,191		2,419,067	2,052,256
Cost of shares redeemed:
Investor class of shares	(5,649,232)	(4,805,583)		(253,382)	(819,881)		(5,369,123)	(3,260,413)
Institutional class of shares	—	(3,276,061	)(1)	—	(143,717	)(1)	—	(2,738,189	)(1)
Retirement class R-3 of shares	(3,487,878)	(4,088,250)		(563,598)	(589,023)		(2,653,255)	(1,964,479)
Retirement class R-6 of shares	(23,316,521)	(5,553,270)		(13,070,897)	(2,304,205)		(13,439,244)	(3,693,210)

Net cost of shares redeemed	(32,453,631)	(17,723,164)		(13,887,877)	(3,856,826)		(21,461,622)	(11,656,291)

Net change resulting from fund share transactions in dollars	$(18,572,193)	$4,426,250		$(10,190,078)	$1,403,570		$(8,858,122)	$4,781,607

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	173,576	453,460		15,219	51,707		209,620	272,211
Institutional class of shares	—	72,663	(1)	—	3,459	(1)	—	68,012	(1)
Retirement class R-3 of shares	53,880	108,460		13,190	23,399		71,209	115,468
Retirement class R-6 of shares	713,031	1,048,607		223,749	400,185		622,506	920,719

Net sale of shares	940,487	1,683,190		252,158	478,750		903,335	1,376,410
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	61,158	101,400		4,004	2,358		35,681	47,139
Institutional class of shares	—	19,157	(1)	—	229	(1)	—	10,271	(1)
Retirement class R-3 of shares	20,763	47,903		1,935	743		19,065	22,930
Retirement class R-6 of shares	279,155	315,576		75,579	25,534		172,721	114,350

Net shares issued	361,076	484,036		81,518	28,864		227,467	194,690
Shares redeemed:
Investor class of shares	(525,932)	(480,196)		(22,375)	(83,493)		(484,194)	(316,998)
Institutional class of shares	—	(315,193	)(1)	—	(14,314	)(1)	—	(251,953	)(1)
Retirement class R-3 of shares	(320,875)	(399,857)		(49,820)	(56,631)		(238,882)	(192,760)
Retirement class R-6 of shares	(2,131,353)	(529,589)		(1,164,696)	(219,487)		(1,183,799)	(343,195)

Net shares redeemed	(2,978,160)	(1,724,835)		(1,236,891)	(373,925)		(1,906,875)	(1,104,906)

Net change resulting from fund share transactions in shares	(1,676,597)	442,391		(903,215)	133,689		(776,073)	466,194

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

50

BMO Funds

	2055 Fund			Conservative Allocation Fund		Moderate Allocation Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016		Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$379,222	$542,181		$3,333,251	$1,811,809	$1,787,884	$3,102,719
Institutional class of shares	—	30,152	(1)	3,199,776	2,723,597	2,247,337	3,212,145
Retirement class R-3 of shares	235,131	245,910		594,944	747,669	3,698,491	2,350,004
Retirement class R-6 of shares	2,688,106	5,340,196		9,716,130	9,680,026	14,085,245	21,380,185

Net proceeds from sale of shares	3,302,459	6,158,439		16,844,101	14,963,101	21,818,957	30,045,053
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	20,520	22,251		395,379	936,208	423,731	1,029,190
Institutional class of shares	—	3,933	(1)	819,598	1,331,596	446,331	917,395
Retirement class R-3 of shares	21,849	6,116		154,118	292,057	432,042	767,207
Retirement class R-6 of shares	342,529	70,282		2,569,224	4,033,553	3,686,197	5,610,808

Net proceeds from shares issued	384,898	102,582		3,938,319	6,593,414	4,988,301	8,324,600
Cost of shares redeemed:
Investor class of shares	(320,201)	(1,153,963)		(6,464,521)	(8,437,977)	(7,901,290)	(13,162,467)
Institutional class of shares	—	(227,111	)(1)	(7,637,483)	(3,814,177)	(5,677,100)	(8,062,550)
Retirement class R-3 of shares	(672,795)	(191,938)		(4,559,252)	(1,890,428)	(3,601,940)	(12,516,924)
Retirement class R-6 of shares	(3,950,595)	(1,758,004)		(73,153,708)	(12,000,170)	(41,844,897)	(18,791,126)

Net cost of shares redeemed	(4,943,591)	(3,331,016)		(91,814,964)	(26,142,752)	(59,025,227)	(52,533,067)

Net change resulting from fund share transactions in dollars	$(1,256,234)	$2,930,005		$(71,032,544)	$(4,586,237)	$(32,217,969)	$(14,163,414)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	34,155	53,020		341,654	190,169	184,063	330,167
Institutional class of shares	—	2,909	(1)	327,989	285,432	231,324	347,121
Retirement class R-3 of shares	21,703	24,075		61,258	78,292	379,868	249,468
Retirement class R-6 of shares	241,119	519,389		990,085	1,002,674	1,440,015	2,269,691

Net sale of shares	296,977	599,393		1,720,986	1,556,567	2,235,270	3,196,447
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	1,938	2,152		41,663	101,321	45,078	111,747
Institutional class of shares	—	379	(1)	86,455	144,268	47,533	99,717
Retirement class R-3 of shares	2,071	593		16,240	31,574	45,913	83,121
Retirement class R-6 of shares	32,223	6,771		271,015	437,005	392,985	609,870

Net shares issued	36,232	9,895		415,373	714,168	531,509	904,455
Shares redeemed:
Investor class of shares	(27,594)	(118,249)		(660,920)	(881,334)	(806,639)	(1,403,952)
Institutional class of shares	—	(21,471	)(1)	(777,055)	(403,086)	(580,703)	(860,237)
Retirement class R-3 of shares	(59,996)	(18,601)		(470,782)	(198,052)	(369,030)	(1,309,680)
Retirement class R-6 of shares	(354,505)	(165,362)		(7,418,823)	(1,251,722)	(4,274,881)	(1,985,895)

Net shares redeemed	(442,095)	(323,683)		(9,327,580)	(2,734,194)	(6,031,253)	(5,559,764)

Net change resulting from fund share transactions in shares	(108,886)	285,605		(7,191,221)	(463,459)	(3,264,474)	(1,458,862)

(1)	Reflects operations for the period from September 1, 2015, to August 1, 2016 (termination of Institutional class of shares).

51

Notes to Financial Statements (continued)

	Balanced Allocation Fund		Growth Allocation Fund		Aggressive Allocation Fund
	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2017	Year Ended August 31, 2016
Capital stock transactions in dollars:
Proceeds from sale of shares:
Investor class of shares	$9,596,115	$7,142,376	$1,521,150	$2,077,673	$2,549,571	$3,572,978
Institutional class of shares	18,188,630	13,589,037	3,782,554	1,591,796	3,231,792	3,848,563
Retirement class R-3 of shares	3,462,896	3,545,301	1,995,735	2,171,200	1,545,438	1,791,359
Retirement class R-6 of shares	33,777,945	51,258,245	23,359,307	22,529,256	28,234,235	28,362,465

Net proceeds from sale of shares	65,025,586	75,534,959	30,658,746	28,369,925	35,561,036	37,575,365
Net asset value of shares issued to shareholders in payment of distributions declared:
Investor class of shares	7,291,420	12,849,873	1,358,067	2,839,764	4,019,656	5,585,746
Institutional class of shares	4,959,081	7,011,067	661,921	1,170,790	2,155,531	2,580,768
Retirement class R-3 of shares	1,857,132	3,137,774	1,005,881	2,104,133	1,846,190	1,654,830
Retirement class R-6 of shares	16,194,257	21,422,949	4,846,161	5,431,739	11,432,316	9,317,128

Net proceeds from shares issued	30,301,890	44,421,663	7,872,030	11,546,426	19,453,693	19,138,472
Cost of shares redeemed:
Investor class of shares	(28,809,458)	(58,264,348)	(12,160,876)	(21,431,476)	(23,138,517)	(36,746,238)
Institutional class of shares	(46,186,859)	(24,780,559)	(5,854,651)	(7,575,632)	(15,771,306)	(12,716,568)
Retirement class R-3 of shares	(11,399,285)	(14,663,873)	(11,372,090)	(6,500,965)	(6,476,231)	(5,897,696)
Retirement class R-6 of shares	(115,489,437)	(60,487,004)	(29,720,835)	(14,964,684)	(62,955,630)	(26,340,978)

Net cost of shares redeemed	(201,885,039)	(158,195,784)	(59,108,452)	(50,472,757)	(108,341,684)	(81,701,480)

Net change resulting from fund share transactions in dollars	$(106,557,563)	$(38,239,162)	$(20,577,676)	$(10,556,406)	$(53,326,955)	$(24,987,643)

Capital stock transactions in shares:
Sale of shares:
Investor class of shares	1,025,790	783,352	157,085	225,792	269,537	388,583
Institutional class of shares	1,949,386	1,509,315	397,357	171,890	339,793	423,612
Retirement class R-3 of shares	373,495	386,455	206,661	238,599	162,532	194,889
Retirement class R-6 of shares	3,612,043	5,768,354	2,396,103	2,474,947	2,925,969	3,145,394

Net sale of shares	6,960,714	8,447,476	3,157,206	3,111,228	3,697,831	4,152,478
Shares issued to shareholders in payment of distributions declared:
Investor class of shares	822,031	1,432,539	146,659	309,680	449,626	606,487
Institutional class of shares	559,716	782,485	71,559	127,676	241,651	280,518
Retirement class R-3 of shares	209,372	349,807	108,509	229,458	206,740	179,678
Retirement class R-6 of shares	1,827,794	2,388,289	524,476	592,338	1,281,650	1,012,731

Net shares issued	3,418,913	4,953,120	851,203	1,259,152	2,179,667	2,079,414
Shares redeemed:
Investor class of shares	(3,093,692)	(6,527,889)	(1,245,696)	(2,334,793)	(2,424,144)	(3,958,147)
Institutional class of shares	(4,942,672)	(2,708,731)	(604,772)	(837,364)	(1,624,360)	(1,411,393)
Retirement class R-3 of shares	(1,223,751)	(1,605,109)	(1,181,512)	(705,198)	(681,868)	(638,101)
Retirement class R-6 of shares	(12,198,320)	(6,601,754)	(3,005,372)	(1,615,073)	(6,486,787)	(2,825,539)

Net shares redeemed	(21,458,435)	(17,443,483)	(6,037,352)	(5,492,428)	(11,217,159)	(8,833,180)

Net change resulting from fund share transactions in shares	(11,078,808)	(4,042,887)	(2,028,943)	(1,122,048)	(5,339,661)	(2,601,288)

5.	Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fees—The Adviser does not receive an investment advisory fee for the services it performs for the Funds. However, the Adviser is entitled to receive an investment advisory fee from each of the BMO Funds that serve as underlying funds.

Contractual Expense Limitation—The Adviser has contractually agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business) from exceeding the levels set out in the table below through December 31, 2018. This agreement may not be terminated prior to December 31, 2018 without the consent of the Funds’ Board of Directors, unless terminated due to the termination of the investment advisory agreement. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

52

BMO Funds

	Annualized Contractual Expense Limitation Exclusive of Acquired Fund Fees and Expenses				Annualized Contractual Expense Limitation Inclusive of Acquired Fund Fees and Expenses per the Funds’ Prospectus Dated December 29, 2016
Fund	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)	Investor Class	Institutional Class	Retirement Class R-3	Retirement Class R-6(1)
In-Retirement Fund	0.33%		0.58%	(0.07)%	0.96%		1.21%	0.56%
2015 Fund	0.33		0.58	(0.07)	1.00		1.25	0.60
2020 Fund	0.33		0.58	(0.07)	1.03		1.28	0.63
2025 Fund	0.33		0.58	(0.07)	1.03		1.28	0.63
2030 Fund	0.37		0.62	(0.03)	1.09		1.34	0.69
2035 Fund	0.37		0.62	(0.03)	1.06		1.31	0.66
2040 Fund	0.36		0.61	(0.04)	1.08		1.33	0.68
2045 Fund	0.36		0.61	(0.04)	1.05		1.30	0.65
2050 Fund	0.36		0.61	(0.04)	1.08		1.33	0.68
2055 Fund	0.36		0.61	(0.04)	1.07		1.32	0.67
Conservative Allocation Fund	0.33	0.08%	0.58	(0.07)	1.02	0.77%	1.27	0.62
Moderate Allocation Fund	0.30	0.05	0.55	(0.10)	1.02	0.77	1.27	0.62
Balanced Allocation Fund	0.33	0.08	0.58	(0.07)	1.08	0.83	1.33	0.68
Growth Allocation Fund	0.30	0.05	0.55	(0.10)	1.08	0.83	1.33	0.68
Aggressive Allocation Fund	0.33	0.08	0.58	(0.07)	1.01	0.76	1.26	0.61

(1)	As a result of reimbursing expenses including acquired fund expenses, the Adviser reimbursed amounts in excess of the respective share classes operating expenses. The aggregate excess reimbursement is accounted for as “Excess expense reimbursement from investment adviser” included in investment income on the Statements of Operations.

Shareholder Servicing Fees—Under the terms of a Shareholder Services Agreement with the Adviser, each Fund pays the Adviser at the annual rate of 0.25% of average daily net assets of the Fund’s Investor Class shares for the period. The fee paid to the Adviser is used to finance certain services for shareholders and to maintain shareholder accounts.

Distribution Services Fees—The Funds are subject to a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan authorizes payments by the Fund to finance activities intended to result in the sale of its Retirement Class R-3 shares. The Plan provides that the Fund may incur distribution expenses of 0.50% of the average daily net assets of the Fund’s Retirement Class R-3 shares.

Administration Fees—Each Fund pays the Adviser at the annual rate of 0.15% of average daily net assets per class (except the Retirement class R-6, which does not pay an Administration Fee).

For the year ended August 31, 2017, the Funds were charged the following Administration Fees per class:

Fund	Investor Class	Institutional Class	Retirement Class R-3
In-Retirement Fund	$4,903		$1,631
2015 Fund	1,124		189
2020 Fund	26,575		13,821
2025 Fund	1,258		1,179
2030 Fund	28,118		12,033
2035 Fund	1,190		574
2040 Fund	17,384		5,627
2045 Fund	1,360		474
2050 Fund	12,605		5,419
2055 Fund	832		577
Conservative Allocations Fund	24,849	$43,616	7,554
Moderate Allocation Fund	16,369	16,371	19,709
Balanced Allocation Fund	154,065	99,652	39,430
Growth Allocation Fund	31,502	14,952	29,648
Aggressive Allocation Fund	63,737	32,529	28,056

Custodian Fees—BMO Harris Bank N.A. (“BMO Harris”) is the Funds’ custodian. BMO Harris receives fees based on 0.0050% on the first $10 billion average daily net assets, based on the collective net assets of the Corporation custodied by BMO Harris, and 0.0025% on all assets in excess of $10 billion.

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the year with entities that are affiliates as of August 31, 2017. All securities listed on the table present the Institutional Class, except for BMO LGM Frontier Markets Equity Fund, which has an Investor Class, and BMO Institutional Prime Money Market, which has a Premier Class.

53

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
In-Retirement Fund
BMO Low Volatility Equity Fund	$580,470	$98,103	$292,291	$(12,277)	$28,609	$402,614	$7,851	$6,188
BMO Dividend Income Fund	409,818	55,104	216,372	(2,932)	39,078	284,696	7,769	2,888
BMO Large-Cap Value Fund	602,411	95,897	334,803	14,808	42,558	420,871	7,257	4,138
BMO Large-Cap Growth Fund	253,944	38,217	135,543	17,264	8,179	182,061	1,686	12,678
BMO Mid-Cap Value Fund	260,074	97,622	141,464	(54,348)	17,917	179,801	1,316	62,209
BMO Mid-Cap Growth Fund	107,588	32,900	56,666	(16,557)	8,513	75,778	337	21,104
BMO Small-Cap Growth Fund	64,374	12,332	38,380	(7,642)	14,956	45,640	—	—
BMO Disciplined International Equity Fund	428,589	53,347	234,945	47,142	4,340	298,473	11,097	—
BMO Pyrford International Stock Fund	571,074	76,865	278,019	(5,611)	37,488	401,797	11,740	—
BMO LGM Emerging Markets Equity Fund	258,938	124,581	184,493	23,749	14,548	237,323	1,746	—
BMO TCH Emerging Markets Bond Fund	—	739,144	290,866	7,616	(7,621)	448,273	17,503	—
BMO Alternative Strategies Fund	1,504,017	174,719	686,167	45,015	9,142	1,046,726	—	—
BMO TCH Core Plus Bond Fund	4,014,368	697,583	1,893,333	(42,213)	(5,863)	2,770,542	85,438	10,966
BMO High Yield Bond Fund	389,865	57,424	180,688	12,191	(10,288)	268,504	17,038	—
BMO Institutional Prime Money Market Fund	209,515	7,124,489	7,189,547	—	20	144,477	1,124	—
BMO LGM Frontier Markets Equity Fund	123,684	968	118,329	9,954	(16,277)	—	968	—

Totals	$9,778,729	$9,479,295	$12,271,906	$36,159	$185,299	$7,207,576	$172,870	$120,171

2015 Fund
BMO Low Volatility Equity Fund	$162,273	$108,196	$136,311	$2,896	$3,253	$140,307	$2,477	$1,995
BMO Dividend Income Fund	86,958	52,619	74,775	8,793	817	74,412	1,810	697
BMO Large-Cap Value Fund	173,384	104,000	148,389	24,273	(3,979)	149,289	2,286	1,349
BMO Large-Cap Growth Fund	90,149	58,444	80,279	7,346	3,650	79,310	723	5,165
BMO Mid-Cap Value Fund	86,632	75,325	75,373	8,827	(21,004)	74,407	502	22,547
BMO Mid-Cap Growth Fund	31,775	24,172	26,304	5,299	(7,213)	27,729	116	6,680
BMO Small-Cap Growth Fund	27,154	16,853	23,940	4,408	(615)	23,860	—	—
BMO Disciplined International Equity Fund	123,046	72,833	107,743	15,103	2,078	105,317	3,592	—
BMO Pyrford International Stock Fund	158,684	98,403	131,366	13,204	(2,790)	136,135	3,670	—
BMO LGM Emerging Markets Equity Fund	87,301	86,187	95,762	11,977	3,342	93,045	702	—
BMO TCH Emerging Markets Bond Fund	—	186,287	88,864	3,628	(3,413)	97,638	3,519	—
BMO Alternative Strategies Fund	306,504	175,409	232,806	9,860	2,892	261,859	—	—
BMO TCH Core Plus Bond Fund	677,799	439,737	527,846	(3,767)	(5,830)	580,093	16,701	2,129
BMO High Yield Bond Fund	59,848	36,860	46,209	1,122	(936)	50,685	3,013	—
BMO Institutional Prime Money Market Fund	46,224	2,948,449	2,954,832	—	(43)	39,798	398	—
BMO LGM Frontier Markets Equity Fund	31,708	248	30,335	1,344	(2,965)	—	248	—

Totals	$2,149,439	$4,484,022	$4,781,134	$114,313	$(32,756)	$1,933,884	$39,757	$40,562

2020 Fund
BMO Low Volatility Equity Fund	$3,894,115	$514,263	$1,188,355	$142,668	$1,927	$3,364,618	$58,926	$45,003
BMO Dividend Income Fund	1,670,025	211,234	599,305	68,491	103,543	1,453,988	35,328	12,843
BMO Large-Cap Value Fund	4,126,073	704,413	1,725,841	354,951	91,920	3,551,516	54,568	30,516
BMO Large-Cap Growth Fund	2,404,456	362,921	944,020	266,729	26,468	2,116,554	17,979	128,264
BMO Mid-Cap Value Fund	2,281,189	894,590	903,056	(337,953)	11,015	1,945,785	12,385	575,626
BMO Mid-Cap Growth Fund	1,670,663	552,986	639,442	(103,898)	(5,341)	1,474,968	5,722	348,605
BMO Small-Cap Growth Fund	932,505	202,086	447,132	47,023	72,572	807,054	—	—
BMO Disciplined International Equity Fund	2,972,794	424,749	1,234,558	419,932	12,893	2,595,810	81,954	—
BMO Pyrford International Stock Fund	4,125,091	638,568	1,447,175	229,918	71,619	3,618,021	91,283	—
BMO LGM Emerging Markets Equity Fund	2,631,395	1,146,071	1,379,794	282,568	44,890	2,725,130	19,852	—
BMO TCH Emerging Markets Bond Fund	—	1,651,354	459,137	22,689	(11,674)	1,203,232	40,777	—
BMO Alternative Strategies Fund	5,838,880	808,487	1,811,395	222,725	21,630	5,080,327	—	—
BMO TCH Core Plus Bond Fund	9,971,443	2,117,830	3,442,858	(90,251)	(10,467)	8,545,697	244,083	29,301
BMO High Yield Bond Fund	852,539	150,208	279,289	21,565	(15,986)	729,037	42,543	—
BMO Institutional Prime Money Market Fund	920,373	20,875,822	21,075,341	—	1	720,855	6,262	—
BMO LGM Frontier Markets Equity Fund	709,471	5,554	773,109	50,968	7,116	—	5,554	—

Totals	$45,001,012	$31,261,136	$38,349,807	$1,598,125	$422,126	$39,932,592	$717,216	$1,170,158

54

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2025 Fund
BMO Low Volatility Equity Fund	$945,739	$266,250	$589,380	$16,114	$23,302	$662,025	$13,253	$12,198
BMO Dividend Income Fund	399,892	81,452	247,672	41,348	2,410	277,430	7,769	3,372
BMO Large-Cap Value Fund	1,487,538	334,298	969,243	219,507	(46,746)	1,025,354	18,407	12,156
BMO Large-Cap Growth Fund	784,992	177,592	495,309	69,128	21,324	557,727	5,691	46,972
BMO Mid-Cap Value Fund	888,016	456,619	585,298	78,477	(217,939)	619,875	5,450	246,015
BMO Mid-Cap Growth Fund	854,792	352,248	538,597	189,446	(256,515)	601,374	3,239	191,286
BMO Small-Cap Growth Fund	549,784	136,777	370,012	86,374	(17,050)	385,873	—	—
BMO Disciplined International Equity Fund	832,761	129,882	491,592	101,069	8,240	580,360	25,426	—
BMO Pyrford International Stock Fund	1,452,719	339,786	854,098	104,217	(12,562)	1,030,062	35,634	—
BMO LGM Emerging Markets Equity Fund	1,114,286	447,553	740,161	91,875	22,777	936,330	9,413	—
BMO TCH Emerging Markets Bond Fund	—	429,700	193,930	5,886	(7,267)	234,389	10,949	—
BMO Alternative Strategies Fund	1,711,494	342,282	928,456	49,824	20,219	1,195,363	—	—
BMO TCH Core Plus Bond Fund	2,369,198	707,679	1,400,738	(20,482)	(16,711)	1,638,946	55,779	7,802
BMO High Yield Bond Fund	215,684	58,053	125,448	6,947	(6,056)	149,180	10,459	—
BMO Institutional Prime Money Market Fund	307,623	8,206,204	8,266,822	—	(104)	246,901	2,016	—
BMO LGM Frontier Markets Equity Fund	245,304	1,920	267,307	3,106	16,977	—	1,920	—

Totals	$14,159,822	$12,468,295	$17,064,063	$1,042,836	$(465,701)	$10,141,189	$205,405	$519,801

2030 Fund
BMO Low Volatility Equity Fund	$3,606,619	$736,846	$1,279,971	$98,709	$43,499	$3,205,702	$54,987	$42,375
BMO Dividend Income Fund	1,432,917	213,234	502,060	71,811	84,399	1,300,301	30,517	11,286
BMO Large-Cap Value Fund	5,680,775	1,138,051	2,359,851	601,828	36,733	5,097,536	75,926	42,944
BMO Large-Cap Growth Fund	2,764,666	467,804	1,063,202	321,654	25,835	2,516,757	21,007	150,510
BMO Mid-Cap Value Fund	3,327,772	1,364,347	1,250,755	(324,643)	(145,133)	2,971,588	18,659	847,558
BMO Mid-Cap Growth Fund	3,302,450	1,165,455	1,257,930	146,618	(345,760)	3,010,833	11,493	684,973
BMO Small-Cap Growth Fund	2,172,315	469,769	967,174	207,559	81,087	1,963,556	—	—
BMO Disciplined International Equity Fund	2,967,999	339,897	1,061,676	426,554	16,398	2,689,172	84,920	—
BMO Pyrford International Stock Fund	5,515,582	1,357,740	2,313,836	366,599	43,687	4,969,772	124,725	—
BMO LGM Emerging Markets Equity Fund	4,117,478	1,658,173	1,824,832	471,106	67,652	4,489,577	32,239	—
BMO TCH Emerging Markets Bond Fund	—	893,191	254,733	13,151	(6,643)	644,966	21,502	—
BMO Alternative Strategies Fund	5,342,402	932,782	1,711,232	207,533	22,016	4,793,501	—	—
BMO TCH Core Plus Bond Fund	5,259,167	1,873,680	2,423,483	(44,683)	(8,522)	4,656,159	131,471	15,903
BMO High Yield Bond Fund	516,256	102,362	162,750	12,714	(9,505)	459,077	26,645	—
BMO Institutional Prime Money Market Fund	1,031,813	19,127,170	19,150,364	2	31	1,008,652	7,552	—
BMO LGM Frontier Markets Equity Fund	1,111,642	8,702	1,211,355	69,212	21,799	—	8,702	—

Totals	$48,149,853	$31,849,203	$38,795,204	$2,645,724	$(72,427)	$43,777,149	$650,345	$1,795,549

2035 Fund
BMO Low Volatility Equity Fund	$1,192,092	$271,417	$1,010,713	$(12,813)	$55,164	$495,147	$13,711	$15,018
BMO Dividend Income Fund	470,318	90,608	412,387	39,639	7,138	195,316	7,739	3,954
BMO Large-Cap Value Fund	1,844,270	397,773	1,678,222	251,776	(46,603)	768,994	19,521	15,089
BMO Large-Cap Growth Fund	906,140	169,339	779,240	35,147	48,189	379,575	5,539	52,949
BMO Mid-Cap Value Fund	1,125,338	516,667	998,081	123,333	(297,742)	469,515	6,896	302,707
BMO Mid-Cap Growth Fund	1,084,788	385,283	915,721	246,460	(342,131)	458,679	4,106	236,322
BMO Small-Cap Growth Fund	714,664	195,981	689,739	89,228	(9,285)	300,849	—	—
BMO Disciplined International Equity Fund	972,060	179,229	846,264	73,098	28,463	406,586	29,422	—
BMO Pyrford International Stock Fund	1,842,225	464,463	1,617,270	97,723	(14,592)	772,549	44,249	—
BMO LGM Emerging Markets Equity Fund	1,387,337	538,177	1,320,087	40,132	55,569	701,128	11,428	—
BMO TCH Emerging Markets Bond Fund	—	155,416	101,342	1,831	(3,901)	52,004	3,996	—
BMO Alternative Strategies Fund	1,433,661	319,274	1,205,382	22,913	28,643	599,109	—	—
BMO TCH Core Plus Bond Fund	972,714	345,741	896,034	(12,115)	(7,716)	402,590	19,552	3,169
BMO High Yield Bond Fund	95,926	32,692	89,677	2,303	(2,235)	39,009	3,897	—
BMO Institutional Prime Money Market Fund	267,166	6,729,019	6,937,485	—	(29)	58,671	1,643	—
BMO LGM Frontier Markets Equity Fund	292,924	2,293	319,199	2,815	21,167	—	2,293	—

Totals	$14,601,623	$10,793,372	$19,816,843	$1,001,470	$(479,901)	$6,099,721	$173,992	$629,208

55

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2040 Fund
BMO Low Volatility Equity Fund	$2,647,740	$464,938	$1,143,945	$21,121	$81,369	$2,071,223	$38,409	$31,178
BMO Dividend Income Fund	925,693	112,287	399,822	19,007	77,961	735,126	18,834	7,266
BMO Large-Cap Value Fund	4,113,828	669,417	1,982,235	362,395	89,389	3,252,794	52,537	30,676
BMO Large-Cap Growth Fund	2,020,064	425,708	1,048,994	212,315	28,895	1,637,988	14,821	111,255
BMO Mid-Cap Value Fund	2,418,265	1,064,345	1,243,078	(258,006)	(84,280)	1,897,246	13,514	614,507
BMO Mid-Cap Growth Fund	2,302,051	762,310	1,049,815	109,402	(262,184)	1,861,764	8,093	482,820
BMO Small-Cap Growth Fund	1,590,888	358,217	884,543	117,637	86,491	1,268,690	—	—
BMO Disciplined International Equity Fund	2,115,782	347,429	1,071,332	282,425	11,233	1,685,537	59,621	—
BMO Pyrford International Stock Fund	3,996,309	941,960	2,032,560	219,192	58,734	3,183,635	90,019	—
BMO LGM Emerging Markets Equity Fund	3,024,209	1,129,759	1,548,827	297,884	56,034	2,959,059	23,723	—
BMO TCH Emerging Markets Bond Fund	—	237,746	82,235	3,203	(2,440)	156,274	5,933	—
BMO Alternative Strategies Fund	2,726,915	486,181	1,132,929	94,738	18,669	2,193,574	—	—
BMO TCH Core Plus Bond Fund	1,131,499	296,196	534,452	(11,273)	(1,904)	880,066	26,806	3,418
BMO High Yield Bond Fund	132,377	24,277	53,511	3,759	(3,085)	103,817	6,554	—
BMO Institutional Prime Money Market Fund	665,511	12,135,421	12,267,583	—	(75)	533,274	4,414	—
BMO LGM Frontier Markets Equity Fund	877,110	6,867	955,786	56,298	15,511	—	6,866	—

Totals	$30,688,241	$19,463,058	$27,431,647	$1,530,097	$170,318	$24,420,067	$370,144	$1,281,120

2045 Fund
BMO Low Volatility Equity Fund	$690,023	$126,568	$524,974	$(5,915)	$29,190	$314,892	$7,855	$8,538
BMO Dividend Income Fund	241,844	36,657	191,361	18,311	4,909	110,360	3,976	1,990
BMO Large-Cap Value Fund	1,080,830	206,239	903,904	142,794	(27,137)	498,822	11,497	8,704
BMO Large-Cap Growth Fund	532,019	88,768	421,228	23,329	23,844	246,732	3,201	30,467
BMO Mid-Cap Value Fund	617,634	261,359	500,241	59,740	(153,802)	284,690	3,701	161,883
BMO Mid-Cap Growth Fund	617,448	216,415	492,626	119,751	(173,587)	287,401	2,282	131,023
BMO Small-Cap Growth Fund	427,466	108,970	384,958	55,291	(7,823)	198,946	—	—
BMO Disciplined International Equity Fund	550,160	93,677	448,269	48,844	8,588	253,000	16,401	—
BMO Pyrford International Stock Fund	1,061,005	227,907	846,615	54,512	(7,340)	489,469	25,056	—
BMO LGM Emerging Markets Equity Fund	828,201	301,155	720,518	22,434	32,320	463,592	6,779	—
BMO TCH Emerging Markets Bond Fund	—	42,000	25,720	452	(1,014)	15,718	1,083	—
BMO Alternative Strategies Fund	600,880	100,401	447,144	9,594	11,546	275,277	—	—
BMO TCH Core Plus Bond Fund	309,465	67,247	229,300	(3,689)	(2,685)	141,038	6,132	991
BMO High Yield Bond Fund	34,385	6,293	25,001	672	(642)	15,707	1,407	—
BMO Institutional Prime Money Market Fund	99,017	3,734,366	3,755,134	—	39	78,288	886	—
BMO LGM Frontier Markets Equity Fund	193,869	1,517	211,259	(2,501)	18,374	—	1,518	—

Totals	$7,884,246	$5,619,539	$10,128,252	$543,619	$(245,220)	$3,673,932	$91,774	$343,596

2050 Fund
BMO Low Volatility Equity Fund	$1,811,702	$484,059	$790,684	$43,146	$25,709	$1,573,932	$26,966	$20,286
BMO Dividend Income Fund	628,092	120,902	262,823	35,079	30,393	551,643	13,246	4,734
BMO Large-Cap Value Fund	2,858,333	629,430	1,309,007	325,585	(10,812)	2,493,529	37,766	20,769
BMO Large-Cap Growth Fund	1,393,578	287,696	615,757	156,314	11,541	1,233,372	10,249	72,680
BMO Mid-Cap Value Fund	1,640,813	774,438	749,508	(95,880)	(146,778)	1,423,085	8,834	424,934
BMO Mid-Cap Growth Fund	1,628,217	680,923	763,277	136,618	(245,764)	1,436,717	5,474	342,744
BMO Small-Cap Growth Fund	1,130,758	279,563	559,454	133,705	9,925	994,497	—	—
BMO Disciplined International Equity Fund	1,435,322	254,786	630,200	205,578	(898)	1,264,588	39,100	—
BMO Pyrford International Stock Fund	2,795,127	679,894	1,223,098	206,298	(11,784)	2,446,437	59,645	—
BMO LGM Emerging Markets Equity Fund	2,185,440	844,042	976,893	241,809	22,960	2,317,358	16,351	—
BMO TCH Emerging Markets Bond Fund	—	111,886	33,753	1,729	(1,298)	78,564	2,597	—
BMO Alternative Strategies Fund	1,560,871	310,728	561,074	59,582	5,818	1,375,925	—	—
BMO TCH Core Plus Bond Fund	814,035	204,951	304,596	(6,970)	(2,480)	704,940	19,958	2,377
BMO High Yield Bond Fund	89,806	19,477	31,181	2,449	(2,045)	78,506	4,548	—
BMO Institutional Prime Money Market Fund	452,953	8,574,624	8,636,351	—	75	391,301	3,193	—
BMO LGM Frontier Markets Equity Fund	515,392	4,035	561,622	31,962	10,233	—	4,035	—

Totals	$20,940,439	$14,261,434	$18,009,278	$1,477,004	$(305,205)	$18,364,394	$251,962	$888,524

56

BMO Funds

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
2055 Fund
BMO Low Volatility Equity Fund	$308,889	$173,561	$211,539	$9,830	$4,161	$284,902	$4,953	$4,224
BMO Dividend Income Fund	108,770	54,796	76,506	11,235	1,559	99,854	2,411	973
BMO Large-Cap Value Fund	489,994	249,332	348,405	67,875	(7,437)	451,359	6,866	4,246
BMO Large-Cap Growth Fund	237,840	117,655	163,194	27,805	3,157	223,263	1,961	15,163
BMO Mid-Cap Value Fund	279,791	209,860	192,301	13,112	(52,869)	257,593	1,804	74,669
BMO Mid-Cap Growth Fund	278,456	187,850	189,581	38,890	(55,547)	260,068	1,121	61,149
BMO Small-Cap Growth Fund	192,033	115,200	155,156	29,815	(1,869)	180,023	—	—
BMO Disciplined International Equity Fund	245,717	114,612	169,363	35,383	2,558	228,907	8,061	—
BMO Pyrford International Stock Fund	476,260	296,234	367,349	41,401	(3,707)	442,839	12,360	—
BMO LGM Emerging Markets Equity Fund	374,152	304,586	308,043	45,502	3,278	419,475	3,364	—
BMO TCH Emerging Markets Bond Fund	—	37,782	23,365	808	(1,004)	14,221	927	—
BMO Alternative Strategies Fund	272,392	134,515	169,926	10,179	1,898	249,058	—	—
BMO TCH Core Plus Bond Fund	140,717	87,914	99,325	(609)	(1,095)	127,602	3,665	486
BMO High Yield Bond Fund	15,183	8,734	9,799	301	(208)	14,211	837	—
BMO Institutional Prime Money Market Fund	77,544	3,463,025	3,469,667	—	(72)	70,830	624	—
BMO LGM Frontier Markets Equity Fund	79,727	624	86,879	(1,942)	8,470	—	624	—

Totals	$3,577,465	$5,556,280	$6,040,398	$329,585	$(98,727)	$3,324,205	$49,578	$160,910

Conservative Allocation Fund
BMO Low Volatility Equity Fund	$1,649,803	$451,443	$1,280,310	$(11,897)	$76,138	$885,177	$26,880	$20,829
BMO Dividend Income Fund	901,806	229,914	748,793	(52,596)	148,810	479,141	20,202	7,428
BMO Large-Cap Value Fund	2,311,142	1,683,642	2,737,024	178,163	165,224	1,601,147	39,742	24,703
BMO Large-Cap Growth Fund	2,283,819	1,112,821	2,409,761	132,127	148,055	1,267,061	20,319	147,930
BMO Mid-Cap Value Fund	705,290	318,560	590,285	(206,170)	104,848	332,243	4,190	185,020
BMO Mid-Cap Growth Fund	697,653	268,443	585,184	(102,555)	55,490	333,847	2,611	148,491
BMO Small-Cap Value Fund	373,564	189,254	360,139	24,482	(12,532)	214,629	2,320	35,295
BMO Small-Cap Growth Fund	715,216	242,749	673,589	(81,407)	182,100	385,069	—	—
BMO Disciplined International Equity Fund	1,351,407	792,226	1,449,393	156,130	(3,931)	846,439	31,469	—
BMO Pyrford International Stock Fund	1,377,606	539,520	1,175,483	(43,495)	132,065	830,213	32,108	—
BMO LGM Emerging Markets Equity Fund	1,114,343	282,607	1,004,579	(7,158)	129,315	514,528	9,561	—
BMO TCH Emerging Markets Bond Fund	—	3,984,141	2,204,921	57,431	(48,150)	1,788,501	87,647	—
BMO Alternative Strategies Fund	14,933,112	1,013,889	8,804,139	243,366	355,588	7,741,816	—	—
BMO TCH Core Plus Bond Fund	46,045,431	7,328,035	34,603,490	(1,476,793)	557,631	17,850,814	1,031,533	153,938
BMO High Yield Bond Fund	5,278,673	131,735	5,389,076	154,674	(176,006)	—	81,155	—
BMO Institutional Prime Money Market Fund	1,460,458	23,863,207	24,708,348	—	223	615,540	9,958	—

Totals	$81,199,323	$42,432,186	$88,724,514	$(1,035,698)	$1,814,868	$35,686,165	$1,399,695	$723,634

Moderate Allocation Fund
BMO Low Volatility Equity Fund	$3,323,441	$619,164	$1,397,193	$119,495	$41	$2,664,948	$50,105	$37,457
BMO Dividend Income Fund	1,790,411	300,369	826,153	47,309	134,557	1,446,493	37,814	13,398
BMO Large-Cap Value Fund	4,591,399	2,728,049	3,113,304	538,616	94,438	4,839,198	74,135	44,754
BMO Large-Cap Growth Fund	4,598,834	1,568,218	2,890,512	473,517	98,458	3,848,515	36,529	264,537
BMO Mid-Cap Value Fund	1,400,992	702,350	883,609	(300,784)	84,995	1,003,944	7,581	367,512
BMO Mid-Cap Growth Fund	1,410,661	503,701	795,144	(157,111)	51,462	1,013,569	4,700	298,921
BMO Small-Cap Value Fund	763,813	350,230	476,013	40,565	(29,467)	649,128	4,229	72,032
BMO Small-Cap Growth Fund	1,410,154	370,097	804,417	61,119	121,718	1,158,671	—	—
BMO Disciplined International Equity Fund	2,744,262	1,255,204	1,775,442	363,648	(52,243)	2,535,429	56,526	—
BMO Pyrford International Stock Fund	2,725,365	777,902	1,222,099	131,699	51,473	2,464,340	57,858	—
BMO LGM Emerging Markets Equity Fund	2,237,288	497,244	1,430,813	127,176	112,060	1,542,955	17,227	—
BMO TCH Emerging Markets Bond Fund	—	2,857,247	908,336	50,495	(26,242)	1,973,164	57,688	—
BMO Alternative Strategies Fund	11,665,276	1,174,993	3,998,099	397,926	78,579	9,318,675	—	—
BMO TCH Core Plus Bond Fund	33,000,431	5,917,368	18,619,041	(577,487)	734	19,722,005	730,285	101,742
BMO High Yield Bond Fund	3,805,157	123,707	3,912,266	116,636	(133,234)	—	56,138	—
BMO Institutional Prime Money Market Fund	857,039	29,992,593	29,819,757	—	204	1,030,079	9,844	—

Totals	$76,324,523	$49,738,436	$72,872,198	$1,432,819	$587,533	$55,211,113	$1,200,659	$1,200,353

57

Notes to Financial Statements (continued)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Balanced Allocation Fund
BMO Low Volatility Equity Fund	$16,850,514	$2,831,878	$6,946,425	$617,911	$(27,814)	$13,326,064	$254,323	$191,702
BMO Dividend Income Fund	9,203,550	1,110,996	4,020,142	137,618	781,172	7,213,194	191,655	68,673
BMO Large-Cap Value Fund	23,587,286	12,676,613	15,381,051	2,608,466	576,053	24,067,367	376,273	228,442
BMO Large-Cap Growth Fund	23,390,443	6,888,514	14,024,985	2,346,974	472,452	19,073,398	185,894	1,368,337
BMO Mid-Cap Value Fund	7,207,920	2,728,151	3,818,996	(1,552,704)	437,389	5,001,760	38,776	1,890,797
BMO Mid-Cap Growth Fund	7,137,793	2,203,326	3,768,473	(1,057,884)	511,215	5,025,977	24,256	1,513,579
BMO Small-Cap Value Fund	3,851,980	1,686,382	2,384,226	198,784	(121,770)	3,231,150	21,753	349,987
BMO Small-Cap Growth Fund	7,290,452	1,509,206	3,961,791	158,589	762,687	5,759,143	—	—
BMO Disciplined International Equity Fund	13,965,369	6,860,912	9,607,436	1,847,183	(285,062)	12,780,966	290,070	—
BMO Pyrford International Stock Fund	13,826,724	4,109,258	6,378,199	491,297	413,174	12,462,254	296,104	—
BMO LGM Emerging Markets Equity Fund	11,356,752	2,399,425	7,196,705	618,924	567,604	7,746,000	88,708	—
BMO TCH Emerging Markets Bond Fund	—	6,117,768	2,101,614	109,223	(62,504)	4,062,873	121,680	—
BMO Alternative Strategies Fund	32,848,915	2,757,293	11,021,759	1,126,534	189,213	25,900,196	—	—
BMO TCH Core Plus Bond Fund	69,635,028	12,838,586	40,696,625	(1,311,279)	118,330	40,584,040	1,510,616	213,890
BMO High Yield Bond Fund	8,029,933	274,042	8,274,046	214,765	(244,694)	—	116,858	—
BMO Institutional Prime Money Market Fund	4,664,487	84,144,204	85,734,351	—	577	3,074,917	31,866	—

Totals	$252,847,146	$151,136,554	$225,316,824	$6,554,401	$4,088,022	$189,309,299	$3,548,832	$5,825,407

Growth Allocation Fund
BMO Low Volatility Equity Fund	$6,734,816	$1,562,953	$2,408,295	$281,501	$(3,664)	$6,167,311	$107,800	$79,459
BMO Dividend Income Fund	3,679,363	703,965	1,429,840	259,203	132,551	3,345,242	81,058	28,337
BMO Large-Cap Value Fund	9,456,501	5,604,114	5,188,194	1,292,439	40,316	11,205,176	159,690	94,344
BMO Large-Cap Growth Fund	9,360,825	3,826,179	5,585,867	1,144,664	140,579	8,886,380	79,255	563,563
BMO Mid-Cap Value Fund	2,908,515	1,308,039	1,491,122	(529,783)	127,743	2,323,392	15,983	720,258
BMO Mid-Cap Growth Fund	2,862,348	1,147,855	1,499,675	(194,602)	29,784	2,345,710	9,958	584,876
BMO Small-Cap Value Fund	1,521,706	780,145	828,553	76,303	(48,461)	1,501,140	8,851	135,698
BMO Small-Cap Growth Fund	2,905,386	922,211	1,537,792	263,191	135,858	2,688,854	—	—
BMO Disciplined International Equity Fund	5,623,815	3,211,531	3,651,539	805,564	(92,468)	5,896,903	119,653	—
BMO Pyrford International Stock Fund	5,604,413	2,146,395	2,443,621	445,602	6,640	5,759,429	122,491	—
BMO LGM Emerging Markets Equity Fund	4,545,433	1,368,956	2,915,177	341,801	249,949	3,590,962	36,584	—
BMO TCH Emerging Markets Bond Fund	—	829,157	302,451	17,204	(5,181)	538,729	14,282	—
BMO Alternative Strategies Fund	7,884,284	1,366,671	2,408,610	316,409	29,761	7,188,515	—	—
BMO TCH Core Plus Bond Fund	8,307,751	3,028,056	5,908,759	(78,670)	(15,797)	5,332,581	185,378	25,238
BMO High Yield Bond Fund	964,705	62,207	1,023,687	15,765	(18,990)	—	13,577	—
BMO Institutional Prime Money Market Fund	1,360,992	38,947,948	39,086,248	—	167	1,222,859	10,741	—

Totals	$73,720,853	$66,816,382	$77,709,430	$4,456,591	$708,787	$67,993,183	$965,301	$2,231,773

Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$12,740,611	$2,364,553	$5,449,756	$475,814	$(32,781)	$10,098,441	$198,341	$142,978
BMO Dividend Income Fund	6,956,287	1,018,441	3,136,410	243,773	444,670	5,526,761	148,929	50,949
BMO Large-Cap Value Fund	17,818,284	8,419,800	10,168,130	2,155,788	235,939	18,461,681	292,587	169,800
BMO Large-Cap Growth Fund	17,797,993	4,803,293	10,276,898	1,846,736	401,218	14,572,342	142,777	1,013,866
BMO Mid-Cap Value Fund	5,494,346	2,143,131	2,945,853	(1,176,229)	322,971	3,838,366	28,718	1,426,715
BMO Mid-Cap Growth Fund	5,454,392	1,739,781	2,932,299	(777,507)	373,837	3,858,204	17,892	1,144,904
BMO Small-Cap Value Fund	2,896,681	1,223,275	1,659,996	139,705	(99,897)	2,499,768	15,934	267,581
BMO Small-Cap Growth Fund	5,559,132	1,202,919	3,031,677	(198,411)	903,216	4,435,179	—	—
BMO Disciplined International Equity Fund	10,633,022	5,308,424	7,422,312	1,437,262	(203,499)	9,752,897	215,077	—
BMO Pyrford International Stock Fund	10,624,201	3,344,778	5,241,187	470,399	282,530	9,480,721	220,271	—
BMO LGM Emerging Markets Equity Fund	8,700,946	2,352,813	6,150,032	463,494	541,314	5,908,535	65,868	—
BMO Alternative Strategies Fund	4,604,710	3,380,225	5,644,944	63,784	82,169	2,485,944	—	—
BMO Institutional Prime Money Market Fund	2,134,008	41,346,263	43,035,655	—	340	444,956	14,473	—

Totals	$111,414,613	$78,647,696	$107,095,149	$5,144,608	$3,252,027	$91,363,795	$1,360,867	$4,216,793

58

BMO Funds

Interfund Borrowing and Lending—The Funds participate in an interfund lending program. This program allows the Funds to lend cash to and/or borrow cash from other Funds for temporary purposes. The program is subject to a number of conditions, including the requirement that the interfund loan rate to be charged to the Funds under the program is (i) more favorable to the lending Fund than the rate it could otherwise obtain from investing cash in repurchase agreements or purchasing shares of BMO Prime Money Market Fund or BMO Government Money Market Fund and (ii) more favorable to the borrowing Fund than the lowest interest rate at which bank short-term loans would be available to the Funds. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations. The Directors are responsible for the oversight of the interfund lending program. No interfund borrowing or lending balances existed as of August 31, 2017.

Funds utilizing the Interfund lending program, borrowing from either the BMO Government Money Market Fund or the BMO Prime Money Market Fund during the year ended August 31, 2017, were as follows:

Fund	Average Daily Loan Balance Outstanding	Weighted Average Interest Rate
In-Retirement Fund	$10,622	0.973%
2015 Fund	7,396	1.136
2020 Fund	955	0.944
2025 Fund	3,703	1.099
2035 Fund	1,111	1.110
2040 Fund	3,574	1.101
2045 Fund	2,872	1.058
2050 Fund	2,690	1.069
2055 Fund	2,430	1.094
Conservative Allocation Fund	1,382	1.205
Moderate Allocation Fund	1,323	1.172
Balanced Allocation Fund	59,492	0.974
Growth Allocation Fund	16,244	0.997
Aggressive Allocation Fund	8,007	1.028

General—Certain of the Officers and Directors of the Corporation are also Officers and Directors/Trustees of one or more of the above companies, which are affiliates of the Corporation. None of the Fund Officers or interested Directors receives any compensation from the Funds.

6.	Line of Credit

The Corporation, on behalf of the respective Funds, participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with UMB Bank, n.a. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at August 31, 2017. The Funds did not utilize the LOC during the year ended August 31, 2017.

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities, short-term obligations, and in-kind contributions, for the year ended August 31, 2017 were as follows:

	Other than U.S Government Securities		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
In-Retirement Fund	$4,387,297	$11,445,001	$—	$—
2015 Fund	2,985,495	3,831,159	—	—
2020 Fund	19,571,275	37,368,268	—	—
2025 Fund	8,202,802	19,283,327	—	—
2030 Fund	23,840,395	42,617,823	—	—
2035 Fund	7,517,589	27,527,920	—	—
2040 Fund	14,123,550	33,492,797	—	—
2045 Fund	3,918,923	14,220,226	—	—
2050 Fund	11,224,575	20,806,329	—	—
2055 Fund	4,289,439	5,612,746	—	—
Conservative Allocation Fund	51,351,032	121,790,031	—	—
Moderate Allocation Fund	49,022,053	81,669,821	—	—
Balanced Allocation Fund	146,766,917	270,345,536	—	—
Growth Allocation Fund	56,218,706	79,628,072	—	—
Aggressive Allocation Fund	65,781,255	129,527,413	—	—

59

Notes to Financial Statements (continued)

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of wash sales.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment. Temporary differences do not require reclassification and had no impact on the net asset value of the Funds.

The Funds complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Funds to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Funds, have no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Funds reviewed all tax positions taken or expected to be taken in the preparation of the Funds’ tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Funds’ reported net assets or results of operations as of and during the period ended August 31, 2017. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation for Federal Tax Purposes
In-Retirement Fund	$12,792,730	$2,270,542	$(126,535)	$2,144,007
2015 Fund	3,706,719	235,259	(32,504)	202,755
2020 Fund	61,861,860	19,231,748	(614,177)	18,617,571
2025 Fund	19,750,128	1,970,589	(301,478)	1,669,111
2030 Fund	67,847,858	25,551,600	(814,700)	24,736,900
2035 Fund	11,582,975	1,533,398	(130,305)	1,403,093
2040 Fund	35,886,496	17,067,958	(469,170)	16,598,788
2045 Fund	7,104,537	878,968	(76,365)	802,603
2050 Fund	28,704,918	11,251,003	(431,829)	10,819,174
2055 Fund	6,398,046	856,899	(100,539)	756,360
Conservative Allocation Fund	64,342,777	9,574,803	(327,762)	9,247,041
Moderate Allocation Fund	92,290,778	19,254,030	(559,205)	18,694,825
Balanced Allocation Fund	276,298,207	96,188,372	(2,544,218)	93,644,154
Growth Allocation Fund	91,317,057	38,590,689	(981,291)	37,609,398
Aggressive Allocation Fund	107,996,058	66,313,030	(94,900)	66,218,130

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

The tax character of distributions reported on the Statement of Changes in Net Assets for the years ended August 31, 2017 and August 31, 2016 were as follows:

	2017		2016
Fund	Ordinary Income (1)	Long-Term Capital Gains	Ordinary Income (1)	Long-Term Capital Gains
In-Retirement Fund	$511,590	$925,260	$607,266	$1,497,614
2015 Fund	104,541	—	130,709	45,046
2020 Fund	1,860,077	4,010,380	2,458,238	5,197,602
2025 Fund	619,664	574,669	590,795	248,669
2030 Fund	1,684,830	3,794,697	2,098,312	3,990,322
2035 Fund	534,601	940,910	547,096	80,275
2040 Fund	997,987	2,711,921	1,223,268	3,715,337
2045 Fund	271,179	595,869	260,096	41,095
2050 Fund	641,782	1,777,285	671,827	1,380,429
2055 Fund	122,469	264,738	74,229	28,353
Conservative Allocation Fund	3,938,319	—	3,815,950	2,777,464
Moderate Allocation Fund	3,317,223	1,671,078	3,459,012	4,865,588
Balanced Allocation Fund	8,980,113	21,697,731	10,349,085	34,072,578
Growth Allocation Fund	2,008,915	5,863,115	2,750,080	8,796,346
Aggressive Allocation Fund	2,739,308	16,714,385	4,154,898	14,983,574

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

60

BMO Funds

As of August 31, 2017, the components of distributable earnings on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Appreciation
In-Retirement Fund	$189,089	$737,105	$—	$—	$2,144,007
2015 Fund	37,094	—	(25,595)	—	202,755
2020 Fund	807,413	3,057,418	—	—	18,617,571
2025 Fund	232,708	116,916	—	—	1,669,111
2030 Fund	771,792	2,793,636	—	—	24,736,900
2035 Fund	217,922	367,532	—	—	1,403,093
2040 Fund	454,587	3,537,790	—	—	16,598,788
2045 Fund	105,768	228,801	—	—	802,603
2050 Fund	371,871	664,300	—	—	10,819,174
2055 Fund	87,771	72,343	—	—	756,360
Conservative Allocation Fund	1,954,319	4,348,930	—	—	9,247,041
Moderate Allocation Fund	1,687,810	3,993,054	—	(1)	18,694,825
Balanced Allocation Fund	5,481,516	24,899,291	—	—	93,644,154
Growth Allocation Fund	1,924,624	5,656,882	—	—	37,609,398
Aggressive Allocation Fund	2,808,028	16,680,679	—	—	66,218,130

As of August 31, 2017, the following fund had non-expiring capital loss carry forwards:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term
2015 Fund	$25,595	$—

9.	Shareholder Tax Information (Unaudited)

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2017, the percentages that qualify for the dividend received deduction available to corporate shareholders were as follows:

In-Retirement Fund	11.65%
2015 Fund	14.89
2020 Fund	19.58
2025 Fund	20.82
2030 Fund	26.96
2035 Fund	24.90
2040 Fund	31.73
2045 Fund	27.74

2050 Fund	31.29%
2055 Fund	27.80
Conservative Allocation Fund	5.31
Moderate Allocation Fund	11.20
Balanced Allocation Fund	20.15
Growth Allocation Fund	29.77
Aggressive Allocation Fund	37.61

Of the ordinary income (including short-term capital gain) distributions made by the Funds during the year ended August 31, 2017, the percentages that are designated as qualified dividend income were as follows:

In-Retirement Fund	23.36%
2015 Fund	33.11
2020 Fund	42.78
2025 Fund	47.78
2030 Fund	58.28
2035 Fund	59.44
2040 Fund	67.69
2045 Fund	61.88

2050 Fund	65.81%
2055 Fund	59.52
Conservative Allocation Fund	10.38
Moderate Allocation Fund	22.81
Balanced Allocation Fund	38.15
Growth Allocation Fund	52.78
Aggressive Allocation Fund	64.10

For Federal tax purposes, the Funds designate long-term capital gain dividends, or the amounts determined to be necessary, for the year ended August 31 2017:

In-Retirement Fund	$925,260
2020 Fund	4,010,380
2025 Fund	574,669
2030 Fund	3,794,697
2035 Fund	940,910
2040 Fund	2,711,921
2045 Fund	595,869

2050 Fund	$1,777,285
2055 Fund	264,738
Moderate Allocation Fund	1,671,078
Balanced Allocation Fund	21,697,731
Growth Allocation Fund	5,863,115
Aggressive Allocation Fund	16,714,385

61

Notes to Financial Statements (continued)

For Federal tax purposes, the Funds designate qualified short-term capital gain dividends, or the amounts determined to be necessary, for the year ended August 31 2017:

In-Retirement Fund	$13,489
2020 Fund	68,431
2025 Fund	1,781
2035 Fund	590
2040 Fund	25,024
2045 Fund	620
2050 Fund	3,732

2055 Fund	$543
Conservative Allocation Fund	28,674
Moderate Allocation Fund	65,608
Balanced Allocation Fund	203,349
Growth Allocation Fund	43,704
Aggressive Allocation Fund	4,041

10.	Recently Issued Accounting Pronouncement

In October 2016, the Securities and Exchange Commission released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce new regulatory reporting forms for investment companies; Form N-PORT and Form N-CEN. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date.

11.	Subsequent Events

Management of the Funds have evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that no subsequent events exist requiring recognition or disclosure in the financial statements.

62

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders

BMO Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BMO In-Retirement Fund, BMO Target Retirement 2015 Fund, BMO Target Retirement 2020 Fund, BMO Target Retirement 2025 Fund, BMO Target Retirement 2030 Fund, BMO Target Retirement 2035 Fund, BMO Target Retirement 2040 Fund, BMO Target Retirement 2045 Fund, BMO Target Retirement 2050 Fund, BMO Target Retirement 2055 Fund, BMO Conservative Allocation Fund, BMO Moderate Allocation Fund, BMO Balanced Allocation Fund, BMO Growth Allocation Fund, and BMO Aggressive Allocation Fund (each a series of BMO Funds, Inc., collectively the Funds), including the schedules of investments, as of August 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and transfer agents or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Milwaukee, Wisconsin

October 24, 2017

63

Directors and Officers of the Funds (Unaudited)

The following tables provide information about each Director and Officer of the Funds as of September 1, 2017. The address of each Director is c/o BMO Funds, 111 East Kilbourn Avenue, Suite 200, Milwaukee, Wisconsin 53202. There are currently 44 separate portfolios or funds in the BMO Funds complex, of which 43 are registered as BMO Funds, Inc. and one is registered as BMO LGM Frontier Markets Equity Fund with the Securities and Exchange Commission. The Funds’ Statement of Additional Information includes additional information about the Directors and is available, without charge and upon request, by calling 1-800-236-FUND (3863).

INDEPENDENT DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Ridge A. Braunschweig Age: 64	Independent Director	Since October 2009	President and Chief Executive Officer, CPL Industries, Inc. (a manufacturing holding company prior to May 2009 and a family office since May 2009), since January 2012; Executive Vice President and Chief Financial Officer, CPL Industries, Inc., from 2000 to 2012.	44	None
Benjamin M. Cutler Age: 72	Independent Director	Since July 2004	Chairman, USHEALTH Group, Inc. (a health insurance company), since 2004; CEO and President, USHEALTH Group, Inc., from 2004 to 2016; Director, Freedom from Hunger (a non-profit organization), since 2016.	44	None
John A. Lubs Age: 69	Independent Director	Since July 2004	Retired; formerly, Vice Chairman, Mason Companies, Inc. (a footwear distributor), from 2004 to 2010 and Chief Operating Officer, from 2003 to 2010.	44	None
Vincent P. Lyles Age: 56	Independent Director	Since September 2017	President and Chief Executive Officer, Boys & Girls Clubs of Greater Milwaukee, since 2012.	44	None
James Mitchell Age: 70	Independent Director	Since March 1999	Chairman, Ayrshire Precision Engineering (a precision machining company), since 1992; Chief Executive Officer, NOG, Inc. (a metal processing and consulting company), from 1999 to 2015.	44	None
Barbara J. Pope Age: 69	Independent Director	Since March 1999	Retired; formerly, President of Barbara J. Pope, P.C. (a financial consulting firm), 1992-2015; President of Sedgwick Street Fund LLC (a private investment partnership), 1996-2015; Tax Partner, Price Waterhouse.	44	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies, or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.

64

Directors and Officers of the Fund (Unaudited) (continued)

INTERESTED DIRECTORS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John M. Blaser** Age: 60	Director and President	Since May 1999	Managing Director of the Adviser, since June 2012.	44	None
Christopher B. Begy** Age: 63	Director	Since August 2013	U.S. Country Head, CEO, and a Director of BMO Financial Corp., since August 2013; Chair, BMO Harris Bank N.A., since August 2013; Director of the Adviser, since August 2013; Chief Auditor of BMO Financial Group, from 2001 to 2013.	44	None
* Each Director serves an indefinite term until he or she retires or otherwise resigns, is removed, dies or until his or her successor is duly elected. Retirement for a Director occurs no later than August 31 following his or her 75th birthday.
** Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, and the Adviser. Mr. Begy is an “interested person” of the Corporation due to the positions that he holds with the Adviser and BMO.

PRINCIPAL OFFICERS
Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Timothy M. Bonin Age: 44	Vice President, Chief Financial Officer and Treasurer	Elected by the Board annually; since February 2006	Vice President of the Adviser, since February 2006.
Stephen R. Oliver Age: 66	Chief Compliance Officer and Anti-Money Laundering Compliance Officer	Elected by the Board annually; Chief Compliance Officer, since July 2008; and Anti-Money Laundering Officer, since January 2009	Vice President of BMO Harris Bank N.A., since March 2006, Vice President of BMO Investment Distributors, LLC (formerly M&I Distributors, LLC), 2007 to 2014.
Michael J. Murphy Age: 38	Secretary	Elected by the Board annually; since May 2016	Senior Counsel and Vice President of BMO Harris Bank N.A., since 2014; Associate, Vedder Price P.C., 2010 to 2014.

65

Shareholder Report Disclosure of Directors’ Approval of Continuation of Contracts (Unaudited)

Approval of Continuation of Advisory Agreements

During the reporting period, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”), including the Directors who are not “interested persons” of the Corporation as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Corporation and BMO Asset Management Corp. (the “Adviser”) on behalf of each portfolio of the Corporation (each, a “Fund” and collectively, the “Funds”) for an additional year ending August 31, 2018, except for the BMO In-Retirement Fund, BMO Target Retirement 2020 Fund, BMO Target Retirement 2030 Fund, BMO Target Retirement 2040 Fund and BMO Target Retirement 2050 Fund, which were approved for an additional year ending August 29, 2018.

At Board meetings held on July 12, 2017 (“July Meeting”) and August 8-9, 2017 (“August Meeting”), the Board met with management of the Adviser regarding the annual approval of the continuation of the Funds’ Advisory Agreement. In connection with its consideration of the Advisory Agreement, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings, as applicable, and the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreement in response to requests of the Independent Directors and their independent legal counsel. Information furnished in connection with Board or Committee meetings throughout the year included, among other things, presentations given by the portfolio managers of the Funds on each Fund’s investment strategies, risks and performance, comparative performance of each Fund against its benchmark indices; reports regarding each Fund’s asset levels including sales and redemption activities; and various reports on the monitoring of the Funds’ compliance with the securities laws, regulations, policies and procedures. In preparation for the Board’s annual consideration of the approval of the Advisory Agreement, the Directors requested and received a wide variety of information and reports concerning the Adviser (and its affiliates) including information on: (1) the nature, extent and quality of services provided to each Fund by the Adviser (and its affiliates); (2) the investment performance of each Fund as compared to a group of comparable funds; (3) the expense ratios of each Fund as compared to a group of comparable funds; (4) profitability information of the Adviser; and (5) the Adviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by the Adviser (and its affiliates) as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by the Adviser, the Board also considered the answers to questions posed by the Board to representatives of the Adviser at various meetings.

In evaluating the Advisory Agreement, the Board members took into account their accumulated experience in working with the Adviser on matters related to the Funds. The Independent Directors also met separately in executive sessions with their independent legal counsel to review and consider the information provided regarding the Advisory Agreement.

Based on their review, the Independent Directors and the full Board concluded that it was in the best interests of each Fund to approve the continuation of the Advisory Agreement. Although the Advisory Agreement for all of the Funds were considered at the same Board meeting, the Directors considered each Fund separately. In their deliberations, the Board did not identify any single factor or group of factors as all-important or controlling but considered all factors together. The material factors and conclusions that formed the basis for the Board’s determinations are discussed below.

Nature, Extent and Quality of Services

In evaluating the nature, extent and quality of the services provided by the Adviser to the Funds, the Board reviewed information describing the financial strength, experience, resources and key personnel of the Adviser, including the personnel who provide investment management services to the Funds. The Board considered the administrative services that are provided to each Fund, as well as other services performed by the Adviser, including the selection and monitoring of the underlying funds; monitoring adherence to the Funds’ investment restrictions; monitoring the Funds’ compliance with their compliance policies and procedures and with applicable securities laws and regulations; producing shareholder reports; providing support services for the Board and Board committees; communicating with shareholders; and overseeing the activities of other service providers. The Board also considered the Adviser’s experience in providing investment advisory services to funds.

Review of Fund Performance

The Board reviewed the investment performance of each of the Funds. While consideration was given to performance reports provided in connection with, and discussions held at, regular Board meetings throughout the year, particular attention was given to the performance reports provided specifically in connection with the July and August Meetings. In particular, the Directors noted the performance of each Fund relative to its Lipper Inc. (“Lipper”) peer universe. The Directors also considered updated performance information for each Fund relative to its benchmark and, if applicable, its Morningstar, Inc. (“Morningstar”) ratings.

With respect to each Fund’s performance as compared to its Lipper peer universe (“peer group”), the Board reviewed each Fund’s performance percentile rankings over the year-to-date and one- and three-year periods through May 31, 2017, as provided by the Adviser. The Board considered that each Fund ranked in one of the top two quartiles for performance as compared to its peer group in two out of the three periods reviewed, except for the following Funds: BMO Conservative Allocation Fund, BMO Moderate Allocation Fund, BMO Balanced Allocation Fund, and BMO Growth Allocation Fund. The Board took into consideration that each Fund has a very limited performance history.

With respect to the BMO Conservative Allocation Fund, the Board considered that the Fund was rated three stars by Morningstar and that its three-year performance was in the second quartile of its peer group, while the year-to-date and

66

BMO Funds

one-year performance were in the third quartile. With respect to the Fund’s one-year performance, the Fund’s performance ranked only slightly below the majority of the funds in its peer group. The Board also considered portfolio management changes to the Fund during the period and the Adviser’s explanation with respect to contributors to Fund performance.

With respect to the BMO Moderate Allocation Fund, the Board consider that its year-to-date, one-year and three-year performance were in the third quartile of its peer group. With respect to the Fund’s three-year performance, the Fund’s performance ranked only slightly below the majority of the funds in its peer group. The Board also considered portfolio management changes to the Fund during the period and the Adviser’s explanation with respect to contributors to Fund performance.

With respect to the BMO Balanced Allocation Fund, the Board considered that the Fund was rated three stars by Morningstar and that its year-to-date performance was in the second quartile of its peer group, while the one-year and three-year performance were in the third quartile. With respect to the Fund’s one-year performance, the Fund’s performance ranked only slightly below the majority of the funds in its peer group. The Board also considered portfolio management changes to the Fund during the period and the Adviser’s explanation with respect to contributors to Fund performance.

With respect to the BMO Growth Allocation Fund, the Board considered that its year-to-date, one-year and three-year performance was in the third quartile of its peer group. The Board also considered portfolio management changes to the Fund during the period and the Adviser’s explanation with respect to contributors to Fund performance.

The Board determined that it was generally satisfied with each Fund’s performance and would continue to monitor each Fund’s performance results.

Costs of Services Provided and Profits Realized by the Adviser

The Board considered the fees payable by each Fund under the Advisory Agreement, noting that the Funds do not pay a management fee to the Adviser. The Board review information provided by the Adviser comparing each Fund’s net expense ratio to the median net expense ratio of its Lipper peer group (“Lipper peers”). The Board considered that each Target Date Fund’s net expense ratio was higher than the median of its Lipper peers and that each Target Allocation Fund’s net expense ratio was lower than or within a few basis points of its Lipper peers (except for Investor Class shares of the BMO Conservative Allocation Fund and BMO Balanced Allocation Fund). The Board considered that the net expense ratios included the fees and expenses of the underlying funds in which the Funds invest. In addition, the Board noted that the Adviser agreed to contractual expense limitations for the Funds (the “Expense Limitations”), and that the net expense ratios for the Funds take into account the effect of the Expense Limitations. The Board also gave consideration to the fact that the Target Date and Target Allocation Funds were still relatively new and, with the exception of the BMO Balanced Fund, relatively small in size and, therefore, economies of scale with respect to other expenses may not have been realized.

The Board considered the methodology used by the Adviser in determining compensation payable to its portfolio managers and the competitive environment for investment management talent. The Board also considered the financial condition of the Adviser and certain of its affiliates, and particularly focused on the financial strength of the ultimate parent company of the Adviser, and the parent company’s commitment, financial and otherwise, to the global asset management business and the Funds.

The Board reviewed profitability information it received from the Adviser in connection with the services provided to each Fund and the Corporation as a whole. The materials provided in this regard showed, and the Directors acknowledged, that the Adviser would not have a profit with respect to these Funds because the Funds do not pay management fees to the Adviser.

Economies of Scale

The Board did not consider the extent to which economies of scale would be realized as the Funds grow because the Funds do not pay management fees to the Adviser.

Other Benefits to the Adviser

The Board considered benefits that accrue to the Adviser and its affiliates from their relationships with the Funds, including revenue in the form of administration fees and custody fees. The Board noted that the Adviser may potentially benefit from its relationship with each Fund in other ways. The Board also considered that the success of any Fund could attract other business to the Adviser and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.

The Board concluded that, taking into account all of the information reviewed, each Fund’s advisory fee was reasonable.

Overall Conclusions

Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement are fair and reasonable and that the approval of the continuation of the Advisory Agreement is in the best interests of each Fund.

67

NOTES

68

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectuses, which contain facts concerning each Fund’s objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Funds’ Statement of Additional Information, which is available on the Funds’ website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the BMO Funds are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the BMO Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1793

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2017 BMO Financial Corp. (9/17)

Item 2.  Code of Ethics.

The Registrant has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is filed herewith.

Item 3.  Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has four audit committee financial experts serving on its audit committee, each of whom is “independent” within the meaning of Form N-CSR: Ridge A. Braunschweig, Barbara J. Pope, John A. Lubs, and Benjamin M. Cutler. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

The aggregate fees for professional services by KPMG LLP during the fiscal year 2017 and 2016 were as follows:

(a) Audit Fees for Registrant.

Fiscal year ended August 31, 2017	$650,555
Fiscal year ended August 31, 2016	$657,205

(b) Audit-Related Fees for Registrant. These are fees by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that are not reported under “Audit Fees”. These fees include amounts related to Form N-17f-2 filings.

Fiscal year ended August 31, 2017	$76,755
Fiscal year ended August 31, 2016	$77,940

(c) Tax Fees for Registrant. These are fees for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning. These fees include federal, excise and state tax reviews; performed by KPMG LLP.

Fiscal year ended August 31, 2017	$170,210
Fiscal year ended August 31, 2016	$175,460

(d) All Other Fees.

Fiscal year ended August 31, 2017	None
Fiscal year ended August 31, 2016	None

(e) Audit Committee’s pre-approval policies and procedures.

(1)

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2)	None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None.

(g)

During the last two fiscal years, other non-audit services rendered by the Registrant’s independent auditors to the Registrant, its investment adviser or any entity controlling, controlled by or under the common control with the investment adviser that provides ongoing services to the Registrant included the following:

Statement on Standards for Attestation Engagements No. 16 (SSAE No. 16) examinations for BMO Harris Bank N.A.

Fiscal year ended August 31, 2017	$220,000
Fiscal year ended August 31, 2016	$198,000

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund, are filed under this Item.

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of August 31, 2017

Description	Shares or Principal Amount	Value

Municipals — 96.1%

Alabama — 4.9%
Albertville Municipal Utilities Board, AGM:
2.000%, 8/15/2019	$ 735,000	$ 744,121
2.000%, 8/15/2020	355,000	359,679
Chatom Industrial Development Board, 1.300%, 8/1/2037, Call 2/1/2018 (12)	2,800,000	2,800,000
City of Brundidge, AGM:
2.000%, 12/1/2017	380,000	381,091
2.000%, 12/1/2018	385,000	389,335
County of Jefferson, 5.000%, 9/15/2019	1,000,000	1,076,630
Health Care Authority for Baptist Health, 1.150%, 11/1/2042 (12)	14,125,000	14,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	162,779
Mobile Industrial Development Board:
0.910%, 6/1/2034, Call 9/1/2017 (12)	150,000	150,000
0.930%, 6/1/2034, Call 9/1/2017 (12)	250,000	250,000
1.000%, 6/1/2034, Call 9/1/2017 (12)	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, 1.040%, 12/1/2030 (6) (12)	7,060,000	7,060,000
Wilsonville Industrial Development Board, 0.870%, 1/1/2024, Call 9/1/2017 (12)	800,000	800,000
		32,298,635

Arizona — 1.8%
Arizona Health Facilities Authority:
0.800%, 1/1/2029, Call 9/1/2017 (12)	6,000,000	6,000,000
2.640% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	3,250,000	3,299,497
2.640% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	750,000	761,423
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	309,939
City of Tucson, AGM, 3.000%, 7/1/2018	500,000	508,510
Industrial Development Authority of the County of Pima, 5.000%, 9/1/2017	250,000	250,000
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (12)	500,000	502,070
		11,631,439

Arkansas — 2.6%
Arkansas Development Finance Authority:
1.200%, 9/1/2044, Call 9/1/2017 (12)	10,400,000	10,400,000
1.890% (SIFMA Municipal Swap Index Yield+110 basis points), 9/1/2019, Call 3/1/2019 (7)	3,000,000	3,005,220
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	405,000	405,522
County of Crawford, AGM, 3.000%, 9/1/2017	175,000	175,000
Little Rock School District, SAW, 3.000%, 2/1/2019 (8)	3,000,000	3,077,580
		17,063,322

California — 7.6%
Bay Area Toll Authority:
1.875%, 4/1/2019, Call 10/1/2018 (12)	525,000	531,279
1.890% (SIFMA Municipal Swap Index Yield+110 basis points), 4/1/2024, Call 10/1/2023 (7)	1,750,000	1,784,527
BB&T Municipal Trust, 1.490% (SIFMA Municipal Swap Index Yield+70 basis points), 11/15/2017 (6) (7)	111,277	111,303
California Health Facilities Financing Authority, NATL-RE, 1.383%, 7/1/2022, Call 9/1/2017 (12) (13)	700,000	679,539
California Infrastructure & Economic Development Bank:
1.050%, 12/1/2018	750,000	751,838
1.070% (SIFMA Municipal Swap Index Yield+28 basis points), 4/2/2018, Call 1/2/2018 (7)	550,000	550,820
California Municipal Finance Authority, 1.200%, 2/1/2018 (12)	3,750,000	3,751,950
California Statewide Communities Development Authority:
3.500%, 11/1/2018	400,000	402,536
5.250%, 12/1/2027, Call 12/1/2017	1,250,000	1,263,312
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 9/1/2017	455,000	455,000

Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,267,783
City of Sacramento, 2.000%, 9/1/2017	200,000	200,000
Golden Empire Schools Financing Authority, 4.000%, 5/1/2018	4,000,000	4,085,520
Golden State Tobacco Securitization Corp., 4.000%, 6/1/2018	5,000,000	5,114,900
Northern California Gas Authority No. 1, 1.500% (LIBOR 3 Month+63 basis points), 7/1/2019 (7)	7,500,000	7,494,975
Palomar Health:
4.000%, 11/1/2018	125,000	127,963
4.000%, 11/1/2019	505,000	526,493
Rib Floater Trust Various States, 0.970%, 8/15/2051 (6) (12)	3,000,000	3,000,000
South Placer Wastewater Authority, 1.120% (SIFMA Municipal Swap Index Yield+33 basis points), 11/1/2017, Call 9/18/2017 (7)	600,000	600,000
State of California, 1.692% (LIBOR 1 Month+83 basis points), 12/3/2018, Call 6/1/2018 (7)	950,000	954,123
State of California, FSA, 1.000%, 8/1/2027 (6) (12)	5,500,000	5,500,000
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	400,000
Tender Option Bond Trust Receipts/Certificates:
0.860%, 11/1/2023 (6) (12)	8,000,000	8,000,000
0.910%, 5/1/2022 (6) (12)	3,000,000	3,000,000
		50,553,861

Colorado — 1.8%
City & County of Denver, AGC, 0.880%, 11/15/2025, Call 9/1/2017 (12) (13)	525,000	525,000
City of Sheridan, 3.000%, 12/1/2017	200,000	200,982
Colorado Educational & Cultural Facilities Authority, 3.000%, 11/15/2017	190,000	190,923
Colorado Health Facilities Authority:
1.450%, 7/1/2034, Call 7/1/2019 (6) (12)	4,300,000	4,300,000
4.000%, 2/1/2018	175,000	176,628
5.000%, 5/15/2018	200,000	204,556
5.000%, 5/15/2019	250,000	263,608
5.000%, 6/1/2019 (8)	450,000	476,402
County of Montrose, 4.000%, 12/1/2017	385,000	387,352
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 9/29/2017	200,000	200,536
5.000%, 12/1/2020, Call 9/29/2017	1,730,000	1,734,636
E-470 Public Highway Authority, 1.725% (LIBOR 1 Month+90 basis points), 9/1/2019, Call 3/1/2019 (7)	3,345,000	3,369,619
		12,030,242

Connecticut — 0.3%
Norwalk Housing Authority, 1.250%, 6/1/2018 (12)	2,200,000	2,204,994

District of Columbia — 0.1%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 10/2/2017	390,000	391,209

Florida — 6.2%
Citizens Property Insurance Corp., 5.000%, 6/1/2018, Call 12/1/2017	1,975,000	1,995,066
City of Cape Coral, AGM, 1.400%, 9/1/2018	650,000	652,867
City of Lakeland, 5.000%, 10/1/2017	1,500,000	1,504,425
City of Orlando, AGM:
3.000%, 11/1/2019	850,000	882,784
4.000%, 11/1/2018	650,000	672,822
City of Port St. Lucie, 1.125%, 7/1/2018	625,000	624,175
Columbia County School Board, 5.000%, 7/1/2018	880,000	908,644
County of Escambia, 0.870%, 4/1/2039, Call 9/1/2017 (12)	6,100,000	6,100,000
County of Manatee, 0.870%, 9/1/2024, Call 9/1/2017 (12)	4,300,000	4,300,000
County of Volusia, 5.250%, 10/1/2017	1,000,000	1,003,130
Florida Municipal Power Agency, AMBAC:
1.365%, 10/1/2021, Call 9/7/2017 (12) (13)	250,000	238,154
1.367%, 10/1/2021 (12) (13)	325,000	309,607
JEA Electric System Revenue, 5.000%, 10/1/2018	600,000	626,778
Manatee County School District, AGM, 4.000%, 10/1/2018	670,000	691,909
Miami-Dade County Industrial Development Authority, 0.870%, 6/1/2021, Call 9/1/2017 (12)	8,100,000	8,100,000
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	225,596
Putnam County Development Authority, 0.870%, 9/1/2024, Call 9/1/2017 (12)	2,400,000	2,400,000
Sarasota County Health Facilities Authority:
4.000%, 1/1/2018	400,000	403,268
4.000%, 1/1/2019	500,000	515,330
School Board of Miami-Dade County, FGIC, 1.020%, 9/7/2017, Call 9/1/2017 (6) (12)	8,000,000	8,000,000
Sumter County Industrial Development Authority, 4.000%, 7/1/2019 620,000		651,372
		40,805,927

Georgia — 0.9%
City of Atlanta, 2.329% (LIBOR 1 Month+150 basis points), 11/1/2018, Call 5/1/2018 (7)	2,750,000	2,767,545
Georgia State Road & Tollway Authority, 5.000%, 6/1/2019	1,750,000	1,871,100
Peach County Development Authority, 1.200%, 10/1/2018, Call 4/1/2018	1,000,000	1,000,390
Private Colleges & Universities Authority, 4.000%, 10/1/2017	110,000	110,184
		5,749,219

Guam — 0.1%
Territory of Guam:
3.000%, 11/15/2017	300,000	300,720
5.000%, 12/1/2017	200,000	201,788
5.000%, 12/1/2018	250,000	261,030
		763,538

Idaho — 1.4%
American Falls Reservoir District, 0.980%, 2/1/2025, Call 9/1/2017 (12)	4,885,000	4,885,000
Idaho Housing & Finance Association, 0.870%, 1/1/2038, Call 9/1/2017 (12)	4,600,000	4,600,000
		9,485,000

Illinois — 5.6%
Arlington Heights Park District, 5.000%, 12/1/2017	170,000	171,674
Chicago Board of Education, 9.000%, 3/1/2032, Call 9/1/2018	3,890,000	3,908,789
City of Burbank, BAM, 3.000%, 12/1/2017	1,040,000	1,044,732
City of Chicago:
2.000%, 11/1/2017	2,000,000	2,003,160
5.000%, 11/1/2018	1,000,000	1,045,360
5.000%, 11/1/2018	1,155,000	1,207,391
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	155,519
5.000%, 1/1/2019, Call 10/2/2017	250,000	254,507
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,617,456
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	249,252
County of Cook, 5.000%, 11/15/2018	1,300,000	1,355,406
Illinois Finance Authority:
0.800%, 8/15/2042, Call 9/1/2017 (12)	2,400,000	2,400,000
1.050%, 7/30/2018 (12)	3,275,000	3,277,325
4.000%, 11/15/2017	200,000	201,178
4.000%, 11/15/2018	200,000	206,894
5.000%, 8/15/2018	200,000	205,832
5.000%, 11/15/2018	350,000	365,939
5.000%, 11/15/2019	605,000	652,517
5.000%, 11/15/2019	250,000	269,805
Kankakee River Metropolitan Agency, AGM:
2.000%, 5/1/2018	100,000	100,342
3.000%, 5/1/2019	300,000	307,068
Lake County Forest Preserve District, 1.314% (LIBOR 3 Month+48 basis points), 12/15/2020 (7)	450,000	451,633
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	213,461
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	126,253
Northern Illinois Municipal Power Agency, 5.000%, 12/1/2018	500,000	524,690
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	1,250,000	1,266,250
Ogle Lee & De Kalb Counties Township High School District No. 212 Rochelle, 4.000%, 12/1/2018	925,000	959,225
Rib Floater Trust Various States, 1.040%, 4/1/2036, Call 4/1/2027 (6) (12)	4,250,000	4,250,000
Southwestern Illinois Development Authority, AGM, 5.250%, 12/1/2020, Call 12/1/2017	275,000	277,711
State of Illinois:
5.000%, 1/1/2018	2,000,000	2,020,540
5.000%, 2/1/2018	500,000	506,420
Tender Option Bond Trust Receipts/Certificates, 0.990%, 6/15/2032, Call 6/15/2026 (6) (12)	4,655,000	4,655,000
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	95,198
Village of Plainfield, 2.000%, 12/15/2017	130,000	130,420
Village of Rantoul, AGM:
2.000%, 1/1/2018	100,000	100,272
2.000%, 1/1/2019	150,000	151,388
		36,728,607

Indiana — 2.8%
Clark-Pleasant Community School Building Corp., SAW, 4.000%, 1/15/2018	910,000	920,328
Hamilton Southeastern Consolidated School Building Corp., 5.000%, 1/15/2018	900,000	913,752
Indiana Housing & Community Development Authority, GNMA FNMA FHLMC COLL, 0.890%, 7/1/2039, Call 10/2/2017 (12)	8,200,000	8,200,000
Tender Option Bond Trust Receipts/Certificates, 1.140%, 4/15/2019 (6) (12)	8,500,000	8,500,000
Whitley County Multi School Building Corp., 3.000%, 1/15/2018	250,000	252,080
		18,786,160

Iowa — 1.9%
City of Altoona, 3.000%, 6/1/2018	220,000	223,249
Iowa Finance Authority, 0.810%, 6/1/2039, Call 9/1/2017 (12)	4,900,000	4,900,000
Iowa Higher Education Loan Authority:
1.000%, 9/1/2018, Call 3/1/2018	3,000,000	3,000,300
2.000%, 12/1/2018, Call 6/1/2018	3,500,000	3,519,670
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	405,000	404,206
Xenia Rural Water District:
2.000%, 12/1/2017	125,000	125,213
2.000%, 12/1/2018	225,000	226,397
		12,399,035

Kansas — 0.3%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017	745,000	745,000
Kansas Turnpike Authority, 5.000%, 9/1/2017	1,000,000	1,000,000
		1,745,000

Kentucky — 1.4%
Kentucky Rural Water Finance Corp., 3.000%, 11/1/2018	3,000,000	3,066,120
Kentucky State Property & Building Commission, 5.250%, 10/1/2017	425,000	426,309
Louisville/Jefferson County Metropolitan Government:
1.250%, 6/3/2019 (12)	1,000,000	1,001,890
1.250%, 6/3/2019 (12)	1,000,000	1,001,890
4.000%, 11/15/2017	1,000,000	1,006,240
Northern Kentucky Water Service District, 3.000%, 4/1/2019, Call 10/1/2018	2,500,000	2,542,300
		9,044,749

Louisiana — 3.1%
East Baton Rouge Sewerage Commission, 1.362% (LIBOR 1 Month+50 basis points), 8/1/2018, Call 2/1/2018 (7)	6,090,000	6,094,019
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	525,000	525,037
Louisiana Offshore Terminal Authority, 0.800%, 9/1/2033, Call 9/1/2017 (12)	5,000,000	5,000,000
Louisiana Public Facilities Authority:
0.830%, 12/1/2043, Call 9/1/2017 (12)	500,000	500,000
1.040%, 7/1/2021, Call 9/7/2017 (12)	1,155,000	1,155,000
4.000%, 5/15/2019	225,000	235,593
Parish of St. Charles, 0.870%, 10/1/2022, Call 9/1/2017 (12)	800,000	800,000
Parish of St. James, 0.920%, 11/1/2040, Call 9/1/2017 (12)	4,000,000	4,000,000
State of Louisiana, 1.332% (LIBOR 1 Month+47 basis points), 5/1/2018, Call 11/1/2017 (7)	2,500,000	2,500,650
		20,810,299

Maine — 0.1%
City of Portland:
5.000%, 1/1/2018	285,000	288,454
5.000%, 1/1/2019	305,000	319,546
		608,000

Maryland — 0.1%
City of Baltimore:
3.000%, 9/1/2018	250,000	254,473
4.000%, 9/1/2019	350,000	368,046
		622,519

Massachusetts — 0.3%
Commonwealth of Massachusetts, 1.338% (LIBOR 3 Month+46 basis points), 11/1/2018, Call 11/1/2017 (7)	750,000	750,210
Marthas Vineyard Land Bank, BAM, 4.000%, 5/1/2018	500,000	509,830

Massachusetts Development Finance Agency, 1.270% (SIFMA Municipal Swap Index Yield+48 basis points), 1/29/2020, Call 8/1/2019 (7)	500,000	498,755
Massachusetts Municipal Wholesale Electric Co., MBIA, 1.892%, 7/1/2018, Call 9/5/2017 (12) (13)	25,000	24,706
		1,783,501

Michigan — 1.6%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,274,918
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	103,848
Michigan Finance Authority:
0.850%, 12/1/2017 (8) (12)	5,000,000	5,000,000
5.000%, 11/15/2017	500,000	503,900
5.000%, 11/15/2018	500,000	523,135
5.000%, 11/15/2019	400,000	433,140
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	30,137
Michigan State Housing Development Authority, 0.850%, 12/1/2035, Call 9/1/2017 (12)	460,000	460,000
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 10/2/2017	785,000	786,609
4.000%, 5/1/2021, Call 10/2/2017	600,000	601,230
Wayne County Airport Authority, 5.000%, 12/1/2017	250,000	252,437
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2018	215,000	219,242
4.000%, 5/1/2019	175,000	183,346
		10,371,942

Minnesota — 1.4%
City of Minneapolis, 1.000%, 12/1/2017, Call 9/21/2017	3,225,000	3,225,806
Housing & Redevelopment Authority of The City of St. Paul:
2.000%, 11/15/2018	805,000	815,183
3.000%, 11/15/2019	600,000	625,410
Minnesota Rural Water Finance Authority, Inc.:
1.050%, 3/1/2019 (8)	1,350,000	1,350,203
2.000%, 10/1/2017	3,000,000	3,002,490
		9,019,092

Mississippi — 1.7%
City of Jackson, BAM, 3.000%, 9/1/2017	375,000	375,000
Mississippi Business Finance Corp.:
0.840%, 11/1/2035, Call 9/1/2017 (12)	200,000	200,000
0.840%, 11/1/2035, Call 9/1/2017 (12)	3,550,000	3,550,000
1.150%, 5/1/2037, Call 11/1/2017 (12)	6,662,000	6,662,666
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	306,621
		11,094,287

Missouri — 1.3%
Cape Girardeau County Industrial Development Authority, 5.000%, 3/1/2019	220,000	231,240
City of Kansas City, 0.810%, 4/15/2034, Call 9/1/2017 (12)	5,000,000	5,000,000
Health & Educational Facilities Authority of the State of Missouri, 4.000%, 2/1/2018	500,000	505,665
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	210,000	219,047
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.365%, 12/1/2022, Call 9/1/2017 (12) (13)	1,750,000	1,631,098
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2018	1,000,000	1,001,370
		8,588,420

Nebraska — 0.4%
Central Plains Energy Project, 5.000%, 6/1/2018	2,000,000	2,058,200
City of La Vista, 1.000%, 3/15/2018, Call 10/2/2017	500,000	500,045
		2,558,245

Nevada — 0.1%
State of Nevada, 5.000%, 12/1/2017	550,000	555,616

New Jersey — 5.2%
City of Margate City, 5.000%, 2/1/2018	200,000	203,386
City of Union City, SAW, 4.000%, 11/1/2019 (8)	1,000,000	1,052,650
New Jersey Economic Development Authority:
1.080%, 11/1/2040, Call 9/1/2017 (12)	5,770,000	5,770,000
1.080%, 11/1/2040, Call 9/1/2017 (12)	4,700,000	4,700,000
1.090%, 11/1/2031, Call 9/1/2017 (12)	5,395,000	5,395,000

New Jersey Health Care Facilities Financing Authority:
1.080%, 7/1/2038, Call 9/1/2017 (12)	3,400,000	3,400,000
1.140%, 7/1/2028, Call 9/6/2017 (12)	300,000	300,000
1.170%, 7/1/2018, Call 9/1/2017 (12)	100,000	100,000
New Jersey Transportation Trust Fund Authority:
1.790% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (7)	5,000,000	4,940,650
5.000%, 12/15/2017	1,200,000	1,213,368
5.000%, 6/15/2019	1,500,000	1,576,425
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	263,327
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	136,688
New Jersey Turnpike Authority, 1.470% (SIFMA Municipal Swap Index Yield+68 basis points), 1/1/2018, Call 10/2/2017 (7)	200,000	200,054
Newark Housing Authority, 4.000%, 12/1/2017	100,000	100,762
Tender Option Bond Trust Receipts/Certificates, 0.850%, 1/1/2043, Call 7/1/2022 (6) (12)	5,000,000	5,000,000
		34,352,310

New Mexico — 1.2%
County of Bernalillo, 1.400%, 3/1/2019 (12)	2,775,000	2,789,486
New Mexico Municipal Energy Acquisition Authority, 1.575% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (7)	5,500,000	5,500,825
		8,290,311

New York — 8.6%
Albany Capital Resource Corp., 3.000%, 12/1/2017	115,000	115,578
Albany Industrial Development Agency, 1.040%, 7/1/2032, Call 9/7/2017 (12)	1,240,000	1,240,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2018 (12)	775,000	779,526
City of New York, 0.860%, 8/1/2044, Call 9/1/2017 (12)	1,250,000	1,250,000
City of New York, AGC, 0.820%, 10/1/2021, Call 9/5/2017 (12) (13)	100,000	100,000
City of New York, AGM, 0.920%, 11/1/2026 (12)	2,750,000	2,750,000
Long Island Power Authority, 1.512% (LIBOR 1 Month+65 basis points), 11/1/2018, Call 5/1/2018 (7)	1,600,000	1,603,584
Metropolitan Transportation Authority, 1.525% (LIBOR 1 Month+70 basis points), 2/1/2020 (7)	3,500,000	3,521,630
Metropolitan Transportation Authority, AGM, 1.450% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 11/15/2017 (7)	4,650,000	4,653,023
New York City Transitional Finance Authority:
0.850%, 8/1/2031 (12)	1,045,000	1,045,000
0.860%, 8/1/2031 (12)	2,175,000	2,175,000
0.920%, 8/1/2022, Call 9/1/2017 (12)	4,320,000	4,320,000
0.920%, 8/1/2023, Call 9/1/2017 (12)	6,550,000	6,550,000
New York City Water & Sewer System:
0.830%, 6/15/2039, Call 9/1/2017 (12)	1,700,000	1,700,000
0.840%, 6/15/2039, Call 9/1/2017 (12)	550,000	550,000
0.920%, 6/15/2032, Call 9/15/2017 (12)	2,400,000	2,400,000
New York State Dormitory Authority, 4.000%, 12/1/2018 (6)	1,000,000	1,027,250
New York State Energy Research & Development Authority, NATL-RE, 1.365%, 12/1/2020, Call 9/6/2017 (12) (13)	7,350,000	7,101,791
New York State Housing Finance Agency, 0.860%, 5/1/2042, Call 9/1/2017 (12)	1,200,000	1,200,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.030%, 5/1/2047, Call 9/1/2017 (6) (12)	3,000,000	3,000,000
State of New York, NATL-RE FGIC:
1.757%, 2/15/2022, Call 9/7/2017 (12) (13)	1,480,000	1,439,679
1.757%, 2/13/2032, Call 9/7/2017 (12) (13)	1,345,000	1,260,576
Town of Oyster Bay:
3.500%, 2/2/2018	1,380,000	1,390,736
3.500%, 6/1/2018	500,000	505,925
Triborough Bridge & Tunnel Authority:
0.860%, 11/1/2032, Call 9/1/2017 (12)	150,000	150,000
1.525% (LIBOR 1 Month+70 basis points), 2/1/2021 (7)	5,000,000	5,050,600
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	66,145
		56,946,043

North Carolina — 0.3%
North Carolina Medical Care Commission, 1.110%, 6/1/2029, Call 6/1/2020 (6) (12)	1,000,000	1,000,000
University of North Carolina at Chapel Hill, 1.575% (LIBOR 1 Month+75 basis points), 12/1/2017, Call 9/21/2017 (7)	925,000	925,194
		1,925,194

North Dakota — 0.5%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2018	565,000	572,910
4.000%, 5/1/2019	590,000	607,907
City of Grand Forks, 5.000%, 12/15/2017	850,000	859,800
City of Williston, AGM, 2.650%, 11/1/2020, Call 10/2/2017	1,100,000	1,100,451
		3,141,068

Ohio — 5.9%
City of Chillicothe, 2.000%, 9/8/2017	570,000	570,091
City of Cuyahoga Falls, 1.750%, 8/8/2018	3,220,000	3,238,161
City of Middletown, 0.800%, 11/15/2039, Call 9/1/2017 (12)	900,000	900,000
County of Allen, 0.800%, 5/1/2036, Call 9/1/2017 (12)	6,000,000	6,000,000
County of Crawford, 1.430%, 11/1/2017, Call 10/2/2017	5,000,000	5,001,850
County of Hamilton, 4.000%, 1/1/2018	250,000	252,043
County of Lorain, 2.000%, 3/29/2018	1,650,000	1,658,629
Lancaster Port Authority, 1.545% (LIBOR 1 Month+72 basis points), 8/1/2019, Call 2/1/2019 (7)	5,000,000	5,003,050
Rib Floater Trust Various States, 0.970%, 1/15/2046, Call 10/2/2017 (6) (12)	4,000,000	4,000,000
State of Ohio:
0.870%, 1/15/2045, Call 9/1/2017 (12)	5,500,000	5,500,000
0.950%, 1/15/2045, Call 9/1/2017 (12)	5,000,000	5,000,000
1.050%, 9/1/2017 (12)	2,000,000	2,000,000
		39,123,824

Oklahoma — 0.2%
Oklahoma Municipal Power Authority, 1.590% (SIFMA Municipal Swap Index Yield+80 basis points), 8/1/2018, Call 2/1/2018 (7)	130,000	130,096
Tulsa County Independent School District No. 4 Bixby, 2.000%, 7/1/2019	1,000,000	1,019,980
		1,150,076

Oregon — 0.6%
County of Gilliam, 1.500%, 10/1/2018	1,000,000	1,005,730
Port of Morrow, 0.980%, 2/1/2027, Call 9/1/2017 (12)	3,210,000	3,210,000
		4,215,730

Pennsylvania — 4.6%
Bethlehem Area School District, SAW, 1.297% (LIBOR 1 Month+43 basis points), 1/1/2018, Call 9/21/2017 (7)	3,070,000	3,070,276
Bethlehem Area Vocational Technical School Authority, MAC SAW, 1.500%, 9/15/2017	185,000	185,028
City of Philadelphia, 4.000%, 8/1/2018	2,000,000	2,053,960
Indiana County Industrial Development Authority, 1.550%, 4/1/2019, Call 10/1/2018	1,850,000	1,855,476
North Penn Water Authority, 1.325% (LIBOR 1 Month+50 basis points), 11/1/2019, Call 5/1/2019 (7)	2,000,000	2,003,020
Old Forge School District, BAM SAW:
1.180%, 5/1/2018	200,000	199,878
2.000%, 5/1/2019	500,000	504,225
Pennsylvania Higher Educational Facilities Authority:
0.875%, 2/1/2018, Call 10/2/2017	2,100,000	2,100,084
1.200%, 11/1/2017 (12)	2,200,000	2,199,450
Pennsylvania Turnpike Commission:
1.240% (SIFMA Municipal Swap Index Yield+45 basis points), 12/1/2017, Call 10/2/2017 (7)	560,000	560,129
1.390% (SIFMA Municipal Swap Index Yield+60 basis points), 12/1/2017, Call 10/2/2017 (7)	100,000	100,034
1.470% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (7)	6,000,000	6,012,840
1.670% (SIFMA Municipal Swap Index Yield+88 basis points), 12/1/2020, Call 6/1/2020 (7)	1,800,000	1,816,740
1.940% (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (7)	2,225,000	2,248,118
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,252,688
Scranton School District, SAW, 1.837% (LIBOR 1 Month+100 basis points), 4/2/2018, Call 10/2/2017 (7)	2,980,000	2,979,970
Tunkhannock Area School District, BAM SAW, 2.000%, 1/15/2018	125,000	125,481
University Area Joint Authority, 1.190% (SIFMA Municipal Swap Index Yield+40 basis points), 11/1/2017, Call 9/21/2017 (7)	1,070,000	1,069,315
		30,336,712

Rhode Island — 0.1%
Rhode Island Health & Educational Building Corp., 5.000%, 5/15/2018	1,000,000	1,023,340

South Carolina — 0.8%
South Carolina Educational Facilities Authority, 0.830%, 10/1/2039, Call 9/1/2017 (12)	1,050,000	1,050,000
South Carolina Jobs-Economic Development Authority, 2.250%, 5/1/2019, Call 11/1/2018 (6)	3,000,000	3,004,710
Town of Hilton Head Island, SAW, 4.000%, 10/5/2017	1,000,000	1,002,930
		5,057,640

Tennessee — 2.2%
Clarksville Public Building Authority, 0.900%, 2/1/2038, Call 9/1/2017 (12)	3,145,000	3,145,000
County of Monroe, 1.200%, 6/15/2019, Call 12/15/2018	1,250,000	1,251,387
Knox County Health Educational & Housing Facility Board, 1.150%, 8/1/2018	1,000,000	1,001,480
Metropolitan Government Nashville & Davidson County Industrial Development Board, 0.820%, 7/15/2036, Call 9/15/2017 (12)	500,000	500,000
Montgomery County Public Building Authority, 0.900%, 4/1/2032, Call 9/1/2017 (12)	3,850,000	3,850,000
Tender Option Bond Trust Receipts/Certificates, 0.940%, 7/1/2046, Call 7/1/2026 (6) (12)	5,000,000	5,000,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	100,000	104,200
		14,852,067

Texas — 8.8%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 9/21/2017 (12)	5,590,000	5,589,609
Austin Convention Enterprises, Inc., 5.000%, 1/1/2019	400,000	419,076
City of Houston, 4.000%, 9/1/2017	200,000	200,000
City of Lewisville, AGM:
2.000%, 9/1/2017	335,000	335,000
4.000%, 9/1/2018	340,000	350,084
Clear Brook City Municipal Utility District, BAM, 2.000%, 2/1/2018	220,000	220,757
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,041,950
Denton County Fresh Water Supply District No. 7, AGM:
2.000%, 2/15/2018	465,000	466,939
2.000%, 2/15/2019	240,000	243,391
Fort Bend County Municipal Utility District No. 138, BAM, 2.000%, 9/1/2017	200,000	200,000
Fort Bend County Municipal Utility District No. 151, MAC, 2.000%, 9/1/2017	180,000	180,000
Fort Bend County Municipal Utility District No. 50, MAC, 2.000%, 9/1/2017	340,000	340,000
Goose Creek Consolidated Independent School District, PSF:
1.180%, 8/15/2019 (12)	1,800,000	1,800,000
1.350%, 8/15/2018 (12)	700,000	703,339
Harris County Cultural Education Facilities Finance Corp., 0.880%, 12/1/2024, Call 9/1/2017 (12)	8,000,000	8,000,000
Harris County Health Facilities Development Corp., 0.880%, 12/1/2041, Call 9/1/2017 (12)	2,105,000	2,105,000
Harris County Municipal Utility District No. 371, BAM:
2.000%, 9/1/2018	290,000	292,352
2.000%, 9/1/2019	295,000	298,747
Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	100,000
Houston Independent School District, 5.000%, 9/15/2017	2,025,000	2,027,167
Houston Independent School District, PSF, 3.000%, 6/1/2018 (12)	2,640,000	2,681,923
Katy Independent School District, PSF, 5.000%, 2/15/2018	1,000,000	1,018,650
Mission Economic Development Corp., 1.050%, 10/2/2017 (12)	3,000,000	3,000,180
New Hope Cultural Education Facilities Finance Corp., 1.000%, 2/1/2018, Call 9/21/2017	2,000,000	1,999,900
North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	223,626
6.000%, 1/1/2020, Call 1/1/2018	30,000	30,491
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2018 (12)	1,900,000	1,907,562
Spring Branch Independent School District, PSF, 3.000%, 6/18/2019 (12)	4,000,000	4,138,120
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	375,233
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 9/21/2017	2,525,000	2,527,474
4.000%, 9/1/2017	550,000	550,000
5.000%, 10/1/2017	1,025,000	1,028,013
5.250%, 8/15/2028, Call 8/15/2018	230,000	239,425
Tender Option Bond Trust Receipts/Certificates, 0.990%, 7/1/2021 (6) (12)	11,950,000	11,950,000
Texas Municipal Gas Acquisition & Supply Corp. II:
1.260% (SIFMA Municipal Swap Index Yield+47 basis points), 9/15/2017 (7)	50,000	50,002
1.535% (LIBOR 3 Month+70 basis points), 9/15/2017 (7)	840,000	840,034
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	127,766
Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2017	250,000	249,550
		57,851,360

Utah — 0.4%
Tender Option Bond Trust Receipts/Certificates, 0.990%, 1/1/2025 (6) (12)	2,500,000	2,500,000

Virginia — 0.9%
Newport News Redevelopment & Housing Authority, FHA GNMA, 1.200%, 4/1/2019	3,500,000	3,501,365
Peninsula Ports Authority, 1.550%, 10/1/2019 (12)	1,000,000	995,340
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,222,946
		5,719,651

Washington — 2.9%
County of Skagit, 2.000%, 12/1/2018	485,000	492,202
Pierce County School District No 10 Tacoma, 5.000%, 12/1/2017	2,280,000	2,302,846
Tender Option Bond Trust Receipts/Certificates:
0.940%, 6/15/2033, Call 6/1/2019 (6) (12)	5,050,000	5,050,000
0.960%, 1/1/2035 (6) (12)	5,000,000	5,000,000
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	500,000	527,570
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (6)	100,000	100,015
Washington Higher Education Facilities Authority, 0.800%, 10/1/2029, Call 9/1/2017 (12)	600,000	600,000
Washington State Housing Finance Commission, 0.810%, 9/1/2049, Call 9/1/2017 (12)	5,000,000	5,000,000
		19,072,633

West Virginia — 0.0%
Berkeley County Building Commission, 3.000%, 9/1/2017	50,000	50,000

Wisconsin — 2.4%
City of South Milwaukee, 4.000%, 9/1/2017	100,000	100,000
County of Langlade:
2.000%, 10/1/2017	365,000	365,186
2.000%, 10/1/2018	100,000	100,549
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,580,000	1,588,137
Public Finance Authority:
3.000%, 11/15/2022, Call 11/15/2018 (6)	1,500,000	1,506,615
5.000%, 11/15/2018 (8)	565,000	590,250
5.000%, 11/15/2019 (8)	440,000	474,659
Tender Option Bond Trust Receipts/Certificates, 0.840%, 7/1/2047, Call 7/1/2027 (6) (12)	2,300,000	2,300,000
Town of Freedom, 2.000%, 10/1/2018, Call 10/2/2017	1,170,000	1,170,749
Town of Salem, 1.375%, 11/1/2018, Call 11/1/2017	1,690,000	1,690,726
Wisconsin Center District, 3.000%, 12/15/2017	635,000	638,823
Wisconsin Health & Educational Facilities Authority:
5.000%, 2/15/2019 (8)	455,000	480,366
5.000%, 8/15/2021, Call 8/15/2018	150,000	155,811
Wisconsin Housing & Economic Development Authority, 0.800%, 5/1/2055, Call 9/1/2017 (12)	5,000,000	5,000,000
		16,161,871

Wyoming — 0.7%
County of Converse, 0.880%, 12/1/2020, Call 9/1/2017 (12)	5,000,000	5,000,000

Total Municipals (identified cost $633,869,349)		634,462,688

Short-Term Investments — 7.2%

Mutual Funds — 0.0%
BMO Government Money Market Fund - Premier Class, 0.870% (4)	80,322	80,322

Short-Term Municipals — 7.2%

California — 0.2%
California Municipal Finance Authority, 5.000%, 2/1/2018	$ 500,000	507,605
Fresno Joint Powers Financing Authority, 5.000%, 4/1/2018	600,000	613,728
		1,121,333

Colorado — 0.1%
Colorado Health Facilities Authority, 5.000%, 6/1/2018 (8)	500,000	512,740

Connecticut — 1.2%
City of Hartford, 2.500%, 10/31/2017	4,000,000	4,007,560
City of New Haven, 2.500%, 5/15/2018	2,900,000	2,924,070
Town of Manchester, 2.000%, 2/21/2018	1,000,000	1,004,460
		7,936,090

Florida — 0.6%
Jacksonville Pollution Control, 0.870%, 9/18/2017	4,000,000	4,000,000

Georgia — 0.2%
Georgia State Road & Tollway Authority, 5.000%, 6/1/2018	1,000,000	1,030,900

Illinois — 0.0%
Chicago Transit Authority, 2.000%, 6/1/2018	175,000	176,048

Minnesota — 0.1%
City of Maple Grove, 3.000%, 5/1/2018	650,000	657,833

New Jersey — 0.3%
Hudson County Improvement Authority, County Guarantee, 2.250%, 4/5/2018	2,000,000	2,015,140

New York — 0.6%
Owego Apalachin Central School District, SAW, 1.300%, 2/22/2018, Call 11/15/2017	4,000,000	4,000,760

Ohio — 1.9%
City of Lakewood, 2.000%, 4/2/2018	2,500,000	2,514,000
City of Springfield, 2.000%, 3/30/2018	700,000	704,116
City of Tipp City, 1.750%, 2/14/2018	4,000,000	4,008,960
County of Union, 1.200%, 3/28/2018, Call 10/2/2017	1,500,000	1,501,320
Dublin City School District, 2.000%, 4/26/2018	1,500,000	1,509,360
Township of Union, 2.000%, 9/6/2018 (8)	2,350,000	2,371,620
		12,609,376

Texas — 2.0%
Austin Convention Enterprises, Inc., 5.000%, 1/1/2018	200,000	202,398
State of Texas, 4.000%, 8/30/2018 (8)	10,000,000	10,305,000
Texas Municipal Power, 0.850%, 9/13/2017	3,000,000	3,000,060
		13,507,458
Total Short-Term Municipals		47,567,678

Total Short-Term Investments (identified cost $47,633,316)		47,648,000

Total Investments — 103.3% (identified cost $681,502,665)		682,110,688
Other Assets and Liabilities — (3.3)%		(21,723,398)

Total Net Assets — 100.0%		$660,387,290

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2017, these securities amounted to:

Fund	Amount	% of Total Net Assets

Ultra Short Tax-Free Fund	$106,814,893	16.17%

(7) Floating Rate Security

(8) Purchased on a when-issued or delayed delivery basis.

(12) Variable Rate Security

(13) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of August 31, 2017

Description	Shares or Principal Amount	Value

Municipals — 94.4%

Alabama — 2.8%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$ 1,000,000	$ 1,034,430
Black Belt Energy Gas District, 4.000%, 6/1/2021, Call 3/1/2021 (12)	1,000,000	1,085,910
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,139,990
County of Jefferson, AGM, 2.463% (LIBOR 1 Month+0 basis points), 2/1/2042, Call 10/5/2017 (7)	259,832	225,624
Mobile Industrial Development Board:
0.910%, 6/1/2034, Call 9/1/2017 (12)	250,000	250,000
1.000%, 6/1/2034, Call 9/1/2017 (12)	1,000,000	1,000,000
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	221,616
5.000%, 8/1/2021	175,000	199,559
		5,157,129

Alaska — 0.4%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2021, Call 12/1/2017	100,000	101,056
City of Valdez, 5.000%, 1/1/2021	500,000	559,555
		660,611

Arizona — 2.3%
Arizona Health Facilities Authority:
2.640% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	250,000	253,808
2.640% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	250,000	253,808
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	511,788
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (12)	750,000	754,762
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	25,938
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6)	85,000	85,524
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (6)	750,000	818,707
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	430,000	432,176
2.875%, 7/1/2021 (6)	260,000	261,165
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (15)	100,000	108,338
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	269,853
State of Arizona, AGM, 5.000%, 7/1/2018	500,000	516,695
		4,292,562

Arkansas — 0.7%
Arkansas Development Finance Authority, 1.200%, 9/1/2044, Call 9/1/2017 (12)	750,000	750,000
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	140,000	140,181
City of Hot Springs, 5.000%, 12/1/2020	245,000	272,477
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	150,000	150,214
		1,312,872

California — 10.1%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	553,540
Bay Area Toll Authority, 1.890% (SIFMA Municipal Swap Index Yield+110 basis points), 4/1/2024, Call 10/1/2023 (7)	500,000	509,865
BB&T Municipal Trust, 1.590% (SIFMA Municipal Swap Index Yield+80 basis points), 11/15/2019 (6) (7)	500,000	501,275
California Health Facilities Financing Authority, NATL-RE:
1.230%, 7/15/2018, Call 9/7/2017 (12) (13)	100,000	98,492
1.383%, 7/1/2022, Call 9/1/2017 (12) (13)	500,000	485,385
California Housing Finance Agency, AGM GO, 3.004%, 2/1/2037, Call 9/7/2017 (12) (13)	10,000	9,698
California Municipal Finance Authority:
1.200%, 2/1/2018 (12)	1,000,000	1,000,520
5.000%, 2/1/2022	1,000,000	1,144,430
California Pollution Control Financing Authority, 0.950%, 11/1/2017 (6) (12)	1,000,000	1,000,040

California Public Finance Authority:
5.000%, 10/15/2021	350,000	389,743
5.000%, 10/15/2022	300,000	339,594
California School Finance Authority, 4.000%, 8/1/2018 (6)	300,000	307,518
California State Public Works Board:
5.000%, 4/1/2020	320,000	352,646
5.000%, 11/1/2020, Call 11/1/2019	35,000	37,802
5.125%, 10/1/2022, Call 10/1/2019	245,000	266,651
California Statewide Communities Development Authority:
3.500%, 11/1/2018	100,000	100,634
5.000%, 12/1/2025 (6)	200,000	234,080
California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	200,226
California Statewide Communities Development Authority, CMI:
2.500%, 8/1/2020, Call 9/1/2017	220,000	220,000
3.500%, 11/1/2021, Call 11/1/2019	750,000	782,790
California Statewide Communities Development Authority, NATL-RE, 3.208%, 4/1/2028 (12) (13)	75,000	69,570
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	752,935
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 10/2/2017	250,000	250,480
City of Redding, NATL-RE, 1.400%, 7/1/2022 (12) (13)	150,000	143,291
County of San Joaquin, 4.000%, 4/1/2019	225,000	235,267
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	515,585
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	1,014,790
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,161,400
Northern California Gas Authority No. 1, 1.500% (LIBOR 3 Month+63 basis points), 7/1/2019 (7)	1,040,000	1,039,303
Palomar Health, 5.000%, 11/1/2022	375,000	424,118
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	454,308
State of California:
1.562% (LIBOR 1 Month+70 basis points), 12/1/2017, Call 10/2/2017 (7)	250,000	250,085
1.690% (SIFMA Municipal Swap Index Yield+90 basis points), 5/1/2018, Call 11/1/2017 (7)	180,000	180,171
1.692% (LIBOR 1 Month+83 basis points), 12/3/2018, Call 6/1/2018 (7)	610,000	612,647
State of California, FSA, 1.000%, 8/1/2027 (6) (12)	500,000	500,000
Tender Option Bond Trust, 0.940%, 8/1/2022 (6) (12)	2,000,000	2,000,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 11/1/2017 (12)	220,000	220,042
		18,358,921

Colorado — 5.0%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	174,538
6.000%, 5/1/2019	178,000	192,213
City of Burlington, 3.000%, 11/1/2019	100,000	103,251
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019 (6)	590,000	591,811
3.000%, 10/1/2017	380,000	380,608
3.000%, 11/15/2017	200,000	200,972
5.000%, 10/1/2021	1,000,000	1,129,210
Colorado Health Facilities Authority:
1.450%, 7/1/2034, Call 7/1/2019 (6) (12)	1,000,000	1,000,000
4.000%, 12/1/2018	250,000	257,870
4.500%, 2/1/2019	250,000	258,988
5.000%, 5/15/2021	325,000	356,843
5.000%, 6/1/2021 (8)	250,000	279,605
5.000%, 5/15/2022	250,000	277,965
5.000%, 6/1/2022 (8)	250,000	285,245
County of Montrose:
4.000%, 12/1/2018	175,000	180,357
4.000%, 12/1/2019	200,000	210,046
E-470 Public Highway Authority, 1.880% (LIBOR 1 Month+105 basis points), 9/1/2021, Call 3/1/2021 (7)	575,000	584,781
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2022	1,000,000	1,191,960
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	554,270
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (12)	750,000	854,947
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	135,039
		9,200,519

Connecticut — 0.7%
Connecticut State Health & Educational Facility Authority, 2.875%, 9/1/2020, Call 10/2/2017 (6)	250,000	250,052
State of Connecticut:
1.670% (SIFMA Municipal Swap Index Yield+88 basis points), 8/15/2018 (7)	250,000	250,890
1.710% (SIFMA Municipal Swap Index Yield+92 basis points), 5/15/2018 (7)	150,000	150,710
1.710% (SIFMA Municipal Swap Index Yield+92 basis points), 9/15/2019 (7)	115,000	115,619
5.000%, 3/15/2021	500,000	556,585
		1,323,856

Delaware — 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	105,000	106,335

Florida — 5.8%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	546,595
5.000%, 4/1/2021	400,000	450,260
City of Orlando, AGM:
4.000%, 11/1/2021	460,000	507,688
5.000%, 11/1/2022	350,000	408,814
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	326,589
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	27,480
Columbia County School Board:
5.000%, 7/1/2019	920,000	983,922
5.000%, 7/1/2021	400,000	448,920
County of Broward, 5.000%, 10/1/2020	100,000	111,674
County of Okeechobee, 1.550%, 7/1/2021 (12)	800,000	800,248
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	335,838
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	65,000	67,252
Florida Municipal Power Agency, AMBAC, 1.365%, 10/1/2027, Call 9/6/2017 (12) (13)	575,000	529,439
Florida Municipal Power Agency, NATL-RE FGIC, 2.104%, 10/1/2027 (12) (13)	25,000	22,995
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	356,200
5.000%, 6/1/2021	300,000	337,887
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	44,323
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	308,025
5.000%, 5/1/2019	225,000	239,674
Miami-Dade County School Board Foundation, Inc., AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	103,493
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	55,000	55,000
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	300,780
Pinellas County Health Facilities Authority, NATL-RE, 1.803%, 11/15/2023, Call 9/1/2017 (12) (13)	175,000	166,941
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	558,685
School Board of Miami-Dade County, 1.020%, 9/7/2017 (6) (12)	650,000	650,000
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,073,250
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (6)	250,000	262,170
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	256,799
5.000%, 7/1/2020	300,000	327,828
Tampa Bay Water:
5.000%, 10/1/2017	15,000	15,044
5.000%, 10/1/2017	25,000	25,072
		10,648,885

Georgia — 3.6%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	544,175
City of Atlanta:
2.329% (LIBOR 1 Month+150 basis points), 11/1/2018, Call 5/1/2018 (7)	250,000	251,595
5.000%, 1/1/2021	250,000	279,088
5.000%, 1/1/2022	700,000	801,136
6.000%, 11/1/2029, Call 11/1/2019	290,000	321,392
County of DeKalb, 5.000%, 10/1/2020	150,000	167,753
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	457,187
Gainesville & Hall County Hospital Authority:
1.740% (SIFMA Municipal Swap Index Yield+95 basis points), 2/18/2020, Call 8/22/2019 (7)	350,000	348,988
5.000%, 2/15/2021	700,000	784,378
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,424,487
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,053,660
5.250%, 9/15/2018	100,000	103,988
		6,537,827

Guam — 0.3%
Territory of Guam, 5.000%, 12/1/2022	500,000	574,580

Idaho — 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	159,555
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	80,092
		239,647

Illinois — 13.1%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	404,504
Chicago Board of Education, 9.000%, 3/1/2032, Call 9/1/2018	955,000	959,613
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	210,648
5.000%, 1/1/2021, Call 1/1/2018	100,000	101,346
5.000%, 1/1/2022	100,000	115,628
5.000%, 1/1/2022	200,000	231,256
Chicago Park District:
5.000%, 1/1/2022	250,000	282,985
5.000%, 1/1/2022	500,000	565,970
Chicago Transit Authority:
5.000%, 6/1/2021	750,000	841,230
5.500%, 6/1/2019, Call 12/1/2018	105,000	111,017
City of Chicago:
5.000%, 1/1/2018	50,000	50,402
5.000%, 1/1/2021	840,000	929,082
5.000%, 11/1/2021	1,000,000	1,127,900
5.000%, 1/1/2022	500,000	565,080
City of Chicago, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	175,000	176,860
City of Peoria, 3.000%, 1/1/2019	300,000	306,885
City of Waukegan, 5.000%, 12/30/2020	250,000	275,892
Clyde Park District, AGM, 4.250%, 2/1/2019	340,000	347,303
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	65,152
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	165,808
0.000%, 12/1/2019	100,000	95,309
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	100,716
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,085,660
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	266,385
5.000%, 11/15/2021	720,000	805,795
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	347,921
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	575,000	576,696
Illinois Finance Authority:
2.212% (LIBOR 1 Month+135 basis points), 5/1/2021, Call 11/1/2020 (7)	1,000,000	1,007,440
2.500%, 5/15/2018	150,000	150,664
4.000%, 10/1/2018	275,000	281,229
5.000%, 2/15/2018	40,000	40,698
5.000%, 1/1/2021	200,000	219,916
5.000%, 11/15/2021	400,000	455,788
5.000%, 1/1/2022	150,000	168,396
5.000%, 11/15/2022	555,000	646,231
5.000%, 11/15/2022	500,000	582,190
5.500%, 8/15/2018	100,000	104,100
Illinois Finance Authority, AGM:
0.000%, 1/1/2018	40,000	39,896
0.000%, 1/1/2018	55,000	54,731
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 10/2/2017	135,000	135,315
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,169,360
Kendall, Kane, & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/2/2017	50,000	50,095
Lake County Forest Preserve District, 1.314% (LIBOR 3 Month+48 basis points), 12/15/2020 (7)	300,000	301,089
Marion-Clinton Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	190,211

McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	99,536
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	30,000	28,186
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	416,632
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2018	40,000	41,170
Rib Floater Trust Various States, 1.040%, 4/1/2036, Call 4/1/2027 (6) (12)	1,710,000	1,710,000
Rock Island County Public Building Commission, 3.700%, 12/1/2018	145,000	146,388
State of Illinois:
3.875%, 9/1/2017	100,000	100,000
5.000%, 1/1/2018	1,000,000	1,010,270
5.000%, 4/1/2020	100,000	106,208
5.000%, 2/1/2021	240,000	258,554
Town of Cicero, 5.000%, 1/1/2020	500,000	539,855
Village of Round Lake Beach:
2.000%, 1/1/2018	275,000	275,863
2.000%, 1/1/2018	205,000	205,644
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	80,000	80,385
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,163,613
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	1,000,000	994,470
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	111,375
		23,998,541

Indiana — 2.3%
Center Grove Community School Corp., 2.000%, 1/1/2018	505,000	506,071
City of Whiting, 1.850%, 10/1/2019 (12)	1,000,000	1,009,760
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	152,508
Indiana Finance Authority:
4.000%, 10/1/2017	250,000	250,470
5.000%, 5/1/2020	100,000	110,250
5.000%, 8/15/2020	250,000	269,255
5.000%, 9/1/2022	525,000	605,047
5.250%, 10/1/2022, Call 10/1/2021	150,000	173,473
Indiana Housing & Community Development Authority, GNMA FNMA FHLMC COLL, 0.890%, 7/1/2039, Call 10/2/2017 (12)	700,000	700,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	109,855
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	274,245
		4,160,934

Iowa — 1.1%
Iowa Higher Education Loan Authority, 2.000%, 12/1/2018, Call 6/1/2018	1,000,000	1,005,620
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	1,000,000	998,040
		2,003,660

Kansas — 0.4%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	465,238
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	96,548
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	214,028
		775,814

Kentucky — 1.1%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	595,415
Kentucky Asset Liability Commission, NATL-RE, 1.278% (LIBOR 3 Month+40 basis points), 11/1/2017 (7)	35,000	34,993
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	501,767
Kentucky State Property & Building Commission:
5.375%, 11/1/2023, Call 11/1/2018	20,000	21,029
5.375%, 11/1/2023, Call 11/1/2018	5,000	5,244
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 10/2/2017	265,000	265,530
Louisville - Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	610,153
		2,034,131

Louisiana — 0.6%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	445,128
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	20,000	20,001
Louisiana Local Government Environmental Facilities & Community Development Authority, 1.562% (LIBOR 1 Month+70 basis points), 8/1/2018, Call 2/1/2018 (7)	450,000	450,553
Louisiana Public Facilities Authority, AMBAC, 1.400%, 9/1/2027, Call 9/26/2017 (12) (13)	50,000	46,430
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	121,161
		1,083,273

Maine — 0.1%
City of Portland:
4.000%, 7/1/2019	130,000	136,073
4.000%, 7/1/2020	110,000	117,421
		253,494

Maryland — 0.5%
City of Baltimore:
1.637%, 7/1/2037, Call 9/6/2017 (12) (13)	25,000	20,911
5.000%, 9/1/2022	500,000	572,635
City of Baltimore, NATL-RE, 1.599%, 7/1/2020 (12) (13)	50,000	49,006
Howard County Housing Commission, 2.040% (SIFMA Municipal Swap Index Yield+125 basis points), 7/1/2018, Call 1/1/2018 (7)	245,000	245,071
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	25,000	26,597
		914,220

Massachusetts — 1.2%
Commonwealth of Massachusetts, 1.700%, 8/1/2022 (12)	1,000,000	1,007,050
Commonwealth of Massachusetts, NATL-RE FGIC, 1.635%, 12/1/2030, Call 9/7/2017 (12) (13)	100,000	92,299
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	330,000	348,325
5.000%, 7/1/2021	280,000	315,241
5.000%, 7/1/2022	315,000	362,426
		2,125,341

Michigan — 2.1%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	314,319
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	207,696
City of Wyandotte, BAM:
5.000%, 10/1/2017	100,000	100,280
5.000%, 10/1/2018	200,000	207,876
5.000%, 10/1/2019	250,000	266,915
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	110,000	113,065
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	655,166
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	165,548
Lawrence Public Schools, Q-SBLF, 4.000%, 5/1/2018	255,000	259,962
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	165,138
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	566,041
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	209,278
Romulus Community Schools, AGM, 4.000%, 11/1/2017	100,000	100,431
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	322,740
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 10/2/2017	270,000	270,553
		3,925,008

Minnesota — 0.7%
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	110,000	110,616
St. Paul Housing & Redevelopment Authority:
5.000%, 11/15/2021	500,000	574,780
5.000%, 11/15/2022	500,000	587,355
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	50,401
		1,323,152

Mississippi — 0.2%
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	166,808
State of Mississippi, 1.320% (SIFMA Municipal Swap Index Yield+53 basis points), 9/1/2017 (7)	275,000	275,000
		441,808

Missouri — 2.8%
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 12/1/2017	1,000,000	1,001,310
Missouri Health & Educational Facilities Authority:
4.000%, 2/1/2018	255,000	257,889
5.000%, 2/1/2022	250,000	282,808
5.000%, 2/1/2024, Call 2/1/2021	250,000	272,310

Missouri Health & Educational Facilities Authority, AMBAC, 1.470%, 6/1/2020, Call 9/1/2017 (12) (13)	50,000	48,437
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	225,000	234,693
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 1.365%, 12/1/2022, Call 9/1/2017 (12) (13)	805,000	750,305
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,060,830
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2018	600,000	600,822
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	559,195
		5,068,599

Nebraska — 0.1%
Central Plains Energy Project, 1.305% (LIBOR 3 Month+50 basis points), 12/1/2017 (7)	160,000	159,886

Nevada — 0.1%
Clark County School District, NATL:
5.000%, 6/15/2021, Call 10/2/2017	65,000	67,112
5.000%, 6/15/2023, Call 10/2/2017	95,000	98,086
		165,198

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act:
5.250%, 10/1/2023, Call 10/1/2017	190,000	190,599
5.250%, 10/1/2023, Call 10/2/2017	60,000	60,196
		250,795

New Jersey — 3.1%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	646,096
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	442,696
New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	20,691
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2022	790,000	920,073
5.125%, 7/1/2019, Call 7/1/2018	130,000	134,462
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	365,000	386,590
5.000%, 12/1/2017	370,000	373,430
5.000%, 6/1/2018	100,000	102,700
New Jersey State Turnpike Authority, NATL-RE:
1.365%, 1/1/2030, Call 9/5/2017 (12) (13)	25,000	22,607
1.365%, 1/1/2030, Call 9/7/2017 (12) (13)	500,000	452,128
1.367%, 1/1/2030, Call 9/1/2017 (12) (13)	25,000	22,607
1.523%, 1/1/2030, Call 9/5/2017 (12) (13)	25,000	22,607
1.523%, 1/1/2030, Call 9/7/2017 (12) (13)	100,000	90,426
New Jersey Transportation Trust Fund Authority:
1.790% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (7)	475,000	469,362
4.000%, 12/15/2019	75,000	78,386
5.000%, 6/15/2019	150,000	157,642
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	270,535
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	303,750
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	146,524
5.500%, 12/15/2020	10,000	11,171
South Jersey Port Corp.:
5.000%, 1/1/2018	250,000	252,632
5.000%, 1/1/2019	340,000	351,087
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	30,000
		5,708,202

New Mexico — 1.6%
City of Farmington, 1.875%, 4/1/2020 (12)	1,000,000	1,016,260
County of Bernalillo, 5.750%, 10/1/2017	150,000	150,524
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	25,000	26,268
New Mexico Municipal Energy Acquisition Authority, 1.575% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (7)	650,000	650,097
Town of Clayton, NATL, 4.000%, 11/1/2017	1,000,000	1,004,230
		2,847,379

New York — 9.2%
City of Buffalo, AGM SAW, 2.375%, 11/15/2017	100,000	100,304
City of New York, AGM, 0.920%, 11/1/2026 (12)	195,000	195,000
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,044,190
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	428,888
Long Island Power Authority, 1.512% (LIBOR 1 Month+65 basis points), 11/1/2018, Call 5/1/2018 (7)	1,000,000	1,002,240
Metropolitan Transportation Authority, AGM, 1.450% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 11/15/2017 (7)	250,000	250,162
New York City Transitional Finance Authority:
0.850%, 11/1/2029, Call 9/1/2017 (12)	1,200,000	1,200,000
0.920%, 8/1/2022, Call 9/1/2017 (12)	1,250,000	1,250,000
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	640,212
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,034,140
5.000%, 12/15/2019	495,000	540,827
5.000%, 12/1/2022 (6)	600,000	682,002
5.250%, 2/15/2024, Call 2/15/2019	380,000	404,077
5.250%, 2/15/2024, Call 2/15/2019	20,000	21,255
New York State Dormitory Authority, NATL-RE, 2.281%, 7/1/2029, Call 9/5/2017 (12) (13)	550,000	500,606
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (12)	350,000	356,181
New York State Energy Research & Development Authority, NATL-RE, 1.365%, 12/1/2020, Call 9/6/2017 (12) (13)	1,000,000	966,230
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	705,275
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,066,420
State of New York, AGM, 1.757%, 3/15/2021, Call 9/7/2017 (12) (13)	25,000	23,694
State of New York, NATL-RE FGIC:
1.757%, 2/15/2022, Call 9/7/2017 (12) (13)	455,000	442,604
1.757%, 2/13/2032, Call 9/7/2017 (12) (13)	70,000	65,606
Town of Oyster Bay, 3.500%, 6/1/2018	500,000	505,925
Triborough Bridge & Tunnel Authority, 1.525% (LIBOR 1 Month+70 basis points), 2/1/2021 (7)	1,000,000	1,010,120
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,118,170
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,260,013
		16,814,141

North Carolina — 0.6%
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	100,000	104,022
North Carolina Eastern Municipal Power Agency, FGIC, 1.551%, 1/1/2025 (12) (13)	600,000	494,571
University of North Carolina at Chapel Hill, 1.575% (LIBOR 1 Month+75 basis points), 12/1/2017, Call 9/21/2017 (7)	525,000	525,110
		1,123,703

North Dakota — 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	260,258
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	120,000	125,434
		385,692

Ohio — 2.8%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	907,146
Bucyrus City School District, 0.000%, 12/1/2017	155,000	154,566
City of Cleveland, AGM, 5.000%, 1/1/2019	600,000	629,826
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	50,657
City of Harrison, 2.000%, 10/1/2018	120,000	120,700
County of Hamilton:
4.000%, 1/1/2021	445,000	473,880
5.000%, 1/1/2022	465,000	520,186
Lancaster Port Authority, 1.445% (LIBOR 1 Month+62 basis points), 8/1/2019, Call 2/1/2019 (7)	195,000	194,795
New Lexington City School District, BAM, 1.200%, 12/1/2017	55,000	54,968
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	80,000	82,642
Rib Floater Trust Various States, 0.970%, 1/15/2046, Call 10/2/2017 (6) (12)	1,000,000	1,000,000
State of Ohio, 0.950%, 1/15/2045, Call 9/1/2017 (12)	500,000	500,000
University of Toledo, 5.000%, 6/1/2020	375,000	413,558
		5,102,924

Oklahoma — 0.1%
Oklahoma Municipal Power Authority, 1.590% (SIFMA Municipal Swap Index Yield+80 basis points), 8/1/2018, Call 2/1/2018 (7)	135,000	135,100

Oregon — 0.5%
Port of Morrow, 0.980%, 2/1/2027, Call 9/1/2017 (12)	1,000,000	1,000,000

Pennsylvania — 3.8%
Allegheny County Hospital Development Authority:
1.598% (LIBOR 3 Month+72 basis points), 2/1/2021, Call 11/1/2017 (7)	105,000	105,452
5.375%, 8/15/2029, Call 8/15/2019	225,000	243,245
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	50,928
Berks County Municipal Authority, 2.290% (SIFMA Municipal Swap Index Yield+150 basis points), 7/1/2022, Call 9/18/2017 (7)	350,000	356,685
City of Philadelphia, 5.250%, 8/1/2018	100,000	103,818
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,795
5.125%, 8/1/2025, Call 8/1/2019	90,000	96,325
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	250,735
5.000%, 10/1/2023, Call 10/1/2017	100,000	100,294
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	639,588
Delaware County Vocational & Technical School Authority, BAM, 3.000%, 11/1/2018	120,000	122,771
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	135,339
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	223,032
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	307,130
North Penn Water Authority, 1.325% (LIBOR 1 Month+50 basis points), 11/1/2019, Call 5/1/2019 (7)	800,000	801,208
Northampton County General Purpose Authority, 2.190% (SIFMA Municipal Swap Index Yield+140 basis points), 8/15/2020, Call 2/15/2020 (7)	150,000	150,630
Pennsylvania Economic Development Financing Authority, 5.000%, 3/1/2020	200,000	217,582
Pennsylvania Turnpike Commission:
1.470% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (7)	90,000	90,193
1.670% (SIFMA Municipal Swap Index Yield+88 basis points), 12/1/2020, Call 6/1/2020 (7)	325,000	328,022
1.770% (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (7)	80,000	81,200
1.940% (SIFMA Municipal Swap Index Yield+115 basis points), 12/1/2019, Call 6/1/2019 (7)	600,000	606,234
Pittsburgh Public Parking Authority, NATL-RE, 0.000%, 12/1/2017	50,000	49,911
School District of Philadelphia, 5.000%, 9/1/2018	65,000	67,238
Scranton School District, SAW, 1.837% (LIBOR 1 Month+100 basis points), 4/2/2018, Call 10/2/2017 (7)	1,000,000	999,990
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	167,725
State Public School Building Authority, SAW, 1.625% (LIBOR 1 Month+80 basis points), 9/1/2018, Call 3/1/2018 (7)	615,000	617,952
		6,924,022

Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp., 5.000%, 5/15/2022	500,000	568,040
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	280,835
		848,875

South Carolina — 0.6%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,083,340

Tennessee — 0.3%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	134,630
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	227,086
Public Building Authority of Sevier County, AMBAC, 1.365%, 6/1/2018 (12) (13)	50,000	49,407
Tennessee Energy Acquisition Corp.:
5.250%, 9/1/2020	10,000	11,107
5.250%, 9/1/2021	55,000	62,745
		484,975

Texas — 6.5%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 9/21/2017 (12)	650,000	649,954
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	310,617
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	51,007
City of The Colony, 6.000%, 2/15/2019	795,000	853,774
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	177,080
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	263,525
Crane County Water District, 3.000%, 2/15/2021	605,000	640,344
Harris County Cultural Education Facilities Finance Corp., 1.620% (SIFMA Municipal Swap Index Yield+83 basis points), 6/1/2021 (7)	350,000	353,188
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,068,490

New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (6)	500,000	501,550
4.000%, 4/1/2018	225,000	228,085
4.000%, 11/15/2021	615,000	644,059
5.000%, 11/1/2022	500,000	578,390
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	264,912
North Texas Higher Education Authority, Inc., 2.199% (LIBOR 3 Month+90 basis points), 7/1/2030 (7)	125,000	125,108
North Texas Tollway Authority:
1.460% (SIFMA Municipal Swap Index Yield+67 basis points), 1/1/2020, Call 7/1/2019 (7)	350,000	351,162
1.590% (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2019, Call 7/1/2018 (7)	250,000	250,893
5.000%, 1/1/2022	250,000	289,182
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2018 (12)	695,000	697,766
Panhandle-Plains Higher Education Authority, Inc., 2.549% (LIBOR 3 Month+125 basis points), 4/1/2035, Call 9/1/2017 (7)	250,000	252,988
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 9/21/2017	700,000	700,686
5.000%, 5/15/2021	500,000	542,880
5.000%, 11/15/2022	1,000,000	1,164,380
Texas Municipal Gas Acquisition & Supply Corp. I:
1.385% (LIBOR 3 Month+55 basis points), 12/15/2017, Call 9/1/2017 (7)	10,000	9,984
5.625%, 12/15/2017	255,000	256,928
Texas Municipal Gas Acquisition & Supply Corp. II, 1.535% (LIBOR 3 Month+70 basis points), 9/15/2017 (7)	220,000	220,009
Texas State University System, 5.000%, 3/15/2022	350,000	409,248
		11,856,189

Utah — 0.3%
Salt Lake City Corp., AMBAC, 0.737%, 5/15/2020, Call 9/1/2017 (12) (13)	500,000	493,082

Vermont — 0.2%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	257,950
5.000%, 7/1/2019	100,000	106,873
		364,823

Virgin Islands — 0.1%
Virgin Islands Public Finance Authority, 2.250%, 10/1/2017 (6)	100,000	98,775

Virginia — 0.7%
Henrico County Economic Development Authority, AGM, 2.156%, 8/23/2027, Call 9/1/2017 (12) (13)	1,250,000	1,192,784

Washington — 1.2%
City of Tacoma, 5.750%, 12/1/2017	100,000	101,135
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	384,523
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	75,000	77,262
State of Washington, 5.000%, 2/1/2022	1,000,000	1,166,220
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (6)	25,000	24,952
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	349,437
		2,103,529

West Virginia — 0.7%
West Virginia Commissioner, 5.000%, 9/1/2018	1,250,000	1,298,312

Wisconsin — 3.0%
City of Stanley, 2.500%, 3/1/2018, Call 10/2/2017	1,000,000	1,000,930
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,000,000	1,005,150
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (6)	500,000	505,480
5.000%, 11/15/2021 (8)	610,000	692,948
5.000%, 11/15/2022 (8)	500,000	579,490
State of Wisconsin:
5.000%, 9/1/2020	175,000	194,777
5.000%, 3/1/2021	300,000	337,932
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2019	105,000	109,131
3.250%, 5/1/2018	200,000	200,508
4.000%, 8/15/2018	300,000	308,355
5.000%, 3/1/2020	200,000	214,682

5.000%, 8/15/2020	260,000	289,752
5.500%, 12/15/2020, Call 12/15/2019	80,000	87,657
		5,526,792

Total Municipals (identified cost $170,882,303)		172,490,237

Mutual Funds — 0.5%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	85,926	866,132

Total Mutual Funds (identified cost $866,956)		866,132

Short-Term Investments — 1.0%

Mutual Funds — 0.1%
BMO Government Money Market Fund - Premier Class, 0.870% (4)	115,488	115,488

Short-Term Municipals — 0.9%

Connecticut — 0.4%
City of New Haven, 2.500%, 5/15/2018	$ 700,000	705,810

Ohio — 0.5%
City of Tipp City, 1.750%, 2/14/2018	1,000,000	1,002,240
Total Short-Term Municipals		1,708,050

Total Short-Term Investments (identified cost $1,823,132)		1,823,538

Total Investments — 95.9% (identified cost $173,572,391)		175,179,907
Other Assets and Liabilities — 4.1%		7,440,509
Total Net Assets — 100.0%		$182,620,416

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2017, these securities amounted to:

Fund	Amount	% of Total Net Assets
Short Tax-Free Fund	$12,985,101	7.11%

(7) Floating Rate Security

(8) Purchased on a when-issued or delayed delivery basis.

(12) Variable Rate Security

(13) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(15) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS – As of August 31, 2017

Description	Shares or Principal Amount	Value

Municipals — 98.4%

Alabama — 1.8%
Alabama Board of Education:
3.000%, 6/1/2021	$ 305,000	$ 320,988
4.000%, 7/1/2021	1,895,000	2,065,758
4.375%, 10/1/2017	200,000	200,488
5.000%, 10/1/2020, Call 10/1/2018	230,000	239,258
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	626,389
City of Birmingham, 4.000%, 3/1/2022 (15)	1,945,000	2,117,463
Columbia Industrial Development Board, 0.930%, 12/1/2037, Call 9/1/2017 (12)	400,000	400,000
County of Jefferson, AGM, 2.463% (LIBOR 1 Month+0 basis points), 2/1/2042, Call 10/5/2017 (7)	454,517	394,678
Health Care Authority for Baptist Health, 1.150%, 11/1/2042 (12)	3,485,000	3,485,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,842,973
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,507,520
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,751,325
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,381,312
5.000%, 9/1/2041, Call 3/1/2027	2,020,000	2,345,947
Wilsonville Industrial Development Board, 0.870%, 1/1/2024, Call 9/1/2017 (12)	2,075,000	2,075,000
		28,754,099

Alaska — 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,572,518
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,967,650
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,181,930
Alaska Municipal Bond Bank Authority, AMBAC:
5.100%, 4/1/2033, Call 4/1/2018	165,000	169,031
5.100%, 4/1/2033, Call 4/1/2018	35,000	35,855
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	591,635
5.000%, 4/1/2031, Call 4/1/2021	150,000	170,760
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,166,819
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 10/2/2017	305,000	305,906
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,331,741
		9,493,845

Arizona — 2.7%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,468,030
Arizona Health Facilities Authority:
2.640% (SIFMA Municipal Swap Index Yield+185 basis points), 2/5/2020, Call 8/9/2019 (7)	4,500,000	4,568,535
5.000%, 2/1/2022	1,000,000	1,134,400
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	781,394
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,094,415
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,400,503
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,561,672
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	379,893
City of Peoria, 4.000%, 7/1/2019	515,000	543,742
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	552,805
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,701,299
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	893,632
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	549,470
Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2019, Call 10/2/2017	15,000	15,041
5.000%, 8/1/2027, Call 10/2/2017	240,000	240,631

Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (6)	425,000	427,622
5.000%, 7/1/2031, Call 7/1/2026 (6)	3,000,000	3,161,610
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	2,000,000	2,182,280
La Paz County Industrial Development Authority, 5.000%, 2/15/2046, Call 2/15/2026 (6)	1,000,000	1,076,220
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	377,775
Maricopa County Industrial Development Authority:
4.000%, 1/1/2019	200,000	207,548
5.000%, 7/1/2036, Call 7/1/2026	750,000	818,632
5.000%, 7/1/2036, Call 7/1/2026 (6)	1,225,000	1,290,991
Maricopa County Unified School District No. 60 Higley, AGM:
4.000%, 7/1/2022	500,000	561,365
5.000%, 7/1/2023	1,000,000	1,191,250
5.000%, 7/1/2024	575,000	695,853
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	659,354
5.000%, 7/1/2020, Call 7/1/2018	600,000	620,736
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,163,358
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (15)	500,000	633,860
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (15)	555,000	633,988
5.500%, 7/1/2036 (15)	530,000	700,421
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	240,000	250,781
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	250,630
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	127,863
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	259,888
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,100,140
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,433,050
Town of Marana, 5.000%, 7/1/2023	450,000	534,411
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (16)	170,000	171,753
University Medical Center Corp., 5.000%, 7/1/2021	425,000	483,913
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	517,553
		44,418,307

Arkansas — 1.4%
Arkansas Development Finance Authority:
1.200%, 9/1/2044, Call 9/1/2017 (12)	3,650,000	3,650,000
5.000%, 2/1/2020	255,000	275,856
5.000%, 2/1/2021	315,000	350,548
5.000%, 2/1/2022	150,000	171,459
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	215,000	226,352
4.000%, 7/1/2025, Call 7/1/2021	465,000	488,683
Arkansas State University:
4.000%, 3/1/2021	390,000	425,498
4.000%, 3/1/2022	1,140,000	1,264,773
4.000%, 3/1/2023	985,000	1,103,190
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,213,950
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	910,000	932,523
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,064,740
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,165,350
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	1,325,000	1,325,371
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	633,356
County of Greene, AGM:
4.000%, 3/1/2019, Call 10/2/2017	840,000	841,688
4.000%, 3/1/2020, Call 10/2/2017	1,430,000	1,433,017
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,061,972
5.000%, 11/1/2023, Call 11/1/2022	860,000	995,742
University of Arkansas:
5.000%, 12/1/2021	300,000	347,616
5.000%, 12/1/2022	520,000	617,947
5.000%, 12/1/2023, Call 12/1/2022	500,000	590,285
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,200,470
		23,380,386

California — 7.2%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	570,146
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,098,530
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,403,450
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (15)	1,150,000	1,091,568
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	239,672
Bay Area Toll Authority, 2.040% (SIFMA Municipal Swap Index Yield+125 basis points), 4/1/2027, Call 10/1/2026 (7)	5,000,000	5,081,700
BB&T Municipal Trust, 1.590% (SIFMA Municipal Swap Index Yield+80 basis points), 11/15/2019 (6) (7)	1,500,000	1,503,825
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	379,127
0.000%, 8/1/2031	615,000	381,724
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,100,317
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (15)	1,325,000	1,146,284
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 10/2/2017	4,240,000	4,245,046
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,279,620
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,136,710
California Health Facilities Financing Authority, NATL-RE, 1.383%, 7/1/2022, Call 9/1/2017 (12) (13)	1,600,000	1,553,232
California Infrastructure & Economic Development Bank, 1.750%, 6/1/2022 (12)	1,000,000	1,011,380
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,698,180
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,125,710
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (6)	1,000,000	1,129,680
5.000%, 12/1/2046, Call 6/1/2026 (6)	1,000,000	1,089,510
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,553,370
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	974,984
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,097,767
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,723,662
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,445,414
County of Los Angeles, 0.000%, 9/1/2018	750,000	742,950
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	578,082
County of San Joaquin, 5.000%, 4/1/2022	350,000	407,946
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	250,000	225,685
Duarte Unified School District, 5.125%, 8/1/2026 (15)	585,000	736,661
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	509,068
5.000%, 10/1/2022	515,000	604,595
5.000%, 10/1/2022	580,000	686,511
5.000%, 10/1/2023	800,000	956,720
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (15)	500,000	550,150
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (15)	1,250,000	1,273,237
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	310,411
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,174,370
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	403,454
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,550,596
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,197,620
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,188,180
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	467,760
5.000%, 6/1/2023	400,000	477,636
5.000%, 6/1/2024	775,000	939,858
5.000%, 6/1/2025	425,000	521,760
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	235,970
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,277,540
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	108,921
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	415,976
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	221,070
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,152,160
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,993,390

Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	739,046
5.000%, 8/1/2025, Call 8/1/2023	760,000	902,158
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (15)	165,000	168,473
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	517,692
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	802,652
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (15)	300,000	375,168
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,360,380
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	573,945
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (15)	2,125,000	1,977,206
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	476,765
Northern California Gas Authority No. 1:
1.500% (LIBOR 3 Month+63 basis points), 7/1/2019 (7)	3,000,000	2,997,990
1.590% (LIBOR 3 Month+72 basis points), 7/1/2027 (7)	1,915,000	1,843,015
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	571,295
5.000%, 7/1/2032, Call 7/1/2022	700,000	798,427
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	533,272
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,440,100
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 10/2/2017	1,500,000	662,940
Rib Floater Trust Various States, 0.970%, 8/15/2051 (6) (12)	2,000,000	2,000,000
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	279,618
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	283,723
5.000%, 12/1/2028, Call 12/1/2025	425,000	508,173
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,176,060
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,340,800
San Francisco City & County Airport Commission:
5.000%, 5/1/2024, Call 5/1/2021	745,000	853,226
5.000%, 5/1/2024, Call 5/1/2021	295,000	336,760
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,638,727
San Jose International Airport:
5.000%, 3/1/2041, Call 3/1/2027 (16)	1,000,000	1,154,230
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,951,646
San Jose Unified School District, NATL, 0.000%, 8/1/2027	1,495,000	1,151,912
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	398,363
0.000%, 6/15/2021	490,000	460,527
0.000%, 6/15/2022	505,000	462,055
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	472,955
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	967,851
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	277,688
0.000%, 8/1/2031	470,000	300,222
State of California:
1.562% (LIBOR 1 Month+70 basis points), 12/1/2017, Call 10/2/2017 (7)	2,500,000	2,500,850
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,380,319
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,741,053
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,402,109
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,042,460
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 11/1/2017 (12)	1,365,000	1,365,259
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,486,280
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,403,828
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,214,068
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	257,334
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,270,540
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,119,662
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	189,875
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	100,427
0.000%, 8/1/2023	240,000	213,276
0.000%, 8/1/2024, Call 8/1/2023	330,000	282,850
0.000%, 8/1/2025, Call 8/1/2023	270,000	217,966
0.000%, 8/1/2026, Call 8/1/2023	330,000	250,081
0.000%, 8/1/2028, Call 8/1/2023	420,000	281,908
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	77,848
		116,521,938

Colorado — 2.4%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	6,084,900
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	611,125
5.000%, 12/1/2026, Call 12/1/2024	355,000	436,881
5.000%, 12/1/2027, Call 12/1/2024	500,000	613,410
City & County of Denver, 5.000%, 11/15/2021	500,000	579,660
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/1/2017	120,000	120,906
4.000%, 12/15/2025 (6)	535,000	550,558
5.000%, 9/1/2020 (15)	1,060,000	1,174,830
5.000%, 9/1/2021 (15)	865,000	984,232
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,436,662
Colorado Health Facilities Authority:
1.450%, 7/1/2034, Call 7/1/2019 (6) (12)	3,325,000	3,325,000
4.500%, 2/1/2020	455,000	480,667
5.000%, 9/1/2018	530,000	550,802
5.000%, 9/1/2019	560,000	598,438
5.000%, 2/1/2021	475,000	517,550
5.000%, 9/1/2022	750,000	867,450
5.000%, 12/1/2023	215,000	247,325
5.000%, 2/1/2024	420,000	473,281
5.000%, 6/1/2047, Call 6/1/2027 (8)	1,000,000	1,106,760
5.250%, 1/1/2025, Call 1/1/2020	460,000	500,931
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,082,000
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	883,125
5.000%, 12/1/2021	725,000	839,093
5.000%, 12/1/2022	1,185,000	1,406,216
County of Boulder:
5.000%, 12/1/2023, Call 12/1/2020	500,000	559,445
5.000%, 12/1/2025, Call 12/1/2020	475,000	531,150
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,760,910
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,155,890
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,150,670
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,274,993
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,128,483
Public Authority for Colorado Energy, 5.750%, 11/15/2018	345,000	356,161
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,322,420
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,237,972
		37,949,896

Connecticut — 1.1%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,403,670
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	635,000	657,403
Connecticut State Health & Educational Facility Authority:
2.875%, 9/1/2020, Call 10/2/2017 (6)	450,000	450,095
3.250%, 9/1/2021, Call 3/1/2018 (6)	700,000	701,743
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,540,960
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,432,870
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,308,660
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,620,160
		17,115,561

Delaware — 0.6%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,445,146
Delaware State Economic Development Authority, 5.000%, 6/1/2036, Call 6/1/2026	1,500,000	1,548,105
Delaware State Housing Authority:
5.000%, 1/1/2026, Call 7/1/2019 (16)	215,000	222,742
5.200%, 7/1/2029, Call 7/1/2018	915,000	929,119
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,799,193
		8,944,305

District of Columbia — 0.3%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,079,494
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,760,775
5.000%, 12/1/2036, Call 12/1/2021	500,000	571,775
		5,412,044

Florida — 5.2%
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,795,487
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,146,030
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,046,700
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,229,680
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,624,162
City of North Port, 5.000%, 7/1/2022	200,000	231,818
City of Orlando, AGM:
5.000%, 11/1/2034, Call 11/1/2027	1,000,000	1,177,730
5.000%, 11/1/2035, Call 11/1/2027	1,000,000	1,171,980
5.000%, 11/1/2036, Call 11/1/2027	1,000,000	1,168,170
5.000%, 11/1/2037, Call 11/1/2027	1,000,000	1,165,320
5.000%, 11/1/2038, Call 11/1/2027	1,000,000	1,161,530
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	526,610
City of Sunrise, 4.000%, 10/1/2019	540,000	571,266
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	884,502
0.000%, 10/1/2020	975,000	938,408
0.000%, 10/1/2021	175,000	165,743
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	526,316
5.000%, 12/1/2027, Call 12/1/2025	400,000	464,312
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,206,580
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	433,030
Columbia County School Board, 5.000%, 7/1/2026, Call 7/1/2025	495,000	586,243
County of Broward:
5.000%, 10/1/2026, Call 10/1/2025 (16)	750,000	898,965
5.000%, 10/1/2031, Call 10/1/2025 (16)	1,000,000	1,155,550
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (16)	740,000	812,187
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,321,360
County of Manatee, 0.870%, 9/1/2024, Call 9/1/2017 (12)	4,600,000	4,600,000
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	966,264
5.000%, 10/1/2040, Call 10/1/2027 (16)	1,500,000	1,743,450
5.250%, 10/1/2029, Call 10/1/2023	100,000	120,069
5.500%, 10/1/2026, Call 10/1/2020	450,000	511,056
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,639,210
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	564,134
5.000%, 10/1/2029, Call 10/1/2019	400,000	431,744
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,054,920
County of Miami-Dade, NATL-RE BHAC, 5.000%, 10/1/2030, Call 10/1/2017 (15)	475,000	476,397
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,688,879
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,814,182
5.000%, 10/1/2021	1,110,000	1,276,078
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	232,516
3.000%, 5/1/2019	190,000	194,539
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,660,204
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	200,000	209,080
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	355,000	370,755
Florida Municipal Loan Council, AGM, 5.000%, 5/1/2021	1,745,000	1,973,909
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,845,113
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,529,784
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,242,340
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,933,725

Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,332,340
Miami-Dade County Industrial Development Authority:
0.840%, 4/1/2020, Call 9/1/2017 (12)	400,000	400,000
0.870%, 6/1/2021, Call 9/1/2017 (12)	3,500,000	3,500,000
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	440,000	460,662
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	162,218
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	841,470
5.000%, 1/1/2031, Call 1/1/2025	935,000	1,043,198
School Board of Miami-Dade County, 1.020%, 9/7/2017 (6) (12)	3,855,000	3,855,000
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (6)	2,405,000	2,446,558
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,804,775
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,050,600
5.000%, 7/1/2020	500,000	546,380
Town of Davie:
5.000%, 4/1/2019	75,000	79,285
5.000%, 4/1/2021	615,000	686,580
5.000%, 4/1/2022	830,000	946,781
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	844,362
		84,488,236

Georgia — 2.7%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,315,385
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,774,504
5.000%, 7/1/2024, Call 7/1/2020	695,000	771,471
5.000%, 7/1/2024, Call 7/1/2020	945,000	1,041,749
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,181,790
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,949,600
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,175,290
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,170,110
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,169,330
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,280,320
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,470,890
5.000%, 7/1/2021	1,155,000	1,309,089
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,431,337
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,191,154
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	400,000	448,356
5.000%, 3/1/2037, Call 3/1/2027	500,000	538,010
5.000%, 3/1/2047, Call 3/1/2027	500,000	527,410
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,733,040
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,305,420
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,418,620
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,533,681
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	259,970
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	622,524
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,216,389
5.375%, 1/1/2029, Call 1/1/2019	940,000	995,808
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	936,816
5.000%, 1/1/2024	1,000,000	1,184,410
5.000%, 1/1/2025, Call 1/1/2024	700,000	838,768
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	29,640
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	736,393
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,305,089
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,140,460
		43,002,823

Guam — 0.1%
Territory of Guam:
5.000%, 12/1/2030, Call 12/1/2026	1,000,000	1,145,920
5.000%, 12/1/2031, Call 12/1/2026	1,000,000	1,139,860
		2,285,780

Hawaii — 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	593,445
5.000%, 10/1/2023	500,000	605,680
		1,199,125

Idaho — 0.3%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	207,432
7.375%, 6/1/2034, Call 6/1/2018	340,000	356,368
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,206,660
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	547,805
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,077,344
		5,395,609

Illinois — 15.5%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,189,582
Chicago Board of Education:
6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,740,420
9.000%, 3/1/2032, Call 9/1/2018	5,855,000	5,883,280
Chicago Board of Education, NATL:
0.000%, 12/1/2022	365,000	312,626
5.250%, 12/1/2021	1,000,000	1,094,250
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	73,874
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (16)	1,500,000	1,793,670
5.000%, 1/1/2031, Call 1/1/2025 (16)	1,000,000	1,154,670
5.000%, 1/1/2039, Call 1/1/2027	2,000,000	2,310,700
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	846,385
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,194,217
5.000%, 1/1/2025, Call 7/1/2020	230,000	247,048
5.000%, 1/1/2026, Call 1/1/2021	730,000	789,699
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,821,075
5.000%, 11/15/2029, Call 11/15/2018	130,000	136,413
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	2,018,046
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,099,070
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,310,020
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	387,360
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,357,120
City of Chicago:
5.000%, 11/1/2025	2,000,000	2,358,580
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,954,550
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,181,820
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,174,750
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,165,970
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,163,549
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,279,380
5.000%, 1/1/2033, Call 1/1/2027	3,000,000	3,401,010
5.000%, 1/1/2039, Call 1/1/2025	500,000	548,375
6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,567,800
City of Chicago, AGM:
5.000%, 11/1/2027, Call 11/1/2018	140,000	146,682
5.000%, 11/1/2027, Call 11/1/2018	60,000	62,587
City of Springfield:
5.000%, 12/1/2022	905,000	1,034,460
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,160,830
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,153,480
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	207,774
0.000%, 12/1/2029, Call 12/1/2024	400,000	247,572
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	661,943
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	830,085

Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,418,404
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	774,112
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	486,882
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,845,783
0.000%, 12/1/2029	2,580,000	1,596,762
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,523,403
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	643,336
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,191,350
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,424,397
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,574,677
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,657,013
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,749,382
5.000%, 11/15/2031, Call 11/15/2026	2,000,000	2,276,080
5.250%, 11/15/2023, Call 11/15/2020	350,000	383,512
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,160,590
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	527,530
5.250%, 10/1/2024, Call 10/1/2019	215,000	230,454
5.250%, 10/1/2027, Call 10/1/2019	835,000	908,221
5.250%, 10/1/2027, Call 10/1/2019	315,000	336,442
5.500%, 1/1/2038, Call 1/1/2023	825,000	933,034
County of Will:
5.750%, 1/1/2023	480,000	480,600
5.750%, 1/1/2023	545,000	547,839
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	570,048
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	292,448
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	598,240
DeKalb, Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	162,310
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	508,100
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	580,923
Illinois Finance Authority:
2.500%, 5/15/2018	170,000	170,753
5.000%, 11/15/2023, Call 11/15/2022	215,000	248,948
5.000%, 8/15/2024	250,000	290,465
5.000%, 5/15/2025	1,000,000	1,109,590
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,184,110
5.000%, 11/15/2027, Call 11/15/2025	500,000	585,995
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,328,440
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,064,230
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,388,724
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,235,040
5.000%, 8/1/2042, Call 8/1/2027	580,000	634,468
5.000%, 8/1/2046, Call 8/1/2027	515,000	562,035
5.000%, 8/1/2047, Call 8/1/2027	750,000	816,555
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,462,426
5.250%, 2/15/2030, Call 2/15/2020	250,000	269,950
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,104,566
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,031,251
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,342,300
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	270,885
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	450,000	439,101
0.000%, 1/1/2020	500,000	478,655
0.000%, 1/1/2021	255,000	245,315
5.150%, 1/1/2019	420,000	441,987
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	342,015
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	660,969	659,925

Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,146,840
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,141,420
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,181,760
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	9,097,785
5.500%, 1/1/2033, Call 1/1/2018	490,000	497,374
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,765,425
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	324,110
0.000%, 1/1/2023	650,000	566,845
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,169,360
5.000%, 1/1/2024	1,000,000	1,186,370
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,723,600
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,013,922
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,624,147
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	345,870
0.000%, 12/1/2028	335,000	195,952
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	192,748
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	516,270
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	429,490
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,789,097
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	323,697
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	273,512
5.000%, 1/1/2020	550,000	590,183
5.000%, 1/1/2021	810,000	889,834
5.000%, 1/1/2022	895,000	1,003,188
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 12/15/2023	855,000	718,106
0.000%, 6/15/2024	1,000,000	820,040
5.700%, 6/15/2023 (15)	3,530,000	4,188,063
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	413,398
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	4,125,835
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,244,814
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	939,800
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,273,776
Rib Floater Trust Various States, 1.040%, 4/1/2036, Call 4/1/2027 (6) (12)	1,000,000	1,000,000
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	770,540
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,317,833
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,023,504
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,497,283
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,086,705
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	677,968
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (16)	745,000	789,685
State of Illinois:
5.000%, 3/1/2020	500,000	530,195
5.000%, 4/1/2024, Call 4/1/2023	500,000	550,120
5.000%, 11/1/2025	7,000,000	7,828,380
5.000%, 2/1/2027	1,000,000	1,119,270
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,095,750
5.000%, 11/1/2033, Call 11/1/2026	8,000,000	8,506,800
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,000,238
6.500%, 6/15/2022	300,000	337,032
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,497,104
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	423,134
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	241,445
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,079,710
5.000%, 1/1/2021	1,000,000	1,109,810
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,527,757

Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 3/1/2018	250,000	178,418
0.000%, 3/1/2026, Call 3/1/2018	1,280,000	814,771
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	437,928
4.000%, 10/1/2019	420,000	442,546
4.000%, 10/1/2020	615,000	661,143
5.000%, 10/1/2022, Call 10/1/2021	730,000	829,251
5.000%, 10/1/2023, Call 10/1/2021	685,000	777,263
5.000%, 10/1/2024, Call 10/1/2021	425,000	481,708
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,041,201
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	575,234
Will & Kankakee Counties School District No 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	581,680
5.000%, 6/1/2029, Call 6/1/2025	600,000	679,176
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,243,475
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,444,385
5.000%, 1/1/2030, Call 1/1/2023	1,500,000	1,449,030
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2019	695,000	677,785
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	236,300
0.000%, 11/1/2020	1,755,000	1,640,574
0.000%, 11/1/2021	55,000	52,226
0.000%, 11/1/2021	245,000	222,894
0.000%, 11/1/2022	60,000	55,952
0.000%, 11/1/2022	190,000	167,595
Will County School District No. 114 Manhattan, NATL, 0.000%, 12/1/2017	375,000	373,387
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2020	1,180,000	1,098,285
0.000%, 12/1/2023	1,600,000	1,356,912
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	575,910
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,913,366
5.750%, 6/1/2028, Call 6/1/2018	170,000	175,700
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	166,359
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	417,010
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	386,460
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	474,620
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,971,751
		250,473,512

Indiana — 2.3%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	385,935
City of Greenwood:
4.000%, 10/1/2017	115,000	115,223
4.250%, 10/1/2020, Call 10/1/2018	820,000	854,858
4.625%, 10/1/2024, Call 10/1/2018	520,000	544,970
City of Rockport, 1.750%, 6/1/2018 (12)	1,500,000	1,504,260
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,035,760
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	216,980
4.500%, 7/1/2018	220,000	225,188
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,061,281
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,769,127
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	140,157
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	657,639
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,985,275
Gary Chicago International Airport Authority, 5.000%, 2/1/2018 (16)	885,000	898,275
Indiana Bond Bank, 1.450% (SIFMA Municipal Swap Index Yield+66 basis points), 10/15/2022 (7)	1,650,000	1,588,884
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	258,623
5.000%, 8/15/2020	700,000	753,914

5.000%, 10/1/2022	300,000	343,491
5.000%, 10/1/2023	400,000	464,288
5.000%, 10/1/2024, Call 10/1/2023	275,000	318,013
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,536,910
5.250%, 10/1/2024, Call 10/1/2021	710,000	820,497
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,521,435
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,793,275
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,070,140
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	514,485
Indiana Health Facility Financing Authority, AMBAC, 1.890%, 5/1/2031, Call 9/5/2017 (12) (13)	525,000	487,293
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	529,205
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	195,241
5.000%, 1/1/2022, Call 1/1/2021	200,000	222,786
5.750%, 1/1/2038, Call 1/1/2019	345,000	367,411
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	582,795
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	95,846
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	479,980
4.000%, 7/15/2020, Call 1/15/2020	935,000	996,588
4.000%, 7/15/2021, Call 1/15/2020	375,000	399,881
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,037,890
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	321,401
5.000%, 1/15/2024	215,000	249,701
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	216,586
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	598,578
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,444,226
		37,604,291

Iowa — 0.4%
Iowa Finance Authority, 5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,513,240
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,674,792
		6,188,032

Kansas — 0.2%
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	800,000	869,736
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,071,140
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	499,030
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,146,810
		3,586,716

Kentucky — 1.1%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,208,460
5.000%, 9/1/2025	1,250,000	1,524,488
Kentucky Economic Development Finance Authority:
5.000%, 8/15/2041, Call 8/15/2027	1,500,000	1,658,295
5.000%, 8/15/2046, Call 8/15/2027	1,500,000	1,654,380
Kentucky State Property & Building Commission, NATL, 5.000%, 3/1/2022, Call 10/2/2017	35,000	35,094
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,534,728
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	4,112,885
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	106,358
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,380,220
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,185,331
5.000%, 10/1/2030, Call 10/1/2026	1,500,000	1,748,295
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	274,565
		18,423,099

Louisiana — 2.4%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,361,608
City of New Orleans:
5.000%, 6/1/2021	800,000	906,024
5.000%, 12/1/2021	500,000	569,570
5.000%, 6/1/2022	450,000	522,855
5.000%, 12/1/2022	725,000	843,958
5.000%, 6/1/2023	500,000	591,600
5.000%, 12/1/2024	765,000	917,166
5.000%, 6/1/2026, Call 6/1/2025	150,000	181,026
5.000%, 12/1/2026, Call 12/1/2025	240,000	289,759
5.000%, 6/1/2027, Call 6/1/2025	200,000	239,158
5.000%, 6/1/2029, Call 6/1/2025	200,000	235,734
5.000%, 12/1/2029, Call 12/1/2025	350,000	413,325
City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,488,880
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	739,190
4.000%, 10/1/2021	675,000	734,400
Louisiana Housing Corp., GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	715,000	746,503
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,452,371
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,830,000
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	944,216
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2020	650,000	717,015
New Orleans Aviation Board:
5.000%, 1/1/2043, Call 1/1/2027	1,500,000	1,739,625
5.000%, 1/1/2048, Call 1/1/2027	1,875,000	2,164,631
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,678,304
4.000%, 3/1/2021	3,585,000	3,868,000
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (16)	725,000	786,835
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	240,000	197,278
State of Louisiana, 1.332% (LIBOR 1 Month+47 basis points), 5/1/2018, Call 11/1/2017 (7)	7,000,000	7,001,820
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	531,576
		38,692,427

Maine — 0.6%
City of Portland, 5.000%, 7/1/2022	300,000	344,343
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,880,475
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,734,855
		9,959,673

Maryland — 1.0%
City of Baltimore:
5.000%, 9/1/2034, Call 9/1/2027	1,000,000	1,143,620
5.000%, 9/1/2035, Call 9/1/2027	1,000,000	1,140,880
5.000%, 9/1/2036, Call 9/1/2027	1,000,000	1,138,150
5.000%, 9/1/2039, Call 9/1/2027	1,000,000	1,143,620
5.000%, 9/1/2042, Call 9/1/2027	1,000,000	1,138,150
Maryland Health & Higher Educational Facilities Authority:
5.000%, 5/15/2042, Call 5/15/2027	4,750,000	5,436,138
5.750%, 7/1/2034, Call 7/1/2021	775,000	910,369
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	710,845
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,382,654
		16,144,426

Massachusetts — 1.1%
Commonwealth of Massachusetts, NATL-RE FGIC:
1.620%, 12/1/2030, Call 9/5/2017 (12) (13)	1,450,000	1,338,347
1.635%, 12/1/2030, Call 9/7/2017 (12) (13)	7,375,000	6,807,051
Massachusetts Development Finance Agency:
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,623,673
5.000%, 7/1/2027, Call 7/1/2025	125,000	150,213
Massachusetts Educational Financing Authority:
5.000%, 7/1/2025, Call 7/1/2022 (16)	500,000	551,625
5.250%, 1/1/2019	445,000	463,134
5.250%, 1/1/2019 (16)	1,150,000	1,200,853
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,335,360
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (16)	1,540,000	1,578,300
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	955,033
		18,003,589

Michigan — 4.0%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,010,497
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	761,435
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,530,843
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	725,700
5.000%, 5/1/2026	500,000	608,425
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	411,473
Charter Township of Northville:
4.000%, 4/1/2021	400,000	438,576
4.000%, 4/1/2022	240,000	267,751
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,944
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,030,750
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 10/2/2017	95,000	95,295
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	102,245
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,074,547
City of Wyandotte, BAM:
5.000%, 10/1/2020	200,000	219,088
5.000%, 10/1/2021	290,000	324,197
5.000%, 10/1/2022	290,000	329,194
5.000%, 10/1/2023	250,000	286,963
5.000%, 10/1/2024	300,000	344,547
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	963,038
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	446,096
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	361,494
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,383,960
5.000%, 5/1/2025	1,000,000	1,201,650
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,149,975
Forest Hills Public Schools, 5.000%, 5/1/2021	1,600,000	1,805,600
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,135,780
5.000%, 5/1/2022	1,000,000	1,165,520
5.000%, 5/1/2025	1,700,000	2,066,911
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	240,644
5.000%, 5/1/2027, Call 5/1/2025	230,000	273,698
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,824,745
5.250%, 5/1/2027, Call 5/1/2021	600,000	672,846
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,765,039
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,120,260
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (12)	415,000	453,865
Jenison Public Schools:
5.000%, 5/1/2021	500,000	563,490
5.000%, 5/1/2022, Call 5/1/2021	560,000	629,406
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,122,590
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,114,840
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,067,610
5.000%, 5/1/2020	1,825,000	2,009,544
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,796,480
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,509,237
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,017,860
Mattawan Consolidated School District, Q-SBLF, 5.000%, 5/1/2019	215,000	228,986
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,231,120
5.000%, 7/1/2026, Call 7/1/2025	175,000	203,196
5.000%, 7/1/2027, Call 7/1/2025	600,000	692,100
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,095,103
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,707,660
5.000%, 7/1/2034, Call 7/1/2025	500,000	561,805
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,124,510

Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,738,830
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,730,670
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	920,788
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	237,882
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	512,833
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	277,663
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,874,726
5.000%, 5/1/2021	1,155,000	1,314,043
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2018	855,000	866,089
3.000%, 5/1/2019	340,000	349,190
3.250%, 5/1/2020	90,000	94,128
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	513,675
5.250%, 5/1/2019, Call 5/1/2018	400,000	411,588
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (16)	3,000,000	3,572,250
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,481,262
Wayne State University, AGM:
5.000%, 11/15/2025, Call 11/15/2018	230,000	241,489
5.000%, 11/15/2025, Call 11/15/2018	285,000	297,839
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,301,244
		65,028,317

Minnesota — 0.5%
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	175,966
6.500%, 11/15/2038, Call 11/15/2018	905,000	963,689
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	468,398
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (12)	215,000	236,313
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 1.740%, 8/1/2027, Call 9/5/2017 (12) (13)	375,000	350,591
City of Winona, 3.750%, 7/1/2021	170,000	176,370
Housing & Redevelopment Authority of The City of St. Paul, 4.000%, 11/15/2043, Call 11/15/2027	1,500,000	1,570,320
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	305,489
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	426,220
Minnesota Housing Finance Agency, 3.900%, 7/1/2030, Call 1/1/2022	590,000	612,556
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	974,605	983,493
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	602,245	599,764
5.000%, 1/1/2031, Call 7/1/2021	625,000	665,925
		7,535,094

Mississippi — 0.3%
Mississippi Development Bank:
3.125%, 10/1/2023	185,000	190,036
5.000%, 10/1/2023	2,615,000	2,899,172
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,396,320
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	205,000	218,185
Mississippi State University Educational Building Corp.:
5.000%, 11/1/2021	225,000	257,661
5.000%, 11/1/2022	135,000	158,343
		5,119,717

Missouri — 2.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,666,000
Chesterfield Valley Transportation Development District:
4.000%, 5/15/2019	475,000	497,691
5.000%, 5/15/2020	125,000	136,116
5.000%, 5/15/2021	490,000	545,561
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	538,615
5.000%, 9/1/2023, Call 9/1/2019	300,000	322,554

5.000%, 10/1/2026, Call 10/1/2025	120,000	144,618
5.000%, 10/1/2028, Call 10/1/2025	115,000	135,155
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,069,050
Health & Educational Facilities Authority:
5.000%, 2/1/2032, Call 2/1/2026	1,000,000	1,123,060
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,470,850
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,267,660
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	358,581
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,000,000	1,066,010
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	2,104,480
Missouri Health & Educational Facilities Authority, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,143,702
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	280,000	289,094
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	690,000	728,778
4.000%, 5/1/2027, Call 5/1/2021	680,000	716,230
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	728,559
5.750%, 1/1/2029, Call 1/1/2019	65,000	69,143
Missouri State Health & Educational Facilities Authority:
3.750%, 2/15/2018	950,000	957,971
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,139,420
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 3/1/2018	2,900,000	2,903,973
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,375,588
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,095,640
5.000%, 3/1/2031, Call 3/1/2020	750,000	821,730
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,095,640
		33,511,469

Nebraska — 0.4%
Central Plains Energy Project, 5.000%, 12/1/2019 (12)	1,000,000	1,080,340
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,083,420
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	760,215
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,134,620
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	959,533
5.000%, 5/1/2027, Call 5/1/2022	585,000	679,822
5.000%, 5/1/2028, Call 5/1/2022	550,000	637,802
5.000%, 5/1/2029, Call 5/1/2022	660,000	764,069
		7,099,821

Nevada — 1.3%
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,341,320
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,412,484
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,172,240
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,679,600
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,126,545
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,063,970
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,958,412
		20,754,571

New Hampshire — 0.1%
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	365,000	378,173
4.800%, 7/1/2028, Call 1/1/2022	965,000	1,008,946
		1,387,119

New Jersey — 3.7%
New Jersey Economic Development Authority:
5.000%, 6/15/2019	3,000,000	3,145,350
5.000%, 6/15/2020	1,500,000	1,604,460
5.000%, 11/1/2021	4,600,000	5,091,004
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,910,175
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2042, Call 7/1/2027	1,500,000	1,723,185

New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	6,520,000	6,905,658
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	375,000	390,135
New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,928,824
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,895,372
New Jersey State Turnpike Authority, NATL-RE:
1.365%, 1/1/2030, Call 9/5/2017 (12) (13)	350,000	316,493
1.365%, 1/1/2030, Call 9/7/2017 (12) (13)	475,000	429,522
1.367%, 1/1/2030, Call 9/1/2017 (12) (13)	1,900,000	1,718,138
1.418%, 1/1/2030, Call 9/1/2017 (12) (13)	500,000	452,142
New Jersey Transportation Trust Fund Authority:
1.790% (SIFMA Municipal Swap Index Yield+100 basis points), 12/15/2019, Call 6/15/2019 (7)	5,000,000	4,940,650
5.000%, 6/15/2022	500,000	560,700
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,471,050
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,421,720
5.250%, 12/15/2023	240,000	278,554
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,462,500
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,226,200
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,214,391
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	374,444
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	587,505
5.000%, 1/1/2040, Call 1/1/2028	1,000,000	1,182,180
		60,230,352

New Mexico — 1.3%
City of Farmington, 1.875%, 4/1/2020 (12)	2,000,000	2,032,520
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	727,364
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,467,018
5.700%, 6/1/2026, Call 6/1/2018	465,000	481,577
5.800%, 6/1/2027, Call 6/1/2018	825,000	855,517
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	912,683	920,624
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	195,000	201,743
5.650%, 9/1/2039, Call 3/1/2019	245,000	255,995
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	615,000	640,166
5.350%, 3/1/2030, Call 9/1/2020	1,505,000	1,584,208
New Mexico Municipal Energy Acquisition Authority, 1.575% (LIBOR 1 Month+75 basis points), 8/1/2019, Call 2/1/2019 (7)	10,000,000	10,001,500
		20,168,232

New York — 6.1%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	174,915
5.000%, 12/1/2024	200,000	235,362
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,084,130
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,375,933
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,046,070
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,235,412
City of New York, 0.860%, 8/1/2024, Call 9/1/2017 (12)	1,000,000	1,000,000
City of New York, AGC, 0.820%, 10/1/2021, Call 9/5/2017 (12) (13)	400,000	400,000
City of New York, AGM, 0.920%, 11/1/2026 (12)	7,800,000	7,800,000
Long Island Power Authority, 1.512% (LIBOR 1 Month+65 basis points), 11/1/2018, Call 5/1/2018 (7)	2,500,000	2,505,600
Metropolitan Transportation Authority:
1.175% (LIBOR 1 Month+35 basis points), 11/1/2017, Call 10/2/2017 (7)	2,800,000	2,800,112
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,741,036
Metropolitan Transportation Authority, AGM, 1.450% (LIBOR 1 Month+60 basis points), 5/15/2018, Call 11/15/2017 (7)	3,950,000	3,952,568
New York City Transitional Finance Authority:
0.920%, 8/1/2022, Call 9/1/2017 (12)	5,855,000	5,855,000
0.920%, 8/1/2023, Call 9/1/2017 (12)	4,600,000	4,600,000
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,765,474

5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,222,990
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,445,980
5.000%, 2/1/2038, Call 2/1/2027	4,000,000	4,733,840
5.000%, 2/1/2039, Call 2/1/2027	4,000,000	4,722,960
New York City Water & Sewer System:
0.920%, 6/15/2032, Call 9/15/2017 (12)	3,400,000	3,400,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	604,090
5.000%, 6/15/2029, Call 6/15/2024	600,000	722,778
New York Convention Center Development Corp., 0.000%, 11/15/2032	1,250,000	754,600
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	533,510
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,765,084
5.000%, 3/15/2028, Call 3/15/2019	625,000	664,413
5.000%, 12/1/2035, Call 6/1/2027 (6)	500,000	551,505
5.000%, 12/1/2037, Call 6/1/2027 (6)	500,000	549,700
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,110,260
New York State Dormitory Authority, NATL-RE, 2.281%, 7/1/2029, Call 9/5/2017 (12) (13)	2,800,000	2,548,538
New York State Energy Research & Development Authority, NATL-RE, 1.365%, 12/1/2020, Call 9/6/2017 (12) (13)	6,450,000	6,232,183
New York State Housing Finance Agency:
0.860%, 5/1/2042, Call 9/1/2017 (12)	2,545,000	2,545,000
0.860%, 5/1/2042, Call 9/1/2017 (12)	750,000	750,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,182,000
New York Transportation Development Corp., 5.000%, 7/1/2034, Call 7/1/2024 (16)	1,250,000	1,397,375
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (16)	2,500,000	2,648,300
State of New York, NATL-RE FGIC:
1.757%, 2/15/2022, Call 9/7/2017 (12) (13)	1,045,000	1,016,530
1.757%, 2/13/2032, Call 9/7/2017 (12) (13)	2,080,000	1,949,440
Town of Oyster Bay, 3.500%, 6/1/2018	1,000,000	1,011,850
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,136,060
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,124,560
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	557,740
		98,452,898

North Carolina — 0.8%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	634,795
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,146,610
5.000%, 10/1/2024, Call 10/1/2021	835,000	957,060
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	273,270
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,642,980
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,942,416
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	180,000	187,240
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	340,000	356,286
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	504,653
5.000%, 6/1/2027, Call 6/1/2022	500,000	564,305
North Carolina Turnpike Authority, State Appropriation, 5.000%, 7/1/2047, Call 7/1/2026	750,000	834,098
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,329,603
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,850,178
		12,223,494

North Dakota — 1.3%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	665,772
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,563,844
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,889,905
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,417,498
City of Grand Forks:
4.000%, 12/1/2019	535,000	567,212
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,083,520
City of West Fargo, 3.000%, 5/1/2023, Call 10/2/2017	185,000	185,120
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,761,104
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,452,690
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,265,878

North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	500,000	526,155
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,208,928
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,415,011
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,486,616
		21,489,253

Ohio — 4.0%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,126,890
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	405,672
City of Chillicothe, 5.000%, 12/1/2037, Call 12/1/2027	3,000,000	3,442,620
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,574,759
5.000%, 10/1/2024, Call 10/1/2022	460,000	537,570
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,247,731
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,307,998
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,650,721
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,411,287
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,374,864
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,120,440
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,103,670
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	553,440
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,097,580
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,087,150
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	344,128
0.000%, 12/1/2025	600,000	496,998
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,119,640
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,320,040
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,227,460
5.000%, 5/15/2031, Call 5/15/2023	405,000	463,709
County of Hamilton:
5.000%, 12/1/2029, Call 12/1/2021	975,000	1,106,800
5.000%, 1/1/2031, Call 1/1/2026	1,350,000	1,489,873
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,278,256
County of Lorain, AMBAC:
2.524%, 10/1/2030 (12) (13)	500,000	477,361
2.534%, 10/1/2030 (12) (13)	4,350,000	4,100,123
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,060,901
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,450,738
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	525,984
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,263,901
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,224,807
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	830,094
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	737,638
4.000%, 12/1/2024, Call 12/1/2019	835,000	881,292
4.000%, 12/1/2025, Call 12/1/2019	855,000	899,494
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,715,168
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,818,945
Liberty Local School District, AGM, 4.500%, 12/1/2018	885,000	923,285
New Albany Community Authority:
4.000%, 10/1/2020	590,000	634,451
5.000%, 10/1/2022	1,000,000	1,163,320
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,290,165
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	260,207
5.000%, 12/1/2028, Call 12/1/2023	365,000	430,528
5.000%, 12/1/2029, Call 12/1/2023	500,000	589,125
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,125,022
4.000%, 12/1/2021	795,000	865,668
4.000%, 12/1/2022	845,000	930,810

Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,115,000	1,141,336
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,558,547
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,294,645
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	258,755
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	279,063
		64,620,669

Oklahoma — 0.9%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,320,460
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 10/2/2017	2,365,000	2,367,933
4.000%, 9/1/2018	415,000	427,687
4.000%, 9/1/2019	740,000	777,407
4.000%, 9/1/2020	700,000	749,854
4.000%, 9/1/2021	805,000	876,065
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	405,000	415,315
3.300%, 3/1/2031, Call 3/1/2022	985,000	1,014,422
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	90,000	92,021
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	5,000	5,022
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (16)	1,405,000	1,596,389
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,674,960
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,660,365
		13,977,900

Oregon — 0.8%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,130,590
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	801,959
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,323,779
0.000%, 3/1/2021	1,215,000	1,141,420
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,816,860
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	283,732
5.000%, 9/1/2022	505,000	586,179
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	217,829
3.750%, 6/1/2021, Call 6/1/2019	220,000	229,374
4.000%, 6/1/2022, Call 6/1/2019	235,000	245,937
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,438,960
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (16)	870,000	911,586
		12,128,205

Pennsylvania — 2.3%
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	553,810
City of Pittsburgh, 4.000%, 9/1/2021	750,000	826,260
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,910,650
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,570,103
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	395,183
5.000%, 5/1/2022	430,000	478,328
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	585,608
Montgomery County Industrial Development Authority, 6.250%, 11/15/2029, Call 11/15/2019	715,000	796,824
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,504,521
Nazareth Area School District, SAW, 1.357% (LIBOR 1 Month+52 basis points), 2/1/2018, Call 9/21/2017 (7)	500,000	499,605
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	569,658
0.000%, 1/1/2021	600,000	554,682
5.000%, 1/1/2022	305,000	342,405
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (16)	2,240,000	2,352,045

Pennsylvania Turnpike Commission:
1.470% (SIFMA Municipal Swap Index Yield+68 basis points), 12/1/2018, Call 6/1/2018 (7)	2,850,000	2,856,099
1.770% (SIFMA Municipal Swap Index Yield+98 basis points), 12/1/2021, Call 6/1/2021 (7)	5,000,000	5,075,000
4.000%, 12/1/2023, Call 12/1/2019	105,000	112,043
4.000%, 12/1/2023, Call 12/1/2019	95,000	100,180
5.000%, 6/1/2021, Call 6/1/2019	715,000	766,280
5.000%, 12/1/2030, Call 12/1/2020 (15)	215,000	242,314
5.000%, 12/1/2030, Call 12/1/2020 (15)	120,000	135,245
5.000%, 12/1/2030, Call 12/1/2020 (15)	250,000	276,530
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,574,290
6.000%, 12/1/2034, Call 12/1/2020 (15)	55,000	63,734
6.000%, 12/1/2034, Call 12/1/2020 (15)	70,000	81,117
6.000%, 12/1/2034, Call 12/1/2020 (15)	270,000	312,879
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,129,840
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,175,430
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	2,785,000	3,067,594
Sayre Health Care Facilities Authority, 1.585% (LIBOR 3 Month+78 basis points), 12/1/2024, Call 12/1/2017 (7)	225,000	220,471
Scranton School District, SAW, 1.837% (LIBOR 1 Month+100 basis points), 4/2/2018, Call 10/2/2017 (7)	3,305,000	3,304,967
State Public School Building Authority, SAW, 1.625% (LIBOR 1 Month+80 basis points), 9/1/2018, Call 3/1/2018 (7)	1,425,000	1,431,840
		37,865,535

Rhode Island — 0.7%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	798,745
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (16)	300,000	308,010
3.950%, 12/1/2017	250,000	251,592
4.000%, 12/1/2022, Call 12/1/2021 (16)	2,885,000	3,082,997
4.200%, 12/1/2018, Call 12/1/2017	600,000	605,052
4.250%, 12/1/2020, Call 12/1/2017	500,000	503,010
4.250%, 12/1/2025, Call 12/1/2021 (16)	2,205,000	2,313,795
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,006,420
4.750%, 12/1/2028, Call 12/1/2021 (16)	1,000,000	1,050,380
4.750%, 12/1/2029, Call 12/1/2021 (16)	275,000	288,412
Town of Cumberland:
4.000%, 3/15/2024	795,000	907,477
4.000%, 3/15/2026, Call 3/15/2024	460,000	516,014
		11,631,904

South Carolina — 1.0%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	833,543
5.250%, 1/1/2028, Call 1/1/2022	475,000	542,374
County of Dorchester:
5.000%, 10/1/2022	480,000	563,246
5.000%, 10/1/2026, Call 10/1/2022	400,000	468,944
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,219,960
5.000%, 11/1/2030, Call 11/1/2020	500,000	541,610
5.000%, 11/1/2031, Call 11/1/2024	360,000	414,529
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	504,680
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,153,140
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,965,287
South Carolina Public Service Authority, 5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,808,296
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	85,000	88,676
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	920,000	976,129
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,736,940
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	989,289
		16,806,643

South Dakota — 1.0%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	240,140
6.750%, 12/1/2031, Call 12/1/2019	500,000	540,570
7.000%, 12/1/2035, Call 12/1/2019	750,000	811,485

South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	552,475
4.250%, 9/1/2023	740,000	842,897
4.500%, 9/1/2018	500,000	518,540
4.500%, 9/1/2020	900,000	987,417
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,175,926
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,090,264
5.000%, 9/1/2019	200,000	215,652
5.000%, 11/1/2022	715,000	837,472
5.000%, 8/1/2023	375,000	443,985
5.000%, 11/1/2023	625,000	744,588
5.000%, 8/1/2024	195,000	234,211
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,081,620
5.000%, 11/1/2024	650,000	783,673
5.000%, 11/1/2025, Call 11/1/2024	600,000	714,984
5.000%, 9/1/2027, Call 9/1/2024	720,000	834,221
South Dakota Housing Development Authority, 3.750%, 5/1/2018	290,000	295,469
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,387,640
		15,333,229

Tennessee — 1.4%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,537,688
Metropolitan Government Nashville & Davidson County Health & Educational Faciilities Board, 5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,168,280
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board:
5.000%, 11/1/2027, Call 11/1/2021	500,000	546,970
5.000%, 7/1/2040, Call 7/1/2026	1,350,000	1,530,940
Public Building Authority of Sevier County, AMBAC, 1.365%, 6/1/2018 (12) (13)	200,000	197,630
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,121,846
5.250%, 9/1/2021	3,810,000	4,346,524
5.250%, 9/1/2022	250,000	291,605
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	905,000	954,024
4.125%, 1/1/2025, Call 1/1/2021	655,000	692,224
4.500%, 7/1/2028, Call 1/1/2020	190,000	197,980
5.000%, 1/1/2027, Call 7/1/2019	140,000	145,001
		22,730,712

Texas — 6.6%
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	731,801
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,046,430
5.250%, 4/1/2021, Call 4/1/2020	400,000	429,788
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	815,260
City of Beaumont:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,226,200
5.000%, 9/1/2027, Call 9/1/2025	600,000	728,790
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,191,130
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,206,693
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	294,568
City of Houston Combined Utility System:
5.000%, 11/15/2028, Call 11/15/2025	3,540,000	4,302,870
5.000%, 11/15/2028, Call 11/15/2027	3,000,000	3,772,440
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	385,332
City of Houston, XLCA, 2.474%, 7/1/2032 (12) (16) (13)	425,000	407,163
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	266,681
5.000%, 10/1/2027, Call 10/1/2024	240,000	283,255
City of San Antonio, 1.190% (SIFMA Municipal Swap Index Yield+40 basis points), 11/1/2017 (7)	1,600,000	1,600,480
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	663,162
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,386,837
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	819,140
5.000%, 8/15/2027, Call 8/15/2025	545,000	655,188

5.000%, 8/15/2028, Call 8/15/2025	835,000	996,447
5.000%, 8/15/2029, Call 8/15/2025	335,000	397,102
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,473,813
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,160,750
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,479,219
County of Bowie, AGM:
4.000%, 8/1/2021, Call 10/2/2017	1,275,000	1,277,703
4.000%, 8/1/2024, Call 10/2/2017	1,315,000	1,317,564
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,433,360
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,078,968
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,139,640
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	755,399
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,178,890
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,564,650
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,324,300
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,420,884
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	1,929,222
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	714,641
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (15)	1,000,000	966,530
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,659,772
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,744,446
Harris County Cultural Education Facilities Finance Corp.:
1.540% (SIFMA Municipal Swap Index Yield+75 basis points), 6/1/2020 (7)	2,000,000	2,012,680
1.620% (SIFMA Municipal Swap Index Yield+83 basis points), 6/1/2021 (7)	2,400,000	2,421,864
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,685,920
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	479,048
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	594,292
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	155,652
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,276,090
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	836,349
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,618,900
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	694,616
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	604,564
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	500,975
3.000%, 5/15/2019	510,000	523,418
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 7/1/2030, Call 7/1/2025	750,000	838,305
5.000%, 11/15/2031, Call 11/15/2024	850,000	908,718
5.000%, 8/15/2036, Call 8/15/2021 (6)	1,700,000	1,727,744
5.000%, 8/15/2037, Call 8/15/2021 (6)	1,260,000	1,274,893
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,024,110
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	482,544
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	354,491
5.000%, 8/15/2023	250,000	290,600
5.000%, 8/15/2024	200,000	235,442
North Texas Tollway Authority:
1.590% (SIFMA Municipal Swap Index Yield+80 basis points), 1/1/2019, Call 7/1/2018 (7)	1,750,000	1,756,248
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,508,585
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,835,883
North Texas Tollway Authority, BHAC:
5.125%, 1/1/2028, Call 1/1/2018	435,000	441,029
5.125%, 1/1/2028, Call 1/1/2018	65,000	65,829
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2018 (12)	2,085,000	2,093,298
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,173,000
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	377,359
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	563,665
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	431,776
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 9/21/2017	1,000,000	1,000,980
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,333,850
5.000%, 5/15/2037, Call 5/15/2024	5,145,000	5,461,057
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,500,837

Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,293,240
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,107,810
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,618,928
		106,331,097

Utah — 0.8%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	921,102
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,083,650
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	375,772
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,721,265
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,530,657
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,034,568
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,393,456
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,142,360
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,503,606
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,147,894
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	554,626
		13,408,956

Vermont — 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,120,000	1,187,737
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (16)	130,000	137,608
5.000%, 6/15/2020 (16)	125,000	135,776
		1,461,121

Virgin Islands — 0.2%
Virgin Islands Public Finance Authority, 5.000%, 9/1/2030, Call 9/1/2025 (6)	3,320,000	3,618,568

Virginia — 0.4%
City of Chesapeake, 5.000%, 7/15/2022	500,000	574,605
Henrico County Economic Development Authority, AGM, 2.156%, 8/23/2027, Call 9/1/2017 (12) (13)	50,000	47,711
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,170,070
5.000%, 6/15/2030, Call 6/15/2026	700,000	805,525
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	817,802
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,926,042
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,077,750
		6,419,505

Washington — 1.2%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	180,860
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	681,476
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,037,430
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,700,960
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	224,342
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	130,000	133,921
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,397,701
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,189,734
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	747,058
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	456,293
Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (6)	70,000	69,866
5.000%, 10/1/2030, Call 10/1/2022	750,000	850,208
Washington State Housing Finance Commission, 5.000%, 1/1/2036, Call 1/1/2025 (6)	2,125,000	2,287,138
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (16)	750,000	793,943
3.150%, 12/1/2023, Call 9/1/2017 (16)	45,000	45,000
3.300%, 6/1/2024, Call 9/1/2017 (16)	20,000	20,000
3.450%, 6/1/2025, Call 9/1/2017 (16)	845,000	845,000

WBRP 3.2 Washington Biomed Research Properties Lease:
5.000%, 1/1/2026, Call 7/1/2025	750,000	918,795
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,122,886
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	575,900
5.000%, 12/1/2022	510,000	574,061
		19,852,572

West Virginia — 0.2%
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,658,975

Wisconsin — 3.7%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	103,352
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	533,240
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (6)	750,000	758,220
3.950%, 11/15/2024, Call 11/15/2019 (6)	1,000,000	1,020,180
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,099,240
5.000%, 11/15/2029 (8)	1,900,000	2,279,088
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	880,832
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,285,720
5.000%, 5/1/2027, Call 5/1/2022	25,000	29,286
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,836,102
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,131,730
State of Wisconsin, State Appropriation:
5.750%, 5/1/2029, Call 5/1/2019	105,000	113,298
5.750%, 5/1/2029, Call 5/1/2019	1,050,000	1,134,976
6.000%, 5/1/2033, Call 5/1/2019	135,000	146,221
6.000%, 5/1/2033, Call 5/1/2019	1,280,000	1,388,608
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,227,006
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,549,912
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	604,162
5.250%, 12/15/2027	1,930,000	2,324,724
Wisconsin Health & Educational Facilities Authority:
4.000%, 2/15/2042, Call 2/15/2027 (8)	2,000,000	2,023,480
4.500%, 10/15/2026, Call 10/15/2021	20,000	21,797
4.750%, 10/15/2029, Call 10/15/2021	605,000	657,078
5.000%, 8/15/2018	1,000,000	1,037,680
5.000%, 6/1/2019	205,000	214,225
5.000%, 7/1/2019	990,000	1,056,380
5.000%, 8/15/2019	250,000	268,428
5.000%, 8/15/2019	955,000	1,027,313
5.000%, 8/15/2020	1,060,000	1,178,031
5.000%, 3/1/2021	240,000	263,786
5.000%, 8/15/2021	1,160,000	1,327,748
5.000%, 3/1/2022	205,000	229,672
5.000%, 10/1/2022	750,000	878,070
5.000%, 12/15/2022	500,000	581,530
5.000%, 12/15/2023	500,000	589,970
5.000%, 12/15/2024	500,000	595,850
5.000%, 3/1/2025, Call 3/1/2024	315,000	357,242
5.000%, 6/1/2026, Call 6/1/2020	135,000	149,653
5.000%, 8/15/2027, Call 8/15/2022	500,000	587,480
5.000%, 12/15/2028, Call 12/15/2024	100,000	115,883
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	2,015,316
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,081,162
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,083,970
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,927,400
5.000%, 2/15/2047, Call 2/15/2027 (8)	1,000,000	1,119,480
5.125%, 4/15/2031, Call 4/15/2023	250,000	282,600
5.250%, 4/1/2023, Call 4/1/2018	365,000	374,121
5.250%, 6/1/2034, Call 6/1/2020	300,000	328,035
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,781,569
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,054,382
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (16)	865,000	917,462
		60,572,690

Wyoming — 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,107,380
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	507,525
		1,614,905

Total Municipals (identified cost $1,519,664,582)		1,591,471,242

Mutual Funds — 1.0%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,482,300
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,574,100
BlackRock Municipal Bond Trust	93,400	1,493,466
BlackRock Municipal Income Quality Trust	107,800	1,599,752
BlackRock Municipal Income Trust	107,000	1,546,150
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,296,392
BlackRock MuniYield Quality Fund, Inc.	105,000	1,656,900
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	506,795	5,108,497
Eaton Vance Municipal Income Term Trust	42,000	868,140

Total Mutual Funds (identified cost $15,715,415)		16,625,697

Short-Term Investments — 0.1%

Mutual Funds — 0.0%
BMO Government Money Market Fund - Premier Class, 0.870% (4)	79,783	79,783

Short-Term Municipals — 0.1%

New York — 0.1%
Town of Oyster Bay, 2.500%, 2/23/2018	$ 2,000,000	2,008,460

Total Short-Term Investments (identified cost $2,087,745)		2,088,243

Total Investments — 99.5% (identified cost $1,537,467,742)		1,610,185,182
Other Assets and Liabilities — 0.5%		7,978,573
Total Net Assets — 100.0%		$1,618,163,755

(4) Denotes an investment in an affiliated entity. Please refer to Note 6, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.

(6) Denotes a restricted security which is subject to restrictions on resale under federal securities law. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At August 31, 2017, these securities amounted to:

Fund	Amount	% of Total Net Assets
Intermediate Tax-Free Fund	$35,866,226	2.22%

(7) Floating Rate Security

(8) Purchased on a when-issued or delayed delivery basis.

(12) Variable Rate Security

(13) Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(15) Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(16) Securities that are subject to alternative minimum tax represent 2.34% of the Intermediate Tax-Free Fund’s portfolio as calculated based upon total portfolio market value.

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors

BMO Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of BMO Ultra Short Tax-Free Fund, BMO Short Tax-Free Fund, and BMO Intermediate Tax-Free Fund (each a series of BMO Funds, Inc., collectively the Funds), including the summary schedules of investments as of August 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the financial statements), the financial highlights for each of the years or periods in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the schedules of investments as of August 31, 2017 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and schedules of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with custodians and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and schedules of investments referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2017, and the results of their operations, the changes in their net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Milwaukee, Wisconsin

October 24, 2017

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a) (1)	Code of Ethics. Filed herewith.

(a) (2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser

By: John M. Blaser

President

(Principal Executive Officer)

October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser

By: John M. Blaser

President

(Principal Executive Officer)

October 24, 2017

/s/ Timothy M. Bonin

By: Timothy M. Bonin

Treasurer

(Principal Financial Officer)

October 24, 2017